UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-56073
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 31	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-08241
Amendment No. 161	☑
(Check appropriate box or boxes.)
Nationwide Variable Account-9

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Robert W. Horner III, Vice President Corporate Governance and Secretary,
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2015

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□	immediately upon filing pursuant to paragraph (b)
☑	on May 1, 2015 pursuant to paragraph (b)
□	60 days after filing pursuant to paragraph (a)(1)
□	on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Best of America® V
Individual Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-9
The date of this prospectus is May 1, 2015.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser's investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2015), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 44. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
Information about Nationwide and the variable annuity contract described in this prospectus (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
The Sub-Accounts available under this contract invest in underlying mutual funds of the portfolio companies listed below.
•	AllianceBernstein Variable Products Series Fund, Inc.
•	American Century Variable Portfolios II, Inc.
•	American Century Variable Portfolios, Inc.
•	BlackRock Variable Series Funds, Inc.
•	Delaware VIP Trust
•	Dreyfus
•	Dreyfus Investment Portfolios
•	Dreyfus Variable Investment Fund
•	Eaton Vance Variable Trust
•	Federated Insurance Series
•	Fidelity Variable Insurance Products Fund
•	Franklin Templeton Variable Insurance Products Trust
•	Goldman Sachs Variable Insurance Trust
•	Guggenheim Variable Fund
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•	Invesco
•	Ivy Funds Variable Insurance Portfolios
•	Janus Aspen Series
•	JPMorgan Insurance Trust
•	Lazard Retirement Series, Inc.
•	MFS® Variable Insurance Trust
•	MFS® Variable Insurance Trust II
•	Nationwide Variable Insurance Trust
•	Neuberger Berman Advisers Management Trust
•	Oppenheimer Variable Account Funds
•	PIMCO Variable Insurance Trust
•	T. Rowe Price Equity Series, Inc.
•	The Universal Institutional Funds, Inc.
•	Van Eck VIP Trust
•	Wells Fargo Advantage Variable Trust
For a complete list of the available Sub-Accounts, refer to Appendix A: Underlying Mutual Funds. For more information on the underlying mutual funds, refer to the prospectus for the mutual fund.
Purchase payments not invested in the Sub-Accounts may be allocated to the Fixed Account and/or the Guaranteed Term Options.
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Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account, the GTOs, and the collateral Fixed Account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
ERISA – The Employee Retirement Income Security Act of 1974, as amended.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Guaranteed Term Options – Investment options that provide a guaranteed fixed interest rate paid over specific term duration and contain a market value adjustment feature.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
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Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that their current Net Asset Value might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-9, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
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Table of Contents (continued)
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Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options. State premium taxes may also be deducted.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7% [1]
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Maximum Loan Processing Fee	$25 [2]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [3]
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Annual Loan Interest Charge	2.25% [4]
Maximum Annual Contract Maintenance Charge	$15 [5]
Variable Account Annual Expenses (assessed as an annualized percentage of the Daily Net Assets)[6]
Mortality and Expense Risk Charge	1.10%
Five-Year CDSC Option	0.15% [7]
Total Variable Account Charges (including this option only)	1.25%
CDSC Waiver Options (an applicant may elect one or more)
Additional Withdrawal Without Charge and Disability Waiver	0.10% [8]
Total Variable Account Charges (including this option only)	1.20%
10 Year and Disability Waiver (available for Tax Sheltered Annuities only)	0.05%
Total Variable Account Charges (including this option only)	1.15%
Hardship Waiver (available for Tax Sheltered Annuities only)	0.15%
Total Variable Account Charges (including this option only)	1.25%
Death Benefit Options (an applicant may elect one)
Optional One-Year Step Up Death Benefit	0.05%
Total Variable Account Charges (including this option only)	1.15%
Optional 5% Enhanced Death Benefit	0.10%
Total Variable Account Charges (including this option only)	1.20%

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses
Mortality and Expense Risk Charge (applicable to all contracts)	1.10%
Five-Year CDSC Option	0.15%
Additional Withdrawal Without Charge and Disability Waiver	0.10%
10 Year and Disability Waiver for Tax Sheltered Annuities	0.05%
Hardship Waiver for Tax Sheltered Annuities	0.15%
Optional 5% Enhanced Death Benefit	0.10%
Maximum Possible Total Variable Account Charges	1.65%

[1]	Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of:
•	10% of all purchase payments made to the contract; or
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•	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year. The Internal Revenue Code may impose restrictions on withdrawals from contracts issued as Tax Sheltered Annuities.
[2]	Nationwide assesses a Loan Processing Fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a Loan Processing Fee.
[3]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[4]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is 2.25%.
[5]	The Contract Maintenance Charge is deducted annually from all contracts containing less than $25,000 on each Contract Anniversary. This charge is waived for any contract valued at $25,000 or more on any Contract Anniversary.
[6]	These charges apply only to Sub-Account allocations. They do not apply to allocations made to the Fixed Account or to the Guaranteed Term Options.
[7]	Range of Five-Year CDSC over time:

Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5
CDSC Percentage	7%	7%	6%	4%	2%	0%
For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs.
[8]	Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of:
•	15% of all purchase payments made to the contract; or
•	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year. The Internal Revenue Code may impose restrictions on withdrawals from contracts issued as Tax Sheltered Annuities.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2014, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. The table does not reflect Short-Term Trading Fees. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.27%	3.43%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
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•	the seven year CDSC schedule;
•	a $15 Contract Maintenance Charge expressed as a percentage of the average account size; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (1.65%).
For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (3.43%)	$1,249	$2,139	$3,019	$5,372	*	$1,639	$2,719	$5,372	$549	$1,639	$2,719	$5,372
Minimum Total Underlying Mutual Fund Operating Expenses (0.27%)	$ 917	$1,171	$1,450	$2,472	*	$ 671	$1,150	$2,472	$217	$ 671	$1,150	$2,472
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Deferred Variable Annuity Contracts.
The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "Contract Owner" will mean "participant" unless the plan permits or requires the Contract Owner to exercise contract rights under the terms of the plan.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs")
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
Prospective purchasers may apply to purchase a contract through broker dealers that have entered into a selling agreement with Nationwide Investment Services Corporation.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. For contracts issued as Charitable Remainder Trusts and Tax Sheltered Annuities, there is no minimum initial purchase payment. For all other contract types, the minimum initial purchase payment is $1,000.  For Tax Sheltered Annuities, the minimum subsequent purchase payment is $25. For all other contract types, there is no minimum subsequent purchase payment.
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Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on subsequent purchase payment requirements in a particular state.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s) or the Annuitant. If upon notification of death of the Contract Owner(s) or the Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Guaranteed Term Options. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.10% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $15 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $25,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
CDSC Options
There are several CDSC options that a Contract Owner can elect at the time of application to replace the standard CDSC schedule. Each CDSC option has different characteristics and costs. They are as follows:
CDSC Option	Contract Type	Annual Charge (as a percentage of the Daily Net Assets)
Five-Year CDSC Option	All	0.15%
Additional Withdrawal without Charge and Disability Waiver	All	0.10%
10 Year and Disability Waiver	Tax Sheltered Annuities	0.05%
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CDSC Option	Contract Type	Annual Charge (as a percentage of the Daily Net Assets)
Hardship Waiver	Tax Sheltered Annuities	0.15%
Death Benefit Options
The contract contains a standard death benefit (the greatest of (i) Contract Value, (ii) net purchase payments, or (iii) Contract Value as of the most recent five-year Contract Anniversary before the Annuitant's 86th birthday) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The One-Year Step Up Death Benefit Option is available at the time of application. The charge for this option is equal to 0.05% of the Daily Net Assets.
•	The 5% Enhanced Death Benefit Option is available at the time of application. The charge for this option is equal to 0.10% of the Daily Net Assets.
Charges for Optional Benefits
The charges associated with optional benefits are only assessed prior to annuitization.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent they exceed investment in the contract. Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Five-Year Reset Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
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Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract.
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value). Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act"). In reliance on the exemption provided by Rule 12h-7, Nationwide does not intend to file periodic reports as required under the 1934 Act.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-9 is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Funds. Nationwide established the Variable Account on May 22, 1997 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account's own investment experience and not the investment experience of Nationwide's other assets. The Variable Account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
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The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
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(2)	further investment in an underlying mutual fund is inappropriate.
No substitution of shares may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account.
Guaranteed Term Options
Guaranteed Term Options or GTOs are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, Nationwide's General Account assets are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide's claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus. Guaranteed Term Options may not be available in every state.
Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years. Note: The guaranteed term may last for up to three months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.
For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless the Contract Owner takes a withdrawal from their GTO allocation before the maturity date. If a withdrawal is taken before the maturity date, the withdrawal will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount withdrawn depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.
Because a market value adjustment can affect the value of a withdrawal, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. The prospectus for the Guaranteed Term Options contains additional information and can be obtained free of charge by contacting the Service Center.
Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the Annuitization Date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging programs, or Systematic Withdrawals.
The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide's General Account. The General Account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. Effective April 21, 2014, Nationwide invoked its right to limit purchase payments and/or transfers into the Fixed Account if the Fixed Account is (or would be after the purchase payment or transfer) equal to or greater than 30% of the Contract Value at the time such purchase payment is submitted or such transfer is requested. The Fixed Account may not be available in every state.
Nationwide may also establish an annual maximum transfer limit for transfers to the Fixed Account. Except as otherwise indicated, the transfer limit will not be less than 10% of the combined value of amounts allocated to the Sub-Accounts and the GTOs for any 12-month period.
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The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner's Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide's sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described above, less any withdrawals and any applicable charges including CDSC.
Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
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Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide may be required to provide information about one or more contracts to government regulators. If mandated under applicable law, Nationwide may be required to reject a purchase payment and to refuse to process transaction requests for transfers, withdrawals, loans, and/or death benefits until instructed otherwise by the appropriate regulator.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, subsequent purchase payment amounts, investment options, availability of certain optional benefits, free look rights, annuity payment options, ownership and interests in the contract, assignment, loans death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Nationwide will not contest the contract.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
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Nationwide's businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide's ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide's cyber-security controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the contract owner or its designee's negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 5.25% of purchase payments. Note: The individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. For more information on the exact compensation arrangement associated with this contract, consult your sales representative.
Underlying Mutual Fund Payments
Nationwide's Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services
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provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund's adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide's affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year ended December 31, 2014, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan, upon a plan trustee's request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund payments Nationwide received in connection with the plan's investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses. Another factor Nationwide considers during the identification process is whether the underlying mutual fund's adviser or subadviser is a Nationwide affiliate or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to Nationwide or its affiliates.
There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and charges have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as
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shown on Nationwide's books and records, or to Ohio, Nationwide's state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.10% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $15 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract.
This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $25,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
The deduction of the Contract Maintenance Charge will be taken proportionally from each Sub-Account, the Fixed Account, and the GTOs based on the value in each option as compared to the total Contract Value.
Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
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The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greater of:
(1)	10% of all purchase payments (15% of all purchase payments if the Contract Owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit;
(3)	from any values which have been held under a contract for at least seven years (five years if the Five-Year CDSC Option is elected); or
(4)	if an optional death benefit is elected and the conditions described in the Long-Term Care/Nursing Home and Terminal Illness Waiver section are met.
No CDSC applies to transfers between or among the various investment options in the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of the amount that would otherwise be available for withdrawal without a CDSC, and the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
Long-Term Care/Nursing Home and Terminal Illness Waiver
The death benefit options (but not the standard death benefit) include a Long-Term Care/Nursing Home and Terminal Illness Waiver. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the third Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does
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not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Short-term trading fees are intended to compensate the underlying mutual fund (and Contract Owners with interests in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of Contract Owners not engaged in such strategies.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Contract Owners are responsible for monitoring the length of time allocations are held in any particular Sub-Account. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.
To determine whether a particular underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee, see Appendix A: Underlying Mutual Funds.
If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading. The Variable Account will then pass the short-term trading fee on to the specific Contract Owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that Contract Owner's Sub-Account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.
When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.
Some transactions are not subject to the short-term trading fees, including:
•	scheduled and systematic transfers;
•	withdrawals, including CDSC-free withdrawals;
•	contract loans;
•	withdrawals of Annuity Units to make annuity payments;
•	withdrawals of Accumulation Units to pay a death benefit; or
•	transfers made upon annuitization of the contract.
New share classes of currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.
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Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state. Unless otherwise indicated:
(1)	optional benefits must be elected at the time of application;
(2)	optional benefits, once elected, may not be terminated;
(3)	the charges associated with the optional benefits are calculated and deducted daily as part of the Accumulation Unit value calculation; and
(4)	the charges associated with the optional benefits will be assessed until annuitization.
Death Benefit Options
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the One-Year Step-Up Death Benefit Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Step-Up Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The 5% Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
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CDSC Options
Five-Year CDSC Option
Applicants can elect the Five-Year CDSC Option, which reduces the standard seven-year CDSC Schedule to a five-year CDSC schedule. In exchange, Nationwide assesses a charge at an annualized rate of 0.15% of the Daily Net Assets.
The CDSC schedule applicable if the Five Year CDSC Option is elected is:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5+
CDSC Percentage	7%	7%	6%	4%	2%	0%
Under this option, CDSC will not exceed 7% of purchase payments surrendered.
Nationwide may realize a profit from the charge assessed for this option.
Additional Withdrawal without Charge and Disability Waiver
Each contract has a standard 10% CDSC-free withdrawal privilege each year. For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, the Contract Owner can, each year, withdraw an additional 5% of total purchase payments without incurring a CDSC. This would allow the Contract Owner to withdraw a total of 15% of the total of all purchase payments each year free of CDSC. Like the standard 10% CDSC-free privilege, this additional withdrawal benefit is non-cumulative.
This option also contains a disability waiver. Nationwide will waive CDSC if a Contract Owner (or Annuitant if the contract is owned by a non-natural owner) is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.
Nationwide may realize a profit from the charge assessed for this option.
10 Year and Disability Waiver
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can elect the 10 Year and Disability Waiver. Under this option, Nationwide will waive CDSC if two conditions are met:
(1)	the Contract Owner has been the owner of the contract for at least 10 years; and
(2)	the Contract Owner has made regular payroll deferrals during the entire Contract Year for at least five of those 10 years.
This option also contains a disability waiver. Nationwide will waive CDSC if the Contract Owner is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.
Nationwide may realize a profit from the charge assessed for this option.
Hardship Waiver
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can purchase the Hardship Waiver. Under this option, Nationwide will waive CDSC if the Contract Owner experiences a hardship (as defined for purposes of Internal Revenue Code Section 401(k)). The Contract Owner may be required to provide proof of hardship.
If this waiver becomes effective, no additional purchase payments may be made to the contract.
Nationwide may realize a profit from the charge assessed for this option.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
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On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide's consent.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the contingent annuitant becomes the Annuitant. The contingent annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a contingent annuitant of greater age.
If a contingent annuitant is named, all provisions of the contract that are based on the Annuitant's death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and contingent annuitant.
Only Non-Qualified Contract Owners may name a contingent annuitant.
Joint Annuitant
The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint annuitant is named at the time of annuitization.
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Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and contingent annuitant, if applicable) dies before the Annuitization Date and there is no joint owner and/or contingent annuitant. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	Joint Owner (must be the Contract Owner's spouse);
•	Contingent Owner;
•	Annuitant (subject to Nationwide's underwriting and approval);
•	contingent annuitant (subject to Nationwide's underwriting and approval);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a contingent annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Operation of the Contract
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
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Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts allocated to the Sub-Accounts plus any amount held in the Fixed Account, the GTOs, and the collateral Fixed Account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account, and the GTOs based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
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(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 1.10% to 1.65% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)	adding all amounts allocated to the Fixed Account, minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Determining Guaranteed Term Option Value
Nationwide determines the value of a Guaranteed Term Option by:
(1)	adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn from a Guaranteed Term Option (which may be subject to a market value adjustment);
(2)	adding any interest earned on the amounts allocated to a Guaranteed Term Option; and
(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
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•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisors to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract advisors via the Internet or telephone will not receive the next available Accumulation Unit
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value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisors will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts or a GTO only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
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Transfers to the Fixed Account
Nationwide reserves the right to limit or refuse transfers to the Fixed Account. Generally, Nationwide will invoke this right when interest rates are low by historical standards. Effective April 21, 2014, Nationwide invoked its right to limit transfers into the Fixed Account if the Fixed Account is (or would be after the transfer) equal to or greater than 30% of the Contract Value at the time such transfer is requested.
Nationwide may also establish an annual maximum transfer limit for transfers to the Fixed Account. Except as otherwise indicated, the transfer limit will not be less than 10% of the combined value of amounts allocated to the Sub-Accounts and the GTOs for any 12-month period.
Transfers from a Guaranteed Term Option
Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.
Transfers from the Sub-Accounts
Except as otherwise indicated in Transfers to the Fixed Account, a Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account or a GTO at any time.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation that is received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
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Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTOs. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
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•	amounts allocated to the GTOs plus or minus any market value adjustment
•	a $15 Contract Maintenance Charge (this charge will be waived upon full surrender if the Contract Value is equal to or greater than $25,000 at the time of the full surrender or on any Contract Anniversary prior to the full surrender)
•	any outstanding loan balance plus accrued interest
A CDSC may apply.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Withdrawals Under Certain Plan Types
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to CDSC.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant's death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
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(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Loan Privilege
The loan privilege is only available to owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value beginning 30 days after the contract is issued up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of Contract Value (not more than $10,000)
	$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
ERISA Plans	All	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from the collateral Fixed Account. As collateral for the loan, Nationwide transfers Accumulation Units in proportion to the assets in each Sub-Account to the collateral Fixed Account until the requested amount is reached.
If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide next transfers Contract Value from the Fixed Account. Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.
Any remaining required collateral will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.
No CDSC will be deducted on transfers related to loan processing.
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Loan Interest
The outstanding loan balance in the collateral Fixed Account is credited with interest until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.
Specific loan terms are disclosed at the time of loan application or issuance.
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner's principal residence, the Contract Owner has 15 years to repay the loan.
Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.
Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the Sub-Accounts in accordance with the contract, unless Nationwide and the Contract Owner have agreed to amend the contract at a later date on a case by case basis.
Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.
After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the Contract Value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide's consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
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Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account or the GTOs. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event.
Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account(s) (if available):
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize the Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
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Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise. Systematic Withdrawals are not available from the GTOs.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½ unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
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Death Benefit
Death of Contract Owner
If a Contract Owner (including a Joint Owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving Joint Owner becomes the Contract Owner. If there is no surviving Joint Owner, the Contingent Owner becomes the Contract Owner. If there is no surviving Contingent Owner, the last surviving Contract Owner's estate becomes the Contract Owner and no death benefit is paid.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a Joint Owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving Joint Owner. If there is no surviving Joint Owner, the death benefit will be paid to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary's proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
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Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
The value of each component of the death benefit calculation will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
An applicant may elect either the standard death benefit (Five-Year Reset Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Standard Death Benefit (Five-Year Reset Death Benefit)
If the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the Contract Value as of the most recent five-year Contract Anniversary before the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the One-Year Step-Up Death Benefit Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Step-Up Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
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The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The 5% Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90.
The Contract Owner may change the Annuity Commencement Date before annuitization. This change must be submitted in writing to the Service Center and approved by Nationwide. The Annuity Commencement Date may not be later than the first day of the first calendar month after the Annuitant's 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint annuitants) unless approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin.
Any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide's approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
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Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date. Short-term trading fees do not apply to transfers made in anticipation of annuitization.
Guaranteed Term Options are not available during annuitization. Any Guaranteed Term Option allocations must be transferred out of the Guaranteed Term Options prior to the Annuitization Date. A market value adjustment may apply.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Funds.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
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The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 1.10% of the Daily Net Assets.
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $5,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.
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Annuity Payment Options Available to All Contracts
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
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Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. These matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings could also affect the outcome of one or more of the Company's litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's condensed consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's condensed consolidated financial position or results of operations in a particular quarter or annual period.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Federal Reserve Bank and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. The financial services industry has been the subject of increasing scrutiny in connection with a broad spectrum of regulatory issues; with respect to all such scrutiny directed at the Company and/or its affiliates, the Company is cooperating with regulators. The Company will cooperate with Nationwide Mutual Insurance Company (NMIC) insofar as any inquiry, examination or investigation encompasses NMIC's operations.
On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks damages in an amount equivalent to some or all of the payments allegedly received by NFS and NLIC, other
43

unspecified relief for restitution, declaratory and injunctive relief, and attorneys fees. On November 6, 2009, the Court granted the plaintiffs motion for class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009 order granting class certification and remanded the case back to the District Court for further consideration. On September 6, 2013, the District Court granted the plaintiffs motion for class certification. On December 11, 2014, the plaintiffs filed a 7th Amended Complaint adding another sub class of defendants that held trust platform products. On December 11, 2014, plaintiff filed a motion for preliminary approval of settlement. On January 5, 2015, the Court signed the Order Preliminarily Approving Settlement and Approving Form and Manner of Notice. On March 31, 2015, the Court held a Fairness Hearing and proposed a few changes to the Final Order that Nationwide has taken under consideration. NFS has made adequate provision for all probable and reasonably estimable losses associated with this settlement.
Nationwide Investment Services Corporation
The general distributor, NISC, is not engaged in any litigation of any material nature.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-08241
Securities Act of 1933 Registration File No. 333-56073
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Appendix A: Underlying Mutual Funds
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee (see Short-Term Trading Fees).
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	This underlying mutual fund uses a volatility management strategy to reduce a Contract Owner's exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of Contract Value. Allocation to this type of investment option may result in foregone investment gains that could otherwise be realized by investing in riskier investment options.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (formerly, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B)

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Maximize total return consistent with the Adviser's determination of reasonable risk.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (formerly, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B)
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	To seek long-term total return and current income.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seeks high total investment return.
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	The Fund seeks to maximize total return, consistent with income generation and prudent investment management.
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BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	To maximize total return, consistent with income generation and prudent investment management.
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	Capital growth with current income as a secondary goal.
Dreyfus Stock Index Fund, Inc.: Initial Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P 500.
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund
Investment Advisor:	Eaton Vance Management
Investment Objective:	The fund seeks to provide a high level of current income.
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
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Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Capital appreciation.
Designation: STTF
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Long-term capital growth.
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2
Investment Advisor:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Maximum income while maintaining prospects for capital appreciation.
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Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2

This underlying mutual fund is only available in contracts for which good order applications were received before April 30, 2014
Investment Advisor:	Templeton Asset Management, Ltd.
Investment Objective:	Long-term capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2

This underlying mutual fund is only available in contracts for which good order applications were received before April 30, 2014
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (formerly, Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares)
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks to achieve investment results that approximate the performance of the GS Global Markets Navigator Index (the "Index").
Guggenheim Variable Fund - Multi-Hedge Strategies
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Invesco - Invesco V.I. American Franchise Fund: Series II Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seek capital growth.
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.
Ivy Funds Variable Insurance Portfolios - Asset Strategy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide total return.
Ivy Funds Variable Insurance Portfolios - High Income
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Janus Aspen Series - Flexible Bond Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Maximum total return, consistent with preservation of capital.
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Janus Aspen Series - Forty Portfolio: Service Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2014
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Global Technology Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Overseas Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1
Investment Advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	Capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund's investment objective is to seek capital appreciation. MFS normally invests the fund's assets primarily in foreign equity securities, including emerging market equity securities.
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: FF
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund seeks to maximize an investors level of current income and preserve the investor's capital.
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation through stocks.
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation principally through investment in stocks.
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Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks to achieve long-term growth of capital and income.
Designation: FF
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund's investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and convertible securities.
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	LWI Financial Inc.
Investment Objective:	Seeks primarily to provide growth of capital, and secondarily current income.
Designation: FF
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	LWI Financial Inc.
Investment Objective:	Seeks a high level of total return consistent with a moderate level of risk.
Designation: FF
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF
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Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI, Inc. Europe, Australasia and Far East Index ("MSCI EAFE Index") as closely as possible before the deduction of Fund expenses.
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Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Capital Appreciation Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth.
52

Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks to provide a high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks to achieve long-term growth of capital and income.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Dimensional Fund Advisors LP; JPMorgan Investment Management Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Pyramis Global Advisors LLC; and Winslow Capital Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II

This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2010
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
53

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; WEDGE Capital Management L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.; Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Epoch Investment Partners, Inc.; JPMorgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Morgan Stanley Investment Management Inc; Neuberger Berman Management LLC.; OppenheimerFunds, Inc.; Putnam Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	HighMark Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Brookfield Investment Management, Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index.
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
54

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term capital growth.
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term growth by investing primarily in securities of companies that meet financial criteria and social policy.
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks total return.
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Sub-advisor:	Research Affiliates
Investment Objective:	The fund seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
55

PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	Long-term capital appreciation.
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I

This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Both capital appreciation and current income.
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class

This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management Inc.
Investment Objective:	Seeks long-term capital appreciation.
56

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.10%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2014 (the maximum Variable Account charge of 1.65%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
The following Sub-Accounts were added to the Variable Account after December 31, 2014; therefore, no Condensed Financial Information is available:
•	BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III
•	Janus Aspen Series - Flexible Bond Portfolio: Service Shares
•	Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II
•	The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II
No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.256096	11.600604	3.06%	1,816
2013	10.167936	11.256096	10.70%	1,816
2012*	10.000000	10.167936	1.68%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	15.806910	17.031581	7.75%	4,187
2013	11.612344	15.806910	36.12%	7,451
2012	9.911273	11.612344	17.16%	7,457
2011	10.966845	9.911273	-9.63%	6,896
2010	8.759604	10.966845	25.20%	11,406
2009	6.208582	8.759604	41.09%	6,263
2008*	10.000000	6.208582	-37.91%	129
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	13.732578	14.029679	2.16%	66,752
2013	15.171785	13.732578	-9.49%	68,646
2012	14.285811	15.171785	6.20%	86,368
2011	12.926098	14.285811	10.52%	90,757
2010	12.433365	12.926098	3.96%	84,035
2009	11.406501	12.433365	9.00%	66,084
2008	11.719554	11.406501	-2.67%	68,119
2007	10.823057	11.719554	8.28%	31,167
2006	10.772114	10.823057	0.47%	26,022
2005	10.724012	10.772114	0.45%	28,923
57

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2014	20.955483	23.316310	11.27%	87,395
2013	15.600262	20.955483	34.33%	96,167
2012	13.747239	15.600262	13.48%	102,496
2011	13.480316	13.747239	1.98%	115,304
2010	11.940917	13.480316	12.89%	129,544
2009	10.223592	11.940917	16.80%	150,261
2008	15.803283	10.223592	-35.31%	158,715
2007	15.990790	15.803283	-1.17%	172,953
2006	13.808600	15.990790	15.80%	177,039
2005	13.343804	13.808600	3.48%	176,379
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2014	17.639464	20.310510	15.14%	46,693
2013	13.707510	17.639464	28.68%	50,455
2012	11.914872	13.707510	15.05%	39,534
2011	12.131262	11.914872	-1.78%	39,272
2010	10.285729	12.131262	17.94%	43,635
2009	8.003497	10.285729	28.52%	36,037
2008	10.697120	8.003497	-25.18%	30,383
2007	11.071995	10.697120	-3.39%	32,499
2006*	10.000000	11.071995	10.72%	9,059
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	15.390246	15.515057	0.81%	89,390
2013	13.600734	15.390246	13.16%	97,558
2012	12.505920	13.600734	8.75%	82,100
2011	13.122397	12.505920	-4.70%	68,778
2010	12.088339	13.122397	8.55%	50,410
2009*	10.000000	12.088339	20.88%	4,149
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.251137	12.797136	4.46%	3,469
2013*	10.000000	12.251137	22.51%	1,580
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.904285	9.04%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	24.578155	25.552721	3.97%	55,088
2013	17.660870	24.578155	39.17%	61,639
2012	15.428967	17.660870	14.47%	64,720
2011	15.512910	15.428967	-0.54%	70,761
2010	12.465786	15.512910	24.44%	76,791
2009	10.081407	12.465786	23.65%	78,926
2008	14.755033	10.081407	-31.67%	80,830
2007	15.018400	14.755033	-1.75%	82,541
2006	13.272308	15.018400	13.16%	79,520
2005	12.514320	13.272308	6.06%	64,841
58

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2014	17.202587	19.302126	12.20%	98,359
2013	12.947248	17.202587	32.87%	110,543
2012	11.691544	12.947248	10.74%	119,389
2011	11.715723	11.691544	-0.21%	133,781
2010	10.317348	11.715723	13.55%	152,707
2009	7.799377	10.317348	32.28%	165,456
2008	12.026253	7.799377	-35.15%	180,866
2007	11.282351	12.026253	6.59%	198,342
2006	10.446352	11.282351	8.00%	227,188
2005	10.193646	10.446352	2.48%	244,194
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2014	20.211670	22.672789	12.18%	346,843
2013	15.478869	20.211670	30.58%	372,711
2012	13.523176	15.478869	14.46%	400,937
2011	13.421278	13.523176	0.76%	451,106
2010	11.817023	13.421278	13.58%	500,450
2009	9.457808	11.817023	24.94%	558,667
2008	15.213830	9.457808	-37.83%	615,287
2007	14.615858	15.213830	4.09%	645,804
2006	12.795006	14.615858	14.23%	677,765
2005	12.357170	12.795006	3.54%	687,042
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2014	21.124533	22.582690	6.90%	64,207
2013	17.637339	21.124533	19.77%	76,058
2012	16.149529	17.637339	9.21%	74,440
2011	14.978871	16.149529	7.82%	77,437
2010	13.133645	14.978871	14.05%	75,111
2009	10.835374	13.133645	21.21%	70,774
2008	15.551743	10.835374	-30.33%	75,249
2007	14.678695	15.551743	5.95%	80,707
2006	12.741982	14.678695	15.20%	89,987
2005	12.342942	12.741982	3.23%	94,351
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014*	10.000000	9.925412	-0.75%	12
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2014	18.122183	18.602682	2.65%	75,690
2013	18.136040	18.122183	-0.08%	85,451
2012	16.713375	18.136040	8.51%	95,985
2011	16.523281	16.713375	1.15%	102,987
2010	15.397564	16.523281	7.31%	127,214
2009	12.927144	15.397564	19.11%	128,849
2008	14.098393	12.927144	-8.31%	151,473
2007	13.527760	14.098393	4.22%	155,070
2006	13.132275	13.527760	3.01%	143,105
2005	13.107871	13.132275	0.19%	133,341
59

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2014	14.016322	14.465070	3.20%	13,257
2013	12.498349	14.016322	12.15%	16,325
2012	11.315439	12.498349	10.45%	16,197
2011	11.473634	11.315439	-1.38%	27,538
2010	10.290497	11.473634	11.50%	27,505
2009	8.380770	10.290497	22.79%	44,331
2008	11.310248	8.380770	-25.90%	45,269
2007	10.526627	11.310248	7.44%	26,185
2006*	10.000000	10.526627	5.27%	6,955
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2014	13.846720	14.333150	3.51%	70,442
2013	12.074272	13.846720	14.68%	74,692
2012	10.786367	12.074272	11.94%	70,922
2011	11.030144	10.786367	-2.21%	78,085
2010	9.738655	11.030144	13.26%	102,509
2009	7.646576	9.738655	27.36%	71,351
2008	11.490429	7.646576	-33.45%	61,250
2007	10.546649	11.490429	8.95%	19,743
2006*	10.000000	10.546649	5.47%	7,256
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2014	14.013978	14.533601	3.71%	71,852
2013	11.662690	14.013978	20.16%	68,551
2012	10.211709	11.662690	14.21%	71,921
2011	10.611150	10.211709	-3.76%	71,567
2010	9.249263	10.611150	14.72%	73,082
2009	7.117041	9.249263	29.96%	60,662
2008	11.621249	7.117041	-38.76%	49,687
2007	10.566834	11.621249	9.98%	23,275
2006*	10.000000	10.566834	5.67%	5,794
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	12.506725	10.790031	-13.73%	88,901
2013	10.186261	12.506725	22.78%	80,818
2012	9.834227	10.186261	3.58%	81,841
2011	10.488753	9.834227	-6.24%	93,426
2010	8.900303	10.488753	17.85%	92,977
2009	6.098189	8.900303	45.95%	99,333
2008	13.523666	6.098189	-54.91%	91,899
2007	9.389333	13.523666	44.03%	54,808
2006*	10.000000	9.389333	-6.11%	19,196
60

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2014	21.979695	23.617524	7.45%	187,981
2013	17.360932	21.979695	26.60%	206,529
2012	14.979785	17.360932	15.90%	235,405
2011	15.017074	14.979785	-0.25%	259,536
2010	13.193376	15.017074	13.82%	288,996
2009	10.259159	13.193376	28.60%	313,768
2008	18.105249	10.259159	-43.34%	345,695
2007	18.051815	18.105249	0.30%	350,643
2006	15.199905	18.051815	18.76%	347,849
2005	14.531777	15.199905	4.60%	310,576
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2014	19.723857	21.689375	9.97%	283,202
2013	14.642162	19.723857	34.71%	305,833
2012	12.925353	14.642162	13.28%	338,370
2011	13.050381	12.925353	-0.96%	383,843
2010	10.636620	13.050381	22.69%	419,460
2009	8.392585	10.636620	26.74%	453,783
2008	16.082526	8.392585	-47.82%	499,379
2007	12.818073	16.082526	25.47%	519,696
2006	12.142810	12.818073	5.56%	561,417
2005	11.618360	12.142810	4.51%	568,293
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2014	17.063732	17.057378	-0.04%	22,216
2013	16.296302	17.063732	4.71%	28,913
2012	14.429589	16.296302	12.94%	32,631
2011	14.038580	14.429589	2.79%	32,879
2010	12.474675	14.038580	12.54%	36,577
2009	8.773015	12.474675	42.19%	43,824
2008	11.837516	8.773015	-25.89%	51,482
2007	11.660133	11.837516	1.52%	65,470
2006	10.604160	11.660133	9.96%	94,601
2005	10.457917	10.604160	1.40%	90,408
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2014	14.076832	14.723060	4.59%	105,754
2013	14.507539	14.076832	-2.97%	112,393
2012	13.869193	14.507539	4.60%	153,732
2011	13.080146	13.869193	6.03%	143,405
2010	12.282400	13.080146	6.50%	152,016
2009	10.736231	12.282400	14.40%	168,610
2008	11.231360	10.736231	-4.41%	159,858
2007	10.897994	11.231360	3.06%	146,654
2006	10.564594	10.897994	3.16%	111,100
2005	10.464104	10.564594	0.96%	79,371
61

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2014	16.029009	16.834960	5.03%	116,225
2013	11.911608	16.029009	34.57%	121,375
2012	10.496172	11.911608	13.49%	128,504
2011	11.886570	10.496172	-11.70%	138,603
2010	9.338298	11.886570	27.29%	133,153
2009	6.743663	9.338298	38.48%	116,135
2008	11.272286	6.743663	-40.17%	104,133
2007	9.869805	11.272286	14.21%	86,324
2006*	10.000000	9.869805	-1.30%	38,517
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2014	20.794213	18.887147	-9.17%	4,681
2013	16.126667	20.794213	28.94%	6,231
2012	13.527678	16.126667	19.21%	7,611
2011	16.524786	13.527678	-18.14%	8,199
2010	14.787237	16.524786	11.75%	9,354
2009	11.825312	14.787237	25.05%	10,485
2008	21.300566	11.825312	-44.48%	12,763
2007	18.376710	21.300566	15.91%	14,138
2006	15.753299	18.376710	16.65%	18,870
2005	13.388056	15.753299	17.67%	19,728
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2014	21.938793	23.149550	5.52%	28,275
2013	17.005390	21.938793	29.01%	31,915
2012	13.528547	17.005390	25.70%	34,431
2011	15.006538	13.528547	-9.85%	37,730
2010	11.999041	15.006538	25.06%	45,151
2009	7.708219	11.999041	55.67%	52,294
2008	15.963627	7.708219	-51.71%	55,005
2007	15.286166	15.963627	4.43%	56,555
2006	13.301272	15.286166	14.92%	52,577
2005	13.113789	13.301272	1.43%	42,573
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	12.618130	12.834741	1.72%	13,565
2013	10.308138	12.618130	22.41%	8,308
2012	9.037365	10.308138	14.06%	7,075
2011	9.280772	9.037365	-2.62%	9,689
2010	8.511220	9.280772	9.04%	2,830
2009	6.607120	8.511220	28.82%	1,223
2008*	10.000000	6.607120	-33.93%	0
62

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	15.099934	15.623162	3.47%	99,177
2013	13.399766	15.099934	12.69%	95,531
2012	12.027382	13.399766	11.41%	82,200
2011	11.877684	12.027382	1.26%	77,737
2010	10.658939	11.877684	11.43%	69,966
2009	7.948254	10.658939	34.10%	57,226
2008	11.424928	7.948254	-30.43%	77,331
2007	11.134394	11.424928	2.61%	49,474
2006*	10.000000	11.134394	11.34%	19,040
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	15.821443	15.736753	-0.54%	48,673
2013	11.742187	15.821443	34.74%	51,449
2012	10.028976	11.742187	17.08%	46,369
2011	10.536498	10.028976	-4.82%	54,584
2010	8.308699	10.536498	26.81%	57,934
2009	6.504602	8.308699	27.74%	67,719
2008	9.818976	6.504602	-33.75%	38,341
2007	10.170851	9.818976	-3.46%	25,813
2006*	10.000000	10.170851	1.71%	6,067
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.359497	-6.41%	14,928
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014*	10.000000	8.670237	-13.30%	14,681
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014*	10.000000	10.011105	0.11%	58,545
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.497629	11.819801	2.80%	8,248
2013	10.236738	11.497629	12.32%	10,831
2012*	10.000000	10.236738	2.37%	4
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.921960	10.270057	3.51%	0
2013*	10.000000	9.921960	-0.78%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	13.354435	14.286411	6.98%	5,466
2013	9.659049	13.354435	38.26%	2,960
2012*	10.000000	9.659049	-3.41%	3,556
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.669740	13.052854	3.02%	19,244
2013	9.972152	12.669740	27.05%	19,245
2012*	10.000000	9.972152	-0.28%	0
63

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	13.177451	14.034942	6.51%	3,366
2013	9.753767	13.177451	35.10%	3,287
2012*	10.000000	9.753767	-2.46%	2,251
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	31.706766	29.706959	-6.31%	36,398
2013	25.620439	31.706766	23.76%	40,304
2012	21.737636	25.620439	17.86%	42,813
2011	23.685706	21.737636	-8.22%	43,581
2010	22.037235	23.685706	7.48%	37,451
2009*	17.819252	22.037235	23.67%	25,112
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	26.161791	26.366831	0.78%	14,488
2013	23.939285	26.161791	9.28%	24,854
2012	20.402867	23.939285	17.33%	7,569
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	22.931123	24.463597	6.68%	13,793
2013	17.844019	22.931123	28.51%	12,989
2012	15.888445	17.844019	12.31%	821
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	14.425725	15.475140	7.27%	212,934
2013	11.144150	14.425725	29.45%	223,413
2012	9.097794	11.144150	22.49%	240,665
2011	9.884966	9.097794	-7.96%	258,083
2010	9.386671	9.884966	5.31%	283,944
2009	6.500045	9.386671	44.41%	280,785
2008	11.801837	6.500045	-44.92%	304,628
2007	8.734063	11.801837	35.12%	274,073
2006	8.093142	8.734063	7.92%	281,262
2005	7.270035	8.093142	11.32%	288,742
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	7.258436	7.849611	8.14%	90,800
2013	5.420713	7.258436	33.90%	94,739
2012	4.600236	5.420713	17.84%	106,038
2011	5.092165	4.600236	-9.66%	32,786
2010	4.138988	5.092165	23.03%	36,686
2009	2.667374	4.138988	55.17%	39,029
2008	4.813811	2.667374	-44.59%	41,561
2007	3.999765	4.813811	20.35%	50,760
2006	3.750538	3.999765	6.65%	64,235
2005	3.399492	3.750538	10.33%	71,246
64

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	14.922461	12.972344	-13.07%	175,533
2013	13.202859	14.922461	13.02%	184,896
2012	11.795326	13.202859	11.93%	216,486
2011	17.626398	11.795326	-33.08%	39,894
2010	14.255855	17.626398	23.64%	45,719
2009	8.049491	14.255855	77.10%	49,599
2008	17.037948	8.049491	-52.76%	55,633
2007	13.457741	17.037948	26.60%	61,145
2006	9.279830	13.457741	45.02%	72,247
2005	7.111343	9.279830	30.49%	98,166
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2014	22.933695	26.107950	13.84%	28,451
2013	17.527195	22.933695	30.85%	27,968
2012	14.722599	17.527195	19.05%	24,480
2011	14.571140	14.722599	1.04%	19,985
2010	11.934062	14.571140	22.10%	20,729
2009	9.524129	11.934062	25.30%	20,268
2008	14.418129	9.524129	-33.94%	26,798
2007	14.230228	14.418129	1.32%	31,723
2006	12.314314	14.230228	15.56%	42,734
2005	11.400631	12.314314	8.01%	51,553
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014*	10.000000	9.466069	-5.34%	8,999
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	14.304313	13.086728	-8.51%	6,483
2013	10.241840	14.304313	39.67%	9,143
2012*	10.000000	10.241840	2.42%	897
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	15.803595	17.224346	8.99%	80,447
2013	11.784529	15.803595	34.10%	83,324
2012	10.282757	11.784529	14.60%	88,566
2011	10.445607	10.282757	-1.56%	97,714
2010	9.496562	10.445607	9.99%	102,377
2009	7.841640	9.496562	21.10%	99,302
2008	11.788968	7.841640	-33.48%	61,124
2007	11.079463	11.788968	6.40%	39,941
2006*	10.000000	11.079463	10.79%	13,904
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	15.133806	15.136871	0.02%	20,276
2013	11.989006	15.133806	26.23%	24,357
2012	10.456746	11.989006	14.65%	14,408
2011	10.764126	10.456746	-2.86%	10,554
2010*	10.000000	10.764126	7.64%	3,959
65

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2014	11.500818	12.662969	10.10%	127,818
2013	8.963077	11.500818	28.31%	143,768
2012	7.948483	8.963077	12.76%	154,182
2011	8.092604	7.948483	-1.78%	167,095
2010	6.861832	8.092604	17.94%	182,170
2009	5.198214	6.861832	32.00%	191,100
2008	8.575303	5.198214	-39.38%	209,367
2007	7.253528	8.575303	18.22%	236,366
2006	6.907911	7.253528	5.00%	262,470
2005	6.558208	6.907911	5.33%	298,779
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2014	20.608581	23.055706	11.87%	198,901
2013	15.798264	20.608581	30.45%	219,340
2012	13.931646	15.798264	13.40%	235,446
2011	13.995773	13.931646	-0.46%	267,144
2010	12.472097	13.995773	12.22%	313,394
2009*	10.000000	12.472097	24.72%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	14.389503	14.941432	3.84%	109,123
2013	11.801550	14.389503	21.93%	101,883
2012	10.312373	11.801550	14.44%	68,044
2011	10.330858	10.312373	-0.18%	66,479
2010	9.325078	10.330858	10.79%	54,399
2009	7.639940	9.325078	22.06%	43,606
2008	11.000442	7.639940	-30.55%	35,029
2007	10.479861	11.000442	4.97%	22,431
2006*	10.000000	10.479861	4.80%	7,280
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	11.548990	11.990578	3.82%	38,007
2013	11.985942	11.548990	-3.65%	42,868
2012	11.546118	11.985942	3.81%	41,560
2011	11.042165	11.546118	4.56%	43,894
2010	10.533955	11.042165	4.82%	40,578
2009	9.497230	10.533955	10.92%	59,431
2008	10.654712	9.497230	-10.86%	58,722
2007	10.461879	10.654712	1.84%	32,184
2006*	10.000000	10.461879	4.62%	5,251
66

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	15.691090	15.803355	0.72%	41,317
2013	12.333180	15.691090	27.23%	44,915
2012	10.214607	12.333180	20.74%	50,595
2011	11.388162	10.214607	-10.31%	53,942
2010	10.345640	11.388162	10.08%	62,025
2009	7.387323	10.345640	40.05%	66,085
2008	12.172813	7.387323	-39.31%	55,028
2007	10.762882	12.172813	13.10%	37,081
2006*	10.000000	10.762882	7.63%	17,663
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	14.139854	15.112403	6.88%	98,551
2013	11.030803	14.139854	28.19%	102,322
2012	9.500514	11.030803	16.11%	107,483
2011	10.078460	9.500514	-5.73%	108,187
2010	8.621883	10.078460	16.89%	103,304
2009	6.281631	8.621883	37.26%	107,997
2008	11.385541	6.281631	-44.83%	89,248
2007	10.288678	11.385541	10.66%	84,595
2006*	10.000000	10.288678	2.89%	30,892
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	12.560847	13.693207	9.01%	42,406
2013	9.551526	12.560847	31.51%	40,455
2012	8.250277	9.551526	15.77%	34,703
2011	8.532609	8.250277	-3.31%	33,525
2010	7.774220	8.532609	9.76%	31,501
2009	6.014749	7.774220	29.25%	33,737
2008	9.819431	6.014749	-38.75%	13,568
2007*	10.000000	9.819431	-1.81%	4,834
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	21.240988	21.543104	1.42%	39,533
2013	20.058648	21.240988	5.89%	6,014
2012	17.705005	20.058648	13.29%	6,454
2011	17.243189	17.705005	2.68%	10,326
2010	15.408067	17.243189	11.91%	11,766
2009	10.670909	15.408067	44.39%	13,879
2008	14.983441	10.670909	-28.78%	16,851
2007	14.690513	14.983441	1.99%	18,780
2006	13.429490	14.690513	9.39%	24,185
2005	13.262747	13.429490	1.26%	33,528
67

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2014	18.767102	20.262355	7.97%	66,523
2013	13.989800	18.767102	34.15%	77,254
2012	11.940919	13.989800	17.16%	79,204
2011	12.360869	11.940919	-3.40%	93,542
2010	10.795566	12.360869	14.50%	111,618
2009	8.491429	10.795566	27.13%	124,093
2008	13.626680	8.491429	-37.69%	135,457
2007	14.091448	13.626680	-3.30%	145,629
2006	12.292541	14.091448	14.63%	114,694
2005	11.922530	12.292541	3.10%	83,840
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2014	12.794082	13.488407	5.43%	141,699
2013	8.994830	12.794082	42.24%	151,020
2012	7.777448	8.994830	15.65%	149,251
2011	8.897568	7.777448	-12.59%	164,644
2010	7.781931	8.897568	14.34%	193,255
2009	5.144130	7.781931	51.28%	221,386
2008*	10.000000	5.144130	-48.56%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2014	14.130560	15.456864	9.39%	29,503
2013	10.296214	14.130560	37.24%	33,309
2012	9.337300	10.296214	10.27%	40,047
2011	9.751002	9.337300	-4.24%	40,966
2010	7.978095	9.751002	22.22%	39,618
2009	6.132866	7.978095	30.09%	59,837
2008*	10.000000	6.132866	-38.67%	62,587
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	12.595318	13.016941	3.35%	39,299
2013	9.836152	12.595318	28.05%	38,414
2012	8.562658	9.836152	14.87%	33,491
2011	9.247549	8.562658	-7.41%	30,572
2010	8.133865	9.247549	13.69%	24,508
2009	6.365782	8.133865	27.77%	6,119
2008*	10.000000	6.365782	-36.34%	1,000
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.470220	12.863060	3.15%	17,941
2013	10.997048	12.470220	13.40%	17,764
2012	10.012205	10.997048	9.84%	20,630
2011	10.261354	10.012205	-2.43%	16,143
2010	9.397542	10.261354	9.19%	24,022
2009	7.930212	9.397542	18.50%	3,900
2008*	10.000000	7.930212	-20.70%	363
68

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.659918	13.108816	3.55%	39,339
2013	10.557671	12.659918	19.91%	50,793
2012	9.393792	10.557671	12.39%	46,181
2011	9.837220	9.393792	-4.51%	43,898
2010	8.850147	9.837220	11.15%	29,326
2009	7.207070	8.850147	22.80%	2,291
2008*	10.000000	7.207070	-27.93%	411
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.865739	12.126755	2.20%	14,416
2013	11.433714	11.865739	3.78%	24,783
2012	10.754709	11.433714	6.31%	29,669
2011	10.722785	10.754709	0.30%	13,238
2010	10.151663	10.722785	5.63%	3,296
2009	9.082054	10.151663	11.78%	2,437
2008*	10.000000	9.082054	-9.18%	1,026
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.840506	10.963582	1.14%	0
2013*	10.000000	10.840506	8.41%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.979220	10.968496	-0.10%	4,720
2013*	10.000000	10.979220	9.79%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.569469	12.999321	3.42%	121,630
2013	10.788427	12.569469	16.51%	113,323
2012	9.707840	10.788427	11.13%	83,335
2011	10.050033	9.707840	-3.40%	79,680
2010	9.124286	10.050033	10.15%	62,078
2009	7.565372	9.124286	20.61%	25,388
2008*	10.000000	7.565372	-24.35%	2,103
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	12.607773	13.037904	3.41%	85,648
2013	10.257738	12.607773	22.91%	79,489
2012	9.051808	10.257738	13.32%	80,575
2011	9.600776	9.051808	-5.72%	67,970
2010	8.567131	9.600776	12.07%	62,401
2009	6.843520	8.567131	25.19%	26,785
2008*	10.000000	6.843520	-31.56%	4,390
69

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	12.317687	12.679500	2.94%	41,723
2013	11.196381	12.317687	10.01%	38,667
2012	10.287903	11.196381	8.83%	28,274
2011	10.430294	10.287903	-1.37%	50,089
2010	9.672495	10.430294	7.83%	44,723
2009	8.310716	9.672495	16.39%	6,375
2008*	10.000000	8.310716	-16.89%	1,439
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2014	12.256288	12.734242	3.90%	24,607
2013	12.634111	12.256288	-2.99%	25,357
2012	11.855700	12.634111	6.57%	26,109
2011	11.245593	11.855700	5.43%	21,780
2010	10.621184	11.245593	5.88%	16,810
2009	9.872127	10.621184	7.59%	22,521
2008*	10.000000	9.872127	-1.28%	1,632
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	13.062618	13.549573	3.73%	8,843
2013	13.484158	13.062618	-3.13%	8,997
2012	12.728494	13.484158	5.94%	12,814
2011	12.135789	12.728494	4.88%	16,648
2010	11.349822	12.135789	6.92%	17,246
2009	9.856077	11.349822	15.16%	17,149
2008*	10.000000	9.856077	-1.44%	1,653
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014	23.405841	21.873713	-6.55%	55,609
2013	23.490993	23.405841	-0.36%	1,118
2012	20.263882	23.490993	15.93%	1,142
2011	26.394743	20.263882	-23.23%	1,170
2010	22.972236	26.394743	14.90%	1,295
2009	14.222724	22.972236	61.52%	1,399
2008	34.048272	14.222724	-58.23%	1,661
2007	23.649505	34.048272	43.97%	1,961
2006	17.489766	23.649505	35.22%	5,433
2005	13.332348	17.489766	31.18%	9,544
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	16.165399	16.718075	3.42%	225,310
2013	17.036093	16.165399	-5.11%	240,217
2012	16.715085	17.036093	1.92%	274,708
2011	15.757301	16.715085	6.08%	310,193
2010	15.205460	15.757301	3.63%	340,232
2009	14.972061	15.205460	1.56%	364,931
2008	14.053697	14.972061	6.53%	412,379
2007	13.261543	14.053697	5.97%	381,759
2006	12.975103	13.261543	2.21%	366,444
2005	12.704400	12.975103	2.13%	342,702
70

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2014	14.372581	14.150744	-1.54%	52,819
2013	12.333075	14.372581	16.54%	5,126
2012	10.786941	12.333075	14.33%	5,374
2011	12.086948	10.786941	-10.76%	6,320
2010	10.787539	12.086948	12.05%	1,094
2009	8.408349	10.787539	28.30%	1,121
2008	15.760938	8.408349	-46.65%	1,125
2007	12.534539	15.760938	25.74%	1,161
2006	9.531459	12.534539	31.51%	1,163
2005	7.401248	9.531459	28.78%	1,179
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	10.796117	10.016679	-7.22%	9,929
2013	9.020778	10.796117	19.68%	9,340
2012	7.716089	9.020778	16.91%	8,088
2011	8.952007	7.716089	-13.81%	9,676
2010	8.427987	8.952007	6.22%	8,884
2009	6.626051	8.427987	27.19%	8,709
2008	11.772823	6.626051	-43.72%	7,951
2007	10.882719	11.772823	8.18%	5,592
2006*	10.000000	10.882719	8.83%	1,798
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	19.146128	19.879528	3.83%	202,446
2013	15.213695	19.146128	25.85%	224,218
2012	13.272544	15.213695	14.63%	231,177
2011	13.969022	13.272544	-4.99%	242,048
2010	12.321793	13.969022	13.37%	250,097
2009	9.794239	12.321793	25.81%	257,744
2008	15.680560	9.794239	-37.54%	246,692
2007	14.964301	15.680560	4.79%	238,974
2006	12.946440	14.964301	15.59%	191,382
2005	12.128091	12.946440	6.75%	117,995
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	15.194780	15.716696	3.43%	16,743
2013	13.545432	15.194780	12.18%	9,861
2012	12.521179	13.545432	8.18%	5,387
2011	12.549129	12.521179	-0.22%	3,926
2010	11.554648	12.549129	8.61%	124
2009*	10.000000	11.554648	15.55%	7
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	17.253971	17.953561	4.05%	6,318
2013	14.599701	17.253971	18.18%	2,513
2012	13.151411	14.599701	11.01%	2,044
2011	13.422987	13.151411	-2.02%	1,564
2010	12.114759	13.422987	10.80%	1,118
2009*	10.000000	12.114759	21.15%	7
71

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	14.162503	14.551629	2.75%	49,199
2013	13.660004	14.162503	3.68%	51,328
2012	13.132595	13.660004	4.02%	53,945
2011	12.900263	13.132595	1.80%	47,865
2010	12.317877	12.900263	4.73%	59,496
2009	11.417641	12.317877	7.88%	59,936
2008	12.284510	11.417641	-7.06%	76,194
2007	11.787573	12.284510	4.22%	67,170
2006	11.226330	11.787573	5.00%	62,834
2005	10.987504	11.226330	2.17%	49,608
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.675022	10.816879	1.33%	2,570
2013*	10.000000	10.675022	6.75%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.763622	10.829782	0.61%	4,773
2013*	10.000000	10.763622	7.64%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	17.116200	17.804974	4.02%	662,979
2013	14.839180	17.116200	15.34%	678,835
2012	13.540603	14.839180	9.59%	706,417
2011	13.696434	13.540603	-1.14%	727,987
2010	12.486034	13.696434	9.69%	763,336
2009	10.597109	12.486034	17.82%	767,114
2008	13.951104	10.597109	-24.04%	699,671
2007	13.351492	13.951104	4.49%	713,673
2006	12.123233	13.351492	10.13%	600,992
2005	11.635859	12.123233	4.19%	448,804
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	18.461854	19.163863	3.80%	594,891
2013	15.253747	18.461854	21.03%	620,211
2012	13.558173	15.253747	12.51%	636,341
2011	14.006517	13.558173	-3.20%	695,075
2010	12.551362	14.006517	11.59%	721,894
2009	10.202365	12.551362	23.02%	768,785
2008	15.035889	10.202365	-32.15%	799,166
2007	14.323110	15.035889	4.98%	747,557
2006	12.643526	14.323110	13.28%	658,392
2005	11.939394	12.643526	5.90%	522,811
72

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	15.888469	16.458434	3.59%	157,394
2013	14.539279	15.888469	9.28%	177,397
2012	13.607350	14.539279	6.85%	202,066
2011	13.480344	13.607350	0.94%	211,129
2010	12.560527	13.480344	7.32%	240,147
2009	11.085962	12.560527	13.30%	248,372
2008	13.194253	11.085962	-15.98%	287,454
2007	12.603326	13.194253	4.69%	224,139
2006	11.753180	12.603326	7.23%	201,821
2005	11.373337	11.753180	3.34%	168,836
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2014	21.405170	23.032617	7.60%	612,461
2013	15.832219	21.405170	35.20%	670,387
2012	13.488366	15.832219	17.38%	748,215
2011	13.949671	13.488366	-3.31%	857,832
2010	12.963939	13.949671	7.60%	982,814
2009*	10.000000	12.963939	29.64%	146
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.954174	-0.46%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.150561	1.51%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	41.688577	45.114025	8.22%	74,909
2013	31.681873	41.688577	31.58%	78,228
2012	27.270144	31.681873	16.18%	84,506
2011	28.292664	27.270144	-3.61%	97,806
2010	22.667783	28.292664	24.81%	113,326
2009	16.759745	22.667783	35.25%	125,574
2008	26.671830	16.759745	-37.16%	131,171
2007	25.074563	26.671830	6.37%	139,022
2006	23.071107	25.074563	8.68%	140,632
2005	20.809277	23.071107	10.87%	124,821
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	11.611855	11.484127	-1.10%	257,490
2013	11.741002	11.611855	-1.10%	321,039
2012	11.871945	11.741002	-1.10%	319,253
2011	12.003612	11.871945	-1.10%	350,650
2010	12.137097	12.003612	-1.10%	359,787
2009	12.266942	12.137097	-1.06%	402,865
2008	12.153777	12.266942	0.93%	556,280
2007	11.727628	12.153777	3.63%	491,969
2006	11.343801	11.727628	3.38%	384,519
2005	11.171561	11.343801	1.54%	361,622
73

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	18.558285	19.066962	2.74%	52,641
2013	18.978077	18.558285	-2.21%	51,593
2012	17.095502	18.978077	11.01%	48,207
2011	16.376646	17.095502	4.39%	54,899
2010	14.973439	16.376646	9.37%	62,959
2009	12.172363	14.973439	23.01%	70,672
2008	14.880871	12.172363	-18.20%	72,659
2007	14.382121	14.880871	3.47%	74,780
2006	13.870570	14.382121	3.69%	75,687
2005	13.725193	13.870570	1.06%	68,269
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2014	18.775823	18.382087	-2.10%	80,804
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2014*	10.000000	9.039093	-9.61%	55,583
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2014	13.640537	14.898344	9.22%	105,865
2013	10.236104	13.640537	33.26%	114,412
2012	8.895402	10.236104	15.07%	115,858
2011	9.263348	8.895402	-3.97%	130,025
2010	8.108655	9.263348	14.24%	141,890
2009	6.317627	8.108655	28.35%	77,410
2008*	10.000000	6.317627	-36.82%	230
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2014	15.172208	16.583577	9.30%	10,130
2013	11.326827	15.172208	33.95%	12,314
2012	9.721654	11.326827	16.51%	6,773
2011	10.438125	9.721654	-6.86%	11,156
2010*	10.000000	10.438125	4.38%	12,023
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.772017	13.925404	9.03%	3,503
2013	9.564017	12.772017	33.54%	3,763
2012	8.223917	9.564017	16.30%	3,794
2011	8.854670	8.223917	-7.12%	4,123
2010	7.940970	8.854670	11.51%	4,343
2009	6.301835	7.940970	26.01%	4,661
2008*	10.000000	6.301835	-36.98%	255
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2014	14.538590	14.958847	2.89%	212,093
2013	10.579896	14.538590	37.42%	237,902
2012	9.310248	10.579896	13.64%	258,892
2011	9.829324	9.310248	-5.28%	295,781
2010	7.836832	9.829324	25.42%	319,885
2009	6.233404	7.836832	25.72%	353,412
2008*	10.000000	6.233404	-37.67%	19,829
74

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	15.275597	17.678860	15.73%	103,343
2013	11.383937	15.275597	34.19%	116,424
2012	9.893653	11.383937	15.06%	120,298
2011	10.241195	9.893653	-3.39%	133,320
2010	8.655721	10.241195	18.32%	149,893
2009	6.708071	8.655721	29.03%	177,256
2008*	10.000000	6.708071	-32.92%	40,088
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014	22.577409	22.956853	1.68%	42,071
2013	15.821220	22.577409	42.70%	47,678
2012	14.102544	15.821220	12.19%	51,389
2011	14.352125	14.102544	-1.74%	59,520
2010	11.567848	14.352125	24.07%	64,892
2009	9.176532	11.567848	26.06%	67,341
2008	17.317497	9.176532	-47.01%	72,671
2007	15.955463	17.317497	8.54%	71,877
2006	15.631166	15.955463	2.07%	69,372
2005	14.621540	15.631166	6.91%	69,628
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014	52.577279	55.650339	5.84%	51,443
2013	37.864433	52.577279	38.86%	56,006
2012	31.787493	37.864433	19.12%	61,378
2011	33.857021	31.787493	-6.11%	69,826
2010	27.039543	33.857021	25.21%	82,291
2009	21.661647	27.039543	24.83%	91,325
2008	32.282450	21.661647	-32.90%	99,310
2007	35.060668	32.282450	-7.92%	112,412
2006	30.222899	35.060668	16.01%	116,911
2005	29.647062	30.222899	1.94%	123,062
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014	42.975328	42.849059	-0.29%	78,613
2013	30.838209	42.975328	39.36%	83,271
2012	26.996788	30.838209	14.23%	87,368
2011	28.903160	26.996788	-6.60%	97,249
2010	23.319904	28.903160	23.94%	110,567
2009	17.504764	23.319904	33.22%	117,471
2008	28.635274	17.504764	-38.87%	124,594
2007	28.351029	28.635274	1.00%	127,233
2006	25.585419	28.351029	10.81%	130,664
2005	23.032234	25.585419	11.09%	113,087
75

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2014	18.028685	19.996369	10.91%	242,773
2013	13.904568	18.028685	29.66%	259,187
2012	12.309812	13.904568	12.96%	281,048
2011	12.380966	12.309812	-0.57%	311,384
2010	11.034479	12.380966	12.20%	351,240
2009	8.848135	11.034479	24.71%	395,628
2008	15.307951	8.848135	-42.20%	437,933
2007	14.308509	15.307951	6.98%	470,614
2006	12.732098	14.308509	12.38%	508,287
2005	11.981674	12.732098	6.26%	530,423
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2014	11.478088	14.630830	27.47%	207,111
2013	11.262780	11.478088	1.91%	224,718
2012	9.835613	11.262780	14.51%	271,361
2011	9.337754	9.835613	5.33%	302,822
2010	7.252567	9.337754	28.75%	316,308
2009	5.604966	7.252567	29.40%	338,603
2008*	10.000000	5.604966	-43.95%	3,280
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.714667	13.100903	11.83%	10,198
2013*	10.000000	11.714667	17.15%	2,837
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.755282	10.689508	-0.61%	6,278
2013	10.863450	10.755282	-1.00%	10,624
2012	10.610693	10.863450	2.38%	21,786
2011	10.590916	10.610693	0.19%	21,391
2010	10.455700	10.590916	1.29%	22,321
2009	9.870265	10.455700	5.93%	19,992
2008*	10.000000	9.870265	-1.30%	1,205
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.586668	13.014799	3.40%	7,381
2013*	10.000000	12.586668	25.87%	1,178
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	16.553514	15.037665	-9.16%	23,019
2013	13.937028	16.553514	18.77%	23,738
2012	11.786443	13.937028	18.25%	25,704
2011	13.608361	11.786443	-13.39%	32,573
2010	12.938556	13.608361	5.18%	34,988
2009*	10.000000	12.938556	29.39%	49,967
76

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	10.923143	10.868883	-0.50%	36,655
2013	10.976931	10.923143	-0.49%	39,747
2012	10.610673	10.976931	3.45%	45,209
2011	10.697467	10.610673	-0.81%	46,209
2010	10.273491	10.697467	4.13%	63,992
2009	9.166189	10.273491	12.08%	58,554
2008	10.705809	9.166189	-14.38%	69,420
2007	10.332505	10.705809	3.61%	66,164
2006	10.025843	10.332505	3.06%	31,626
2005	9.992825	10.025843	0.33%	19,964
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	12.650546	12.945631	2.33%	2,844
2013	8.771024	12.650546	44.23%	2,880
2012	8.149887	8.771024	7.62%	3,962
2011	8.328667	8.149887	-2.15%	4,758
2010	7.040521	8.328667	18.30%	3,777
2009	5.799261	7.040521	21.40%	3,994
2008	9.688085	5.799261	-40.14%	1,913
2007	9.746244	9.688085	-0.60%	284
2006*	10.000000	9.746244	-2.54%	25
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	19.356140	21.130639	9.17%	25,500
2013	14.223032	19.356140	36.09%	27,084
2012	12.958772	14.223032	9.76%	20,274
2011	13.519055	12.958772	-4.14%	25,337
2010	11.126395	13.519055	21.50%	25,370
2009	8.560035	11.126395	29.98%	25,227
2008	14.292911	8.560035	-40.11%	27,251
2007	13.430250	14.292911	6.42%	63,945
2006	11.942734	13.430250	12.46%	25,003
2005	11.300308	11.942734	5.69%	7,907
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2014	23.043036	24.107756	4.62%	110,482
2013	17.133756	23.043036	34.49%	124,256
2012	14.877798	17.133756	15.16%	130,862
2011	14.879893	14.877798	-0.01%	145,384
2010	11.803424	14.879893	26.06%	167,696
2009	9.000027	11.803424	31.15%	179,461
2008	17.867256	9.000027	-49.63%	191,202
2007	16.991136	17.867256	5.16%	201,850
2006	16.686412	16.991136	1.83%	224,057
2005	15.019928	16.686412	11.10%	232,368
77

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2014	18.909583	19.130264	1.17%	250,538
2013	15.018696	18.909583	25.91%	29,186
2012	12.523077	15.018696	19.93%	30,903
2011	13.806701	12.523077	-9.30%	44,853
2010	12.038250	13.806701	14.69%	47,914
2009	8.708572	12.038250	38.23%	53,121
2008	14.722203	8.708572	-40.85%	63,226
2007	14.002027	14.722203	5.14%	73,651
2006	12.029135	14.002027	16.40%	80,485
2005	10.640161	12.029135	13.05%	85,023
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2014	10.034213	10.205551	1.71%	19,645
2013	10.159260	10.034213	-1.23%	4,048
2012*	10.000000	10.159260	1.59%	4,839
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	9.046251	-9.54%	7,689
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2014	21.098135	23.099421	9.49%	100,911
2013	16.188933	21.098135	30.32%	118,245
2012	14.006334	16.188933	15.58%	124,599
2011	14.163832	14.006334	-1.11%	140,887
2010	12.334467	14.163832	14.83%	158,263
2009	9.721788	12.334467	26.87%	188,121
2008	15.976084	9.721788	-39.15%	196,840
2007	15.470351	15.976084	3.27%	194,220
2006	13.598711	15.470351	13.76%	171,963
2005	12.974169	13.598711	4.81%	149,481
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2014	15.690006	17.369183	10.70%	26,072
2013	11.250104	15.690006	39.47%	27,343
2012	9.641310	11.250104	16.69%	24,264
2011	9.968885	9.641310	-3.29%	24,253
2010	8.167896	9.968885	22.05%	32,383
2009	6.019679	8.167896	35.69%	32,015
2008	9.790374	6.019679	-38.51%	47,011
2007	10.021096	9.790374	-2.30%	37,701
2006*	10.000000	10.021096	0.21%	10,834
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.533324	10.464843	-0.65%	26,188
2013	10.638843	10.533324	-0.99%	21,800
2012*	10.000000	10.638843	6.39%	8,033
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014*	10.000000	9.714124	-2.86%	970
78

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	12.141970	12.044545	-0.80%	3,525
2013	13.139916	12.141970	-7.59%	3,263
2012	12.625815	13.139916	4.07%	6,277
2011	11.774859	12.625815	7.23%	10,473
2010	10.885591	11.774859	8.17%	4,060
2009*	10.000000	10.885591	8.86%	1,415
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.759392	11.717057	-0.36%	77,325
2013	11.917865	11.759392	-1.33%	82,352
2012	11.395491	11.917865	4.58%	66,487
2011	11.406927	11.395491	-0.10%	49,343
2010	10.965168	11.406927	4.03%	45,473
2009*	10.000000	10.965168	9.65%	30,617
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.508603	10.826136	3.02%	45,615
2013	10.848202	10.508603	-3.13%	55,335
2012	10.017458	10.848202	8.29%	32,741
2011*	10.000000	10.017458	0.17%	9,835
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	22.230843	28.851376	29.78%	53,378
2013	14.934298	22.230843	48.86%	49,282
2012	11.527357	14.934298	29.56%	25,001
2011	10.558722	11.527357	9.17%	9,647
2010*	10.000000	10.558722	5.59%	221
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2014	12.368317	13.193124	6.67%	11,030
2013	12.545648	12.368317	-1.41%	12,270
2012	11.591270	12.545648	8.23%	13,099
2011	11.093339	11.591270	4.49%	13,936
2010	10.468731	11.093339	5.97%	11,739
2009	9.654044	10.468731	8.44%	11,744
2008	10.870771	9.654044	-11.19%	37,432
2007	10.423896	10.870771	4.29%	34,719
2006*	10.000000	10.423896	4.24%	6,789
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2014	43.667264	44.451225	1.80%	3,089
2013	48.386688	43.667264	-9.75%	3,278
2012	41.476432	48.386688	16.66%	3,345
2011	39.180972	41.476432	5.86%	3,617
2010	36.098833	39.180972	8.54%	3,790
2009	28.031944	36.098833	28.78%	4,091
2008	33.336470	28.031944	-15.91%	4,903
2007	31.642335	33.336470	5.35%	5,604
2006	28.872927	31.642335	9.59%	6,482
2005	26.007067	28.872927	11.02%	8,406
79

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2014	60.092467	59.184888	-1.51%	15,021
2013	54.240913	60.092467	10.79%	16,320
2012	42.251197	54.240913	28.38%	16,342
2011	57.526748	42.251197	-26.55%	6,974
2010	45.857764	57.526748	25.45%	7,256
2009	21.750628	45.857764	110.83%	8,837
2008	62.444926	21.750628	-65.17%	9,883
2007	45.883718	62.444926	36.09%	10,360
2006	33.258208	45.883718	37.96%	12,335
2005	25.475580	33.258208	30.55%	17,473
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	50.951490	40.764212	-19.99%	6,571
2013	46.608474	50.951490	9.32%	7,484
2012	45.584554	46.608474	2.25%	10,999
2011	55.165970	45.584554	-17.37%	1,073
2010	43.160801	55.165970	27.81%	1,330
2009	27.702334	43.160801	55.80%	1,597
2008	51.992806	27.702334	-46.72%	1,804
2007	36.168999	51.992806	43.75%	1,821
2006	29.375443	36.168999	23.13%	1,936
2005	19.582479	29.375443	50.01%	2,238
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.529677	8.399050	-20.23%	23,691
2013	9.652965	10.529677	9.08%	10,489
2012*	10.000000	9.652965	-3.47%	10,800
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	24.573406	23.846769	-2.96%	15,083
2013	16.539022	24.573406	48.58%	15,831
2012	15.503117	16.539022	6.68%	7,372
2011	16.430457	15.503117	-5.64%	5,569
2010	13.104632	16.430457	25.38%	5,497
2009*	10.000000	13.104632	31.05%	2,006
80

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.151988	11.429387	2.49%	0
2013	10.130211	11.151988	10.09%	0
2012*	10.000000	10.130211	1.30%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	24.636453	26.397570	7.15%	0
2013	18.199975	24.636453	35.37%	0
2012	15.620945	18.199975	16.51%	0
2011	17.381158	15.620945	-10.13%	0
2010	13.960490	17.381158	24.50%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	12.939239	13.145664	1.60%	0
2013	14.375290	12.939239	-9.99%	0
2012	13.611707	14.375290	5.61%	0
2011	12.384804	13.611707	9.91%	0
2010	11.979304	12.384804	3.39%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2014	19.247220	21.296525	10.65%	0
2013	14.408594	19.247220	33.58%	0
2012	12.768265	14.408594	12.85%	0
2011	12.590202	12.768265	1.41%	0
2010	11.214752	12.590202	12.26%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2014	16.900973	19.352003	14.50%	0
2013	13.207044	16.900973	27.97%	0
2012	11.544189	13.207044	14.40%	0
2011	11.819444	11.544189	-2.33%	0
2010	10.077340	11.819444	17.29%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	14.994880	15.032422	0.25%	0
2013	13.325434	14.994880	12.53%	0
2012	12.321456	13.325434	8.15%	0
2011	13.000998	12.321456	-5.23%	0
2010	12.043434	13.000998	7.95%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.205609	12.678662	3.88%	0
2013*	10.000000	12.205609	22.06%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.863731	8.64%	0
81

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	23.029788	23.809805	3.39%	0
2013	16.640715	23.029788	38.39%	0
2012	14.619211	16.640715	13.83%	0
2011	14.780793	14.619211	-1.09%	0
2010	11.943809	14.780793	23.75%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2014	15.799893	17.629661	11.58%	0
2013	11.957972	15.799893	32.13%	0
2012	10.858741	11.957972	10.12%	0
2011	10.941923	10.858741	-0.76%	0
2010	9.689745	10.941923	12.92%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2014	18.563872	20.708562	11.55%	0
2013	14.296365	18.563872	29.85%	0
2012	12.560075	14.296365	13.82%	0
2011	12.534993	12.560075	0.20%	0
2010	11.098333	12.534993	12.94%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2014	19.402623	20.626571	6.31%	0
2013	16.290220	19.402623	19.11%	0
2012	14.999638	16.290220	8.60%	0
2011	13.989924	14.999638	7.22%	0
2010	12.335042	13.989924	13.42%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014*	10.000000	9.888323	-1.12%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2014	16.699511	17.046953	2.08%	0
2013	16.805740	16.699511	-0.63%	0
2012	15.574255	16.805740	7.91%	0
2011	15.482982	15.574255	0.59%	0
2010	14.508802	15.482982	6.71%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2014	13.429615	13.782506	2.63%	0
2013	12.042126	13.429615	11.52%	0
2012	10.963498	12.042126	9.84%	0
2011	11.178791	10.963498	-1.93%	0
2010	10.082086	11.178791	10.88%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2014	13.267015	13.656702	2.94%	0
2013	11.633446	13.267015	14.04%	0
2012	10.450818	11.633446	11.32%	0
2011	10.746652	10.450818	-2.75%	0
2010	9.541377	10.746652	12.63%	0
82

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2014	13.427234	13.847648	3.13%	0
2013	11.236847	13.427234	19.49%	0
2012	9.893975	11.236847	13.57%	0
2011	10.338382	9.893975	-4.30%	0
2010	9.061840	10.338382	14.09%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	11.982777	10.280416	-14.21%	0
2013	9.814082	11.982777	22.10%	0
2012	9.528029	9.814082	3.00%	0
2011	10.218924	9.528029	-6.76%	0
2010	8.719783	10.218924	17.19%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2014	20.187693	21.571362	6.85%	0
2013	16.034604	20.187693	25.90%	0
2012	13.912901	16.034604	15.25%	0
2011	14.025386	13.912901	-0.80%	0
2010	12.390959	14.025386	13.19%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2014	18.115623	19.810096	9.35%	0
2013	13.523417	18.115623	33.96%	0
2012	12.004671	13.523417	12.65%	0
2011	12.188437	12.004671	-1.51%	0
2010	9.989586	12.188437	22.01%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2014	15.672773	15.579805	-0.59%	0
2013	15.051592	15.672773	4.13%	0
2012	13.402132	15.051592	12.31%	0
2011	13.111684	13.402132	2.22%	0
2010	11.716151	13.111684	11.91%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2014	13.263887	13.795662	4.01%	0
2013	13.746171	13.263887	-3.51%	0
2012	13.214988	13.746171	4.02%	0
2011	12.532648	13.214988	5.44%	0
2010	11.834084	12.532648	5.90%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2014	15.357892	16.040394	4.44%	0
2013	11.476643	15.357892	33.82%	0
2012	10.169563	11.476643	12.85%	0
2011	11.581012	10.169563	-12.19%	0
2010	9.149056	11.581012	26.58%	0
83

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2014	19.098781	17.250679	-9.68%	0
2013	14.894544	19.098781	28.23%	0
2012	12.564124	14.894544	18.55%	0
2011	15.433555	12.564124	-18.59%	0
2010	13.887863	15.433555	11.13%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2014	20.556494	21.570322	4.93%	0
2013	16.022975	20.556494	28.29%	0
2012	12.818429	16.022975	25.00%	0
2011	14.298263	12.818429	-10.35%	0
2010	11.496555	14.298263	24.37%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	12.225632	12.366353	1.15%	0
2013	10.043302	12.225632	21.73%	0
2012	8.854528	10.043302	13.43%	0
2011	9.143771	8.854528	-3.16%	0
2010	8.432430	9.143771	8.44%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	14.467906	14.885982	2.89%	0
2013	12.910664	14.467906	12.06%	0
2012	11.653327	12.910664	10.79%	0
2011	11.572490	11.653327	0.70%	0
2010	10.443102	11.572490	10.81%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	15.158943	14.993919	-1.09%	0
2013	11.313360	15.158943	33.99%	0
2012	9.716856	11.313360	16.43%	0
2011	10.265572	9.716856	-5.35%	0
2010	8.140276	10.265572	26.11%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.324509	-6.75%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014*	10.000000	8.637805	-13.62%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.973696	-0.26%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.391312	11.645371	2.23%	0
2013	10.198760	11.391312	11.69%	0
2012*	10.000000	10.198760	1.99%	0
84

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.885040	10.174936	2.93%	0
2013*	10.000000	9.885040	-1.15%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	15.795612	16.803978	6.38%	0
2013	11.488561	15.795612	37.49%	0
2012	10.301623	11.488561	11.52%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.552587	12.860223	2.45%	0
2013	9.935147	12.552587	26.35%	0
2012*	10.000000	9.935147	-0.65%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	13.054812	13.826971	5.91%	0
2013	9.716985	13.054812	34.35%	0
2012*	10.000000	9.716985	-2.83%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	29.476705	27.463854	-6.83%	0
2013	23.951566	29.476705	23.07%	0
2012	20.435570	23.951566	17.21%	0
2011	22.391287	20.435570	-8.73%	0
2010	20.949286	22.391287	6.88%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	24.321763	24.376083	0.22%	0
2013	22.379973	24.321763	8.68%	0
2012	19.180786	22.379973	16.68%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	21.859342	23.190489	6.09%	0
2013	17.105044	21.859342	27.79%	0
2012	15.315844	17.105044	11.68%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	13.347475	14.238825	6.68%	0
2013	10.368800	13.347475	28.73%	0
2012	8.512229	10.368800	21.81%	0
2011	9.300365	8.512229	-8.47%	0
2010	8.880893	9.300365	4.72%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	6.715779	7.222380	7.54%	0
2013	5.043466	6.715779	33.16%	0
2012	4.304075	5.043466	17.18%	0
2011	4.790931	4.304075	-10.16%	0
2010	3.915887	4.790931	22.35%	0
85

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	13.806972	11.935803	-13.55%	0
2013	12.284193	13.806972	12.40%	0
2012	11.036128	12.284193	11.31%	0
2011	16.584115	11.036128	-33.45%	0
2010	13.487751	16.584115	22.96%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2014	21.730830	24.601052	13.21%	0
2013	16.700709	21.730830	30.12%	0
2012	14.106981	16.700709	18.39%	0
2011	14.039775	14.106981	0.48%	0
2010	11.563093	14.039775	21.42%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014*	10.000000	9.430823	-5.69%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	21.856072	19.884394	-9.02%	0
2013	15.736283	21.856072	38.89%	0
2012	13.235050	15.736283	18.90%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	19.592324	21.234957	8.38%	0
2013	14.691344	19.592324	33.36%	0
2012	12.890980	14.691344	13.97%	0
2011	13.168233	12.890980	-2.11%	0
2010	12.038713	13.168233	9.38%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.827911	14.748434	-0.54%	0
2013	11.812291	14.827911	25.53%	0
2012	10.360352	11.812291	14.01%	0
2011	10.724430	10.360352	-3.39%	0
2010*	10.000000	10.724430	7.24%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2014	10.562941	11.565660	9.49%	0
2013	8.278144	10.562941	27.60%	0
2012	7.382220	8.278144	12.14%	0
2011	7.558008	7.382220	-2.33%	0
2010	6.444333	7.558008	17.28%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2014	20.079314	22.338693	11.25%	0
2013	15.478551	20.079314	29.72%	0
2012	13.726207	15.478551	12.77%	0
2011	13.866343	13.726207	-1.01%	0
2010	12.425797	13.866343	11.59%	0
86

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	13.787099	14.236307	3.26%	0
2013	11.370678	13.787099	21.25%	0
2012	9.991547	11.370678	13.80%	0
2011	10.065308	9.991547	-0.73%	0
2010	9.136156	10.065308	10.17%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	11.065597	11.424829	3.25%	0
2013	11.548489	11.065597	-4.18%	0
2012	11.187080	11.548489	3.23%	0
2011	10.758440	11.187080	3.98%	0
2010	10.320671	10.758440	4.24%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	15.034179	15.057525	0.16%	0
2013	11.882881	15.034179	26.52%	0
2012	9.896797	11.882881	20.07%	0
2011	11.095465	9.896797	-10.80%	0
2010	10.136054	11.095465	9.47%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	13.547789	14.399082	6.28%	0
2013	10.627978	13.547789	27.47%	0
2012	9.204869	10.627978	15.46%	0
2011	9.819331	9.204869	-6.26%	0
2010	8.447133	9.819331	16.24%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	12.102238	13.119893	8.41%	0
2013	9.254218	12.102238	30.78%	0
2012	8.038264	9.254218	15.13%	0
2011	8.359747	8.038264	-3.85%	0
2010	7.659289	8.359747	9.15%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	19.509651	19.677103	0.86%	0
2013	18.526694	19.509651	5.31%	0
2012	16.444472	18.526694	12.66%	0
2011	16.104864	16.444472	2.11%	0
2010	14.471327	16.104864	11.29%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2014	17.236897	18.506738	7.37%	0
2013	12.920904	17.236897	33.40%	0
2012	11.090374	12.920904	16.51%	0
2011	11.544495	11.090374	-3.93%	0
2010	10.138888	11.544495	13.86%	0
87

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2014	12.395937	12.995975	4.84%	0
2013	8.763596	12.395937	41.45%	0
2012	7.619990	8.763596	15.01%	0
2011	8.766116	7.619990	-13.07%	0
2010	7.709797	8.766116	13.70%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2014	13.690911	14.892679	8.78%	0
2013	10.031599	13.690911	36.48%	0
2012	9.148330	10.031599	9.65%	0
2011	9.606980	9.148330	-4.77%	0
2010	7.904167	9.606980	21.54%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	12.203446	12.541800	2.77%	0
2013	9.583379	12.203446	27.34%	0
2012	8.389357	9.583379	14.23%	0
2011	9.110982	8.389357	-7.92%	0
2010	8.058507	9.110982	13.06%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.082298	12.393614	2.58%	0
2013	10.714519	12.082298	12.77%	0
2012	9.809665	10.714519	9.22%	0
2011	10.109875	9.809665	-2.97%	0
2010	9.310557	10.109875	8.59%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.266075	12.630362	2.97%	0
2013	10.286396	12.266075	19.25%	0
2012	9.203721	10.286396	11.76%	0
2011	9.691973	9.203721	-5.04%	0
2010	8.768188	9.691973	10.54%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.496666	11.684228	1.63%	0
2013	11.140023	11.496666	3.20%	0
2012	10.537207	11.140023	5.72%	0
2011	10.564529	10.537207	-0.26%	0
2010	10.057746	10.564529	5.04%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.800181	10.862050	0.57%	0
2013*	10.000000	10.800181	8.00%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.938387	10.866922	-0.65%	0
2013*	10.000000	10.938387	9.38%	0
88

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.178483	12.524925	2.84%	0
2013	10.511275	12.178483	15.86%	0
2012	9.511460	10.511275	10.51%	0
2011	9.901666	9.511460	-3.94%	0
2010	9.039810	9.901666	9.53%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	12.215547	12.562036	2.84%	0
2013	9.994167	12.215547	22.23%	0
2012	8.868653	9.994167	12.69%	0
2011	9.459031	8.868653	-6.24%	0
2010	8.487804	9.459031	11.44%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.934538	12.216771	2.36%	0
2013	10.908749	11.934538	9.40%	0
2012	10.079800	10.908749	8.22%	0
2011	10.276328	10.079800	-1.91%	0
2010	9.582985	10.276328	7.24%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2014	11.875142	12.269614	3.32%	0
2013	12.309680	11.875142	-3.53%	0
2012	11.616012	12.309680	5.97%	0
2011	11.079660	11.616012	4.84%	0
2010	10.522958	11.079660	5.29%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.656385	13.055192	3.15%	0
2013	13.137892	12.656385	-3.67%	0
2012	12.471155	13.137892	5.35%	0
2011	11.956729	12.471155	4.30%	0
2010	11.244874	11.956729	6.33%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014	21.738751	20.202692	-7.07%	0
2013	21.939880	21.738751	-0.92%	0
2012	19.031933	21.939880	15.28%	0
2011	24.928611	19.031933	-23.65%	0
2010	21.817344	24.928611	14.26%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	14.847745	15.269983	2.84%	0
2013	15.735000	14.847745	-5.64%	0
2012	15.525064	15.735000	1.35%	0
2011	14.717057	15.525064	5.49%	0
2010	14.281051	14.717057	3.05%	0
89

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2014	13.348944	13.069787	-2.09%	0
2013	11.518717	13.348944	15.89%	0
2012	10.131129	11.518717	13.70%	0
2011	11.415524	10.131129	-11.25%	0
2010	10.245196	11.415524	11.42%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	10.344002	9.543806	-7.74%	0
2013	8.691317	10.344002	19.02%	0
2012	7.475938	8.691317	16.26%	0
2011	8.721870	7.475938	-14.29%	0
2010	8.257188	8.721870	5.63%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	17.913635	18.496385	3.25%	0
2013	14.313888	17.913635	25.15%	0
2012	12.557531	14.313888	13.99%	0
2011	13.290291	12.557531	-5.51%	0
2010	11.788571	13.290291	12.74%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.804424	15.227773	2.86%	0
2013	13.271239	14.804424	11.55%	0
2012	12.336491	13.271239	7.58%	0
2011	12.433015	12.336491	-0.78%	0
2010	11.511714	12.433015	8.00%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.810804	17.395140	3.48%	0
2013	14.304216	16.810804	17.52%	0
2012	12.957463	14.304216	10.39%	0
2011	13.298836	12.957463	-2.57%	0
2010	12.069770	13.298836	10.18%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	13.250871	13.539235	2.18%	0
2013	12.852190	13.250871	3.10%	0
2012	12.425243	12.852190	3.44%	0
2011	12.273494	12.425243	1.24%	0
2010	11.784925	12.273494	4.15%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.635326	10.716720	0.77%	0
2013*	10.000000	10.635326	6.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.723588	10.729490	0.06%	0
2013*	10.000000	10.723588	7.24%	0
90

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	16.014452	16.566255	3.45%	0
2013	13.961615	16.014452	14.70%	0
2012	12.811240	13.961615	8.98%	0
2011	13.030994	12.811240	-1.69%	0
2010	11.945785	13.030994	9.08%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	17.273480	17.830585	3.23%	0
2013	14.351642	17.273480	20.36%	0
2012	12.827832	14.351642	11.88%	0
2011	13.325997	12.827832	-3.74%	0
2010	12.008250	13.325997	10.97%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	14.865813	15.313449	3.01%	0
2013	13.679526	14.865813	8.67%	0
2012	12.874464	13.679526	6.25%	0
2011	12.825438	12.874464	0.38%	0
2010	12.017093	12.825438	6.73%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2014	20.855456	22.316302	7.00%	0
2013	15.511833	20.855456	34.45%	0
2012	13.289460	15.511833	16.72%	0
2011	13.820663	13.289460	-3.84%	0
2010	12.915827	13.820663	7.01%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.928340	-0.72%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.124221	1.24%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	38.289697	41.205435	7.61%	0
2013	29.261437	38.289697	30.85%	0
2012	25.327907	29.261437	15.53%	0
2011	26.424307	25.327907	-4.15%	0
2010	21.289110	26.424307	24.12%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	10.665034	10.489064	-1.65%	0
2013	10.843956	10.665034	-1.65%	0
2012	11.026379	10.843956	-1.65%	0
2011	11.210847	11.026379	-1.65%	0
2010	11.398912	11.210847	-1.65%	0
91

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	17.045594	17.415410	2.17%	0
2013	17.528677	17.045594	-2.76%	0
2012	15.878371	17.528677	10.39%	0
2011	15.295503	15.878371	3.81%	0
2010	14.063112	15.295503	8.76%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2014	18.293580	17.810323	-2.64%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2014*	10.000000	9.004606	-9.95%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2014	13.216205	14.354615	8.61%	0
2013	9.973093	13.216205	32.52%	0
2012	8.715404	9.973093	14.43%	0
2011	9.126546	8.715404	-4.50%	0
2010	8.033533	9.126546	13.61%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2014	14.864745	16.157176	8.69%	0
2013	11.159296	14.864745	33.21%	0
2012	9.631549	11.159296	15.86%	0
2011	10.399117	9.631549	-7.38%	0
2010*	10.000000	10.399117	3.99%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.374602	13.417060	8.42%	0
2013	9.318191	12.374602	32.80%	0
2012	8.057449	9.318191	15.65%	0
2011	8.723860	8.057449	-7.64%	0
2010	7.867363	8.723860	10.89%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2014	14.086295	14.412852	2.32%	0
2013	10.308026	14.086295	36.65%	0
2012	9.121841	10.308026	13.00%	0
2011	9.684178	9.121841	-5.81%	0
2010	7.764221	9.684178	24.73%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.800321	17.033591	15.09%	0
2013	11.091371	14.800321	33.44%	0
2012	9.693418	11.091371	14.42%	0
2011	10.089948	9.693418	-3.93%	0
2010	8.575528	10.089948	17.66%	0
92

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014	20.804328	21.036305	1.12%	0
2013	14.660146	20.804328	41.91%	0
2012	13.140838	14.660146	11.56%	0
2011	13.448046	13.140838	-2.28%	0
2010	10.899692	13.448046	23.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014	48.290989	50.829279	5.26%	0
2013	34.971850	48.290989	38.09%	0
2012	29.523646	34.971850	18.45%	0
2011	31.621378	29.523646	-6.63%	0
2010	25.395119	31.621378	24.52%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014	39.471739	39.136843	-0.85%	0
2013	28.482329	39.471739	38.58%	0
2012	25.074127	28.482329	13.59%	0
2011	26.994603	25.074127	-7.11%	0
2010	21.901665	26.994603	23.25%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2014	16.558718	18.263843	10.30%	0
2013	12.842232	16.558718	28.94%	0
2012	11.433035	12.842232	12.33%	0
2011	11.563297	11.433035	-1.13%	0
2010	10.363320	11.563297	11.58%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2014	11.120712	14.096552	26.76%	0
2013	10.973139	11.120712	1.34%	0
2012	9.636371	10.973139	13.87%	0
2011	9.199628	9.636371	4.75%	0
2010	7.185158	9.199628	28.04%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.671121	12.979641	11.21%	0
2013*	10.000000	11.671121	16.71%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.420778	10.299452	-1.16%	0
2013	10.584447	10.420778	-1.55%	0
2012	10.396146	10.584447	1.81%	0
2011	10.434627	10.396146	-0.37%	0
2010	10.358995	10.434627	0.73%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.539903	12.894319	2.83%	0
2013*	10.000000	12.539903	25.40%	0
93

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	16.128251	14.569816	-9.66%	0
2013	13.654891	16.128251	18.11%	0
2012	11.612565	13.654891	17.59%	0
2011	13.482517	11.612565	-13.87%	0
2010	12.890526	13.482517	4.59%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	10.292279	10.184191	-1.05%	0
2013	10.400788	10.292279	-1.04%	0
2012	10.110137	10.400788	2.87%	0
2011	10.249691	10.110137	-1.36%	0
2010	9.898494	10.249691	3.55%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	17.363206	17.669375	1.76%	0
2013	12.105706	17.363206	43.43%	0
2012	11.311461	12.105706	7.02%	0
2011	11.624127	11.311461	-2.69%	0
2010	9.881167	11.624127	17.64%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	18.340796	19.910873	8.56%	0
2013	13.552243	18.340796	35.33%	0
2012	12.416826	13.552243	9.14%	0
2011	13.025977	12.416826	-4.68%	0
2010	10.780466	13.025977	20.83%	0
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2014	21.164127	22.018866	4.04%	0
2013	15.824629	21.164127	33.74%	0
2012	13.818060	15.824629	14.52%	0
2011	13.897125	13.818060	-0.57%	0
2010	11.085415	13.897125	25.36%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2014	17.521645	17.627536	0.60%	0
2013	13.994104	17.521645	25.21%	0
2012	11.734129	13.994104	19.26%	0
2011	13.009145	11.734129	-9.80%	0
2010	11.406210	13.009145	14.05%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2014	9.968379	10.082202	1.14%	0
2013	10.149055	9.968379	-1.78%	0
2012*	10.000000	10.149055	1.49%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	9.012580	-9.87%	0
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Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2014	19.378158	21.098313	8.88%	0
2013	14.952247	19.378158	29.60%	0
2012	13.008854	14.952247	14.94%	0
2011	13.228552	13.008854	-1.66%	0
2010	11.584325	13.228552	14.19%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2014	15.032932	16.549254	10.09%	0
2013	10.839177	15.032932	38.69%	0
2012	9.341222	10.839177	16.04%	0
2011	9.712507	9.341222	-3.82%	0
2010	8.002283	9.712507	21.37%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.435877	10.310360	-1.20%	0
2013	10.599374	10.435877	-1.54%	0
2012*	10.000000	10.599374	5.99%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014*	10.000000	9.677822	-3.22%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.829924	11.669747	-1.35%	0
2013	12.873813	11.829924	-8.11%	0
2012	12.439490	12.873813	3.49%	0
2011	11.665801	12.439490	6.63%	0
2010	10.845085	11.665801	7.57%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.457181	11.352455	-0.91%	0
2013	11.676512	11.457181	-1.88%	0
2012	11.227334	11.676512	4.00%	0
2011	11.301282	11.227334	-0.65%	0
2010	10.924366	11.301282	3.45%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.353544	10.607078	2.45%	0
2013	10.747901	10.353544	-3.67%	0
2012	9.980493	10.747901	7.69%	0
2011*	10.000000	9.980493	-0.20%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	21.781571	28.111261	29.06%	0
2013	14.714212	21.781571	48.03%	0
2012	11.421095	14.714212	28.83%	0
2011	10.519755	11.421095	8.57%	0
2010*	10.000000	10.519755	5.20%	0
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Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2014	11.850643	12.570645	6.08%	0
2013	12.087773	11.850643	-1.96%	0
2012	11.230833	12.087773	7.63%	0
2011	10.808313	11.230833	3.91%	0
2010	10.256771	10.808313	5.38%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2014	40.108324	40.601309	1.23%	0
2013	44.691789	40.108324	-10.26%	0
2012	38.523903	44.691789	16.01%	0
2011	36.594804	38.523903	5.27%	0
2010	33.904538	36.594804	7.93%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2014	55.193348	54.057269	-2.06%	0
2013	50.097390	55.193348	10.17%	0
2012	39.242213	50.097390	27.66%	0
2011	53.728614	39.242213	-26.96%	0
2010	43.069151	53.728614	24.75%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	46.797274	37.231921	-20.44%	0
2013	43.047760	46.797274	8.71%	0
2012	42.338165	43.047760	1.68%	0
2011	51.523505	42.338165	-17.83%	0
2010	40.536170	51.523505	27.11%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.432226	8.274934	-20.68%	0
2013	9.617126	10.432226	8.48%	0
2012*	10.000000	9.617126	-3.83%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	23.942312	23.105049	-3.50%	0
2013	16.204260	23.942312	47.75%	0
2012	15.274494	16.204260	6.09%	0
2011	16.278538	15.274494	-6.17%	0
2010	13.055981	16.278538	24.68%	0
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Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
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IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract's IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner's IRA is allowed. The one year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service ("IRS") has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.
However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court's interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. The IRS began applying this new interpretation to any IRA rollover distribution that occurs on or after January 1, 2015.
To allow time for transition to the new interpretation of the one-rollover-per-year limitation, the IRS issued Announcement 2014-32 on November 10, 2014. The aggregation rule will apply to distributions from different IRAs only if each of the distributions occur after December 31, 2014. Therefore, a 2014 IRA distribution that is rolled over can be ignored when applying the one-rollover-per-year limitation to a 2015 IRA distribution. The announcement also clarified that rollovers between an individual's Roth IRAs would prevent a separate rollover within the 1-year period between the individual's traditional IRAs, and vice versa.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.
There are income limitations on eligibility to participate in a Roth IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract's IRA endorsement.
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Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity
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contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
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Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;
•	it is attributable to the contract owner's disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five taxable-year period, beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner, has passed.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
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If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner's investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner's death;
•	the result of a contract owner's disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural
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person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant's gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable to the extent of the value of the property, other than the annuity contract received in the exchange.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
In U.S. v. Windsor, the United States Supreme Court declared Section 3 of the Defense of Marriage Act to be unconstitutional and concluded that same sex marriages, in states that recognize them, are to be accorded the same federal benefits, rights and obligations as other marriages recognized by that state.
Revenue Ruling 2013-17 declared that the terms "spouse," "husband and wife," "husband" and "wife" do not include individuals (whether of the opposite sex or the same sex) who have entered into a registered domestic partnership, civil union, or other similar formal relationship recognized under state law that is not denominated as a marriage under the laws of that state. Therefore, the favorable income-deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into a domestic partnership, civil union or other similar formal relationship recognized under state law that is not denominated as a marriage under the laws of that state.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
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•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to withholding rates established by Section 3405 of the Code and is applied against the amount of income that is distributed.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien's conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien's gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien's country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly, or qualifying widow(er) with dependent child); $125,000 (married filing separately); or $200,000 (single, or head of household (with qualifying person)). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under Code Section 1(e) begins for the taxable year. For 2015, that amount is $12,300.
Modified adjusted gross income is equal to gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. It may also include taxable distributions from, and gain from the sale or surrender of, life insurance contracts. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however,
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such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
a)	an individual who is two or more generations younger than the contract owner; or
b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
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If the contract is purchased as an investment in certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a) of the Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner's death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
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(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Distributions from a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner's entire interest in a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed by December 31 of the fifth year following the contract owner's death or over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death. Such distributions must begin on or before the later of (a) the end of the calendar year immediately following the calendar year in which the contract owner died; or (b) the end of the calendar year in which the contract owner would have attained 70½;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter. Such distributions must begin on or before the end of the calendar year immediately following the calendar year in which the contract owner died; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.
If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving
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spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Tax Changes
The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial advisor for more information.
In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Code, including the following:
•	generally lowering federal income tax rates;
•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities, and Qualified Plans;
•	increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;
•	eliminating and/or reducing the highest federal estate tax rates;
•	increasing the estate tax credit; and
•	for persons dying after 2009, repealing the estate tax.
In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans. However, all of the other changes resulting from EGTRRA were scheduled to "sunset," or become ineffective, after December 31, 2010 unless they were extended by additional legislation. The American Taxpayer Relief Act (ATRA) was enacted on January 1, 2013 and made permanent the lower federal income tax rates established under EGTRRA, except for individuals with taxable income above $400,000 ($450,000 for married couples) whose tax rate will revert to the pre-EGTRRA tax rate of 39.6%. ATRA also permanently provides for a maximum federal estate tax rate of 40% with an annually inflation-adjusted $5 million exclusion for estates of persons dying after December 31, 2012. Consult a qualified tax or financial advisor for further information relating to these and other tax issues.
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State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.
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NEA Valuebuilder SelectSM
Individual Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-9
The date of this prospectus is May 1, 2015.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser's investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2015), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 44. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
Information about Nationwide and the variable annuity contract described in this prospectus (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
The Sub-Accounts available under this contract invest in underlying mutual funds of the portfolio companies listed below.
•	American Century Variable Portfolios, Inc.
•	Dreyfus
•	Dreyfus Variable Investment Fund
•	Federated Insurance Series
•	Fidelity Variable Insurance Products Fund
•	Franklin Templeton Variable Insurance Products Trust
•	Guggenheim Variable Funds Trust
•	Invesco
•	Janus Aspen Series
•	Nationwide Variable Insurance Trust
•	Oppenheimer Variable Account Funds
•	PIMCO Variable Insurance Trust
•	Royce Capital Fund
•	The Universal Institutional Funds, Inc.

•	Van Eck VIP Trust
For a complete list of the available Sub-Accounts, refer to Appendix A: Underlying Mutual Funds. For more information on the underlying mutual funds, refer to the prospectus for the mutual fund.
Purchase payments not invested in the Sub-Accounts may be allocated to the Fixed Account and/or the Guaranteed Term Options.
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Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account, the GTOs, and the collateral Fixed Account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
ERISA – The Employee Retirement Income Security Act of 1974, as amended.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Guaranteed Term Options – Investment options that provide a guaranteed fixed interest rate paid over specific term duration and contain a market value adjustment feature.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
3

Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that their current Net Asset Value might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-9, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
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5

Table of Contents (continued)
6

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options. State premium taxes may also be deducted.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7% [1]
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Maximum Loan Processing Fee	$25 [2]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [3]
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Annual Loan Interest Charge	2.25% [4]
Maximum Annual Contract Maintenance Charge	$15 [5]
Variable Account Annual Expenses (assessed as an annualized percentage of the Daily Net Assets)[6]
Mortality and Expense Risk Charge	1.10%
Five-Year CDSC Option	0.15% [7]
Total Variable Account Charges (including this option only)	1.25%
CDSC Waiver Options (an applicant may elect one or more)
Additional Withdrawal Without Charge and Disability Waiver	0.10% [8]
Total Variable Account Charges (including this option only)	1.20%
10 Year and Disability Waiver (available for Tax Sheltered Annuities only)	0.05%
Total Variable Account Charges (including this option only)	1.15%
Hardship Waiver (available for Tax Sheltered Annuities only)	0.15%
Total Variable Account Charges (including this option only)	1.25%
Death Benefit Options (an applicant may elect one)
Optional One-Year Step Up Death Benefit	0.05%
Total Variable Account Charges (including this option only)	1.15%
Optional 5% Enhanced Death Benefit	0.10%
Total Variable Account Charges (including this option only)	1.20%

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses
Mortality and Expense Risk Charge (applicable to all contracts)	1.10%
Five-Year CDSC Option	0.15%
Additional Withdrawal Without Charge and Disability Waiver	0.10%
10 Year and Disability Waiver for Tax Sheltered Annuities	0.05%
Hardship Waiver for Tax Sheltered Annuities	0.15%
Optional 5% Enhanced Death Benefit	0.10%
Maximum Possible Total Variable Account Charges	1.65%

[1]	Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of:
•	10% of all purchase payments made to the contract; or
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•	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year. The Internal Revenue Code may impose restrictions on withdrawals from contracts issued as Tax Sheltered Annuities.
[2]	Nationwide assesses a Loan Processing Fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a Loan Processing Fee.
[3]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[4]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is 2.25%.
[5]	The Contract Maintenance Charge is deducted annually from all contracts containing less than $25,000 on each Contract Anniversary. This charge is waived for any contract valued at $25,000 or more on any Contract Anniversary.
[6]	These charges apply only to Sub-Account allocations. They do not apply to allocations made to the Fixed Account or to the Guaranteed Term Options.
[7]	Range of Five-Year CDSC over time:

Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5
CDSC Percentage	7%	7%	6%	4%	2%	0%
For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs.
[8]	Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of:
•	15% of all purchase payments made to the contract; or
•	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year. The Internal Revenue Code may impose restrictions on withdrawals from contracts issued as Tax Sheltered Annuities.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2014, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. The table does not reflect Short-Term Trading Fees. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.27%	1.43%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
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•	the 7 year CDSC schedule;
•	a $15 Contract Maintenance Charge expressed as a percentage of the average account size; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (1.65%).
For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (1.43%)	$1,039	$1,534	$2,051	$3,648	*	$1,034	$1,751	$3,648	$339	$1,034	$1,751	$3,648
Minimum Total Underlying Mutual Fund Operating Expenses (0.27%)	$ 917	$1,171	$1,450	$2,472	*	$ 671	$1,150	$2,472	$217	$ 671	$1,150	$2,472
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Deferred Variable Annuity Contracts.
The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "Contract Owner" will mean "participant" unless the plan permits or requires the Contract Owner to exercise contract rights under the terms of the plan.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs")
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. For contracts issued as Charitable Remainder Trusts and Tax Sheltered Annuities, there is no minimum initial purchase payment. For all other contract types, the minimum initial purchase payment is $1,000.  For Tax Sheltered Annuities, the minimum subsequent purchase payment is $25. For all other contract types, there is no minimum subsequent purchase payment.
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Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on subsequent purchase payment requirements in a particular state.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s) or the Annuitant. If upon notification of death of the Contract Owner(s) or the Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Guaranteed Term Options. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.10% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $15 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $25,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
CDSC Options
There are several CDSC options that a Contract Owner can elect at the time of application to replace the standard CDSC schedule. Each CDSC option has different characteristics and costs. They are as follows:
CDSC Option	Contract Type	Annual Charge (as a percentage of the Daily Net Assets)
Five-Year CDSC Option	All	0.15%
Additional Withdrawal without Charge and Disability Waiver	All	0.10%
10 Year and Disability Waiver	Tax Sheltered Annuities	0.05%
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CDSC Option	Contract Type	Annual Charge (as a percentage of the Daily Net Assets)
Hardship Waiver	Tax Sheltered Annuities	0.15%
Death Benefit Options
The contract contains a standard death benefit (the greatest of (i) Contract Value, (ii) net purchase payments, or (iii) Contract Value as of the most recent five-year Contract Anniversary before the Annuitant's 86th birthday) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The One-Year Step Up Death Benefit Option is available at the time of application. The charge for this option is equal to 0.05% of the Daily Net Assets.
•	The 5% Enhanced Death Benefit Option is available at the time of application. The charge for this option is equal to 0.10% of the Daily Net Assets.
Charges for Optional Benefits
The charges associated with optional benefits are only assessed prior to annuitization.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent they exceed investment in the contract. Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Five-Year Reset Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
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Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract.
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value). Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act"). In reliance on the exemption provided by Rule 12h-7, Nationwide does not intend to file periodic reports as required under the 1934 Act.
Security Distributors, Inc.
The contracts are distributed by the general distributor, Security Distributors, Inc. ("SDI"), One Security Benefit Place, Topeka, Kansas, 66636-0001. SDI is registered as a broker/dealer with the NASD and is a wholly-owned subsidiary of Security Benefit Group, Inc., a financial services holding company wholly owned by Security Benefit Life Insurance Company.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-9 is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Funds. Nationwide established the Variable Account on May 22, 1997 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account's own investment experience and not the investment experience of Nationwide's other assets. The Variable Account's assets are
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held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
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Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
No substitution of shares may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account.
Guaranteed Term Options
Guaranteed Term Options or GTOs are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, Nationwide's General Account assets are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide's claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus. Guaranteed Term Options may not be available in every state.
Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years. Note: The guaranteed term may last for up to three months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.
For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless the Contract Owner takes a withdrawal from their GTO allocation before the maturity date. If a withdrawal is taken before the maturity date, the withdrawal will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount withdrawn depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.
Because a market value adjustment can affect the value of a withdrawal, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. The prospectus for the Guaranteed Term Options contains additional information and can be obtained free of charge by contacting the Service Center.
Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the Annuitization Date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging programs, or Systematic Withdrawals.
The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide's General Account. The General Account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. Effective April 21, 2014, Nationwide invoked its right to limit purchase payments and/or transfers into the Fixed Account if the Fixed Account is (or would be after the purchase payment or transfer) equal to or greater than 30% of the Contract Value at the time such purchase payment is submitted or such transfer is requested. The Fixed Account may not be available in every state.
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Nationwide may also establish an annual maximum transfer limit for transfers to the Fixed Account. Except as otherwise indicated, the transfer limit will not be less than 10% of the combined value of amounts allocated to the Sub-Accounts and the GTOs for any 12-month period.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner's Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide's sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described above, less any withdrawals and any applicable charges including CDSC.
Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-NEA-VALU (1-800-632-8258) (TDD 1-800-238-3035)
•	by mail to NEA Valuebuilder Program, One Security Benefit Place, Topeka, Kansas 66636-0001
•	by fax at 1-785-368-1772
•	By Internet at www.securitybenefit.com
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
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Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide may be required to provide information about one or more contracts to government regulators. If mandated under applicable law, Nationwide may be required to reject a purchase payment and to refuse to process transaction requests for transfers, withdrawals, loans, and/or death benefits until instructed otherwise by the appropriate regulator.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, subsequent purchase payment amounts, investment options, availability of certain optional benefits, free look rights, annuity payment options, ownership and interests in the contract, assignment, loans death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Nationwide will not contest the contract.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed in
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order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Nationwide's businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide's ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide's cyber-security controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the contract owner or its designee's negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 5.25% of purchase payments. Note: The individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. For more information on the exact compensation arrangement associated with this contract, consult your sales representative.
Underlying Mutual Fund Payments
Nationwide's Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
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Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund's adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide's affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year ended December 31, 2014, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan, upon a plan trustee's request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund payments Nationwide received in connection with the plan's investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses. Another factor Nationwide considers during the identification process is whether the underlying mutual fund's adviser or subadviser is a Nationwide affiliate or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to Nationwide or its affiliates.
There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and charges have a direct effect on and may lower investment performance.
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Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide's books and records, or to Ohio, Nationwide's state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.10% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $15 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract.
This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $25,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
The deduction of the Contract Maintenance Charge will be taken proportionally from each Sub-Account, the Fixed Account, and the GTOs based on the value in each option as compared to the total Contract Value.
Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
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The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greater of:
(1)	10% of all purchase payments (15% of all purchase payments if the Contract Owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit;
(3)	from any values which have been held under a contract for at least seven years (five years if the Five-Year CDSC Option is elected); or
(4)	if an optional death benefit is elected and the conditions described in the Long-Term Care/Nursing Home and Terminal Illness Waiver section are met.
No CDSC applies to transfers between or among the various investment options in the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of the amount that would otherwise be available for withdrawal without a CDSC, and the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
Long-Term Care/Nursing Home and Terminal Illness Waiver
The death benefit options (but not the standard death benefit) include a Long-Term Care/Nursing Home and Terminal Illness Waiver. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the third Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
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Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Short-term trading fees are intended to compensate the underlying mutual fund (and Contract Owners with interests in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of Contract Owners not engaged in such strategies.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Contract Owners are responsible for monitoring the length of time allocations are held in any particular Sub-Account. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.
Currently, none of the underlying mutual funds assess (or reserve the right to assess) a short-term trading fee.
If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading. The Variable Account will then pass the short-term trading fee on to the specific Contract Owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that Contract Owner's Sub-Account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.
When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.
Some transactions are not subject to the short-term trading fees, including:
•	scheduled and systematic transfers;
•	withdrawals, including CDSC-free withdrawals;
•	contract loans;
•	withdrawals of Annuity Units to make annuity payments;
•	withdrawals of Accumulation Units to pay a death benefit; or
•	transfers made upon annuitization of the contract.
New share classes of currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading fees. When these new share
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classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state. Unless otherwise indicated:
(1)	optional benefits must be elected at the time of application;
(2)	optional benefits, once elected, may not be terminated;
(3)	the charges associated with the optional benefits are calculated and deducted daily as part of the Accumulation Unit value calculation; and
(4)	the charges associated with the optional benefits will be assessed until annuitization.
Death Benefit Options
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the One-Year Step-Up Death Benefit Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Step-Up Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The 5% Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
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CDSC Options
Five-Year CDSC Option
Applicants can elect the Five-Year CDSC Option, which reduces the standard seven-year CDSC Schedule to a five-year CDSC schedule. In exchange, Nationwide assesses a charge at an annualized rate of 0.15% of the Daily Net Assets.
The CDSC schedule applicable if the Five Year CDSC Option is elected is:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5+
CDSC Percentage	7%	7%	6%	4%	2%	0%
Under this option, CDSC will not exceed 7% of purchase payments surrendered.
Nationwide may realize a profit from the charge assessed for this option.
Additional Withdrawal without Charge and Disability Waiver
Each contract has a standard 10% CDSC-free withdrawal privilege each year. For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, the Contract Owner can, each year, withdraw an additional 5% of total purchase payments without incurring a CDSC. This would allow the Contract Owner to withdraw a total of 15% of the total of all purchase payments each year free of CDSC. Like the standard 10% CDSC-free privilege, this additional withdrawal benefit is non-cumulative.
This option also contains a disability waiver. Nationwide will waive CDSC if a Contract Owner (or Annuitant if the contract is owned by a non-natural owner) is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.
Nationwide may realize a profit from the charge assessed for this option.
10 Year and Disability Waiver
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can elect the 10 Year and Disability Waiver. Under this option, Nationwide will waive CDSC if two conditions are met:
(1)	the Contract Owner has been the owner of the contract for at least 10 years; and
(2)	the Contract Owner has made regular payroll deferrals during the entire Contract Year for at least five of those 10 years.
This option also contains a disability waiver. Nationwide will waive CDSC if the Contract Owner is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.
Nationwide may realize a profit from the charge assessed for this option.
Hardship Waiver
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can purchase the Hardship Waiver. Under this option, Nationwide will waive CDSC if the Contract Owner experiences a hardship (as defined for purposes of Internal Revenue Code Section 401(k)). The Contract Owner may be required to provide proof of hardship.
If this waiver becomes effective, no additional purchase payments may be made to the contract.
Nationwide may realize a profit from the charge assessed for this option.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
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On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide's consent.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the contingent annuitant becomes the Annuitant. The contingent annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a contingent annuitant of greater age.
If a contingent annuitant is named, all provisions of the contract that are based on the Annuitant's death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and contingent annuitant.
Only Non-Qualified Contract Owners may name a contingent annuitant.
Joint Annuitant
The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint annuitant is named at the time of annuitization.
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Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and contingent annuitant, if applicable) dies before the Annuitization Date and there is no joint owner and/or contingent annuitant. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	Joint Owner (must be the Contract Owner's spouse);
•	Contingent Owner;
•	Annuitant (subject to Nationwide's underwriting and approval);
•	contingent annuitant (subject to Nationwide's underwriting and approval);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a contingent annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Operation of the Contract
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
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Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts allocated to the Sub-Accounts plus any amount held in the Fixed Account, the GTOs, and the collateral Fixed Account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account, and the GTOs based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
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(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 1.10% to 1.65% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)	adding all amounts allocated to the Fixed Account, minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Determining Guaranteed Term Option Value
Nationwide determines the value of a Guaranteed Term Option by:
(1)	adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn from a Guaranteed Term Option (which may be subject to a market value adjustment);
(2)	adding any interest earned on the amounts allocated to a Guaranteed Term Option; and
(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
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•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisors to continue to submit transfer requests via telephone. However, transfer requests submitted by multi-contract advisors via telephone will not receive the next available Accumulation Unit value. Rather, they will receive
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the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisors will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts or a GTO only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
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Transfers to the Fixed Account
Nationwide reserves the right to limit or refuse transfers to the Fixed Account. Generally, Nationwide will invoke this right when interest rates are low by historical standards. Effective April 21, 2014, Nationwide invoked its right to limit transfers into the Fixed Account if the Fixed Account is (or would be after the transfer) equal to or greater than 30% of the Contract Value at the time such transfer is requested.
Nationwide may also establish an annual maximum transfer limit for transfers to the Fixed Account. Except as otherwise indicated, the transfer limit will not be less than 10% of the combined value of amounts allocated to the Sub-Accounts and the GTOs for any 12-month period.
Transfers from a Guaranteed Term Option
Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.
Transfers from the Sub-Accounts
Except as otherwise indicated in Transfers to the Fixed Account, a Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account or a GTO at any time.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation that is received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
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Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTOs. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
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•	amounts allocated to the GTOs plus or minus any market value adjustment
•	a $15 Contract Maintenance Charge (this charge will be waived upon full surrender if the Contract Value is equal to or greater than $25,000 at the time of the full surrender or on any Contract Anniversary prior to the full surrender)
•	any outstanding loan balance plus accrued interest
A CDSC may apply.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Withdrawals Under Certain Plan Types
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to CDSC.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant's death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
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(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Loan Privilege
The loan privilege is only available to owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value beginning 30 days after the contract is issued up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of Contract Value (not more than $10,000)
	$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
ERISA Plans	All	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from the collateral Fixed Account. As collateral for the loan, Nationwide transfers Accumulation Units in proportion to the assets in each Sub-Account to the collateral Fixed Account until the requested amount is reached.
If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide next transfers Contract Value from the Fixed Account. Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.
Any remaining required collateral will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.
No CDSC will be deducted on transfers related to loan processing.
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Loan Interest
The outstanding loan balance in the collateral Fixed Account is credited with interest until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.
Specific loan terms are disclosed at the time of loan application or issuance.
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner's principal residence, the Contract Owner has 15 years to repay the loan.
Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.
Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the Sub-Accounts in accordance with the contract, unless Nationwide and the Contract Owner have agreed to amend the contract at a later date on a case by case basis.
Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.
After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the Contract Value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide's consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
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Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account or the GTOs. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event.
Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account(s) (if available):
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize the Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
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Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise. Systematic Withdrawals are not available from the GTOs.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½ unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
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Death Benefit
Death of Contract Owner
If a Contract Owner (including a Joint Owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving Joint Owner becomes the Contract Owner. If there is no surviving Joint Owner, the Contingent Owner becomes the Contract Owner. If there is no surviving Contingent Owner, the last surviving Contract Owner's estate becomes the Contract Owner and no death benefit is paid.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a Joint Owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving Joint Owner. If there is no surviving Joint Owner, the death benefit will be paid to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary's proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
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Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
The value of each component of the death benefit calculation will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
An applicant may elect either the standard death benefit (Five-Year Reset Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Standard Death Benefit (Five-Year Reset Death Benefit)
If the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the Contract Value as of the most recent five-year Contract Anniversary before the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the One-Year Step-Up Death Benefit Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Step-Up Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
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The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The 5% Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90.
The Contract Owner may change the Annuity Commencement Date before annuitization. This change must be submitted in writing to the Service Center and approved by Nationwide. The Annuity Commencement Date may not be later than the first day of the first calendar month after the Annuitant's 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint annuitants) unless approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin.
Any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide's approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
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Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date. Short-term trading fees do not apply to transfers made in anticipation of annuitization.
Guaranteed Term Options are not available during annuitization. Any Guaranteed Term Option allocations must be transferred out of the Guaranteed Term Options prior to the Annuitization Date. A market value adjustment may apply.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Funds.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
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The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 1.10% of the Daily Net Assets.
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $5,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.
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Annuity Payment Options Available to All Contracts
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
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When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. These matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings could also affect the outcome of one or more of the Company's litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's condensed consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's condensed consolidated financial position or results of operations in a particular quarter or annual period.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Federal Reserve Bank and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. The financial services industry has been the subject of increasing scrutiny in connection with a broad spectrum of regulatory issues; with respect to all such scrutiny directed at the Company and/or its affiliates, the Company is cooperating with regulators. The Company will cooperate with Nationwide Mutual Insurance Company (NMIC) insofar as any inquiry, examination or investigation encompasses NMIC's operations.
On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks damages in an amount equivalent to some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys fees. On November 6, 2009, the Court granted the plaintiffs motion for class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009 order granting class certification and remanded the case back to the District Court for further consideration. On September 6, 2013, the District Court granted the plaintiffs motion for class certification. On December 11, 2014, the plaintiffs filed a 7th Amended
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Complaint adding another sub class of defendants that held trust platform products. On December 11, 2014, plaintiff filed a motion for preliminary approval of settlement. On January 5, 2015, the Court signed the Order Preliminarily Approving Settlement and Approving Form and Manner of Notice. On March 31, 2015, the Court held a Fairness Hearing and proposed a few changes to the Final Order that Nationwide has taken under consideration. NFS has made adequate provision for all probable and reasonably estimable losses associated with this settlement.
Security Distributors, Inc.
The general distributor, SDI, is not engaged in any litigation of any material nature.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-08241
Securities Act of 1933 Registration File No. 333-56073
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Appendix A: Underlying Mutual Funds
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee (see Short-Term Trading Fees).
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	This underlying mutual fund uses a volatility management strategy to reduce a Contract Owner's exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of Contract Value. Allocation to this type of investment option may result in foregone investment gains that could otherwise be realized by investing in riskier investment options.
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth.
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	Capital growth with current income as a secondary goal.
Dreyfus Stock Index Fund, Inc.: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P 500.
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term capital appreciation.
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Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Capital growth.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Long-term capital growth.
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.
Guggenheim Variable Funds Trust - Series D (World Equity Income Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Seeks to provide total return, comprised of capital appreciation and income.
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation.
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	High level of total return.
Guggenheim Variable Funds Trust - Series O (All Cap Value Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Seeks long-term growth of capital.
Guggenheim Variable Funds Trust - Series P (High Yield Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	High current income and capital appreciation as a secondary objective.
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term capital appreciation.
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Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term growth of capital.
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term growth of capital.
Guggenheim Variable Funds Trust - Series Y (StylePlus Large Growth Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Global Health Care Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long term growth of capital.
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Sub-advisor:	Invesco Asset Management Limited
Investment Objective:	Total return through growth of capital and current income.
Invesco - Invesco V.I. International Growth Fund: Series I Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Forty Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Global Technology Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Overseas Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund's investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and convertible securities.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The fund seeks long-term capital growth.
47

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital growth.
48

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Pyramis Global Advisors LLC; and Winslow Capital Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; WEDGE Capital Management L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.; Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Epoch Investment Partners, Inc.; JPMorgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Morgan Stanley Investment Management Inc; Neuberger Berman Management LLC.; OppenheimerFunds, Inc.; Putnam Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	HighMark Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Brookfield Investment Management, Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The investment seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
49

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum real return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class
Investment Advisor:	Royce & Associates, LLC
Investment Objective:	Long-term capital growth.
Designation: FF
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	The fund seeks total return.
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
50

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.10%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2014 (the maximum Variable Account charge of 1.65%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2014	20.955483	23.316310	11.27%	87,395
2013	15.600262	20.955483	34.33%	96,167
2012	13.747239	15.600262	13.48%	102,496
2011	13.480316	13.747239	1.98%	115,304
2010	11.940917	13.480316	12.89%	129,544
2009	10.223592	11.940917	16.80%	150,261
2008	15.803283	10.223592	-35.31%	158,715
2007	15.990790	15.803283	-1.17%	172,953
2006	13.808600	15.990790	15.80%	177,039
2005	13.343804	13.808600	3.48%	176,379
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2014	20.515494	19.172501	-6.55%	0
2013	16.945905	20.515494	21.06%	0
2012	14.142103	16.945905	19.83%	0
2011	16.256819	14.142103	-13.01%	0
2010	14.508855	16.256819	12.05%	0
2009	10.967180	14.508855	32.29%	0
2008	20.097962	10.967180	-45.43%	27,731
2007	17.214343	20.097962	16.75%	30,693
2006	13.921341	17.214343	23.65%	36,130
2005	12.428422	13.921341	12.01%	39,581
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2014	29.191841	32.647049	11.84%	0
2013	22.407343	29.191841	30.28%	0
2012	19.774828	22.407343	13.31%	0
2011	19.793514	19.774828	-0.09%	0
2010	17.645061	19.793514	12.18%	0
2009	14.884699	17.645061	18.54%	212,461
2008	20.554101	14.884699	-27.58%	227,614
2007	21.909766	20.554101	-6.19%	243,150
2006	18.670139	21.909766	17.35%	250,221
2005	17.972501	18.670139	3.88%	230,750
51

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2014	17.202587	19.302126	12.20%	98,359
2013	12.947248	17.202587	32.87%	110,543
2012	11.691544	12.947248	10.74%	119,389
2011	11.715723	11.691544	-0.21%	133,781
2010	10.317348	11.715723	13.55%	152,707
2009	7.799377	10.317348	32.28%	165,456
2008	12.026253	7.799377	-35.15%	180,866
2007	11.282351	12.026253	6.59%	198,342
2006	10.446352	11.282351	8.00%	227,188
2005	10.193646	10.446352	2.48%	244,194
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2014	20.211670	22.672789	12.18%	346,843
2013	15.478869	20.211670	30.58%	372,711
2012	13.523176	15.478869	14.46%	400,937
2011	13.421278	13.523176	0.76%	451,106
2010	11.817023	13.421278	13.58%	500,450
2009	9.457808	11.817023	24.94%	558,667
2008	15.213830	9.457808	-37.83%	615,287
2007	14.615858	15.213830	4.09%	645,804
2006	12.795006	14.615858	14.23%	677,765
2005	12.357170	12.795006	3.54%	687,042
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2014	21.124533	22.582690	6.90%	64,207
2013	17.637339	21.124533	19.77%	76,058
2012	16.149529	17.637339	9.21%	74,440
2011	14.978871	16.149529	7.82%	77,437
2010	13.133645	14.978871	14.05%	75,111
2009	10.835374	13.133645	21.21%	70,774
2008	15.551743	10.835374	-30.33%	75,249
2007	14.678695	15.551743	5.95%	80,707
2006	12.741982	14.678695	15.20%	89,987
2005	12.342942	12.741982	3.23%	94,351
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2014	18.122183	18.602682	2.65%	75,690
2013	18.136040	18.122183	-0.08%	85,451
2012	16.713375	18.136040	8.51%	95,985
2011	16.523281	16.713375	1.15%	102,987
2010	15.397564	16.523281	7.31%	127,214
2009	12.927144	15.397564	19.11%	128,849
2008	14.098393	12.927144	-8.31%	151,473
2007	13.527760	14.098393	4.22%	155,070
2006	13.132275	13.527760	3.01%	143,105
2005	13.107871	13.132275	0.19%	133,341
52

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2014	30.607192	33.847465	10.59%	571
2013	23.597847	30.607192	29.70%	571
2012	20.515234	23.597847	15.03%	572
2011	21.304743	20.515234	-3.71%	572
2010	18.394528	21.304743	15.82%	573
2009	13.709604	18.394528	34.17%	505,956
2008	24.156274	13.709604	-43.25%	564,916
2007	20.786972	24.156274	16.21%	597,939
2006	18.834678	20.786972	10.37%	579,650
2005	16.297747	18.834678	15.57%	468,623
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2014	21.979695	23.617524	7.45%	187,981
2013	17.360932	21.979695	26.60%	206,529
2012	14.979785	17.360932	15.90%	235,405
2011	15.017074	14.979785	-0.25%	259,536
2010	13.193376	15.017074	13.82%	288,996
2009	10.259159	13.193376	28.60%	313,768
2008	18.105249	10.259159	-43.34%	345,695
2007	18.051815	18.105249	0.30%	350,643
2006	15.199905	18.051815	18.76%	347,849
2005	14.531777	15.199905	4.60%	310,576
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2014	16.028445	17.770729	10.87%	0
2013	11.762884	16.028445	36.26%	0
2012	9.956236	11.762884	18.15%	0
2011	9.851932	9.956236	1.06%	0
2010	8.055873	9.851932	22.30%	0
2009	5.589833	8.055873	44.12%	39,450
2008	12.577225	5.589833	-55.56%	44,789
2007	10.336124	12.577225	21.68%	43,897
2006	9.924641	10.336124	4.15%	44,719
2005	9.217840	9.924641	7.67%	54,170
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2014	19.723857	21.689375	9.97%	283,202
2013	14.642162	19.723857	34.71%	305,833
2012	12.925353	14.642162	13.28%	338,370
2011	13.050381	12.925353	-0.96%	383,843
2010	10.636620	13.050381	22.69%	419,460
2009	8.392585	10.636620	26.74%	453,783
2008	16.082526	8.392585	-47.82%	499,379
2007	12.818073	16.082526	25.47%	519,696
2006	12.142810	12.818073	5.56%	561,417
2005	11.618360	12.142810	4.51%	568,293
53

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2014	17.063732	17.057378	-0.04%	22,216
2013	16.296302	17.063732	4.71%	28,913
2012	14.429589	16.296302	12.94%	32,631
2011	14.038580	14.429589	2.79%	32,879
2010	12.474675	14.038580	12.54%	36,577
2009	8.773015	12.474675	42.19%	43,824
2008	11.837516	8.773015	-25.89%	51,482
2007	11.660133	11.837516	1.52%	65,470
2006	10.604160	11.660133	9.96%	94,601
2005	10.457917	10.604160	1.40%	90,408
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2014	20.794213	18.887147	-9.17%	4,681
2013	16.126667	20.794213	28.94%	6,231
2012	13.527678	16.126667	19.21%	7,611
2011	16.524786	13.527678	-18.14%	8,199
2010	14.787237	16.524786	11.75%	9,354
2009	11.825312	14.787237	25.05%	10,485
2008	21.300566	11.825312	-44.48%	12,763
2007	18.376710	21.300566	15.91%	14,138
2006	15.753299	18.376710	16.65%	18,870
2005	13.388056	15.753299	17.67%	19,728
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2014	19.971891	17.601814	-11.87%	0
2013	16.381424	19.971891	21.92%	0
2012	13.966740	16.381424	17.29%	0
2011	15.768838	13.966740	-11.43%	0
2010	14.671362	15.768838	7.48%	0
2009	10.801198	14.671362	35.83%	0
2008	18.274046	10.801198	-40.89%	0
2007	15.958716	18.274046	14.51%	0
2006	13.258865	15.958716	20.36%	0
2005	12.134664	13.258865	9.26%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2014	11.704078	12.154593	3.85%	0
2013	9.920972	11.704078	17.97%	0
2012	8.605597	9.920972	15.29%	0
2011	10.334618	8.605597	-16.73%	0
2010	9.032382	10.334618	14.42%	0
2009	7.627888	9.032382	18.41%	0
2008	12.517934	7.627888	-39.06%	0
2007	11.625035	12.517934	7.68%	0
2006*	10.000000	11.625035	16.25%	0
54

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2014	13.294255	14.863775	11.81%	0
2013	10.298840	13.294255	29.08%	0
2012	8.993469	10.298840	14.51%	0
2011	9.504511	8.993469	-5.38%	0
2010	7.739240	9.504511	22.81%	0
2009	5.435681	7.739240	42.38%	0
2008	9.155089	5.435681	-40.63%	0
2007	10.335417	9.155089	-11.42%	0
2006*	10.000000	10.335417	3.35%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2014	14.264115	15.053864	5.54%	0
2013	12.614988	14.264115	13.07%	0
2012	11.259572	12.614988	12.04%	0
2011	11.310594	11.259572	-0.45%	0
2010	10.343834	11.310594	9.35%	0
2009	8.325215	10.343834	24.25%	0
2008	11.562960	8.325215	-28.00%	0
2007	11.026505	11.562960	4.87%	0
2006*	10.000000	11.026505	10.27%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2014	15.259529	16.240340	6.43%	0
2013	11.582406	15.259529	31.75%	0
2012	10.139546	11.582406	14.23%	0
2011	10.717928	10.139546	-5.40%	0
2010	9.293030	10.717928	15.33%	0
2009	7.064464	9.293030	31.55%	0
2008	11.600977	7.064464	-39.10%	0
2007	11.409461	11.600977	1.68%	0
2006*	10.000000	11.409461	14.09%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2014	17.227148	17.465914	1.39%	0
2013	16.221237	17.227148	6.20%	0
2012	14.279121	16.221237	13.60%	0
2011	14.442906	14.279121	-1.13%	0
2010	12.651218	14.442906	14.16%	0
2009	7.404825	12.651218	70.85%	0
2008	10.692932	7.404825	-30.75%	0
2007	10.592642	10.692932	0.95%	0
2006*	10.000000	10.592642	5.93%	0
55

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2014	20.095778	19.600188	-2.47%	0
2013	14.853903	20.095778	35.29%	0
2012	12.567780	14.853903	18.19%	0
2011	13.321148	12.567780	-5.66%	0
2010	11.050788	13.321148	20.54%	0
2009	7.165724	11.050788	54.22%	0
2008	11.797726	7.165724	-39.26%	0
2007	10.820360	11.797726	9.03%	0
2006*	10.000000	10.820360	8.20%	0
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2014	17.781508	17.746496	-0.20%	0
2013	13.485414	17.781508	31.86%	0
2012	11.642645	13.485414	15.83%	0
2011	12.725604	11.642645	-8.51%	0
2010	10.922922	12.725604	16.50%	0
2009	7.673631	10.922922	42.34%	0
2008	10.846442	7.673631	-29.25%	0
2007	10.767486	10.846442	0.73%	0
2006*	10.000000	10.767486	7.67%	0
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series) - Q/NQ
2014	14.532787	15.637934	7.60%	0
2013	10.396662	14.532787	39.78%	0
2012	9.423662	10.396662	10.33%	0
2011	9.718655	9.423662	-3.04%	0
2010	7.553321	9.718655	28.67%	0
2009	5.649111	7.553321	33.71%	0
2008	10.823315	5.649111	-47.81%	0
2007	10.363546	10.823315	4.44%	0
2006*	10.000000	10.363546	3.64%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus Large Growth Series) - Q/NQ
2014	12.510168	14.257773	13.97%	0
2013	9.861150	12.510168	26.86%	0
2012	9.006123	9.861150	9.49%	0
2011	9.517393	9.006123	-5.37%	0
2010	8.249778	9.517393	15.37%	0
2009	6.258576	8.249778	31.82%	0
2008	10.056156	6.258576	-37.76%	0
2007	10.838566	10.056156	-7.22%	0
2006*	10.000000	10.838566	8.39%	0
56

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
2014	18.753190	22.194935	18.35%	0
2013	13.491851	18.753190	39.00%	0
2012	11.284042	13.491851	19.57%	0
2011	10.975776	11.284042	2.81%	0
2010	10.539915	10.975776	4.14%	0
2009	8.347111	10.539915	26.27%	0
2008	11.824034	8.347111	-29.41%	0
2007	10.689063	11.824034	10.62%	0
2006*	10.000000	10.689063	6.89%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
2014	11.746669	13.315993	13.36%	0
2013	11.563568	11.746669	1.58%	0
2012	9.126163	11.563568	26.71%	0
2011	9.869890	9.126163	-7.54%	0
2010	8.492310	9.869890	16.22%	0
2009	6.528516	8.492310	30.08%	0
2008	11.925753	6.528516	-45.26%	0
2007	12.766269	11.925753	-6.58%	0
2006*	10.000000	12.766269	27.66%	0
Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
2014	23.523994	23.342339	-0.77%	0
2013	19.985638	23.523994	17.70%	0
2012	17.491572	19.985638	14.26%	0
2011	18.964195	17.491572	-7.77%	0
2010	16.989575	18.964195	11.62%	0
2009	12.702013	16.989575	33.75%	0
2008	21.542349	12.702013	-41.04%	0
2007	18.988211	21.542349	13.45%	0
2006	14.971718	18.988211	26.83%	0
2005	12.836417	14.971718	16.63%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	14.425725	15.475140	7.27%	212,934
2013	11.144150	14.425725	29.45%	223,413
2012	9.097794	11.144150	22.49%	240,665
2011	9.884966	9.097794	-7.96%	258,083
2010	9.386671	9.884966	5.31%	283,944
2009	6.500045	9.386671	44.41%	280,785
2008	11.801837	6.500045	-44.92%	304,628
2007	8.734063	11.801837	35.12%	274,073
2006	8.093142	8.734063	7.92%	281,262
2005	7.270035	8.093142	11.32%	288,742
57

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	7.258436	7.849611	8.14%	90,800
2013	5.420713	7.258436	33.90%	94,739
2012	4.600236	5.420713	17.84%	106,038
2011	5.092165	4.600236	-9.66%	32,786
2010	4.138988	5.092165	23.03%	36,686
2009	2.667374	4.138988	55.17%	39,029
2008	4.813811	2.667374	-44.59%	41,561
2007	3.999765	4.813811	20.35%	50,760
2006	3.750538	3.999765	6.65%	64,235
2005	3.399492	3.750538	10.33%	71,246
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	14.922461	12.972344	-13.07%	175,533
2013	13.202859	14.922461	13.02%	184,896
2012	11.795326	13.202859	11.93%	216,486
2011	17.626398	11.795326	-33.08%	39,894
2010	14.255855	17.626398	23.64%	45,719
2009	8.049491	14.255855	77.10%	49,599
2008	17.037948	8.049491	-52.76%	55,633
2007	13.457741	17.037948	26.60%	61,145
2006	9.279830	13.457741	45.02%	72,247
2005	7.111343	9.279830	30.49%	98,166
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2014	11.500818	12.662969	10.10%	127,818
2013	8.963077	11.500818	28.31%	143,768
2012	7.948483	8.963077	12.76%	154,182
2011	8.092604	7.948483	-1.78%	167,095
2010	6.861832	8.092604	17.94%	182,170
2009	5.198214	6.861832	32.00%	191,100
2008	8.575303	5.198214	-39.38%	209,367
2007	7.253528	8.575303	18.22%	236,366
2006	6.907911	7.253528	5.00%	262,470
2005	6.558208	6.907911	5.33%	298,779
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2014	20.608581	23.055706	11.87%	198,901
2013	15.798264	20.608581	30.45%	219,340
2012	13.931646	15.798264	13.40%	235,446
2011	13.995773	13.931646	-0.46%	267,144
2010	12.472097	13.995773	12.22%	313,394
2009*	10.000000	12.472097	24.72%	0
58

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	21.240988	21.543104	1.42%	39,533
2013	20.058648	21.240988	5.89%	6,014
2012	17.705005	20.058648	13.29%	6,454
2011	17.243189	17.705005	2.68%	10,326
2010	15.408067	17.243189	11.91%	11,766
2009	10.670909	15.408067	44.39%	13,879
2008	14.983441	10.670909	-28.78%	16,851
2007	14.690513	14.983441	1.99%	18,780
2006	13.429490	14.690513	9.39%	24,185
2005	13.262747	13.429490	1.26%	33,528
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2014	18.767102	20.262355	7.97%	66,523
2013	13.989800	18.767102	34.15%	77,254
2012	11.940919	13.989800	17.16%	79,204
2011	12.360869	11.940919	-3.40%	93,542
2010	10.795566	12.360869	14.50%	111,618
2009	8.491429	10.795566	27.13%	124,093
2008	13.626680	8.491429	-37.69%	135,457
2007	14.091448	13.626680	-3.30%	145,629
2006	12.292541	14.091448	14.63%	114,694
2005	11.922530	12.292541	3.10%	83,840
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2014	12.794082	13.488407	5.43%	141,699
2013	8.994830	12.794082	42.24%	151,020
2012	7.777448	8.994830	15.65%	149,251
2011	8.897568	7.777448	-12.59%	164,644
2010	7.781931	8.897568	14.34%	193,255
2009	5.144130	7.781931	51.28%	221,386
2008*	10.000000	5.144130	-48.56%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2014	14.130560	15.456864	9.39%	29,503
2013	10.296214	14.130560	37.24%	33,309
2012	9.337300	10.296214	10.27%	40,047
2011	9.751002	9.337300	-4.24%	40,966
2010	7.978095	9.751002	22.22%	39,618
2009	6.132866	7.978095	30.09%	59,837
2008*	10.000000	6.132866	-38.67%	62,587
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2014	12.256288	12.734242	3.90%	24,607
2013	12.634111	12.256288	-2.99%	25,357
2012	11.855700	12.634111	6.57%	26,109
2011	11.245593	11.855700	5.43%	21,780
2010	10.621184	11.245593	5.88%	16,810
2009	9.872127	10.621184	7.59%	22,521
2008*	10.000000	9.872127	-1.28%	1,632
59

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014	23.405841	21.873713	-6.55%	55,609
2013	23.490993	23.405841	-0.36%	1,118
2012	20.263882	23.490993	15.93%	1,142
2011	26.394743	20.263882	-23.23%	1,170
2010	22.972236	26.394743	14.90%	1,295
2009	14.222724	22.972236	61.52%	1,399
2008	34.048272	14.222724	-58.23%	1,661
2007	23.649505	34.048272	43.97%	1,961
2006	17.489766	23.649505	35.22%	5,433
2005	13.332348	17.489766	31.18%	9,544
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	16.165399	16.718075	3.42%	225,310
2013	17.036093	16.165399	-5.11%	240,217
2012	16.715085	17.036093	1.92%	274,708
2011	15.757301	16.715085	6.08%	310,193
2010	15.205460	15.757301	3.63%	340,232
2009	14.972061	15.205460	1.56%	364,931
2008	14.053697	14.972061	6.53%	412,379
2007	13.261543	14.053697	5.97%	381,759
2006	12.975103	13.261543	2.21%	366,444
2005	12.704400	12.975103	2.13%	342,702
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2014	14.372581	14.150744	-1.54%	52,819
2013	12.333075	14.372581	16.54%	5,126
2012	10.786941	12.333075	14.33%	5,374
2011	12.086948	10.786941	-10.76%	6,320
2010	10.787539	12.086948	12.05%	1,094
2009	8.408349	10.787539	28.30%	1,121
2008	15.760938	8.408349	-46.65%	1,125
2007	12.534539	15.760938	25.74%	1,161
2006	9.531459	12.534539	31.51%	1,163
2005	7.401248	9.531459	28.78%	1,179
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	17.116200	17.804974	4.02%	662,979
2013	14.839180	17.116200	15.34%	678,835
2012	13.540603	14.839180	9.59%	706,417
2011	13.696434	13.540603	-1.14%	727,987
2010	12.486034	13.696434	9.69%	763,336
2009	10.597109	12.486034	17.82%	767,114
2008	13.951104	10.597109	-24.04%	699,671
2007	13.351492	13.951104	4.49%	713,673
2006	12.123233	13.351492	10.13%	600,992
2005	11.635859	12.123233	4.19%	448,804
60

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2014	21.405170	23.032617	7.60%	612,461
2013	15.832219	21.405170	35.20%	670,387
2012	13.488366	15.832219	17.38%	748,215
2011	13.949671	13.488366	-3.31%	857,832
2010	12.963939	13.949671	7.60%	982,814
2009*	10.000000	12.963939	29.64%	146
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	41.688577	45.114025	8.22%	74,909
2013	31.681873	41.688577	31.58%	78,228
2012	27.270144	31.681873	16.18%	84,506
2011	28.292664	27.270144	-3.61%	97,806
2010	22.667783	28.292664	24.81%	113,326
2009	16.759745	22.667783	35.25%	125,574
2008	26.671830	16.759745	-37.16%	131,171
2007	25.074563	26.671830	6.37%	139,022
2006	23.071107	25.074563	8.68%	140,632
2005	20.809277	23.071107	10.87%	124,821
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	11.611855	11.484127	-1.10%	257,490
2013	11.741002	11.611855	-1.10%	321,039
2012	11.871945	11.741002	-1.10%	319,253
2011	12.003612	11.871945	-1.10%	350,650
2010	12.137097	12.003612	-1.10%	359,787
2009	12.266942	12.137097	-1.06%	402,865
2008	12.153777	12.266942	0.93%	556,280
2007	11.727628	12.153777	3.63%	491,969
2006	11.343801	11.727628	3.38%	384,519
2005	11.171561	11.343801	1.54%	361,622
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	18.558285	19.066962	2.74%	52,641
2013	18.978077	18.558285	-2.21%	51,593
2012	17.095502	18.978077	11.01%	48,207
2011	16.376646	17.095502	4.39%	54,899
2010	14.973439	16.376646	9.37%	62,959
2009	12.172363	14.973439	23.01%	70,672
2008	14.880871	12.172363	-18.20%	72,659
2007	14.382121	14.880871	3.47%	74,780
2006	13.870570	14.382121	3.69%	75,687
2005	13.725193	13.870570	1.06%	68,269
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2014	18.775823	18.382087	-2.10%	80,804
2013	15.642884	18.775823	20.03%	0
2012	13.645283	15.642884	14.64%	0
2011	15.215094	13.645283	-10.32%	0
2010	13.478709	15.215094	12.88%	0
2009*	10.000000	13.478709	34.79%	0
61

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2014	13.640537	14.898344	9.22%	105,865
2013	10.236104	13.640537	33.26%	114,412
2012	8.895402	10.236104	15.07%	115,858
2011	9.263348	8.895402	-3.97%	130,025
2010	8.108655	9.263348	14.24%	141,890
2009	6.317627	8.108655	28.35%	77,410
2008*	10.000000	6.317627	-36.82%	230
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2014	14.538590	14.958847	2.89%	212,093
2013	10.579896	14.538590	37.42%	237,902
2012	9.310248	10.579896	13.64%	258,892
2011	9.829324	9.310248	-5.28%	295,781
2010	7.836832	9.829324	25.42%	319,885
2009	6.233404	7.836832	25.72%	353,412
2008*	10.000000	6.233404	-37.67%	19,829
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	15.275597	17.678860	15.73%	103,343
2013	11.383937	15.275597	34.19%	116,424
2012	9.893653	11.383937	15.06%	120,298
2011	10.241195	9.893653	-3.39%	133,320
2010	8.655721	10.241195	18.32%	149,893
2009	6.708071	8.655721	29.03%	177,256
2008*	10.000000	6.708071	-32.92%	40,088
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014	22.577409	22.956853	1.68%	42,071
2013	15.821220	22.577409	42.70%	47,678
2012	14.102544	15.821220	12.19%	51,389
2011	14.352125	14.102544	-1.74%	59,520
2010	11.567848	14.352125	24.07%	64,892
2009	9.176532	11.567848	26.06%	67,341
2008	17.317497	9.176532	-47.01%	72,671
2007	15.955463	17.317497	8.54%	71,877
2006	15.631166	15.955463	2.07%	69,372
2005	14.621540	15.631166	6.91%	69,628
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014	52.577279	55.650339	5.84%	51,443
2013	37.864433	52.577279	38.86%	56,006
2012	31.787493	37.864433	19.12%	61,378
2011	33.857021	31.787493	-6.11%	69,826
2010	27.039543	33.857021	25.21%	82,291
2009	21.661647	27.039543	24.83%	91,325
2008	32.282450	21.661647	-32.90%	99,310
2007	35.060668	32.282450	-7.92%	112,412
2006	30.222899	35.060668	16.01%	116,911
2005	29.647062	30.222899	1.94%	123,062
62

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014	42.975328	42.849059	-0.29%	78,613
2013	30.838209	42.975328	39.36%	83,271
2012	26.996788	30.838209	14.23%	87,368
2011	28.903160	26.996788	-6.60%	97,249
2010	23.319904	28.903160	23.94%	110,567
2009	17.504764	23.319904	33.22%	117,471
2008	28.635274	17.504764	-38.87%	124,594
2007	28.351029	28.635274	1.00%	127,233
2006	25.585419	28.351029	10.81%	130,664
2005	23.032234	25.585419	11.09%	113,087
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2014	18.028685	19.996369	10.91%	242,773
2013	13.904568	18.028685	29.66%	259,187
2012	12.309812	13.904568	12.96%	281,048
2011	12.380966	12.309812	-0.57%	311,384
2010	11.034479	12.380966	12.20%	351,240
2009	8.848135	11.034479	24.71%	395,628
2008	15.307951	8.848135	-42.20%	437,933
2007	14.308509	15.307951	6.98%	470,614
2006	12.732098	14.308509	12.38%	508,287
2005	11.981674	12.732098	6.26%	530,423
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2014	11.478088	14.630830	27.47%	207,111
2013	11.262780	11.478088	1.91%	224,718
2012	9.835613	11.262780	14.51%	271,361
2011	9.337754	9.835613	5.33%	302,822
2010	7.252567	9.337754	28.75%	316,308
2009	5.604966	7.252567	29.40%	338,603
2008*	10.000000	5.604966	-43.95%	3,280
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2014	23.183020	26.460900	14.14%	0
2013	18.067579	23.183020	28.31%	0
2012	16.008743	18.067579	12.86%	0
2011	16.374618	16.008743	-2.23%	0
2010	15.131684	16.374618	8.21%	0
2009	10.586883	15.131684	42.93%	235,841
2008	19.648575	10.586883	-46.12%	255,623
2007	17.405548	19.648575	12.89%	267,642
2006	16.302811	17.405548	6.76%	291,452
2005	15.683951	16.302811	3.95%	288,328
63

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2014	23.043036	24.107756	4.62%	110,482
2013	17.133756	23.043036	34.49%	124,256
2012	14.877798	17.133756	15.16%	130,862
2011	14.879893	14.877798	-0.01%	145,384
2010	11.803424	14.879893	26.06%	167,696
2009	9.000027	11.803424	31.15%	179,461
2008	17.867256	9.000027	-49.63%	191,202
2007	16.991136	17.867256	5.16%	201,850
2006	16.686412	16.991136	1.83%	224,057
2005	15.019928	16.686412	11.10%	232,368
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2014	18.909583	19.130264	1.17%	250,538
2013	15.018696	18.909583	25.91%	29,186
2012	12.523077	15.018696	19.93%	30,903
2011	13.806701	12.523077	-9.30%	44,853
2010	12.038250	13.806701	14.69%	47,914
2009	8.708572	12.038250	38.23%	53,121
2008	14.722203	8.708572	-40.85%	63,226
2007	14.002027	14.722203	5.14%	73,651
2006	12.029135	14.002027	16.40%	80,485
2005	10.640161	12.029135	13.05%	85,023
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2014	21.098135	23.099421	9.49%	100,911
2013	16.188933	21.098135	30.32%	118,245
2012	14.006334	16.188933	15.58%	124,599
2011	14.163832	14.006334	-1.11%	140,887
2010	12.334467	14.163832	14.83%	158,263
2009	9.721788	12.334467	26.87%	188,121
2008	15.976084	9.721788	-39.15%	196,840
2007	15.470351	15.976084	3.27%	194,220
2006	13.598711	15.470351	13.76%	171,963
2005	12.974169	13.598711	4.81%	149,481
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2014	13.623348	13.889994	1.96%	0
2013	15.173465	13.623348	-10.22%	0
2012	14.107607	15.173465	7.56%	1,792
2011	12.773571	14.107607	10.44%	0
2010	11.946595	12.773571	6.92%	0
2009	10.206869	11.946595	17.04%	0
2008	11.100121	10.206869	-8.05%	0
2007	10.144307	11.100121	9.42%	0
2006*	10.000000	10.144307	1.44%	0
64

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2014	15.034182	15.503838	3.12%	0
2013	15.504605	15.034182	-3.03%	0
2012	14.304255	15.504605	8.39%	1,746
2011	13.959709	14.304255	2.47%	0
2010	13.055716	13.959709	6.92%	0
2009	11.576877	13.055716	12.77%	0
2008	11.174964	11.576877	3.60%	0
2007	10.391416	11.174964	7.54%	0
2006*	10.000000	10.391416	3.91%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2014	14.133932	13.478242	-4.64%	0
2013	11.812149	14.133932	19.66%	0
2012	11.099728	11.812149	6.42%	0
2011	12.768075	11.099728	-13.07%	0
2010	9.933727	12.768075	28.53%	0
2009	6.355345	9.933727	56.31%	0
2008	11.327700	6.355345	-43.90%	0
2007	11.016187	11.327700	2.83%	0
2006*	10.000000	11.016187	10.16%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2014	43.667264	44.451225	1.80%	3,089
2013	48.386688	43.667264	-9.75%	3,278
2012	41.476432	48.386688	16.66%	3,345
2011	39.180972	41.476432	5.86%	3,617
2010	36.098833	39.180972	8.54%	3,790
2009	28.031944	36.098833	28.78%	4,091
2008	33.336470	28.031944	-15.91%	4,903
2007	31.642335	33.336470	5.35%	5,604
2006	28.872927	31.642335	9.59%	6,482
2005	26.007067	28.872927	11.02%	8,406
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
2014	16.924144	17.098621	1.03%	0
2013	14.758835	16.924144	14.67%	0
2012	13.108544	14.758835	12.59%	0
2011	13.760263	13.108544	-4.74%	0
2010	13.165013	13.760263	4.52%	0
2009	10.044100	13.165013	31.07%	0
2008	18.340560	10.044100	-45.24%	0
2007	16.184326	18.340560	13.32%	0
2006	13.077056	16.184326	23.76%	0
2005	11.904429	13.077056	9.85%	0
65

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2014	60.092467	59.184888	-1.51%	15,021
2013	54.240913	60.092467	10.79%	16,320
2012	42.251197	54.240913	28.38%	16,342
2011	57.526748	42.251197	-26.55%	6,974
2010	45.857764	57.526748	25.45%	7,256
2009	21.750628	45.857764	110.83%	8,837
2008	62.444926	21.750628	-65.17%	9,883
2007	45.883718	62.444926	36.09%	10,360
2006	33.258208	45.883718	37.96%	12,335
2005	25.475580	33.258208	30.55%	17,473
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	50.951490	40.764212	-19.99%	6,571
2013	46.608474	50.951490	9.32%	7,484
2012	45.584554	46.608474	2.25%	10,999
2011	55.165970	45.584554	-17.37%	1,073
2010	43.160801	55.165970	27.81%	1,330
2009	27.702334	43.160801	55.80%	1,597
2008	51.992806	27.702334	-46.72%	1,804
2007	36.168999	51.992806	43.75%	1,821
2006	29.375443	36.168999	23.13%	1,936
2005	19.582479	29.375443	50.01%	2,238
66

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2014	19.247220	21.296525	10.65%	0
2013	14.408594	19.247220	33.58%	0
2012	12.768265	14.408594	12.85%	0
2011	12.590202	12.768265	1.41%	0
2010	11.214752	12.590202	12.26%	0
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2014	18.843005	17.511528	-7.07%	0
2013	15.651386	18.843005	20.39%	0
2012	13.134957	15.651386	19.16%	0
2011	15.183451	13.134957	-13.49%	0
2010	13.626560	15.183451	11.43%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2014	26.812157	29.818974	11.21%	0
2013	20.695719	26.812157	29.55%	0
2012	18.366663	20.695719	12.68%	0
2011	18.486618	18.366663	-0.65%	0
2010	16.572080	18.486618	11.55%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2014	15.799893	17.629661	11.58%	0
2013	11.957972	15.799893	32.13%	0
2012	10.858741	11.957972	10.12%	0
2011	10.941923	10.858741	-0.76%	0
2010	9.689745	10.941923	12.92%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2014	18.563872	20.708562	11.55%	0
2013	14.296365	18.563872	29.85%	0
2012	12.560075	14.296365	13.82%	0
2011	12.534993	12.560075	0.20%	0
2010	11.098333	12.534993	12.94%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2014	19.402623	20.626571	6.31%	0
2013	16.290220	19.402623	19.11%	0
2012	14.999638	16.290220	8.60%	0
2011	13.989924	14.999638	7.22%	0
2010	12.335042	13.989924	13.42%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2014	16.699511	17.046953	2.08%	0
2013	16.805740	16.699511	-0.63%	0
2012	15.574255	16.805740	7.91%	0
2011	15.482982	15.574255	0.59%	0
2010	14.508802	15.482982	6.71%	0
67

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2014	28.111998	30.915249	9.97%	0
2013	21.795185	28.111998	28.98%	0
2012	19.054245	21.795185	14.38%	0
2011	19.897979	19.054245	-4.24%	0
2010	17.275891	19.897979	15.18%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2014	20.187693	21.571362	6.85%	0
2013	16.034604	20.187693	25.90%	0
2012	13.912901	16.034604	15.25%	0
2011	14.025386	13.912901	-0.80%	0
2010	12.390959	14.025386	13.19%	0
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2014	14.721388	16.230849	10.25%	0
2013	10.864040	14.721388	35.51%	0
2012	9.246967	10.864040	17.49%	0
2011	9.201156	9.246967	0.50%	0
2010	7.565769	9.201156	21.62%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2014	18.115623	19.810096	9.35%	0
2013	13.523417	18.115623	33.96%	0
2012	12.004671	13.523417	12.65%	0
2011	12.188437	12.004671	-1.51%	0
2010	9.989586	12.188437	22.01%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2014	15.672773	15.579805	-0.59%	0
2013	15.051592	15.672773	4.13%	0
2012	13.402132	15.051592	12.31%	0
2011	13.111684	13.402132	2.22%	0
2010	11.716151	13.111684	11.91%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2014	19.098781	17.250679	-9.68%	0
2013	14.894544	19.098781	28.23%	0
2012	12.564124	14.894544	18.55%	0
2011	15.433555	12.564124	-18.59%	0
2010	13.887863	15.433555	11.13%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2014	18.713705	16.401134	-12.36%	0
2013	15.435196	18.713705	21.24%	0
2012	13.233743	15.435196	16.64%	0
2011	15.024748	13.233743	-11.92%	0
2010	14.057145	15.024748	6.88%	0
68

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2014	11.220719	11.587827	3.27%	0
2013	9.564397	11.220719	17.32%	0
2012	8.342797	9.564397	14.64%	0
2011	10.075009	8.342797	-17.19%	0
2010	8.854663	10.075009	13.78%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2014	12.745144	14.170596	11.18%	0
2013	9.928633	12.745144	28.37%	0
2012	8.718771	9.928633	13.88%	0
2011	9.265645	8.718771	-5.90%	0
2010	7.586876	9.265645	22.13%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2014	13.675160	14.352055	4.95%	0
2013	12.161731	13.675160	12.44%	0
2012	10.915850	12.161731	11.41%	0
2011	11.026495	10.915850	-1.00%	0
2010	10.140371	11.026495	8.74%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2014	14.629377	15.483098	5.84%	0
2013	11.166155	14.629377	31.02%	0
2012	9.829918	11.166155	13.59%	0
2011	10.448646	9.829918	-5.92%	0
2010	9.110161	10.448646	14.69%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2014	16.515975	16.651777	0.82%	0
2013	15.638547	16.515975	5.61%	0
2012	13.843354	15.638547	12.97%	0
2011	14.080244	13.843354	-1.68%	0
2010	12.402468	14.080244	13.53%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2014	19.265807	18.686142	-3.01%	0
2013	14.319981	19.265807	34.54%	0
2012	12.183942	14.319981	17.53%	0
2011	12.986415	12.183942	-6.18%	0
2010	10.833277	12.986415	19.88%	0
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2014	17.047161	16.918962	-0.75%	0
2013	13.000733	17.047161	31.12%	0
2012	11.287102	13.000733	15.18%	0
2011	12.405887	11.287102	-9.02%	0
2010	10.707980	12.405887	15.86%	0
69

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series) - Q/NQ
2014	13.932554	14.908672	7.01%	0
2013	10.022934	13.932554	39.01%	0
2012	9.135840	10.022934	9.71%	0
2011	9.474425	9.135840	-3.57%	0
2010	7.404625	9.474425	27.95%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus Large Growth Series) - Q/NQ
2014	11.993506	13.592949	13.34%	0
2013	9.506724	11.993506	26.16%	0
2012	8.731092	9.506724	8.88%	0
2011	9.278238	8.731092	-5.90%	0
2010	8.087402	9.278238	14.72%	0
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
2014	17.978850	21.160202	17.69%	0
2013	13.007015	17.978850	38.22%	0
2012	10.939505	13.007015	18.90%	0
2011	10.700035	10.939505	2.24%	0
2010	10.332565	10.700035	3.56%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
2014	11.261445	12.694989	12.73%	0
2013	11.147927	11.261445	1.02%	0
2012	8.847433	11.147927	26.00%	0
2011	9.621867	8.847433	-8.05%	0
2010	8.325135	9.621867	15.58%	0
Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
2014	22.042080	21.750204	-1.32%	0
2013	18.831285	22.042080	17.05%	0
2012	16.573635	18.831285	13.62%	0
2011	18.069341	16.573635	-8.28%	0
2010	16.278322	18.069341	11.00%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	13.347475	14.238825	6.68%	0
2013	10.368800	13.347475	28.73%	0
2012	8.512229	10.368800	21.81%	0
2011	9.300365	8.512229	-8.47%	0
2010	8.880893	9.300365	4.72%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	6.715779	7.222380	7.54%	0
2013	5.043466	6.715779	33.16%	0
2012	4.304075	5.043466	17.18%	0
2011	4.790931	4.304075	-10.16%	0
2010	3.915887	4.790931	22.35%	0
70

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	13.806972	11.935803	-13.55%	0
2013	12.284193	13.806972	12.40%	0
2012	11.036128	12.284193	11.31%	0
2011	16.584115	11.036128	-33.45%	0
2010	13.487751	16.584115	22.96%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2014	10.562941	11.565660	9.49%	0
2013	8.278144	10.562941	27.60%	0
2012	7.382220	8.278144	12.14%	0
2011	7.558008	7.382220	-2.33%	0
2010	6.444333	7.558008	17.28%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2014	20.079314	22.338693	11.25%	0
2013	15.478551	20.079314	29.72%	0
2012	13.726207	15.478551	12.77%	0
2011	13.866343	13.726207	-1.01%	0
2010	12.425797	13.866343	11.59%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	19.509651	19.677103	0.86%	0
2013	18.526694	19.509651	5.31%	0
2012	16.444472	18.526694	12.66%	0
2011	16.104864	16.444472	2.11%	0
2010	14.471327	16.104864	11.29%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2014	17.236897	18.506738	7.37%	0
2013	12.920904	17.236897	33.40%	0
2012	11.090374	12.920904	16.51%	0
2011	11.544495	11.090374	-3.93%	0
2010	10.138888	11.544495	13.86%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2014	12.395937	12.995975	4.84%	0
2013	8.763596	12.395937	41.45%	0
2012	7.619990	8.763596	15.01%	0
2011	8.766116	7.619990	-13.07%	0
2010	7.709797	8.766116	13.70%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2014	13.690911	14.892679	8.78%	0
2013	10.031599	13.690911	36.48%	0
2012	9.148330	10.031599	9.65%	0
2011	9.606980	9.148330	-4.77%	0
2010	7.904167	9.606980	21.54%	0
71

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2014	11.875142	12.269614	3.32%	0
2013	12.309680	11.875142	-3.53%	0
2012	11.616012	12.309680	5.97%	0
2011	11.079660	11.616012	4.84%	0
2010	10.522958	11.079660	5.29%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014	21.738751	20.202692	-7.07%	0
2013	21.939880	21.738751	-0.92%	0
2012	19.031933	21.939880	15.28%	0
2011	24.928611	19.031933	-23.65%	0
2010	21.817344	24.928611	14.26%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	14.847745	15.269983	2.84%	0
2013	15.735000	14.847745	-5.64%	0
2012	15.525064	15.735000	1.35%	0
2011	14.717057	15.525064	5.49%	0
2010	14.281051	14.717057	3.05%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2014	13.348944	13.069787	-2.09%	0
2013	11.518717	13.348944	15.89%	0
2012	10.131129	11.518717	13.70%	0
2011	11.415524	10.131129	-11.25%	0
2010	10.245196	11.415524	11.42%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	16.014452	16.566255	3.45%	0
2013	13.961615	16.014452	14.70%	0
2012	12.811240	13.961615	8.98%	0
2011	13.030994	12.811240	-1.69%	0
2010	11.945785	13.030994	9.08%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2014	20.855456	22.316302	7.00%	0
2013	15.511833	20.855456	34.45%	0
2012	13.289460	15.511833	16.72%	0
2011	13.820663	13.289460	-3.84%	0
2010	12.915827	13.820663	7.01%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	38.289697	41.205435	7.61%	0
2013	29.261437	38.289697	30.85%	0
2012	25.327907	29.261437	15.53%	0
2011	26.424307	25.327907	-4.15%	0
2010	21.289110	26.424307	24.12%	0
72

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	10.665034	10.489064	-1.65%	0
2013	10.843956	10.665034	-1.65%	0
2012	11.026379	10.843956	-1.65%	0
2011	11.210847	11.026379	-1.65%	0
2010	11.398912	11.210847	-1.65%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	17.045594	17.415410	2.17%	0
2013	17.528677	17.045594	-2.76%	0
2012	15.878371	17.528677	10.39%	0
2011	15.295503	15.878371	3.81%	0
2010	14.063112	15.295503	8.76%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2014	18.293580	17.810323	-2.64%	0
2013	15.326291	18.293580	19.36%	0
2012	13.444035	15.326291	14.00%	0
2011	15.074438	13.444035	-10.82%	0
2010	13.428683	15.074438	12.26%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2014	13.216205	14.354615	8.61%	0
2013	9.973093	13.216205	32.52%	0
2012	8.715404	9.973093	14.43%	0
2011	9.126546	8.715404	-4.50%	0
2010	8.033533	9.126546	13.61%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2014	14.086295	14.412852	2.32%	0
2013	10.308026	14.086295	36.65%	0
2012	9.121841	10.308026	13.00%	0
2011	9.684178	9.121841	-5.81%	0
2010	7.764221	9.684178	24.73%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.800321	17.033591	15.09%	0
2013	11.091371	14.800321	33.44%	0
2012	9.693418	11.091371	14.42%	0
2011	10.089948	9.693418	-3.93%	0
2010	8.575528	10.089948	17.66%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014	20.804328	21.036305	1.12%	0
2013	14.660146	20.804328	41.91%	0
2012	13.140838	14.660146	11.56%	0
2011	13.448046	13.140838	-2.28%	0
2010	10.899692	13.448046	23.38%	0
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Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014	48.290989	50.829279	5.26%	0
2013	34.971850	48.290989	38.09%	0
2012	29.523646	34.971850	18.45%	0
2011	31.621378	29.523646	-6.63%	0
2010	25.395119	31.621378	24.52%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014	39.471739	39.136843	-0.85%	0
2013	28.482329	39.471739	38.58%	0
2012	25.074127	28.482329	13.59%	0
2011	26.994603	25.074127	-7.11%	0
2010	21.901665	26.994603	23.25%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2014	16.558718	18.263843	10.30%	0
2013	12.842232	16.558718	28.94%	0
2012	11.433035	12.842232	12.33%	0
2011	11.563297	11.433035	-1.13%	0
2010	10.363320	11.563297	11.58%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2014	11.120712	14.096552	26.76%	0
2013	10.973139	11.120712	1.34%	0
2012	9.636371	10.973139	13.87%	0
2011	9.199628	9.636371	4.75%	0
2010	7.185158	9.199628	28.04%	0
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2014	21.292837	24.168341	13.50%	0
2013	16.687221	21.292837	27.60%	0
2012	14.868539	16.687221	12.23%	0
2011	15.293218	14.868539	-2.78%	0
2010	14.211338	15.293218	7.61%	0
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2014	21.164127	22.018866	4.04%	0
2013	15.824629	21.164127	33.74%	0
2012	13.818060	15.824629	14.52%	0
2011	13.897125	13.818060	-0.57%	0
2010	11.085415	13.897125	25.36%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2014	17.521645	17.627536	0.60%	0
2013	13.994104	17.521645	25.21%	0
2012	11.734129	13.994104	19.26%	0
2011	13.009145	11.734129	-9.80%	0
2010	11.406210	13.009145	14.05%	0
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Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2014	19.378158	21.098313	8.88%	0
2013	14.952247	19.378158	29.60%	0
2012	13.008854	14.952247	14.94%	0
2011	13.228552	13.008854	-1.66%	0
2010	11.584325	13.228552	14.19%	0
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2014	13.059017	13.240569	1.39%	0
2013	14.626255	13.059017	-10.72%	0
2012	13.675087	14.626255	6.96%	0
2011	12.451008	13.675087	9.83%	0
2010	11.710042	12.451008	6.33%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2014	14.411394	14.778952	2.55%	0
2013	14.945446	14.411394	-3.57%	0
2012	13.865713	14.945446	7.79%	0
2011	13.607196	13.865713	1.90%	0
2010	12.797194	13.607196	6.33%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2014	13.550178	12.849680	-5.17%	0
2013	11.387583	13.550178	18.99%	0
2012	10.760744	11.387583	5.83%	0
2011	12.447291	10.760744	-13.55%	0
2010	9.738231	12.447291	27.82%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2014	40.108324	40.601309	1.23%	0
2013	44.691789	40.108324	-10.26%	0
2012	38.523903	44.691789	16.01%	0
2011	36.594804	38.523903	5.27%	0
2010	33.904538	36.594804	7.93%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
2014	15.857956	15.932340	0.47%	0
2013	13.906359	15.857956	14.03%	0
2012	12.420615	13.906359	11.96%	0
2011	13.110918	12.420615	-5.27%	0
2010	12.613792	13.110918	3.94%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2014	55.193348	54.057269	-2.06%	0
2013	50.097390	55.193348	10.17%	0
2012	39.242213	50.097390	27.66%	0
2011	53.728614	39.242213	-26.96%	0
2010	43.069151	53.728614	24.75%	0
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Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	46.797274	37.231921	-20.44%	0
2013	43.047760	46.797274	8.71%	0
2012	42.338165	43.047760	1.68%	0
2011	51.523505	42.338165	-17.83%	0
2010	40.536170	51.523505	27.11%	0
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Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
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IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract's IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner's IRA is allowed. The one year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service ("IRS") has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.
However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court's interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. The IRS began applying this new interpretation to any IRA rollover distribution that occurs on or after January 1, 2015.
To allow time for transition to the new interpretation of the one-rollover-per-year limitation, the IRS issued Announcement 2014-32 on November 10, 2014. The aggregation rule will apply to distributions from different IRAs only if each of the distributions occur after December 31, 2014. Therefore, a 2014 IRA distribution that is rolled over can be ignored when applying the one-rollover-per-year limitation to a 2015 IRA distribution. The announcement also clarified that rollovers between an individual's Roth IRAs would prevent a separate rollover within the 1-year period between the individual's traditional IRAs, and vice versa.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.
There are income limitations on eligibility to participate in a Roth IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract's IRA endorsement.
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Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity
79

contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
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Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;
•	it is attributable to the contract owner's disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five taxable-year period, beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner, has passed.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
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If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner's investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner's death;
•	the result of a contract owner's disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural
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person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant's gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable to the extent of the value of the property, other than the annuity contract received in the exchange.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
In U.S. v. Windsor, the United States Supreme Court declared Section 3 of the Defense of Marriage Act to be unconstitutional and concluded that same sex marriages, in states that recognize them, are to be accorded the same federal benefits, rights and obligations as other marriages recognized by that state.
Revenue Ruling 2013-17 declared that the terms "spouse," "husband and wife," "husband" and "wife" do not include individuals (whether of the opposite sex or the same sex) who have entered into a registered domestic partnership, civil union, or other similar formal relationship recognized under state law that is not denominated as a marriage under the laws of that state. Therefore, the favorable income-deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into a domestic partnership, civil union or other similar formal relationship recognized under state law that is not denominated as a marriage under the laws of that state.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
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•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to withholding rates established by Section 3405 of the Code and is applied against the amount of income that is distributed.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien's conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien's gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien's country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly, or qualifying widow(er) with dependent child); $125,000 (married filing separately); or $200,000 (single, or head of household (with qualifying person)). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under Code Section 1(e) begins for the taxable year. For 2015, that amount is $12,300.
Modified adjusted gross income is equal to gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. It may also include taxable distributions from, and gain from the sale or surrender of, life insurance contracts. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however,
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such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
a)	an individual who is two or more generations younger than the contract owner; or
b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
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If the contract is purchased as an investment in certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a) of the Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner's death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
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(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Distributions from a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner's entire interest in a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed by December 31 of the fifth year following the contract owner's death or over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death. Such distributions must begin on or before the later of (a) the end of the calendar year immediately following the calendar year in which the contract owner died; or (b) the end of the calendar year in which the contract owner would have attained 70½;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter. Such distributions must begin on or before the end of the calendar year immediately following the calendar year in which the contract owner died; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.
If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving
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spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Tax Changes
The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial advisor for more information.
In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Code, including the following:
•	generally lowering federal income tax rates;
•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities, and Qualified Plans;
•	increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;
•	eliminating and/or reducing the highest federal estate tax rates;
•	increasing the estate tax credit; and
•	for persons dying after 2009, repealing the estate tax.
In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans. However, all of the other changes resulting from EGTRRA were scheduled to "sunset," or become ineffective, after December 31, 2010 unless they were extended by additional legislation. The American Taxpayer Relief Act (ATRA) was enacted on January 1, 2013 and made permanent the lower federal income tax rates established under EGTRRA, except for individuals with taxable income above $400,000 ($450,000 for married couples) whose tax rate will revert to the pre-EGTRRA tax rate of 39.6%. ATRA also permanently provides for a maximum federal estate tax rate of 40% with an annually inflation-adjusted $5 million exclusion for estates of persons dying after December 31, 2012. Consult a qualified tax or financial advisor for further information relating to these and other tax issues.
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State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.
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The Best of America® V
NEA Valuebuilder SelectSM
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2015
Individual Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-9
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2015. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021, or calling 1-800-848-6331, TDD 1-800-238-3035. For contracts that are issued through NEA, all inquiries and requests should be made to the Service Center by writing to NEA Valuebuilder Program, One Security Benefit Place, Topeka, Kansas 66636-0001, or calling 1-800-NEA-VALU (1-800-632-8258). Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account-9 (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $195 billion as of December 31, 2014.
Services
Nationwide and Security Benefit Life ("SBL") have responsibility for administration of the contracts and the Variable Account. Nationwide and SBL maintain records including the name, address, taxpayer identification number, and other pertinent information, such as the number and type of contracts issued to each contract owner and records with respect to Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide relies on SBL as a third party administrator to maintain records of all purchases and redemptions of shares of the underlying mutual funds and to forward these to Nationwide. Nationwide, or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements are related to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the funds. Nationwide also acts as a limited agent for the fund for purposes of accepting the trades. See Underlying Mutual Fund Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.75% (of the purchase payment amount) for the marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your registered representative.
Independent Registered Public Accounting Firm
The financial statements of Nationwide Variable Account-9 and the consolidated financial statements and schedules of Nationwide Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.
Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).

Underwriters
Effective November 10, 2000, the contracts, which are offered continuously, are distributed by Security Distributors, Inc. ("SDI"), One Security Benefit Place, Topeka, Kansas 66636 – 0001. Prior to November 14, 2000, the contracts were distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. No underwriting commissions have been paid by Nationwide to SDI for each of this Variable Account's last three fiscal years.
Advertising
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.
Performance information is based on historical earnings and is not intended to predict or project future results.
Standardized performance will reflect the maximum Variable Account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Performance Comparisons
Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Annuity Payments
See Annuitizing the Contract located in the prospectus.

Condensed Financial Information
The following charts represent the Accumulation Unit values for all fee levels as of December 31, 2014. The term "Period" is defined as a complete calendar year unless otherwise noted. Those periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see Determining Variable Account Value – Valuing an Accumulation Unit in the prospectus).
The following Sub-Accounts were added to the Variable Account after December 31, 2014; therefore, no Condensed Financial Information is available:
•	BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III
•	Janus Aspen Series - Flexible Bond Portfolio: Service Shares
•	Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II
•	The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II
No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.256096	11.600604	3.06%	1,816
2013	10.167936	11.256096	10.70%	1,816
2012*	10.000000	10.167936	1.68%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	15.806910	17.031581	7.75%	4,187
2013	11.612344	15.806910	36.12%	7,451
2012	9.911273	11.612344	17.16%	7,457
2011	10.966845	9.911273	-9.63%	6,896
2010	8.759604	10.966845	25.20%	11,406
2009	6.208582	8.759604	41.09%	6,263
2008*	10.000000	6.208582	-37.91%	129
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	13.732578	14.029679	2.16%	66,752
2013	15.171785	13.732578	-9.49%	68,646
2012	14.285811	15.171785	6.20%	86,368
2011	12.926098	14.285811	10.52%	90,757
2010	12.433365	12.926098	3.96%	84,035
2009	11.406501	12.433365	9.00%	66,084
2008	11.719554	11.406501	-2.67%	68,119
2007	10.823057	11.719554	8.28%	31,167
2006	10.772114	10.823057	0.47%	26,022
2005	10.724012	10.772114	0.45%	28,923

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2014	20.955483	23.316310	11.27%	87,395
2013	15.600262	20.955483	34.33%	96,167
2012	13.747239	15.600262	13.48%	102,496
2011	13.480316	13.747239	1.98%	115,304
2010	11.940917	13.480316	12.89%	129,544
2009	10.223592	11.940917	16.80%	150,261
2008	15.803283	10.223592	-35.31%	158,715
2007	15.990790	15.803283	-1.17%	172,953
2006	13.808600	15.990790	15.80%	177,039
2005	13.343804	13.808600	3.48%	176,379
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2014	20.515494	19.172501	-6.55%	0
2013	16.945905	20.515494	21.06%	0
2012	14.142103	16.945905	19.83%	0
2011	16.256819	14.142103	-13.01%	0
2010	14.508855	16.256819	12.05%	0
2009	10.967180	14.508855	32.29%	0
2008	20.097962	10.967180	-45.43%	27,731
2007	17.214343	20.097962	16.75%	30,693
2006	13.921341	17.214343	23.65%	36,130
2005	12.428422	13.921341	12.01%	39,581
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2014	17.639464	20.310510	15.14%	46,693
2013	13.707510	17.639464	28.68%	50,455
2012	11.914872	13.707510	15.05%	39,534
2011	12.131262	11.914872	-1.78%	39,272
2010	10.285729	12.131262	17.94%	43,635
2009	8.003497	10.285729	28.52%	36,037
2008	10.697120	8.003497	-25.18%	30,383
2007	11.071995	10.697120	-3.39%	32,499
2006*	10.000000	11.071995	10.72%	9,059
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2014	29.191841	32.647049	11.84%	0
2013	22.407343	29.191841	30.28%	0
2012	19.774828	22.407343	13.31%	0
2011	19.793514	19.774828	-0.09%	0
2010	17.645061	19.793514	12.18%	0
2009	14.884699	17.645061	18.54%	212,461
2008	20.554101	14.884699	-27.58%	227,614
2007	21.909766	20.554101	-6.19%	243,150
2006	18.670139	21.909766	17.35%	250,221
2005	17.972501	18.670139	3.88%	230,750

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	15.390246	15.515057	0.81%	89,390
2013	13.600734	15.390246	13.16%	97,558
2012	12.505920	13.600734	8.75%	82,100
2011	13.122397	12.505920	-4.70%	68,778
2010	12.088339	13.122397	8.55%	50,410
2009*	10.000000	12.088339	20.88%	4,149
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.251137	12.797136	4.46%	3,469
2013*	10.000000	12.251137	22.51%	1,580
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.904285	9.04%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	24.578155	25.552721	3.97%	55,088
2013	17.660870	24.578155	39.17%	61,639
2012	15.428967	17.660870	14.47%	64,720
2011	15.512910	15.428967	-0.54%	70,761
2010	12.465786	15.512910	24.44%	76,791
2009	10.081407	12.465786	23.65%	78,926
2008	14.755033	10.081407	-31.67%	80,830
2007	15.018400	14.755033	-1.75%	82,541
2006	13.272308	15.018400	13.16%	79,520
2005	12.514320	13.272308	6.06%	64,841
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2014	17.202587	19.302126	12.20%	98,359
2013	12.947248	17.202587	32.87%	110,543
2012	11.691544	12.947248	10.74%	119,389
2011	11.715723	11.691544	-0.21%	133,781
2010	10.317348	11.715723	13.55%	152,707
2009	7.799377	10.317348	32.28%	165,456
2008	12.026253	7.799377	-35.15%	180,866
2007	11.282351	12.026253	6.59%	198,342
2006	10.446352	11.282351	8.00%	227,188
2005	10.193646	10.446352	2.48%	244,194
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2014	20.211670	22.672789	12.18%	346,843
2013	15.478869	20.211670	30.58%	372,711
2012	13.523176	15.478869	14.46%	400,937
2011	13.421278	13.523176	0.76%	451,106
2010	11.817023	13.421278	13.58%	500,450
2009	9.457808	11.817023	24.94%	558,667
2008	15.213830	9.457808	-37.83%	615,287
2007	14.615858	15.213830	4.09%	645,804
2006	12.795006	14.615858	14.23%	677,765
2005	12.357170	12.795006	3.54%	687,042

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2014	21.124533	22.582690	6.90%	64,207
2013	17.637339	21.124533	19.77%	76,058
2012	16.149529	17.637339	9.21%	74,440
2011	14.978871	16.149529	7.82%	77,437
2010	13.133645	14.978871	14.05%	75,111
2009	10.835374	13.133645	21.21%	70,774
2008	15.551743	10.835374	-30.33%	75,249
2007	14.678695	15.551743	5.95%	80,707
2006	12.741982	14.678695	15.20%	89,987
2005	12.342942	12.741982	3.23%	94,351
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014*	10.000000	9.925412	-0.75%	12
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2014	18.122183	18.602682	2.65%	75,690
2013	18.136040	18.122183	-0.08%	85,451
2012	16.713375	18.136040	8.51%	95,985
2011	16.523281	16.713375	1.15%	102,987
2010	15.397564	16.523281	7.31%	127,214
2009	12.927144	15.397564	19.11%	128,849
2008	14.098393	12.927144	-8.31%	151,473
2007	13.527760	14.098393	4.22%	155,070
2006	13.132275	13.527760	3.01%	143,105
2005	13.107871	13.132275	0.19%	133,341
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2014	14.016322	14.465070	3.20%	13,257
2013	12.498349	14.016322	12.15%	16,325
2012	11.315439	12.498349	10.45%	16,197
2011	11.473634	11.315439	-1.38%	27,538
2010	10.290497	11.473634	11.50%	27,505
2009	8.380770	10.290497	22.79%	44,331
2008	11.310248	8.380770	-25.90%	45,269
2007	10.526627	11.310248	7.44%	26,185
2006*	10.000000	10.526627	5.27%	6,955
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2014	13.846720	14.333150	3.51%	70,442
2013	12.074272	13.846720	14.68%	74,692
2012	10.786367	12.074272	11.94%	70,922
2011	11.030144	10.786367	-2.21%	78,085
2010	9.738655	11.030144	13.26%	102,509
2009	7.646576	9.738655	27.36%	71,351
2008	11.490429	7.646576	-33.45%	61,250
2007	10.546649	11.490429	8.95%	19,743
2006*	10.000000	10.546649	5.47%	7,256

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2014	14.013978	14.533601	3.71%	71,852
2013	11.662690	14.013978	20.16%	68,551
2012	10.211709	11.662690	14.21%	71,921
2011	10.611150	10.211709	-3.76%	71,567
2010	9.249263	10.611150	14.72%	73,082
2009	7.117041	9.249263	29.96%	60,662
2008	11.621249	7.117041	-38.76%	49,687
2007	10.566834	11.621249	9.98%	23,275
2006*	10.000000	10.566834	5.67%	5,794
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2014	30.607192	33.847465	10.59%	571
2013	23.597847	30.607192	29.70%	571
2012	20.515234	23.597847	15.03%	572
2011	21.304743	20.515234	-3.71%	572
2010	18.394528	21.304743	15.82%	573
2009	13.709604	18.394528	34.17%	505,956
2008	24.156274	13.709604	-43.25%	564,916
2007	20.786972	24.156274	16.21%	597,939
2006	18.834678	20.786972	10.37%	579,650
2005	16.297747	18.834678	15.57%	468,623
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	12.506725	10.790031	-13.73%	88,901
2013	10.186261	12.506725	22.78%	80,818
2012	9.834227	10.186261	3.58%	81,841
2011	10.488753	9.834227	-6.24%	93,426
2010	8.900303	10.488753	17.85%	92,977
2009	6.098189	8.900303	45.95%	99,333
2008	13.523666	6.098189	-54.91%	91,899
2007	9.389333	13.523666	44.03%	54,808
2006*	10.000000	9.389333	-6.11%	19,196
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2014	21.979695	23.617524	7.45%	187,981
2013	17.360932	21.979695	26.60%	206,529
2012	14.979785	17.360932	15.90%	235,405
2011	15.017074	14.979785	-0.25%	259,536
2010	13.193376	15.017074	13.82%	288,996
2009	10.259159	13.193376	28.60%	313,768
2008	18.105249	10.259159	-43.34%	345,695
2007	18.051815	18.105249	0.30%	350,643
2006	15.199905	18.051815	18.76%	347,849
2005	14.531777	15.199905	4.60%	310,576

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2014	16.028445	17.770729	10.87%	0
2013	11.762884	16.028445	36.26%	0
2012	9.956236	11.762884	18.15%	0
2011	9.851932	9.956236	1.06%	0
2010	8.055873	9.851932	22.30%	0
2009	5.589833	8.055873	44.12%	39,450
2008	12.577225	5.589833	-55.56%	44,789
2007	10.336124	12.577225	21.68%	43,897
2006	9.924641	10.336124	4.15%	44,719
2005	9.217840	9.924641	7.67%	54,170
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2014	19.723857	21.689375	9.97%	283,202
2013	14.642162	19.723857	34.71%	305,833
2012	12.925353	14.642162	13.28%	338,370
2011	13.050381	12.925353	-0.96%	383,843
2010	10.636620	13.050381	22.69%	419,460
2009	8.392585	10.636620	26.74%	453,783
2008	16.082526	8.392585	-47.82%	499,379
2007	12.818073	16.082526	25.47%	519,696
2006	12.142810	12.818073	5.56%	561,417
2005	11.618360	12.142810	4.51%	568,293
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2014	17.063732	17.057378	-0.04%	22,216
2013	16.296302	17.063732	4.71%	28,913
2012	14.429589	16.296302	12.94%	32,631
2011	14.038580	14.429589	2.79%	32,879
2010	12.474675	14.038580	12.54%	36,577
2009	8.773015	12.474675	42.19%	43,824
2008	11.837516	8.773015	-25.89%	51,482
2007	11.660133	11.837516	1.52%	65,470
2006	10.604160	11.660133	9.96%	94,601
2005	10.457917	10.604160	1.40%	90,408
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2014	14.076832	14.723060	4.59%	105,754
2013	14.507539	14.076832	-2.97%	112,393
2012	13.869193	14.507539	4.60%	153,732
2011	13.080146	13.869193	6.03%	143,405
2010	12.282400	13.080146	6.50%	152,016
2009	10.736231	12.282400	14.40%	168,610
2008	11.231360	10.736231	-4.41%	159,858
2007	10.897994	11.231360	3.06%	146,654
2006	10.564594	10.897994	3.16%	111,100
2005	10.464104	10.564594	0.96%	79,371

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2014	16.029009	16.834960	5.03%	116,225
2013	11.911608	16.029009	34.57%	121,375
2012	10.496172	11.911608	13.49%	128,504
2011	11.886570	10.496172	-11.70%	138,603
2010	9.338298	11.886570	27.29%	133,153
2009	6.743663	9.338298	38.48%	116,135
2008	11.272286	6.743663	-40.17%	104,133
2007	9.869805	11.272286	14.21%	86,324
2006*	10.000000	9.869805	-1.30%	38,517
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2014	20.794213	18.887147	-9.17%	4,681
2013	16.126667	20.794213	28.94%	6,231
2012	13.527678	16.126667	19.21%	7,611
2011	16.524786	13.527678	-18.14%	8,199
2010	14.787237	16.524786	11.75%	9,354
2009	11.825312	14.787237	25.05%	10,485
2008	21.300566	11.825312	-44.48%	12,763
2007	18.376710	21.300566	15.91%	14,138
2006	15.753299	18.376710	16.65%	18,870
2005	13.388056	15.753299	17.67%	19,728
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2014	21.938793	23.149550	5.52%	28,275
2013	17.005390	21.938793	29.01%	31,915
2012	13.528547	17.005390	25.70%	34,431
2011	15.006538	13.528547	-9.85%	37,730
2010	11.999041	15.006538	25.06%	45,151
2009	7.708219	11.999041	55.67%	52,294
2008	15.963627	7.708219	-51.71%	55,005
2007	15.286166	15.963627	4.43%	56,555
2006	13.301272	15.286166	14.92%	52,577
2005	13.113789	13.301272	1.43%	42,573
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	12.618130	12.834741	1.72%	13,565
2013	10.308138	12.618130	22.41%	8,308
2012	9.037365	10.308138	14.06%	7,075
2011	9.280772	9.037365	-2.62%	9,689
2010	8.511220	9.280772	9.04%	2,830
2009	6.607120	8.511220	28.82%	1,223
2008*	10.000000	6.607120	-33.93%	0

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	15.099934	15.623162	3.47%	99,177
2013	13.399766	15.099934	12.69%	95,531
2012	12.027382	13.399766	11.41%	82,200
2011	11.877684	12.027382	1.26%	77,737
2010	10.658939	11.877684	11.43%	69,966
2009	7.948254	10.658939	34.10%	57,226
2008	11.424928	7.948254	-30.43%	77,331
2007	11.134394	11.424928	2.61%	49,474
2006*	10.000000	11.134394	11.34%	19,040
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	15.821443	15.736753	-0.54%	48,673
2013	11.742187	15.821443	34.74%	51,449
2012	10.028976	11.742187	17.08%	46,369
2011	10.536498	10.028976	-4.82%	54,584
2010	8.308699	10.536498	26.81%	57,934
2009	6.504602	8.308699	27.74%	67,719
2008	9.818976	6.504602	-33.75%	38,341
2007	10.170851	9.818976	-3.46%	25,813
2006*	10.000000	10.170851	1.71%	6,067
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.359497	-6.41%	14,928
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2014	19.971891	17.601814	-11.87%	0
2013	16.381424	19.971891	21.92%	0
2012	13.966740	16.381424	17.29%	0
2011	15.768838	13.966740	-11.43%	0
2010	14.671362	15.768838	7.48%	0
2009	10.801198	14.671362	35.83%	0
2008	18.274046	10.801198	-40.89%	0
2007	15.958716	18.274046	14.51%	0
2006	13.258865	15.958716	20.36%	0
2005	12.134664	13.258865	9.26%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014*	10.000000	8.670237	-13.30%	14,681
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014*	10.000000	10.011105	0.11%	58,545
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.497629	11.819801	2.80%	8,248
2013	10.236738	11.497629	12.32%	10,831
2012*	10.000000	10.236738	2.37%	4
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.921960	10.270057	3.51%	0
2013*	10.000000	9.921960	-0.78%	0

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2014	11.704078	12.154593	3.85%	0
2013	9.920972	11.704078	17.97%	0
2012	8.605597	9.920972	15.29%	0
2011	10.334618	8.605597	-16.73%	0
2010	9.032382	10.334618	14.42%	0
2009	7.627888	9.032382	18.41%	0
2008	12.517934	7.627888	-39.06%	0
2007	11.625035	12.517934	7.68%	0
2006*	10.000000	11.625035	16.25%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2014	13.294255	14.863775	11.81%	0
2013	10.298840	13.294255	29.08%	0
2012	8.993469	10.298840	14.51%	0
2011	9.504511	8.993469	-5.38%	0
2010	7.739240	9.504511	22.81%	0
2009	5.435681	7.739240	42.38%	0
2008	9.155089	5.435681	-40.63%	0
2007	10.335417	9.155089	-11.42%	0
2006*	10.000000	10.335417	3.35%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2014	14.264115	15.053864	5.54%	0
2013	12.614988	14.264115	13.07%	0
2012	11.259572	12.614988	12.04%	0
2011	11.310594	11.259572	-0.45%	0
2010	10.343834	11.310594	9.35%	0
2009	8.325215	10.343834	24.25%	0
2008	11.562960	8.325215	-28.00%	0
2007	11.026505	11.562960	4.87%	0
2006*	10.000000	11.026505	10.27%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2014	15.259529	16.240340	6.43%	0
2013	11.582406	15.259529	31.75%	0
2012	10.139546	11.582406	14.23%	0
2011	10.717928	10.139546	-5.40%	0
2010	9.293030	10.717928	15.33%	0
2009	7.064464	9.293030	31.55%	0
2008	11.600977	7.064464	-39.10%	0
2007	11.409461	11.600977	1.68%	0
2006*	10.000000	11.409461	14.09%	0

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2014	17.227148	17.465914	1.39%	0
2013	16.221237	17.227148	6.20%	0
2012	14.279121	16.221237	13.60%	0
2011	14.442906	14.279121	-1.13%	0
2010	12.651218	14.442906	14.16%	0
2009	7.404825	12.651218	70.85%	0
2008	10.692932	7.404825	-30.75%	0
2007	10.592642	10.692932	0.95%	0
2006*	10.000000	10.592642	5.93%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2014	20.095778	19.600188	-2.47%	0
2013	14.853903	20.095778	35.29%	0
2012	12.567780	14.853903	18.19%	0
2011	13.321148	12.567780	-5.66%	0
2010	11.050788	13.321148	20.54%	0
2009	7.165724	11.050788	54.22%	0
2008	11.797726	7.165724	-39.26%	0
2007	10.820360	11.797726	9.03%	0
2006*	10.000000	10.820360	8.20%	0
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2014	17.781508	17.746496	-0.20%	0
2013	13.485414	17.781508	31.86%	0
2012	11.642645	13.485414	15.83%	0
2011	12.725604	11.642645	-8.51%	0
2010	10.922922	12.725604	16.50%	0
2009	7.673631	10.922922	42.34%	0
2008	10.846442	7.673631	-29.25%	0
2007	10.767486	10.846442	0.73%	0
2006*	10.000000	10.767486	7.67%	0
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series) - Q/NQ
2014	14.532787	15.637934	7.60%	0
2013	10.396662	14.532787	39.78%	0
2012	9.423662	10.396662	10.33%	0
2011	9.718655	9.423662	-3.04%	0
2010	7.553321	9.718655	28.67%	0
2009	5.649111	7.553321	33.71%	0
2008	10.823315	5.649111	-47.81%	0
2007	10.363546	10.823315	4.44%	0
2006*	10.000000	10.363546	3.64%	0

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series Y (StylePlus Large Growth Series) - Q/NQ
2014	12.510168	14.257773	13.97%	0
2013	9.861150	12.510168	26.86%	0
2012	9.006123	9.861150	9.49%	0
2011	9.517393	9.006123	-5.37%	0
2010	8.249778	9.517393	15.37%	0
2009	6.258576	8.249778	31.82%	0
2008	10.056156	6.258576	-37.76%	0
2007	10.838566	10.056156	-7.22%	0
2006*	10.000000	10.838566	8.39%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	13.354435	14.286411	6.98%	5,466
2013	9.659049	13.354435	38.26%	2,960
2012*	10.000000	9.659049	-3.41%	3,556
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
2014	18.753190	22.194935	18.35%	0
2013	13.491851	18.753190	39.00%	0
2012	11.284042	13.491851	19.57%	0
2011	10.975776	11.284042	2.81%	0
2010	10.539915	10.975776	4.14%	0
2009	8.347111	10.539915	26.27%	0
2008	11.824034	8.347111	-29.41%	0
2007	10.689063	11.824034	10.62%	0
2006*	10.000000	10.689063	6.89%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
2014	11.746669	13.315993	13.36%	0
2013	11.563568	11.746669	1.58%	0
2012	9.126163	11.563568	26.71%	0
2011	9.869890	9.126163	-7.54%	0
2010	8.492310	9.869890	16.22%	0
2009	6.528516	8.492310	30.08%	0
2008	11.925753	6.528516	-45.26%	0
2007	12.766269	11.925753	-6.58%	0
2006*	10.000000	12.766269	27.66%	0
Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
2014	23.523994	23.342339	-0.77%	0
2013	19.985638	23.523994	17.70%	0
2012	17.491572	19.985638	14.26%	0
2011	18.964195	17.491572	-7.77%	0
2010	16.989575	18.964195	11.62%	0
2009	12.702013	16.989575	33.75%	0
2008	21.542349	12.702013	-41.04%	0
2007	18.988211	21.542349	13.45%	0
2006	14.971718	18.988211	26.83%	0
2005	12.836417	14.971718	16.63%	0

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.669740	13.052854	3.02%	19,244
2013	9.972152	12.669740	27.05%	19,245
2012*	10.000000	9.972152	-0.28%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	13.177451	14.034942	6.51%	3,366
2013	9.753767	13.177451	35.10%	3,287
2012*	10.000000	9.753767	-2.46%	2,251
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	31.706766	29.706959	-6.31%	36,398
2013	25.620439	31.706766	23.76%	40,304
2012	21.737636	25.620439	17.86%	42,813
2011	23.685706	21.737636	-8.22%	43,581
2010	22.037235	23.685706	7.48%	37,451
2009*	17.819252	22.037235	23.67%	25,112
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	26.161791	26.366831	0.78%	14,488
2013	23.939285	26.161791	9.28%	24,854
2012	20.402867	23.939285	17.33%	7,569
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	22.931123	24.463597	6.68%	13,793
2013	17.844019	22.931123	28.51%	12,989
2012	15.888445	17.844019	12.31%	821
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	14.425725	15.475140	7.27%	212,934
2013	11.144150	14.425725	29.45%	223,413
2012	9.097794	11.144150	22.49%	240,665
2011	9.884966	9.097794	-7.96%	258,083
2010	9.386671	9.884966	5.31%	283,944
2009	6.500045	9.386671	44.41%	280,785
2008	11.801837	6.500045	-44.92%	304,628
2007	8.734063	11.801837	35.12%	274,073
2006	8.093142	8.734063	7.92%	281,262
2005	7.270035	8.093142	11.32%	288,742
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	7.258436	7.849611	8.14%	90,800
2013	5.420713	7.258436	33.90%	94,739
2012	4.600236	5.420713	17.84%	106,038
2011	5.092165	4.600236	-9.66%	32,786
2010	4.138988	5.092165	23.03%	36,686
2009	2.667374	4.138988	55.17%	39,029
2008	4.813811	2.667374	-44.59%	41,561
2007	3.999765	4.813811	20.35%	50,760
2006	3.750538	3.999765	6.65%	64,235
2005	3.399492	3.750538	10.33%	71,246

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	14.922461	12.972344	-13.07%	175,533
2013	13.202859	14.922461	13.02%	184,896
2012	11.795326	13.202859	11.93%	216,486
2011	17.626398	11.795326	-33.08%	39,894
2010	14.255855	17.626398	23.64%	45,719
2009	8.049491	14.255855	77.10%	49,599
2008	17.037948	8.049491	-52.76%	55,633
2007	13.457741	17.037948	26.60%	61,145
2006	9.279830	13.457741	45.02%	72,247
2005	7.111343	9.279830	30.49%	98,166
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2014	22.933695	26.107950	13.84%	28,451
2013	17.527195	22.933695	30.85%	27,968
2012	14.722599	17.527195	19.05%	24,480
2011	14.571140	14.722599	1.04%	19,985
2010	11.934062	14.571140	22.10%	20,729
2009	9.524129	11.934062	25.30%	20,268
2008	14.418129	9.524129	-33.94%	26,798
2007	14.230228	14.418129	1.32%	31,723
2006	12.314314	14.230228	15.56%	42,734
2005	11.400631	12.314314	8.01%	51,553
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014*	10.000000	9.466069	-5.34%	8,999
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	14.304313	13.086728	-8.51%	6,483
2013	10.241840	14.304313	39.67%	9,143
2012*	10.000000	10.241840	2.42%	897
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	15.803595	17.224346	8.99%	80,447
2013	11.784529	15.803595	34.10%	83,324
2012	10.282757	11.784529	14.60%	88,566
2011	10.445607	10.282757	-1.56%	97,714
2010	9.496562	10.445607	9.99%	102,377
2009	7.841640	9.496562	21.10%	99,302
2008	11.788968	7.841640	-33.48%	61,124
2007	11.079463	11.788968	6.40%	39,941
2006*	10.000000	11.079463	10.79%	13,904
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	15.133806	15.136871	0.02%	20,276
2013	11.989006	15.133806	26.23%	24,357
2012	10.456746	11.989006	14.65%	14,408
2011	10.764126	10.456746	-2.86%	10,554
2010*	10.000000	10.764126	7.64%	3,959

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2014	11.500818	12.662969	10.10%	127,818
2013	8.963077	11.500818	28.31%	143,768
2012	7.948483	8.963077	12.76%	154,182
2011	8.092604	7.948483	-1.78%	167,095
2010	6.861832	8.092604	17.94%	182,170
2009	5.198214	6.861832	32.00%	191,100
2008	8.575303	5.198214	-39.38%	209,367
2007	7.253528	8.575303	18.22%	236,366
2006	6.907911	7.253528	5.00%	262,470
2005	6.558208	6.907911	5.33%	298,779
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2014	20.608581	23.055706	11.87%	198,901
2013	15.798264	20.608581	30.45%	219,340
2012	13.931646	15.798264	13.40%	235,446
2011	13.995773	13.931646	-0.46%	267,144
2010	12.472097	13.995773	12.22%	313,394
2009*	10.000000	12.472097	24.72%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	14.389503	14.941432	3.84%	109,123
2013	11.801550	14.389503	21.93%	101,883
2012	10.312373	11.801550	14.44%	68,044
2011	10.330858	10.312373	-0.18%	66,479
2010	9.325078	10.330858	10.79%	54,399
2009	7.639940	9.325078	22.06%	43,606
2008	11.000442	7.639940	-30.55%	35,029
2007	10.479861	11.000442	4.97%	22,431
2006*	10.000000	10.479861	4.80%	7,280
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	11.548990	11.990578	3.82%	38,007
2013	11.985942	11.548990	-3.65%	42,868
2012	11.546118	11.985942	3.81%	41,560
2011	11.042165	11.546118	4.56%	43,894
2010	10.533955	11.042165	4.82%	40,578
2009	9.497230	10.533955	10.92%	59,431
2008	10.654712	9.497230	-10.86%	58,722
2007	10.461879	10.654712	1.84%	32,184
2006*	10.000000	10.461879	4.62%	5,251

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	15.691090	15.803355	0.72%	41,317
2013	12.333180	15.691090	27.23%	44,915
2012	10.214607	12.333180	20.74%	50,595
2011	11.388162	10.214607	-10.31%	53,942
2010	10.345640	11.388162	10.08%	62,025
2009	7.387323	10.345640	40.05%	66,085
2008	12.172813	7.387323	-39.31%	55,028
2007	10.762882	12.172813	13.10%	37,081
2006*	10.000000	10.762882	7.63%	17,663
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	14.139854	15.112403	6.88%	98,551
2013	11.030803	14.139854	28.19%	102,322
2012	9.500514	11.030803	16.11%	107,483
2011	10.078460	9.500514	-5.73%	108,187
2010	8.621883	10.078460	16.89%	103,304
2009	6.281631	8.621883	37.26%	107,997
2008	11.385541	6.281631	-44.83%	89,248
2007	10.288678	11.385541	10.66%	84,595
2006*	10.000000	10.288678	2.89%	30,892
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	12.560847	13.693207	9.01%	42,406
2013	9.551526	12.560847	31.51%	40,455
2012	8.250277	9.551526	15.77%	34,703
2011	8.532609	8.250277	-3.31%	33,525
2010	7.774220	8.532609	9.76%	31,501
2009	6.014749	7.774220	29.25%	33,737
2008	9.819431	6.014749	-38.75%	13,568
2007*	10.000000	9.819431	-1.81%	4,834
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	21.240988	21.543104	1.42%	39,533
2013	20.058648	21.240988	5.89%	6,014
2012	17.705005	20.058648	13.29%	6,454
2011	17.243189	17.705005	2.68%	10,326
2010	15.408067	17.243189	11.91%	11,766
2009	10.670909	15.408067	44.39%	13,879
2008	14.983441	10.670909	-28.78%	16,851
2007	14.690513	14.983441	1.99%	18,780
2006	13.429490	14.690513	9.39%	24,185
2005	13.262747	13.429490	1.26%	33,528

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2014	18.767102	20.262355	7.97%	66,523
2013	13.989800	18.767102	34.15%	77,254
2012	11.940919	13.989800	17.16%	79,204
2011	12.360869	11.940919	-3.40%	93,542
2010	10.795566	12.360869	14.50%	111,618
2009	8.491429	10.795566	27.13%	124,093
2008	13.626680	8.491429	-37.69%	135,457
2007	14.091448	13.626680	-3.30%	145,629
2006	12.292541	14.091448	14.63%	114,694
2005	11.922530	12.292541	3.10%	83,840
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2014	12.794082	13.488407	5.43%	141,699
2013	8.994830	12.794082	42.24%	151,020
2012	7.777448	8.994830	15.65%	149,251
2011	8.897568	7.777448	-12.59%	164,644
2010	7.781931	8.897568	14.34%	193,255
2009	5.144130	7.781931	51.28%	221,386
2008*	10.000000	5.144130	-48.56%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2014	14.130560	15.456864	9.39%	29,503
2013	10.296214	14.130560	37.24%	33,309
2012	9.337300	10.296214	10.27%	40,047
2011	9.751002	9.337300	-4.24%	40,966
2010	7.978095	9.751002	22.22%	39,618
2009	6.132866	7.978095	30.09%	59,837
2008*	10.000000	6.132866	-38.67%	62,587
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	12.595318	13.016941	3.35%	39,299
2013	9.836152	12.595318	28.05%	38,414
2012	8.562658	9.836152	14.87%	33,491
2011	9.247549	8.562658	-7.41%	30,572
2010	8.133865	9.247549	13.69%	24,508
2009	6.365782	8.133865	27.77%	6,119
2008*	10.000000	6.365782	-36.34%	1,000
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.470220	12.863060	3.15%	17,941
2013	10.997048	12.470220	13.40%	17,764
2012	10.012205	10.997048	9.84%	20,630
2011	10.261354	10.012205	-2.43%	16,143
2010	9.397542	10.261354	9.19%	24,022
2009	7.930212	9.397542	18.50%	3,900
2008*	10.000000	7.930212	-20.70%	363

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.659918	13.108816	3.55%	39,339
2013	10.557671	12.659918	19.91%	50,793
2012	9.393792	10.557671	12.39%	46,181
2011	9.837220	9.393792	-4.51%	43,898
2010	8.850147	9.837220	11.15%	29,326
2009	7.207070	8.850147	22.80%	2,291
2008*	10.000000	7.207070	-27.93%	411
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.865739	12.126755	2.20%	14,416
2013	11.433714	11.865739	3.78%	24,783
2012	10.754709	11.433714	6.31%	29,669
2011	10.722785	10.754709	0.30%	13,238
2010	10.151663	10.722785	5.63%	3,296
2009	9.082054	10.151663	11.78%	2,437
2008*	10.000000	9.082054	-9.18%	1,026
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.840506	10.963582	1.14%	0
2013*	10.000000	10.840506	8.41%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.979220	10.968496	-0.10%	4,720
2013*	10.000000	10.979220	9.79%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.569469	12.999321	3.42%	121,630
2013	10.788427	12.569469	16.51%	113,323
2012	9.707840	10.788427	11.13%	83,335
2011	10.050033	9.707840	-3.40%	79,680
2010	9.124286	10.050033	10.15%	62,078
2009	7.565372	9.124286	20.61%	25,388
2008*	10.000000	7.565372	-24.35%	2,103
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	12.607773	13.037904	3.41%	85,648
2013	10.257738	12.607773	22.91%	79,489
2012	9.051808	10.257738	13.32%	80,575
2011	9.600776	9.051808	-5.72%	67,970
2010	8.567131	9.600776	12.07%	62,401
2009	6.843520	8.567131	25.19%	26,785
2008*	10.000000	6.843520	-31.56%	4,390

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	12.317687	12.679500	2.94%	41,723
2013	11.196381	12.317687	10.01%	38,667
2012	10.287903	11.196381	8.83%	28,274
2011	10.430294	10.287903	-1.37%	50,089
2010	9.672495	10.430294	7.83%	44,723
2009	8.310716	9.672495	16.39%	6,375
2008*	10.000000	8.310716	-16.89%	1,439
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2014	12.256288	12.734242	3.90%	24,607
2013	12.634111	12.256288	-2.99%	25,357
2012	11.855700	12.634111	6.57%	26,109
2011	11.245593	11.855700	5.43%	21,780
2010	10.621184	11.245593	5.88%	16,810
2009	9.872127	10.621184	7.59%	22,521
2008*	10.000000	9.872127	-1.28%	1,632
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	13.062618	13.549573	3.73%	8,843
2013	13.484158	13.062618	-3.13%	8,997
2012	12.728494	13.484158	5.94%	12,814
2011	12.135789	12.728494	4.88%	16,648
2010	11.349822	12.135789	6.92%	17,246
2009	9.856077	11.349822	15.16%	17,149
2008*	10.000000	9.856077	-1.44%	1,653
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014	23.405841	21.873713	-6.55%	55,609
2013	23.490993	23.405841	-0.36%	1,118
2012	20.263882	23.490993	15.93%	1,142
2011	26.394743	20.263882	-23.23%	1,170
2010	22.972236	26.394743	14.90%	1,295
2009	14.222724	22.972236	61.52%	1,399
2008	34.048272	14.222724	-58.23%	1,661
2007	23.649505	34.048272	43.97%	1,961
2006	17.489766	23.649505	35.22%	5,433
2005	13.332348	17.489766	31.18%	9,544
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	16.165399	16.718075	3.42%	225,310
2013	17.036093	16.165399	-5.11%	240,217
2012	16.715085	17.036093	1.92%	274,708
2011	15.757301	16.715085	6.08%	310,193
2010	15.205460	15.757301	3.63%	340,232
2009	14.972061	15.205460	1.56%	364,931
2008	14.053697	14.972061	6.53%	412,379
2007	13.261543	14.053697	5.97%	381,759
2006	12.975103	13.261543	2.21%	366,444
2005	12.704400	12.975103	2.13%	342,702

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2014	14.372581	14.150744	-1.54%	52,819
2013	12.333075	14.372581	16.54%	5,126
2012	10.786941	12.333075	14.33%	5,374
2011	12.086948	10.786941	-10.76%	6,320
2010	10.787539	12.086948	12.05%	1,094
2009	8.408349	10.787539	28.30%	1,121
2008	15.760938	8.408349	-46.65%	1,125
2007	12.534539	15.760938	25.74%	1,161
2006	9.531459	12.534539	31.51%	1,163
2005	7.401248	9.531459	28.78%	1,179
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	10.796117	10.016679	-7.22%	9,929
2013	9.020778	10.796117	19.68%	9,340
2012	7.716089	9.020778	16.91%	8,088
2011	8.952007	7.716089	-13.81%	9,676
2010	8.427987	8.952007	6.22%	8,884
2009	6.626051	8.427987	27.19%	8,709
2008	11.772823	6.626051	-43.72%	7,951
2007	10.882719	11.772823	8.18%	5,592
2006*	10.000000	10.882719	8.83%	1,798
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	19.146128	19.879528	3.83%	202,446
2013	15.213695	19.146128	25.85%	224,218
2012	13.272544	15.213695	14.63%	231,177
2011	13.969022	13.272544	-4.99%	242,048
2010	12.321793	13.969022	13.37%	250,097
2009	9.794239	12.321793	25.81%	257,744
2008	15.680560	9.794239	-37.54%	246,692
2007	14.964301	15.680560	4.79%	238,974
2006	12.946440	14.964301	15.59%	191,382
2005	12.128091	12.946440	6.75%	117,995
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	15.194780	15.716696	3.43%	16,743
2013	13.545432	15.194780	12.18%	9,861
2012	12.521179	13.545432	8.18%	5,387
2011	12.549129	12.521179	-0.22%	3,926
2010	11.554648	12.549129	8.61%	124
2009*	10.000000	11.554648	15.55%	7
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	17.253971	17.953561	4.05%	6,318
2013	14.599701	17.253971	18.18%	2,513
2012	13.151411	14.599701	11.01%	2,044
2011	13.422987	13.151411	-2.02%	1,564
2010	12.114759	13.422987	10.80%	1,118
2009*	10.000000	12.114759	21.15%	7

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	14.162503	14.551629	2.75%	49,199
2013	13.660004	14.162503	3.68%	51,328
2012	13.132595	13.660004	4.02%	53,945
2011	12.900263	13.132595	1.80%	47,865
2010	12.317877	12.900263	4.73%	59,496
2009	11.417641	12.317877	7.88%	59,936
2008	12.284510	11.417641	-7.06%	76,194
2007	11.787573	12.284510	4.22%	67,170
2006	11.226330	11.787573	5.00%	62,834
2005	10.987504	11.226330	2.17%	49,608
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.675022	10.816879	1.33%	2,570
2013*	10.000000	10.675022	6.75%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.763622	10.829782	0.61%	4,773
2013*	10.000000	10.763622	7.64%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	17.116200	17.804974	4.02%	662,979
2013	14.839180	17.116200	15.34%	678,835
2012	13.540603	14.839180	9.59%	706,417
2011	13.696434	13.540603	-1.14%	727,987
2010	12.486034	13.696434	9.69%	763,336
2009	10.597109	12.486034	17.82%	767,114
2008	13.951104	10.597109	-24.04%	699,671
2007	13.351492	13.951104	4.49%	713,673
2006	12.123233	13.351492	10.13%	600,992
2005	11.635859	12.123233	4.19%	448,804
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	18.461854	19.163863	3.80%	594,891
2013	15.253747	18.461854	21.03%	620,211
2012	13.558173	15.253747	12.51%	636,341
2011	14.006517	13.558173	-3.20%	695,075
2010	12.551362	14.006517	11.59%	721,894
2009	10.202365	12.551362	23.02%	768,785
2008	15.035889	10.202365	-32.15%	799,166
2007	14.323110	15.035889	4.98%	747,557
2006	12.643526	14.323110	13.28%	658,392
2005	11.939394	12.643526	5.90%	522,811

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	15.888469	16.458434	3.59%	157,394
2013	14.539279	15.888469	9.28%	177,397
2012	13.607350	14.539279	6.85%	202,066
2011	13.480344	13.607350	0.94%	211,129
2010	12.560527	13.480344	7.32%	240,147
2009	11.085962	12.560527	13.30%	248,372
2008	13.194253	11.085962	-15.98%	287,454
2007	12.603326	13.194253	4.69%	224,139
2006	11.753180	12.603326	7.23%	201,821
2005	11.373337	11.753180	3.34%	168,836
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2014	21.405170	23.032617	7.60%	612,461
2013	15.832219	21.405170	35.20%	670,387
2012	13.488366	15.832219	17.38%	748,215
2011	13.949671	13.488366	-3.31%	857,832
2010	12.963939	13.949671	7.60%	982,814
2009*	10.000000	12.963939	29.64%	146
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.954174	-0.46%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.150561	1.51%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	41.688577	45.114025	8.22%	74,909
2013	31.681873	41.688577	31.58%	78,228
2012	27.270144	31.681873	16.18%	84,506
2011	28.292664	27.270144	-3.61%	97,806
2010	22.667783	28.292664	24.81%	113,326
2009	16.759745	22.667783	35.25%	125,574
2008	26.671830	16.759745	-37.16%	131,171
2007	25.074563	26.671830	6.37%	139,022
2006	23.071107	25.074563	8.68%	140,632
2005	20.809277	23.071107	10.87%	124,821
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	11.611855	11.484127	-1.10%	257,490
2013	11.741002	11.611855	-1.10%	321,039
2012	11.871945	11.741002	-1.10%	319,253
2011	12.003612	11.871945	-1.10%	350,650
2010	12.137097	12.003612	-1.10%	359,787
2009	12.266942	12.137097	-1.06%	402,865
2008	12.153777	12.266942	0.93%	556,280
2007	11.727628	12.153777	3.63%	491,969
2006	11.343801	11.727628	3.38%	384,519
2005	11.171561	11.343801	1.54%	361,622

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	18.558285	19.066962	2.74%	52,641
2013	18.978077	18.558285	-2.21%	51,593
2012	17.095502	18.978077	11.01%	48,207
2011	16.376646	17.095502	4.39%	54,899
2010	14.973439	16.376646	9.37%	62,959
2009	12.172363	14.973439	23.01%	70,672
2008	14.880871	12.172363	-18.20%	72,659
2007	14.382121	14.880871	3.47%	74,780
2006	13.870570	14.382121	3.69%	75,687
2005	13.725193	13.870570	1.06%	68,269
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2014	18.775823	18.382087	-2.10%	80,804
2013	15.642884	18.775823	20.03%	0
2012	13.645283	15.642884	14.64%	0
2011	15.215094	13.645283	-10.32%	0
2010	13.478709	15.215094	12.88%	0
2009*	10.000000	13.478709	34.79%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2014*	10.000000	9.039093	-9.61%	55,583
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2014	13.640537	14.898344	9.22%	105,865
2013	10.236104	13.640537	33.26%	114,412
2012	8.895402	10.236104	15.07%	115,858
2011	9.263348	8.895402	-3.97%	130,025
2010	8.108655	9.263348	14.24%	141,890
2009	6.317627	8.108655	28.35%	77,410
2008*	10.000000	6.317627	-36.82%	230
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2014	15.172208	16.583577	9.30%	10,130
2013	11.326827	15.172208	33.95%	12,314
2012	9.721654	11.326827	16.51%	6,773
2011	10.438125	9.721654	-6.86%	11,156
2010*	10.000000	10.438125	4.38%	12,023
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.772017	13.925404	9.03%	3,503
2013	9.564017	12.772017	33.54%	3,763
2012	8.223917	9.564017	16.30%	3,794
2011	8.854670	8.223917	-7.12%	4,123
2010	7.940970	8.854670	11.51%	4,343
2009	6.301835	7.940970	26.01%	4,661
2008*	10.000000	6.301835	-36.98%	255

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2014	14.538590	14.958847	2.89%	212,093
2013	10.579896	14.538590	37.42%	237,902
2012	9.310248	10.579896	13.64%	258,892
2011	9.829324	9.310248	-5.28%	295,781
2010	7.836832	9.829324	25.42%	319,885
2009	6.233404	7.836832	25.72%	353,412
2008*	10.000000	6.233404	-37.67%	19,829
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	15.275597	17.678860	15.73%	103,343
2013	11.383937	15.275597	34.19%	116,424
2012	9.893653	11.383937	15.06%	120,298
2011	10.241195	9.893653	-3.39%	133,320
2010	8.655721	10.241195	18.32%	149,893
2009	6.708071	8.655721	29.03%	177,256
2008*	10.000000	6.708071	-32.92%	40,088
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014	22.577409	22.956853	1.68%	42,071
2013	15.821220	22.577409	42.70%	47,678
2012	14.102544	15.821220	12.19%	51,389
2011	14.352125	14.102544	-1.74%	59,520
2010	11.567848	14.352125	24.07%	64,892
2009	9.176532	11.567848	26.06%	67,341
2008	17.317497	9.176532	-47.01%	72,671
2007	15.955463	17.317497	8.54%	71,877
2006	15.631166	15.955463	2.07%	69,372
2005	14.621540	15.631166	6.91%	69,628
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014	52.577279	55.650339	5.84%	51,443
2013	37.864433	52.577279	38.86%	56,006
2012	31.787493	37.864433	19.12%	61,378
2011	33.857021	31.787493	-6.11%	69,826
2010	27.039543	33.857021	25.21%	82,291
2009	21.661647	27.039543	24.83%	91,325
2008	32.282450	21.661647	-32.90%	99,310
2007	35.060668	32.282450	-7.92%	112,412
2006	30.222899	35.060668	16.01%	116,911
2005	29.647062	30.222899	1.94%	123,062

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014	42.975328	42.849059	-0.29%	78,613
2013	30.838209	42.975328	39.36%	83,271
2012	26.996788	30.838209	14.23%	87,368
2011	28.903160	26.996788	-6.60%	97,249
2010	23.319904	28.903160	23.94%	110,567
2009	17.504764	23.319904	33.22%	117,471
2008	28.635274	17.504764	-38.87%	124,594
2007	28.351029	28.635274	1.00%	127,233
2006	25.585419	28.351029	10.81%	130,664
2005	23.032234	25.585419	11.09%	113,087
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2014	18.028685	19.996369	10.91%	242,773
2013	13.904568	18.028685	29.66%	259,187
2012	12.309812	13.904568	12.96%	281,048
2011	12.380966	12.309812	-0.57%	311,384
2010	11.034479	12.380966	12.20%	351,240
2009	8.848135	11.034479	24.71%	395,628
2008	15.307951	8.848135	-42.20%	437,933
2007	14.308509	15.307951	6.98%	470,614
2006	12.732098	14.308509	12.38%	508,287
2005	11.981674	12.732098	6.26%	530,423
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2014	11.478088	14.630830	27.47%	207,111
2013	11.262780	11.478088	1.91%	224,718
2012	9.835613	11.262780	14.51%	271,361
2011	9.337754	9.835613	5.33%	302,822
2010	7.252567	9.337754	28.75%	316,308
2009	5.604966	7.252567	29.40%	338,603
2008*	10.000000	5.604966	-43.95%	3,280
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.714667	13.100903	11.83%	10,198
2013*	10.000000	11.714667	17.15%	2,837
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.755282	10.689508	-0.61%	6,278
2013	10.863450	10.755282	-1.00%	10,624
2012	10.610693	10.863450	2.38%	21,786
2011	10.590916	10.610693	0.19%	21,391
2010	10.455700	10.590916	1.29%	22,321
2009	9.870265	10.455700	5.93%	19,992
2008*	10.000000	9.870265	-1.30%	1,205
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.586668	13.014799	3.40%	7,381
2013*	10.000000	12.586668	25.87%	1,178

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	16.553514	15.037665	-9.16%	23,019
2013	13.937028	16.553514	18.77%	23,738
2012	11.786443	13.937028	18.25%	25,704
2011	13.608361	11.786443	-13.39%	32,573
2010	12.938556	13.608361	5.18%	34,988
2009*	10.000000	12.938556	29.39%	49,967
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	10.923143	10.868883	-0.50%	36,655
2013	10.976931	10.923143	-0.49%	39,747
2012	10.610673	10.976931	3.45%	45,209
2011	10.697467	10.610673	-0.81%	46,209
2010	10.273491	10.697467	4.13%	63,992
2009	9.166189	10.273491	12.08%	58,554
2008	10.705809	9.166189	-14.38%	69,420
2007	10.332505	10.705809	3.61%	66,164
2006	10.025843	10.332505	3.06%	31,626
2005	9.992825	10.025843	0.33%	19,964
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	12.650546	12.945631	2.33%	2,844
2013	8.771024	12.650546	44.23%	2,880
2012	8.149887	8.771024	7.62%	3,962
2011	8.328667	8.149887	-2.15%	4,758
2010	7.040521	8.328667	18.30%	3,777
2009	5.799261	7.040521	21.40%	3,994
2008	9.688085	5.799261	-40.14%	1,913
2007	9.746244	9.688085	-0.60%	284
2006*	10.000000	9.746244	-2.54%	25
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	19.356140	21.130639	9.17%	25,500
2013	14.223032	19.356140	36.09%	27,084
2012	12.958772	14.223032	9.76%	20,274
2011	13.519055	12.958772	-4.14%	25,337
2010	11.126395	13.519055	21.50%	25,370
2009	8.560035	11.126395	29.98%	25,227
2008	14.292911	8.560035	-40.11%	27,251
2007	13.430250	14.292911	6.42%	63,945
2006	11.942734	13.430250	12.46%	25,003
2005	11.300308	11.942734	5.69%	7,907

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2014	23.183020	26.460900	14.14%	0
2013	18.067579	23.183020	28.31%	0
2012	16.008743	18.067579	12.86%	0
2011	16.374618	16.008743	-2.23%	0
2010	15.131684	16.374618	8.21%	0
2009	10.586883	15.131684	42.93%	235,841
2008	19.648575	10.586883	-46.12%	255,623
2007	17.405548	19.648575	12.89%	267,642
2006	16.302811	17.405548	6.76%	291,452
2005	15.683951	16.302811	3.95%	288,328
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2014	23.043036	24.107756	4.62%	110,482
2013	17.133756	23.043036	34.49%	124,256
2012	14.877798	17.133756	15.16%	130,862
2011	14.879893	14.877798	-0.01%	145,384
2010	11.803424	14.879893	26.06%	167,696
2009	9.000027	11.803424	31.15%	179,461
2008	17.867256	9.000027	-49.63%	191,202
2007	16.991136	17.867256	5.16%	201,850
2006	16.686412	16.991136	1.83%	224,057
2005	15.019928	16.686412	11.10%	232,368
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2014	18.909583	19.130264	1.17%	250,538
2013	15.018696	18.909583	25.91%	29,186
2012	12.523077	15.018696	19.93%	30,903
2011	13.806701	12.523077	-9.30%	44,853
2010	12.038250	13.806701	14.69%	47,914
2009	8.708572	12.038250	38.23%	53,121
2008	14.722203	8.708572	-40.85%	63,226
2007	14.002027	14.722203	5.14%	73,651
2006	12.029135	14.002027	16.40%	80,485
2005	10.640161	12.029135	13.05%	85,023
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2014	10.034213	10.205551	1.71%	19,645
2013	10.159260	10.034213	-1.23%	4,048
2012*	10.000000	10.159260	1.59%	4,839
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	9.046251	-9.54%	7,689

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2014	21.098135	23.099421	9.49%	100,911
2013	16.188933	21.098135	30.32%	118,245
2012	14.006334	16.188933	15.58%	124,599
2011	14.163832	14.006334	-1.11%	140,887
2010	12.334467	14.163832	14.83%	158,263
2009	9.721788	12.334467	26.87%	188,121
2008	15.976084	9.721788	-39.15%	196,840
2007	15.470351	15.976084	3.27%	194,220
2006	13.598711	15.470351	13.76%	171,963
2005	12.974169	13.598711	4.81%	149,481
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2014	15.690006	17.369183	10.70%	26,072
2013	11.250104	15.690006	39.47%	27,343
2012	9.641310	11.250104	16.69%	24,264
2011	9.968885	9.641310	-3.29%	24,253
2010	8.167896	9.968885	22.05%	32,383
2009	6.019679	8.167896	35.69%	32,015
2008	9.790374	6.019679	-38.51%	47,011
2007	10.021096	9.790374	-2.30%	37,701
2006*	10.000000	10.021096	0.21%	10,834
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.533324	10.464843	-0.65%	26,188
2013	10.638843	10.533324	-0.99%	21,800
2012*	10.000000	10.638843	6.39%	8,033
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014*	10.000000	9.714124	-2.86%	970
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	12.141970	12.044545	-0.80%	3,525
2013	13.139916	12.141970	-7.59%	3,263
2012	12.625815	13.139916	4.07%	6,277
2011	11.774859	12.625815	7.23%	10,473
2010	10.885591	11.774859	8.17%	4,060
2009*	10.000000	10.885591	8.86%	1,415
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.759392	11.717057	-0.36%	77,325
2013	11.917865	11.759392	-1.33%	82,352
2012	11.395491	11.917865	4.58%	66,487
2011	11.406927	11.395491	-0.10%	49,343
2010	10.965168	11.406927	4.03%	45,473
2009*	10.000000	10.965168	9.65%	30,617

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2014	13.623348	13.889994	1.96%	0
2013	15.173465	13.623348	-10.22%	0
2012	14.107607	15.173465	7.56%	1,792
2011	12.773571	14.107607	10.44%	0
2010	11.946595	12.773571	6.92%	0
2009	10.206869	11.946595	17.04%	0
2008	11.100121	10.206869	-8.05%	0
2007	10.144307	11.100121	9.42%	0
2006*	10.000000	10.144307	1.44%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2014	15.034182	15.503838	3.12%	0
2013	15.504605	15.034182	-3.03%	0
2012	14.304255	15.504605	8.39%	1,746
2011	13.959709	14.304255	2.47%	0
2010	13.055716	13.959709	6.92%	0
2009	11.576877	13.055716	12.77%	0
2008	11.174964	11.576877	3.60%	0
2007	10.391416	11.174964	7.54%	0
2006*	10.000000	10.391416	3.91%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.508603	10.826136	3.02%	45,615
2013	10.848202	10.508603	-3.13%	55,335
2012	10.017458	10.848202	8.29%	32,741
2011*	10.000000	10.017458	0.17%	9,835
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2014	14.133932	13.478242	-4.64%	0
2013	11.812149	14.133932	19.66%	0
2012	11.099728	11.812149	6.42%	0
2011	12.768075	11.099728	-13.07%	0
2010	9.933727	12.768075	28.53%	0
2009	6.355345	9.933727	56.31%	0
2008	11.327700	6.355345	-43.90%	0
2007	11.016187	11.327700	2.83%	0
2006*	10.000000	11.016187	10.16%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	22.230843	28.851376	29.78%	53,378
2013	14.934298	22.230843	48.86%	49,282
2012	11.527357	14.934298	29.56%	25,001
2011	10.558722	11.527357	9.17%	9,647
2010*	10.000000	10.558722	5.59%	221

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2014	12.368317	13.193124	6.67%	11,030
2013	12.545648	12.368317	-1.41%	12,270
2012	11.591270	12.545648	8.23%	13,099
2011	11.093339	11.591270	4.49%	13,936
2010	10.468731	11.093339	5.97%	11,739
2009	9.654044	10.468731	8.44%	11,744
2008	10.870771	9.654044	-11.19%	37,432
2007	10.423896	10.870771	4.29%	34,719
2006*	10.000000	10.423896	4.24%	6,789
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2014	43.667264	44.451225	1.80%	3,089
2013	48.386688	43.667264	-9.75%	3,278
2012	41.476432	48.386688	16.66%	3,345
2011	39.180972	41.476432	5.86%	3,617
2010	36.098833	39.180972	8.54%	3,790
2009	28.031944	36.098833	28.78%	4,091
2008	33.336470	28.031944	-15.91%	4,903
2007	31.642335	33.336470	5.35%	5,604
2006	28.872927	31.642335	9.59%	6,482
2005	26.007067	28.872927	11.02%	8,406
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
2014	16.924144	17.098621	1.03%	0
2013	14.758835	16.924144	14.67%	0
2012	13.108544	14.758835	12.59%	0
2011	13.760263	13.108544	-4.74%	0
2010	13.165013	13.760263	4.52%	0
2009	10.044100	13.165013	31.07%	0
2008	18.340560	10.044100	-45.24%	0
2007	16.184326	18.340560	13.32%	0
2006	13.077056	16.184326	23.76%	0
2005	11.904429	13.077056	9.85%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2014	60.092467	59.184888	-1.51%	15,021
2013	54.240913	60.092467	10.79%	16,320
2012	42.251197	54.240913	28.38%	16,342
2011	57.526748	42.251197	-26.55%	6,974
2010	45.857764	57.526748	25.45%	7,256
2009	21.750628	45.857764	110.83%	8,837
2008	62.444926	21.750628	-65.17%	9,883
2007	45.883718	62.444926	36.09%	10,360
2006	33.258208	45.883718	37.96%	12,335
2005	25.475580	33.258208	30.55%	17,473

No Additional Contract Options Elected Total - 1.10%
Variable account charges of the daily net assets of the variable account - 1.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	50.951490	40.764212	-19.99%	6,571
2013	46.608474	50.951490	9.32%	7,484
2012	45.584554	46.608474	2.25%	10,999
2011	55.165970	45.584554	-17.37%	1,073
2010	43.160801	55.165970	27.81%	1,330
2009	27.702334	43.160801	55.80%	1,597
2008	51.992806	27.702334	-46.72%	1,804
2007	36.168999	51.992806	43.75%	1,821
2006	29.375443	36.168999	23.13%	1,936
2005	19.582479	29.375443	50.01%	2,238
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.529677	8.399050	-20.23%	23,691
2013	9.652965	10.529677	9.08%	10,489
2012*	10.000000	9.652965	-3.47%	10,800
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	24.573406	23.846769	-2.96%	15,083
2013	16.539022	24.573406	48.58%	15,831
2012	15.503117	16.539022	6.68%	7,372
2011	16.430457	15.503117	-5.64%	5,569
2010	13.104632	16.430457	25.38%	5,497
2009*	10.000000	13.104632	31.05%	2,006

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.246597	11.584949	3.01%	0
2013	10.164498	11.246597	10.65%	0
2012*	10.000000	10.164498	1.64%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	15.761622	16.974191	7.69%	2,853
2013	11.584921	15.761622	36.05%	2,089
2012	9.892874	11.584921	17.10%	1,588
2011	10.952024	9.892874	-9.67%	1,219
2010	8.752194	10.952024	25.13%	1,176
2009	6.206477	8.752194	41.02%	563
2008*	10.000000	6.206477	-37.94%	1,329
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	13.658650	13.947093	2.11%	30,259
2013	15.097756	13.658650	-9.53%	32,769
2012	14.223317	15.097756	6.15%	53,346
2011	12.876049	14.223317	10.46%	41,343
2010	12.391484	12.876049	3.91%	32,509
2009	11.373829	12.391484	8.95%	31,905
2008	11.691897	11.373829	-2.72%	25,733
2007	10.803007	11.691897	8.23%	17,341
2006	10.757583	10.803007	0.42%	17,985
2005	10.714951	10.757583	0.40%	10,933
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2014	20.794511	23.125522	11.21%	20,062
2013	15.488241	20.794511	34.26%	24,195
2012	13.655440	15.488241	13.42%	24,869
2011	13.397047	13.655440	1.93%	28,009
2010	11.873152	13.397047	12.83%	30,729
2009	10.170713	11.873152	16.74%	31,948
2008	15.729529	10.170713	-35.34%	37,160
2007	15.924263	15.729529	-1.22%	40,870
2006	13.758089	15.924263	15.74%	46,449
2005	13.301697	13.758089	3.43%	40,495
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2014	20.357907	19.015606	-6.59%	0
2013	16.824244	20.357907	21.00%	0
2012	14.047683	16.824244	19.77%	0
2011	16.156444	14.047683	-13.05%	0
2010	14.426549	16.156444	11.99%	0
2009	10.910476	14.426549	32.23%	0
2008	20.004201	10.910476	-45.46%	10,491
2007	17.142734	20.004201	16.69%	11,405
2006	13.870417	17.142734	23.59%	13,454
2005	12.389207	13.870417	11.96%	14,362

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2014	17.571185	20.221670	15.08%	22,198
2013	13.661362	17.571185	28.62%	22,999
2012	11.880770	13.661362	14.99%	21,430
2011	12.102633	11.880770	-1.83%	23,581
2010	10.266647	12.102633	17.88%	22,308
2009	7.992698	10.266647	28.45%	21,558
2008	10.688098	7.992698	-25.22%	15,828
2007	11.068287	10.688098	-3.43%	14,069
2006*	10.000000	11.068287	10.68%	3,882
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2014	28.967506	32.379785	11.78%	0
2013	22.246382	28.967506	30.21%	0
2012	19.642733	22.246382	13.26%	0
2011	19.671216	19.642733	-0.14%	0
2010	17.544896	19.671216	12.12%	0
2009	14.807686	17.544896	18.49%	87,248
2008	20.458146	14.807686	-27.62%	97,343
2007	21.818582	20.458146	-6.24%	105,679
2006	18.601817	21.818582	17.29%	100,655
2005	17.915769	18.601817	3.83%	97,136
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	15.353952	15.470652	0.76%	39,268
2013	13.575527	15.353952	13.10%	45,412
2012	12.489067	13.575527	8.70%	26,851
2011	13.111331	12.489067	-4.75%	24,555
2010	12.084265	13.111331	8.50%	22,069
2009*	10.000000	12.084265	20.84%	2,315
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.246999	12.786348	4.40%	4,876
2013*	10.000000	12.246999	22.47%	33
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.900598	9.01%	217
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	24.433605	25.389598	3.91%	17,495
2013	17.565868	24.433605	39.10%	18,597
2012	15.353767	17.565868	14.41%	20,852
2011	15.445097	15.353767	-0.59%	22,731
2010	12.417560	15.445097	24.38%	24,333
2009	10.047490	12.417560	23.59%	27,509
2008	14.712847	10.047490	-31.71%	30,856
2007	14.983074	14.712847	-1.80%	34,291
2006	13.247767	14.983074	13.10%	30,052
2005	12.497476	13.247767	6.00%	29,270

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2014	17.070347	19.144063	12.15%	37,066
2013	12.854216	17.070347	32.80%	35,281
2012	11.613424	12.854216	10.68%	39,092
2011	11.643316	11.613424	-0.26%	42,851
2010	10.258770	11.643316	13.50%	47,714
2009	7.759012	10.258770	32.22%	53,371
2008	11.970076	7.759012	-35.18%	60,953
2007	11.235361	11.970076	6.54%	63,295
2006	10.408090	11.235361	7.95%	67,951
2005	10.161439	10.408090	2.43%	70,034
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2014	20.056419	22.487260	12.12%	113,639
2013	15.367741	20.056419	30.51%	115,062
2012	13.432892	15.367741	14.40%	138,371
2011	13.338399	13.432892	0.71%	149,333
2010	11.749993	13.338399	13.52%	167,339
2009	9.408908	11.749993	24.88%	189,461
2008	15.142839	9.408908	-37.87%	189,751
2007	14.555054	15.142839	4.04%	205,323
2006	12.748193	14.555054	14.17%	213,585
2005	12.318167	12.748193	3.49%	215,757
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2014	20.962374	22.398003	6.85%	41,619
2013	17.510805	20.962374	19.71%	45,032
2012	16.041785	17.510805	9.16%	39,072
2011	14.886421	16.041785	7.76%	31,217
2010	13.059169	14.886421	13.99%	26,230
2009	10.779382	13.059169	21.15%	21,057
2008	15.479227	10.779382	-30.36%	22,751
2007	14.617682	15.479227	5.89%	26,879
2006	12.695402	14.617682	15.14%	28,576
2005	12.304021	12.695402	3.18%	27,516
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014*	10.000000	9.922041	-0.78%	1,809
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2014	17.988385	18.455987	2.60%	20,007
2013	18.011244	17.988385	-0.13%	24,058
2012	16.606775	18.011244	8.46%	34,955
2011	16.426173	16.606775	1.10%	38,690
2010	15.314813	16.426173	7.26%	43,257
2009	12.864153	15.314813	19.05%	56,788
2008	14.036793	12.864153	-8.35%	57,341
2007	13.475495	14.036793	4.17%	63,514
2006	13.088130	13.475495	2.96%	64,264
2005	13.070401	13.088130	0.14%	63,632

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2014	13.962091	14.401807	3.15%	16,017
2013	12.456293	13.962091	12.09%	14,720
2012	11.283081	12.456293	10.40%	12,725
2011	11.446601	11.283081	-1.43%	11,542
2010	10.271440	11.446601	11.44%	15,042
2009	8.369472	10.271440	22.73%	14,512
2008	11.300723	8.369472	-25.94%	9,539
2007	10.523113	11.300723	7.39%	6,730
2006*	10.000000	10.523113	5.23%	2,131
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2014	13.793109	14.270433	3.46%	6,352
2013	12.033611	13.793109	14.62%	4,494
2012	10.755488	12.033611	11.88%	2,462
2011	11.004106	10.755488	-2.26%	2,869
2010	9.720590	11.004106	13.20%	2,931
2009	7.636252	9.720590	27.30%	1,845
2008	11.480737	7.636252	-33.49%	2,097
2007	10.543114	11.480737	8.89%	1,697
2006*	10.000000	10.543114	5.43%	1,025
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2014	13.959719	14.470018	3.66%	5,205
2013	11.623405	13.959719	20.10%	5,339
2012	10.182467	11.623405	14.15%	6,039
2011	10.586110	10.182467	-3.81%	7,652
2010	9.232091	10.586110	14.67%	7,045
2009	7.107434	9.232091	29.89%	4,654
2008	11.611433	7.107434	-38.79%	5,368
2007	10.563287	11.611433	9.92%	4,956
2006*	10.000000	10.563287	5.63%	509
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2014	30.372074	33.570468	10.53%	307
2013	23.428404	30.372074	29.64%	307
2012	20.378246	23.428404	14.97%	307
2011	21.173161	20.378246	-3.75%	464
2010	18.290160	21.173161	15.76%	464
2009	13.638709	18.290160	34.10%	180,144
2008	24.043548	13.638709	-43.27%	195,801
2007	20.700489	24.043548	16.15%	215,505
2006	18.765787	20.700489	10.31%	205,888
2005	16.246321	18.765787	15.51%	167,670

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	12.458284	10.742802	-13.77%	19,232
2013	10.151943	12.458284	22.72%	15,961
2012	9.806054	10.151943	3.53%	18,821
2011	10.463988	9.806054	-6.29%	22,881
2010	8.883781	10.463988	17.79%	20,020
2009	6.089947	8.883781	45.88%	22,495
2008	13.512260	6.089947	-54.93%	24,812
2007	9.386190	13.512260	43.96%	18,698
2006*	10.000000	9.386190	-6.14%	13,485
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2014	21.810789	23.424187	7.40%	61,298
2013	17.236232	21.810789	26.54%	70,882
2012	14.879720	17.236232	15.84%	78,595
2011	14.924295	14.879720	-0.30%	86,872
2010	13.118484	14.924295	13.77%	94,354
2009	10.206086	13.118484	28.54%	105,385
2008	18.020736	10.206086	-43.36%	118,030
2007	17.976697	18.020736	0.24%	129,683
2006	15.144293	17.976697	18.70%	128,466
2005	14.485907	15.144293	4.55%	123,894
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2014	15.905222	17.625197	10.81%	0
2013	11.678351	15.905222	36.19%	0
2012	9.889692	11.678351	18.09%	0
2011	9.791033	9.889692	1.01%	0
2010	8.010122	9.791033	22.23%	0
2009	5.560895	8.010122	44.04%	7,407
2008	12.518473	5.560895	-55.58%	8,241
2007	10.293065	12.518473	21.62%	7,925
2006	9.888284	10.293065	4.09%	11,237
2005	9.188710	9.888284	7.61%	16,075
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2014	19.572288	21.511818	9.91%	113,512
2013	14.536997	19.572288	34.64%	112,327
2012	12.839031	14.536997	13.23%	116,780
2011	12.969774	12.839031	-1.01%	122,574
2010	10.576265	12.969774	22.63%	132,381
2009	8.349186	10.576265	26.67%	145,535
2008	16.007495	8.349186	-47.84%	167,915
2007	12.764761	16.007495	25.40%	169,831
2006	12.098405	12.764761	5.51%	182,714
2005	11.581701	12.098405	4.46%	184,634

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2014	16.932558	16.917693	-0.09%	6,130
2013	16.179201	16.932558	4.66%	6,914
2012	14.333160	16.179201	12.88%	7,490
2011	13.951807	14.333160	2.73%	8,363
2010	12.403842	13.951807	12.48%	10,273
2009	8.727615	12.403842	42.12%	11,273
2008	11.782239	8.727615	-25.93%	13,299
2007	11.611599	11.782239	1.47%	17,629
2006	10.565336	11.611599	9.90%	20,126
2005	10.424872	10.565336	1.35%	21,404
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2014	14.001074	14.636420	4.54%	30,833
2013	14.436750	14.001074	-3.02%	33,246
2012	13.808516	14.436750	4.55%	41,886
2011	13.029501	13.808516	5.98%	40,282
2010	12.241042	13.029501	6.44%	45,077
2009	10.705483	12.241042	14.34%	41,263
2008	11.204860	10.705483	-4.46%	47,676
2007	10.877807	11.204860	3.01%	43,699
2006	10.550355	10.877807	3.10%	36,908
2005	10.455277	10.550355	0.91%	28,873
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2014	15.966988	16.761360	4.98%	30,237
2013	11.871515	15.966988	34.50%	34,346
2012	10.466139	11.871515	13.43%	40,682
2011	11.858536	10.466139	-11.74%	45,086
2010	9.320984	11.858536	27.22%	45,115
2009	6.734567	9.320984	38.41%	42,422
2008	11.262788	6.734567	-40.21%	44,037
2007	9.866503	11.262788	14.15%	41,048
2006*	10.000000	9.866503	-1.33%	20,741
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2014	20.634459	18.732561	-9.22%	920
2013	16.010859	20.634459	28.88%	1,055
2012	13.437340	16.010859	19.15%	1,056
2011	16.422741	13.437340	-18.18%	1,056
2010	14.703338	16.422741	11.69%	1,802
2009	11.764171	14.703338	24.98%	2,217
2008	21.201191	11.764171	-44.51%	2,668
2007	18.300275	21.201191	15.85%	2,670
2006	15.695687	18.300275	16.59%	3,012
2005	13.345817	15.695687	17.61%	3,245

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2014	21.809763	23.001774	5.47%	6,111
2013	16.913919	21.809763	28.95%	8,129
2012	13.462599	16.913919	25.64%	9,376
2011	14.940933	13.462599	-9.89%	10,517
2010	11.952611	14.940933	25.00%	11,913
2009	7.682281	11.952611	55.59%	15,831
2008	15.917982	7.682281	-51.74%	15,623
2007	15.250212	15.917982	4.38%	15,045
2006	13.276674	15.250212	14.86%	14,105
2005	13.096147	13.276674	1.38%	10,457
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	12.582030	12.791557	1.67%	5,129
2013	10.283833	12.582030	22.35%	4,501
2012	9.020633	10.283833	14.00%	2,012
2011	9.268258	9.020633	-2.67%	2,014
2010	8.504046	9.268258	8.99%	319
2009	6.604890	8.504046	28.75%	251
2008*	10.000000	6.604890	-33.95%	251
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	15.041481	15.554820	3.41%	39,185
2013	13.354649	15.041481	12.63%	35,448
2012	11.992969	13.354649	11.35%	30,232
2011	11.849673	11.992969	1.21%	31,645
2010	10.639189	11.849673	11.38%	26,514
2009	7.937530	10.639189	34.04%	22,650
2008	11.415294	7.937530	-30.47%	23,100
2007	11.130667	11.415294	2.56%	19,464
2006*	10.000000	11.130667	11.31%	11,596
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	15.760233	15.667955	-0.59%	17,763
2013	11.702666	15.760233	34.67%	22,189
2012	10.000281	11.702666	17.02%	23,114
2011	10.511650	10.000281	-4.86%	24,958
2010	8.293287	10.511650	26.75%	25,751
2009	6.495824	8.293287	27.67%	27,214
2008	9.810701	6.495824	-33.79%	23,160
2007	10.167449	9.810701	-3.51%	12,499
2006*	10.000000	10.167449	1.67%	6,540
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.356320	-6.44%	10,664

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2014	19.854406	17.489416	-11.91%	0
2013	16.293288	19.854406	21.86%	0
2012	13.898633	16.293288	17.23%	0
2011	15.699871	13.898633	-11.47%	0
2010	14.614564	15.699871	7.43%	0
2009	10.764824	14.614564	35.76%	0
2008	18.221740	10.764824	-40.92%	0
2007	15.921139	18.221740	14.45%	0
2006	13.234311	15.921139	20.30%	0
2005	12.118301	13.234311	9.21%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014*	10.000000	8.667290	-13.33%	23,185
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014*	10.000000	10.007714	0.08%	42,666
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.487935	11.803858	2.75%	0
2013	10.233283	11.487935	12.26%	0
2012*	10.000000	10.233283	2.33%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.918609	10.261380	3.46%	0
2013*	10.000000	9.918609	-0.81%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2014	11.659416	12.102087	3.80%	0
2013	9.888107	11.659416	17.91%	0
2012	8.581430	9.888107	15.23%	0
2011	10.310803	8.581430	-16.77%	0
2010	9.016125	10.310803	14.36%	0
2009	7.618010	9.016125	18.35%	0
2008	12.508060	7.618010	-39.10%	0
2007	11.621771	12.508060	7.63%	0
2006*	10.000000	11.621771	16.22%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2014	13.243516	14.799559	11.75%	0
2013	10.264723	13.243516	29.02%	0
2012	8.968218	10.264723	14.46%	0
2011	9.482608	8.968218	-5.42%	0
2010	7.725313	9.482608	22.75%	0
2009	5.428630	7.725313	42.31%	0
2008	9.147859	5.428630	-40.66%	0
2007	10.332511	9.147859	-11.47%	0
2006*	10.000000	10.332511	3.33%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2014	14.209683	14.988856	5.48%	950
2013	12.573199	14.209683	13.02%	951
2012	11.227963	12.573199	11.98%	952
2011	11.284535	11.227963	-0.50%	953
2010	10.325228	11.284535	9.29%	955
2009	8.314433	10.325228	24.18%	956
2008	11.553835	8.314433	-28.04%	958
2007	11.023401	11.553835	4.81%	0
2006*	10.000000	11.023401	10.23%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2014	15.201292	16.170188	6.37%	0
2013	11.544031	15.201292	31.68%	0
2012	10.111067	11.544031	14.17%	0
2011	10.693217	10.111067	-5.44%	0
2010	9.276291	10.693217	15.27%	0
2009	7.055306	9.276291	31.48%	0
2008	11.591815	7.055306	-39.14%	0
2007	11.406249	11.591815	1.63%	0
2006*	10.000000	11.406249	14.06%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2014	17.161380	17.390452	1.33%	0
2013	16.167495	17.161380	6.15%	0
2012	14.239037	16.167495	13.54%	0
2011	14.409634	14.239037	-1.18%	0
2010	12.628451	14.409634	14.10%	0
2009	7.395228	12.628451	70.76%	0
2008	10.684493	7.395228	-30.79%	0
2007	10.589657	10.684493	0.90%	0
2006*	10.000000	10.589657	5.90%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2014	20.019073	19.515500	-2.52%	0
2013	14.804683	20.019073	35.22%	0
2012	12.532483	14.804683	18.13%	0
2011	13.290438	12.532483	-5.70%	0
2010	11.030887	13.290438	20.48%	0
2009	7.156435	11.030887	54.14%	0
2008	11.788402	7.156435	-39.29%	0
2007	10.817313	11.788402	8.98%	0
2006*	10.000000	10.817313	8.17%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2014	17.713637	17.669820	-0.25%	0
2013	13.440723	17.713637	31.79%	0
2012	11.609935	13.440723	15.77%	0
2011	12.696267	11.609935	-8.56%	0
2010	10.903247	12.696267	16.44%	0
2009	7.663686	10.903247	42.27%	0
2008	10.837871	7.663686	-29.29%	0
2007	10.764449	10.837871	0.68%	0
2006*	10.000000	10.764449	7.64%	0
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series) - Q/NQ
2014	14.477359	15.570417	7.55%	0
2013	10.362247	14.477359	39.71%	0
2012	9.397226	10.362247	10.27%	0
2011	9.696284	9.397226	-3.08%	0
2010	7.539731	9.696284	28.60%	0
2009	5.641794	7.539731	33.64%	0
2008	10.814772	5.641794	-47.83%	0
2007	10.360638	10.814772	4.38%	0
2006*	10.000000	10.360638	3.61%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus Large Growth Series) - Q/NQ
2014	12.462358	14.196110	13.91%	0
2013	9.828431	12.462358	26.80%	0
2012	8.980789	9.828431	9.44%	0
2011	9.495422	8.980789	-5.42%	0
2010	8.234893	9.495422	15.31%	0
2009	6.250453	8.234893	31.75%	0
2008	10.048206	6.250453	-37.80%	0
2007	10.835513	10.048206	-7.27%	0
2006*	10.000000	10.835513	8.36%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	13.343116	14.267087	6.92%	0
2013	9.655742	13.343116	38.19%	0
2012*	10.000000	9.655742	-3.44%	0
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
2014	18.681562	22.098985	18.29%	0
2013	13.447114	18.681562	38.93%	0
2012	11.252332	13.447114	19.51%	0
2011	10.950455	11.252332	2.76%	0
2010	10.520921	10.950455	4.08%	0
2009	8.336291	10.520921	26.21%	0
2008	11.814698	8.336291	-29.44%	0
2007	10.686048	11.814698	10.56%	0
2006*	10.000000	10.686048	6.86%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
2014	11.701794	13.258412	13.30%	0
2013	11.525228	11.701794	1.53%	0
2012	9.100513	11.525228	26.64%	0
2011	9.847115	9.100513	-7.58%	0
2010	8.476998	9.847115	16.16%	0
2009	6.520046	8.476998	30.01%	0
2008	11.916339	6.520046	-45.28%	0
2007	12.762681	11.916339	-6.63%	0
2006*	10.000000	12.762681	27.63%	0
Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
2014	23.385540	23.193214	-0.82%	0
2013	19.878052	23.385540	17.65%	0
2012	17.406233	19.878052	14.20%	0
2011	18.881204	17.406233	-7.81%	0
2010	16.923783	18.881204	11.57%	0
2009	12.659231	16.923783	33.69%	0
2008	21.480687	12.659231	-41.07%	0
2007	18.943490	21.480687	13.39%	0
2006	14.943983	18.943490	26.76%	0
2005	12.819102	14.943983	16.58%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.659081	13.035277	2.97%	3,940
2013	9.968791	12.659081	26.99%	4,116
2012*	10.000000	9.968791	-0.31%	860
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	13.166297	14.015979	6.45%	1,755
2013	9.750436	13.166297	35.03%	1,826
2012*	10.000000	9.750436	-2.50%	1,833
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	31.497767	29.496223	-6.35%	13,330
2013	25.464425	31.497767	23.69%	16,078
2012	21.616209	25.464425	17.80%	14,888
2011	23.565299	21.616209	-8.27%	13,657
2010	21.936284	23.565299	7.43%	11,206
2009	17.746584	21.936284	23.61%	1,824
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	25.989367	26.179812	0.73%	7,023
2013	23.793529	25.989367	9.23%	4,652
2012	20.288916	23.793529	17.27%	3,040
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	22.831846	24.345368	6.63%	7,760
2013	17.775738	22.831846	28.44%	6,587
2012	15.835673	17.775738	12.25%	110

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	14.324490	15.358775	7.22%	62,914
2013	11.071529	14.324490	29.38%	71,157
2012	9.043079	11.071529	22.43%	75,171
2011	9.830478	9.043079	-8.01%	83,012
2010	9.339638	9.830478	5.26%	84,053
2009	6.470744	9.339638	44.34%	82,636
2008	11.754601	6.470744	-44.95%	81,745
2007	8.703523	11.754601	35.06%	88,897
2006	8.068907	8.703523	7.86%	100,792
2005	7.251916	8.068907	11.27%	110,457
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	7.207512	7.790605	8.09%	39,273
2013	5.385409	7.207512	33.83%	42,053
2012	4.572591	5.385409	17.78%	46,034
2011	5.064122	4.572591	-9.71%	12,788
2010	4.118270	5.064122	22.97%	15,724
2009	2.655358	4.118270	55.09%	19,052
2008	4.794557	2.655358	-44.62%	22,129
2007	3.985792	4.794557	20.29%	29,541
2006	3.739321	3.985792	6.59%	37,541
2005	3.391029	3.739321	10.27%	54,468
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	14.817649	12.874715	-13.11%	76,462
2013	13.116747	14.817649	12.97%	81,121
2012	11.724339	13.116747	11.88%	86,796
2011	17.529179	11.724339	-33.12%	14,787
2010	14.184381	17.529179	23.58%	16,720
2009	8.013182	14.184381	77.01%	19,561
2008	16.969706	8.013182	-52.78%	21,631
2007	13.410654	16.969706	26.54%	29,158
2006	9.252030	13.410654	44.95%	32,298
2005	7.093614	9.252030	30.43%	39,278
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2014	22.821922	25.967574	13.78%	17,378
2013	17.450587	22.821922	30.78%	17,519
2012	14.665682	17.450587	18.99%	13,809
2011	14.522134	14.665682	0.99%	11,588
2010	11.899937	14.522134	22.04%	11,181
2009	9.501691	11.899937	25.24%	12,399
2008	14.391466	9.501691	-33.98%	14,581
2007	14.211136	14.391466	1.27%	17,977
2006	12.303996	14.211136	15.50%	23,366
2005	11.396821	12.303996	7.96%	34,500
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014*	10.000000	9.462866	-5.37%	468

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	14.292266	13.069092	-8.56%	9,969
2013	10.238380	14.292266	39.59%	9,717
2012*	10.000000	10.238380	2.38%	696
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	15.742473	17.149072	8.94%	46,053
2013	11.744873	15.742473	34.04%	47,893
2012	10.253344	11.744873	14.55%	50,561
2011	10.420990	10.253344	-1.61%	53,203
2010	9.478975	10.420990	9.94%	52,980
2009	7.831075	9.478975	21.04%	48,238
2008	11.779046	7.831075	-33.52%	32,335
2007	11.075760	11.779046	6.35%	18,724
2006*	10.000000	11.075760	10.76%	5,341
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	15.105813	15.101235	-0.03%	21,999
2013	11.972877	15.105813	26.17%	18,412
2012	10.447976	11.972877	14.60%	13,352
2011	10.760516	10.447976	-2.90%	10,751
2010*	10.000000	10.760516	7.61%	1,370
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2014	11.412482	12.559354	10.05%	43,220
2013	8.898720	11.412482	28.25%	49,118
2012	7.895405	8.898720	12.71%	47,186
2011	8.042611	7.895405	-1.83%	55,040
2010	6.822890	8.042611	17.88%	61,018
2009	5.171325	6.822890	31.94%	66,340
2008	8.535283	5.171325	-39.41%	64,750
2007	7.223344	8.535283	18.16%	70,913
2006	6.882641	7.223344	4.95%	76,967
2005	6.537501	6.882641	5.28%	85,670
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2014	20.559998	22.989733	11.82%	75,708
2013	15.768990	20.559998	30.38%	82,160
2012	13.912879	15.768990	13.34%	85,271
2011	13.983976	13.912879	-0.51%	94,365
2010	12.467890	13.983976	12.16%	108,556
2009*	10.000000	12.467890	24.68%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	14.333814	14.876089	3.78%	36,842
2013	11.761815	14.333814	21.87%	35,501
2012	10.282856	11.761815	14.38%	19,219
2011	10.306485	10.282856	-0.23%	22,351
2010	9.307778	10.306485	10.73%	19,140
2009	7.629628	9.307778	22.00%	21,225
2008	10.991163	7.629628	-30.58%	18,298
2007	10.476339	10.991163	4.91%	16,548
2006*	10.000000	10.476339	4.76%	5,719
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	11.504300	11.938142	3.77%	7,507
2013	11.945598	11.504300	-3.69%	13,564
2012	11.513086	11.945598	3.76%	17,660
2011	11.016128	11.513086	4.51%	19,695
2010	10.514432	11.016128	4.77%	21,254
2009	9.484428	10.514432	10.86%	21,261
2008	10.645730	9.484428	-10.91%	20,442
2007	10.458382	10.645730	1.79%	8,863
2006*	10.000000	10.458382	4.58%	732
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	15.630348	15.734209	0.66%	31,590
2013	12.291636	15.630348	27.16%	37,982
2012	10.185364	12.291636	20.68%	30,348
2011	11.361285	10.185364	-10.35%	39,040
2010	10.326441	11.361285	10.02%	35,742
2009	7.377345	10.326441	39.98%	39,023
2008	12.162544	7.377345	-39.34%	36,526
2007	10.759272	12.162544	13.04%	19,851
2006*	10.000000	10.759272	7.59%	7,825
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	14.085094	15.046269	6.82%	50,728
2013	10.993629	14.085094	28.12%	50,480
2012	9.473308	10.993629	16.05%	45,075
2011	10.054668	9.473308	-5.78%	47,730
2010	8.605881	10.054668	16.83%	41,787
2009	6.273149	8.605881	37.19%	39,816
2008	11.375941	6.273149	-44.86%	45,460
2007	10.285224	11.375941	10.60%	32,154
2006*	10.000000	10.285224	2.85%	8,525

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	12.518558	13.640203	8.96%	13,019
2013	9.524179	12.518558	31.44%	15,466
2012	8.230825	9.524179	15.71%	6,804
2011	8.516788	8.230825	-3.36%	8,743
2010	7.763734	8.516788	9.70%	9,772
2009	6.009658	7.763734	29.19%	10,450
2008	9.816107	6.009658	-38.78%	9,496
2007*	10.000000	9.816107	-1.84%	4,279
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	21.077883	21.366878	1.37%	9,244
2013	19.914690	21.077883	5.84%	2,567
2012	17.586849	19.914690	13.24%	2,729
2011	17.136752	17.586849	2.63%	2,960
2010	15.320693	17.136752	11.85%	3,607
2009	10.615762	15.320693	44.32%	5,301
2008	14.913557	10.615762	-28.82%	5,547
2007	14.629427	14.913557	1.94%	7,757
2006	13.380377	14.629427	9.33%	9,395
2005	13.220896	13.380377	1.21%	14,452
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2014	18.622939	20.096548	7.91%	52,419
2013	13.889342	18.622939	34.08%	53,220
2012	11.861182	13.889342	17.10%	53,378
2011	12.284516	11.861182	-3.45%	56,608
2010	10.734303	12.284516	14.44%	66,690
2009	8.447508	10.734303	27.07%	76,868
2008	13.563070	8.447508	-37.72%	85,969
2007	14.032808	13.563070	-3.35%	98,774
2006	12.247557	14.032808	14.58%	86,975
2005	11.884888	12.247557	3.05%	75,123
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2014	12.757430	13.442964	5.37%	33,734
2013	8.973594	12.757430	42.17%	36,773
2012	7.763025	8.973594	15.59%	43,300
2011	8.885547	7.763025	-12.63%	47,156
2010	7.775357	8.885547	14.28%	53,541
2009	5.142379	7.775357	51.20%	71,139
2008*	10.000000	5.142379	-48.58%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2014	14.090130	15.404841	9.33%	6,653
2013	10.271939	14.090130	37.17%	6,562
2012	9.320014	10.271939	10.21%	6,477
2011	9.737863	9.320014	-4.29%	6,860
2010	7.971380	9.737863	22.16%	7,370
2009	6.130791	7.971380	30.02%	11,950
2008*	10.000000	6.130791	-38.69%	12,237

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	12.559301	12.973144	3.30%	10,733
2013	9.812976	12.559301	27.99%	12,843
2012	8.546808	9.812976	14.81%	11,621
2011	9.235097	8.546808	-7.45%	12,086
2010	8.127013	9.235097	13.63%	11,138
2009	6.363626	8.127013	27.71%	1,281
2008*	10.000000	6.363626	-36.36%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.434537	12.819763	3.10%	4,069
2013	10.971118	12.434537	13.34%	4,524
2012	9.993661	10.971118	9.78%	5,393
2011	10.247522	9.993661	-2.48%	5,859
2010	9.389621	10.247522	9.14%	4,902
2009	7.927537	9.389621	18.44%	1,646
2008*	10.000000	7.927537	-20.72%	435
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.623676	13.064675	3.49%	5,964
2013	10.532766	12.623676	19.85%	10,431
2012	9.376385	10.532766	12.33%	8,353
2011	9.823944	9.376385	-4.56%	8,006
2010	8.842676	9.823944	11.10%	5,953
2009	7.204634	8.842676	22.74%	1,337
2008*	10.000000	7.204634	-27.95%	1,339
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.831794	12.085949	2.15%	3,491
2013	11.406770	11.831794	3.73%	3,502
2012	10.734806	11.406770	6.26%	3,850
2011	10.708329	10.734806	0.25%	4,546
2010	10.143105	10.708329	5.57%	3,868
2009	9.078992	10.143105	11.72%	6,052
2008*	10.000000	9.078992	-9.21%	255
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.836834	10.954322	1.08%	0
2013*	10.000000	10.836834	8.37%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.975511	10.959248	-0.15%	0
2013*	10.000000	10.975511	9.76%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.533509	12.955579	3.37%	15,691
2013	10.762993	12.533509	16.45%	15,490
2012	9.689863	10.762993	11.07%	12,990
2011	10.036480	9.689863	-3.45%	11,989
2010	9.116587	10.036480	10.09%	13,267
2009	7.562819	9.116587	20.54%	11,243
2008*	10.000000	7.562819	-24.37%	75
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	12.571666	12.993982	3.36%	11,074
2013	10.233532	12.571666	22.85%	11,351
2012	9.035018	10.233532	13.27%	11,129
2011	9.587811	9.035018	-5.77%	10,240
2010	8.559890	9.587811	12.01%	7,705
2009	6.841204	8.559890	25.12%	4,062
2008*	10.000000	6.841204	-31.59%	1,065
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	12.282434	12.636825	2.89%	15,777
2013	11.169980	12.282434	9.96%	15,526
2012	10.268845	11.169980	8.78%	14,518
2011	10.416230	10.268845	-1.41%	1,371
2010	9.664334	10.416230	7.78%	688
2009	8.307908	9.664334	16.33%	125
2008*	10.000000	8.307908	-16.92%	21
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2014	12.221225	12.691380	3.85%	3,808
2013	12.604338	12.221225	-3.04%	3,600
2012	11.833771	12.604338	6.51%	4,025
2011	11.230444	11.833771	5.37%	3,731
2010	10.612240	11.230444	5.83%	3,823
2009	9.868797	10.612240	7.53%	5,947
2008*	10.000000	9.868797	-1.31%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	13.025248	13.503984	3.68%	14,587
2013	13.452380	13.025248	-3.18%	14,701
2012	12.704929	13.452380	5.88%	8,962
2011	12.119428	12.704929	4.83%	7,004
2010	11.340265	12.119428	6.87%	6,061
2009	9.852755	11.340265	15.10%	2,935
2008*	10.000000	9.852755	-1.47%	16

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014	23.249522	21.716632	-6.59%	27,369
2013	23.345909	23.249522	-0.41%	31
2012	20.148936	23.345909	15.87%	31
2011	26.258281	20.148936	-23.27%	32
2010	22.865016	26.258281	14.84%	347
2009	14.163501	22.865016	61.44%	382
2008	33.923728	14.163501	-58.25%	479
2007	23.574977	33.923728	43.90%	488
2006	17.443443	23.574977	35.15%	757
2005	13.303723	17.443443	31.12%	1,200
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	16.041237	16.581271	3.37%	61,761
2013	16.913796	16.041237	-5.16%	67,598
2012	16.603506	16.913796	1.87%	76,908
2011	15.659998	16.603506	6.02%	88,686
2010	15.119205	15.659998	3.58%	94,196
2009	14.894664	15.119205	1.51%	104,532
2008	13.988120	14.894664	6.48%	130,710
2007	13.206371	13.988120	5.92%	122,435
2006	12.927647	13.206371	2.16%	121,329
2005	12.664327	12.927647	2.08%	115,607
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2014	14.276586	14.049122	-1.59%	20,082
2013	12.256900	14.276586	16.48%	606
2012	10.725747	12.256900	14.28%	858
2011	12.024469	10.725747	-10.80%	1,291
2010	10.737210	12.024469	11.99%	41
2009	8.373358	10.737210	28.23%	189
2008	15.703294	8.373358	-46.68%	191
2007	12.495047	15.703294	25.68%	193
2006	9.506220	12.495047	31.44%	340
2005	7.385378	9.506220	28.72%	579
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	10.754329	9.972865	-7.27%	1,496
2013	8.990410	10.754329	19.62%	1,510
2012	7.694006	8.990410	16.85%	2,610
2011	8.930901	7.694006	-13.85%	3,166
2010	8.412370	8.930901	6.16%	4,849
2009	6.617105	8.412370	27.13%	5,762
2008	11.762888	6.617105	-43.75%	6,321
2007	10.879072	11.762888	8.12%	10,227
2006*	10.000000	10.879072	8.79%	6,234

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	19.030951	19.749950	3.78%	66,155
2013	15.129824	19.030951	25.78%	72,714
2012	13.206056	15.129824	14.57%	72,600
2011	13.906069	13.206056	-5.03%	73,363
2010	12.272451	13.906069	13.31%	81,357
2009	9.759958	12.272451	25.74%	86,615
2008	15.633605	9.759958	-37.57%	87,018
2007	14.927083	15.633605	4.73%	91,958
2006	12.920750	14.927083	15.53%	80,746
2005	12.110133	12.920750	6.69%	60,650
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	15.158944	15.671697	3.38%	1,483
2013	13.520328	15.158944	12.12%	1,408
2012	12.504317	13.520328	8.13%	1,363
2011	12.538559	12.504317	-0.27%	1,363
2010	11.550746	12.538559	8.55%	854
2009*	10.000000	11.550746	15.51%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	17.213315	17.902199	4.00%	371
2013	14.572666	17.213315	18.12%	304
2012	13.133714	14.572666	10.96%	524
2011	13.411681	13.133714	-2.07%	620
2010	12.110672	13.411681	10.74%	532
2009*	10.000000	12.110672	21.11%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	14.077231	14.456690	2.70%	21,478
2013	13.584624	14.077231	3.63%	17,595
2012	13.066756	13.584624	3.96%	20,584
2011	12.842069	13.066756	1.75%	23,252
2010	12.268517	12.842069	4.67%	26,211
2009	11.377644	12.268517	7.83%	21,210
2008	12.247679	11.377644	-7.10%	15,538
2007	11.758213	12.247679	4.16%	16,368
2006	11.204020	11.758213	4.95%	19,338
2005	10.971215	11.204020	2.12%	18,207
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.671417	10.807752	1.28%	0
2013*	10.000000	10.671417	6.71%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.759988	10.820654	0.56%	2,157
2013*	10.000000	10.759988	7.60%	829

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	17.013287	17.688977	3.97%	136,708
2013	14.757414	17.013287	15.29%	146,269
2012	13.472820	14.757414	9.53%	167,602
2011	13.634749	13.472820	-1.19%	183,441
2010	12.436081	13.634749	9.64%	217,836
2009	10.560036	12.436081	17.77%	232,415
2008	13.909352	10.560036	-24.08%	238,831
2007	13.318307	13.909352	4.44%	287,607
2006	12.099196	13.318307	10.08%	235,492
2005	11.618642	12.099196	4.14%	181,878
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	18.350812	19.038976	3.75%	169,011
2013	15.169663	18.350812	20.97%	180,606
2012	13.490265	15.169663	12.45%	172,726
2011	13.943413	13.490265	-3.25%	210,182
2010	12.501126	13.943413	11.54%	218,146
2009	10.166666	12.501126	22.96%	222,675
2008	14.990874	10.166666	-32.18%	227,178
2007	14.287497	14.990874	4.92%	212,176
2006	12.618444	14.287497	13.23%	192,156
2005	11.921713	12.618444	5.84%	149,893
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	15.792911	16.351174	3.53%	43,036
2013	14.459153	15.792911	9.22%	54,868
2012	13.539227	14.459153	6.79%	57,153
2011	13.419623	13.539227	0.89%	58,024
2010	12.510267	13.419623	7.27%	66,857
2009	11.047191	12.510267	13.24%	71,551
2008	13.154760	11.047191	-16.02%	88,538
2007	12.571989	13.154760	4.64%	62,840
2006	11.729868	12.571989	7.18%	63,241
2005	11.356507	11.729868	3.29%	71,071
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2014	21.354697	22.966685	7.55%	204,902
2013	15.802870	21.354697	35.13%	230,529
2012	13.470193	15.802870	17.32%	257,023
2011	13.937912	13.470193	-3.36%	287,767
2010	12.959566	13.937912	7.55%	341,237
2009*	10.000000	12.959566	29.60%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.951825	-0.48%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.148174	1.48%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	41.368211	44.744704	8.16%	26,283
2013	31.454297	41.368211	31.52%	27,100
2012	27.087971	31.454297	16.12%	29,187
2011	28.117858	27.087971	-3.66%	30,856
2010	22.539123	28.117858	24.75%	34,700
2009	16.673054	22.539123	35.18%	42,407
2008	26.547341	16.673054	-37.20%	49,415
2007	24.970222	26.547341	6.32%	55,570
2006	22.986686	24.970222	8.63%	55,553
2005	20.743589	22.986686	10.81%	49,544
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	11.522637	11.390129	-1.15%	74,953
2013	11.656682	11.522637	-1.15%	76,306
2012	11.792667	11.656682	-1.15%	70,873
2011	11.929477	11.792667	-1.15%	94,875
2010	12.068244	11.929477	-1.15%	121,071
2009	12.203522	12.068244	-1.11%	156,779
2008	12.097060	12.203522	0.88%	187,610
2007	11.678837	12.097060	3.58%	137,086
2006	11.302306	11.678837	3.33%	103,483
2005	11.136308	11.302306	1.49%	88,502
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	18.415772	18.910970	2.69%	27,621
2013	18.841871	18.415772	-2.26%	28,157
2012	16.981414	18.841871	10.96%	29,177
2011	16.275553	16.981414	4.34%	27,621
2010	14.888534	16.275553	9.32%	27,640
2009	12.109454	14.888534	22.95%	26,184
2008	14.811446	12.109454	-18.24%	30,425
2007	14.322312	14.811446	3.42%	35,280
2006	13.819851	14.322312	3.64%	31,668
2005	13.681913	13.819851	1.01%	31,211
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2014	18.731605	18.329520	-2.15%	20,544
2013	15.613938	18.731605	19.97%	0
2012	13.626928	15.613938	14.58%	0
2011	15.202304	13.626928	-10.36%	0
2010	13.474169	15.202304	12.83%	0
2009*	10.000000	13.474169	34.74%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2014*	10.000000	9.035959	-9.64%	22,538

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2014	13.601544	14.848238	9.17%	36,793
2013	10.211992	13.601544	33.19%	40,071
2012	8.878946	10.211992	15.01%	47,263
2011	9.250880	8.878946	-4.02%	51,798
2010	8.101826	9.250880	14.18%	56,498
2009	6.315495	8.101826	28.28%	18,169
2008*	10.000000	6.315495	-36.85%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2014	15.144082	16.544475	9.25%	10,916
2013	11.311541	15.144082	33.88%	11,001
2012	9.713452	11.311541	16.45%	9,887
2011	10.434580	9.713452	-6.91%	8,693
2010*	10.000000	10.434580	4.35%	8,786
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.735469	13.878543	8.98%	0
2013	9.541471	12.735469	33.47%	0
2012	8.208690	9.541471	16.24%	0
2011	8.842733	8.208690	-7.17%	208
2010	7.934264	8.842733	11.45%	622
2009	6.299706	7.934264	25.95%	209
2008*	10.000000	6.299706	-37.00%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2014	14.496976	14.908488	2.84%	82,611
2013	10.554944	14.496976	37.35%	90,576
2012	9.292992	10.554944	13.58%	105,406
2011	9.816061	9.292992	-5.33%	115,419
2010	7.830213	9.816061	25.36%	126,685
2009	6.231294	7.830213	25.66%	140,055
2008*	10.000000	6.231294	-37.69%	4,408
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	15.231863	17.619336	15.67%	51,334
2013	11.357084	15.231863	34.12%	54,812
2012	9.875328	11.357084	15.00%	61,964
2011	10.227396	9.875328	-3.44%	77,073
2010	8.648417	10.227396	18.26%	93,110
2009	6.705806	8.648417	28.97%	100,824
2008*	10.000000	6.705806	-32.94%	7,441

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014	22.410648	22.775759	1.63%	9,727
2013	15.712292	22.410648	42.63%	11,404
2012	14.012537	15.712292	12.13%	14,278
2011	14.267718	14.012537	-1.79%	15,893
2010	11.505620	14.267718	24.01%	17,403
2009	9.131786	11.505620	26.00%	18,979
2008	17.241801	9.131786	-47.04%	19,931
2007	15.893793	17.241801	8.48%	23,224
2006	15.578606	15.893793	2.02%	26,975
2005	14.579713	15.578606	6.85%	24,476
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014	52.173387	55.194925	5.79%	21,405
2013	37.592542	52.173387	38.79%	25,357
2012	31.575230	37.592542	19.06%	27,798
2011	33.647927	31.575230	-6.16%	29,947
2010	26.886130	33.647927	25.15%	32,942
2009	21.549644	26.886130	24.76%	36,895
2008	32.131819	21.549644	-32.93%	41,179
2007	34.914843	32.131819	-7.97%	46,199
2006	30.112384	34.914843	15.95%	47,331
2005	29.553543	30.112384	1.89%	45,432
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014	42.645168	42.498375	-0.34%	26,815
2013	30.616746	42.645168	39.29%	34,166
2012	26.816500	30.616746	14.17%	40,792
2011	28.724632	26.816500	-6.64%	45,343
2010	23.187571	28.724632	23.88%	49,572
2009	17.414238	23.187571	33.15%	54,050
2008	28.501641	17.414238	-38.90%	60,843
2007	28.233079	28.501641	0.95%	66,045
2006	25.491825	28.233079	10.75%	64,479
2005	22.959559	25.491825	11.03%	54,587
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2014	17.890140	19.832671	10.86%	65,453
2013	13.804695	17.890140	29.59%	68,392
2012	12.227588	13.804695	12.90%	80,970
2011	12.304483	12.227588	-0.62%	89,163
2010	10.971862	12.304483	12.15%	105,130
2009	8.802384	10.971862	24.65%	114,486
2008	15.236520	8.802384	-42.23%	144,977
2007	14.248988	15.236520	6.93%	150,546
2006	12.685521	14.248988	12.32%	161,403
2005	11.943858	12.685521	6.21%	167,707

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2014	11.445229	14.581577	27.40%	73,410
2013	11.236208	11.445229	1.86%	80,247
2012	9.817385	11.236208	14.45%	84,562
2011	9.325162	9.817385	5.28%	95,119
2010	7.246440	9.325162	28.69%	107,439
2009	5.603068	7.246440	29.33%	128,544
2008*	10.000000	5.603068	-43.97%	1,771
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.710717	13.089868	11.78%	8,752
2013*	10.000000	11.710717	17.11%	1,791
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.724502	10.653524	-0.66%	1,370
2013	10.837845	10.724502	-1.05%	1,760
2012	10.591062	10.837845	2.33%	5,602
2011	10.576649	10.591062	0.14%	10,267
2010	10.446897	10.576649	1.24%	9,218
2009	9.866941	10.446897	5.88%	4,870
2008*	10.000000	9.866941	-1.33%	675
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.582420	13.003827	3.35%	1,820
2013*	10.000000	12.582420	25.82%	5
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	16.514477	14.994609	-9.20%	5,985
2013	13.911205	16.514477	18.71%	4,544
2012	11.770571	13.911205	18.19%	5,342
2011	13.596896	11.770571	-13.43%	5,112
2010	12.934195	13.596896	5.12%	6,580
2009*	10.000000	12.934195	29.34%	9,087
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	10.864411	10.804979	-0.55%	23,287
2013	10.923435	10.864411	-0.54%	20,415
2012	10.564320	10.923435	3.40%	14,750
2011	10.656107	10.564320	-0.86%	17,048
2010	10.238941	10.656107	4.07%	18,322
2009	9.139973	10.238941	12.02%	16,526
2008	10.680593	9.139973	-14.42%	21,343
2007	10.313421	10.680593	3.56%	22,234
2006	10.012367	10.313421	3.01%	14,308
2005	9.984412	10.012367	0.28%	8,473

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	12.601519	12.888942	2.28%	11
2013	8.741443	12.601519	44.16%	0
2012	8.126519	8.741443	7.57%	0
2011	8.308990	8.126519	-2.20%	1,650
2010	7.027444	8.308990	18.24%	0
2009	5.791426	7.027444	21.34%	0
2008	9.679898	5.791426	-40.17%	482
2007	9.742968	9.679898	-0.65%	308
2006*	10.000000	9.742968	-2.57%	149
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	19.261839	21.017073	9.11%	5,209
2013	14.160896	19.261839	36.02%	5,608
2012	12.908706	14.160896	9.70%	6,142
2011	13.473620	12.908706	-4.19%	6,755
2010	11.094594	13.473620	21.44%	7,419
2009	8.539874	11.094594	29.92%	5,535
2008	14.266478	8.539874	-40.14%	8,014
2007	13.412223	14.266478	6.37%	16,883
2006	11.932717	13.412223	12.40%	9,201
2005	11.296531	11.932717	5.63%	4,805
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2014	23.004947	26.244379	14.08%	354
2013	17.937856	23.004947	28.25%	354
2012	15.901857	17.937856	12.80%	354
2011	16.273489	15.901857	-2.28%	502
2010	15.045825	16.273489	8.16%	502
2009	10.532128	15.045825	42.86%	106,113
2008	19.556880	10.532128	-46.15%	118,023
2007	17.333124	19.556880	12.83%	131,152
2006	16.243171	17.333124	6.71%	137,483
2005	15.634471	16.243171	3.89%	133,077
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2014	22.865972	23.910415	4.57%	48,609
2013	17.010701	22.865972	34.42%	49,357
2012	14.778428	17.010701	15.10%	52,494
2011	14.787968	14.778428	-0.06%	57,080
2010	11.736436	14.787968	26.00%	62,681
2009	8.953474	11.736436	31.08%	66,973
2008	17.783866	8.953474	-49.65%	67,485
2007	16.920420	17.783866	5.10%	70,472
2006	16.625356	16.920420	1.77%	77,089
2005	14.972502	16.625356	11.04%	78,121

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2014	18.779307	18.988862	1.12%	87,062
2013	14.922759	18.779307	25.84%	8,235
2012	12.449393	14.922759	19.87%	8,978
2011	13.732396	12.449393	-9.34%	9,446
2010	11.979518	13.732396	14.63%	12,272
2009	8.670472	11.979518	38.16%	14,001
2008	14.665223	8.670472	-40.88%	15,341
2007	13.954930	14.665223	5.09%	18,932
2006	11.994723	13.954930	16.34%	20,786
2005	10.615063	11.994723	13.00%	23,028
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2014	10.028221	10.194295	1.66%	3,546
2013	10.158333	10.028221	-1.28%	3,619
2012*	10.000000	10.158333	1.58%	2,646
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	9.043192	-9.57%	851
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2014	20.936077	22.910419	9.43%	44,513
2013	16.072700	20.936077	30.26%	43,499
2012	13.912820	16.072700	15.52%	46,337
2011	14.076369	13.912820	-1.16%	54,667
2010	12.264481	14.076369	14.77%	58,330
2009	9.671519	12.264481	26.81%	72,079
2008	15.901541	9.671519	-39.18%	77,318
2007	15.405998	15.901541	3.22%	81,268
2006	13.548971	15.405998	13.71%	82,184
2005	12.933232	13.548971	4.76%	72,273
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2014	15.629281	17.293227	10.65%	5,195
2013	11.212225	15.629281	39.39%	6,254
2012	9.613731	11.212225	16.63%	4,295
2011	9.945375	9.613731	-3.33%	4,230
2010	8.152745	9.945375	21.99%	4,143
2009	6.011559	8.152745	35.62%	6,452
2008	9.782119	6.011559	-38.55%	10,446
2007	10.017743	9.782119	-2.35%	11,848
2006*	10.000000	10.017743	0.18%	7,602
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.524441	10.450730	-0.70%	8,515
2013	10.635249	10.524441	-1.04%	10,638
2012*	10.000000	10.635249	6.35%	2,908
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014*	10.000000	9.710823	-2.89%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	12.113330	12.010066	-0.85%	471
2013	13.115558	12.113330	-7.64%	604
2012	12.608799	13.115558	4.02%	1,041
2011	11.764923	12.608799	7.17%	910
2010	10.881912	11.764923	8.11%	1,637
2009*	10.000000	10.881912	8.82%	252
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.731651	11.683511	-0.41%	30,352
2013	11.895761	11.731651	-1.38%	29,876
2012	11.380137	11.895761	4.53%	29,253
2011	11.397306	11.380137	-0.15%	27,170
2010	10.961461	11.397306	3.98%	20,370
2009*	10.000000	10.961461	9.61%	6,780
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2014	13.571202	13.829839	1.91%	0
2013	15.123027	13.571202	-10.26%	0
2012	14.067840	15.123027	7.50%	0
2011	12.743989	14.067840	10.39%	0
2010	11.924954	12.743989	6.87%	0
2009	10.193531	11.924954	16.99%	0
2008	11.091221	10.193531	-8.09%	0
2007	10.141328	11.091221	9.37%	0
2006*	10.000000	10.141328	1.41%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2014	14.976626	15.436680	3.07%	0
2013	15.453050	14.976626	-3.08%	0
2012	14.263917	15.453050	8.34%	0
2011	13.927366	14.263917	2.42%	0
2010	13.032053	13.927366	6.87%	0
2009	11.561741	13.032053	12.72%	0
2008	11.166001	11.561741	3.54%	0
2007	10.388364	11.166001	7.49%	0
2006*	10.000000	10.388364	3.88%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.494450	10.806099	2.97%	38,197
2013	10.839073	10.494450	-3.18%	36,836
2012	10.014102	10.839073	8.24%	27,140
2011*	10.000000	10.014102	0.14%	17,916

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2014	14.079982	13.420009	-4.69%	0
2013	11.773015	14.079982	19.60%	0
2012	11.068562	11.773015	6.36%	0
2011	12.738663	11.068562	-13.11%	0
2010	9.915852	12.738663	28.47%	0
2009	6.347117	9.915852	56.23%	0
2008	11.318777	6.347117	-43.92%	0
2007	11.013104	11.318777	2.78%	0
2006*	10.000000	11.013104	10.13%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	22.189717	28.783452	29.72%	29,889
2013	14.914208	22.189717	48.78%	25,142
2012	11.517684	14.914208	29.49%	15,159
2011	10.555188	11.517684	9.12%	4,697
2010*	10.000000	10.555188	5.55%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2014	12.320481	13.135450	6.61%	1,731
2013	12.503450	12.320481	-1.46%	874
2012	11.558139	12.503450	8.18%	1,229
2011	11.067196	11.558139	4.44%	2,541
2010	10.449346	11.067196	5.91%	2,558
2009	9.641045	10.449346	8.38%	3,040
2008	10.861617	9.641045	-11.24%	6,504
2007	10.420412	10.861617	4.23%	7,885
2006*	10.000000	10.420412	4.20%	2,751
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2014	43.331851	44.087488	1.74%	392
2013	48.039311	43.331851	-9.80%	447
2012	41.199539	48.039311	16.60%	567
2011	38.939037	41.199539	5.81%	663
2010	35.894065	38.939037	8.48%	727
2009	27.887028	35.894065	28.71%	766
2008	33.180925	27.887028	-15.95%	2,679
2007	31.510701	33.180925	5.30%	2,927
2006	28.767313	31.510701	9.54%	3,165
2005	25.924994	28.767313	10.96%	3,583

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
2014	16.824572	16.989426	0.98%	0
2013	14.679416	16.824572	14.61%	0
2012	13.044621	14.679416	12.53%	0
2011	13.700079	13.044621	-4.78%	0
2010	13.114039	13.700079	4.47%	0
2009	10.010271	13.114039	31.01%	0
2008	18.288061	10.010271	-45.26%	0
2007	16.146209	18.288061	13.27%	0
2006	13.052832	16.146209	23.70%	0
2005	11.888377	13.052832	9.79%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2014	59.630860	58.700542	-1.56%	1,876
2013	53.851472	59.630860	10.73%	2,092
2012	41.969100	53.851472	28.31%	2,688
2011	57.171559	41.969100	-26.59%	790
2010	45.597634	57.171559	25.38%	983
2009	21.638159	45.597634	110.73%	1,547
2008	62.153612	21.638159	-65.19%	1,829
2007	45.692872	62.153612	36.02%	2,392
2006	33.136572	45.692872	37.89%	2,878
2005	25.395192	33.136572	30.48%	3,975
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	50.560079	40.430567	-20.03%	2,962
2013	46.273824	50.560079	9.26%	3,060
2012	45.280208	46.273824	2.19%	4,894
2011	54.825340	45.280208	-17.41%	1,073
2010	42.915980	54.825340	27.75%	1,078
2009	27.559137	42.915980	55.72%	2,323
2008	51.750299	27.559137	-46.75%	2,464
2007	36.018604	51.750299	43.68%	2,584
2006	29.268051	36.018604	23.06%	4,223
2005	19.520708	29.268051	49.93%	4,918
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.520797	8.387716	-20.27%	7,251
2013	9.649712	10.520797	9.03%	6,167
2012*	10.000000	9.649712	-3.50%	4,425
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	24.515532	23.778571	-3.01%	1,869
2013	16.508394	24.515532	48.50%	1,970
2012	15.482265	16.508394	6.63%	3,690
2011	16.416634	15.482265	-5.69%	3,918
2010	13.100218	16.416634	25.32%	2,632
2009*	10.000000	13.100218	31.00%	2,674

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.237121	11.569328	2.96%	15,511
2013	10.161069	11.237121	10.59%	14,413
2012*	10.000000	10.161069	1.61%	1,295
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	15.716509	16.917054	7.64%	18,427
2013	11.557598	15.716509	35.98%	18,500
2012	9.874545	11.557598	17.04%	1,765
2011	10.937267	9.874545	-9.72%	0
2010	8.744818	10.937267	25.07%	0
2009	6.204371	8.744818	40.95%	0
2008*	10.000000	6.204371	-37.96%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	13.585119	13.864996	2.06%	18,366
2013	15.024082	13.585119	-9.58%	18,047
2012	14.161086	15.024082	6.09%	6,990
2011	12.826176	14.161086	10.41%	6,655
2010	12.349734	12.826176	3.86%	4,663
2009	11.341243	12.349734	8.89%	3,778
2008	11.664298	11.341243	-2.77%	3,642
2007	10.782991	11.664298	8.17%	3,992
2006	10.743070	10.782991	0.37%	3,514
2005	10.705893	10.743070	0.35%	2,979
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2014	20.501156	22.787737	11.15%	9,086
2013	15.277461	20.501156	34.19%	12,387
2012	13.476424	15.277461	13.36%	11,567
2011	13.228101	13.476424	1.88%	11,398
2010	11.729347	13.228101	12.78%	11,653
2009	10.052611	11.729347	16.68%	11,884
2008	15.554749	10.052611	-35.37%	12,575
2007	15.755326	15.554749	-1.27%	11,924
2006	13.618988	15.755326	15.69%	12,171
2005	13.173845	13.618988	3.38%	9,846
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2014	18.267672	17.054562	-6.64%	0
2013	15.104464	18.267672	20.94%	0
2012	12.618120	15.104464	19.70%	0
2011	14.519615	12.618120	-13.10%	0
2010	12.971540	14.519615	11.93%	0
2009	9.815043	12.971540	32.16%	0
2008	18.004862	9.815043	-45.49%	476
2007	15.437238	18.004862	16.63%	527
2006	12.496772	15.437238	23.53%	814
2005	11.167883	12.496772	11.90%	883

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2014	17.503134	20.133170	15.03%	21,626
2013	13.615345	17.503134	28.55%	21,931
2012	11.846752	13.615345	14.93%	6,063
2011	12.074087	11.846752	-1.88%	5,293
2010	10.247605	12.074087	17.82%	5,303
2009	7.981902	10.247605	28.39%	5,303
2008	10.679075	7.981902	-25.26%	5,673
2007	11.064576	10.679075	-3.48%	5,229
2006*	10.000000	11.064576	10.65%	54
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2014	29.307642	32.743433	11.72%	0
2013	22.518979	29.307642	30.15%	0
2012	19.893508	22.518979	13.20%	0
2011	19.932410	19.893508	-0.20%	0
2010	17.786839	19.932410	12.06%	0
2009	15.019486	17.786839	18.43%	13,651
2008	20.761269	15.019486	-27.66%	14,627
2007	22.153132	20.761269	-6.28%	20,563
2006	18.896571	22.153132	17.23%	18,623
2005	18.208834	18.896571	3.78%	15,392
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	15.317744	15.426362	0.71%	151,733
2013	13.550365	15.317744	13.04%	154,875
2012	12.472250	13.550365	8.64%	10,939
2011	13.100288	12.472250	-4.79%	6,263
2010	12.080182	13.100288	8.44%	5,689
2009*	10.000000	12.080182	20.80%	461
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.242868	12.775566	4.35%	381
2013*	10.000000	12.242868	22.43%	391
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.896909	8.97%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	24.289802	25.227398	3.86%	7,375
2013	17.471304	24.289802	39.03%	7,741
2012	15.278847	17.471304	14.35%	9,187
2011	15.377498	15.278847	-0.64%	9,485
2010	12.369464	15.377498	24.32%	7,089
2009	10.013642	12.369464	23.53%	11,973
2008	14.670723	10.013642	-31.74%	14,674
2007	14.947780	14.670723	-1.85%	16,548
2006	13.223234	14.947780	13.04%	22,173
2005	12.480627	13.223234	5.95%	19,938

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2014	16.908935	18.953434	12.09%	1,160
2013	12.739110	16.908935	32.73%	1,155
2012	11.515259	12.739110	10.63%	1,763
2011	11.550728	11.515259	-0.31%	2,261
2010	10.182340	11.550728	13.44%	2,246
2009	7.705099	10.182340	32.15%	2,259
2008	11.892933	7.705099	-35.21%	2,472
2007	11.168633	11.892933	6.49%	2,476
2006	10.351504	11.168633	7.89%	3,123
2005	10.111287	10.351504	2.38%	4,445
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2014	19.752217	22.134999	12.06%	61,810
2013	15.142300	19.752217	30.44%	61,313
2012	13.242551	15.142300	14.35%	11,826
2011	13.156042	13.242551	0.66%	13,945
2010	11.595206	13.156042	13.46%	19,647
2009	9.289668	11.595206	24.82%	25,899
2008	14.958510	9.289668	-37.90%	30,737
2007	14.385200	14.958510	3.99%	30,917
2006	12.605780	14.385200	14.12%	31,127
2005	12.186711	12.605780	3.44%	29,593
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2014	20.500202	21.893100	6.79%	11,597
2013	17.133379	20.500202	19.65%	10,978
2012	15.703984	17.133379	9.10%	16,536
2011	14.580318	15.703984	7.71%	10,670
2010	12.797113	14.580318	13.93%	4,880
2009	10.568422	12.797113	21.09%	4,796
2008	15.183971	10.568422	-30.40%	4,817
2007	14.346155	15.183971	5.84%	4,521
2006	12.465876	14.346155	15.08%	4,756
2005	12.087664	12.465876	3.13%	4,082
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014*	10.000000	9.918673	-0.81%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2014	17.855420	18.310304	2.55%	4,289
2013	17.887155	17.855420	-0.18%	5,431
2012	16.500735	17.887155	8.40%	6,854
2011	16.329532	16.500735	1.05%	9,941
2010	15.232405	16.329532	7.20%	13,126
2009	12.801405	15.232405	18.99%	15,765
2008	13.975403	12.801405	-8.40%	16,508
2007	13.423384	13.975403	4.11%	18,135
2006	13.044103	13.423384	2.91%	21,823
2005	13.033001	13.044103	0.09%	19,223

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2014	13.908050	14.338825	3.10%	803
2013	12.414356	13.908050	12.03%	804
2012	11.250785	12.414356	10.34%	805
2011	11.419590	11.250785	-1.48%	4,299
2010	10.252378	11.419590	11.38%	4,300
2009	8.358168	10.252378	22.66%	3,492
2008	11.291189	8.358168	-25.98%	0
2007	10.519576	11.291189	7.34%	0
2006*	10.000000	10.519576	5.20%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2014	13.739696	14.207983	3.41%	48,307
2013	11.993074	13.739696	14.56%	43,980
2012	10.724695	11.993074	11.83%	14,102
2011	10.978165	10.724695	-2.31%	907
2010	9.702572	10.978165	13.15%	909
2009	7.625956	9.702572	27.23%	720
2008	11.471058	7.625956	-33.52%	2,300
2007	10.539579	11.471058	8.84%	727
2006*	10.000000	10.539579	5.40%	675
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2014	13.905654	14.406679	3.60%	2,105
2013	11.584251	13.905654	20.04%	4,012
2012	10.153311	11.584251	14.09%	131
2011	10.561122	10.153311	-3.86%	7,268
2010	9.214958	10.561122	14.61%	13,181
2009	7.097840	9.214958	29.83%	15,116
2008	11.601646	7.097840	-38.82%	294
2007	10.559747	11.601646	9.87%	24
2006*	10.000000	10.559747	5.60%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2014	29.687661	32.797407	10.47%	0
2013	22.912045	29.687661	29.57%	0
2012	19.939225	22.912045	14.91%	0
2011	20.727482	19.939225	-3.80%	0
2010	17.914214	20.727482	15.70%	0
2009	13.365134	17.914214	34.04%	42,910
2008	23.573218	13.365134	-43.30%	39,148
2007	20.305885	23.573218	16.09%	47,461
2006	18.417343	20.305885	10.25%	41,576
2005	15.952706	18.417343	15.45%	32,383

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	12.410031	10.695765	-13.81%	15,828
2013	10.117745	12.410031	22.66%	9,667
2012	9.777986	10.117745	3.47%	7,038
2011	10.439308	9.777986	-6.33%	6,724
2010	8.867305	10.439308	17.73%	7,194
2009	6.081720	8.867305	45.80%	5,267
2008	13.500848	6.081720	-54.95%	3,570
2007	9.383035	13.500848	43.89%	3,842
2006*	10.000000	9.383035	-6.17%	2,225
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2014	21.723175	23.318282	7.34%	49,509
2013	17.175680	21.723175	26.48%	52,064
2012	14.834974	17.175680	15.78%	28,888
2011	14.886926	14.834974	-0.35%	29,410
2010	13.092259	14.886926	13.71%	32,721
2009	10.190835	13.092259	28.47%	39,619
2008	18.002932	10.190835	-43.39%	39,255
2007	17.968073	18.002932	0.19%	48,032
2006	15.144659	17.968073	18.64%	41,700
2005	14.493567	15.144659	4.49%	38,503
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2014	15.930862	17.644677	10.76%	0
2013	11.703104	15.930862	36.13%	0
2012	9.915687	11.703104	18.03%	0
2011	9.821719	9.915687	0.96%	0
2010	8.039293	9.821719	22.17%	0
2009	5.583962	8.039293	43.97%	302
2008	12.576778	5.583962	-55.60%	303
2007	10.346265	12.576778	21.56%	512
2006	9.944414	10.346265	4.04%	512
2005	9.245533	9.944414	7.56%	513
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2014	19.578164	21.507384	9.85%	47,050
2013	14.548704	19.578164	34.57%	48,998
2012	12.855879	14.548704	13.17%	20,478
2011	12.993343	12.855879	-1.06%	30,709
2010	10.600829	12.993343	22.57%	26,809
2009	8.372807	10.600829	26.61%	35,083
2008	16.060924	8.372807	-47.87%	35,415
2007	12.813873	16.060924	25.34%	34,797
2006	12.151083	12.813873	5.45%	35,207
2005	11.638000	12.151083	4.41%	36,372

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2014	16.573026	16.550114	-0.14%	1,509
2013	15.843684	16.573026	4.60%	1,523
2012	14.043042	15.843684	12.82%	2,357
2011	13.676299	14.043042	2.68%	2,358
2010	12.165048	13.676299	12.42%	2,937
2009	8.563916	12.165048	42.05%	2,986
2008	11.567096	8.563916	-25.96%	3,493
2007	11.405362	11.567096	1.42%	3,546
2006	10.382924	11.405362	9.85%	12,944
2005	10.250064	10.382924	1.30%	13,386
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2014	13.925749	14.550316	4.48%	16,754
2013	14.366349	13.925749	-3.07%	16,490
2012	13.748136	14.366349	4.50%	34,809
2011	12.979067	13.748136	5.93%	14,628
2010	12.199820	12.979067	6.39%	18,615
2009	10.674834	12.199820	14.29%	26,016
2008	11.178437	10.674834	-4.51%	15,300
2007	10.857668	11.178437	2.95%	16,736
2006	10.536126	10.857668	3.05%	10,201
2005	10.446445	10.536126	0.86%	4,884
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2014	15.905133	16.687983	4.92%	27,761
2013	11.831501	15.905133	34.43%	32,295
2012	10.436160	11.831501	13.37%	17,775
2011	11.830540	10.436160	-11.79%	14,019
2010	9.303679	11.830540	27.16%	17,059
2009	6.725459	9.303679	38.34%	13,760
2008	11.253265	6.725459	-40.24%	11,268
2007	9.863182	11.253265	14.09%	14,410
2006*	10.000000	9.863182	-1.37%	13,537
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2014	18.984497	17.225959	-9.26%	45
2013	14.738062	18.984497	28.81%	45
2012	12.375401	14.738062	19.09%	45
2011	15.132512	12.375401	-18.22%	45
2010	13.555045	15.132512	11.64%	815
2009	10.850910	13.555045	24.92%	832
2008	19.565247	10.850910	-44.54%	832
2007	16.896770	19.565247	15.79%	858
2006	14.499246	16.896770	16.54%	858
2005	12.334722	14.499246	17.55%	927

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2014	21.681259	22.854658	5.41%	737
2013	16.822770	21.681259	28.88%	1,043
2012	13.396840	16.822770	25.57%	1,098
2011	14.875465	13.396840	-9.94%	1,985
2010	11.906264	14.875465	24.94%	2,724
2009	7.656370	11.906264	55.51%	2,808
2008	15.872344	7.656370	-51.76%	2,915
2007	15.214228	15.872344	4.33%	2,100
2006	13.252038	15.214228	14.81%	1,736
2005	13.078442	13.252038	1.33%	1,352
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	12.545987	12.748465	1.61%	55,036
2013	10.259562	12.545987	22.29%	54,090
2012	9.003906	10.259562	13.95%	6,239
2011	9.255758	9.003906	-2.72%	6,671
2010	8.496860	9.255758	8.93%	2,613
2009	6.602655	8.496860	28.69%	141
2008*	10.000000	6.602655	-33.97%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	14.983267	15.486773	3.36%	120,218
2013	13.309689	14.983267	12.57%	119,602
2012	11.958652	13.309689	11.30%	4,411
2011	11.821730	11.958652	1.16%	3,547
2010	10.619457	11.821730	11.32%	5,379
2009	7.926819	10.619457	33.97%	5,675
2008	11.405666	7.926819	-30.50%	5,192
2007	11.126930	11.405666	2.51%	3,292
2006*	10.000000	11.126930	11.27%	1,440
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	15.699158	15.599338	-0.64%	13,669
2013	11.663216	15.699158	34.60%	14,230
2012	9.971622	11.663216	16.96%	10,762
2011	10.486815	9.971622	-4.91%	10,859
2010	8.277889	10.486815	26.68%	12,287
2009	6.487052	8.277889	27.61%	5,625
2008	9.802409	6.487052	-33.82%	3,946
2007	10.164026	9.802409	-3.56%	1,725
2006*	10.000000	10.164026	1.64%	803
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.353141	-6.47%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2014	19.737578	17.377700	-11.96%	0
2013	16.205606	19.737578	21.79%	0
2012	13.830846	16.205606	17.17%	0
2011	15.631197	13.830846	-11.52%	0
2010	14.557993	15.631197	7.37%	0
2009	10.728574	14.557993	35.69%	0
2008	18.169582	10.728574	-40.95%	0
2007	15.883636	18.169582	14.39%	0
2006	13.209799	15.883636	20.24%	0
2005	12.101957	13.209799	9.15%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014*	10.000000	8.664341	-13.36%	1,581
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014*	10.000000	10.004307	0.04%	49,244
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.478269	11.787966	2.70%	3,992
2013	10.229842	11.478269	12.20%	4,077
2012*	10.000000	10.229842	2.30%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.915253	10.252727	3.40%	1,405
2013*	10.000000	9.915253	-0.85%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2014	11.614925	12.049802	3.74%	0
2013	9.855346	11.614925	17.85%	0
2012	8.557335	9.855346	15.17%	0
2011	10.287045	8.557335	-16.81%	0
2010	8.999893	10.287045	14.30%	0
2009	7.608140	8.999893	18.29%	0
2008	12.498196	7.608140	-39.13%	0
2007	11.618503	12.498196	7.57%	0
2006*	10.000000	11.618503	16.19%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2014	13.192936	14.735588	11.69%	0
2013	10.230691	13.192936	28.95%	0
2012	8.943015	10.230691	14.40%	0
2011	9.460736	8.943015	-5.47%	0
2010	7.711382	9.460736	22.69%	0
2009	5.421591	7.711382	42.23%	0
2008	9.140620	5.421591	-40.69%	0
2007	10.329601	9.140620	-11.51%	0
2006*	10.000000	10.329601	3.30%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2014	14.155435	14.924072	5.43%	0
2013	12.531548	14.155435	12.96%	0
2012	11.196445	12.531548	11.92%	0
2011	11.258535	11.196445	-0.55%	0
2010	10.306644	11.258535	9.24%	0
2009	8.303672	10.306644	24.12%	0
2008	11.544721	8.303672	-28.07%	0
2007	11.020304	11.544721	4.76%	0
2006*	10.000000	11.020304	10.20%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2014	15.143268	16.100312	6.32%	0
2013	11.505781	15.143268	31.61%	0
2012	10.082668	11.505781	14.11%	0
2011	10.668580	10.082668	-5.49%	0
2010	9.259588	10.668580	15.22%	0
2009	7.046167	9.259588	31.41%	0
2008	11.582675	7.046167	-39.17%	0
2007	11.403056	11.582675	1.58%	0
2006*	10.000000	11.403056	14.03%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2014	17.095870	17.315297	1.28%	0
2013	16.113915	17.095870	6.09%	0
2012	14.199054	16.113915	13.49%	0
2011	14.376416	14.199054	-1.23%	0
2010	12.605713	14.376416	14.05%	0
2009	7.385647	12.605713	70.68%	0
2008	10.676057	7.385647	-30.82%	0
2007	10.586683	10.676057	0.84%	0
2006*	10.000000	10.586683	5.87%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2014	19.942634	19.431136	-2.56%	0
2013	14.755610	19.942634	35.15%	0
2012	12.497285	14.755610	18.07%	0
2011	13.259810	12.497285	-5.75%	0
2010	11.011026	13.259810	20.42%	0
2009	7.147164	11.011026	54.06%	0
2008	11.779101	7.147164	-39.32%	0
2007	10.814274	11.779101	8.92%	0
2006*	10.000000	10.814274	8.14%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2014	17.645995	17.593438	-0.30%	0
2013	13.396173	17.645995	31.72%	0
2012	11.577337	13.396173	15.71%	0
2011	12.667010	11.577337	-8.60%	0
2010	10.883613	12.667010	16.39%	0
2009	7.653752	10.883613	42.20%	0
2008	10.829314	7.653752	-29.32%	0
2007	10.761427	10.829314	0.63%	0
2006*	10.000000	10.761427	7.61%	0
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series) - Q/NQ
2014	14.422044	15.503067	7.50%	0
2013	10.327864	14.422044	39.64%	0
2012	9.370803	10.327864	10.21%	0
2011	9.673906	9.370803	-3.13%	0
2010	7.526143	9.673906	28.54%	0
2009	5.634475	7.526143	33.57%	0
2008	10.806233	5.634475	-47.86%	0
2007	10.357726	10.806233	4.33%	0
2006*	10.000000	10.357726	3.58%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus Large Growth Series) - Q/NQ
2014	12.414832	14.134821	13.85%	0
2013	9.795903	12.414832	26.73%	0
2012	8.955603	9.795903	9.38%	0
2011	9.473569	8.955603	-5.47%	0
2010	8.220088	9.473569	15.25%	0
2009	6.242362	8.220088	31.68%	0
2008	10.040272	6.242362	-37.83%	0
2007	10.832470	10.040272	-7.31%	0
2006*	10.000000	10.832470	8.32%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	13.331810	14.247788	6.87%	0
2013	9.652441	13.331810	38.12%	0
2012*	10.000000	9.652441	-3.48%	0
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
2014	18.610271	22.003521	18.23%	0
2013	13.402571	18.610271	38.86%	0
2012	11.220743	13.402571	19.44%	0
2011	10.925222	11.220743	2.70%	0
2010	10.501983	10.925222	4.03%	0
2009	8.325488	10.501983	26.14%	0
2008	11.805376	8.325488	-29.48%	0
2007	10.683050	11.805376	10.51%	0
2006*	10.000000	10.683050	6.83%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
2014	11.657100	13.201098	13.25%	0
2013	11.487010	11.657100	1.48%	0
2012	9.074937	11.487010	26.58%	0
2011	9.824406	9.074937	-7.63%	0
2010	8.461723	9.824406	16.10%	0
2009	6.511587	8.461723	29.95%	0
2008	11.906931	6.511587	-45.31%	0
2007	12.759106	11.906931	-6.68%	0
2006*	10.000000	12.759106	27.59%	0
Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
2014	23.247951	23.045092	-0.87%	0
2013	19.771086	23.247951	17.59%	0
2012	17.321355	19.771086	14.14%	0
2011	18.798634	17.321355	-7.86%	0
2010	16.858284	18.798634	11.51%	0
2009	12.616616	16.858284	33.62%	0
2008	21.419228	12.616616	-41.10%	0
2007	18.898897	21.419228	13.34%	0
2006	14.916325	18.898897	26.70%	0
2005	12.801831	14.916325	16.52%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.648421	13.017711	2.92%	414
2013	9.965432	12.648421	26.92%	130
2012*	10.000000	9.965432	-0.35%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	13.155112	13.996975	6.40%	0
2013	9.747086	13.155112	34.96%	0
2012*	10.000000	9.747086	-2.53%	338
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	31.290052	29.286860	-6.40%	52,764
2013	25.309292	31.290052	23.63%	51,574
2012	21.495425	25.309292	17.74%	11,447
2011	23.445457	21.495425	-8.32%	6,326
2010	21.835756	23.445457	7.37%	5,376
2009	17.674192	21.835756	23.55%	1,049
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	25.818009	25.994052	0.68%	17,605
2013	23.648612	25.818009	9.17%	18,364
2012	20.175574	23.648612	17.21%	2,897
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	22.732884	24.227587	6.58%	8,738
2013	17.707638	22.732884	28.38%	9,899
2012	15.783008	17.707638	12.19%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	14.223755	15.243046	7.17%	22,563
2013	10.999236	14.223755	29.32%	22,372
2012	8.988590	10.999236	22.37%	13,637
2011	9.776182	8.988590	-8.06%	15,072
2010	9.292757	9.776182	5.20%	32,155
2009	6.441522	9.292757	44.26%	22,179
2008	11.707458	6.441522	-44.98%	20,968
2007	8.673028	11.707458	34.99%	14,631
2006	8.044709	8.673028	7.81%	15,514
2005	7.233815	8.044709	11.21%	15,779
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	7.156853	7.731925	8.04%	15,877
2013	5.350251	7.156853	33.77%	15,702
2012	4.545048	5.350251	17.72%	11,386
2011	5.036169	4.545048	-9.75%	119
2010	4.097605	5.036169	22.91%	417
2009	2.643381	4.097605	55.01%	462
2008	4.775364	2.643381	-44.65%	464
2007	3.971844	4.775364	20.23%	468
2006	3.728118	3.971844	6.54%	469
2005	3.382577	3.728118	10.22%	610
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	14.713550	12.777784	-13.16%	8,331
2013	13.031196	14.713550	12.91%	7,935
2012	11.653771	13.031196	11.82%	9,169
2011	17.432478	11.653771	-33.15%	696
2010	14.113259	17.432478	23.52%	1,423
2009	7.977040	14.113259	76.92%	1,458
2008	16.901767	7.977040	-52.80%	1,461
2007	13.363752	16.901767	26.47%	1,541
2006	9.224320	13.363752	44.88%	1,802
2005	7.075935	9.224320	30.36%	1,922
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2014	22.710707	25.827966	13.73%	15,847
2013	17.374326	22.710707	30.71%	16,215
2012	14.608992	17.374326	18.93%	3,677
2011	14.473302	14.608992	0.94%	1,010
2010	11.865912	14.473302	21.97%	1,013
2009	9.479322	11.865912	25.18%	1,430
2008	14.364858	9.479322	-34.01%	1,433
2007	14.192075	14.364858	1.22%	2,856
2006	12.293683	14.192075	15.44%	2,925
2005	11.393010	12.293683	7.91%	6,602
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014*	10.000000	9.459663	-5.40%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	14.280243	13.051490	-8.60%	12,045
2013	10.234937	14.280243	39.52%	10,184
2012*	10.000000	10.234937	2.35%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	15.681467	17.073973	8.88%	19,475
2013	11.705286	15.681467	33.97%	25,891
2012	10.223967	11.705286	14.49%	4,010
2011	10.396378	10.223967	-1.66%	3,816
2010	9.461369	10.396378	9.88%	3,783
2009	7.820481	9.461369	20.98%	4,506
2008	11.769084	7.820481	-33.55%	5,086
2007	11.072036	11.769084	6.30%	2,553
2006*	10.000000	11.072036	10.72%	14
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	15.077883	15.065684	-0.08%	14,249
2013	11.956778	15.077883	26.10%	14,765
2012	10.439213	11.956778	14.54%	5,185
2011	10.756923	10.439213	-2.95%	4,953
2010*	10.000000	10.756923	7.57%	213
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2014	11.285059	12.412851	9.99%	17,967
2013	8.803810	11.285059	28.18%	18,042
2012	7.815169	8.803810	12.65%	2,772
2011	7.964907	7.815169	-1.88%	3,372
2010	6.760382	7.964907	17.82%	4,933
2009	5.126544	6.760382	31.87%	4,911
2008	8.465669	5.126544	-39.44%	5,283
2007	7.168076	8.465669	18.10%	4,966
2006	6.833425	7.168076	4.90%	5,027
2005	6.494037	6.833425	5.23%	5,433
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2014	20.511545	22.923961	11.76%	24,821
2013	15.739785	20.511545	30.32%	22,216
2012	13.894150	15.739785	13.28%	21,961
2011	13.972200	13.894150	-0.56%	24,118
2010	12.463678	13.972200	12.10%	25,877
2009*	10.000000	12.463678	24.64%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	14.278344	14.811017	3.73%	262,096
2013	11.722228	14.278344	21.81%	268,579
2012	10.253438	11.722228	14.32%	33,909
2011	10.282176	10.253438	-0.28%	2,848
2010	9.290525	10.282176	10.67%	1,416
2009	7.619334	9.290525	21.93%	1,443
2008	10.981885	7.619334	-30.62%	1,472
2007	10.472825	10.981885	4.86%	1,688
2006*	10.000000	10.472825	4.73%	1,681
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	11.459768	11.885924	3.72%	8,808
2013	11.905379	11.459768	-3.74%	8,650
2012	11.480144	11.905379	3.70%	1,976
2011	10.990144	11.480144	4.46%	2,131
2010	10.494946	10.990144	4.72%	2,869
2009	9.471637	10.494946	10.80%	3,599
2008	10.636755	9.471637	-10.95%	3,586
2007	10.454871	10.636755	1.74%	169
2006*	10.000000	10.454871	4.55%	130
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	15.569850	15.665392	0.61%	102,753
2013	12.250255	15.569850	27.10%	100,191
2012	10.156210	12.250255	20.62%	14,516
2011	11.334491	10.156210	-10.40%	6,502
2010	10.307303	11.334491	9.97%	6,628
2009	7.367390	10.307303	39.90%	9,009
2008	12.152287	7.367390	-39.37%	8,306
2007	10.755666	12.152287	12.98%	4,134
2006*	10.000000	10.755666	7.56%	2,140
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	14.030568	14.980441	6.77%	140,642
2013	10.956614	14.030568	28.06%	141,272
2012	9.446186	10.956614	15.99%	21,480
2011	10.030959	9.446186	-5.83%	9,472
2010	8.589921	10.030959	16.78%	10,054
2009	6.264678	8.589921	37.12%	10,326
2008	11.366340	6.264678	-44.88%	9,324
2007	10.281776	11.366340	10.55%	7,859
2006*	10.000000	10.281776	2.82%	5,742

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	12.476372	13.587356	8.90%	175,969
2013	9.496885	12.476372	31.37%	176,690
2012	8.211406	9.496885	15.65%	31,641
2011	8.500979	8.211406	-3.41%	1,750
2010	7.753245	8.500979	9.64%	12,111
2009	6.004590	7.753245	29.12%	3,098
2008	9.812784	6.004590	-38.81%	3,090
2007*	10.000000	9.812784	-1.87%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	21.363795	21.645744	1.32%	13,104
2013	20.195022	21.363795	5.79%	27
2012	17.843468	20.195022	13.18%	189
2011	17.395585	17.843468	2.57%	189
2010	15.559975	17.395585	11.80%	261
2009	10.787009	15.559975	44.25%	428
2008	15.161801	10.787009	-28.85%	428
2007	14.880516	15.161801	1.89%	966
2006	13.616913	14.880516	9.28%	967
2005	13.461410	13.616913	1.16%	1,146
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2014	18.611689	20.074243	7.86%	12,223
2013	13.887973	18.611689	34.01%	15,715
2012	11.866032	13.887973	17.04%	10,877
2011	12.295754	11.866032	-3.49%	16,639
2010	10.749552	12.295754	14.38%	17,924
2009	8.463794	10.749552	27.01%	24,760
2008	13.596107	8.463794	-37.75%	25,448
2007	14.074146	13.596107	-3.40%	31,323
2006	12.289836	14.074146	14.52%	27,349
2005	11.931935	12.289836	3.00%	26,106
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2014	12.720883	13.397681	5.32%	5,461
2013	8.952411	12.720883	42.09%	6,197
2012	7.748625	8.952411	15.54%	7,505
2011	8.873553	7.748625	-12.68%	10,502
2010	7.768792	8.873553	14.22%	11,090
2009	5.140642	7.768792	51.12%	12,862
2008*	10.000000	5.140642	-48.59%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2014	14.049768	15.352951	9.28%	2,100
2013	10.247697	14.049768	37.10%	2,096
2012	9.302740	10.247697	10.16%	1,506
2011	9.724722	9.302740	-4.34%	1,531
2010	7.964638	9.724722	22.10%	1,563
2009	6.128718	7.964638	29.96%	2,191
2008*	10.000000	6.128718	-38.71%	2,113

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	12.523331	12.929453	3.24%	31,486
2013	9.789829	12.523331	27.92%	31,490
2012	8.530964	9.789829	14.76%	7,364
2011	9.222635	8.530964	-7.50%	8,609
2010	8.120150	9.222635	13.58%	8,877
2009	6.361474	8.120150	27.65%	987
2008*	10.000000	6.361474	-36.39%	403
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.398930	12.776593	3.05%	30,157
2013	10.945235	12.398930	13.28%	30,458
2012	9.975148	10.945235	9.73%	6,316
2011	10.233697	9.975148	-2.53%	0
2010	9.381701	10.233697	9.08%	0
2009	7.924860	9.381701	18.38%	0
2008*	10.000000	7.924860	-20.75%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.587557	13.020707	3.44%	14,160
2013	10.507937	12.587557	19.79%	14,155
2012	9.359029	10.507937	12.28%	0
2011	9.810720	9.359029	-4.60%	0
2010	8.835230	9.810720	11.04%	0
2009	7.202203	8.835230	22.67%	0
2008*	10.000000	7.202203	-27.98%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.797908	12.045260	2.10%	30,107
2013	11.379856	11.797908	3.67%	30,107
2012	10.714917	11.379856	6.21%	0
2011	10.693892	10.714917	0.20%	0
2010	10.134560	10.693892	5.52%	0
2009	9.075933	10.134560	11.66%	0
2008*	10.000000	9.075933	-9.24%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.833180	10.945078	1.03%	20,533
2013*	10.000000	10.833180	8.33%	20,533
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.971795	10.949995	-0.20%	0
2013*	10.000000	10.971795	9.72%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.497626	12.911961	3.32%	57,351
2013	10.737610	12.497626	16.39%	72,308
2012	9.671916	10.737610	11.02%	80
2011	10.022954	9.671916	-3.50%	80
2010	9.108906	10.022954	10.03%	0
2009	7.560267	9.108906	20.48%	0
2008*	10.000000	7.560267	-24.40%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	12.535692	12.950251	3.31%	33,483
2013	10.209409	12.535692	22.79%	33,659
2012	9.018302	10.209409	13.21%	8,664
2011	9.574904	9.018302	-5.81%	1,406
2010	8.552690	9.574904	11.95%	1,408
2009	6.838895	8.552690	25.06%	28
2008*	10.000000	6.838895	-31.61%	28
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	12.247258	12.594251	2.83%	76
2013	11.143623	12.247258	9.90%	77
2012	10.249814	11.143623	8.72%	77
2011	10.402177	10.249814	-1.46%	78
2010	9.656186	10.402177	7.73%	0
2009	8.305104	9.656186	16.27%	0
2008*	10.000000	8.305104	-16.95%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2014	12.186274	12.648693	3.79%	17,183
2013	12.574661	12.186274	-3.09%	15,633
2012	11.811888	12.574661	6.46%	13,376
2011	11.215326	11.811888	5.32%	149
2010	10.603308	11.215326	5.77%	154
2009	9.865476	10.603308	7.48%	344
2008*	10.000000	9.865476	-1.35%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.987966	13.458526	3.62%	57
2013	13.420672	12.987966	-3.22%	45
2012	12.681415	13.420672	5.83%	25
2011	12.103098	12.681415	4.78%	71
2010	11.330708	12.103098	6.82%	0
2009	9.849433	11.330708	15.04%	0
2008*	10.000000	9.849433	-1.51%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014	23.094243	21.560674	-6.64%	6,632
2013	23.201731	23.094243	-0.46%	0
2012	20.034657	23.201731	15.81%	0
2011	26.122563	20.034657	-23.31%	0
2010	22.758326	26.122563	14.78%	0
2009	14.104539	22.758326	61.35%	0
2008	33.799667	14.104539	-58.27%	0
2007	23.500696	33.799667	43.82%	0
2006	17.397252	23.500696	35.08%	0
2005	13.275190	17.397252	31.05%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	16.440683	16.985562	3.31%	28,625
2013	17.343752	16.440683	-5.21%	29,221
2012	17.034217	17.343752	1.82%	28,483
2011	16.074348	17.034217	5.97%	13,567
2010	15.527093	16.074348	3.52%	15,180
2009	15.304243	15.527093	1.46%	19,630
2008	14.380053	15.304243	6.43%	20,765
2007	13.583305	14.380053	5.87%	22,160
2006	13.303332	13.583305	2.10%	22,855
2005	13.038934	13.303332	2.03%	21,792
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2014	14.181278	13.948266	-1.64%	7,657
2013	12.181234	14.181278	16.42%	320
2012	10.664936	12.181234	14.22%	320
2011	11.962338	10.664936	-10.85%	320
2010	10.687119	11.962338	11.93%	0
2009	8.338511	10.687119	28.17%	0
2008	15.645882	8.338511	-46.70%	0
2007	12.455693	15.645882	25.61%	0
2006	9.481057	12.455693	31.37%	0
2005	7.369528	9.481057	28.65%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	10.712643	9.929175	-7.31%	18,717
2013	8.960091	10.712643	19.56%	12,751
2012	7.671954	8.960091	16.79%	91
2011	8.909825	7.671954	-13.89%	72
2010	8.396757	8.909825	6.11%	76
2009	6.608175	8.396757	27.07%	70
2008	11.752968	6.608175	-43.77%	164
2007	10.875421	11.752968	8.07%	9
2006*	10.000000	10.875421	8.75%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	18.916416	19.621159	3.73%	49,752
2013	15.046368	18.916416	25.72%	53,594
2012	13.139880	15.046368	14.51%	42,424
2011	13.843384	13.139880	-5.08%	43,517
2010	12.223295	13.843384	13.25%	49,029
2009	9.725789	12.223295	25.68%	58,195
2008	15.586769	9.725789	-37.60%	62,390
2007	14.889933	15.586769	4.68%	44,367
2006	12.895102	14.889933	15.47%	27,808
2005	12.092189	12.895102	6.64%	14,156
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	15.123207	15.626845	3.33%	22,809
2013	13.495265	15.123207	12.06%	24,415
2012	12.487474	13.495265	8.07%	6,436
2011	12.527985	12.487474	-0.32%	2,892
2010	11.546847	12.527985	8.50%	0
2009*	10.000000	11.546847	15.47%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	17.172696	17.850910	3.95%	25,864
2013	14.545637	17.172696	18.06%	18,870
2012	13.116007	14.545637	10.90%	100
2011	13.400366	13.116007	-2.12%	0
2010	12.106579	13.400366	10.69%	7,948
2009*	10.000000	12.106579	21.07%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	13.992546	14.362461	2.64%	3,718
2013	13.509738	13.992546	3.57%	2,990
2012	13.001322	13.509738	3.91%	1,555
2011	12.784205	13.001322	1.70%	1,552
2010	12.219414	12.784205	4.62%	6,516
2009	11.337840	12.219414	7.78%	2,660
2008	12.211001	11.337840	-7.15%	2,655
2007	11.728967	12.211001	4.11%	47
2006	11.181789	11.728967	4.89%	47
2005	10.954966	11.181789	2.07%	44
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.667806	10.798636	1.23%	0
2013*	10.000000	10.667806	6.68%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.756350	10.811519	0.51%	0
2013*	10.000000	10.756350	7.56%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	16.910871	17.573602	3.92%	58,305
2013	14.676003	16.910871	15.23%	104,159
2012	13.405294	14.676003	9.48%	55,170
2011	13.573262	13.405294	-1.24%	23,007
2010	12.386263	13.573262	9.58%	27,545
2009	10.523064	12.386263	17.71%	41,333
2008	13.867663	10.523064	-24.12%	59,143
2007	13.285144	13.867663	4.38%	60,546
2006	12.075166	13.285144	10.02%	56,009
2005	11.601416	12.075166	4.08%	52,345
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	18.240405	18.914861	3.70%	59,230
2013	15.086021	18.240405	20.91%	60,351
2012	13.422684	15.086021	12.39%	37,513
2011	13.880562	13.422684	-3.30%	44,657
2010	12.451067	13.880562	11.48%	46,011
2009	10.131069	12.451067	22.90%	55,468
2008	14.945964	10.131069	-32.22%	62,669
2007	14.251945	14.945964	4.87%	54,560
2006	12.593401	14.251945	13.17%	42,996
2005	11.904051	12.593401	5.79%	28,878
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	15.697880	16.244570	3.48%	35,988
2013	14.379415	15.697880	9.17%	36,114
2012	13.471382	14.379415	6.74%	9,341
2011	13.359130	13.471382	0.84%	4,002
2010	12.460165	13.359130	7.21%	4,440
2009	11.008504	12.460165	13.19%	13,167
2008	13.115336	11.008504	-16.06%	12,549
2007	12.540694	13.115336	4.58%	13,535
2006	11.706575	12.540694	7.13%	15,968
2005	11.339678	11.706575	3.24%	15,294
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2014	21.304365	22.900968	7.49%	26,626
2013	15.773594	21.304365	35.06%	33,100
2012	13.452045	15.773594	17.26%	43,452
2011	13.926167	13.452045	-3.40%	48,412
2010	12.955200	13.926167	7.49%	58,226
2009*	10.000000	12.955200	29.55%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.949477	-0.51%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.145777	1.46%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	41.073881	44.403887	8.11%	19,145
2013	31.246287	41.073881	31.45%	18,847
2012	26.922495	31.246287	16.06%	9,721
2011	27.960209	26.922495	-3.71%	8,407
2010	22.424067	27.960209	24.69%	9,393
2009	16.596330	22.424067	35.11%	12,081
2008	26.438587	16.596330	-37.23%	15,440
2007	24.880577	26.438587	6.26%	19,361
2006	22.915733	24.880577	8.57%	19,796
2005	20.689986	22.915733	10.76%	16,782
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	11.471311	11.333659	-1.20%	32,476
2013	11.610641	11.471311	-1.20%	32,106
2012	11.752046	11.610641	-1.20%	15,972
2011	11.894382	11.752046	-1.20%	17,350
2010	12.038832	11.894382	-1.20%	19,258
2009	12.179942	12.038832	-1.16%	23,104
2008	12.079795	12.179942	0.83%	42,941
2007	11.668105	12.079795	3.53%	36,988
2006	11.297619	11.668105	3.28%	22,588
2005	11.137309	11.297619	1.44%	20,270
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	18.688167	19.180985	2.64%	15,527
2013	19.130243	18.688167	-2.31%	15,378
2012	17.250057	19.130243	10.90%	8,142
2011	16.541368	17.250057	4.28%	2,049
2010	15.139348	16.541368	9.26%	3,430
2009	12.319676	15.139348	22.89%	3,431
2008	15.076201	12.319676	-18.28%	3,713
2007	14.585737	15.076201	3.36%	5,936
2006	14.081135	14.585737	3.58%	5,870
2005	13.947624	14.081135	0.96%	5,405
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2014	18.687409	18.277013	-2.20%	6,507
2013	15.584973	18.687409	19.91%	0
2012	13.608556	15.584973	14.52%	0
2011	15.189480	13.608556	-10.41%	0
2010	13.469612	15.189480	12.77%	0
2009*	10.000000	13.469612	34.70%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2014*	10.000000	9.032827	-9.67%	9,232

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2014	13.562588	14.798219	9.11%	40,698
2013	10.187900	13.562588	33.12%	13,691
2012	8.862484	10.187900	14.96%	6,305
2011	9.238387	8.862484	-4.07%	12,666
2010	8.094976	9.238387	14.12%	13,497
2009	6.313352	8.094976	28.22%	10,347
2008*	10.000000	6.313352	-36.87%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2014	15.115965	16.505402	9.19%	0
2013	11.296246	15.115965	33.81%	0
2012	9.705248	11.296246	16.39%	0
2011	10.431033	9.705248	-6.96%	0
2010*	10.000000	10.431033	4.31%	172
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.698969	13.831759	8.92%	0
2013	9.518933	12.698969	33.41%	0
2012	8.193456	9.518933	16.18%	0
2011	8.830785	8.193456	-7.22%	0
2010	7.927560	8.830785	11.39%	0
2009	6.297572	7.927560	25.88%	0
2008*	10.000000	6.297572	-37.02%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2014	14.455442	14.858251	2.79%	18,354
2013	10.530030	14.455442	37.28%	19,240
2012	9.275768	10.530030	13.52%	20,019
2011	9.802822	9.275768	-5.38%	21,779
2010	7.823609	9.802822	25.30%	25,536
2009	6.229179	7.823609	25.60%	36,245
2008*	10.000000	6.229179	-37.71%	651
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	15.188249	17.560003	15.62%	10,960
2013	11.330294	15.188249	34.05%	11,375
2012	9.857019	11.330294	14.95%	17,381
2011	10.213593	9.857019	-3.49%	17,215
2010	8.641112	10.213593	18.20%	17,757
2009	6.703532	8.641112	28.90%	19,036
2008*	10.000000	6.703532	-32.96%	1,508

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014	22.244920	22.595899	1.58%	4,411
2013	15.603980	22.244920	42.56%	4,251
2012	13.922999	15.603980	12.07%	5,160
2011	14.183713	13.922999	-1.84%	5,033
2010	11.443667	14.183713	23.94%	6,129
2009	9.087220	11.443667	25.93%	6,524
2008	17.166371	9.087220	-47.06%	6,668
2007	15.832320	17.166371	8.43%	6,029
2006	15.526190	15.832320	1.97%	5,512
2005	14.537994	15.526190	6.80%	4,869
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014	50.274961	53.159643	5.74%	5,619
2013	36.242979	50.274961	38.72%	6,256
2012	30.457117	36.242979	19.00%	5,532
2011	32.472819	30.457117	-6.21%	5,206
2010	25.960286	32.472819	25.09%	5,348
2009	20.818097	25.960286	24.70%	5,726
2008	31.056789	20.818097	-32.97%	6,153
2007	33.763890	31.056789	-8.02%	7,011
2006	29.134444	33.763890	15.89%	6,352
2005	28.608182	29.134444	1.84%	5,641
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014	41.957017	41.791428	-0.39%	8,983
2013	30.137923	41.957017	39.22%	10,585
2012	26.410500	30.137923	14.11%	6,687
2011	28.304046	26.410500	-6.69%	6,154
2010	22.859607	28.304046	23.82%	7,444
2009	17.176615	22.859607	33.09%	8,711
2008	28.126986	17.176615	-38.93%	9,021
2007	27.876127	28.126986	0.90%	13,503
2006	25.182239	27.876127	10.70%	11,122
2005	22.692159	25.182239	10.97%	8,676
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2014	17.721044	19.635288	10.80%	22,660
2013	13.681120	17.721044	29.53%	22,745
2012	12.124275	13.681120	12.84%	28,329
2011	12.206686	12.124275	-0.68%	30,285
2010	10.890161	12.206686	12.09%	31,237
2009	8.741250	10.890161	24.58%	33,046
2008	15.138387	8.741250	-42.26%	33,053
2007	14.164409	15.138387	6.88%	29,844
2006	12.616582	14.164409	12.27%	30,885
2005	11.884933	12.616582	6.16%	31,012

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2014	11.412418	14.532431	27.34%	50,406
2013	11.209667	11.412418	1.81%	46,982
2012	9.799163	11.209667	14.39%	23,377
2011	9.312555	9.799163	5.23%	24,283
2010	7.240299	9.312555	28.62%	26,948
2009	5.601154	7.240299	29.26%	38,192
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.706766	13.078829	11.72%	43,220
2013*	10.000000	11.706766	17.07%	42,022
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.693812	10.617677	-0.71%	5,515
2013	10.812296	10.693812	-1.10%	5,515
2012	10.571451	10.812296	2.28%	3,433
2011	10.562393	10.571451	0.09%	3,757
2010	10.438093	10.562393	1.19%	3,758
2009	9.863610	10.438093	5.82%	3,759
2008*	10.000000	9.863610	-1.36%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.578175	12.992859	3.30%	91
2013*	10.000000	12.578175	25.78%	92
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	16.475527	14.951670	-9.25%	846
2013	13.885408	16.475527	18.65%	814
2012	11.754706	13.885408	18.13%	621
2011	13.585442	11.754706	-13.48%	646
2010	12.929827	13.585442	5.07%	664
2009*	10.000000	12.929827	29.30%	1,853
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	10.805900	10.741356	-0.60%	1,361
2013	10.870093	10.805900	-0.59%	1,361
2012	10.518068	10.870093	3.35%	1,361
2011	10.614801	10.518068	-0.91%	2,786
2010	10.204416	10.614801	4.02%	2,809
2009	9.113768	10.204416	11.97%	2,981
2008	10.655363	9.113768	-14.47%	3,396
2007	10.294293	10.655363	3.51%	1,351
2006	9.998849	10.294293	2.95%	1,107
2005	9.975981	9.998849	0.23%	923

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	12.552737	12.832543	2.23%	0
2013	8.712004	12.552737	44.09%	0
2012	8.103255	8.712004	7.51%	0
2011	8.289379	8.103255	-2.25%	0
2010	7.014399	8.289379	18.18%	0
2009	5.783597	7.014399	21.28%	0
2008	9.671730	5.783597	-40.20%	0
2007	9.739699	9.671730	-0.70%	0
2006*	10.000000	9.739699	-2.60%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	19.167918	20.904006	9.06%	27
2013	14.098972	19.167918	35.95%	299
2012	12.858771	14.098972	9.64%	52
2011	13.428283	12.858771	-4.24%	51
2010	11.062852	13.428283	21.38%	53
2009	8.519760	11.062852	29.85%	388
2008	14.240089	8.519760	-40.17%	381
2007	13.394228	14.240089	6.32%	1,313
2006	11.922729	13.394228	12.34%	1,241
2005	11.292761	11.922729	5.58%	466
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2014	21.985425	25.068618	14.02%	0
2013	17.151563	21.985425	28.18%	0
2012	15.212528	17.151563	12.75%	0
2011	15.575910	15.212528	-2.33%	0
2010	14.408162	15.575910	8.10%	0
2009	10.090864	14.408162	42.78%	15,307
2008	18.747026	10.090864	-46.17%	15,524
2007	16.623801	18.747026	12.77%	20,996
2006	15.586311	16.623801	6.66%	20,189
2005	15.009784	15.586311	3.84%	19,680
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2014	22.299357	23.306126	4.51%	6,555
2013	16.597563	22.299357	34.35%	7,333
2012	14.426823	16.597563	15.05%	3,774
2011	14.443430	14.426823	-0.11%	6,147
2010	11.468790	14.443430	25.94%	6,377
2009	8.753721	11.468790	31.02%	8,087
2008	17.395944	8.753721	-49.68%	8,427
2007	16.559762	17.395944	5.05%	7,391
2006	16.279198	16.559762	1.72%	9,333
2005	14.668150	16.279198	10.98%	8,574

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2014	18.649840	18.848412	1.06%	26,756
2013	14.827379	18.649840	25.78%	805
2012	12.376095	14.827379	19.81%	1,551
2011	13.658449	12.376095	-9.39%	1,555
2010	11.921033	13.658449	14.57%	1,558
2009	8.632507	11.921033	38.09%	3,168
2008	14.608429	8.632507	-40.91%	3,223
2007	13.907967	14.608429	5.04%	3,450
2006	11.960386	13.907967	16.28%	3,780
2005	10.590024	11.960386	12.94%	3,910
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2014	10.022240	10.183059	1.60%	0
2013	10.157406	10.022240	-1.33%	0
2012*	10.000000	10.157406	1.57%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	9.040141	-9.60%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2014	20.457971	22.375891	9.37%	24,617
2013	15.713605	20.457971	30.19%	27,559
2012	13.608873	15.713605	15.47%	17,214
2011	13.775808	13.608873	-1.21%	11,258
2010	12.008692	13.775808	14.72%	12,048
2009	9.474608	12.008692	26.75%	13,435
2008	15.585693	9.474608	-39.21%	14,438
2007	15.107682	15.585693	3.16%	16,675
2006	13.293323	15.107682	13.65%	15,669
2005	12.695602	13.293323	4.71%	13,359
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2014	15.568754	17.217537	10.59%	7,522
2013	11.174456	15.568754	39.32%	10,827
2012	9.586203	11.174456	16.57%	4,580
2011	9.921909	9.586203	-3.38%	270
2010	8.137614	9.921909	21.93%	270
2009	6.003438	8.137614	35.55%	1,233
2008	9.773861	6.003438	-38.58%	2,325
2007	10.014381	9.773861	-2.40%	1,763
2006*	10.000000	10.014381	0.14%	1,198
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.515568	10.436641	-0.75%	139,488
2013	10.631670	10.515568	-1.09%	111,823
2012*	10.000000	10.631670	6.32%	3,791
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014*	10.000000	9.707524	-2.92%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	12.084754	11.975670	-0.90%	3,008
2013	13.091230	12.084754	-7.69%	3,694
2012	12.591802	13.091230	3.97%	2,237
2011	11.754996	12.591802	7.12%	82
2010	10.878232	11.754996	8.06%	82
2009*	10.000000	10.878232	8.78%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.703976	11.650049	-0.46%	7,456
2013	11.873704	11.703976	-1.43%	36,776
2012	11.364804	11.873704	4.48%	9,010
2011	11.387689	11.364804	-0.20%	10,320
2010	10.957755	11.387689	3.92%	3,387
2009*	10.000000	10.957755	9.58%	350
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2014	13.519197	13.769878	1.85%	0
2013	15.072708	13.519197	-10.31%	0
2012	14.028147	15.072708	7.45%	0
2011	12.714444	14.028147	10.33%	0
2010	11.903332	12.714444	6.81%	0
2009	10.180199	11.903332	16.93%	0
2008	11.082321	10.180199	-8.14%	0
2007	10.138350	11.082321	9.31%	0
2006*	10.000000	10.138350	1.38%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2014	14.919260	15.369764	3.02%	0
2013	15.401644	14.919260	-3.13%	0
2012	14.223681	15.401644	8.28%	0
2011	13.895086	14.223681	2.36%	0
2010	13.008435	13.895086	6.82%	0
2009	11.546625	13.008435	12.66%	0
2008	11.157043	11.546625	3.49%	0
2007	10.385312	11.157043	7.43%	0
2006*	10.000000	10.385312	3.85%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.480302	10.786061	2.92%	161,768
2013	10.829940	10.480302	-3.23%	148,570
2012	10.010745	10.829940	8.18%	59,910
2011*	10.000000	10.010745	0.11%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2014	14.026216	13.361992	-4.74%	0
2013	11.733983	14.026216	19.53%	0
2012	11.037460	11.733983	6.31%	0
2011	12.709282	11.037460	-13.15%	0
2010	9.897973	12.709282	28.40%	0
2009	6.338874	9.897973	56.15%	0
2008	11.309817	6.338874	-43.95%	0
2007	11.009999	11.309817	2.72%	0
2006*	10.000000	11.009999	10.10%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	22.148664	28.715698	29.65%	19,345
2013	14.894138	22.148664	48.71%	18,491
2012	11.508013	14.894138	29.42%	3,731
2011	10.551642	11.508013	9.06%	3
2010*	10.000000	10.551642	5.52%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2014	12.272752	13.077949	6.56%	392
2013	12.461315	12.272752	-1.51%	621
2012	11.525043	12.461315	8.12%	923
2011	11.041085	11.525043	4.38%	915
2010	10.429972	11.041085	5.86%	906
2009	9.628030	10.429972	8.33%	2,132
2008	10.852448	9.628030	-11.28%	2,988
2007	10.416914	10.852448	4.18%	1,726
2006*	10.000000	10.416914	4.17%	1,257
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2014	43.027363	43.755548	1.69%	205
2013	47.725912	43.027363	-9.84%	205
2012	40.951512	47.725912	16.54%	216
2011	38.724157	40.951512	5.75%	260
2010	35.714045	38.724157	8.43%	260
2009	27.761196	35.714045	28.65%	421
2008	33.047924	27.761196	-16.00%	421
2007	31.400371	33.047924	5.25%	421
2006	28.681058	31.400371	9.48%	422
2005	25.860301	28.681058	10.91%	422

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
2014	16.725570	16.880911	0.93%	0
2013	14.600425	16.725570	14.56%	0
2012	12.981000	14.600425	12.48%	0
2011	13.640138	12.981000	-4.83%	0
2010	13.063269	13.640138	4.42%	0
2009	9.976561	13.063269	30.94%	0
2008	18.235716	9.976561	-45.29%	0
2007	16.108182	18.235716	13.21%	0
2006	13.028664	16.108182	23.64%	0
2005	11.872350	13.028664	9.74%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2014	56.692978	55.780242	-1.61%	203
2013	51.224224	56.692978	10.68%	186
2012	39.941803	51.224224	28.25%	194
2011	54.437435	39.941803	-26.63%	156
2010	43.438941	54.437435	25.32%	156
2009	20.624175	43.438941	110.62%	156
2008	59.271173	20.624175	-65.20%	156
2007	43.595964	59.271173	35.96%	156
2006	31.631833	43.595964	37.82%	156
2005	24.254218	31.631833	30.42%	156
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	53.536619	42.789066	-20.08%	400
2013	49.022812	53.536619	9.21%	400
2012	47.994516	49.022812	2.14%	605
2011	58.141223	47.994516	-17.45%	0
2010	45.534579	58.141223	27.69%	0
2009	29.255507	45.534579	55.64%	0
2008	54.963626	29.255507	-46.77%	0
2007	38.274579	54.963626	43.60%	8
2006	31.116907	38.274579	23.00%	8
2005	20.764275	31.116907	49.86%	8
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.511920	8.376393	-20.32%	11,275
2013	9.646448	10.511920	8.97%	11,845
2012*	10.000000	9.646448	-3.54%	122
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	24.457696	23.710466	-3.06%	6,453
2013	16.477775	24.457696	48.43%	6,554
2012	15.461387	16.477775	6.57%	850
2011	16.402783	15.461387	-5.74%	850
2010	13.095791	16.402783	25.25%	784
2009*	10.000000	13.095791	30.96%	784

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.227652	11.553736	2.90%	0
2013	10.157647	11.227652	10.53%	0
2012*	10.000000	10.157647	1.58%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	23.991408	25.810967	7.58%	284
2013	17.651726	23.991408	35.92%	283
2012	15.088886	17.651726	16.98%	281
2011	16.721219	15.088886	-9.76%	281
2010	13.376095	16.721219	25.01%	281
2009	9.495046	13.376095	40.87%	0
2008	14.965038	9.495046	-36.55%	226
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	13.511959	13.783344	2.01%	3,183
2013	14.950729	13.511959	-9.62%	2,965
2012	14.099100	14.950729	6.04%	3,503
2011	12.776476	14.099100	10.35%	3,564
2010	12.308103	12.776476	3.81%	3,234
2009	11.308735	12.308103	8.84%	6,785
2008	11.636753	11.308735	-2.82%	7,227
2007	10.763004	11.636753	8.12%	0
2006	10.728572	10.763004	0.32%	4,713
2005	10.696844	10.728572	0.30%	4,710
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2014	20.342590	22.600044	11.10%	714
2013	15.166971	20.342590	34.12%	723
2012	13.385756	15.166971	13.31%	727
2011	13.145746	13.385756	1.83%	1,127
2010	11.662225	13.145746	12.72%	1,126
2009	10.000143	11.662225	16.62%	2,986
2008	15.481418	10.000143	-35.41%	3,336
2007	15.689047	15.481418	-1.32%	0
2006	13.568544	15.689047	15.63%	4,574
2005	13.131678	13.568544	3.33%	3,652
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2014	18.126409	16.914112	-6.69%	0
2013	14.995239	18.126409	20.88%	0
2012	12.533235	14.995239	19.64%	0
2011	14.429237	12.533235	-13.14%	0
2010	12.897322	14.429237	11.88%	0
2009	9.763830	12.897322	32.09%	0
2008	17.920014	9.763830	-45.51%	64
2007	15.372314	17.920014	16.57%	0
2006	12.450501	15.372314	23.47%	64
2005	11.132159	12.450501	11.84%	205

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2014	17.435319	20.045018	14.97%	592
2013	13.569443	17.435319	28.49%	911
2012	11.812813	13.569443	14.87%	731
2011	12.045576	11.812813	-1.93%	1,185
2010	10.228588	12.045576	17.76%	1,287
2009	7.971125	10.228588	28.32%	1,644
2008	10.670055	7.971125	-25.29%	1,898
2007	11.060864	10.670055	-3.53%	0
2006*	10.000000	11.060864	10.61%	1,117
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2014	29.081091	32.473873	11.67%	0
2013	22.356209	29.081091	30.08%	0
2012	19.759744	22.356209	13.14%	0
2011	19.808392	19.759744	-0.25%	0
2010	17.685118	19.808392	12.01%	0
2009	14.941148	17.685118	18.37%	5,363
2008	20.663458	14.941148	-27.69%	5,947
2007	22.059989	20.663458	-6.33%	7,366
2006	18.826617	22.059989	17.17%	7,100
2005	18.150582	18.826617	3.72%	6,765
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	15.281611	15.382175	0.66%	1,039
2013	13.525237	15.281611	12.99%	1,244
2012	12.455436	13.525237	8.59%	947
2011	13.089237	12.455436	-4.84%	254
2010	12.076097	13.089237	8.39%	59
2009*	10.000000	12.076097	20.76%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.238726	12.764772	4.30%	283
2013*	10.000000	12.238726	22.39%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.893224	8.93%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	24.146713	25.066101	3.81%	3,608
2013	17.377168	24.146713	38.96%	4,882
2012	15.204228	17.377168	14.29%	5,004
2011	15.310131	15.204228	-0.69%	4,954
2010	12.321501	15.310131	24.26%	4,719
2009	9.979863	12.321501	23.46%	5,719
2008	14.628661	9.979863	-31.78%	4,290
2007	14.912520	14.628661	-1.90%	0
2006	13.198697	14.912520	12.98%	2,807
2005	12.463747	13.198697	5.90%	1,673

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2014	16.778230	18.797419	12.03%	1,322
2013	12.647026	16.778230	32.67%	1,354
2012	11.437824	12.647026	10.57%	1,370
2011	11.478851	11.437824	-0.36%	1,388
2010	10.124093	11.478851	13.38%	3,067
2009	7.664898	10.124093	32.08%	3,794
2008	11.836884	7.664898	-35.25%	3,998
2007	11.121665	11.836884	6.43%	0
2006	10.313177	11.121665	7.84%	4,998
2005	10.078937	10.313177	2.32%	4,046
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2014	19.599525	21.952767	12.01%	38,719
2013	15.032842	19.599525	30.38%	40,060
2012	13.153502	15.032842	14.29%	40,631
2011	13.074179	13.153502	0.61%	47,534
2010	11.528882	13.074179	13.40%	53,458
2009	9.241214	11.528882	24.76%	50,843
2008	14.888051	9.241214	-37.93%	48,183
2007	14.324729	14.888051	3.93%	187
2006	12.559128	14.324729	14.06%	34,529
2005	12.147726	12.559128	3.39%	34,055
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2014	20.341736	21.712874	6.74%	1,404
2013	17.009549	20.341736	19.59%	1,370
2012	15.598402	17.009549	9.05%	1,547
2011	14.489599	15.598402	7.65%	1,423
2010	12.723920	14.489599	13.88%	1,339
2009	10.513296	12.723920	21.03%	2,111
2008	15.112442	10.513296	-30.43%	1,793
2007	14.285838	15.112442	5.79%	9,309
2006	12.419725	14.285838	15.03%	1,446
2005	12.049000	12.419725	3.08%	2,444
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014*	10.000000	9.915306	-0.85%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2014	17.723414	18.165733	2.50%	2,030
2013	17.763915	17.723414	-0.23%	1,968
2012	16.395358	17.763915	8.35%	5,676
2011	16.233427	16.395358	1.00%	5,444
2010	15.150425	16.233427	7.15%	6,178
2009	12.738951	15.150425	18.93%	6,114
2008	13.914256	12.738951	-8.45%	6,666
2007	13.371467	13.914256	4.06%	17,658
2006	13.000205	13.371467	2.86%	9,396
2005	12.995693	13.000205	0.03%	7,274

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2014	13.854186	14.276053	3.05%	0
2013	12.372536	13.854186	11.98%	0
2012	11.218584	12.372536	10.29%	0
2011	11.392659	11.218584	-1.53%	0
2010	10.233376	11.392659	11.33%	0
2009	8.346893	10.233376	22.60%	0
2008	11.281660	8.346893	-26.01%	802
2007	10.516049	11.281660	7.28%	10,873
2006*	10.000000	10.516049	5.16%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2014	13.686452	14.145760	3.36%	1,455
2013	11.952644	13.686452	14.51%	1,432
2012	10.693965	11.952644	11.77%	1,391
2011	10.952229	10.693965	-2.36%	1,236
2010	9.684552	10.952229	13.09%	1,747
2009	7.615645	9.684552	27.17%	3,386
2008	11.461372	7.615645	-33.55%	5,749
2007	10.536046	11.461372	8.78%	2,861
2006*	10.000000	10.536046	5.36%	4,027
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2014	13.851778	14.343602	3.55%	6,884
2013	11.545204	13.851778	19.98%	7,056
2012	10.124218	11.545204	14.04%	9,409
2011	10.536181	10.124218	-3.91%	6,142
2010	9.197845	10.536181	14.55%	5,822
2009	7.088246	9.197845	29.76%	4,814
2008	11.591849	7.088246	-38.85%	4,184
2007	10.556199	11.591849	9.81%	0
2006*	10.000000	10.556199	5.56%	110
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2014	29.458225	32.527464	10.42%	0
2013	22.746475	29.458225	29.51%	0
2012	19.805183	22.746475	14.85%	0
2011	20.598557	19.805183	-3.85%	0
2010	17.811784	20.598557	15.65%	0
2009	13.295440	17.811784	33.97%	41,761
2008	23.462203	13.295440	-43.33%	43,212
2007	20.220546	23.462203	16.03%	37,428
2006	18.349198	20.220546	10.20%	22,830
2005	15.901687	18.349198	15.39%	9,484

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - NQ
2014	12.361897	10.648894	-13.86%	0
2013	10.083588	12.361897	22.59%	0
2012	9.749927	10.083588	3.42%	0
2011	10.414615	9.749927	-6.38%	0
2010	8.850802	10.414615	17.67%	0
2009	6.073480	8.850802	45.73%	0
2008	13.489422	6.073480	-54.98%	0
2007	9.379869	13.489422	43.81%	0
2006*	10.000000	9.379869	-6.20%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q
2014	20.341203	17.522479	-13.86%	1,064
2013	16.592312	20.341203	22.59%	1,379
2012	16.043285	16.592312	3.42%	1,140
2011	17.137015	16.043285	-6.38%	3,201
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2014	21.555222	23.126290	7.29%	3,263
2013	17.051501	21.555222	26.41%	3,552
2012	14.735197	17.051501	15.72%	3,440
2011	14.794276	14.735197	-0.40%	4,947
2010	13.017361	14.794276	13.65%	5,030
2009	10.137667	13.017361	28.41%	6,632
2008	17.918117	10.137667	-43.42%	7,376
2007	17.892525	17.918117	0.14%	0
2006	15.088589	17.892525	18.58%	7,147
2005	14.447194	15.088589	4.44%	5,841
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2014	15.807666	17.499367	10.70%	0
2013	11.618475	15.807666	36.06%	0
2012	9.848970	11.618475	17.97%	0
2011	9.760574	9.848970	0.91%	0
2010	7.993274	9.760574	22.11%	0
2009	5.554807	7.993274	43.90%	452
2008	12.517484	5.554807	-55.62%	457
2007	10.302731	12.517484	21.50%	0
2006	9.907573	10.302731	3.99%	451
2005	9.215932	9.907573	7.50%	776

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2014	19.426706	21.330209	9.80%	4,641
2013	14.443460	19.426706	34.50%	4,463
2012	12.769356	14.443460	13.11%	3,675
2011	12.912423	12.769356	-1.11%	4,987
2010	10.540147	12.912423	22.51%	4,854
2009	8.329103	10.540147	26.55%	5,094
2008	15.985215	8.329103	-47.89%	6,181
2007	12.759957	15.985215	25.28%	0
2006	12.106070	12.759957	5.40%	7,146
2005	11.600743	12.106070	4.36%	7,019
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2014	16.444824	16.413764	-0.19%	1,619
2013	15.729084	16.444824	4.55%	1,628
2012	13.948535	15.729084	12.77%	1,638
2011	13.591116	13.948535	2.63%	1,877
2010	12.095392	13.591116	12.37%	1,918
2009	8.519187	12.095392	41.98%	5,140
2008	11.512518	8.519187	-26.00%	5,141
2007	11.357330	11.512518	1.37%	0
2006	10.344409	11.357330	9.79%	7,688
2005	10.217205	10.344409	1.24%	7,046
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2014	13.850724	14.464613	4.43%	2,872
2013	14.296186	13.850724	-3.12%	2,921
2012	13.687953	14.296186	4.44%	3,136
2011	12.928768	13.687953	5.87%	5,863
2010	12.158698	12.928768	6.33%	5,636
2009	10.644234	12.158698	14.23%	9,770
2008	11.152038	10.644234	-4.55%	10,668
2007	10.837555	11.152038	2.90%	0
2006	10.521925	10.837555	3.00%	7,408
2005	10.437626	10.521925	0.81%	7,586
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2014	15.843519	16.614914	4.87%	4,009
2013	11.791629	15.843519	34.36%	4,317
2012	10.406269	11.791629	13.31%	6,538
2011	11.802633	10.406269	-11.83%	7,160
2010	9.286425	11.802633	27.10%	7,485
2009	6.716375	9.286425	38.27%	6,830
2008	11.243766	6.716375	-40.27%	7,272
2007	9.859873	11.243766	14.04%	0
2006*	10.000000	9.859873	-1.40%	4,536

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2014	18.837764	17.084160	-9.31%	20
2013	14.631535	18.837764	28.75%	20
2012	12.292184	14.631535	19.03%	20
2011	15.038362	12.292184	-18.26%	21
2010	13.477523	15.038362	11.58%	21
2009	10.794322	13.477523	24.86%	154
2008	19.473097	10.794322	-44.57%	155
2007	16.825747	19.473097	15.73%	315
2006	14.445584	16.825747	16.48%	315
2005	12.295261	14.445584	17.49%	316
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2014	21.553598	22.708605	5.36%	206
2013	16.732169	21.553598	28.82%	182
2012	13.331454	16.732169	25.51%	160
2011	14.810348	13.331454	-9.99%	881
2010	11.860125	14.810348	24.88%	855
2009	7.630562	11.860125	55.43%	1,157
2008	15.826899	7.630562	-51.79%	1,144
2007	15.178387	15.826899	4.27%	0
2006	13.227488	15.178387	14.75%	3,688
2005	13.060805	13.227488	1.28%	781
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	12.510067	12.705533	1.56%	1,237
2013	10.235367	12.510067	22.22%	1,109
2012	8.987230	10.235367	13.89%	1,037
2011	9.243283	8.987230	-2.77%	731
2010	8.489692	9.243283	8.88%	486
2009	6.600419	8.489692	28.62%	34
2008*	10.000000	6.600419	-34.00%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	14.925220	15.418968	3.31%	675
2013	13.264831	14.925220	12.52%	710
2012	11.924398	13.264831	11.24%	674
2011	11.793823	11.924398	1.11%	1,422
2010	10.599753	11.793823	11.27%	1,116
2009	7.916115	10.599753	33.90%	950
2008	11.396036	7.916115	-30.54%	977
2007	11.123200	11.396036	2.45%	0
2006*	10.000000	11.123200	11.23%	114

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	24.924006	24.752989	-0.69%	151
2013	18.525896	24.924006	34.54%	265
2012	15.847002	18.525896	16.90%	580
2011	16.674194	15.847002	-4.96%	794
2010	13.168615	16.674194	26.62%	817
2009	10.324935	13.168615	27.54%	1,480
2008	15.609664	10.324935	-33.86%	585
2007	16.193756	15.609664	-3.61%	0
2006	14.017788	16.193756	15.52%	127
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.349959	-6.50%	216
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2014	19.621318	17.266594	-12.00%	0
2013	16.118294	19.621318	21.73%	0
2012	13.763312	16.118294	17.11%	0
2011	15.562745	13.763312	-11.56%	0
2010	14.501577	15.562745	7.32%	0
2009	10.692415	14.501577	35.62%	0
2008	18.117537	10.692415	-40.98%	0
2007	15.846198	18.117537	14.33%	0
2006	13.185313	15.846198	20.18%	0
2005	12.085622	13.185313	9.10%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - NQ
2014*	10.000000	8.661401	-13.39%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q
2014	19.858524	17.427292	-12.24%	118
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014*	10.000000	10.000913	0.01%	304
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.468600	11.772060	2.65%	992
2013	10.226390	11.468600	12.15%	992
2012*	10.000000	10.226390	2.26%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.911900	10.244085	3.35%	0
2013*	10.000000	9.911900	-0.88%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2014	11.570537	11.997678	3.69%	0
2013	9.822651	11.570537	17.79%	0
2012	8.533280	9.822651	15.11%	0
2011	10.263320	8.533280	-16.86%	0
2010	8.983675	10.263320	14.24%	0
2009	7.598272	8.983675	18.23%	0
2008	12.488321	7.598272	-39.16%	0
2007	11.615234	12.488321	7.52%	0
2006*	10.000000	11.615234	16.15%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2014	13.142529	14.671854	11.64%	0
2013	10.196757	13.142529	28.89%	0
2012	8.917877	10.196757	14.34%	0
2011	9.438912	8.917877	-5.52%	0
2010	7.697481	9.438912	22.62%	0
2009	5.414553	7.697481	42.16%	0
2008	9.133395	5.414553	-40.72%	0
2007	10.326692	9.133395	-11.56%	0
2006*	10.000000	10.326692	3.27%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2014	14.101351	14.859525	5.38%	0
2013	12.489979	14.101351	12.90%	0
2012	11.164969	12.489979	11.87%	0
2011	11.232553	11.164969	-0.60%	0
2010	10.288057	11.232553	9.18%	0
2009	8.292904	10.288057	24.06%	0
2008	11.535600	8.292904	-28.11%	0
2007	11.017210	11.535600	4.71%	5,680
2006*	10.000000	11.017210	10.17%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2014	15.085376	16.030649	6.27%	0
2013	11.467591	15.085376	31.55%	0
2012	10.054309	11.467591	14.06%	0
2011	10.643943	10.054309	-5.54%	0
2010	9.242888	10.643943	15.16%	0
2009	7.037023	9.242888	31.35%	0
2008	11.573519	7.037023	-39.20%	0
2007	11.399845	11.573519	1.52%	0
2006*	10.000000	11.399845	14.00%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2014	17.030580	17.240438	1.23%	0
2013	16.060493	17.030580	6.04%	0
2012	14.159160	16.060493	13.43%	0
2011	14.343278	14.159160	-1.28%	0
2010	12.583027	14.343278	13.99%	0
2009	7.376075	12.583027	70.59%	0
2008	10.667618	7.376075	-30.86%	0
2007	10.583702	10.667618	0.79%	1,470
2006*	10.000000	10.583702	5.84%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2014	19.866404	19.347066	-2.61%	0
2013	14.706644	19.866404	35.08%	0
2012	12.462134	14.706644	18.01%	0
2011	13.229193	12.462134	-5.80%	0
2010	10.991151	13.229193	20.36%	0
2009	7.137877	10.991151	53.98%	0
2008	11.769787	7.137877	-39.35%	0
2007	10.811230	11.769787	8.87%	0
2006*	10.000000	10.811230	8.11%	0
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2014	17.578546	17.517329	-0.35%	0
2013	13.351720	17.578546	31.66%	0
2012	11.544768	13.351720	15.65%	0
2011	12.637767	11.544768	-8.65%	0
2010	10.863984	12.637767	16.33%	0
2009	7.643819	10.863984	42.13%	0
2008	10.820751	7.643819	-29.36%	0
2007	10.758396	10.820751	0.58%	0
2006*	10.000000	10.758396	7.58%	0
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series) - Q/NQ
2014	14.366934	15.436018	7.44%	0
2013	10.293602	14.366934	39.57%	0
2012	9.344454	10.293602	10.16%	0
2011	9.651579	9.344454	-3.18%	0
2010	7.512565	9.651579	28.47%	0
2009	5.627160	7.512565	33.51%	0
2008	10.797685	5.627160	-47.89%	0
2007	10.354803	10.797685	4.28%	1,516
2006*	10.000000	10.354803	3.55%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series Y (StylePlus Large Growth Series) - Q/NQ
2014	12.367371	14.073666	13.80%	0
2013	9.763390	12.367371	26.67%	0
2012	8.930402	9.763390	9.33%	0
2011	9.451690	8.930402	-5.52%	0
2010	8.205251	9.451690	15.19%	0
2009	6.234253	8.205251	31.62%	0
2008	10.032335	6.234253	-37.86%	0
2007	10.829422	10.032335	-7.36%	0
2006*	10.000000	10.829422	8.29%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	13.320486	14.228486	6.82%	0
2013	9.649123	13.320486	38.05%	0
2012*	10.000000	9.649123	-3.51%	0
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
2014	18.539153	21.908348	18.17%	0
2013	13.358096	18.539153	38.79%	0
2012	11.189179	13.358096	19.38%	0
2011	10.900007	11.189179	2.65%	0
2010	10.483045	10.900007	3.98%	0
2009	8.314688	10.483045	26.08%	0
2008	11.796042	8.314688	-29.51%	0
2007	10.680037	11.796042	10.45%	0
2006*	10.000000	10.680037	6.80%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
2014	11.612550	13.143994	13.19%	0
2013	11.448910	11.612550	1.43%	0
2012	9.049422	11.448910	26.52%	0
2011	9.801736	9.049422	-7.68%	0
2010	8.446471	9.801736	16.05%	0
2009	6.503145	8.446471	29.88%	0
2008	11.897525	6.503145	-45.34%	0
2007	12.755518	11.897525	-6.73%	163
2006*	10.000000	12.755518	27.56%	0
Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
2014	23.111053	22.897797	-0.92%	0
2013	19.664621	23.111053	17.53%	0
2012	17.236811	19.664621	14.09%	0
2011	18.716336	17.236811	-7.90%	0
2010	16.792972	18.716336	11.45%	0
2009	12.574092	16.792972	33.55%	0
2008	21.357862	12.574092	-41.13%	0
2007	18.854342	21.357862	13.28%	0
2006	14.888679	18.854342	26.64%	0
2005	12.784541	14.888679	16.46%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.637758	13.000159	2.87%	0
2013	9.962068	12.637758	26.86%	0
2012*	10.000000	9.962068	-0.38%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	13.143955	13.978025	6.35%	156
2013	9.743742	13.143955	34.90%	156
2012*	10.000000	9.743742	-2.56%	157
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	31.083721	29.079007	-6.45%	4,731
2013	25.155125	31.083721	23.57%	5,242
2012	21.375327	25.155125	17.68%	6,627
2011	23.326248	21.375327	-8.36%	7,234
2010	21.735727	23.326248	7.32%	7,067
2009	17.602129	21.735727	23.48%	5,121
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	25.647679	25.809483	0.63%	260
2013	23.504483	25.647679	9.12%	483
2012	20.062784	23.504483	17.15%	133
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	22.634322	24.110318	6.52%	195
2013	17.639780	22.634322	28.31%	334
2012	15.730501	17.639780	12.14%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	14.123878	15.128346	7.11%	3,398
2013	10.927524	14.123878	29.25%	5,546
2012	8.934517	10.927524	22.31%	7,334
2011	9.722280	8.934517	-8.10%	8,127
2010	9.246199	9.722280	5.15%	9,090
2009	6.412493	9.246199	44.19%	8,903
2008	11.660629	6.412493	-45.01%	9,254
2007	8.642729	11.660629	34.92%	2,849
2006	8.020653	8.642729	7.76%	6,386
2005	7.215824	8.020653	11.15%	4,475
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	7.106516	7.673668	7.98%	2,124
2013	5.315315	7.106516	33.70%	2,272
2012	4.517653	5.315315	17.66%	2,412
2011	5.008333	4.517653	-9.80%	565
2010	4.077032	5.008333	23.46%	832
2009	2.631430	4.077032	54.94%	587
2008	4.756180	2.631430	-44.67%	588
2007	3.957908	4.756180	20.17%	589
2006	3.716911	3.957908	44.80%	2,280
2005	3.374104	3.716911	10.16%	893

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	14.610236	12.681636	-13.20%	5,250
2013	12.946237	14.610236	12.85%	5,436
2012	11.583679	12.946237	11.76%	5,828
2011	17.336409	11.583679	-33.18%	768
2010	14.042580	17.336409	23.46%	832
2009	7.941109	14.042580	76.83%	1,202
2008	16.834173	7.941109	-52.83%	1,423
2007	13.317081	16.834173	44.80%	2,280
2006	9.196737	13.317081	45.15%	2,280
2005	7.058336	9.196737	30.30%	2,810
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2014	22.599898	25.688942	13.67%	2,161
2013	17.298299	22.599898	30.65%	2,005
2012	14.552443	17.298299	18.87%	1,816
2011	14.424564	14.552443	0.89%	1,743
2010	11.831936	14.424564	21.91%	546
2009	9.456972	11.831936	25.11%	546
2008	14.338267	9.456972	-34.04%	546
2007	14.173021	14.338267	1.17%	543
2006	12.283381	14.173021	15.38%	547
2005	11.389202	12.283381	7.85%	2,368
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014*	10.000000	9.456461	-5.44%	337
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	14.268194	13.033871	-8.65%	0
2013	10.231480	14.268194	39.45%	0
2012*	10.000000	10.231480	2.31%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	21.527618	23.427382	8.82%	1,741
2013	16.077205	21.527618	33.90%	1,939
2012	14.049748	16.077205	14.43%	2,389
2011	14.293898	14.049748	-1.71%	3,551
2010	13.014934	14.293898	9.83%	3,360
2009	10.763214	13.014934	20.92%	4,342
2008	16.205840	10.763214	-33.58%	2,978
2007	15.253770	16.205840	6.24%	0
2006	12.817901	15.253770	19.00%	29
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	15.049946	15.030159	-0.13%	581
2013	11.940664	15.049946	26.04%	1,008
2012	10.430445	11.940664	14.48%	345
2011	10.753310	10.430445	-3.00%	1,301
2010*	10.000000	10.753310	7.53%	70

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2014	11.197848	12.310690	9.94%	1,021
2013	8.740200	11.197848	28.12%	872
2012	7.762626	8.740200	12.59%	878
2011	7.915339	7.762626	-1.93%	1,538
2010	6.721715	7.915339	17.76%	1,354
2009	5.099795	6.721715	31.80%	1,356
2008	8.425771	5.099795	-39.47%	1,359
2007	7.137919	8.425771	18.04%	1,362
2006	6.808112	7.137919	4.84%	2,913
2005	6.473239	6.808112	5.17%	3,054
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2014	20.463168	22.858332	11.70%	3,457
2013	15.710602	20.463168	30.25%	4,036
2012	13.875428	15.710602	13.23%	4,231
2011	13.960429	13.875428	-0.61%	6,766
2010	12.459482	13.960429	12.05%	7,725
2009*	10.000000	12.459482	24.59%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	14.222958	14.746106	3.68%	2,262
2013	11.682668	14.222958	21.74%	2,571
2012	10.224031	11.682668	14.27%	3,787
2011	10.257868	10.224031	-0.33%	3,778
2010	9.273251	10.257868	10.62%	3,832
2009	7.609027	9.273251	21.87%	3,506
2008	10.972607	7.609027	-30.65%	3,512
2007	10.469308	10.972607	4.81%	0
2006*	10.000000	10.469308	4.69%	206
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	11.415393	11.833908	3.67%	691
2013	11.865284	11.415393	-3.79%	671
2012	11.447284	11.865284	3.65%	662
2011	10.964216	11.447284	4.41%	2,693
2010	10.475482	10.964216	4.67%	2,601
2009	9.458857	10.475482	10.75%	2,163
2008	10.627782	9.458857	-11.00%	2,508
2007	10.451366	10.627782	1.69%	34
2006*	10.000000	10.451366	4.51%	1,155

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	15.509504	15.596771	0.56%	3,597
2013	12.208952	15.509504	27.03%	3,422
2012	10.127105	12.208952	20.56%	5,398
2011	11.307734	10.127105	-10.44%	5,992
2010	10.288170	11.307734	9.91%	6,668
2009	7.357433	10.288170	39.83%	6,536
2008	12.142021	7.357433	-39.41%	7,062
2007	10.752059	12.142021	12.93%	145
2006*	10.000000	10.752059	7.52%	1,104
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	13.976162	14.914799	6.72%	37,338
2013	10.919651	13.976162	27.99%	38,642
2012	9.419098	10.919651	15.93%	37,722
2011	10.007247	9.419098	-5.88%	51,921
2010	8.573945	10.007247	16.72%	54,681
2009	6.256195	8.573945	37.05%	49,230
2008	11.356722	6.256195	-44.91%	50,750
2007	10.278312	11.356722	10.49%	5,412
2006*	10.000000	10.278312	2.78%	16,623
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	12.434315	13.534704	8.85%	1,705
2013	9.469669	12.434315	31.31%	1,667
2012	8.192020	9.469669	15.60%	1,564
2011	8.485198	8.192020	-3.46%	1,250
2010	7.742763	8.485198	9.59%	747
2009	5.999507	7.742763	29.06%	265
2008	9.809470	5.999507	-38.84%	87
2007*	10.000000	9.809470	-1.91%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	21.198613	21.467512	1.27%	540
2013	20.049030	21.198613	5.73%	6
2012	17.723460	20.049030	13.12%	6
2011	17.287312	17.723460	2.52%	263
2010	15.470945	17.287312	11.74%	263
2009	10.730712	15.470945	44.17%	263
2008	15.090339	10.730712	-28.89%	264
2007	14.817911	15.090339	1.84%	276
2006	13.566462	14.817911	9.22%	411
2005	13.418308	13.566462	1.10%	421

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2014	18.467794	19.908964	7.80%	2,394
2013	13.787567	18.467794	33.95%	3,017
2012	11.786225	13.787567	16.98%	8,152
2011	12.219243	11.786225	-3.54%	4,960
2010	10.688060	12.219243	14.33%	5,152
2009	8.419634	10.688060	26.94%	7,286
2008	13.532052	8.419634	-37.78%	7,297
2007	14.014970	13.532052	-3.45%	874
2006	12.244340	14.014970	14.46%	8,620
2005	11.893755	12.244340	2.95%	3,990
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2014	12.684429	13.352528	5.27%	14,535
2013	8.931281	12.684429	42.02%	26,102
2012	7.734260	8.931281	15.48%	20,414
2011	8.861580	7.734260	-12.72%	26,298
2010	7.762224	8.861580	14.16%	32,917
2009	5.138900	7.762224	51.05%	31,757
2008*	10.000000	5.138900	-48.61%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2014	14.009506	15.301201	9.22%	475
2013	10.223501	14.009506	37.03%	772
2012	9.285484	10.223501	10.10%	651
2011	9.711597	9.285484	-4.39%	715
2010	7.957915	9.711597	22.04%	807
2009	6.126637	7.957915	29.89%	3,068
2008*	10.000000	6.126637	-38.73%	3,289
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	12.487438	12.885875	3.19%	0
2013	9.766700	12.487438	27.86%	408
2012	8.515135	9.766700	14.70%	0
2011	9.210181	8.515135	-7.55%	0
2010	8.113295	9.210181	13.52%	0
2009	6.359322	8.113295	27.58%	0
2008*	10.000000	6.359322	-36.41%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.363447	12.733574	2.99%	692
2013	10.919428	12.363447	13.22%	893
2012	9.956667	10.919428	9.67%	28
2011	10.219895	9.956667	-2.58%	0
2010	9.373787	10.219895	9.03%	0
2009	7.922177	9.373787	18.32%	0
2008*	10.000000	7.922177	-20.78%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.551484	12.976824	3.39%	0
2013	10.483128	12.551484	19.73%	0
2012	9.341674	10.483128	12.22%	0
2011	9.797479	9.341674	-4.65%	0
2010	8.827775	9.797479	10.98%	0
2009	7.199765	8.827775	22.61%	0
2008*	10.000000	7.199765	-28.00%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.764140	12.004692	2.04%	39
2013	11.353027	11.764140	3.62%	1,602
2012	10.695079	11.353027	6.15%	1,761
2011	10.679483	10.695079	0.15%	1,680
2010	10.126015	10.679483	5.47%	205
2009	9.072864	10.126015	11.61%	146
2008*	10.000000	9.072864	-9.27%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.829518	10.935856	0.98%	0
2013*	10.000000	10.829518	8.30%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.968090	10.940757	-0.25%	0
2013*	10.000000	10.968090	9.68%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.461811	12.868444	3.26%	2,244
2013	10.712256	12.461811	16.33%	2,294
2012	9.653974	10.712256	10.96%	1,978
2011	10.009410	9.653974	-3.55%	1,993
2010	9.101202	10.009410	9.98%	1,874
2009	7.557700	9.101202	20.42%	13,667
2008*	10.000000	7.557700	-24.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	12.499753	12.906591	3.25%	698
2013	10.185291	12.499753	22.72%	475
2012	9.001558	10.185291	13.15%	0
2011	9.561977	9.001558	-5.86%	0
2010	8.545465	9.561977	11.90%	0
2009	6.836576	8.545465	25.00%	0
2008*	10.000000	6.836576	-31.63%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	12.212196	12.551838	2.78%	0
2013	11.117335	12.212196	9.85%	128
2012	10.230827	11.117335	8.67%	115
2011	10.388154	10.230827	-1.51%	98
2010	9.648048	10.388154	7.67%	88
2009	8.302301	9.648048	16.21%	74
2008*	10.000000	8.302301	-16.98%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2014	12.151350	12.606058	3.74%	406
2013	12.544963	12.151350	-3.14%	348
2012	11.789974	12.544963	6.40%	348
2011	11.200187	11.789974	5.27%	348
2010	10.594362	11.200187	5.72%	248
2009	9.862143	10.594362	7.42%	312
2008*	10.000000	9.862143	-1.38%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.950768	13.413184	3.57%	0
2013	13.389013	12.950768	-3.27%	0
2012	12.657925	13.389013	5.78%	0
2011	12.086780	12.657925	4.73%	0
2010	11.321157	12.086780	6.76%	0
2009	9.846106	11.321157	14.98%	0
2008*	10.000000	9.846106	-1.54%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014	22.939802	21.405645	-6.69%	2,233
2013	23.058241	22.939802	-0.51%	29
2012	19.920861	23.058241	15.75%	29
2011	25.987329	19.920861	-23.34%	29
2010	22.651951	25.987329	14.72%	29
2009	14.045719	22.651951	61.27%	29
2008	33.675844	14.045719	-58.29%	29
2007	23.426504	33.675844	43.75%	29
2006	17.351085	23.426504	35.01%	29
2005	13.246644	17.351085	30.98%	48
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	16.313625	16.845772	3.26%	2,726
2013	17.218431	16.313625	-5.25%	3,451
2012	16.919707	17.218431	1.77%	5,708
2011	15.974347	16.919707	5.92%	6,853
2010	15.438298	15.974347	3.47%	7,269
2009	15.224418	15.438298	1.40%	9,977
2008	14.312279	15.224418	6.37%	8,358
2007	13.526164	14.312279	5.81%	0
2006	13.254058	13.526164	2.05%	9,092
2005	12.997203	13.254058	1.98%	8,218

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2014	14.086405	13.847942	-1.69%	3,853
2013	12.105864	14.086405	16.36%	164
2012	10.604322	12.105864	14.16%	164
2011	11.900361	10.604322	-10.89%	165
2010	10.637128	11.900361	11.88%	76
2009	8.303713	10.637128	28.10%	76
2008	15.588521	8.303713	-46.73%	76
2007	12.416347	15.588521	25.55%	0
2006	9.455883	12.416347	31.31%	77
2005	7.353676	9.455883	28.59%	77
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	10.671140	9.885699	-7.36%	3,705
2013	8.929890	10.671140	19.50%	3,912
2012	7.649968	8.929890	16.73%	947
2011	8.888768	7.649968	-13.94%	1,398
2010	8.381156	8.888768	6.06%	1,322
2009	6.599237	8.381156	27.00%	1,197
2008	11.743033	6.599237	-43.80%	1,117
2007	10.871766	11.743033	8.01%	7,007
2006*	10.000000	10.871766	8.72%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	18.802482	19.493101	3.67%	10,997
2013	14.963314	18.802482	25.66%	11,930
2012	13.073974	14.963314	14.45%	11,447
2011	13.780903	13.073974	-5.13%	11,076
2010	12.174286	13.780903	13.20%	10,302
2009	9.691703	12.174286	25.62%	11,754
2008	15.540025	9.691703	-37.63%	10,799
2007	14.852830	15.540025	4.63%	187
2006	12.869465	14.852830	15.41%	11,052
2005	12.074239	12.869465	6.59%	9,296
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	15.087523	15.582083	3.28%	0
2013	13.470237	15.087523	12.01%	0
2012	12.470644	13.470237	8.02%	0
2011	12.517421	12.470644	-0.37%	0
2010	11.542944	12.517421	8.44%	0
2009*	10.000000	11.542944	15.43%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	17.132214	17.799825	3.90%	429
2013	14.518698	17.132214	18.00%	430
2012	13.098350	14.518698	10.84%	430
2011	13.389091	13.098350	-2.17%	420
2010	12.102502	13.389091	10.63%	353
2009*	10.000000	12.102502	21.03%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	13.908266	14.268726	2.59%	841
2013	13.435167	13.908266	3.52%	1,184
2012	12.936126	13.435167	3.86%	1,625
2011	12.726522	12.936126	1.65%	1,551
2010	12.170443	12.726522	4.57%	1,412
2009	11.298120	12.170443	7.72%	1,338
2008	12.174397	11.298120	-7.20%	1,790
2007	11.699753	12.174397	4.06%	4,817
2006	11.159571	11.699753	4.84%	2,281
2005	10.938716	11.159571	2.02%	285
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.664205	10.789517	1.18%	0
2013*	10.000000	10.664205	6.64%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.752716	10.802397	0.46%	0
2013*	10.000000	10.752716	7.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	16.809029	17.458928	3.87%	16,335
2013	14.595000	16.809029	15.17%	13,453
2012	13.338062	14.595000	9.42%	11,057
2011	13.512010	13.338062	-1.29%	15,206
2010	12.336608	13.512010	9.53%	17,700
2009	10.486186	12.336608	17.65%	18,639
2008	13.826087	10.486186	-24.16%	18,548
2007	13.252053	13.826087	4.33%	0
2006	12.051166	13.252053	9.96%	17,680
2005	11.584213	12.051166	4.03%	20,693
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	18.130547	18.791414	3.65%	23,754
2013	15.002751	18.130547	20.85%	31,794
2012	13.355371	15.002751	12.33%	42,105
2011	13.817929	13.355371	-3.35%	39,154
2010	12.401149	13.817929	11.42%	45,470
2009	10.095565	12.401149	22.84%	33,167
2008	14.901132	10.095565	-32.25%	36,986
2007	14.216422	14.901132	4.82%	3,798
2006	12.568358	14.216422	13.11%	24,663
2005	11.886380	12.568358	5.74%	18,060

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	15.603383	16.138611	3.43%	15,888
2013	14.300081	15.603383	9.11%	16,214
2012	13.403862	14.300081	6.69%	5,552
2011	13.298880	13.403862	0.79%	4,929
2010	12.410250	13.298880	7.16%	5,033
2009	10.969951	12.410250	13.13%	5,049
2008	13.076032	10.969951	-16.11%	5,238
2007	12.509474	13.076032	4.53%	0
2006	11.683322	12.509474	7.07%	5,755
2005	11.322864	11.683322	3.18%	5,935
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2014	21.254134	22.835403	7.44%	27,489
2013	15.744370	21.254134	35.00%	32,738
2012	13.433936	15.744370	17.20%	42,172
2011	13.914433	13.433936	-3.45%	56,600
2010	12.950830	13.914433	7.44%	60,654
2009*	10.000000	12.950830	29.51%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.947130	-0.53%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.143385	1.43%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	40.756306	44.038263	8.05%	812
2013	31.020387	40.756306	31.39%	2,639
2012	26.741414	31.020387	16.00%	3,098
2011	27.786191	26.741414	-3.76%	3,973
2010	22.295780	27.786191	24.63%	4,365
2009	16.509748	22.295780	35.05%	5,273
2008	26.314008	16.509748	-37.26%	4,844
2007	24.775941	26.314008	6.21%	4,426
2006	22.830881	24.775941	8.52%	5,229
2005	20.623786	22.830881	10.70%	3,149
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	11.382626	11.240343	-1.25%	8,429
2013	11.526704	11.382626	-1.25%	8,065
2012	11.673013	11.526704	-1.25%	23,165
2011	11.820354	11.673013	-1.25%	8,797
2010	11.969960	11.820354	-1.25%	11,464
2009	12.116391	11.969960	-1.21%	14,153
2008	12.022852	12.116391	0.78%	24,153
2007	11.619013	12.022852	3.48%	0
2006	11.255765	11.619013	3.23%	7,016
2005	11.101653	11.255765	1.39%	6,033

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	18.543732	19.023112	2.59%	1,127
2013	18.992008	18.543732	-2.36%	851
2012	17.134094	18.992008	10.84%	989
2011	16.438470	17.134094	4.23%	1,831
2010	15.052787	16.438470	9.21%	2,239
2009	12.255431	15.052787	22.83%	5,988
2008	15.005176	12.255431	-18.33%	6,645
2007	14.524404	15.005176	3.31%	0
2006	14.029010	14.524404	3.53%	6,233
2005	13.903003	14.029010	0.91%	6,410
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2014	18.643348	18.224700	-2.25%	874
2013	15.556096	18.643348	19.85%	0
2012	13.590227	15.556096	14.47%	0
2011	15.176699	13.590227	-10.45%	0
2010	13.465073	15.176699	12.71%	0
2009*	10.000000	13.465073	34.65%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2014*	10.000000	9.029687	-9.70%	1,221
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2014	13.523743	14.748378	9.06%	1,154
2013	10.163854	13.523743	33.06%	3,649
2012	8.846061	10.163854	14.90%	3,679
2011	9.225932	8.846061	-4.12%	5,175
2010	8.088157	9.225932	14.07%	5,319
2009	6.311220	8.088157	28.16%	4,190
2008*	10.000000	6.311220	-36.89%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2014	15.087889	16.466410	9.14%	292
2013	11.280967	15.087889	33.75%	557
2012	9.697033	11.280967	16.33%	610
2011	10.427486	9.697033	-7.01%	349
2010*	10.000000	10.427486	4.27%	350
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.662622	13.785193	8.87%	0
2013	9.496486	12.662622	33.34%	0
2012	8.178285	9.496486	16.12%	0
2011	8.818891	8.178285	-7.26%	0
2010	7.920878	8.818891	11.34%	0
2009	6.295437	7.920878	25.82%	0
2008*	10.000000	6.295437	-37.05%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2014	14.414054	14.808208	2.73%	5,844
2013	10.505185	14.414054	37.21%	7,171
2012	9.258570	10.505185	13.46%	7,463
2011	9.789588	9.258570	-5.42%	14,647
2010	7.816992	9.789588	25.23%	14,863
2009	6.227072	7.816992	25.53%	18,147
2008*	10.000000	6.227072	-37.73%	1,015
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	15.144711	17.500807	15.56%	3,187
2013	11.303532	15.144711	33.98%	3,250
2012	9.838731	11.303532	14.89%	3,960
2011	10.199792	9.838731	-3.54%	4,385
2010	8.633805	10.199792	18.14%	5,359
2009	6.701262	8.633805	28.84%	7,612
2008*	10.000000	6.701262	-32.99%	2,463
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014	22.080401	22.417427	1.53%	1,059
2013	15.496411	22.080401	42.49%	1,076
2012	13.834035	15.496411	12.02%	1,108
2011	14.100206	13.834035	-1.89%	1,511
2010	11.382047	14.100206	23.88%	1,984
2009	9.042865	11.382047	25.87%	2,419
2008	17.091260	9.042865	-47.09%	2,466
2007	15.771065	17.091260	8.37%	1,952
2006	15.473935	15.771065	1.92%	2,870
2005	14.496373	15.473935	6.74%	1,943
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014	49.886320	52.722019	5.68%	1,049
2013	35.981005	49.886320	38.65%	1,014
2012	30.252307	35.981005	18.94%	820
2011	32.270762	30.252307	-6.25%	1,019
2010	25.811790	32.270762	25.02%	1,256
2009	20.709509	25.811790	24.64%	1,721
2008	30.910484	20.709509	-33.00%	1,669
2007	33.621951	30.910484	-8.06%	1,575
2006	29.026603	33.621951	15.83%	2,395
2005	28.516666	29.026603	1.79%	2,046

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014	41.632625	41.447329	-0.45%	1,235
2013	29.920035	41.632625	39.15%	2,260
2012	26.232865	29.920035	14.06%	2,321
2011	28.127878	26.232865	-6.74%	2,912
2010	22.728813	28.127878	23.75%	3,025
2009	17.086989	22.728813	33.02%	3,661
2008	27.994447	17.086989	-38.96%	3,851
2007	27.758912	27.994447	0.85%	3,697
2006	25.089017	27.758912	10.64%	3,506
2005	22.619557	25.089017	10.92%	2,506
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2014	17.583937	19.473511	10.75%	4,796
2013	13.582138	17.583937	29.46%	6,487
2012	12.042666	13.582138	12.78%	6,486
2011	12.130640	12.042666	-0.73%	6,399
2010	10.827787	12.130640	12.03%	6,500
2009	8.695593	10.827787	24.52%	7,947
2008	15.066968	8.695593	-42.29%	8,387
2007	14.104765	15.066968	6.82%	0
2006	12.569807	14.104765	12.21%	8,829
2005	11.846853	12.569807	6.10%	7,879
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2014	11.379761	14.483529	27.27%	8,313
2013	11.183243	11.379761	1.76%	9,918
2012	9.781032	11.183243	14.34%	8,891
2011	9.299999	9.781032	5.17%	13,823
2010	7.234189	9.299999	28.56%	13,579
2009	5.599255	7.234189	29.20%	16,316
2008*	10.000000	5.599255	-44.01%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.702809	13.067803	11.66%	1,636
2013*	10.000000	11.702809	17.03%	806
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.663192	10.581916	-0.76%	577
2013	10.786788	10.663192	-1.15%	939
2012	10.551870	10.786788	2.23%	417
2011	10.548150	10.551870	0.04%	400
2010	10.429293	10.548150	1.14%	609
2009	9.860285	10.429293	5.77%	203
2008*	10.000000	9.860285	-1.40%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.573928	12.981900	3.24%	0
2013*	10.000000	12.573928	25.74%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	16.436669	14.908856	-9.30%	412
2013	13.859670	16.436669	18.59%	502
2012	11.738872	13.859670	18.07%	581
2011	13.574005	11.738872	-13.52%	638
2010	12.925473	13.574005	5.02%	694
2009*	10.000000	12.925473	29.25%	2,635
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	10.747713	10.678094	-0.65%	752
2013	10.817032	10.747713	-0.64%	800
2012	10.472043	10.817032	3.29%	802
2011	10.573700	10.472043	-0.96%	428
2010	10.170049	10.573700	3.97%	118
2009	9.087672	10.170049	11.91%	590
2008	10.630241	9.087672	-14.51%	1,100
2007	10.275244	10.630241	3.45%	1,359
2006	9.985363	10.275244	2.90%	225
2005	9.967544	9.985363	0.18%	64
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	15.716044	16.058227	2.18%	203
2013	10.912964	15.716044	44.01%	256
2012	10.155577	10.912964	7.46%	265
2011	10.394092	10.155577	-2.29%	305
2010	8.799827	10.394092	18.12%	0
2009	7.259416	8.799827	21.22%	0
2008	12.145853	7.259416	-40.23%	0
2007	12.237442	12.145853	-0.75%	10,361
2006	11.773573	12.237442	3.94%	23
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	19.945418	21.740924	9.00%	380
2013	14.678284	19.945418	35.88%	380
2012	13.393928	14.678284	9.59%	380
2011	13.994219	13.393928	-4.29%	380
2010	11.534933	13.994219	21.32%	380
2009	8.887810	11.534933	29.78%	380
2008	14.862813	8.887810	-40.20%	466
2007	13.987076	14.862813	6.26%	0
2006	12.456727	13.987076	12.29%	275
2005	11.804504	12.456727	5.53%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2014	21.815487	24.862255	13.97%	0
2013	17.027604	21.815487	28.12%	0
2012	15.110241	17.027604	12.69%	0
2011	15.478999	15.110241	-2.38%	0
2010	14.325754	15.478999	8.05%	0
2009	10.038225	14.325754	42.71%	1,270
2008	18.658710	10.038225	-46.20%	2,853
2007	16.553915	18.658710	12.71%	4,351
2006	15.528631	16.553915	6.60%	6,363
2005	14.961776	15.528631	3.79%	5,923
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2014	22.126981	23.114248	4.46%	1,768
2013	16.477598	22.126981	34.29%	1,627
2012	14.329813	16.477598	14.99%	1,647
2011	14.353550	14.329813	-0.17%	1,962
2010	11.403177	14.353550	25.87%	1,817
2009	8.708048	11.403177	30.95%	3,524
2008	17.313969	8.708048	-49.71%	3,559
2007	16.490117	17.313969	5.00%	0
2006	16.218926	16.490117	1.67%	4,258
2005	14.621223	16.218926	10.93%	4,196
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2014	18.521236	18.708957	1.01%	5,998
2013	14.732589	18.521236	25.72%	1,056
2012	12.303213	14.732589	19.75%	1,160
2011	13.584878	12.303213	-9.43%	1,189
2010	11.862818	13.584878	14.52%	1,590
2009	8.594707	11.862818	38.02%	1,833
2008	14.551844	8.594707	-40.94%	1,834
2007	13.861145	14.551844	4.98%	0
2006	11.926147	13.861145	16.22%	1,835
2005	10.565033	11.926147	12.88%	2,516
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2014	10.016255	10.171827	1.55%	10
2013	10.156480	10.016255	-1.38%	489
2012*	10.000000	10.156480	1.56%	10
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	9.037071	-9.63%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2014	20.299880	22.191743	9.32%	3,556
2013	15.600062	20.299880	30.13%	4,032
2012	13.517400	15.600062	15.41%	3,543
2011	13.690128	13.517400	-1.26%	6,981
2010	11.940024	13.690128	14.66%	10,218
2009	9.425201	11.940024	26.68%	12,745
2008	15.512276	9.425201	-39.24%	13,163
2007	15.044165	15.512276	3.11%	4,348
2006	13.244102	15.044165	13.59%	10,208
2005	12.654982	13.244102	4.66%	6,755
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2014	15.508413	17.142120	10.53%	2,436
2013	11.136771	15.508413	39.25%	2,376
2012	9.558713	11.136771	16.51%	2,191
2011	9.898460	9.558713	-3.43%	6,315
2010	8.122488	9.898460	21.86%	7,846
2009	5.995323	8.122488	35.48%	7,691
2008	9.765612	5.995323	-38.61%	9,038
2007	10.011018	9.765612	-2.45%	8,867
2006*	10.000000	10.011018	0.11%	2,537
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.506702	10.422561	-0.80%	1,102
2013	10.628082	10.506702	-1.14%	1,000
2012*	10.000000	10.628082	6.28%	937
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014*	10.000000	9.704225	-2.96%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	12.056240	11.941366	-0.95%	0
2013	13.066955	12.056240	-7.73%	0
2012	12.574831	13.066955	3.91%	0
2011	11.745076	12.574831	7.06%	195
2010	10.874552	11.745076	8.01%	0
2009*	10.000000	10.874552	8.75%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.676359	11.616677	-0.51%	584
2013	11.851685	11.676359	-1.48%	848
2012	11.349481	11.851685	4.42%	541
2011	11.378072	11.349481	-0.25%	753
2010	10.954048	11.378072	3.87%	295
2009*	10.000000	10.954048	9.54%	883

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2014	13.467400	13.710172	1.80%	0
2013	15.022549	13.467400	-10.35%	0
2012	13.988559	15.022549	7.39%	0
2011	12.684960	13.988559	10.28%	0
2010	11.881741	12.684960	6.76%	0
2009	10.166878	11.881741	16.87%	0
2008	11.073425	10.166878	-8.19%	0
2007	10.135369	11.073425	9.26%	2,667
2006*	10.000000	10.135369	1.35%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2014	14.862050	15.303090	2.97%	0
2013	15.350365	14.862050	-3.18%	0
2012	14.183527	15.350365	8.23%	0
2011	13.862866	14.183527	2.31%	0
2010	12.984838	13.862866	6.76%	0
2009	11.531516	12.984838	12.60%	0
2008	11.148087	11.531516	3.44%	0
2007	10.382258	11.148087	7.38%	0
2006*	10.000000	10.382258	3.82%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.466187	10.766092	2.87%	559
2013	10.820820	10.466187	-3.28%	1,220
2012	10.007389	10.820820	8.13%	874
2011*	10.000000	10.007389	0.07%	304
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2014	13.972611	13.304194	-4.78%	0
2013	11.695065	13.972611	19.47%	0
2012	11.006432	11.695065	6.26%	0
2011	12.679958	11.006432	-13.20%	0
2010	9.880140	12.679958	28.34%	0
2009	6.330660	9.880140	56.07%	0
2008	11.300887	6.330660	-43.98%	0
2007	11.006899	11.300887	2.67%	648
2006*	10.000000	11.006899	10.07%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	22.107656	28.648034	29.58%	6,451
2013	14.874074	22.107656	48.63%	2,576
2012	11.498337	14.874074	29.36%	1,938
2011	10.548103	11.498337	9.01%	1,976
2010*	10.000000	10.548103	5.48%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2014	12.225259	13.020750	6.51%	0
2013	12.419364	12.225259	-1.56%	0
2012	11.492067	12.419364	8.07%	0
2011	11.015043	11.492067	4.33%	717
2010	10.410626	11.015043	5.81%	717
2009	9.615032	10.410626	8.27%	717
2008	10.843289	9.615032	-11.33%	1,105
2007	10.413414	10.843289	4.13%	0
2006*	10.000000	10.413414	4.13%	96
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2014	42.694833	43.395401	1.64%	73
2013	47.381061	42.694833	-9.89%	73
2012	40.676240	47.381061	16.48%	73
2011	38.483287	40.676240	5.70%	73
2010	35.509855	38.483287	8.37%	74
2009	27.616445	35.509855	28.58%	74
2008	32.892265	27.616445	-16.04%	74
2007	31.268369	32.892265	5.19%	74
2006	28.574908	31.268369	9.43%	196
2005	25.777598	28.574908	10.85%	197
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
2014	16.627025	16.772964	0.88%	0
2013	14.521745	16.627025	14.50%	0
2012	12.917602	14.521745	12.42%	0
2011	13.580394	12.917602	-4.88%	0
2010	13.012625	13.580394	4.36%	0
2009	9.942920	13.012625	30.87%	0
2008	18.183456	9.942920	-45.32%	0
2007	16.070189	18.183456	13.15%	2,716
2006	13.004495	16.070189	23.57%	0
2005	11.856303	13.004495	9.68%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2014	56.254685	55.320979	-1.66%	0
2013	50.853950	56.254685	10.62%	0
2012	39.673191	50.853950	28.18%	0
2011	54.098716	39.673191	-26.67%	0
2010	43.190476	54.098716	25.26%	0
2009	20.516561	43.190476	110.52%	0
2008	58.991911	20.516561	-65.22%	0
2007	43.412632	58.991911	35.89%	0
2006	31.514704	43.412632	37.75%	0
2005	24.176597	31.514704	30.35%	60

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	53.122674	42.436679	-20.12%	686
2013	48.668394	53.122674	9.15%	729
2012	47.671725	48.668394	2.09%	865
2011	57.779398	47.671725	-17.49%	42
2010	45.274087	57.779398	27.62%	42
2009	29.102885	45.274087	55.57%	42
2008	54.704654	29.102885	-46.80%	42
2007	38.113622	54.704654	43.53%	43
2006	31.001698	38.113622	22.94%	43
2005	20.697822	31.001698	49.78%	43
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.503060	8.365087	-20.36%	2,427
2013	9.643196	10.503060	8.92%	1,815
2012*	10.000000	9.643196	-3.57%	291
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	24.400000	23.642553	-3.10%	0
2013	16.447217	24.400000	48.35%	0
2012	15.440558	16.447217	6.52%	0
2011	16.388970	15.440558	-5.79%	0
2010	13.091373	16.388970	25.19%	0
2009*	10.000000	13.091373	30.91%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.218186	11.538145	2.85%	0
2013	10.154217	11.218186	10.48%	0
2012*	10.000000	10.154217	1.54%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	15.626494	16.803131	7.53%	0
2013	11.503040	15.626494	35.85%	0
2012	9.837919	11.503040	16.93%	0
2011	10.907709	9.837919	-9.81%	0
2010	8.730018	10.907709	24.94%	0
2009	6.200164	8.730018	40.80%	0
2008*	10.000000	6.200164	-38.00%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	13.439128	13.702115	1.96%	1,090
2013	14.877682	13.439128	-9.67%	1,051
2012	14.037333	14.877682	5.99%	1,999
2011	12.726928	14.037333	10.30%	983
2010	12.266583	12.726928	3.75%	4,362
2009	11.276296	12.266583	8.78%	3,522
2008	11.609253	11.276296	-2.87%	3,574
2007	10.743037	11.609253	8.06%	3,176
2006	10.714080	10.743037	0.27%	2,947
2005	10.687792	10.714080	0.25%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2014	20.185314	22.413965	11.04%	351
2013	15.057322	20.185314	34.06%	351
2012	13.295726	15.057322	13.25%	352
2011	13.063929	13.295726	1.77%	353
2010	11.595507	13.063929	12.66%	589
2009	9.947974	11.595507	16.56%	697
2008	15.408481	9.947974	-35.44%	1,080
2007	15.623076	15.408481	-1.37%	1,250
2006	13.518310	15.623076	15.57%	1,151
2005	13.089671	13.518310	3.27%	922
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2014	17.986249	16.774827	-6.74%	0
2013	14.886820	17.986249	20.82%	0
2012	12.448936	14.886820	19.58%	0
2011	14.339445	12.448936	-13.18%	0
2010	12.823534	14.339445	11.82%	0
2009	9.712886	12.823534	32.03%	0
2008	17.835565	9.712886	-45.54%	208
2007	15.307662	17.835565	16.51%	208
2006	12.404396	15.307662	23.41%	208
2005	11.096532	12.404396	11.79%	208

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2014	17.367728	19.957197	14.91%	25
2013	13.523682	17.367728	28.42%	25
2012	11.778949	13.523682	14.81%	29
2011	12.017122	11.778949	-1.98%	29
2010	10.209581	12.017122	17.70%	29
2009	7.960349	10.209581	28.26%	30
2008	10.661044	7.960349	-25.33%	30
2007	11.057147	10.661044	-3.58%	14
2006*	10.000000	11.057147	10.57%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2014	28.856164	32.206397	11.61%	0
2013	22.194522	28.856164	30.01%	0
2012	19.626787	22.194522	13.08%	0
2011	19.685054	19.626787	-0.30%	0
2010	17.583894	19.685054	11.95%	0
2009	14.863162	17.583894	18.31%	1,351
2008	20.566055	14.863162	-27.73%	1,347
2007	21.967196	20.566055	-6.38%	1,370
2006	18.756880	21.967196	17.12%	1,883
2005	18.092486	18.756880	3.67%	1,692
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	15.245537	15.338093	0.61%	1,188
2013	13.500145	15.245537	12.93%	1,189
2012	12.438632	13.500145	8.53%	1,190
2011	13.078195	12.438632	-4.89%	1,191
2010	12.072012	13.078195	8.33%	1,192
2009*	10.000000	12.072012	20.72%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.234599	12.754025	4.25%	0
2013*	10.000000	12.234599	22.35%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.889543	8.90%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	24.004434	24.905780	3.75%	282
2013	17.283516	24.004434	38.89%	281
2012	15.129971	17.283516	14.23%	284
2011	15.243060	15.129971	-0.74%	297
2010	12.273737	15.243060	24.19%	298
2009	9.946220	12.273737	23.40%	339
2008	14.586751	9.946220	-31.81%	1,175
2007	14.877364	14.586751	-1.95%	771
2006	13.174239	14.877364	12.93%	590
2005	12.446927	13.174239	5.84%	693

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2014	16.648396	18.642529	11.98%	1,403
2013	12.555514	16.648396	32.60%	1,596
2012	11.360823	12.555514	10.52%	1,596
2011	11.407346	11.360823	-0.41%	1,397
2010	10.066125	11.407346	13.32%	1,848
2009	7.624873	10.066125	32.02%	1,849
2008	11.781058	7.624873	-35.28%	2,477
2007	11.074843	11.781058	6.38%	2,335
2006	10.274954	11.074843	7.78%	2,151
2005	10.046653	10.274954	2.27%	1,998
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2014	19.447990	21.772004	11.95%	1,708
2013	14.924177	19.447990	30.31%	1,860
2012	13.065050	14.924177	14.23%	1,861
2011	12.992814	13.065050	0.56%	3,116
2010	11.462933	12.992814	13.35%	3,118
2009	9.192999	11.462933	24.69%	3,119
2008	14.817894	9.192999	-37.96%	4,524
2007	14.264491	14.817894	3.88%	4,541
2006	12.512627	14.264491	14.00%	4,471
2005	12.108868	12.512627	3.33%	3,982
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2014	20.184421	21.534043	6.69%	585
2013	16.886551	20.184421	19.53%	572
2012	15.493470	16.886551	8.99%	558
2011	14.399406	15.493470	7.60%	637
2010	12.651120	14.399406	13.82%	637
2009	10.458431	12.651120	20.97%	653
2008	15.041197	10.458431	-30.47%	843
2007	14.225733	15.041197	5.73%	498
2006	12.373722	14.225733	14.97%	598
2005	12.010432	12.373722	3.02%	368
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014*	10.000000	9.911931	-0.88%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2014	17.592262	18.022179	2.44%	2,172
2013	17.641392	17.592262	-0.28%	1,520
2012	16.290555	17.641392	8.29%	1,349
2011	16.137809	16.290555	0.95%	2,557
2010	15.068808	16.137809	7.09%	2,563
2009	12.676743	15.068808	18.87%	2,596
2008	13.853324	12.676743	-8.49%	3,273
2007	13.319686	13.853324	4.01%	3,352
2006	12.956412	13.319686	2.80%	3,103
2005	12.958478	12.956412	-0.02%	2,798

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2014	13.800471	14.213505	2.99%	0
2013	12.330797	13.800471	11.92%	0
2012	11.186414	12.330797	10.23%	0
2011	11.365735	11.186414	-1.58%	0
2010	10.214361	11.365735	11.27%	0
2009	8.335607	10.214361	22.54%	0
2008	11.272131	8.335607	-26.05%	0
2007	10.512515	11.272131	7.23%	0
2006*	10.000000	10.512515	5.13%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2014	13.633423	14.083822	3.30%	132
2013	11.912364	13.633423	14.45%	0
2012	10.663334	11.912364	11.71%	0
2011	10.926379	10.663334	-2.41%	0
2010	9.666584	10.926379	13.03%	0
2009	7.605353	9.666584	27.10%	0
2008	11.451684	7.605353	-33.59%	0
2007	10.532507	11.451684	8.73%	0
2006*	10.000000	10.532507	5.33%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2014	13.798089	14.280761	3.50%	0
2013	11.506275	13.798089	19.92%	0
2012	10.095206	11.506275	13.98%	0
2011	10.511308	10.095206	-3.96%	0
2010	9.180780	10.511308	14.49%	0
2009	7.078673	9.180780	29.70%	0
2008	11.582071	7.078673	-38.88%	0
2007	10.552664	11.582071	9.75%	0
2006*	10.000000	10.552664	5.53%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2014	29.230390	32.259553	10.36%	0
2013	22.581971	29.230390	29.44%	0
2012	19.671932	22.581971	14.79%	0
2011	20.470311	19.671932	-3.90%	0
2010	17.709848	20.470311	15.59%	0
2009	13.226050	17.709848	33.90%	8,491
2008	23.351620	13.226050	-43.36%	9,822
2007	20.135487	23.351620	15.97%	9,303
2006	18.281239	20.135487	10.14%	8,326
2005	15.850782	18.281239	15.33%	6,236

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	12.313942	10.602192	-13.90%	0
2013	10.049567	12.313942	22.53%	119
2012	9.721966	10.049567	3.37%	149
2011	10.390003	9.721966	-6.43%	226
2010	8.834360	10.390003	17.61%	420
2009	6.065267	8.834360	45.65%	932
2008	13.478023	6.065267	-55.00%	1,306
2007	9.376713	13.478023	43.74%	353
2006*	10.000000	9.376713	-6.23%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2014	21.388451	22.935748	7.23%	2,542
2013	16.928144	21.388451	26.35%	2,741
2012	14.636018	16.928144	15.66%	2,751
2011	14.702121	14.636018	-0.45%	4,840
2010	12.942820	14.702121	13.59%	9,679
2009	10.084737	12.942820	28.34%	9,858
2008	17.833606	10.084737	-43.45%	10,713
2007	17.817217	17.833606	0.09%	10,178
2006	15.032685	17.817217	18.52%	10,601
2005	14.400930	15.032685	4.39%	7,049
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2014	15.685393	17.355230	10.65%	0
2013	11.534426	15.685393	35.99%	0
2012	9.782681	11.534426	17.91%	0
2011	9.699770	9.782681	0.85%	0
2010	7.947506	9.699770	22.05%	0
2009	5.525804	7.947506	43.83%	0
2008	12.458470	5.525804	-55.65%	105
2007	10.259376	12.458470	21.43%	95
2006	9.870863	10.259376	3.94%	368
2005	9.186413	9.870863	7.45%	359
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2014	19.276439	21.154500	9.74%	2,486
2013	14.338988	19.276439	34.43%	2,508
2012	12.683421	14.338988	13.05%	2,485
2011	12.832010	12.683421	-1.16%	3,044
2010	10.479802	12.832010	22.45%	3,297
2009	8.285615	10.479802	26.48%	3,608
2008	15.909833	8.285615	-47.92%	4,006
2007	12.706253	15.909833	25.21%	4,601
2006	12.061208	12.706253	5.35%	4,629
2005	11.563600	12.061208	4.30%	3,176

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2014	16.317658	16.278597	-0.24%	429
2013	15.615355	16.317658	4.50%	431
2012	13.854722	15.615355	12.71%	432
2011	13.506526	13.854722	2.58%	432
2010	12.026207	13.506526	12.31%	491
2009	8.474745	12.026207	41.91%	643
2008	11.458268	8.474745	-26.04%	721
2007	11.309562	11.458268	1.31%	759
2006	10.306110	11.309562	9.74%	1,232
2005	10.184506	10.306110	1.19%	960
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2014	13.776139	14.379428	4.38%	14,422
2013	14.226412	13.776139	-3.17%	13,256
2012	13.628057	14.226412	4.39%	12,212
2011	12.878696	13.628057	5.82%	62
2010	12.117734	12.878696	6.28%	62
2009	10.613742	12.117734	14.17%	291
2008	11.125731	10.613742	-4.60%	249
2007	10.817475	11.125731	2.85%	265
2006	10.507730	10.817475	2.95%	0
2005	10.428807	10.507730	0.76%	4
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2014	15.782099	16.542123	4.82%	196
2013	11.751865	15.782099	34.29%	429
2012	10.376435	11.751865	13.26%	424
2011	11.774747	10.376435	-11.88%	565
2010	9.269168	11.774747	27.03%	574
2009	6.707301	9.269168	38.20%	756
2008	11.234279	6.707301	-40.30%	724
2007	9.856561	11.234279	13.98%	430
2006*	10.000000	9.856561	-1.43%	46
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2014	18.692013	16.943391	-9.35%	0
2013	14.525678	18.692013	28.68%	0
2012	12.209441	14.525678	18.97%	0
2011	14.944699	12.209441	-18.30%	0
2010	13.400354	14.944699	11.52%	0
2009	10.737954	13.400354	24.79%	0
2008	19.381260	10.737954	-44.60%	5
2007	16.754919	19.381260	15.68%	5
2006	14.392045	16.754919	16.42%	5
2005	12.255881	14.392045	17.43%	5

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2014	21.426666	22.563429	5.31%	150
2013	16.642052	21.426666	28.75%	150
2012	13.266379	16.642052	25.45%	150
2011	14.745505	13.266379	-10.03%	150
2010	11.814180	14.745505	24.81%	150
2009	7.604841	11.814180	55.35%	150
2008	15.781569	7.604841	-51.81%	150
2007	15.142626	15.781569	4.22%	262
2006	13.202987	15.142626	14.69%	163
2005	13.043195	13.202987	1.23%	28
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	12.474214	12.662697	1.51%	0
2013	10.211201	12.474214	22.16%	0
2012	8.970568	10.211201	13.83%	0
2011	9.230806	8.970568	-2.82%	0
2010	8.482528	9.230806	8.82%	0
2009	6.598185	8.482528	28.56%	0
2008*	10.000000	6.598185	-34.02%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	14.867410	15.351469	3.26%	0
2013	13.220142	14.867410	12.46%	0
2012	11.890259	13.220142	11.18%	0
2011	11.765995	11.890259	1.06%	0
2010	10.580086	11.765995	11.21%	0
2009	7.905422	10.580086	33.83%	768
2008	11.386418	7.905422	-30.57%	1,024
2007	11.119465	11.386418	2.40%	870
2006*	10.000000	11.119465	11.19%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	15.577639	15.462911	-0.74%	174
2013	11.584643	15.577639	34.47%	230
2012	9.914503	11.584643	16.85%	246
2011	10.437304	9.914503	-5.01%	278
2010	8.247149	10.437304	26.56%	294
2009	6.469518	8.247149	27.48%	653
2008	9.785862	6.469518	-33.89%	480
2007	10.157203	9.785862	-3.66%	315
2006*	10.000000	10.157203	1.57%	11
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.346778	-6.53%	26

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2014	19.505689	17.156135	-12.05%	0
2013	16.031432	19.505689	21.67%	0
2012	13.696096	16.031432	17.05%	0
2011	15.494581	13.696096	-11.61%	0
2010	14.445365	15.494581	7.26%	0
2009	10.656354	14.445365	35.56%	0
2008	18.065596	10.656354	-41.01%	0
2007	15.808818	18.065596	14.28%	0
2006	13.160857	15.808818	20.12%	0
2005	12.069294	13.160857	9.04%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014*	10.000000	8.658440	-13.42%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.997509	-0.02%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.458922	11.756183	2.59%	0
2013	10.222938	11.458922	12.09%	0
2012*	10.000000	10.222938	2.23%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.908546	10.235413	3.30%	0
2013*	10.000000	9.908546	-0.91%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2014	11.526303	11.945763	3.64%	0
2013	9.790050	11.526303	17.73%	0
2012	8.509267	9.790050	15.05%	0
2011	10.239629	8.509267	-16.90%	0
2010	8.967468	10.239629	14.19%	0
2009	7.588414	8.967468	18.17%	0
2008	12.478455	7.588414	-39.19%	0
2007	11.611969	12.478455	7.46%	0
2006*	10.000000	11.611969	16.12%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2014	13.092283	14.608358	11.58%	0
2013	10.162910	13.092283	28.82%	0
2012	8.892789	10.162910	14.28%	0
2011	9.417106	8.892789	-5.57%	0
2010	7.683587	9.417106	22.56%	0
2009	5.407517	7.683587	42.09%	0
2008	9.126180	5.407517	-40.75%	0
2007	10.323790	9.126180	-11.60%	0
2006*	10.000000	10.323790	3.24%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2014	14.047458	14.795255	5.32%	0
2013	12.448553	14.047458	12.84%	0
2012	11.133579	12.448553	11.81%	0
2011	11.206634	11.133579	-0.65%	0
2010	10.269513	11.206634	9.13%	0
2009	8.282144	10.269513	24.00%	0
2008	11.526482	8.282144	-28.15%	0
2007	11.014106	11.526482	4.65%	0
2006*	10.000000	11.014106	10.14%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2014	15.027691	15.961248	6.21%	0
2013	11.429531	15.027691	31.48%	0
2012	10.026025	11.429531	14.00%	0
2011	10.619379	10.026025	-5.59%	0
2010	9.226215	10.619379	15.10%	0
2009	7.027887	9.226215	31.28%	0
2008	11.564367	7.027887	-39.23%	0
2007	11.396634	11.564367	1.47%	0
2006*	10.000000	11.396634	13.97%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2014	16.965521	17.165883	1.18%	0
2013	16.007249	16.965521	5.99%	0
2012	14.119380	16.007249	13.37%	0
2011	14.310203	14.119380	-1.33%	0
2010	12.560370	14.310203	13.93%	0
2009	7.366516	12.560370	70.51%	0
2008	10.659200	7.366516	-30.89%	0
2007	10.580725	10.659200	0.74%	0
2006*	10.000000	10.580725	5.81%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2014	19.790418	19.263307	-2.66%	0
2013	14.657801	19.790418	35.02%	0
2012	12.427059	14.657801	17.95%	0
2011	13.198645	12.427059	-5.85%	0
2010	10.971327	13.198645	20.30%	0
2009	7.128610	10.971327	53.91%	0
2008	11.760475	7.128610	-39.39%	0
2007	10.808181	11.760475	8.81%	0
2006*	10.000000	10.808181	8.08%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2014	17.511361	17.441526	-0.40%	0
2013	13.307430	17.511361	31.59%	0
2012	11.512315	13.307430	15.59%	0
2011	12.608615	11.512315	-8.69%	0
2010	10.844411	12.608615	16.27%	0
2009	7.633907	10.844411	42.06%	0
2008	10.812208	7.633907	-29.40%	0
2007	10.755372	10.812208	0.53%	0
2006*	10.000000	10.755372	7.55%	0
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series) - Q/NQ
2014	14.311997	15.369203	7.39%	0
2013	10.259439	14.311997	39.50%	0
2012	9.318168	10.259439	10.10%	0
2011	9.629298	9.318168	-3.23%	0
2010	7.499011	9.629298	28.41%	0
2009	5.619860	7.499011	33.44%	0
2008	10.789150	5.619860	-47.91%	0
2007	10.351888	10.789150	4.22%	0
2006*	10.000000	10.351888	3.52%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus Large Growth Series) - Q/NQ
2014	12.320091	14.012755	13.74%	0
2013	9.730988	12.320091	26.61%	0
2012	8.905288	9.730988	9.27%	0
2011	9.429872	8.905288	-5.56%	0
2010	8.190457	9.429872	15.13%	0
2009	6.226170	8.190457	31.55%	0
2008	10.024404	6.226170	-37.89%	0
2007	10.826374	10.024404	-7.41%	0
2006*	10.000000	10.826374	8.26%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	13.309187	14.209216	6.76%	0
2013	9.645820	13.309187	37.98%	0
2012*	10.000000	9.645820	-3.54%	0
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
2014	18.468303	21.813589	18.11%	0
2013	13.313787	18.468303	38.72%	0
2012	11.157723	13.313787	19.32%	0
2011	10.874856	11.157723	2.60%	0
2010	10.464156	10.874856	3.92%	0
2009	8.303907	10.464156	26.01%	0
2008	11.786725	8.303907	-29.55%	0
2007	10.677037	11.786725	10.39%	0
2006*	10.000000	10.677037	6.77%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
2014	11.568145	13.087102	13.13%	0
2013	11.410916	11.568145	1.38%	0
2012	9.023969	11.410916	26.45%	0
2011	9.779112	9.023969	-7.72%	0
2010	8.431232	9.779112	15.99%	0
2009	6.494699	8.431232	29.82%	0
2008	11.888124	6.494699	-45.37%	0
2007	12.751928	11.888124	-6.77%	0
2006*	10.000000	12.751928	27.52%	0
Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
2014	22.974866	22.751335	-0.97%	0
2013	19.558633	22.974866	17.47%	0
2012	17.152618	19.558633	14.03%	0
2011	18.634341	17.152618	-7.95%	0
2010	16.727857	18.634341	11.40%	0
2009	12.531690	16.727857	33.48%	0
2008	21.296639	12.531690	-41.16%	0
2007	18.809873	21.296639	13.22%	0
2006	14.861051	18.809873	26.57%	0
2005	12.767265	14.861051	16.40%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.627093	12.982605	2.82%	0
2013	9.958708	12.627093	26.79%	0
2012*	10.000000	9.958708	-0.41%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	13.132793	13.959072	6.29%	13
2013	9.740391	13.132793	34.83%	13
2012*	10.000000	9.740391	-2.60%	21
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	30.878453	28.872336	-6.50%	539
2013	25.001652	30.878453	23.51%	540
2012	21.255696	25.001652	17.62%	1,282
2011	23.207443	21.255696	-8.41%	754
2010	21.635967	23.207443	7.26%	755
2009	17.530208	21.635967	23.42%	13
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	25.478339	25.626099	0.58%	0
2013	23.361117	25.478339	9.06%	0
2012	19.950532	23.361117	17.10%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	22.536144	23.993590	6.47%	16
2013	17.572163	22.536144	28.25%	8
2012	15.678162	17.572163	12.08%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	14.024644	15.014462	7.06%	77
2013	10.856244	14.024644	29.19%	78
2012	8.880743	10.856244	22.24%	78
2011	9.668653	8.880743	-8.15%	79
2010	9.199859	9.668653	5.10%	303
2009	6.383581	9.199859	44.12%	1,196
2008	11.613943	6.383581	-45.04%	603
2007	8.612511	11.613943	34.85%	569
2006	7.996638	8.612511	7.70%	532
2005	7.197845	7.996638	11.10%	523
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	7.056562	7.615877	7.93%	49
2013	5.280623	7.056562	33.63%	155
2012	4.490449	5.280623	17.60%	192
2011	4.980700	4.490449	-9.84%	711
2010	4.056586	4.980700	22.78%	711
2009	2.619563	4.056586	54.86%	711
2008	4.737139	2.619563	-44.70%	723
2007	3.944077	4.737139	20.11%	723
2006	3.705791	3.944077	6.43%	723
2005	3.365706	3.705791	10.10%	723
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	14.507498	12.586081	-13.24%	977
2013	12.861711	14.507498	12.80%	1,085
2012	11.513892	12.861711	11.71%	1,612
2011	17.240704	11.513892	-33.22%	183
2010	13.972112	17.240704	23.39%	187
2009	7.905262	13.972112	76.74%	188
2008	16.766719	7.905262	-52.85%	208
2007	13.270466	16.766719	26.35%	208
2006	9.169173	13.270466	44.73%	211
2005	7.040734	9.169173	30.23%	507
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2014	22.489605	25.550631	13.61%	248
2013	17.222596	22.489605	30.58%	248
2012	14.496111	17.222596	18.81%	272
2011	14.375991	14.496111	0.84%	272
2010	11.798063	14.375991	21.85%	272
2009	9.434666	11.798063	25.05%	273
2008	14.311728	9.434666	-34.08%	277
2007	14.153990	14.311728	1.11%	381
2006	12.273075	14.153990	15.33%	1,312
2005	11.385394	12.273075	7.80%	1,231
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014*	10.000000	9.453265	-5.47%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	14.256165	13.016285	-8.70%	0
2013	10.228022	14.256165	39.38%	0
2012*	10.000000	10.228022	2.28%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	15.560123	16.924707	8.77%	50
2013	11.626455	15.560123	33.83%	32
2012	10.165434	11.626455	14.37%	14
2011	10.347324	10.165434	-1.76%	273
2010	9.426253	10.347324	9.77%	273
2009	7.799359	9.426253	20.86%	870
2008	11.749223	7.799359	-33.62%	553
2007	11.064604	11.749223	6.19%	335
2006*	10.000000	11.064604	10.65%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	15.022071	14.994719	-0.18%	28
2013	11.924574	15.022071	25.98%	14
2012	10.421665	11.924574	14.42%	0
2011	10.749702	10.421665	-3.05%	0
2010*	10.000000	10.749702	7.50%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2014	11.111159	12.209204	9.88%	154
2013	8.676931	11.111159	28.05%	154
2012	7.710352	8.676931	12.54%	155
2011	7.866020	7.710352	-1.98%	169
2010	6.683205	7.866020	17.70%	170
2009	5.073150	6.683205	31.74%	171
2008	8.386001	5.073150	-39.50%	172
2007	7.107851	8.386001	17.98%	325
2006	6.782860	7.107851	4.79%	327
2005	6.452491	6.782860	5.12%	306
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2014	20.414865	22.792819	11.65%	2,021
2013	15.681451	20.414865	30.18%	2,010
2012	13.856715	15.681451	13.17%	1,996
2011	13.948645	13.856715	-0.66%	1,902
2010	12.455269	13.948645	11.99%	1,904
2009*	10.000000	12.455269	24.55%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	14.167869	14.681544	3.63%	782
2013	11.643296	14.167869	21.68%	0
2012	10.194744	11.643296	14.21%	0
2011	10.233657	10.194744	-0.38%	0
2010	9.256045	10.233657	10.56%	0
2009	7.598753	9.256045	21.81%	0
2008	10.963349	7.598753	-30.69%	0
2007	10.465796	10.963349	4.75%	0
2006*	10.000000	10.465796	4.66%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	11.371131	11.782059	3.61%	0
2013	11.825276	11.371131	-3.84%	0
2012	11.414478	11.825276	3.60%	0
2011	10.938320	11.414478	4.35%	0
2010	10.456028	10.938320	4.61%	0
2009	9.446067	10.456028	10.69%	0
2008	10.618787	9.446067	-11.04%	0
2007	10.447849	10.618787	1.64%	0
2006*	10.000000	10.447849	4.48%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	15.449373	15.528434	0.51%	546
2013	12.167775	15.449373	26.97%	546
2012	10.098071	12.167775	20.50%	546
2011	11.281017	10.098071	-10.49%	546
2010	10.269056	11.281017	9.85%	546
2009	7.347487	10.269056	39.76%	593
2008	12.131768	7.347487	-39.44%	608
2007	10.748441	12.131768	12.87%	298
2006*	10.000000	10.748441	7.48%	85
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	13.922005	14.849473	6.66%	7,694
2013	10.882845	13.922005	27.93%	8,567
2012	9.392119	10.882845	15.87%	9,290
2011	9.983628	9.392119	-5.92%	734
2010	8.558038	9.983628	16.66%	768
2009	6.247751	8.558038	36.98%	815
2008	11.347156	6.247751	-44.94%	886
2007	10.274872	11.347156	10.44%	431
2006*	10.000000	10.274872	2.75%	88

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	12.392386	13.482238	8.79%	11,070
2013	9.442516	12.392386	31.24%	12,500
2012	8.172677	9.442516	15.54%	13,843
2011	8.469447	8.172677	-3.50%	709
2010	7.732300	8.469447	9.53%	709
2009	5.994429	7.732300	28.99%	663
2008	9.806149	5.994429	-38.87%	663
2007*	10.000000	9.806149	-1.94%	267
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	21.034732	21.290775	1.22%	25
2013	19.904116	21.034732	5.68%	0
2012	17.604300	19.904116	13.06%	0
2011	17.179754	17.604300	2.47%	0
2010	15.382474	17.179754	11.68%	0
2009	10.674743	15.382474	44.10%	0
2008	15.019226	10.674743	-28.93%	0
2007	14.755589	15.019226	1.79%	0
2006	13.516216	14.755589	9.17%	0
2005	13.375356	13.516216	1.05%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2014	18.324947	19.744965	7.75%	680
2013	13.687848	18.324947	33.88%	680
2012	11.706913	13.687848	16.92%	688
2011	12.143143	11.706913	-3.59%	718
2010	10.626864	12.143143	14.27%	719
2009	8.375673	10.626864	26.88%	750
2008	13.468234	8.375673	-37.81%	3,230
2007	13.955987	13.468234	-3.49%	3,573
2006	12.198971	13.955987	14.40%	1,634
2005	11.855672	12.198971	2.90%	1,356
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2014	12.648079	13.307515	5.21%	0
2013	8.910183	12.648079	41.95%	0
2012	7.719903	8.910183	15.42%	0
2011	8.849604	7.719903	-12.77%	0
2010	7.755653	8.849604	14.11%	0
2009	5.137150	7.755653	50.97%	0
2008*	10.000000	5.137150	-48.63%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2014	13.969381	15.249664	9.16%	15
2013	10.199373	13.969381	36.96%	15
2012	9.268273	10.199373	10.05%	15
2011	9.698486	9.268273	-4.44%	93
2010	7.951186	9.698486	21.98%	93
2009	6.124558	7.951186	29.82%	387
2008*	10.000000	6.124558	-38.75%	451

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	12.451663	12.842453	3.14%	0
2013	9.743653	12.451663	27.79%	0
2012	8.499356	9.743653	14.64%	0
2011	9.197754	8.499356	-7.59%	0
2010	8.106439	9.197754	13.46%	0
2009	6.357162	8.106439	27.52%	0
2008*	10.000000	6.357162	-36.43%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.327993	12.690633	2.94%	0
2013	10.893639	12.327993	13.17%	563
2012	9.938199	10.893639	9.61%	564
2011	10.206099	9.938199	-2.62%	566
2010	9.365872	10.206099	8.97%	567
2009	7.919500	9.365872	18.26%	569
2008*	10.000000	7.919500	-20.81%	571
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.515531	12.933092	3.34%	0
2013	10.458384	12.515531	19.67%	0
2012	9.324356	10.458384	12.16%	0
2011	9.784260	9.324356	-4.70%	0
2010	8.820316	9.784260	10.93%	0
2009	7.197326	8.820316	22.55%	0
2008*	10.000000	7.197326	-28.03%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.730417	11.964218	1.99%	1,881
2013	11.326218	11.730417	3.57%	0
2012	10.675245	11.326218	6.10%	0
2011	10.665062	10.675245	0.10%	0
2010	10.117462	10.665062	5.41%	0
2009	9.069797	10.117462	11.55%	0
2008*	10.000000	9.069797	-9.30%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.825854	10.926615	0.93%	0
2013*	10.000000	10.825854	8.26%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.964383	10.931527	-0.30%	0
2013*	10.000000	10.964383	9.64%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.426087	12.825049	3.21%	0
2013	10.686963	12.426087	16.27%	0
2012	9.636061	10.686963	10.91%	0
2011	9.995903	9.636061	-3.60%	0
2010	9.093523	9.995903	9.92%	0
2009	7.555141	9.093523	20.36%	0
2008*	10.000000	7.555141	-24.45%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	12.463956	12.863113	3.20%	0
2013	10.161260	12.463956	22.66%	0
2012	8.984882	10.161260	13.09%	0
2011	9.549068	8.984882	-5.91%	0
2010	8.538248	9.549068	11.84%	0
2009	6.834262	8.538248	24.93%	0
2008*	10.000000	6.834262	-31.66%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	12.177203	12.509532	2.73%	0
2013	11.091106	12.177203	9.79%	0
2012	10.211873	11.091106	8.61%	0
2011	10.374143	10.211873	-1.56%	0
2010	9.639911	10.374143	7.62%	0
2009	8.299494	9.639911	16.15%	0
2008*	10.000000	8.299494	-17.01%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2014	12.116550	12.563599	3.69%	0
2013	12.515375	12.116550	-3.19%	0
2012	11.768140	12.515375	6.35%	0
2011	11.185077	11.768140	5.21%	0
2010	10.585430	11.185077	5.66%	0
2009	9.858821	10.585430	7.37%	104
2008*	10.000000	9.858821	-1.41%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.913677	13.368004	3.52%	0
2013	13.357432	12.913677	-3.32%	0
2012	12.634477	13.357432	5.72%	0
2011	12.070481	12.634477	4.67%	0
2010	11.311614	12.070481	6.71%	0
2009	9.842789	11.311614	14.92%	0
2008*	10.000000	9.842789	-1.57%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014	22.786437	21.251769	-6.74%	350
2013	22.915695	22.786437	-0.56%	0
2012	19.807757	22.915695	15.69%	0
2011	25.852862	19.807757	-23.38%	0
2010	22.546141	25.852862	14.67%	0
2009	13.987189	22.546141	61.19%	0
2008	33.552578	13.987189	-58.31%	0
2007	23.352634	33.552578	43.68%	0
2006	17.305110	23.352634	34.95%	0
2005	13.218203	17.305110	30.92%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	16.187452	16.707026	3.21%	1,398
2013	17.093915	16.187452	-5.30%	1,336
2012	16.805888	17.093915	1.71%	1,609
2011	15.874902	16.805888	5.86%	4,251
2010	15.349977	15.874902	3.42%	4,280
2009	15.144983	15.349977	1.35%	4,486
2008	14.244815	15.144983	6.32%	5,829
2007	13.469262	14.244815	5.76%	5,665
2006	13.204965	13.469262	2.00%	5,492
2005	12.955598	13.204965	1.92%	5,587
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2014	13.992261	13.748426	-1.74%	0
2013	12.031039	13.992261	16.30%	0
2012	10.544124	12.031039	14.10%	0
2011	11.838799	10.544124	-10.94%	0
2010	10.587452	11.838799	11.82%	0
2009	8.269122	10.587452	28.04%	0
2008	15.531453	8.269122	-46.76%	0
2007	12.377189	15.531453	25.48%	0
2006	9.430813	12.377189	31.24%	0
2005	7.337885	9.430813	28.52%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	10.629783	9.842403	-7.41%	0
2013	8.899785	10.629783	19.44%	0
2012	7.628054	8.899785	16.67%	0
2011	8.867807	7.628054	-13.98%	0
2010	8.365616	8.867807	6.00%	0
2009	6.590334	8.365616	26.94%	0
2008	11.733135	6.590334	-43.83%	821
2007	10.868126	11.733135	7.96%	0
2006*	10.000000	10.868126	8.68%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	18.689197	19.365849	3.62%	1,186
2013	14.880689	18.689197	25.59%	1,187
2012	13.008386	14.880689	14.39%	1,188
2011	13.718712	13.008386	-5.18%	1,189
2010	12.125482	13.718712	13.14%	1,190
2009	9.657744	12.125482	25.55%	1,913
2008	15.493447	9.657744	-37.67%	4,786
2007	14.815857	15.493447	4.57%	7,674
2006	12.843911	14.815857	15.35%	6,983
2005	12.056354	12.843911	6.53%	6,079
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	15.051921	15.537445	3.23%	0
2013	13.445256	15.051921	11.95%	0
2012	12.453829	13.445256	7.96%	0
2011	12.506867	12.453829	-0.42%	0
2010	11.539047	12.506867	8.39%	0
2009*	10.000000	11.539047	15.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	17.091735	17.748766	3.84%	0
2013	14.491720	17.091735	17.94%	0
2012	13.080661	14.491720	10.79%	0
2011	13.377772	13.080661	-2.22%	0
2010	12.098401	13.377772	10.57%	0
2009*	10.000000	12.098401	20.98%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	13.824513	14.175624	2.54%	2,260
2013	13.361029	13.824513	3.47%	661
2012	12.871264	13.361029	3.81%	661
2011	12.669107	12.871264	1.60%	661
2010	12.121663	12.669107	4.52%	661
2009	11.258535	12.121663	7.67%	661
2008	12.137877	11.258535	-7.24%	661
2007	11.670602	12.137877	4.00%	993
2006	11.137379	11.670602	4.79%	856
2005	10.922479	11.137379	1.97%	501
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.660597	10.780413	1.12%	0
2013*	10.000000	10.660597	6.61%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.749073	10.793271	0.41%	0
2013*	10.000000	10.749073	7.49%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	16.707801	17.344999	3.81%	4,609
2013	14.514442	16.707801	15.11%	4,810
2012	13.271179	14.514442	9.37%	4,810
2011	13.451045	13.271179	-1.34%	4,811
2010	12.287158	13.451045	9.47%	10,978
2009	10.449446	12.287158	17.59%	10,979
2008	13.784623	10.449446	-24.19%	10,592
2007	13.219043	13.784623	4.28%	10,615
2006	12.027221	13.219043	9.91%	11,276
2005	11.567029	12.027221	3.98%	13,663
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	18.021349	18.668782	3.59%	1,909
2013	14.919941	18.021349	20.79%	10,976
2012	13.288387	14.919941	12.28%	13,326
2011	13.755584	13.288387	-3.40%	13,545
2010	12.351443	13.755584	11.37%	17,460
2009	10.060199	12.351443	22.78%	17,523
2008	14.856478	10.060199	-32.28%	23,750
2007	14.181041	14.856478	4.76%	22,546
2006	12.543415	14.181041	13.06%	20,604
2005	11.868786	12.543415	5.68%	14,370
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	15.509387	16.033270	3.38%	2,476
2013	14.221146	15.509387	9.06%	2,476
2012	13.336642	14.221146	6.63%	2,476
2011	13.238865	13.336642	0.74%	2,476
2010	12.360498	13.238865	7.11%	2,476
2009	10.931514	12.360498	13.07%	2,476
2008	13.036813	10.931514	-16.15%	2,476
2007	12.478314	13.036813	4.48%	2,121
2006	11.660102	12.478314	7.02%	1,563
2005	11.306072	11.660102	3.13%	937
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2014	21.203967	22.769969	7.39%	3,673
2013	15.715168	21.203967	34.93%	3,875
2012	13.415824	15.715168	17.14%	3,901
2011	13.902694	13.415824	-3.50%	12,240
2010	12.946450	13.902694	7.39%	16,696
2009*	10.000000	12.946450	29.46%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.944781	-0.55%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.140998	1.41%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	40.441032	43.675478	8.00%	1,085
2013	30.796005	40.441032	31.32%	1,180
2012	26.561458	30.796005	15.94%	1,314
2011	27.613148	26.561458	-3.81%	291
2010	22.168141	27.613148	24.56%	318
2009	16.423543	22.168141	34.98%	326
2008	26.189909	16.423543	-37.29%	326
2007	24.671671	26.189909	6.15%	301
2006	22.746284	24.671671	8.46%	442
2005	20.557736	22.746284	10.65%	704
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	11.294573	11.147745	-1.30%	4,908
2013	11.443331	11.294573	-1.30%	4,051
2012	11.594459	11.443331	-1.30%	21,546
2011	11.746742	11.594459	-1.30%	105
2010	11.901442	11.746742	-1.30%	103
2009	12.053139	11.901442	-1.26%	3,851
2008	11.966147	12.053139	0.73%	504
2007	11.570104	11.966147	3.42%	678
2006	11.214049	11.570104	3.18%	447
2005	11.066094	11.214049	1.34%	3,319
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	18.400284	18.866403	2.53%	179
2013	18.854634	18.400284	-2.41%	179
2012	17.018800	18.854634	10.79%	179
2011	16.336106	17.018800	4.18%	619
2010	14.966630	16.336106	9.15%	2,101
2009	12.191449	14.966630	22.76%	2,239
2008	14.934416	12.191449	-18.37%	2,313
2007	14.463279	14.934416	3.26%	2,107
2006	13.977022	14.463279	3.48%	1,972
2005	13.858482	13.977022	0.86%	1,105
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2014	18.599336	18.172462	-2.30%	13
2013	15.527231	18.599336	19.79%	0
2012	13.571899	15.527231	14.41%	0
2011	15.163895	13.571899	-10.50%	0
2010	13.460527	15.163895	12.65%	0
2009*	10.000000	13.460527	34.61%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2014*	10.000000	9.026563	-9.73%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2014	13.484981	14.698653	9.00%	57
2013	10.139854	13.484981	32.99%	57
2012	8.829654	10.139854	14.84%	96
2011	9.213458	8.829654	-4.17%	139
2010	8.081308	9.213458	14.01%	1,928
2009	6.309071	8.081308	28.09%	253
2008*	10.000000	6.309071	-36.91%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2014	15.059861	16.427506	9.08%	0
2013	11.265723	15.059861	33.68%	0
2012	9.688842	11.265723	16.28%	0
2011	10.423944	9.688842	-7.05%	0
2010*	10.000000	10.423944	4.24%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.626278	13.738665	8.81%	0
2013	9.474025	12.626278	33.27%	0
2012	8.163084	9.474025	16.06%	0
2011	8.806953	8.163084	-7.31%	0
2010	7.914167	8.806953	11.28%	0
2009	6.293303	7.914167	25.76%	0
2008*	10.000000	6.293303	-37.07%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2014	14.372720	14.758263	2.68%	2,500
2013	10.480364	14.372720	37.14%	2,504
2012	9.241391	10.480364	13.41%	2,526
2011	9.776372	9.241391	-5.47%	11,442
2010	7.810388	9.776372	25.17%	13,419
2009	6.224956	7.810388	25.47%	13,571
2008*	10.000000	6.224956	-37.75%	137
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	15.101350	17.441873	15.50%	3,227
2013	11.276879	15.101350	33.91%	3,243
2012	9.820513	11.276879	14.83%	3,285
2011	10.186047	9.820513	-3.59%	5,239
2010	8.626530	10.186047	18.08%	5,326
2009	6.698993	8.626530	28.77%	5,747
2008*	10.000000	6.698993	-33.01%	300

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014	21.916969	22.240245	1.48%	30
2013	15.389494	21.916969	42.42%	30
2012	13.745569	15.389494	11.96%	37
2011	14.017124	13.745569	-1.94%	37
2010	11.320708	14.017124	23.82%	159
2009	8.998682	11.320708	25.80%	159
2008	17.016399	8.998682	-47.12%	505
2007	15.709991	17.016399	8.32%	747
2006	15.421797	15.709991	1.87%	666
2005	14.454824	15.421797	6.69%	429
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014	49.500513	52.287792	5.63%	289
2013	35.720804	49.500513	38.58%	307
2012	30.048777	35.720804	18.88%	312
2011	32.069864	30.048777	-6.30%	666
2010	25.664079	32.069864	24.96%	746
2009	20.601414	25.664079	24.57%	751
2008	30.764759	20.601414	-33.04%	1,056
2007	33.480497	30.764759	-8.11%	804
2006	28.919087	33.480497	15.77%	1,942
2005	28.425391	28.919087	1.74%	1,913
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014	41.310578	41.105889	-0.50%	499
2013	29.703615	41.310578	39.08%	506
2012	26.056338	29.703615	14.00%	522
2011	27.952739	26.056338	-6.78%	532
2010	22.598710	27.952739	23.69%	957
2009	16.997792	22.598710	32.95%	983
2008	27.862455	16.997792	-38.99%	1,145
2007	27.642106	27.862455	0.80%	1,074
2006	24.996065	27.642106	10.59%	922
2005	22.547136	24.996065	10.86%	664
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2014	17.447950	19.313128	10.69%	339
2013	13.483928	17.447950	29.40%	397
2012	11.961658	13.483928	12.73%	401
2011	12.055137	11.961658	-0.78%	586
2010	10.765841	12.055137	11.98%	1,059
2009	8.650226	10.765841	24.46%	1,349
2008	14.995969	8.650226	-42.32%	1,753
2007	14.045448	14.995969	6.77%	2,623
2006	12.523258	14.045448	12.15%	2,729
2005	11.808950	12.523258	6.05%	3,346

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2014	11.347081	14.434619	27.21%	946
2013	11.156789	11.347081	1.71%	950
2012	9.762846	11.156789	14.28%	984
2011	9.287398	9.762846	5.12%	1,074
2010	7.228034	9.287398	28.49%	1,900
2009	5.597338	7.228034	29.13%	1,985
2008*	10.000000	5.597338	-44.03%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.698844	13.056769	11.61%	0
2013*	10.000000	11.698844	16.99%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.632633	10.546244	-0.81%	1,394
2013	10.761332	10.632633	-1.20%	1,394
2012	10.532312	10.761332	2.17%	1,394
2011	10.533921	10.532312	-0.02%	0
2010	10.420495	10.533921	1.09%	0
2009	9.856957	10.420495	5.72%	69
2008*	10.000000	9.856957	-1.43%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.569682	12.970958	3.19%	0
2013*	10.000000	12.569682	25.70%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	16.397851	14.866112	-9.34%	14
2013	13.833939	16.397851	18.53%	14
2012	11.723024	13.833939	18.01%	14
2011	13.562540	11.723024	-13.56%	84
2010	12.921098	13.562540	4.96%	84
2009*	10.000000	12.921098	29.21%	301
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	10.689776	10.615156	-0.70%	0
2013	10.764190	10.689776	-0.69%	0
2012	10.426179	10.764190	3.24%	0
2011	10.532710	10.426179	-1.01%	0
2010	10.135756	10.532710	3.92%	0
2009	9.061609	10.135756	11.85%	97
2008	10.605123	9.061609	-14.55%	198
2007	10.256191	10.605123	3.40%	185
2006	9.971898	10.256191	2.85%	0
2005	9.959135	9.971898	0.13%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	12.455639	12.720393	2.13%	0
2013	8.653368	12.455639	43.94%	0
2012	8.056887	8.653368	7.40%	0
2011	8.250275	8.056887	-2.34%	0
2010	6.988376	8.250275	18.06%	0
2009	5.767972	6.988376	21.16%	0
2008	9.655389	5.767972	-40.26%	379
2007	9.733157	9.655389	-0.80%	0
2006*	10.000000	9.733157	-2.67%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	18.981257	20.679506	8.95%	0
2013	13.975804	18.981257	35.82%	0
2012	12.759393	13.975804	9.53%	0
2011	13.337975	12.759393	-4.34%	0
2010	10.999572	13.337975	21.26%	50
2009	8.479606	10.999572	29.72%	51
2008	14.187383	8.479606	-40.23%	51
2007	13.358247	14.187383	6.21%	259
2006	11.902710	13.358247	12.23%	265
2005	11.285193	11.902710	5.47%	132
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2014	21.646709	24.657418	13.91%	0
2013	16.904418	21.646709	28.05%	0
2012	15.008541	16.904418	12.63%	0
2011	15.382586	15.008541	-2.43%	0
2010	14.243730	15.382586	8.00%	0
2009	9.985816	14.243730	42.64%	4,063
2008	18.570724	9.985816	-46.23%	4,460
2007	16.484240	18.570724	12.66%	4,462
2006	15.471084	16.484240	6.55%	4,527
2005	14.913859	15.471084	3.74%	2,972
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2014	21.955792	22.923800	4.41%	657
2013	16.358392	21.955792	34.22%	657
2012	14.233377	16.358392	14.93%	658
2011	14.264164	14.233377	-0.22%	1,818
2010	11.337902	14.264164	25.81%	1,896
2009	8.662587	11.337902	30.88%	1,898
2008	17.232342	8.662587	-49.73%	1,975
2007	16.420733	17.232342	4.94%	1,815
2006	16.158843	16.420733	1.62%	2,406
2005	14.574407	16.158843	10.87%	2,202

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2014	18.393482	18.570503	0.96%	3,850
2013	14.638367	18.393482	25.65%	542
2012	12.230733	14.638367	19.69%	542
2011	13.511686	12.230733	-9.48%	5,417
2010	11.804875	13.511686	14.46%	5,482
2009	8.557055	11.804875	37.95%	5,528
2008	14.495447	8.557055	-40.97%	6,006
2007	13.814456	14.495447	4.93%	6,268
2006	11.891977	13.814456	16.17%	6,503
2005	10.540076	11.891977	12.83%	6,724
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2014	10.010249	10.160577	1.50%	628
2013	10.155553	10.010249	-1.43%	610
2012*	10.000000	10.155553	1.56%	22
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	9.034020	-9.66%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2014	20.142898	22.008992	9.26%	1,759
2013	15.487256	20.142898	30.06%	1,837
2012	13.426463	15.487256	15.35%	1,831
2011	13.604887	13.426463	-1.31%	5,060
2010	11.871691	13.604887	14.60%	5,085
2009	9.376011	11.871691	26.62%	5,269
2008	15.439159	9.376011	-39.27%	5,354
2007	14.980884	15.439159	3.06%	4,778
2006	13.195056	14.980884	13.53%	4,402
2005	12.614486	13.195056	4.60%	5,411
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2014	15.448253	17.066987	10.48%	26
2013	11.099180	15.448253	39.18%	162
2012	9.531296	11.099180	16.45%	167
2011	9.875060	9.531296	-3.48%	168
2010	8.107393	9.875060	21.80%	169
2009	5.987212	8.107393	35.41%	137
2008	9.757357	5.987212	-38.64%	305
2007	10.007657	9.757357	-2.50%	139
2006*	10.000000	10.007657	0.08%	23
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.497838	10.408498	-0.85%	0
2013	10.624494	10.497838	-1.19%	0
2012*	10.000000	10.624494	6.24%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014*	10.000000	9.700922	-2.99%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	12.027758	11.907130	-1.00%	0
2013	13.042689	12.027758	-7.78%	0
2012	12.557857	13.042689	3.86%	0
2011	11.735153	12.557857	7.01%	0
2010	10.870871	11.735153	7.95%	0
2009*	10.000000	10.870871	8.71%	146
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.648781	11.583367	-0.56%	77
2013	11.829684	11.648781	-1.53%	40
2012	11.334165	11.829684	4.37%	6
2011	11.368465	11.334165	-0.30%	35
2010	10.950340	11.368465	3.82%	36
2009*	10.000000	10.950340	9.50%	123
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2014	13.415731	13.650653	1.75%	0
2013	14.972496	13.415731	-10.40%	0
2012	13.949036	14.972496	7.34%	0
2011	12.655520	13.949036	10.22%	0
2010	11.860177	12.655520	6.71%	0
2009	10.153568	11.860177	16.81%	0
2008	11.064532	10.153568	-8.23%	0
2007	10.132387	11.064532	9.20%	0
2006*	10.000000	10.132387	1.32%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2014	14.805070	15.236698	2.92%	0
2013	15.299257	14.805070	-3.23%	0
2012	14.143480	15.299257	8.17%	0
2011	13.830702	14.143480	2.26%	0
2010	12.961276	13.830702	6.71%	0
2009	11.516424	12.961276	12.55%	0
2008	11.139136	11.516424	3.39%	0
2007	10.379205	11.139136	7.32%	0
2006*	10.000000	10.379205	3.79%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.452058	10.746116	2.81%	19,293
2013	10.811694	10.452058	-3.33%	17,601
2012	10.004024	10.811694	8.07%	16,341
2011*	10.000000	10.004024	0.04%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2014	13.919215	13.246627	-4.83%	0
2013	11.656263	13.919215	19.41%	0
2012	10.975482	11.656263	6.20%	0
2011	12.650700	10.975482	-13.24%	0
2010	9.862318	12.650700	28.27%	0
2009	6.322436	9.862318	55.99%	0
2008	11.291953	6.322436	-44.01%	0
2007	11.003808	11.291953	2.62%	0
2006*	10.000000	11.003808	10.04%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	22.066684	28.580474	29.52%	239
2013	14.854028	22.066684	48.56%	239
2012	11.488675	14.854028	29.29%	239
2011	10.544560	11.488675	8.95%	0
2010*	10.000000	10.544560	5.45%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2014	12.177871	12.963713	6.45%	0
2013	12.377498	12.177871	-1.61%	0
2012	11.459146	12.377498	8.01%	0
2011	10.989038	11.459146	4.28%	0
2010	10.391310	10.989038	5.75%	0
2009	9.602059	10.391310	8.22%	0
2008	10.834137	9.602059	-11.37%	100
2007	10.409923	10.834137	4.08%	144
2006*	10.000000	10.409923	4.10%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2014	42.364681	43.038039	1.59%	0
2013	47.038503	42.364681	-9.94%	0
2012	40.402661	47.038503	16.42%	0
2011	38.243765	40.402661	5.65%	0
2010	35.306707	38.243765	8.32%	0
2009	27.472344	35.306707	28.52%	0
2008	32.737222	27.472344	-16.08%	36
2007	31.136832	32.737222	5.14%	36
2006	28.469072	31.136832	9.37%	100
2005	25.695091	28.469072	10.80%	101

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
2014	16.529078	16.665713	0.83%	0
2013	14.443509	16.529078	14.44%	0
2012	12.854527	14.443509	12.36%	0
2011	13.520910	12.854527	-4.93%	0
2010	12.962191	13.520910	4.31%	0
2009	9.909413	12.962191	30.81%	0
2008	18.131384	9.909413	-45.35%	0
2007	16.032327	18.131384	13.09%	0
2006	12.980403	16.032327	23.51%	0
2005	11.840306	12.980403	9.63%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2014	55.819633	54.865338	-1.71%	0
2013	50.486228	55.819633	10.56%	0
2012	39.406309	50.486228	28.12%	0
2011	53.762017	39.406309	-26.70%	201
2010	42.943373	53.762017	25.19%	201
2009	20.409502	42.943373	110.41%	201
2008	58.713950	20.409502	-65.24%	201
2007	43.230067	58.713950	35.82%	201
2006	31.398017	43.230067	37.68%	201
2005	24.099223	31.398017	30.29%	201
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	52.711778	42.087077	-20.16%	0
2013	48.316428	52.711778	9.10%	10
2012	47.351010	48.316428	2.04%	13
2011	57.419739	47.351010	-17.54%	0
2010	45.015030	57.419739	27.56%	0
2009	28.951032	45.015030	55.49%	0
2008	54.446893	28.951032	-46.83%	0
2007	37.953355	54.446893	43.46%	0
2006	30.886919	37.953355	22.88%	0
2005	20.631596	30.886919	49.71%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.494193	8.353783	-20.40%	0
2013	9.639938	10.494193	8.86%	0
2012*	10.000000	9.639938	-3.60%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	24.342431	23.574819	-3.15%	367
2013	16.416717	24.342431	48.28%	367
2012	15.419739	16.416717	6.47%	367
2011	16.375138	15.419739	-5.83%	0
2010	13.086941	16.375138	25.13%	0
2009*	10.000000	13.086941	30.87%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.208713	11.522572	2.80%	12,920
2013	10.150789	11.208713	10.42%	10,135
2012*	10.000000	10.150789	1.51%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	15.581719	16.746501	7.48%	4,116
2013	11.475886	15.581719	35.78%	3,333
2012	9.819678	11.475886	16.87%	3,184
2011	10.893002	9.819678	-9.85%	1,400
2010	8.722650	10.893002	24.88%	1,376
2009	6.198064	8.722650	40.73%	5,021
2008*	10.000000	6.198064	-38.02%	1,790
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	13.366657	13.621321	1.91%	6,613
2013	14.804972	13.366657	-9.72%	13,347
2012	13.975831	14.804972	5.93%	13,034
2011	12.677558	13.975831	10.24%	12,082
2010	12.225190	12.677558	3.70%	11,583
2009	11.243940	12.225190	8.73%	11,577
2008	11.581808	11.243940	-2.92%	16,145
2007	10.723102	11.581808	8.01%	10,704
2006	10.699603	10.723102	0.22%	9,677
2005	10.678747	10.699603	0.20%	8,287
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2014	20.162123	22.376880	10.98%	2,035
2013	15.047642	20.162123	33.99%	2,276
2012	13.293928	15.047642	13.19%	2,484
2011	13.068760	13.293928	1.72%	3,051
2010	11.605666	13.068760	12.61%	3,385
2009	9.961739	11.605666	16.50%	5,028
2008	15.437641	9.961739	-35.47%	5,749
2007	15.660629	15.437641	-1.42%	5,605
2006	13.557656	15.660629	15.51%	6,629
2005	13.134404	13.557656	3.22%	5,586
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2014	19.738758	18.399963	-6.78%	0
2013	16.345603	19.738758	20.76%	0
2012	13.675763	16.345603	19.52%	0
2011	15.760559	13.675763	-13.23%	0
2010	14.101544	15.760559	11.76%	0
2009	10.686293	14.101544	31.96%	0
2008	19.632988	10.686293	-45.57%	0
2007	16.858919	19.632988	16.45%	0
2006	13.668353	16.858919	23.34%	0
2005	12.233397	13.668353	11.73%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2014	17.300391	19.869759	14.85%	1,596
2013	13.478073	17.300391	28.36%	2,283
2012	11.745193	13.478073	14.75%	2,194
2011	11.988741	11.745193	-2.03%	1,495
2010	10.190630	11.988741	17.64%	2,325
2009	7.949586	10.190630	28.19%	1,646
2008	10.652040	7.949586	-25.37%	2,591
2007	11.053441	10.652040	-3.63%	2,286
2006*	10.000000	11.053441	10.53%	805
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2014	28.086530	31.331528	11.55%	0
2013	21.613509	28.086530	29.95%	0
2012	19.122698	21.613509	13.03%	0
2011	19.189175	19.122698	-0.35%	0
2010	17.149628	19.189175	11.89%	0
2009	14.503440	17.149628	18.25%	11,785
2008	20.078494	14.503440	-27.77%	14,811
2007	21.457342	20.078494	-6.43%	17,280
2006	18.330797	21.457342	17.06%	22,871
2005	17.690426	18.330797	3.62%	11,196
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	15.209523	15.294106	0.56%	19,770
2013	13.475079	15.209523	12.87%	20,782
2012	12.421855	13.475079	8.48%	5,198
2011	13.067152	12.421855	-4.94%	3,062
2010	12.067934	13.067152	8.28%	491
2009*	10.000000	12.067934	20.68%	10
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.230454	12.743222	4.19%	0
2013*	10.000000	12.230454	22.30%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.885861	8.86%	192
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	23.862879	24.746371	3.70%	10,061
2013	17.190298	23.862879	38.82%	11,181
2012	15.056008	17.190298	14.18%	13,667
2011	15.176213	15.056008	-0.79%	14,448
2010	12.226094	15.176213	24.13%	19,144
2009	9.912640	12.226094	23.34%	22,962
2008	14.544896	9.912640	-31.85%	25,232
2007	14.842255	14.544896	-2.00%	46,135
2006	13.149784	14.842255	12.87%	58,256
2005	12.430106	13.149784	5.79%	50,429

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2014	16.551165	18.524250	11.92%	185
2013	12.488505	16.551165	32.53%	31
2012	11.305934	12.488505	10.46%	31
2011	11.357968	11.305934	-0.46%	350
2010	10.027613	11.357968	13.27%	646
2009	7.599551	10.027613	31.95%	860
2008	11.747891	7.599551	-35.31%	886
2007	11.049299	11.747891	6.32%	963
2006	10.256425	11.049299	7.73%	1,026
2005	10.033608	10.256425	2.22%	1,487
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2014	19.446442	21.759255	11.89%	72,638
2013	14.930538	19.446442	30.25%	96,703
2012	13.077254	14.930538	14.17%	119,380
2011	13.011532	13.077254	0.51%	153,861
2010	11.485265	13.011532	13.29%	253,893
2009	9.215577	11.485265	24.63%	346,945
2008	14.861839	9.215577	-37.99%	439,821
2007	14.314078	14.861839	3.83%	512,295
2006	12.562472	14.314078	13.94%	518,534
2005	12.163248	12.562472	3.28%	421,048
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2014	20.324933	21.672969	6.63%	7,164
2013	17.012719	20.324933	19.47%	8,662
2012	15.617148	17.012719	8.94%	7,655
2011	14.521692	15.617148	7.54%	8,940
2010	12.765013	14.521692	13.76%	6,883
2009	10.557930	12.765013	20.90%	7,426
2008	15.192008	10.557930	-30.50%	7,258
2007	14.375687	15.192008	5.68%	6,117
2006	12.510464	14.375687	14.91%	5,345
2005	12.149293	12.510464	2.97%	4,160
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014*	10.000000	9.908563	-0.91%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2014	17.462055	17.879734	2.39%	2,533
2013	17.519704	17.462055	-0.33%	2,945
2012	16.186390	17.519704	8.24%	3,055
2011	16.042727	16.186390	0.90%	2,997
2010	14.987624	16.042727	7.04%	2,980
2009	12.614835	14.987624	18.81%	3,168
2008	13.792665	12.614835	-8.54%	3,361
2007	13.268123	13.792665	3.95%	3,649
2006	12.912779	13.268123	2.75%	4,036
2005	12.921360	12.912779	-0.07%	6,197

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2014	13.746966	14.151227	2.94%	2,612
2013	12.289221	13.746966	11.86%	3,995
2012	11.154354	12.289221	10.17%	2,694
2011	11.338883	11.154354	-1.63%	0
2010	10.195394	11.338883	11.22%	0
2009	8.324343	10.195394	22.48%	0
2008	11.262606	8.324343	-26.09%	0
2007	10.508981	11.262606	7.17%	0
2006*	10.000000	10.508981	5.09%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2014	13.580533	14.022071	3.25%	6,345
2013	11.872166	13.580533	14.39%	6,319
2012	10.632757	11.872166	11.66%	6,080
2011	10.900559	10.632757	-2.46%	1,256
2010	9.648611	10.900559	12.98%	3,172
2009	7.595069	9.648611	27.04%	4,098
2008	11.442011	7.595069	-33.62%	6,371
2007	10.528964	11.442011	8.67%	2,052
2006*	10.000000	10.528964	5.29%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2014	13.744581	14.218184	3.45%	5,304
2013	11.467459	13.744581	19.86%	5,302
2012	10.066257	11.467459	13.92%	5,657
2011	10.486471	10.066257	-4.01%	3,783
2010	9.163717	10.486471	14.43%	3,928
2009	7.069088	9.163717	29.63%	6,316
2008	11.572273	7.069088	-38.91%	8,121
2007	10.549111	11.572273	9.70%	6,227
2006*	10.000000	10.549111	5.49%	14,601
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2014	29.448410	32.483697	10.31%	0
2013	22.761930	29.448410	29.38%	0
2012	19.838769	22.761930	14.73%	0
2011	20.654363	19.838769	-3.95%	0
2010	17.878120	20.654363	15.53%	0
2009	13.358484	17.878120	33.83%	101,196
2008	23.597432	13.358484	-43.39%	107,362
2007	20.357800	23.597432	15.91%	123,819
2006	18.492427	20.357800	10.09%	131,553
2005	16.041996	18.492427	15.28%	73,251

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	12.266121	10.555660	-13.94%	12,859
2013	10.015617	12.266121	22.47%	15,411
2012	9.694050	10.015617	3.32%	21,516
2011	10.365409	9.694050	-6.48%	33,820
2010	8.817909	10.365409	17.55%	42,906
2009	6.057053	8.817909	45.58%	32,359
2008	13.466625	6.057053	-55.02%	30,475
2007	9.373560	13.466625	43.67%	36,825
2006*	10.000000	9.373560	-6.26%	585
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2014	21.147463	22.665829	7.18%	14,292
2013	16.745892	21.147463	26.28%	16,990
2012	14.485799	16.745892	15.60%	17,660
2011	14.558594	14.485799	-0.50%	16,361
2010	12.822952	14.558594	13.54%	17,102
2009	9.996397	12.822952	28.28%	18,691
2008	17.686387	9.996397	-43.48%	19,328
2007	17.679134	17.686387	0.04%	18,930
2006	14.923707	17.679134	18.46%	18,929
2005	14.303761	14.923707	4.33%	16,116
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2014	15.421332	17.054417	10.59%	0
2013	11.345994	15.421332	35.92%	0
2012	9.627763	11.345994	17.85%	0
2011	9.551006	9.627763	0.80%	0
2010	7.829580	9.551006	21.99%	0
2009	5.446575	7.829580	43.75%	1,178
2008	12.286083	5.446575	-55.67%	1,264
2007	10.122583	12.286083	21.37%	1,193
2006	9.744182	10.122583	3.88%	1,130
2005	9.073103	9.744182	7.40%	1,060
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2014	18.976948	20.815277	9.69%	10,637
2013	14.123356	18.976948	34.37%	18,701
2012	12.499038	14.123356	13.00%	15,780
2011	12.651861	12.499038	-1.21%	16,432
2010	10.337912	12.651861	22.38%	21,229
2009	8.177572	10.337912	26.42%	21,351
2008	15.710359	8.177572	-47.95%	21,284
2007	12.553328	15.710359	25.15%	16,082
2006	11.922071	12.553328	5.29%	16,472
2005	11.435966	11.922071	4.25%	17,615

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2014	16.417672	16.370073	-0.29%	948
2013	15.719020	16.417672	4.44%	1,354
2012	13.953786	15.719020	12.65%	1,737
2011	13.609972	13.953786	2.53%	2,300
2010	12.124453	13.609972	12.25%	4,462
2009	8.548305	12.124453	41.83%	5,776
2008	11.563598	8.548305	-26.08%	7,197
2007	11.419344	11.563598	1.26%	13,757
2006	10.411407	11.419344	9.68%	24,706
2005	10.293759	10.411407	1.14%	18,332
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2014	13.701852	14.294645	4.33%	11,070
2013	14.156871	13.701852	-3.21%	16,017
2012	13.568328	14.156871	4.34%	13,463
2011	12.828733	13.568328	5.77%	13,257
2010	12.076844	12.828733	6.23%	14,594
2009	10.583295	12.076844	14.11%	17,218
2008	11.099433	10.583295	-4.65%	18,126
2007	10.797409	11.099433	2.80%	18,385
2006	10.493546	10.797409	2.90%	17,607
2005	10.419995	10.493546	0.71%	11,913
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2014	15.720897	16.469632	4.76%	8,247
2013	11.712215	15.720897	34.23%	10,282
2012	10.346673	11.712215	13.20%	12,632
2011	11.746913	10.346673	-11.92%	9,468
2010	9.251935	11.746913	26.97%	10,368
2009	6.698216	9.251935	38.13%	9,762
2008	11.224769	6.698216	-40.33%	8,874
2007	9.853242	11.224769	13.92%	8,528
2006*	10.000000	9.853242	-1.47%	3,805
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2014	20.006826	18.126006	-9.40%	596
2013	15.555301	20.006826	28.62%	596
2012	13.081522	15.555301	18.91%	596
2011	16.020275	13.081522	-18.34%	611
2010	14.372058	16.020275	11.47%	611
2009	11.522435	14.372058	24.73%	611
2008	20.807759	11.522435	-44.62%	615
2007	17.997284	20.807759	15.62%	615
2006	15.467025	17.997284	16.36%	615
2005	13.177961	15.467025	17.37%	615

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2014	21.300268	22.418957	5.25%	3,699
2013	16.552264	21.300268	28.68%	3,925
2012	13.201500	16.552264	25.38%	4,102
2011	14.680826	13.201500	-10.08%	3,280
2010	11.768316	14.680826	24.75%	5,317
2009	7.579168	11.768316	55.27%	5,040
2008	15.736301	7.579168	-51.84%	6,835
2007	15.106887	15.736301	4.17%	9,634
2006	13.178479	15.106887	14.63%	8,944
2005	13.025568	13.178479	1.17%	4,925
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	12.438455	12.620008	1.46%	2,108
2013	10.187087	12.438455	22.10%	1,924
2012	8.953922	10.187087	13.77%	254
2011	9.218340	8.953922	-2.87%	254
2010	8.475367	9.218340	8.77%	248
2009	6.595954	8.475367	28.49%	192
2008*	10.000000	6.595954	-34.04%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	14.809675	15.284102	3.20%	5,471
2013	13.175492	14.809675	12.40%	3,135
2012	11.856123	13.175492	11.13%	163
2011	11.738165	11.856123	1.00%	4,757
2010	10.560423	11.738165	11.15%	4,738
2009	7.894728	10.560423	33.77%	2,199
2008	11.376790	7.894728	-30.61%	2,489
2007	11.115728	11.376790	2.35%	1,733
2006*	10.000000	11.115728	11.16%	1,718
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	15.517245	15.395158	-0.79%	4,979
2013	11.545575	15.517245	34.40%	4,973
2012	9.886094	11.545575	16.79%	3,360
2011	10.412660	9.886094	-5.06%	2,070
2010	8.231833	10.412660	26.49%	5,422
2009	6.460770	8.231833	27.41%	9,061
2008	9.777596	6.460770	-33.92%	6,569
2007	10.153798	9.777596	-3.71%	2,992
2006*	10.000000	10.153798	1.54%	659
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.343599	-6.56%	11

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2014	19.390705	17.046353	-12.09%	0
2013	15.944981	19.390705	21.61%	0
2012	13.629146	15.944981	16.99%	0
2011	15.426648	13.629146	-11.65%	0
2010	14.389319	15.426648	7.21%	0
2009	10.620386	14.389319	35.49%	0
2008	18.013780	10.620386	-41.04%	0
2007	15.771497	18.013780	14.22%	0
2006	13.136416	15.771497	20.06%	0
2005	12.052978	13.136416	8.99%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014*	10.000000	8.655505	-13.44%	90
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.994111	-0.06%	2,956
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.449263	11.740326	2.54%	1,077
2013	10.219489	11.449263	12.03%	834
2012*	10.000000	10.219489	2.19%	190
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.905190	10.226781	3.25%	2,509
2013*	10.000000	9.905190	-0.95%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2014	11.482202	11.894023	3.59%	0
2013	9.757529	11.482202	17.68%	0
2012	8.485310	9.757529	14.99%	0
2011	10.215975	8.485310	-16.94%	0
2010	8.951281	10.215975	14.13%	0
2009	7.578555	8.951281	18.11%	0
2008	12.468578	7.578555	-39.22%	0
2007	11.608696	12.468578	7.41%	0
2006*	10.000000	11.608696	16.09%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2014	13.042155	14.545055	11.52%	0
2013	10.129125	13.042155	28.76%	0
2012	8.867734	10.129125	14.22%	0
2011	9.395338	8.867734	-5.62%	0
2010	7.669714	9.395338	22.50%	0
2009	5.400494	7.669714	42.02%	0
2008	9.118956	5.400494	-40.78%	0
2007	10.320878	9.118956	-11.65%	0
2006*	10.000000	10.320878	3.21%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2014	13.993746	14.731217	5.27%	0
2013	12.407229	13.993746	12.79%	0
2012	11.102264	12.407229	11.75%	0
2011	11.180762	11.102264	-0.70%	0
2010	10.250996	11.180762	9.07%	0
2009	8.271398	10.250996	23.93%	0
2008	11.517362	8.271398	-28.18%	0
2007	11.010997	11.517362	4.60%	0
2006*	10.000000	11.010997	10.11%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2014	14.970220	15.892163	6.16%	0
2013	11.391585	14.970220	31.41%	0
2012	9.997819	11.391585	13.94%	0
2011	10.594846	9.997819	-5.64%	0
2010	9.209575	10.594846	15.04%	0
2009	7.018770	9.209575	31.21%	0
2008	11.555230	7.018770	-39.26%	0
2007	11.393429	11.555230	1.42%	0
2006*	10.000000	11.393429	13.93%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2014	16.900675	17.091614	1.13%	0
2013	15.954136	16.900675	5.93%	0
2012	14.079678	15.954136	13.31%	0
2011	14.277168	14.079678	-1.38%	0
2010	12.537717	14.277168	13.87%	0
2009	7.356950	12.537717	70.42%	0
2008	10.650762	7.356950	-30.93%	0
2007	10.577747	10.650762	0.69%	0
2006*	10.000000	10.577747	5.78%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2014	19.714737	19.179918	-2.71%	0
2013	14.609153	19.714737	34.95%	0
2012	12.392098	14.609153	17.89%	0
2011	13.168176	12.392098	-5.89%	0
2010	10.951541	13.168176	20.24%	0
2009	7.119358	10.951541	53.83%	0
2008	11.751183	7.119358	-39.42%	0
2007	10.805147	11.751183	8.76%	0
2006*	10.000000	10.805147	8.05%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2014	17.444373	17.366004	-0.45%	0
2013	13.263226	17.444373	31.52%	0
2012	11.479898	13.263226	15.53%	0
2011	12.579476	11.479898	-8.74%	0
2010	10.824826	12.579476	16.21%	0
2009	7.623979	10.824826	41.98%	0
2008	10.803640	7.623979	-29.43%	0
2007	10.752333	10.803640	0.48%	0
2006*	10.000000	10.752333	7.52%	0
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series) - Q/NQ
2014	14.257255	15.302668	7.33%	0
2013	10.225369	14.257255	39.43%	0
2012	9.291945	10.225369	10.05%	0
2011	9.607057	9.291945	-3.28%	0
2010	7.485480	9.607057	28.34%	0
2009	5.612552	7.485480	33.37%	0
2008	10.780612	5.612552	-47.94%	0
2007	10.348974	10.780612	4.17%	0
2006*	10.000000	10.348974	3.49%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus Large Growth Series) - Q/NQ
2014	12.272957	13.952084	13.68%	0
2013	9.698671	12.272957	26.54%	0
2012	8.880223	9.698671	9.22%	0
2011	9.408083	8.880223	-5.61%	0
2010	8.175667	9.408083	15.07%	0
2009	6.218075	8.175667	31.48%	0
2008	10.016465	6.218075	-37.92%	0
2007	10.823320	10.016465	-7.45%	0
2006*	10.000000	10.823320	8.23%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	13.297860	14.189934	6.71%	491
2013	9.642499	13.297860	37.91%	491
2012*	10.000000	9.642499	-3.58%	396
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
2014	18.397669	21.719149	18.05%	0
2013	13.269579	18.397669	38.65%	0
2012	11.126323	13.269579	19.26%	0
2011	10.849737	11.126323	2.55%	0
2010	10.445282	10.849737	3.87%	0
2009	8.293118	10.445282	25.95%	0
2008	11.777393	8.293118	-29.58%	0
2007	10.674020	11.777393	10.34%	0
2006*	10.000000	10.674020	6.74%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
2014	11.523916	13.030470	13.07%	0
2013	11.373049	11.523916	1.33%	0
2012	8.998594	11.373049	26.39%	0
2011	9.756542	8.998594	-7.77%	0
2010	8.416033	9.756542	15.93%	0
2009	6.486273	8.416033	29.75%	0
2008	11.878721	6.486273	-45.40%	0
2007	12.748349	11.878721	-6.82%	0
2006*	10.000000	12.748349	27.48%	0
Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
2014	22.839413	22.605740	-1.02%	0
2013	19.453172	22.839413	17.41%	0
2012	17.068799	19.453172	13.97%	0
2011	18.552670	17.068799	-8.00%	0
2010	16.662980	18.552670	11.34%	0
2009	12.489403	16.662980	33.42%	0
2008	21.235572	12.489403	-41.19%	0
2007	18.765492	21.235572	13.16%	0
2006	14.833478	18.765492	26.51%	0
2005	12.750019	14.833478	16.34%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.616435	12.965066	2.76%	0
2013	9.955345	12.616435	26.73%	0
2012*	10.000000	9.955345	-0.45%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	13.121647	13.940168	6.24%	0
2013	9.737053	13.121647	34.76%	0
2012*	10.000000	9.737053	-2.63%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	30.674498	28.667098	-6.54%	8,227
2013	24.849103	30.674498	23.44%	7,277
2012	21.136731	24.849103	17.56%	3,484
2011	23.089227	21.136731	-8.46%	5,763
2010	21.536641	23.089227	7.21%	5,330
2009	17.458570	21.536641	23.36%	4,798
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	25.310047	25.443931	0.53%	232
2013	23.218567	25.310047	9.01%	114
2012	19.838867	23.218567	17.04%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	22.438337	23.877356	6.41%	47
2013	17.504752	22.438337	28.18%	17
2012	15.625954	17.504752	12.02%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	13.925952	14.901256	7.00%	8,308
2013	10.785306	13.925952	29.12%	7,979
2012	8.827190	10.785306	22.18%	7,363
2011	9.615212	8.827190	-8.20%	9,738
2010	9.153635	9.615212	5.04%	14,628
2009	6.354726	9.153635	44.04%	16,282
2008	11.567341	6.354726	-45.06%	24,182
2007	8.582315	11.567341	34.78%	20,162
2006	7.972641	8.582315	7.65%	19,045
2005	7.179879	7.972641	11.04%	17,360
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	7.006919	7.558459	7.87%	13,495
2013	5.246127	7.006919	33.56%	12,493
2012	4.463381	5.246127	17.54%	8,991
2011	4.953177	4.463381	-9.89%	1,647
2010	4.036206	4.953177	22.72%	1,647
2009	2.607720	4.036206	54.78%	1,647
2008	4.718130	2.607720	-44.73%	1,657
2007	3.930244	4.718130	20.05%	1,657
2006	3.694652	3.930244	6.38%	1,657
2005	3.357287	3.694652	10.05%	1,657
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	14.405470	12.491225	-13.29%	6,977
2013	12.777721	14.405470	12.74%	6,735
2012	11.444515	12.777721	11.65%	7,352
2011	17.145500	11.444515	-33.25%	0
2010	13.901995	17.145500	23.33%	0
2009	7.869575	13.901995	76.65%	0
2008	16.699513	7.869575	-52.88%	6
2007	13.255546	16.699513	44.66%	6
2006	9.141690	13.255546	45.00%	6
2005	7.023167	9.141690	30.16%	6
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2014	22.379755	25.412954	13.55%	2,943
2013	17.147153	22.379755	30.52%	3,199
2012	14.439939	17.147153	18.75%	4,311
2011	14.327528	14.439939	0.78%	3,630
2010	11.764239	14.327528	21.79%	11,673
2009	9.412391	11.764239	24.99%	11,820
2008	14.285188	9.412391	-34.11%	11,917
2007	14.134939	14.285188	1.06%	13,899
2006	12.262752	14.134939	15.27%	20,484
2005	11.381571	12.262752	7.74%	22,811
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014*	10.000000	9.450062	-5.50%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	14.244140	12.998711	-8.74%	879
2013	10.224572	14.244140	39.31%	394
2012*	10.000000	10.224572	2.25%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	15.499830	16.850590	8.71%	1,582
2013	11.587269	15.499830	33.77%	2,456
2012	10.136310	11.587269	14.31%	2,982
2011	10.322888	10.136310	-1.81%	2,542
2010	9.408753	10.322888	9.72%	4,624
2009	7.788820	9.408753	20.80%	5,802
2008	11.739304	7.788820	-33.65%	4,525
2007	11.060891	11.739304	6.13%	1,247
2006*	10.000000	11.060891	10.61%	1,469
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.994200	14.959329	-0.23%	3,824
2013	11.908476	14.994200	25.91%	2,899
2012	10.412896	11.908476	14.36%	0
2011	10.746091	10.412896	-3.10%	508
2010*	10.000000	10.746091	7.46%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2014	11.065270	12.152632	9.83%	445
2013	8.645469	11.065270	27.99%	912
2012	7.686291	8.645469	12.48%	880
2011	7.845440	7.686291	-2.03%	633
2010	6.669101	7.845440	17.64%	852
2009	5.065003	6.669101	31.67%	894
2008	8.376797	5.065003	-39.54%	1,236
2007	7.103661	8.376797	17.92%	812
2006	6.782293	7.103661	4.74%	1,012
2005	6.455208	6.782293	5.07%	939
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2014	20.366653	22.727478	11.59%	12,993
2013	15.652340	20.366653	30.12%	14,037
2012	13.838017	15.652340	13.11%	15,550
2011	13.936878	13.838017	-0.71%	16,151
2010	12.451066	13.936878	11.93%	16,509
2009*	10.000000	12.451066	24.51%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	14.112912	14.617188	3.57%	19,480
2013	11.604010	14.112912	21.62%	21,202
2012	10.165503	11.604010	14.15%	3,460
2011	10.209472	10.165503	-0.43%	13,433
2010	9.238844	10.209472	10.51%	15,880
2009	7.588470	9.238844	21.75%	15,497
2008	10.954073	7.588470	-30.72%	14,596
2007	10.462278	10.954073	4.70%	10,954
2006*	10.000000	10.462278	4.62%	10,423
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	11.327043	11.730420	3.56%	27
2013	11.785385	11.327043	-3.89%	108
2012	11.381759	11.785385	3.55%	108
2011	10.912484	11.381759	4.30%	108
2010	10.436622	10.912484	4.56%	108
2009	9.433308	10.436622	10.64%	455
2008	10.609831	9.433308	-11.09%	438
2007	10.444352	10.609831	1.58%	2,434
2006*	10.000000	10.444352	4.44%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	15.389466	15.460382	0.46%	1,542
2013	12.126730	15.389466	26.91%	2,717
2012	10.069132	12.126730	20.43%	4,891
2011	11.254382	10.069132	-10.53%	4,830
2010	10.249994	11.254382	9.80%	5,070
2009	7.337562	10.249994	39.69%	9,290
2008	12.121527	7.337562	-39.47%	6,700
2007	10.744833	12.121527	12.81%	3,711
2006*	10.000000	10.744833	7.45%	2,456
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	13.867974	14.784351	6.61%	17,327
2013	10.846099	13.867974	27.86%	22,047
2012	9.365156	10.846099	15.81%	13,352
2011	9.960000	9.365156	-5.97%	14,119
2010	8.542120	9.960000	16.60%	24,687
2009	6.239296	8.542120	36.91%	28,299
2008	11.337557	6.239296	-44.97%	29,608
2007	10.271422	11.337557	10.38%	11,138
2006*	10.000000	10.271422	2.71%	7,721

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	12.350590	13.429965	8.74%	5,246
2013	9.415433	12.350590	31.17%	5,997
2012	8.153379	9.415433	15.48%	2,028
2011	8.453715	8.153379	-3.55%	3,681
2010	7.721847	8.453715	9.48%	1,348
2009	5.989361	7.721847	28.93%	1,462
2008	9.802828	5.989361	-38.90%	1,448
2007*	10.000000	9.802828	-1.97%	517
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	20.436953	20.675241	1.17%	4,670
2013	19.348266	20.436953	5.63%	541
2012	17.121352	19.348266	13.01%	547
2011	16.716897	17.121352	2.42%	604
2010	14.975621	16.716897	11.63%	810
2009	10.397663	14.975621	44.03%	810
2008	14.636808	10.397663	-28.96%	888
2007	14.387216	14.636808	1.73%	5,317
2006	13.185444	14.387216	9.11%	8,065
2005	13.054643	13.185444	1.00%	9,716
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2014	18.056492	19.445842	7.69%	12,951
2013	13.494159	18.056492	33.81%	10,910
2012	11.547116	13.494159	16.86%	11,444
2011	11.983456	11.547116	-3.64%	10,534
2010	10.492443	11.983456	14.21%	12,485
2009	8.273910	10.492443	26.81%	16,316
2008	13.311361	8.273910	-37.84%	18,958
2007	13.800459	13.311361	-3.54%	34,682
2006	12.069113	13.800459	14.35%	34,466
2005	11.735400	12.069113	2.84%	27,154
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2014	12.611803	13.262628	5.16%	5,015
2013	8.889130	12.611803	41.88%	6,815
2012	7.705574	8.889130	15.36%	13,072
2011	8.837654	7.705574	-12.81%	13,347
2010	7.749115	8.837654	14.05%	15,220
2009	5.135407	7.749115	50.90%	20,905
2008*	10.000000	5.135407	-48.65%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2014	13.929269	15.198163	9.11%	3,253
2013	10.175248	13.929269	36.89%	3,895
2012	9.251044	10.175248	9.99%	1,549
2011	9.685356	9.251044	-4.48%	2,245
2010	7.944449	9.685356	21.91%	4,235
2009	6.122477	7.944449	29.76%	6,728
2008*	10.000000	6.122477	-38.78%	8,951

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	12.415957	12.799134	3.09%	2,310
2013	9.720625	12.415957	27.73%	1,545
2012	8.483576	9.720625	14.58%	0
2011	9.185337	8.483576	-7.64%	0
2010	8.099592	9.185337	13.40%	468
2009	6.355008	8.099592	27.45%	0
2008*	10.000000	6.355008	-36.45%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.292622	12.647807	2.89%	987
2013	10.867888	12.292622	13.11%	771
2012	9.919751	10.867888	9.56%	771
2011	10.192308	9.919751	-2.67%	13,718
2010	9.357952	10.192308	8.92%	38
2009	7.916818	9.357952	18.20%	0
2008*	10.000000	7.916818	-20.83%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.479625	12.889463	3.28%	0
2013	10.433676	12.479625	19.61%	0
2012	9.307046	10.433676	12.11%	0
2011	9.771043	9.307046	-4.75%	0
2010	8.812871	9.771043	10.87%	0
2009	7.194892	8.812871	22.49%	0
2008*	10.000000	7.194892	-28.05%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.696785	11.923875	1.94%	0
2013	11.299466	11.696785	3.52%	0
2012	10.655439	11.299466	6.04%	0
2011	10.650655	10.655439	0.04%	0
2010	10.108923	10.650655	5.36%	0
2009	9.066730	10.108923	11.49%	0
2008*	10.000000	9.066730	-9.33%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.822186	10.917382	0.88%	0
2013*	10.000000	10.822186	8.22%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.960668	10.922285	-0.35%	0
2013*	10.000000	10.960668	9.61%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.390488	12.781824	3.16%	5,703
2013	10.661747	12.390488	16.21%	5,835
2012	9.618214	10.661747	10.85%	575
2011	9.982416	9.618214	-3.65%	1,217
2010	9.085842	9.982416	9.87%	1,170
2009	7.552592	9.085842	20.30%	22,849
2008*	10.000000	7.552592	-24.47%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	12.428198	12.819720	3.15%	143
2013	10.137244	12.428198	22.60%	0
2012	8.968194	10.137244	13.04%	0
2011	9.536164	8.968194	-5.96%	614
2010	8.531026	9.536164	11.78%	894
2009	6.831944	8.531026	24.87%	3,281
2008*	10.000000	6.831944	-31.68%	653
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	12.142261	12.467336	2.68%	0
2013	11.064882	12.142261	9.74%	0
2012	10.192902	11.064882	8.55%	0
2011	10.360114	10.192902	-1.61%	0
2010	9.631751	10.360114	7.56%	0
2009	8.296674	9.631751	16.09%	774
2008*	10.000000	8.296674	-17.03%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2014	12.081801	12.521223	3.64%	409
2013	12.485812	12.081801	-3.24%	422
2012	11.746298	12.485812	6.30%	2,388
2011	11.169967	11.746298	5.16%	4,475
2010	10.576480	11.169967	5.61%	875
2009	9.855478	10.576480	7.32%	2,155
2008*	10.000000	9.855478	-1.45%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.876674	13.322944	3.47%	0
2013	13.325910	12.876674	-3.37%	0
2012	12.611065	13.325910	5.67%	0
2011	12.054199	12.611065	4.62%	0
2010	11.302080	12.054199	6.65%	0
2009	9.839470	11.302080	14.86%	613
2008*	10.000000	9.839470	-1.61%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014	22.633893	21.098791	-6.78%	5,054
2013	22.773826	22.633893	-0.61%	0
2012	19.695139	22.773826	15.63%	0
2011	25.718880	19.695139	-23.42%	0
2010	22.440645	25.718880	14.61%	0
2009	13.928802	22.440645	61.11%	0
2008	33.429532	13.928802	-58.33%	0
2007	23.278840	33.429532	43.60%	0
2006	17.259135	23.278840	34.88%	0
2005	13.189746	17.259135	30.85%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	15.553483	16.044572	3.16%	4,413
2013	16.432766	15.553483	-5.35%	5,811
2012	16.164092	16.432766	1.66%	8,176
2011	15.276366	16.164092	5.81%	9,303
2010	14.778718	15.276366	3.37%	12,497
2009	14.588744	14.778718	1.30%	15,284
2008	13.728590	14.588744	6.27%	27,711
2007	12.987757	13.728590	5.70%	38,702
2006	12.739345	12.987757	1.95%	33,059
2005	12.505084	12.739345	1.87%	24,749
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2014	13.898650	13.649527	-1.79%	2,611
2013	11.956608	13.898650	16.24%	854
2012	10.484212	11.956608	14.04%	854
2011	11.777490	10.484212	-10.98%	854
2010	10.537955	11.777490	11.76%	0
2009	8.234631	10.537955	27.97%	0
2008	15.474531	8.234631	-46.79%	0
2007	12.338107	15.474531	25.42%	0
2006	9.405787	12.338107	31.18%	0
2005	7.322103	9.405787	28.46%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	10.588556	9.799263	-7.45%	1,163
2013	8.869766	10.588556	19.38%	1,354
2012	7.606187	8.869766	16.61%	780
2011	8.846856	7.606187	-14.02%	319
2010	8.350063	8.846856	5.95%	466
2009	6.581420	8.350063	26.87%	318
2008	11.723228	6.581420	-43.86%	265
2007	10.864484	11.723228	7.90%	47
2006*	10.000000	10.864484	8.64%	47

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	18.576531	19.239359	3.57%	40,559
2013	14.798477	18.576531	25.53%	42,485
2012	12.943096	14.798477	14.33%	41,649
2011	13.656755	12.943096	-5.23%	48,062
2010	12.076832	13.656755	13.08%	56,711
2009	9.623865	12.076832	25.49%	59,729
2008	15.446943	9.623865	-37.70%	70,269
2007	14.778924	15.446943	4.52%	70,582
2006	12.818377	14.778924	15.29%	54,073
2005	12.038453	12.818377	6.48%	22,509
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	15.016353	15.492881	3.17%	347
2013	13.420290	15.016353	11.89%	603
2012	12.437013	13.420290	7.91%	977
2011	12.496296	12.437013	-0.47%	466
2010	11.535143	12.496296	8.33%	421
2009*	10.000000	11.535143	15.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	17.051415	17.697939	3.79%	1,381
2013	14.464860	17.051415	17.88%	1,382
2012	13.063036	14.464860	10.73%	678
2011	13.366494	13.063036	-2.27%	1,860
2010	12.094311	13.366494	10.52%	0
2009*	10.000000	12.094311	20.94%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	13.741215	14.083076	2.49%	5,800
2013	13.287252	13.741215	3.42%	6,049
2012	12.806695	13.287252	3.75%	1,294
2011	12.611921	12.806695	1.54%	3,937
2010	12.073063	12.611921	4.46%	4,462
2009	11.219083	12.073063	7.61%	5,425
2008	12.101477	11.219083	-7.29%	4,317
2007	11.641531	12.101477	3.95%	4,318
2006	11.115251	11.641531	4.73%	2,566
2005	10.906285	11.115251	1.92%	4,478
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.656981	10.771292	1.07%	0
2013*	10.000000	10.656981	6.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.745433	10.784148	0.36%	0
2013*	10.000000	10.745433	7.45%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	16.607120	17.231749	3.76%	41,378
2013	14.434296	16.607120	15.05%	44,900
2012	13.204604	14.434296	9.31%	46,403
2011	13.390343	13.204604	-1.39%	47,716
2010	12.237903	13.390343	9.42%	56,941
2009	10.412824	12.237903	17.53%	61,139
2008	13.743287	10.412824	-24.23%	59,290
2007	13.186120	13.743287	4.23%	62,597
2006	12.003325	13.186120	9.85%	70,077
2005	11.549873	12.003325	3.93%	52,711
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	17.912742	18.546877	3.54%	63,126
2013	14.837537	17.912742	20.73%	80,688
2012	13.221717	14.837537	12.22%	78,567
2011	13.693488	13.221717	-3.45%	59,080
2010	12.301916	13.693488	11.31%	66,585
2009	10.024929	12.301916	22.71%	88,346
2008	14.811897	10.024929	-32.32%	88,891
2007	14.145692	14.811897	4.71%	81,376
2006	12.518467	14.145692	13.00%	81,391
2005	11.851157	12.518467	5.63%	60,564
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	15.415864	15.928511	3.33%	11,748
2013	14.142558	15.415864	9.00%	16,587
2012	13.269686	14.142558	6.58%	11,256
2011	13.179063	13.269686	0.69%	22,000
2010	12.310900	13.179063	7.05%	28,375
2009	10.893172	12.310900	13.01%	30,222
2008	12.997689	10.893172	-16.19%	32,809
2007	12.447195	12.997689	4.42%	31,734
2006	11.636906	12.447195	6.96%	22,908
2005	11.289284	11.636906	3.08%	11,029
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2014	21.153880	22.704674	7.33%	42,733
2013	15.685978	21.153880	34.86%	50,996
2012	13.397708	15.685978	17.08%	64,877
2011	13.890956	13.397708	-3.55%	80,904
2010	12.942074	13.890956	7.33%	125,873
2009*	10.000000	12.942074	29.42%	11
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.942437	-0.58%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.138604	1.39%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	40.110083	43.296103	7.94%	6,679
2013	30.559456	40.110083	31.25%	7,634
2012	26.370825	30.559456	15.88%	10,922
2011	27.428840	26.370825	-3.86%	14,486
2010	22.031318	27.428840	24.50%	22,959
2009	16.330450	22.031318	34.91%	28,870
2008	26.054702	16.330450	-37.32%	31,943
2007	24.556798	26.054702	6.10%	34,496
2006	22.651820	24.556798	8.41%	39,273
2005	20.482702	22.651820	10.59%	26,352
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	11.172134	11.021309	-1.35%	50,696
2013	11.325016	11.172134	-1.35%	55,945
2012	11.480419	11.325016	-1.35%	49,287
2011	11.637084	11.480419	-1.35%	52,087
2010	11.796315	11.637084	-1.35%	44,420
2009	11.952729	11.796315	-1.31%	67,201
2008	11.872477	11.952729	0.68%	108,034
2007	11.485385	11.872477	3.37%	34,099
2006	11.137564	11.485385	3.12%	25,346
2005	10.996174	11.137564	1.29%	29,440
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	17.855870	18.298919	2.48%	4,572
2013	18.306060	17.855870	-2.46%	6,165
2012	16.532028	18.306060	10.73%	4,859
2011	15.876876	16.532028	4.13%	3,024
2010	14.553266	15.876876	9.09%	4,761
2009	11.860742	14.553266	22.70%	6,370
2008	14.536664	11.860742	-18.41%	6,093
2007	14.085245	14.536664	3.20%	9,346
2006	13.618583	14.085245	3.43%	9,986
2005	13.509902	13.618583	0.80%	11,943
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2014	18.555448	18.120401	-2.34%	1,028
2013	15.498432	18.555448	19.72%	0
2012	13.553599	15.498432	14.35%	0
2011	15.151118	13.553599	-10.54%	0
2010	13.455985	15.151118	12.60%	0
2009*	10.000000	13.455985	34.56%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2014*	10.000000	9.023426	-9.77%	2,556

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2014	13.446306	14.649078	8.94%	9,387
2013	10.115899	13.446306	32.92%	13,088
2012	8.813259	10.115899	14.78%	16,230
2011	9.201018	8.813259	-4.21%	20,404
2010	8.074482	9.201018	13.95%	24,782
2009	6.306937	8.074482	28.03%	10,196
2008*	10.000000	6.306937	-36.93%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2014	15.031873	16.388658	9.03%	873
2013	11.250478	15.031873	33.61%	2,243
2012	9.680650	11.250478	16.22%	2,172
2011	10.420399	9.680650	-7.10%	506
2010*	10.000000	10.420399	4.20%	635
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.590098	13.692361	8.75%	206
2013	9.451663	12.590098	33.21%	206
2012	8.147953	9.451663	16.00%	206
2011	8.795065	8.147953	-7.36%	206
2010	7.907475	8.795065	11.22%	515
2009	6.291166	7.907475	25.69%	490
2008*	10.000000	6.291166	-37.09%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2014	14.331504	14.708476	2.63%	11,715
2013	10.455602	14.331504	37.07%	13,981
2012	9.224248	10.455602	13.35%	14,239
2011	9.763175	9.224248	-5.52%	22,900
2010	7.803801	9.763175	25.11%	29,663
2009	6.222846	7.803801	25.41%	31,381
2008*	10.000000	6.222846	-37.77%	2,743
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	15.058030	17.383024	15.44%	8,510
2013	11.250215	15.058030	33.85%	7,212
2012	9.802270	11.250215	14.77%	7,188
2011	10.172277	9.802270	-3.64%	10,128
2010	8.619231	10.172277	18.02%	13,337
2009	6.696728	8.619231	28.71%	13,443
2008*	10.000000	6.696728	-33.03%	6,151

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014	21.754692	22.064377	1.42%	1,672
2013	15.283278	21.754692	42.34%	4,841
2012	13.657634	15.283278	11.90%	2,122
2011	13.934498	13.657634	-1.99%	2,227
2010	11.259668	13.934498	23.76%	5,347
2009	8.954701	11.259668	25.74%	4,482
2008	16.941859	8.954701	-47.14%	5,000
2007	15.649135	16.941859	8.26%	3,372
2006	15.369821	15.649135	1.82%	4,131
2005	14.413376	15.369821	6.64%	3,572
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014	50.586713	53.408083	5.58%	2,307
2013	36.523118	50.586713	38.51%	3,546
2012	30.739299	36.523118	18.82%	4,208
2011	32.823421	30.739299	-6.35%	3,597
2010	26.280420	32.823421	24.90%	5,798
2009	21.106873	26.280420	24.51%	6,892
2008	31.535594	21.106873	-33.07%	6,786
2007	34.336874	31.535594	-8.16%	6,973
2006	29.673774	34.336874	15.71%	7,164
2005	29.181930	29.673774	1.69%	4,532
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014	41.348152	41.122420	-0.55%	924
2013	29.745687	41.348152	39.01%	1,212
2012	26.106504	29.745687	13.94%	1,464
2011	28.020726	26.106504	-6.83%	1,951
2010	22.665147	28.020726	23.63%	3,764
2009	17.056405	22.665147	32.88%	4,000
2008	27.972742	17.056405	-39.02%	5,196
2007	27.765664	27.972742	0.75%	7,017
2006	25.120487	27.765664	10.53%	7,896
2005	22.670814	25.120487	10.81%	5,565
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2014	17.346060	19.190611	10.63%	2,565
2013	13.411983	17.346060	29.33%	3,804
2012	11.903878	13.411983	12.67%	4,186
2011	12.002966	11.903878	-0.83%	5,150
2010	10.724675	12.002966	11.92%	9,035
2009	8.621508	10.724675	24.39%	11,696
2008	14.953776	8.621508	-42.35%	14,269
2007	14.013068	14.953776	6.71%	14,238
2006	12.500702	14.013068	12.10%	13,266
2005	11.793631	12.500702	6.00%	10,060

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2014	11.314467	14.385852	27.15%	24,189
2013	11.130361	11.314467	1.65%	26,201
2012	9.744667	11.130361	14.22%	28,658
2011	9.274797	9.744667	5.07%	31,366
2010	7.221893	9.274797	28.43%	46,433
2009	5.595431	7.221893	29.07%	54,664
2008*	10.000000	5.595431	-44.05%	96
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.694886	13.045731	11.55%	3,056
2013*	10.000000	11.694886	16.95%	1,793
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.602135	10.510667	-0.86%	0
2013	10.735896	10.602135	-1.25%	1,226
2012	10.512764	10.735896	2.12%	1,226
2011	10.519687	10.512764	-0.07%	1,226
2010	10.411702	10.519687	1.04%	1,510
2009	9.853625	10.411702	5.66%	6,743
2008*	10.000000	9.853625	-1.46%	3,255
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.565419	12.959975	3.14%	0
2013*	10.000000	12.565419	25.65%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	16.359131	14.823482	-9.39%	609
2013	13.808265	16.359131	18.47%	1,318
2012	11.707206	13.808265	17.95%	1,529
2011	13.551092	11.707206	-13.61%	1,994
2010	12.916734	13.551092	4.91%	3,929
2009*	10.000000	12.916734	29.17%	5,350
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	10.632133	10.552575	-0.75%	2,155
2013	10.711573	10.632133	-0.74%	3,421
2012	10.380494	10.711573	3.19%	1,637
2011	10.491860	10.380494	-1.06%	1,652
2010	10.101568	10.491860	3.86%	1,788
2009	9.035620	10.101568	11.80%	5,789
2008	10.580072	9.035620	-14.60%	7,740
2007	10.237167	10.580072	3.35%	8,892
2006	9.958429	10.237167	2.80%	10,068
2005	9.950715	9.958429	0.08%	2,929

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	12.407283	12.664585	2.07%	0
2013	8.624133	12.407283	43.87%	0
2012	8.033749	8.624133	7.35%	157
2011	8.230749	8.033749	-2.39%	104
2010	6.975368	8.230749	18.00%	0
2009	5.760162	6.975368	21.10%	0
2008	9.647223	5.760162	-40.29%	294
2007	9.729886	9.647223	-0.85%	0
2006*	10.000000	9.729886	-2.70%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	18.888557	20.568075	8.89%	75
2013	13.914592	18.888557	35.75%	134
2012	12.709959	13.914592	9.48%	195
2011	13.293024	12.709959	-4.39%	228
2010	10.968053	13.293024	21.20%	101
2009	8.459602	10.968053	29.65%	123
2008	14.161115	8.459602	-40.26%	123
2007	13.340303	14.161115	6.15%	8,905
2006	11.892729	13.340303	12.17%	5,294
2005	11.281422	11.892729	5.42%	90
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2014	22.305224	25.394663	13.85%	0
2013	17.427491	22.305224	27.99%	0
2012	15.480820	17.427491	12.57%	0
2011	15.874668	15.480820	-2.48%	0
2010	14.706817	15.874668	7.94%	0
2009	10.315688	14.706817	42.57%	6,672
2008	19.193963	10.315688	-46.26%	6,598
2007	17.046145	19.193963	12.60%	11,597
2006	16.006534	17.046145	6.49%	13,392
2005	15.437819	16.006534	3.68%	13,064
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2014	22.170433	23.136178	4.36%	5,900
2013	16.526682	22.170433	34.15%	7,272
2012	14.387112	16.526682	14.87%	6,526
2011	14.425526	14.387112	-0.27%	7,599
2010	11.471960	14.425526	25.75%	10,899
2009	8.769449	11.471960	30.82%	11,206
2008	17.453795	8.769449	-49.76%	11,685
2007	16.640228	17.453795	4.89%	15,366
2006	16.383114	16.640228	1.57%	17,934
2005	14.784164	16.383114	10.82%	17,167

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2014	18.266478	18.432936	0.91%	15,677
2013	14.544654	18.266478	25.59%	1,126
2012	12.158600	14.544654	19.62%	1,187
2011	13.438803	12.158600	-9.53%	1,255
2010	11.747140	13.438803	14.40%	1,304
2009	8.519524	11.747140	37.88%	1,503
2008	14.439213	8.519524	-41.00%	1,503
2007	13.767875	14.439213	4.88%	2,147
2006	11.857869	13.767875	16.11%	2,203
2005	10.515171	11.857869	12.77%	2,262
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2014	10.004279	10.149378	1.45%	1,048
2013	10.154625	10.004279	-1.48%	756
2012*	10.000000	10.154625	1.55%	393
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	9.030960	-9.69%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2014	20.299315	22.168648	9.21%	12,098
2013	15.615420	20.299315	30.00%	14,803
2012	13.544448	15.615420	15.29%	18,327
2011	13.731396	13.544448	-1.36%	23,393
2010	11.988148	13.731396	14.54%	30,328
2009	9.472790	11.988148	26.55%	42,732
2008	15.606456	9.472790	-39.30%	54,065
2007	15.150935	15.606456	3.01%	66,803
2006	13.351587	15.150935	13.48%	66,549
2005	12.770576	13.351587	4.55%	47,268
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2014	15.388351	16.992191	10.42%	1,175
2013	11.061742	15.388351	39.11%	1,073
2012	9.503968	11.061742	16.39%	416
2011	9.851723	9.503968	-3.53%	86
2010	8.092326	9.851723	21.74%	86
2009	5.979109	8.092326	35.34%	782
2008	9.749103	5.979109	-38.67%	4,989
2007	10.004288	9.749103	-2.55%	4,280
2006*	10.000000	10.004288	0.04%	1,891
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.488976	10.394438	-0.90%	2,721
2013	10.620910	10.488976	-1.24%	2,345
2012*	10.000000	10.620910	6.21%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014*	10.000000	9.697623	-3.02%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.999326	11.872960	-1.05%	7,816
2013	13.018453	11.999326	-7.83%	7,058
2012	12.540903	13.018453	3.81%	1,107
2011	11.725233	12.540903	6.96%	214
2010	10.867188	11.725233	7.90%	633
2009*	10.000000	10.867188	8.67%	182
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.621253	11.550147	-0.61%	2,358
2013	11.807707	11.621253	-1.58%	2,572
2012	11.318862	11.807707	4.32%	845
2011	11.358857	11.318862	-0.35%	1,262
2010	10.946630	11.358857	3.77%	2,051
2009*	10.000000	10.946630	9.47%	2,200
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2014	13.364262	13.591401	1.70%	0
2013	14.922618	13.364262	-10.44%	0
2012	13.909635	14.922618	7.28%	0
2011	12.626147	13.909635	10.17%	0
2010	11.838646	12.626147	6.65%	0
2009	10.140273	11.838646	16.75%	0
2008	11.055641	10.140273	-8.28%	0
2007	10.129406	11.055641	9.14%	0
2006*	10.000000	10.129406	1.29%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2014	14.748268	15.170553	2.86%	0
2013	15.248288	14.748268	-3.28%	0
2012	14.103529	15.248288	8.12%	0
2011	13.798602	14.103529	2.21%	0
2010	12.937746	13.798602	6.65%	0
2009	11.501340	12.937746	12.49%	0
2008	11.130186	11.501340	3.33%	0
2007	10.376152	11.130186	7.27%	0
2006*	10.000000	10.376152	3.76%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.437944	10.726161	2.76%	12,147
2013	10.802571	10.437944	-3.38%	13,109
2012	10.000665	10.802571	8.02%	7,591
2011*	10.000000	10.000665	0.01%	2,725

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2014	13.865970	13.189266	-4.88%	0
2013	11.617563	13.865970	19.35%	0
2012	10.944602	11.617563	6.15%	0
2011	12.621497	10.944602	-13.29%	0
2010	9.844542	12.621497	28.21%	0
2009	6.314237	9.844542	55.91%	0
2008	11.283020	6.314237	-44.04%	0
2007	11.000705	11.283020	2.57%	0
2006*	10.000000	11.000705	10.01%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	22.025783	28.513076	29.45%	5,227
2013	14.833985	22.025783	48.48%	3,887
2012	11.478993	14.833985	29.23%	2,484
2011	10.541009	11.478993	8.90%	193
2010*	10.000000	10.541009	5.41%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2014	12.130637	12.906894	6.40%	176
2013	12.335750	12.130637	-1.66%	9
2012	11.426292	12.335750	7.96%	9
2011	10.963069	11.426292	4.23%	9
2010	10.372014	10.963069	5.70%	9
2009	9.589082	10.372014	8.16%	9
2008	10.824988	9.589082	-11.42%	1,830
2007	10.406425	10.824988	4.02%	4,097
2006*	10.000000	10.406425	4.06%	3,314
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2014	42.014417	42.660572	1.54%	77
2013	46.673255	42.014417	-9.98%	77
2012	40.109303	46.673255	16.37%	77
2011	37.985266	40.109303	5.59%	77
2010	35.085823	37.985266	8.26%	85
2009	27.314305	35.085823	28.45%	88
2008	32.565389	27.314305	-16.12%	143
2007	30.989172	32.565389	5.09%	147
2006	28.348378	30.989172	9.32%	2,157
2005	25.599081	28.348378	10.74%	2,228

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
2014	16.431608	16.559041	0.78%	0
2013	14.365612	16.431608	14.38%	0
2012	12.791707	14.365612	12.30%	0
2011	13.461645	12.791707	-4.98%	0
2010	12.911901	13.461645	4.26%	0
2009	9.875959	12.911901	30.74%	0
2008	18.079359	9.875959	-45.37%	0
2007	15.994480	18.079359	13.03%	0
2006	12.956307	15.994480	23.45%	0
2005	11.824310	12.956307	9.57%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2014	57.817314	56.800058	-1.76%	153
2013	52.319526	57.817314	10.51%	74
2012	40.857991	52.319526	28.05%	0
2011	55.770790	40.857991	-26.74%	0
2010	44.570461	55.770790	25.13%	0
2009	21.193516	44.570461	110.30%	0
2008	61.000464	21.193516	-65.26%	0
2007	44.936453	61.000464	35.75%	0
2006	32.653846	44.936453	37.61%	0
2005	25.075792	32.653846	30.22%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	49.022134	39.121254	-20.20%	239
2013	44.957225	49.022134	9.04%	239
2012	44.081324	44.957225	1.99%	326
2011	53.481851	44.081324	-17.58%	0
2010	41.949101	53.481851	27.49%	0
2009	26.992877	41.949101	55.41%	0
2008	50.790086	26.992877	-46.85%	22
2007	35.422343	50.790086	43.38%	22
2006	28.841712	35.422343	22.82%	22
2005	19.275174	28.841712	49.63%	22
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.485340	8.342503	-20.44%	4,114
2013	9.636684	10.485340	8.81%	3,043
2012*	10.000000	9.636684	-3.63%	1,086
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	24.284944	23.507226	-3.20%	6,231
2013	16.386239	24.284944	48.20%	5,327
2012	15.398932	16.386239	6.41%	872
2011	16.361321	15.398932	-5.88%	145
2010	13.082528	16.361321	25.06%	1,973
2009*	10.000000	13.082528	30.83%	1,264

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.199261	11.507001	2.75%	0
2013	10.147362	11.199261	10.37%	0
2012*	10.000000	10.147362	1.47%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	15.537029	16.690007	7.42%	0
2013	11.448774	15.537029	35.71%	0
2012	9.801452	11.448774	16.81%	0
2011	10.878283	9.801452	-9.90%	0
2010	8.715275	10.878283	24.82%	0
2009	6.195961	8.715275	40.66%	0
2008*	10.000000	6.195961	-38.04%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	13.294537	13.540956	1.85%	0
2013	14.732555	13.294537	-9.76%	0
2012	13.914531	14.732555	5.88%	0
2011	12.628349	13.914531	10.18%	0
2010	12.183910	12.628349	3.65%	0
2009	11.211657	12.183910	8.67%	0
2008	11.554412	11.211657	-2.97%	0
2007	10.703194	11.554412	7.95%	0
2006	10.685142	10.703194	0.17%	0
2005	10.669705	10.685142	0.14%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2014	20.006829	22.193280	10.93%	0
2013	14.939309	20.006829	33.92%	0
2012	13.204933	14.939309	13.13%	0
2011	12.987835	13.204933	1.67%	0
2010	11.539646	12.987835	12.55%	0
2009	9.910108	11.539646	16.44%	0
2008	15.365439	9.910108	-35.50%	0
2007	15.595327	15.365439	-1.47%	0
2006	13.507947	15.595327	15.45%	0
2005	13.092858	13.507947	3.17%	0
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2014	19.586823	18.249075	-6.83%	0
2013	16.228002	19.586823	20.70%	0
2012	13.584261	16.228002	19.46%	0
2011	15.663029	13.584261	-13.27%	0
2010	14.021379	15.663029	11.71%	0
2009	10.630932	14.021379	31.89%	0
2008	19.541206	10.630932	-45.60%	0
2007	16.788644	19.541206	16.40%	0
2006	13.618248	16.788644	23.28%	0
2005	12.194706	13.618248	11.67%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2014	17.233266	19.782645	14.79%	0
2013	13.432586	17.233266	28.29%	0
2012	11.711493	13.432586	14.70%	0
2011	11.960402	11.711493	-2.08%	0
2010	10.171685	11.960402	17.59%	0
2009	7.938834	10.171685	28.13%	0
2008	10.643035	7.938834	-25.41%	0
2007	11.049729	10.643035	-3.68%	4
2006*	10.000000	11.049729	10.50%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2014	27.870369	31.074644	11.50%	0
2013	21.458027	27.870369	29.88%	0
2012	18.994790	21.458027	12.97%	0
2011	19.070465	18.994790	-0.40%	0
2010	17.052167	19.070465	11.84%	0
2009	14.428331	17.052167	18.19%	5
2008	19.984662	14.428331	-27.80%	6
2007	21.367955	19.984662	-6.47%	0
2006	18.263666	21.367955	17.00%	0
2005	17.634549	18.263666	3.57%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	15.173580	15.250235	0.51%	0
2013	13.450045	15.173580	12.81%	0
2012	12.405078	13.450045	8.42%	0
2011	13.056117	12.405078	-4.99%	0
2010	12.063857	13.056117	8.23%	0
2009*	10.000000	12.063857	20.64%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.226317	12.732461	4.14%	0
2013*	10.000000	12.226317	22.26%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.882169	8.82%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	23.722219	24.588023	3.65%	0
2013	17.097628	23.722219	38.75%	0
2012	14.982459	17.097628	14.12%	0
2011	15.109725	14.982459	-0.84%	0
2010	12.178690	15.109725	24.07%	4
2009	9.879210	12.178690	23.28%	0
2008	14.503198	9.879210	-31.88%	0
2007	14.807242	14.503198	-2.05%	0
2006	13.125399	14.807242	12.81%	0
2005	12.413331	13.125399	5.74%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2014	16.423717	18.372297	11.86%	0
2013	12.398623	16.423717	32.46%	0
2012	11.230274	12.398623	10.40%	0
2011	11.287657	11.230274	-0.51%	0
2010	9.970594	11.287657	13.21%	0
2009	7.560169	9.970594	31.88%	0
2008	11.692955	7.560169	-35.34%	0
2007	11.003223	11.692955	6.27%	1
2006	10.218827	11.003223	7.68%	1
2005	10.001884	10.218827	2.17%	1
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2014	19.296686	21.580748	11.84%	0
2013	14.823074	19.296686	30.18%	0
2012	12.989724	14.823074	14.11%	0
2011	12.930981	12.989724	0.45%	8
2010	11.419938	12.930981	13.23%	8
2009	9.167807	11.419938	24.57%	8
2008	14.792314	9.167807	-38.02%	9
2007	14.254382	14.792314	3.77%	1,245
2006	12.516404	14.254382	13.89%	894
2005	12.124769	12.516404	3.23%	474
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2014	20.168397	21.495154	6.58%	0
2013	16.890247	20.168397	19.41%	0
2012	15.512613	16.890247	8.88%	0
2011	14.431777	15.512613	7.49%	0
2010	12.692396	14.431777	13.70%	0
2009	10.503190	12.692396	20.84%	0
2008	15.120919	10.503190	-30.54%	0
2007	14.315710	15.120919	5.62%	0
2006	12.464569	14.315710	14.85%	0
2005	12.110835	12.464569	2.92%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014*	10.000000	9.905195	-0.95%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2014	17.332785	17.738378	2.34%	0
2013	17.398823	17.332785	-0.38%	0
2012	16.082889	17.398823	8.18%	0
2011	15.948207	16.082889	0.84%	6
2010	14.906875	15.948207	6.99%	6
2009	12.553222	14.906875	18.75%	6
2008	13.732251	12.553222	-8.59%	326
2007	13.216733	13.732251	3.90%	204
2006	12.869267	13.216733	2.70%	0
2005	12.884321	12.869267	-0.12%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2014	13.693625	14.089170	2.89%	0
2013	12.247736	13.693625	11.81%	0
2012	11.122350	12.247736	10.12%	0
2011	11.312070	11.122350	-1.68%	9
2010	10.176442	11.312070	11.16%	9
2009	8.313085	10.176442	22.41%	9
2008	11.253089	8.313085	-26.13%	10
2007	10.505459	11.253089	7.12%	0
2006*	10.000000	10.505459	5.05%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2014	13.527796	13.960539	3.20%	0
2013	11.832049	13.527796	14.33%	0
2012	10.602215	11.832049	11.60%	0
2011	10.874747	10.602215	-2.51%	0
2010	9.630658	10.874747	12.92%	0
2009	7.584783	9.630658	26.97%	0
2008	11.432335	7.584783	-33.65%	0
2007	10.525423	11.432335	8.62%	0
2006*	10.000000	10.525423	5.25%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2014	13.691236	14.155823	3.39%	0
2013	11.428736	13.691236	19.80%	0
2012	10.037368	11.428736	13.86%	0
2011	10.461668	10.037368	-4.06%	0
2010	9.146676	10.461668	14.38%	0
2009	7.059531	9.146676	29.56%	0
2008	11.562493	7.059531	-38.94%	0
2007	10.545563	11.562493	9.64%	0
2006*	10.000000	10.545563	5.46%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2014	29.221657	32.217227	10.25%	0
2013	22.598113	29.221657	29.31%	0
2012	19.705994	22.598113	14.68%	0
2011	20.526510	19.705994	-4.00%	0
2010	17.776459	20.526510	15.47%	0
2009	13.289253	17.776459	33.77%	806
2008	23.487077	13.289253	-43.42%	975
2007	20.272919	23.487077	15.85%	726
2006	18.424638	20.272919	10.03%	598
2005	15.991270	18.424638	15.22%	488

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	12.218532	10.509370	-13.99%	0
2013	9.981813	12.218532	22.41%	0
2012	9.666237	9.981813	3.26%	0
2011	10.340902	9.666237	-6.52%	0
2010	8.801514	10.340902	17.49%	0
2009	6.048851	8.801514	45.51%	0
2008	13.455244	6.048851	-55.04%	0
2007	9.370407	13.455244	43.59%	0
2006*	10.000000	9.370407	-6.30%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2014	20.984606	22.479889	7.13%	0
2013	16.625347	20.984606	26.22%	0
2012	14.388826	16.625347	15.54%	0
2011	14.468450	14.388826	-0.55%	0
2010	12.750014	14.468450	13.48%	0
2009	9.944576	12.750014	28.21%	0
2008	17.603654	9.944576	-43.51%	0
2007	17.605402	17.603654	-0.01%	1
2006	14.868984	17.605402	18.40%	1
2005	14.258511	14.868984	4.28%	1
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2014	15.302646	16.914582	10.53%	0
2013	11.264379	15.302646	35.85%	0
2012	9.563360	11.264379	17.79%	0
2011	9.491901	9.563360	0.75%	0
2010	7.785067	9.491901	21.92%	0
2009	5.418346	7.785067	43.68%	0
2008	12.228638	5.418346	-55.69%	0
2007	10.080384	12.228638	21.31%	0
2006	9.708462	10.080384	3.83%	0
2005	9.044412	9.708462	7.34%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2014	18.830804	20.644511	9.63%	0
2013	14.021696	18.830804	34.30%	0
2012	12.415372	14.021696	12.94%	0
2011	12.573533	12.415372	-1.26%	0
2010	10.279106	12.573533	22.32%	0
2009	8.135167	10.279106	26.35%	0
2008	15.636843	8.135167	-47.97%	0
2007	12.500955	15.636843	25.09%	1
2006	11.878333	12.500955	5.24%	1
2005	11.399783	11.878333	4.20%	1

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2014	16.291271	16.235810	-0.34%	0
2013	15.605919	16.291271	4.39%	0
2012	13.860429	15.605919	12.59%	0
2011	13.525764	13.860429	2.47%	0
2010	12.055544	13.525764	12.20%	0
2009	8.504019	12.055544	41.76%	0
2008	11.509516	8.504019	-26.11%	0
2007	11.371725	11.509516	1.21%	0
2006	10.373232	11.371725	9.63%	0
2005	10.261209	10.373232	1.09%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2014	13.627965	14.210353	4.27%	0
2013	14.087669	13.627965	-3.26%	0
2012	13.508871	14.087669	4.28%	0
2011	12.778972	13.508871	5.71%	0
2010	12.036092	12.778972	6.17%	2
2009	10.552916	12.036092	14.05%	2
2008	11.073183	10.552916	-4.70%	2
2007	10.777370	11.073183	2.74%	2
2006	10.479364	10.777370	2.84%	0
2005	10.411178	10.479364	0.65%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2014	15.659873	16.397370	4.71%	0
2013	11.672670	15.659873	34.16%	1,006
2012	10.316987	11.672670	13.14%	1,006
2011	11.719144	10.316987	-11.96%	1,006
2010	9.234738	11.719144	26.90%	1,006
2009	6.689160	9.234738	38.06%	1,006
2008	11.215287	6.689160	-40.36%	176
2007	9.849935	11.215287	13.86%	82
2006*	10.000000	9.849935	-1.50%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2014	19.852777	17.977318	-9.45%	0
2013	15.443347	19.852777	28.55%	0
2012	12.993968	15.443347	18.85%	0
2011	15.921110	12.993968	-18.39%	0
2010	14.290321	15.921110	11.41%	0
2009	11.462720	14.290321	24.67%	0
2008	20.710438	11.462720	-44.65%	0
2007	17.922234	20.710438	15.56%	0
2006	15.410290	17.922234	16.30%	0
2005	13.136258	15.410290	17.31%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2014	21.174591	22.275383	5.20%	0
2013	16.462938	21.174591	28.62%	0
2012	13.136939	16.462938	25.32%	0
2011	14.616436	13.136939	-10.12%	0
2010	11.722632	14.616436	24.69%	0
2009	7.553572	11.722632	55.19%	0
2008	15.691143	7.553572	-51.86%	0
2007	15.071219	15.691143	4.11%	0
2006	13.154007	15.071219	14.58%	0
2005	13.007940	13.154007	1.12%	647
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	12.402760	12.577409	1.41%	0
2013	10.162991	12.402760	22.04%	0
2012	8.937286	10.162991	13.71%	0
2011	9.205881	8.937286	-2.92%	0
2010	8.468198	9.205881	8.71%	0
2009	6.593718	8.468198	28.43%	0
2008*	10.000000	6.593718	-34.06%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	14.752286	15.217169	3.15%	0
2013	13.131082	14.752286	12.35%	1,310
2012	11.822160	13.131082	11.07%	1,310
2011	11.710454	11.822160	0.95%	1,310
2010	10.540823	11.710454	11.10%	1,310
2009	7.884068	10.540823	33.70%	1,310
2008	11.367190	7.884068	-30.64%	0
2007	11.112000	11.367190	2.30%	0
2006*	10.000000	11.112000	11.12%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	15.457027	15.327632	-0.84%	0
2013	11.506600	15.457027	34.33%	0
2012	9.857727	11.506600	16.73%	0
2011	10.388032	9.857727	-5.10%	0
2010	8.216525	10.388032	26.43%	5
2009	6.452025	8.216525	27.35%	9
2008	9.769322	6.452025	-33.96%	0
2007	10.150386	9.769322	-3.75%	0
2006*	10.000000	10.150386	1.50%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.340420	-6.60%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2014	19.276370	16.937242	-12.13%	0
2013	15.859005	19.276370	21.55%	0
2012	13.562553	15.859005	16.93%	0
2011	15.359041	13.562553	-11.70%	0
2010	14.333510	15.359041	7.15%	0
2009	10.584566	14.333510	35.42%	0
2008	17.962143	10.584566	-41.07%	0
2007	15.734309	17.962143	14.16%	0
2006	13.112067	15.734309	20.00%	0
2005	12.036709	13.112067	8.93%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014*	10.000000	8.652545	-13.47%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.990710	-0.09%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.439596	11.724461	2.49%	0
2013	10.216034	11.439596	11.98%	0
2012*	10.000000	10.216034	2.16%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.901832	10.218121	3.19%	0
2013*	10.000000	9.901832	-0.98%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2014	11.438238	11.842480	3.53%	0
2013	9.725110	11.438238	17.62%	0
2012	8.461420	9.725110	14.93%	0
2011	10.192366	8.461420	-16.98%	0
2010	8.935117	10.192366	14.07%	0
2009	7.568709	8.935117	18.05%	0
2008	12.458716	7.568709	-39.25%	0
2007	11.605428	12.458716	7.35%	0
2006*	10.000000	11.605428	16.05%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2014	12.992266	14.482081	11.47%	0
2013	10.095498	12.992266	28.69%	0
2012	8.842779	10.095498	14.17%	0
2011	9.373638	8.842779	-5.66%	0
2010	7.655864	9.373638	22.44%	0
2009	5.393468	7.655864	41.95%	0
2008	9.111723	5.393468	-40.81%	0
2007	10.317965	9.111723	-11.69%	0
2006*	10.000000	10.317965	3.18%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2014	13.940192	14.667392	5.22%	0
2013	12.366009	13.940192	12.73%	0
2012	11.071000	12.366009	11.70%	0
2011	11.154921	11.071000	-0.75%	0
2010	10.232481	11.154921	9.01%	0
2009	8.260648	10.232481	23.87%	0
2008	11.508243	8.260648	-28.22%	0
2007	11.007891	11.508243	4.55%	0
2006*	10.000000	11.007891	10.08%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2014	14.912927	15.823306	6.10%	0
2013	11.353735	14.912927	31.35%	0
2012	9.969668	11.353735	13.88%	0
2011	10.570367	9.969668	-5.68%	0
2010	9.192945	10.570367	14.98%	0
2009	7.009642	9.192945	31.15%	0
2008	11.546077	7.009642	-39.29%	0
2007	11.390217	11.546077	1.37%	0
2006*	10.000000	11.390217	13.90%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2014	16.835984	17.017561	1.08%	0
2013	15.901139	16.835984	5.88%	0
2012	14.040044	15.901139	13.26%	0
2011	14.244193	14.040044	-1.43%	0
2010	12.515093	14.244193	13.82%	0
2009	7.347394	12.515093	70.33%	0
2008	10.642331	7.347394	-30.96%	0
2007	10.574761	10.642331	0.64%	0
2006*	10.000000	10.574761	5.75%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2014	19.639279	19.096817	-2.76%	0
2013	14.560602	19.639279	34.88%	0
2012	12.357190	14.560602	17.83%	0
2011	13.137732	12.357190	-5.94%	0
2010	10.931761	13.137732	20.18%	0
2009	7.110104	10.931761	53.75%	0
2008	11.741872	7.110104	-39.45%	0
2007	10.802089	11.741872	8.70%	0
2006*	10.000000	10.802089	8.02%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2014	17.377612	17.290773	-0.50%	0
2013	13.219166	17.377612	31.46%	0
2012	11.447585	13.219166	15.48%	0
2011	12.550421	11.447585	-8.79%	0
2010	10.805303	12.550421	16.15%	0
2009	7.614088	10.805303	41.91%	0
2008	10.795096	7.614088	-29.47%	0
2007	10.749310	10.795096	0.43%	0
2006*	10.000000	10.749310	7.49%	0
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series) - Q/NQ
2014	14.202698	15.236381	7.28%	0
2013	10.191392	14.202698	39.36%	0
2012	9.265776	10.191392	9.99%	0
2011	9.584853	9.265776	-3.33%	0
2010	7.471964	9.584853	28.28%	0
2009	5.605260	7.471964	33.30%	0
2008	10.772082	5.605260	-47.96%	0
2007	10.346061	10.772082	4.12%	0
2006*	10.000000	10.346061	3.46%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus Large Growth Series) - Q/NQ
2014	12.225981	13.891639	13.62%	0
2013	9.666449	12.225981	26.48%	0
2012	8.855221	9.666449	9.16%	0
2011	9.386340	8.855221	-5.66%	0
2010	8.160914	9.386340	15.02%	0
2009	6.210003	8.160914	31.42%	0
2008	10.008542	6.210003	-37.95%	0
2007	10.820268	10.008542	-7.50%	0
2006*	10.000000	10.820268	8.20%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	13.286584	14.170716	6.65%	0
2013	9.639190	13.286584	37.84%	0
2012*	10.000000	9.639190	-3.61%	0
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
2014	18.327299	21.625114	17.99%	0
2013	13.225522	18.327299	38.58%	0
2012	11.095018	13.225522	19.20%	0
2011	10.824680	11.095018	2.50%	0
2010	10.426437	10.824680	3.82%	0
2009	8.282354	10.426437	25.89%	0
2008	11.768074	8.282354	-29.62%	0
2007	10.671018	11.768074	10.28%	0
2006*	10.000000	10.671018	6.71%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
2014	11.479773	12.973984	13.02%	0
2013	11.335219	11.479773	1.28%	0
2012	8.973224	11.335219	26.32%	0
2011	9.733961	8.973224	-7.82%	0
2010	8.400806	9.733961	15.87%	0
2009	6.477839	8.400806	29.69%	0
2008	11.869320	6.477839	-45.42%	0
2007	12.744751	11.869320	-6.87%	0
2006*	10.000000	12.744751	27.45%	0
Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
2014	22.704745	22.461047	-1.07%	0
2013	19.348276	22.704745	17.35%	0
2012	16.985377	19.348276	13.91%	0
2011	18.471341	16.985377	-8.04%	0
2010	16.598334	18.471341	11.28%	0
2009	12.447264	16.598334	33.35%	0
2008	21.174672	12.447264	-41.22%	0
2007	18.721215	21.174672	13.11%	0
2006	14.805963	18.721215	26.44%	0
2005	12.732798	14.805963	16.28%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.605778	12.947557	2.71%	0
2013	9.951975	12.605778	26.67%	0
2012*	10.000000	9.951975	-0.48%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	13.110494	13.921263	6.18%	0
2013	9.733711	13.110494	34.69%	0
2012*	10.000000	9.733711	-2.66%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	30.471856	28.463271	-6.59%	0
2013	24.697448	30.471856	23.38%	0
2012	21.018406	24.697448	17.50%	0
2011	22.971594	21.018406	-8.50%	0
2010	21.437776	22.971594	7.15%	0
2009	17.387222	21.437776	23.30%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	25.142776	25.262976	0.48%	0
2013	23.076815	25.142776	8.95%	0
2012	19.727767	23.076815	16.98%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	22.340925	23.761658	6.36%	0
2013	17.437595	22.340925	28.12%	0
2012	15.573917	17.437595	11.97%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	13.827926	14.788861	6.95%	0
2013	10.714814	13.827926	29.05%	0
2012	8.773952	10.714814	22.12%	0
2011	9.562054	8.773952	-8.24%	0
2010	9.107636	9.562054	4.99%	0
2009	6.326003	9.107636	43.97%	0
2008	11.520915	6.326003	-45.09%	0
2007	8.552224	11.520915	34.71%	1
2006	7.948696	8.552224	7.59%	1
2005	7.161930	7.948696	10.99%	1
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	6.957572	7.501427	7.82%	0
2013	5.211821	6.957572	33.50%	0
2012	4.436450	5.211821	17.48%	0
2011	4.925784	4.436450	-9.93%	0
2010	4.015918	4.925784	22.66%	0
2009	2.595933	4.015918	54.70%	0
2008	4.699186	2.595933	-44.76%	0
2007	3.916461	4.699186	19.99%	0
2006	3.683574	3.916461	6.32%	0
2005	3.348910	3.683574	9.99%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	14.304090	12.397025	-13.33%	0
2013	12.694230	14.304090	12.68%	0
2012	11.375515	12.694230	11.59%	0
2011	17.050778	11.375515	-33.28%	0
2010	13.832197	17.050778	23.27%	0
2009	7.834034	13.832197	76.57%	0
2008	16.632567	7.834034	-52.90%	0
2007	13.177706	16.632567	26.22%	0
2006	9.114282	13.177706	44.58%	0
2005	7.005646	9.114282	30.10%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2014	22.270453	25.276026	13.50%	0
2013	17.072054	22.270453	30.45%	0
2012	14.384008	17.072054	18.69%	0
2011	14.279258	14.384008	0.73%	0
2010	11.730542	14.279258	21.73%	0
2009	9.390184	11.730542	24.92%	0
2008	14.258726	9.390184	-34.14%	0
2007	14.115945	14.258726	1.01%	0
2006	12.252465	14.115945	15.21%	0
2005	11.377764	12.252465	7.69%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014*	10.000000	9.446852	-5.53%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	14.232107	12.981137	-8.79%	0
2013	10.221111	14.232107	39.24%	0
2012*	10.000000	10.221111	2.21%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	15.439690	16.776699	8.66%	0
2013	11.548165	15.439690	33.70%	0
2012	10.107238	11.548165	14.26%	0
2011	10.298488	10.107238	-1.86%	0
2010	9.391265	10.298488	9.66%	10
2009	7.778283	9.391265	20.74%	7
2008	11.729383	7.778283	-33.69%	164
2007	11.057180	11.729383	6.08%	77
2006*	10.000000	11.057180	10.57%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.966396	14.924020	-0.28%	0
2013	11.892421	14.966396	25.85%	0
2012	10.404132	11.892421	14.30%	0
2011	10.742489	10.404132	-3.15%	0
2010*	10.000000	10.742489	7.42%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2014	10.979986	12.052858	9.77%	0
2013	8.583182	10.979986	27.92%	0
2012	7.634801	8.583182	12.42%	0
2011	7.796820	7.634801	-2.08%	0
2010	6.631125	7.796820	17.58%	0
2009	5.038723	6.631125	31.60%	0
2008	8.337574	5.038723	-39.57%	0
2007	7.074000	8.337574	17.86%	0
2006	6.757391	7.074000	4.69%	0
2005	6.434764	6.757391	5.01%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2014	20.318544	22.662300	11.54%	0
2013	15.623287	20.318544	30.05%	0
2012	13.819345	15.623287	13.05%	0
2011	13.925107	13.819345	-0.76%	7
2010	12.446849	13.925107	11.88%	7
2009*	10.000000	12.446849	24.47%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	14.058163	14.553097	3.52%	0
2013	11.564862	14.058163	21.56%	0
2012	10.136363	11.564862	14.09%	0
2011	10.185355	10.136363	-0.48%	0
2010	9.221689	10.185355	10.45%	0
2009	7.578222	9.221689	21.69%	0
2008	10.944829	7.578222	-30.76%	0
2007	10.458763	10.944829	4.65%	0
2006*	10.000000	10.458763	4.59%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	11.283092	11.678990	3.51%	0
2013	11.745615	11.283092	-3.94%	0
2012	11.349117	11.745615	3.49%	0
2011	10.886683	11.349117	4.25%	0
2010	10.417221	10.886683	4.51%	0
2009	9.420556	10.417221	10.58%	0
2008	10.600857	9.420556	-11.13%	0
2007	10.440837	10.600857	1.53%	0
2006*	10.000000	10.440837	4.41%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	15.329730	15.392570	0.41%	0
2013	12.085782	15.329730	26.84%	0
2012	10.040218	12.085782	20.37%	0
2011	11.227749	10.040218	-10.58%	0
2010	10.230924	11.227749	9.74%	0
2009	7.327629	10.230924	39.62%	0
2008	12.111276	7.327629	-39.50%	0
2007	10.741225	12.111276	12.76%	0
2006*	10.000000	10.741225	7.41%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	13.814202	14.719560	6.55%	0
2013	10.809513	13.814202	27.80%	0
2012	9.338308	10.809513	15.75%	0
2011	9.936478	9.338308	-6.02%	0
2010	8.526248	9.936478	16.54%	3
2009	6.230855	8.526248	36.84%	3
2008	11.327974	6.230855	-45.00%	3
2007	10.267965	11.327974	10.32%	3
2006*	10.000000	10.267965	2.68%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	12.308889	13.377837	8.68%	0
2013	9.388388	12.308889	31.11%	0
2012	8.134094	9.388388	15.42%	0
2011	8.437999	8.134094	-3.60%	0
2010	7.711392	8.437999	9.42%	0
2009	5.984290	7.711392	28.86%	0
2008	9.799507	5.984290	-38.93%	0
2007*	10.000000	9.799507	-2.00%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	20.279585	20.505634	1.11%	0
2013	19.209010	20.279585	5.57%	0
2012	17.006776	19.209010	12.95%	0
2011	16.613435	17.006776	2.37%	0
2010	14.890479	16.613435	11.57%	0
2009	10.343788	14.890479	43.96%	0
2008	14.568352	10.343788	-29.00%	0
2007	14.327225	14.568352	1.68%	0
2006	13.137103	14.327225	9.06%	0
2005	13.013356	13.137103	0.95%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2014	17.917375	19.286240	7.64%	0
2013	13.396973	17.917375	33.74%	0
2012	11.469793	13.396973	16.80%	0
2011	11.909239	11.469793	-3.69%	0
2010	10.432735	11.909239	14.15%	4
2009	8.231001	10.432735	26.75%	4
2008	13.249079	8.231001	-37.87%	4
2007	13.742893	13.249079	-3.59%	9
2006	12.024844	13.742893	14.29%	1
2005	11.698262	12.024844	2.79%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2014	12.575615	13.217866	5.11%	0
2013	8.868107	12.575615	41.81%	0
2012	7.691254	8.868107	15.30%	0
2011	8.825688	7.691254	-12.85%	0
2010	7.742536	8.825688	13.99%	0
2009	5.133661	7.742536	50.82%	0
2008*	10.000000	5.133661	-48.66%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2014	13.889330	15.146916	9.05%	0
2013	10.151205	13.889330	36.82%	0
2012	9.233874	10.151205	9.93%	0
2011	9.672275	9.233874	-4.53%	0
2010	7.937739	9.672275	21.85%	8
2009	6.120401	7.937739	29.69%	11
2008*	10.000000	6.120401	-38.80%	11

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	12.380335	12.755942	3.03%	0
2013	9.697646	12.380335	27.66%	0
2012	8.467819	9.697646	14.52%	0
2011	9.172909	8.467819	-7.69%	0
2010	8.092734	9.172909	13.35%	0
2009	6.352856	8.092734	27.39%	0
2008*	10.000000	6.352856	-36.47%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.257368	12.605143	2.84%	0
2013	10.842213	12.257368	13.05%	0
2012	9.901343	10.842213	9.50%	0
2011	10.178550	9.901343	-2.72%	0
2010	9.350064	10.178550	8.86%	0
2009	7.914141	9.350064	18.14%	0
2008*	10.000000	7.914141	-20.86%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.443839	12.845981	3.23%	0
2013	10.409028	12.443839	19.55%	0
2012	9.289782	10.409028	12.05%	0
2011	9.757848	9.289782	-4.80%	0
2010	8.805424	9.757848	10.82%	0
2009	7.192456	8.805424	22.43%	0
2008*	10.000000	7.192456	-28.08%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.663208	11.883626	1.89%	2,682
2013	11.272747	11.663208	3.46%	2,944
2012	10.635656	11.272747	5.99%	3,219
2011	10.636271	10.635656	-0.01%	3,219
2010	10.100382	10.636271	5.31%	0
2009	9.063670	10.100382	11.44%	0
2008*	10.000000	9.063670	-9.36%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.818515	10.908143	0.83%	0
2013*	10.000000	10.818515	8.19%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.956949	10.913038	-0.40%	0
2013*	10.000000	10.956949	9.57%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.354957	12.738720	3.11%	0
2013	10.636554	12.354957	16.16%	0
2012	9.600365	10.636554	10.79%	0
2011	9.968937	9.600365	-3.70%	0
2010	9.078170	9.968937	9.81%	0
2009	7.550034	9.078170	20.24%	0
2008*	10.000000	7.550034	-24.50%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	12.392557	12.776465	3.10%	0
2013	10.113294	12.392557	22.54%	0
2012	8.951550	10.113294	12.98%	0
2011	9.523283	8.951550	-6.00%	0
2010	8.523825	9.523283	11.73%	0
2009	6.829631	8.523825	24.81%	0
2008*	10.000000	6.829631	-31.70%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	12.107456	12.425283	2.63%	0
2013	11.038758	12.107456	9.68%	5,232
2012	10.174002	11.038758	8.50%	5,232
2011	10.346130	10.174002	-1.66%	5,232
2010	9.623621	10.346130	7.51%	5,232
2009	8.293877	9.623621	16.03%	5,232
2008*	10.000000	8.293877	-17.06%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2014	12.047147	12.478981	3.58%	0
2013	12.456312	12.047147	-3.28%	0
2012	11.724510	12.456312	6.24%	0
2011	11.154881	11.724510	5.11%	0
2010	10.567560	11.154881	5.56%	0
2009	9.852148	10.567560	7.26%	0
2008*	10.000000	9.852148	-1.48%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.839722	13.277968	3.41%	0
2013	13.294413	12.839722	-3.42%	0
2012	12.587652	13.294413	5.61%	0
2011	12.037904	12.587652	4.57%	0
2010	11.292531	12.037904	6.60%	0
2009	9.836146	11.292531	14.81%	0
2008*	10.000000	9.836146	-1.64%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014	22.482440	20.946977	-6.83%	0
2013	22.632906	22.482440	-0.66%	0
2012	19.583210	22.632906	15.57%	0
2011	25.585692	19.583210	-23.46%	0
2010	22.335735	25.585692	14.55%	0
2009	13.870698	22.335735	61.03%	0
2008	33.307042	13.870698	-58.36%	0
2007	23.205358	33.307042	43.53%	0
2006	17.213353	23.205358	34.81%	0
2005	13.161389	17.213353	30.79%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	15.433695	15.912923	3.11%	0
2013	16.314484	15.433695	-5.40%	0
2012	16.055896	16.314484	1.61%	0
2011	15.181780	16.055896	5.76%	6
2010	14.694661	15.181780	3.31%	6
2009	14.513118	14.694661	1.25%	6
2008	13.664343	14.513118	6.21%	5
2007	12.933561	13.664343	5.65%	0
2006	12.692608	12.933561	1.90%	0
2005	12.465513	12.692608	1.82%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2014	13.805555	13.551230	-1.84%	0
2013	11.882533	13.805555	16.18%	0
2012	10.424572	11.882533	13.99%	0
2011	11.716421	10.424572	-11.03%	0
2010	10.488624	11.716421	11.71%	0
2009	8.200240	10.488624	27.91%	0
2008	15.417748	8.200240	-46.81%	0
2007	12.299092	15.417748	25.36%	0
2006	9.380789	12.299092	31.11%	0
2005	7.306337	9.380789	28.39%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	10.547416	9.756230	-7.50%	0
2013	8.839774	10.547416	19.32%	0
2012	7.584319	8.839774	16.55%	0
2011	8.825898	7.584319	-14.07%	0
2010	8.334511	8.825898	5.90%	0
2009	6.572504	8.334511	26.81%	0
2008	11.713296	6.572504	-43.89%	0
2007	10.860812	11.713296	7.85%	0
2006*	10.000000	10.860812	8.61%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	18.464529	19.113658	3.52%	0
2013	14.716704	18.464529	25.47%	0
2012	12.878109	14.716704	14.28%	75
2011	13.595059	12.878109	-5.27%	76
2010	12.028363	13.595059	13.03%	0
2009	9.590102	12.028363	25.42%	0
2008	15.400568	9.590102	-37.73%	0
2007	14.742058	15.400568	4.47%	0
2006	12.792856	14.742058	15.24%	0
2005	12.020568	12.792856	6.42%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.980860	15.448431	3.12%	0
2013	13.395360	14.980860	11.84%	0
2012	12.420224	13.395360	7.85%	0
2011	12.485749	12.420224	-0.52%	0
2010	11.531239	12.485749	8.28%	0
2009*	10.000000	11.531239	15.31%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	17.011103	17.647147	3.74%	0
2013	14.437980	17.011103	17.82%	0
2012	13.045391	14.437980	10.67%	0
2011	13.355194	13.045391	-2.32%	0
2010	12.090220	13.355194	10.46%	0
2009*	10.000000	12.090220	20.90%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	13.658383	13.991080	2.44%	91
2013	13.213856	13.658383	3.36%	85
2012	12.742431	13.213856	3.70%	82
2011	12.554982	12.742431	1.49%	89
2010	12.024651	12.554982	4.41%	86
2009	11.179749	12.024651	7.56%	75
2008	12.065159	11.179749	-7.34%	88
2007	11.612509	12.065159	3.90%	84
2006	11.093142	11.612509	4.68%	81
2005	10.890089	11.093142	1.86%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.653372	10.762189	1.02%	0
2013*	10.000000	10.653372	6.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.741803	10.775041	0.31%	0
2013*	10.000000	10.741803	7.42%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	16.507013	17.119195	3.71%	178
2013	14.354555	16.507013	14.99%	179
2012	13.138332	14.354555	9.26%	179
2011	13.329878	13.138332	-1.44%	194
2010	12.188811	13.329878	9.36%	195
2009	10.376310	12.188811	17.47%	213
2008	13.702051	10.376310	-24.27%	206
2007	13.153254	13.702051	4.17%	199
2006	11.979453	13.153254	9.80%	193
2005	11.532734	11.979453	3.87%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	17.804702	18.425665	3.49%	2,880
2013	14.755526	17.804702	20.66%	2,880
2012	13.155324	14.755526	12.16%	3,999
2011	13.631623	13.155324	-3.49%	5,426
2010	12.252537	13.631623	11.26%	5,426
2009	9.989754	12.252537	22.65%	5,443
2008	14.767442	9.989754	-32.35%	5,444
2007	14.110426	14.767442	4.66%	5,437
2006	12.493570	14.110426	12.94%	4,041
2005	11.833566	12.493570	5.58%	2,549
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	15.322942	15.824478	3.27%	197
2013	14.064436	15.322942	8.95%	195
2012	13.203082	14.064436	6.52%	194
2011	13.119542	13.203082	0.64%	201
2010	12.261505	13.119542	7.00%	200
2009	10.854964	12.261505	12.96%	196
2008	12.958668	10.854964	-16.23%	202
2007	12.416152	12.958668	4.37%	196
2006	11.613758	12.416152	6.91%	194
2005	11.272511	11.613758	3.03%	89
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2014	21.103926	22.639583	7.28%	24
2013	15.656863	21.103926	34.79%	27
2012	13.379633	15.656863	17.02%	28
2011	13.879239	13.379633	-3.60%	29
2010	12.937705	13.879239	7.28%	1,172
2009*	10.000000	12.937705	29.38%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.940095	-0.60%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.136201	1.36%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	39.801118	42.940824	7.89%	0
2013	30.339423	39.801118	31.19%	0
2012	26.194264	30.339423	15.82%	0
2011	27.258994	26.194264	-3.91%	0
2010	21.905984	27.258994	24.44%	141
2009	16.245788	21.905984	34.84%	141
2008	25.932810	16.245788	-37.35%	141
2007	24.454381	25.932810	6.05%	0
2006	22.568763	24.454381	8.35%	0
2005	20.417909	22.568763	10.53%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	11.086075	10.930871	-1.40%	0
2013	11.243481	11.086075	-1.40%	777
2012	11.403562	11.243481	-1.40%	777
2011	11.565023	11.403562	-1.40%	777
2010	11.729216	11.565023	-1.40%	1,053
2009	11.890766	11.729216	-1.36%	1,053
2008	11.816919	11.890766	0.62%	8,047
2007	11.437465	11.816919	3.32%	0
2006	11.096705	11.437465	3.07%	0
2005	10.961374	11.096705	1.23%	1,451
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	17.718275	18.148708	2.43%	27
2013	18.174214	17.718275	-2.51%	25
2012	16.421308	18.174214	10.67%	25
2011	15.778518	16.421308	4.07%	26
2010	14.470434	15.778518	9.04%	26
2009	11.799208	14.470434	22.64%	25
2008	14.468591	11.799208	-18.45%	28
2007	14.026433	14.468591	3.15%	28
2006	13.568574	14.026433	3.37%	28
2005	13.467108	13.568574	0.75%	30
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2014	18.511590	18.068403	-2.39%	0
2013	15.469631	18.511590	19.66%	0
2012	13.535290	15.469631	14.29%	0
2011	15.138326	13.535290	-10.59%	0
2010	13.451439	15.138326	12.54%	0
2009*	10.000000	13.451439	34.51%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2014*	10.000000	9.020295	-9.80%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2014	13.407747	14.599663	8.89%	0
2013	10.091991	13.407747	32.86%	559
2012	8.796906	10.091991	14.72%	559
2011	9.188587	8.796906	-4.26%	559
2010	8.067649	9.188587	13.89%	564
2009	6.304802	8.067649	27.96%	8
2008*	10.000000	6.304802	-36.95%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2014	15.003932	16.349912	8.97%	0
2013	11.235257	15.003932	33.54%	0
2012	9.672458	11.235257	16.16%	0
2011	10.416860	9.672458	-7.15%	0
2010*	10.000000	10.416860	4.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.553952	13.646136	8.70%	0
2013	9.429299	12.553952	33.14%	0
2012	8.132803	9.429299	15.94%	0
2011	8.783164	8.132803	-7.40%	0
2010	7.900785	8.783164	11.17%	0
2009	6.289031	7.900785	25.63%	0
2008*	10.000000	6.289031	-37.11%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2014	14.290362	14.658829	2.58%	37
2013	10.430873	14.290362	37.00%	40
2012	9.207097	10.430873	13.29%	40
2011	9.749946	9.207097	-5.57%	40
2010	7.797173	9.749946	25.04%	1,211
2009	6.220733	7.797173	25.34%	1,214
2008*	10.000000	6.220733	-37.79%	3
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	15.014820	17.324375	15.38%	0
2013	11.223612	15.014820	33.78%	0
2012	9.784057	11.223612	14.71%	0
2011	10.158513	9.784057	-3.69%	0
2010	8.611937	10.158513	17.96%	6
2009	6.694455	8.611937	28.64%	7
2008*	10.000000	6.694455	-33.06%	9

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014	21.593612	21.889905	1.37%	0
2013	15.177795	21.593612	42.27%	0
2012	13.570259	15.177795	11.85%	0
2011	13.852352	13.570259	-2.04%	0
2010	11.198962	13.852352	23.69%	0
2009	8.910934	11.198962	25.68%	0
2008	16.867623	8.910934	-47.17%	0
2007	15.588507	16.867623	8.21%	0
2006	15.318030	15.588507	1.77%	0
2005	14.372068	15.318030	6.58%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014	50.197125	52.969902	5.52%	0
2013	36.260190	50.197125	38.44%	0
2012	30.533520	36.260190	18.76%	0
2011	32.620202	30.533520	-6.40%	0
2010	26.130932	32.620202	24.83%	0
2009	20.997459	26.130932	24.45%	0
2008	31.388067	20.997459	-33.10%	0
2007	34.193682	31.388067	-8.21%	352
2006	29.564986	34.193682	15.66%	251
2005	29.089641	29.564986	1.63%	135
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014	41.029765	40.785081	-0.60%	0
2013	29.531592	41.029765	38.94%	0
2012	25.931771	29.531592	13.88%	0
2011	27.847272	25.931771	-6.88%	0
2010	22.536251	27.847272	23.57%	586
2009	16.967998	22.536251	32.82%	586
2008	27.841912	16.967998	-39.06%	846
2007	27.649899	27.841912	0.69%	609
2006	25.028404	27.649899	10.47%	417
2005	22.599126	25.028404	10.75%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2014	17.212463	19.033161	10.58%	0
2013	13.315422	17.212463	29.27%	0
2012	11.824177	13.315422	12.61%	0
2011	11.928634	11.824177	-0.88%	0
2010	10.663668	11.928634	11.86%	8
2009	8.576821	10.663668	24.33%	8
2008	14.883829	8.576821	-42.37%	141
2007	13.954626	14.883829	6.66%	73
2006	12.454858	13.954626	12.04%	3
2005	11.756316	12.454858	5.94%	1

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2014	11.282015	14.337324	27.08%	0
2013	11.104067	11.282015	1.60%	0
2012	9.726579	11.104067	14.16%	0
2011	9.262269	9.726579	5.01%	0
2010	7.215778	9.262269	28.36%	0
2009	5.593521	7.215778	29.00%	0
2008*	10.000000	5.593521	-44.06%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.690929	13.034700	11.49%	0
2013*	10.000000	11.690929	16.91%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.571704	10.475188	-0.91%	0
2013	10.710524	10.571704	-1.30%	0
2012	10.493248	10.710524	2.07%	0
2011	10.505471	10.493248	-0.12%	0
2010	10.402907	10.505471	0.99%	0
2009	9.850295	10.402907	5.61%	0
2008*	10.000000	9.850295	-1.50%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.561167	12.949016	3.09%	0
2013*	10.000000	12.561167	25.61%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	16.320458	14.780942	-9.43%	0
2013	13.782602	16.320458	18.41%	0
2012	11.691392	13.782602	17.89%	0
2011	13.539657	11.691392	-13.65%	0
2010	12.912369	13.539657	4.86%	10
2009*	10.000000	12.912369	29.12%	10
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	10.574797	10.490360	-0.80%	0
2013	10.659198	10.574797	-0.79%	0
2012	10.334992	10.659198	3.14%	0
2011	10.451154	10.334992	-1.11%	0
2010	10.067484	10.451154	3.81%	0
2009	9.009695	10.067484	11.74%	0
2008	10.555062	9.009695	-14.64%	0
2007	10.218181	10.555062	3.30%	0
2006	9.944989	10.218181	2.75%	0
2005	9.942308	9.944989	0.03%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	12.359183	12.609088	2.02%	0
2013	8.595051	12.359183	43.79%	0
2012	8.010729	8.595051	7.29%	0
2011	8.211320	8.010729	-2.44%	0
2010	6.962419	8.211320	17.94%	0
2009	5.752371	6.962419	21.04%	0
2008	9.639072	5.752371	-40.32%	0
2007	9.726615	9.639072	-0.90%	0
2006*	10.000000	9.726615	-2.73%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	18.796293	20.457226	8.84%	0
2013	13.853638	18.796293	35.68%	0
2012	12.660703	13.853638	9.42%	0
2011	13.248211	12.660703	-4.43%	0
2010	10.936610	13.248211	21.14%	0
2009	8.439623	10.936610	29.59%	0
2008	14.134860	8.439623	-40.29%	0
2007	13.322362	14.134860	6.10%	10
2006	11.882732	13.322362	12.12%	2
2005	11.277640	11.882732	5.37%	0
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2014	22.133437	25.186304	13.79%	0
2013	17.302030	22.133437	27.92%	0
2012	15.377176	17.302030	12.52%	0
2011	15.776364	15.377176	-2.53%	0
2010	14.623163	15.776364	7.89%	0
2009	10.262211	14.623163	42.50%	0
2008	19.104160	10.262211	-46.28%	0
2007	16.975039	19.104160	12.54%	0
2006	15.947833	16.975039	6.44%	0
2005	15.388983	15.947833	3.63%	0
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2014	21.999635	22.946306	4.30%	0
2013	16.407668	21.999635	34.08%	0
2012	14.290760	16.407668	14.81%	0
2011	14.336167	14.290760	-0.32%	0
2010	11.406673	14.336167	25.68%	0
2009	8.723969	11.406673	30.75%	0
2008	17.372133	8.723969	-49.78%	0
2007	16.570821	17.372133	4.84%	1
2006	16.323041	16.570821	1.52%	1
2005	14.737397	16.323041	10.76%	1

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2014	18.140382	18.296407	0.86%	28
2013	14.451565	18.140382	25.53%	0
2012	12.086923	14.451565	19.56%	0
2011	13.366337	12.086923	-9.57%	0
2010	11.689703	13.366337	14.34%	0
2009	8.482166	11.689703	37.82%	0
2008	14.383197	8.482166	-41.03%	0
2007	13.721463	14.383197	4.82%	0
2006	11.823860	13.721463	16.05%	0
2005	10.490302	11.823860	12.71%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2014	9.998294	10.138168	1.40%	0
2013	10.153699	9.998294	-1.53%	0
2012*	10.000000	10.153699	1.54%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	9.027900	-9.72%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2014	20.143043	21.986841	9.15%	25
2013	15.503064	20.143043	29.93%	27
2012	13.453826	15.503064	15.23%	28
2011	13.646425	13.453826	-1.41%	29
2010	11.919993	13.646425	14.48%	37
2009	9.423709	11.919993	26.49%	40
2008	15.533481	9.423709	-39.33%	35
2007	15.087777	15.533481	2.95%	34
2006	13.302642	15.087777	13.42%	29
2005	12.730190	13.302642	4.50%	564
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2014	15.328616	16.917657	10.37%	0
2013	11.024374	15.328616	39.04%	0
2012	9.476668	11.024374	16.33%	0
2011	9.828402	9.476668	-3.58%	0
2010	8.077252	9.828402	21.68%	0
2009	5.971012	8.077252	35.27%	0
2008	9.740855	5.971012	-38.70%	202
2007	10.000925	9.740855	-2.60%	95
2006*	10.000000	10.000925	0.01%	1
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.480118	10.380393	-0.95%	0
2013	10.617321	10.480118	-1.29%	0
2012*	10.000000	10.617321	6.17%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014*	10.000000	9.694333	-3.06%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.970971	11.838901	-1.10%	0
2013	12.994281	11.970971	-7.88%	0
2012	12.523974	12.994281	3.76%	0
2011	11.715321	12.523974	6.90%	0
2010	10.863506	11.715321	7.84%	0
2009*	10.000000	10.863506	8.64%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.593767	11.516995	-0.66%	0
2013	11.785758	11.593767	-1.63%	0
2012	11.303572	11.785758	4.27%	0
2011	11.349250	11.303572	-0.40%	0
2010	10.942921	11.349250	3.71%	0
2009*	10.000000	10.942921	9.43%	0
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2014	13.312970	13.532374	1.65%	0
2013	14.872887	13.312970	-10.49%	0
2012	13.870330	14.872887	7.23%	0
2011	12.596832	13.870330	10.11%	0
2010	11.817145	12.596832	6.60%	0
2009	10.126988	11.817145	16.69%	0
2008	11.046758	10.126988	-8.33%	0
2007	10.126425	11.046758	9.09%	0
2006*	10.000000	10.126425	1.26%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2014	14.691639	15.104638	2.81%	0
2013	15.197449	14.691639	-3.33%	0
2012	14.063664	15.197449	8.06%	0
2011	13.766554	14.063664	2.16%	0
2010	12.914239	13.766554	6.60%	0
2009	11.486267	12.914239	12.43%	0
2008	11.121235	11.486267	3.28%	0
2007	10.373094	11.121235	7.21%	0
2006*	10.000000	10.373094	3.73%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.423839	10.706236	2.71%	0
2013	10.793451	10.423839	-3.42%	0
2012	9.997303	10.793451	7.96%	0
2011*	10.000000	9.997303	-0.03%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2014	13.812881	13.132112	-4.93%	0
2013	11.578948	13.812881	19.29%	0
2012	10.913765	11.578948	6.09%	0
2011	12.592305	10.913765	-13.33%	0
2010	9.826745	12.592305	28.14%	0
2009	6.306022	9.826745	55.83%	0
2008	11.274080	6.306022	-44.07%	0
2007	10.997597	11.274080	2.51%	0
2006*	10.000000	10.997597	9.98%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	21.984956	28.445811	29.39%	0
2013	14.813993	21.984956	48.41%	0
2012	11.469343	14.813993	29.16%	0
2011	10.537474	11.469343	8.84%	0
2010*	10.000000	10.537474	5.37%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2014	12.083548	12.850270	6.35%	0
2013	12.294099	12.083548	-1.71%	0
2012	11.393500	12.294099	7.90%	0
2011	10.937141	11.393500	4.17%	0
2010	10.352730	10.937141	5.64%	0
2009	9.576107	10.352730	8.11%	0
2008	10.815830	9.576107	-11.46%	0
2007	10.402929	10.815830	3.97%	0
2006*	10.000000	10.402929	4.03%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2014	41.690950	42.310672	1.49%	0
2013	46.337422	41.690950	-10.03%	0
2012	39.840934	46.337422	16.31%	0
2011	37.750186	39.840934	5.54%	0
2010	34.886363	37.750186	8.21%	0
2009	27.172779	34.886363	28.39%	0
2008	32.413104	27.172779	-16.17%	0
2007	30.859988	32.413104	5.03%	0
2006	28.244481	30.859988	9.26%	0
2005	25.518160	28.244481	10.68%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
2014	16.334703	16.453037	0.72%	0
2013	14.288137	16.334703	14.32%	0
2012	12.729172	14.288137	12.25%	0
2011	13.402613	12.729172	-5.02%	0
2010	12.861786	13.402613	4.20%	0
2009	9.842625	12.861786	30.67%	0
2008	18.027497	9.842625	-45.40%	0
2007	15.956721	18.027497	12.98%	0
2006	12.932254	15.956721	23.39%	0
2005	11.808336	12.932254	9.52%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2014	57.372034	56.334025	-1.81%	0
2013	51.942908	57.372034	10.45%	0
2012	40.584488	51.942908	27.99%	0
2011	55.425541	40.584488	-26.78%	0
2010	44.316971	55.425541	25.07%	0
2009	21.083641	44.316971	110.20%	0
2008	60.715138	21.083641	-65.27%	0
2007	44.749051	60.715138	35.68%	0
2006	32.534103	44.749051	37.55%	0
2005	24.996452	32.534103	30.15%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	48.644610	38.800263	-20.24%	0
2013	44.633626	48.644610	8.99%	0
2012	43.786283	44.633626	1.94%	0
2011	53.150799	43.786283	-17.62%	0
2010	41.710547	53.150799	27.43%	0
2009	26.852986	41.710547	55.33%	0
2008	50.552578	26.852986	-46.88%	0
2007	35.274668	50.552578	43.31%	0
2006	28.735989	35.274668	22.75%	0
2005	19.214216	28.735989	49.56%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.476472	8.331203	-20.48%	0
2013	9.633425	10.476472	8.75%	0
2012*	10.000000	9.633425	-3.67%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	24.227573	23.439797	-3.25%	0
2013	16.355805	24.227573	48.13%	0
2012	15.378152	16.355805	6.36%	0
2011	16.347518	15.378152	-5.93%	0
2010	13.078108	16.347518	25.00%	0
2009*	10.000000	13.078108	30.78%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.189798	11.491455	2.70%	0
2013	10.143927	11.189798	10.31%	0
2012*	10.000000	10.143927	1.44%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	23.502310	25.233564	7.37%	0
2013	17.326930	23.502310	35.64%	0
2012	14.841377	17.326930	16.75%	0
2011	16.480266	14.841377	-9.94%	0
2010	13.210063	16.480266	24.76%	0
2009	9.396216	13.210063	40.59%	0
2008	14.839422	9.396216	-36.68%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	13.222784	13.461043	1.80%	222
2013	14.660477	13.222784	-9.81%	202
2012	13.853507	14.660477	5.83%	162
2011	12.579318	13.853507	10.13%	144
2010	12.142758	12.579318	3.60%	110
2009	11.179458	12.142758	8.62%	90
2008	11.527071	11.179458	-3.02%	67
2007	10.683311	11.527071	7.90%	134
2006	10.670686	10.683311	0.12%	404
2005	10.660662	10.670686	0.09%	16
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2014	19.852724	22.011161	10.87%	315
2013	14.831750	19.852724	33.85%	315
2012	13.116528	14.831750	13.08%	315
2011	12.907424	13.116528	1.62%	318
2010	11.474011	12.907424	12.49%	318
2009	9.858737	11.474011	16.38%	286
2008	15.293548	9.858737	-35.54%	272
2007	15.530272	15.293548	-1.52%	268
2006	13.458402	15.530272	15.39%	237
2005	13.051431	13.458402	3.12%	186
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2014	19.435866	18.099243	-6.88%	0
2013	16.111091	19.435866	20.64%	0
2012	13.493256	16.111091	19.40%	0
2011	15.565999	13.493256	-13.32%	0
2010	13.941581	15.565999	11.65%	0
2009	10.575796	13.941581	31.83%	0
2008	19.449742	10.575796	-45.63%	0
2007	16.718585	19.449742	16.34%	0
2006	13.568283	16.718585	23.22%	0
2005	12.156115	13.568283	11.62%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2014	17.166323	19.695800	14.74%	85
2013	13.387193	17.166323	28.23%	86
2012	11.677860	13.387193	14.64%	297
2011	11.932093	11.677860	-2.13%	298
2010	10.152758	11.932093	17.53%	767
2009	7.928090	10.152758	28.06%	1,440
2008	10.634032	7.928090	-25.45%	1,442
2007	11.046020	10.634032	-3.73%	1,778
2006*	10.000000	11.046020	10.46%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2014	27.655628	30.819579	11.44%	0
2013	21.303483	27.655628	29.82%	0
2012	18.867576	21.303483	12.91%	0
2011	18.952346	18.867576	-0.45%	0
2010	16.955134	18.952346	11.78%	0
2009	14.353499	16.955134	18.13%	4,919
2008	19.891120	14.353499	-27.84%	4,833
2007	21.278799	19.891120	-6.52%	5,247
2006	18.196661	21.278799	16.94%	5,232
2005	17.578743	18.196661	3.52%	4,496
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	15.137710	15.206461	0.45%	0
2013	13.425066	15.137710	12.76%	0
2012	12.388328	13.425066	8.37%	0
2011	13.045088	12.388328	-5.03%	0
2010	12.059777	13.045088	8.17%	0
2009*	10.000000	12.059777	20.60%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.222171	12.721688	4.09%	0
2013*	10.000000	12.222171	22.22%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.878488	8.78%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	23.582274	24.430581	3.60%	1,037
2013	17.005377	23.582274	38.68%	1,038
2012	14.909191	17.005377	14.06%	3,102
2011	15.043438	14.909191	-0.89%	3,929
2010	12.131407	15.043438	24.00%	5,743
2009	9.845842	12.131407	23.21%	7,801
2008	14.461573	9.845842	-31.92%	9,058
2007	14.772279	14.461573	-2.10%	9,231
2006	13.101031	14.772279	12.76%	7,209
2005	12.396547	13.101031	5.68%	6,962

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2014	16.297102	18.221417	11.81%	0
2013	12.309273	16.297102	32.40%	0
2012	11.155011	12.309273	10.35%	0
2011	11.217703	11.155011	-0.56%	0
2010	9.913825	11.217703	13.15%	0
2009	7.520932	9.913825	31.82%	0
2008	11.638187	7.520932	-35.38%	0
2007	10.957272	11.638187	6.21%	0
2006	10.181289	10.957272	7.62%	0
2005	9.970177	10.181289	2.12%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2014	19.147966	21.403570	11.78%	12,043
2013	14.716283	19.147966	30.11%	14,356
2012	12.902704	14.716283	14.06%	23,065
2011	12.850866	12.902704	0.40%	37,006
2010	11.354934	12.850866	13.17%	64,317
2009	9.120253	11.354934	24.50%	77,325
2008	14.723077	9.120253	-38.05%	82,901
2007	14.194908	14.723077	3.72%	93,583
2006	12.470481	14.194908	13.83%	106,215
2005	12.086394	12.470481	3.18%	91,880
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2014	20.012981	21.318699	6.52%	0
2013	16.768590	20.012981	19.35%	0
2012	15.408708	16.768590	8.83%	0
2011	14.342372	15.408708	7.43%	0
2010	12.620167	14.342372	13.65%	0
2009	10.448718	12.620167	20.78%	0
2008	15.050138	10.448718	-30.57%	0
2007	14.255975	15.050138	5.57%	0
2006	12.418841	14.255975	14.79%	0
2005	12.072519	12.418841	2.87%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014*	10.000000	9.901823	-0.98%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2014	17.204381	17.598049	2.29%	47
2013	17.278688	17.204381	-0.43%	47
2012	15.979969	17.278688	8.13%	365
2011	15.854161	15.979969	0.79%	465
2010	14.826476	15.854161	6.93%	448
2009	12.491847	14.826476	18.69%	802
2008	13.672045	12.491847	-8.63%	760
2007	13.165512	13.672045	3.85%	794
2006	12.825871	13.165512	2.65%	668
2005	12.847380	12.825871	-0.17%	546

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2014	13.640428	14.027327	2.84%	0
2013	12.206349	13.640428	11.75%	0
2012	11.090415	12.206349	10.06%	0
2011	11.285309	11.090415	-1.73%	0
2010	10.157509	11.285309	11.10%	0
2009	8.301827	10.157509	22.35%	0
2008	11.243560	8.301827	-26.16%	0
2007	10.501921	11.243560	7.06%	0
2006*	10.000000	10.501921	5.02%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2014	13.475332	13.899349	3.15%	0
2013	11.792140	13.475332	14.27%	0
2012	10.571829	11.792140	11.54%	0
2011	10.849065	10.571829	-2.56%	2,942
2010	9.612773	10.849065	12.86%	0
2009	7.574533	9.612773	26.91%	0
2008	11.422675	7.574533	-33.69%	0
2007	10.521894	11.422675	8.56%	0
2006*	10.000000	10.521894	5.22%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2014	13.638056	14.093683	3.34%	0
2013	11.390127	13.638056	19.74%	0
2012	10.008543	11.390127	13.80%	0
2011	10.436903	10.008543	-4.10%	0
2010	9.129655	10.436903	14.32%	0
2009	7.049968	9.129655	29.50%	0
2008	11.552705	7.049968	-38.98%	0
2007	10.542019	11.552705	9.59%	0
2006*	10.000000	10.542019	5.42%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2014	28.996484	31.952770	10.20%	0
2013	22.435335	28.996484	29.24%	0
2012	19.574001	22.435335	14.62%	0
2011	20.399348	19.574001	-4.05%	0
2010	17.675281	20.399348	15.41%	0
2009	13.220332	17.675281	33.70%	28,683
2008	23.377160	13.220332	-43.45%	29,308
2007	20.188342	23.377160	15.80%	26,196
2006	18.357045	20.188342	9.98%	18,072
2005	15.940662	18.357045	15.16%	11,931

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	12.171054	10.463214	-14.03%	0
2013	9.948062	12.171054	22.35%	0
2012	9.638456	9.948062	3.21%	0
2011	10.316401	9.638456	-6.57%	0
2010	8.785117	10.316401	17.43%	0
2009	6.040655	8.785117	45.43%	0
2008	13.443845	6.040655	-55.07%	0
2007	9.367249	13.443845	43.52%	4,415
2006*	10.000000	9.367249	-6.33%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2014	20.822881	22.295332	7.07%	490
2013	16.505584	20.822881	26.16%	497
2012	14.292433	16.505584	15.48%	503
2011	14.378804	14.292433	-0.60%	484
2010	12.677441	14.378804	13.42%	485
2009	9.892995	12.677441	28.15%	795
2008	17.521257	9.892995	-43.54%	779
2007	17.531934	17.521257	-0.06%	2,320
2006	14.814417	17.531934	18.34%	2,159
2005	14.213371	14.814417	4.23%	399
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2014	15.184676	16.775671	10.48%	0
2013	11.183204	15.184676	35.78%	0
2012	9.499268	11.183204	17.73%	0
2011	9.433060	9.499268	0.70%	0
2010	7.740722	9.433060	21.86%	0
2009	5.390221	7.740722	43.61%	0
2008	12.171365	5.390221	-55.71%	0
2007	10.038281	12.171365	21.25%	0
2006	9.672813	10.038281	3.78%	0
2005	9.015753	9.672813	7.29%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2014	18.685707	20.475058	9.58%	985
2013	13.920714	18.685707	34.23%	1,024
2012	12.332230	13.920714	12.88%	1,061
2011	12.495657	12.332230	-1.31%	1,101
2010	10.220627	12.495657	22.26%	1,142
2009	8.093000	10.220627	26.29%	1,566
2008	15.563709	8.093000	-48.00%	1,601
2007	12.448828	15.563709	25.02%	463
2006	11.834788	12.448828	5.19%	435
2005	11.363725	11.834788	4.15%	389

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2014	16.165795	16.102585	-0.39%	204
2013	15.493571	16.165795	4.34%	204
2012	13.767645	15.493571	12.54%	204
2011	13.442010	13.767645	2.42%	668
2010	11.986961	13.442010	12.14%	668
2009	8.459919	11.986961	41.69%	668
2008	11.455663	8.459919	-26.15%	679
2007	11.324289	11.455663	1.16%	2,881
2006	10.335185	11.324289	9.57%	3,362
2005	10.228738	10.335185	1.04%	2,406
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2014	13.554408	14.126484	4.22%	293
2013	14.018752	13.554408	-3.31%	306
2012	13.449621	14.018752	4.23%	320
2011	12.729366	13.449621	5.66%	363
2010	11.995456	12.729366	6.12%	377
2009	10.522621	11.995456	14.00%	392
2008	11.046997	10.522621	-4.75%	401
2007	10.757370	11.046997	2.69%	31
2006	10.465216	10.757370	2.79%	0
2005	10.402383	10.465216	0.60%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2014	15.599050	16.325407	4.66%	194
2013	11.633223	15.599050	34.09%	194
2012	10.287348	11.633223	13.08%	194
2011	11.691389	10.287348	-12.01%	1,014
2010	9.217537	11.691389	26.84%	1,014
2009	6.680093	9.217537	37.99%	1,015
2008	11.205785	6.680093	-40.39%	1,024
2007	9.846616	11.205785	13.80%	996
2006*	10.000000	9.846616	-1.53%	933
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2014	19.699795	17.829743	-9.49%	0
2013	15.332114	19.699795	28.49%	0
2012	12.906937	15.332114	18.79%	0
2011	15.822499	12.906937	-18.43%	0
2010	14.209012	15.822499	11.36%	0
2009	11.403279	14.209012	24.60%	0
2008	20.613530	11.403279	-44.68%	0
2007	17.847473	20.613530	15.50%	0
2006	15.353778	17.847473	16.24%	0
2005	13.094692	15.353778	17.25%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2014	21.049671	22.132743	5.15%	189
2013	16.374110	21.049671	28.55%	189
2012	13.072699	16.374110	25.25%	189
2011	14.552334	13.072699	-10.17%	177
2010	11.677127	14.552334	24.62%	171
2009	7.528076	11.677127	55.11%	142
2008	15.646148	7.528076	-51.89%	119
2007	15.035657	15.646148	4.06%	80
2006	13.129617	15.035657	14.52%	51
2005	12.990391	13.129617	1.07%	35
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	12.367168	12.534961	1.36%	0
2013	10.138969	12.367168	21.98%	0
2012	8.920699	10.138969	13.66%	0
2011	9.193434	8.920699	-2.97%	0
2010	8.461035	9.193434	8.66%	0
2009	6.591481	8.461035	28.36%	0
2008*	10.000000	6.591481	-34.09%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	14.694972	15.150356	3.10%	0
2013	13.086696	14.694972	12.29%	0
2012	11.788201	13.086696	11.02%	0
2011	11.682728	11.788201	0.90%	0
2010	10.521206	11.682728	11.04%	0
2009	7.873384	10.521206	33.63%	0
2008	11.357564	7.873384	-30.68%	0
2007	11.108263	11.357564	2.24%	0
2006*	10.000000	11.108263	11.08%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	24.415928	24.199263	-0.89%	54
2013	18.185049	24.415928	34.26%	54
2012	15.587078	18.185049	16.67%	54
2011	16.433932	15.587078	-5.15%	233
2010	13.005172	16.433932	26.36%	233
2009	10.217490	13.005172	27.28%	236
2008	15.478667	10.217490	-33.99%	226
2007	16.090636	15.478667	-3.80%	223
2006	13.956702	16.090636	15.29%	204
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.337239	-6.63%	127

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2014	19.162566	16.828712	-12.18%	0
2013	15.773367	19.162566	21.49%	0
2012	13.496174	15.773367	16.87%	0
2011	15.291627	13.496174	-11.74%	0
2010	14.277830	15.291627	7.10%	0
2009	10.548801	14.277830	35.35%	0
2008	17.910554	10.548801	-41.10%	0
2007	15.697116	17.910554	14.10%	0
2006	13.087694	15.697116	19.94%	0
2005	12.020412	13.087694	8.88%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - NQ
2014*	10.000000	8.649601	-13.50%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q
2014	19.453733	17.037446	-12.42%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.987313	-0.13%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.429923	11.708610	2.44%	0
2013	10.212573	11.429923	11.92%	0
2012*	10.000000	10.212573	2.13%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.898475	10.209482	3.14%	0
2013*	10.000000	9.898475	-1.02%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2014	11.394453	11.791168	3.48%	0
2013	9.692796	11.394453	17.56%	0
2012	8.437591	9.692796	14.88%	0
2011	10.168820	8.437591	-17.02%	0
2010	8.918993	10.168820	14.01%	0
2009	7.558878	8.918993	17.99%	0
2008	12.448855	7.558878	-39.28%	0
2007	11.602156	12.448855	7.30%	0
2006*	10.000000	11.602156	16.02%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2014	12.942505	14.419299	11.41%	0
2013	10.061927	12.942505	28.63%	0
2012	8.817861	10.061927	14.11%	0
2011	9.351964	8.817861	-5.71%	0
2010	7.642037	9.351964	22.38%	0
2009	5.386463	7.642037	41.87%	0
2008	9.104513	5.386463	-40.84%	0
2007	10.315062	9.104513	-11.74%	0
2006*	10.000000	10.315062	3.15%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2014	13.886844	14.603851	5.16%	0
2013	12.324941	13.886844	12.67%	0
2012	11.039845	12.324941	11.64%	0
2011	11.129166	11.039845	-0.80%	0
2010	10.214032	11.129166	8.96%	0
2009	8.249929	10.214032	23.81%	0
2008	11.499152	8.249929	-28.26%	0
2007	11.004798	11.499152	4.49%	0
2006*	10.000000	11.004798	10.05%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2014	14.855848	15.754757	6.05%	0
2013	11.316021	14.855848	31.28%	0
2012	9.941590	11.316021	13.83%	0
2011	10.545945	9.941590	-5.73%	0
2010	9.176350	10.545945	14.93%	0
2009	7.000546	9.176350	31.08%	0
2008	11.536953	7.000546	-39.32%	0
2007	11.387009	11.536953	1.32%	0
2006*	10.000000	11.387009	13.87%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2014	16.771567	16.943846	1.03%	0
2013	15.848326	16.771567	5.83%	0
2012	14.000527	15.848326	13.20%	0
2011	14.211284	14.000527	-1.48%	0
2010	12.492509	14.211284	13.76%	0
2009	7.337855	12.492509	70.25%	0
2008	10.633911	7.337855	-31.00%	0
2007	10.571782	10.633911	0.59%	0
2006*	10.000000	10.571782	5.72%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2014	19.564087	19.014052	-2.81%	0
2013	14.512216	19.564087	34.81%	0
2012	12.322390	14.512216	17.77%	0
2011	13.107356	12.322390	-5.99%	0
2010	10.912009	13.107356	20.12%	0
2009	7.100855	10.912009	53.67%	0
2008	11.732573	7.100855	-39.48%	0
2007	10.799047	11.732573	8.64%	0
2006*	10.000000	10.799047	7.99%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2014	17.311097	17.215858	-0.55%	0
2013	13.175247	17.311097	31.39%	0
2012	11.415348	13.175247	15.42%	0
2011	12.521412	11.415348	-8.83%	0
2010	10.785783	12.521412	16.09%	0
2009	7.604188	10.785783	41.84%	0
2008	10.786546	7.604188	-29.50%	0
2007	10.746274	10.786546	0.37%	0
2006*	10.000000	10.746274	7.46%	0
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series) - Q/NQ
2014	14.148294	15.170322	7.22%	0
2013	10.157510	14.148294	39.29%	0
2012	9.239665	10.157510	9.93%	0
2011	9.562681	9.239665	-3.38%	0
2010	7.458449	9.562681	28.21%	0
2009	5.597969	7.458449	33.23%	0
2008	10.763552	5.597969	-47.99%	0
2007	10.343142	10.763552	4.06%	0
2006*	10.000000	10.343142	3.43%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus Large Growth Series) - Q/NQ
2014	12.179225	13.831482	13.57%	0
2013	9.634355	12.179225	26.41%	0
2012	8.830300	9.634355	9.11%	0
2011	9.364663	8.830300	-5.71%	0
2010	8.146185	9.364663	14.96%	0
2009	6.201934	8.146185	31.35%	0
2008	10.000623	6.201934	-37.98%	0
2007	10.817217	10.000623	-7.55%	0
2006*	10.000000	10.817217	8.17%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	13.275279	14.151458	6.60%	0
2013	9.635882	13.275279	37.77%	0
2012*	10.000000	9.635882	-3.64%	0
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
2014	18.257175	21.531452	17.93%	0
2013	13.181594	18.257175	38.51%	0
2012	11.063790	13.181594	19.14%	0
2011	10.799678	11.063790	2.45%	0
2010	10.407622	10.799678	3.77%	0
2009	8.271597	10.407622	25.82%	0
2008	11.758772	8.271597	-29.66%	0
2007	10.668014	11.758772	10.22%	0
2006*	10.000000	10.668014	6.68%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
2014	11.435843	12.917786	12.96%	0
2013	11.297575	11.435843	1.22%	0
2012	8.947965	11.297575	26.26%	0
2011	9.711483	8.947965	-7.86%	0
2010	8.385642	9.711483	15.81%	0
2009	6.469422	8.385642	29.62%	0
2008	11.859928	6.469422	-45.45%	0
2007	12.741165	11.859928	-6.92%	0
2006*	10.000000	12.741165	27.41%	0
Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
2014	22.570801	22.317225	-1.12%	0
2013	19.243879	22.570801	17.29%	0
2012	16.902323	19.243879	13.85%	0
2011	18.390342	16.902323	-8.09%	0
2010	16.533932	18.390342	11.23%	0
2009	12.405241	16.533932	33.28%	0
2008	21.113905	12.405241	-41.25%	0
2007	18.677008	21.113905	13.05%	0
2006	14.778470	18.677008	26.38%	0
2005	12.715583	14.778470	16.22%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.595138	12.930063	2.66%	0
2013	9.948615	12.595138	26.60%	0
2012*	10.000000	9.948615	-0.51%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	13.099348	13.902362	6.13%	0
2013	9.730361	13.099348	34.62%	0
2012*	10.000000	9.730361	-2.70%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	30.270409	28.260758	-6.64%	0
2013	24.546613	30.270409	23.32%	0
2012	20.900660	24.546613	17.44%	0
2011	22.854476	20.900660	-8.55%	0
2010	21.339290	22.854476	7.10%	0
2009	17.316121	21.339290	23.23%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	24.976564	25.083245	0.43%	0
2013	22.935881	24.976564	8.90%	0
2012	19.617255	22.935881	16.92%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	22.243862	23.646416	6.31%	0
2013	17.370636	22.243862	28.05%	0
2012	15.522004	17.370636	11.91%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	13.730576	14.677307	6.90%	0
2013	10.644779	13.730576	28.99%	0
2012	8.721040	10.644779	22.06%	0
2011	9.509210	8.721040	-8.29%	0
2010	9.061898	9.509210	4.94%	0
2009	6.297416	9.061898	43.90%	0
2008	11.474682	6.297416	-45.12%	0
2007	8.522247	11.474682	34.64%	0
2006	7.924857	8.522247	7.54%	0
2005	7.144059	7.924857	10.93%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	6.908634	7.444889	7.76%	0
2013	5.177780	6.908634	33.43%	0
2012	4.409716	5.177780	17.42%	0
2011	4.898570	4.409716	-9.98%	0
2010	3.995742	4.898570	22.59%	0
2009	2.584197	3.995742	54.62%	0
2008	4.680325	2.584197	-44.79%	0
2007	3.902724	4.680325	19.92%	0
2006	3.672506	3.902724	6.27%	0
2005	3.340536	3.672506	9.94%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	14.203327	12.303446	-13.38%	110
2013	12.611206	14.203327	12.62%	110
2012	11.306871	12.611206	11.54%	110
2011	16.956484	11.306871	-33.32%	0
2010	13.762660	16.956484	23.21%	0
2009	7.798599	13.762660	76.48%	0
2008	16.565770	7.798599	-52.92%	0
2007	13.131471	16.565770	26.15%	0
2006	9.086896	13.131471	44.51%	0
2005	6.988123	9.086896	30.03%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2014	22.161571	25.139692	13.44%	0
2013	16.997205	22.161571	30.38%	0
2012	14.328229	16.997205	18.63%	0
2011	14.231083	14.328229	0.68%	0
2010	11.696896	14.231083	21.67%	1
2009	9.368008	11.696896	24.86%	1
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014*	10.000000	9.443651	-5.56%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	14.220089	12.963598	-8.84%	0
2013	10.217655	14.220089	39.17%	0
2012*	10.000000	10.217655	2.18%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	21.088869	22.903449	8.60%	94
2013	15.781466	21.088869	33.63%	95
2012	13.819348	15.781466	14.20%	95
2011	14.087976	13.819348	-1.91%	123
2010	12.853443	14.087976	9.60%	123
2009	10.651224	12.853443	20.68%	119
2008	16.069848	10.651224	-33.72%	95
2007	15.156623	16.069848	6.03%	84
2006	12.762021	15.156623	18.76%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.938609	14.888759	-0.33%	0
2013	11.876359	14.938609	25.78%	0
2012	10.395371	11.876359	14.25%	0
2011	10.738866	10.395371	-3.20%	0
2010*	10.000000	10.738866	7.39%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2014	10.895347	11.953869	9.72%	0
2013	8.521345	10.895347	27.86%	0
2012	7.583645	8.521345	12.36%	0
2011	7.748509	7.583645	-2.13%	0
2010	6.593381	7.748509	17.52%	0
2009	5.012580	6.593381	31.54%	0
2008	8.298523	5.012580	-39.60%	0
2007	7.044463	8.298523	17.80%	43
2006	6.732585	7.044463	4.63%	27
2005	6.414387	6.732585	4.96%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2014	20.270506	22.597245	11.48%	2,917
2013	15.594250	20.270506	29.99%	3,498
2012	13.800679	15.594250	13.00%	3,181
2011	13.913344	13.800679	-0.81%	3,865
2010	12.442635	13.913344	11.82%	5,759
2009*	10.000000	12.442635	24.43%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	14.003595	14.489256	3.47%	0
2013	11.525811	14.003595	21.50%	0
2012	10.107259	11.525811	14.03%	0
2011	10.161246	10.107259	-0.53%	0
2010	9.204535	10.161246	10.39%	0
2009	7.567959	9.204535	21.63%	0
2008	10.935557	7.567959	-30.79%	0
2007	10.455243	10.935557	4.59%	0
2006*	10.000000	10.455243	4.55%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	11.239319	11.627776	3.46%	0
2013	11.705983	11.239319	-3.99%	0
2012	11.316569	11.705983	3.44%	0
2011	10.860962	11.316569	4.19%	0
2010	10.397879	10.860962	4.45%	0
2009	9.407821	10.397879	10.52%	0
2008	10.591896	9.407821	-11.18%	0
2007	10.437325	10.591896	1.48%	0
2006*	10.000000	10.437325	4.37%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	15.270238	15.325057	0.36%	0
2013	12.044977	15.270238	26.78%	0
2012	10.011409	12.044977	20.31%	0
2011	11.201198	10.011409	-10.62%	0
2010	10.211900	11.201198	9.69%	0
2009	7.317716	10.211900	39.55%	0
2008	12.101040	7.317716	-39.53%	0
2007	10.737612	12.101040	12.70%	0
2006*	10.000000	10.737612	7.38%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	13.760579	14.654992	6.50%	100
2013	10.773015	13.760579	27.73%	100
2012	9.311508	10.773015	15.70%	100
2011	9.912974	9.311508	-6.07%	466
2010	8.510393	9.912974	16.48%	466
2009	6.222418	8.510393	36.77%	466
2008	11.318398	6.222418	-45.02%	483
2007	10.264514	11.318398	10.27%	475
2006*	10.000000	10.264514	2.65%	431
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	12.267337	13.325917	8.63%	681
2013	9.361446	12.267337	31.04%	559
2012	8.114867	9.361446	15.36%	479
2011	8.422309	8.114867	-3.65%	481
2010	7.700958	8.422309	9.37%	482
2009	5.979217	7.700958	28.80%	5,341
2008	9.796181	5.979217	-38.96%	0
2007*	10.000000	9.796181	-2.04%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	20.123389	20.337372	1.06%	135
2013	19.070736	20.123389	5.52%	0
2012	16.892929	19.070736	12.89%	0
2011	16.510569	16.892929	2.32%	8
2010	14.805788	16.510569	11.51%	17
2009	10.290167	14.805788	43.88%	22
2008	14.500192	10.290167	-29.03%	22
2007	14.267463	14.500192	1.63%	1,064
2006	13.088926	14.267463	9.00%	1,064
2005	12.972189	13.088926	0.90%	1,064
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2014	17.779354	19.127972	7.59%	122
2013	13.300526	17.779354	33.67%	123
2012	11.393001	13.300526	16.74%	123
2011	11.835488	11.393001	-3.74%	140
2010	10.373383	11.835488	14.09%	141
2009	8.188324	10.373383	26.69%	137
2008	13.187082	8.188324	-37.91%	137
2007	13.685555	13.187082	-3.64%	1,876
2006	11.980731	13.685555	14.23%	1,849
2005	11.661238	11.980731	2.74%	1,849
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2014	12.539515	13.173231	5.05%	111
2013	8.847134	12.539515	41.74%	111
2012	7.676969	8.847134	15.24%	111
2011	8.813764	7.676969	-12.90%	515
2010	7.735999	8.813764	13.93%	515
2009	5.131922	7.735999	50.74%	515
2008*	10.000000	5.131922	-48.68%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2014	13.849454	15.095767	9.00%	0
2013	10.127191	13.849454	36.76%	0
2012	9.216719	10.127191	9.88%	0
2011	9.659198	9.216719	-4.58%	42
2010	7.931024	9.659198	21.79%	42
2009	6.118329	7.931024	29.63%	45
2008*	10.000000	6.118329	-38.82%	52
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	12.344779	12.712857	2.98%	0
2013	9.674702	12.344779	27.60%	0
2012	8.452084	9.674702	14.47%	0
2011	9.160504	8.452084	-7.73%	0
2010	8.085889	9.160504	13.29%	0
2009	6.350701	8.085889	27.32%	0
2008*	10.000000	6.350701	-36.49%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.222184	12.562584	2.79%	0
2013	10.816580	12.222184	12.99%	0
2012	9.882961	10.816580	9.45%	0
2011	10.164795	9.882961	-2.77%	0
2010	9.342158	10.164795	8.81%	0
2009	7.911463	9.342158	18.08%	0
2008*	10.000000	7.911463	-20.89%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.408130	12.802625	3.18%	0
2013	10.384424	12.408130	19.49%	0
2012	9.272531	10.384424	11.99%	0
2011	9.744657	9.272531	-4.84%	0
2010	8.797984	9.744657	10.76%	0
2009	7.190018	8.797984	22.36%	0
2008*	10.000000	7.190018	-28.10%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.629777	11.843543	1.84%	0
2013	11.246134	11.629777	3.41%	0
2012	10.615941	11.246134	5.94%	0
2011	10.621908	10.615941	-0.06%	0
2010	10.091860	10.621908	5.25%	0
2009	9.060605	10.091860	11.38%	0
2008*	10.000000	9.060605	-9.39%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.814860	10.898923	0.78%	0
2013*	10.000000	10.814860	8.15%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.953241	10.903808	-0.45%	0
2013*	10.000000	10.953241	9.53%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.319480	12.695698	3.05%	0
2013	10.611392	12.319480	16.10%	0
2012	9.582525	10.611392	10.74%	0
2011	9.955449	9.582525	-3.75%	0
2010	9.070489	9.955449	9.76%	0
2009	7.547472	9.070489	20.18%	0
2008*	10.000000	7.547472	-24.53%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	12.356965	12.733307	3.05%	0
2013	10.089362	12.356965	22.48%	0
2012	8.934917	10.089362	12.92%	0
2011	9.510405	8.934917	-6.05%	0
2010	8.516605	9.510405	11.67%	0
2009	6.827311	8.516605	24.74%	0
2008*	10.000000	6.827311	-31.73%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	12.072704	12.383340	2.57%	0
2013	11.012655	12.072704	9.63%	0
2012	10.155119	11.012655	8.44%	0
2011	10.332147	10.155119	-1.71%	0
2010	9.615490	10.332147	7.45%	0
2009	8.291069	9.615490	15.97%	0
2008*	10.000000	8.291069	-17.09%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2014	12.012631	12.436907	3.53%	0
2013	12.426914	12.012631	-3.33%	0
2012	11.702783	12.426914	6.19%	0
2011	11.139841	11.702783	5.05%	0
2010	10.558648	11.139841	5.50%	0
2009	9.848830	10.558648	7.21%	0
2008*	10.000000	9.848830	-1.51%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.802885	13.233168	3.36%	0
2013	13.262990	12.802885	-3.47%	0
2012	12.564292	13.262990	5.56%	0
2011	12.021646	12.564292	4.51%	0
2010	11.282996	12.021646	6.55%	0
2009	9.832816	11.282996	14.75%	0
2008*	10.000000	9.832816	-1.67%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014	22.331847	20.796115	-6.88%	112
2013	22.492709	22.331847	-0.72%	0
2012	19.471803	22.492709	15.51%	0
2011	25.453036	19.471803	-23.50%	0
2010	22.231185	25.453036	14.49%	0
2009	13.812777	22.231185	60.95%	0
2008	33.184857	13.812777	-58.38%	0
2007	23.132005	33.184857	43.46%	0
2006	17.167614	23.132005	34.74%	0
2005	13.133057	17.167614	30.72%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	15.314807	15.782344	3.05%	2
2013	16.197017	15.314807	-5.45%	2
2012	15.948407	16.197017	1.56%	325
2011	15.087774	15.948407	5.70%	718
2010	14.611075	15.087774	3.26%	923
2009	14.437885	14.611075	1.20%	1,001
2008	13.600397	14.437885	6.16%	8,683
2007	12.879601	13.600397	5.60%	1,117
2006	12.646037	12.879601	1.85%	779
2005	12.426052	12.646037	1.77%	447
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2014	13.713092	13.453640	-1.89%	823
2013	11.808942	13.713092	16.12%	0
2012	10.365269	11.808942	13.93%	0
2011	11.655675	10.365269	-11.07%	0
2010	10.439526	11.655675	11.65%	0
2009	8.165994	10.439526	27.84%	0
2008	15.361167	8.165994	-46.84%	0
2007	12.260210	15.361167	25.29%	0
2006	9.355861	12.260210	31.04%	0
2005	7.290600	9.355861	28.33%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	10.506454	9.713412	-7.55%	0
2013	8.809907	10.506454	19.26%	0
2012	7.562534	8.809907	16.49%	0
2011	8.805007	7.562534	-14.11%	0
2010	8.319006	8.805007	5.84%	0
2009	6.563605	8.319006	26.74%	0
2008	11.703384	6.563605	-43.92%	0
2007	10.857171	11.703384	7.79%	0
2006*	10.000000	10.857171	8.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	18.353126	18.988707	3.46%	11,877
2013	14.635334	18.353126	25.40%	14,598
2012	12.813421	14.635334	14.22%	25,531
2011	13.533627	12.813421	-5.32%	25,590
2010	11.980071	13.533627	12.97%	22,295
2009	9.556444	11.980071	25.36%	18,286
2008	15.354325	9.556444	-37.76%	13,766
2007	14.705289	15.354325	4.41%	9,733
2006	12.767402	14.705289	15.18%	6,791
2005	12.002712	12.767402	6.37%	3,535

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.945458	15.404099	3.07%	0
2013	13.370475	14.945458	11.78%	0
2012	12.403452	13.370475	7.80%	0
2011	12.475188	12.403452	-0.58%	0
2010	11.527329	12.475188	8.22%	0
2009*	10.000000	11.527329	15.27%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.970892	17.596506	3.69%	0
2013	14.411161	16.970892	17.76%	0
2012	13.027788	14.411161	10.62%	0
2011	13.343928	13.027788	-2.37%	0
2010	12.086136	13.343928	10.41%	0
2009*	10.000000	12.086136	20.86%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	13.575947	13.899593	2.38%	66
2013	13.140760	13.575947	3.31%	183
2012	12.678390	13.140760	3.65%	217
2011	12.498208	12.678390	1.44%	202
2010	11.976342	12.498208	4.36%	246
2009	11.140488	11.976342	7.50%	238
2008	12.028901	11.140488	-7.39%	202
2007	11.583512	12.028901	3.85%	161
2006	11.071052	11.583512	4.63%	260
2005	10.873912	11.071052	1.81%	200
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.649769	10.753096	0.97%	0
2013*	10.000000	10.649769	6.50%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.738158	10.765919	0.26%	0
2013*	10.000000	10.738158	7.38%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	16.407390	17.007247	3.66%	1,542
2013	14.275165	16.407390	14.94%	2,046
2012	13.072309	14.275165	9.20%	5,880
2011	13.269596	13.072309	-1.49%	5,965
2010	12.139841	13.269596	9.31%	4,602
2009	10.339873	12.139841	17.41%	4,805
2008	13.660867	10.339873	-24.31%	3,906
2007	13.120417	13.660867	4.12%	3,715
2006	11.955598	13.120417	9.74%	3,762
2005	11.515594	11.955598	3.82%	3,481

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	17.697242	18.305176	3.44%	754
2013	14.673907	17.697242	20.60%	684
2012	13.089201	14.673907	12.11%	523
2011	13.569976	13.089201	-3.54%	565
2010	12.203317	13.569976	11.20%	769
2009	9.954672	12.203317	22.59%	1,152
2008	14.723058	9.954672	-32.39%	2,391
2007	14.075186	14.723058	4.60%	2,483
2006	12.468670	14.075186	12.88%	3,556
2005	11.815958	12.468670	5.52%	1,737
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	15.230521	15.721058	3.22%	228
2013	13.986697	15.230521	8.89%	341
2012	13.136785	13.986697	6.47%	375
2011	13.060279	13.136785	0.59%	740
2010	12.212310	13.060279	6.94%	781
2009	10.816900	12.212310	12.90%	2,814
2008	12.919773	10.816900	-16.28%	3,018
2007	12.385198	12.919773	4.32%	3,445
2006	11.590666	12.385198	6.85%	3,941
2005	11.255804	11.590666	2.98%	3,372
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2014	21.054033	22.574603	7.22%	5,072
2013	15.627770	21.054033	34.72%	6,984
2012	13.361565	15.627770	16.96%	13,985
2011	13.867515	13.361565	-3.65%	18,520
2010	12.933335	13.867515	7.22%	29,983
2009*	10.000000	12.933335	29.33%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.937740	-0.62%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.133809	1.34%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	39.494476	42.588391	7.83%	1,407
2013	30.120934	39.494476	31.12%	1,553
2012	26.018843	30.120934	15.77%	3,007
2011	27.090157	26.018843	-3.95%	4,067
2010	21.781329	27.090157	24.37%	8,069
2009	16.161541	21.781329	34.77%	9,441
2008	25.811450	16.161541	-37.39%	10,605
2007	24.352351	25.811450	5.99%	10,559
2006	22.485972	24.352351	8.30%	8,828
2005	20.353296	22.485972	10.48%	6,253

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	11.000653	10.841146	-1.45%	784
2013	11.162510	11.000653	-1.45%	811
2012	11.327199	11.162510	-1.45%	1,226
2011	11.493389	11.327199	-1.45%	1,600
2010	11.662474	11.493389	-1.45%	1,597
2009	11.829103	11.662474	-1.41%	2,681
2008	11.761601	11.829103	0.57%	2,677
2007	11.389731	11.761601	3.26%	1,010
2006	11.055984	11.389731	3.02%	805
2005	10.926674	11.055984	1.18%	289
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	17.581817	17.999801	2.38%	495
2013	18.043381	17.581817	-2.56%	518
2012	16.311379	18.043381	10.62%	541
2011	15.680829	16.311379	4.02%	566
2010	14.388142	15.680829	8.98%	590
2009	11.738054	14.388142	22.58%	614
2008	14.400908	11.738054	-18.49%	638
2007	13.967937	14.400908	3.10%	758
2006	13.518819	13.967937	3.32%	700
2005	13.424511	13.518819	0.70%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2014	18.467799	18.016517	-2.44%	0
2013	15.440871	18.467799	19.60%	0
2012	13.516998	15.440871	14.23%	0
2011	15.125524	13.516998	-10.63%	0
2010	13.446880	15.125524	12.48%	0
2009*	10.000000	13.446880	34.47%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2014*	10.000000	9.017150	-9.83%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2014	13.369241	14.550357	8.83%	629
2013	10.068108	13.369241	32.79%	641
2012	8.780546	10.068108	14.66%	653
2011	9.176149	8.780546	-4.31%	691
2010	8.060818	9.176149	13.84%	704
2009	6.302657	8.060818	27.90%	403
2008*	10.000000	6.302657	-36.97%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2014	14.976034	16.311232	8.92%	0
2013	11.220043	14.976034	33.48%	0
2012	9.664277	11.220043	16.10%	0
2011	10.413311	9.664277	-7.19%	0
2010*	10.000000	10.413311	4.13%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.517926	13.600062	8.64%	0
2013	9.407007	12.517926	33.07%	0
2012	8.117705	9.407007	15.88%	0
2011	8.771301	8.117705	-7.45%	0
2010	7.894107	8.771301	11.11%	0
2009	6.286901	7.894107	25.56%	0
2008*	10.000000	6.286901	-37.13%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2014	14.249373	14.609370	2.53%	32
2013	10.406227	14.249373	36.93%	32
2012	9.190016	10.406227	13.23%	32
2011	9.736789	9.190016	-5.62%	59
2010	7.790588	9.736789	24.98%	59
2009	6.218621	7.790588	25.28%	61
2008*	10.000000	6.218621	-37.81%	16
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.971705	17.265856	15.32%	60
2013	11.197061	14.971705	33.71%	60
2012	9.765885	11.197061	14.65%	60
2011	10.144778	9.765885	-3.73%	95
2010	8.604649	10.144778	17.90%	95
2009	6.692181	8.604649	28.58%	736
2008*	10.000000	6.692181	-33.08%	40
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014	21.433479	21.716559	1.32%	0
2013	15.072879	21.433479	42.20%	0
2012	13.483308	15.072879	11.79%	0
2011	13.770569	13.483308	-2.09%	0
2010	11.138481	13.770569	23.63%	0
2009	8.867311	11.138481	25.61%	0
2008	16.793597	8.867311	-47.20%	0
2007	15.528017	16.793597	8.15%	10
2006	15.266316	15.528017	1.71%	6
2005	14.330796	15.266316	6.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014	49.810348	52.535111	5.47%	128
2013	35.999038	49.810348	38.37%	205
2012	30.329013	35.999038	18.70%	374
2011	32.418151	30.329013	-6.44%	511
2010	25.982239	32.418151	24.77%	520
2009	20.888577	25.982239	24.38%	458
2008	31.241186	20.888577	-33.14%	369
2007	34.051054	31.241186	-8.25%	357
2006	29.456548	34.051054	15.60%	267
2005	28.997596	29.456548	1.58%	182

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014	40.713586	40.450266	-0.65%	44
2013	29.318872	40.713586	38.86%	44
2012	25.758071	29.318872	13.82%	44
2011	27.674761	25.758071	-6.93%	44
2010	22.407994	27.674761	23.50%	45
2009	16.880000	22.407994	32.75%	45
2008	27.711600	16.880000	-39.09%	41
2007	27.534538	27.711600	0.64%	14
2006	24.936594	27.534538	10.42%	4
2005	22.527605	24.936594	10.69%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2014	17.079800	18.876893	10.52%	17
2013	13.219491	17.079800	29.20%	17
2012	11.744968	13.219491	12.55%	17
2011	11.854736	11.744968	-0.93%	50
2010	10.602976	11.854736	11.81%	51
2009	8.532324	10.602976	24.27%	50
2008	14.814157	8.532324	-42.40%	57
2007	13.896397	14.814157	6.60%	65
2006	12.409166	13.896397	11.98%	14
2005	11.719115	12.409166	5.89%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2014	11.249603	14.288901	27.02%	694
2013	11.077778	11.249603	1.55%	707
2012	9.708479	11.077778	14.10%	7,440
2011	9.249704	9.708479	4.96%	7,972
2010	7.209649	9.249704	28.30%	9,317
2009	5.591616	7.209649	28.94%	21,539
2008*	10.000000	5.591616	-44.08%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.686967	13.023678	11.44%	0
2013*	10.000000	11.686967	16.87%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.541370	10.439831	-0.96%	0
2013	10.685207	10.541370	-1.35%	0
2012	10.473767	10.685207	2.02%	0
2011	10.491270	10.473767	-0.17%	0
2010	10.394113	10.491270	0.93%	0
2009	9.846962	10.394113	5.56%	0
2008*	10.000000	9.846962	-1.53%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.556928	12.938092	3.04%	0
2013*	10.000000	12.556928	25.57%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	16.281870	14.738512	-9.48%	0
2013	13.756990	16.281870	18.35%	0
2012	11.675592	13.756990	17.83%	0
2011	13.528212	11.675592	-13.69%	38
2010	12.908002	13.528212	4.80%	38
2009*	10.000000	12.908002	29.08%	40
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	10.517779	10.428492	-0.85%	0
2013	10.607117	10.517779	-0.84%	0
2012	10.289693	10.607117	3.08%	0
2011	10.410601	10.289693	-1.16%	0
2010	10.033500	10.410601	3.76%	0
2009	8.983830	10.033500	11.68%	0
2008	10.530103	8.983830	-14.68%	9
2007	10.199219	10.530103	3.24%	16
2006	9.931551	10.199219	2.70%	0
2005	9.933898	9.931551	-0.02%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	15.395712	15.699055	1.97%	0
2013	10.712200	15.395712	43.72%	0
2012	9.989016	10.712200	7.24%	0
2011	10.244319	9.989016	-2.49%	0
2010	8.690609	10.244319	17.88%	0
2009	7.183867	8.690609	20.97%	0
2008	12.043892	7.183867	-40.35%	0
2007	12.159478	12.043892	-0.95%	0
2006	11.722254	12.159478	3.73%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	19.538844	21.254615	8.78%	0
2013	14.408229	19.538844	35.61%	0
2012	13.174240	14.408229	9.37%	0
2011	13.792558	13.174240	-4.48%	0
2010	11.391748	13.792558	21.07%	0
2009	8.795299	11.391748	29.52%	0
2008	14.738047	8.795299	-40.32%	0
2007	13.897962	14.738047	6.04%	48
2006	12.402412	13.897962	12.06%	0
2005	11.776812	12.402412	5.31%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2014	21.962886	24.979558	13.74%	0
2013	17.177424	21.962886	27.86%	0
2012	15.274191	17.177424	12.46%	0
2011	15.678634	15.274191	-2.58%	0
2010	14.539941	15.678634	7.83%	0
2009	10.208982	14.539941	42.42%	2,217
2008	19.014745	10.208982	-46.31%	2,217
2007	16.904209	19.014745	12.49%	5,102
2006	15.889314	16.904209	6.39%	5,028
2005	15.340269	15.889314	3.58%	1,341
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2014	21.830129	22.757954	4.25%	0
2013	16.289505	21.830129	34.01%	515
2012	14.195058	16.289505	14.75%	515
2011	14.247372	14.195058	-0.37%	515
2010	11.341777	14.247372	25.62%	515
2009	8.678735	11.341777	30.68%	515
2008	17.290851	8.678735	-49.81%	515
2007	16.501698	17.290851	4.78%	699
2006	16.263170	16.501698	1.47%	678
2005	14.690755	16.263170	10.70%	531
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2014	18.015081	18.160813	0.81%	334
2013	14.359018	18.015081	25.46%	0
2012	12.015625	14.359018	19.50%	0
2011	13.294223	12.015625	-9.62%	0
2010	11.632540	13.294223	14.28%	0
2009	8.444970	11.632540	37.75%	0
2008	14.327425	8.444970	-41.06%	0
2007	13.675231	14.327425	4.77%	0
2006	11.789981	13.675231	15.99%	0
2005	10.465531	11.789981	12.66%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2014	9.992316	10.126965	1.35%	21
2013	10.152770	9.992316	-1.58%	0
2012*	10.000000	10.152770	1.53%	21
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	9.024835	-9.75%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2014	19.987852	21.806390	9.10%	4,781
2013	15.391416	19.987852	29.86%	4,820
2012	13.363724	15.391416	15.17%	7,892
2011	13.561894	13.363724	-1.46%	9,783
2010	11.852164	13.561894	14.43%	17,106
2009	9.374830	11.852164	26.43%	21,513
2008	15.460789	9.374830	-39.36%	22,814
2007	15.024833	15.460789	2.90%	23,174
2006	13.253841	15.024833	13.36%	26,376
2005	12.689909	13.253841	4.44%	19,810
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2014	15.269089	16.843402	10.31%	85
2013	10.987135	15.269089	38.97%	85
2012	9.449469	10.987135	16.27%	85
2011	9.805147	9.449469	-3.63%	86
2010	8.062226	9.805147	21.62%	86
2009	5.962922	8.062226	35.21%	86
2008	9.732608	5.962922	-38.73%	106
2007	9.997565	9.732608	-2.65%	82
2006*	10.000000	9.997565	-0.02%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.471267	10.366378	-1.00%	0
2013	10.613732	10.471267	-1.34%	0
2012*	10.000000	10.613732	6.14%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014*	10.000000	9.691023	-3.09%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.942651	11.804902	-1.15%	0
2013	12.970120	11.942651	-7.92%	0
2012	12.507049	12.970120	3.70%	0
2011	11.705408	12.507049	6.85%	0
2010	10.859825	11.705408	7.79%	0
2009*	10.000000	10.859825	8.60%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.566363	11.483946	-0.71%	0
2013	11.763864	11.566363	-1.68%	0
2012	11.288307	11.763864	4.21%	0
2011	11.339656	11.288307	-0.45%	16
2010	10.939212	11.339656	3.66%	16
2009*	10.000000	10.939212	9.39%	16

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2014	13.261850	13.473565	1.60%	0
2013	14.823292	13.261850	-10.53%	0
2012	13.831103	14.823292	7.17%	0
2011	12.567564	13.831103	10.05%	0
2010	11.795669	12.567564	6.54%	0
2009	10.113712	11.795669	16.63%	0
2008	11.037872	10.113712	-8.37%	0
2007	10.123440	11.037872	9.03%	0
2006*	10.000000	10.123440	1.23%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2014	14.635226	15.039010	2.76%	0
2013	15.146760	14.635226	-3.38%	0
2012	14.023884	15.146760	8.01%	0
2011	13.734563	14.023884	2.11%	0
2010	12.890771	13.734563	6.55%	0
2009	11.471211	12.890771	12.37%	0
2008	11.112292	11.471211	3.23%	0
2007	10.370039	11.112292	7.16%	0
2006*	10.000000	10.370039	3.70%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.409755	10.686357	2.66%	0
2013	10.784326	10.409755	-3.47%	0
2012	9.993935	10.784326	7.91%	0
2011*	10.000000	9.993935	-0.06%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2014	13.760005	13.075209	-4.98%	0
2013	11.540463	13.760005	19.23%	0
2012	10.883029	11.540463	6.04%	0
2011	12.563204	10.883029	-13.37%	0
2010	9.809001	12.563204	28.08%	0
2009	6.297828	9.809001	55.75%	0
2008	11.265159	6.297828	-44.09%	0
2007	10.994500	11.265159	2.46%	0
2006*	10.000000	10.994500	9.95%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	21.944157	28.378629	29.32%	0
2013	14.793998	21.944157	48.33%	0
2012	11.459676	14.793998	29.10%	0
2011	10.533927	11.459676	8.79%	0
2010*	10.000000	10.533927	5.34%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2014	12.036674	12.793941	6.29%	0
2013	12.252610	12.036674	-1.76%	0
2012	11.360821	12.252610	7.85%	0
2011	10.911279	11.360821	4.12%	0
2010	10.333491	10.911279	5.59%	0
2009	9.563160	10.333491	8.06%	0
2008	10.806679	9.563160	-11.51%	0
2007	10.399424	10.806679	3.92%	21
2006*	10.000000	10.399424	3.99%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2014	41.369793	41.963450	1.44%	0
2013	46.003812	41.369793	-10.07%	0
2012	39.574208	46.003812	16.25%	0
2011	37.516437	39.574208	5.48%	0
2010	34.687929	37.516437	8.15%	0
2009	27.031931	34.687929	28.32%	0
2008	32.261466	27.031931	-16.21%	0
2007	30.731273	32.261466	4.98%	0
2006	28.140902	30.731273	9.21%	0
2005	25.437438	28.140902	10.63%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
2014	16.238315	16.347653	0.67%	0
2013	14.211023	16.238315	14.27%	0
2012	12.666917	14.211023	12.19%	0
2011	13.343809	12.666917	-5.07%	0
2010	12.811838	13.343809	4.15%	0
2009	9.809374	12.811838	30.61%	0
2008	17.975722	9.809374	-45.43%	0
2007	15.919012	17.975722	12.92%	0
2006	12.908221	15.919012	23.32%	0
2005	11.792352	12.908221	9.46%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2014	56.929967	55.871596	-1.86%	0
2013	51.568824	56.929967	10.40%	0
2012	40.312688	51.568824	27.92%	0
2011	55.082272	40.312688	-26.81%	0
2010	44.064804	55.082272	25.00%	0
2009	20.974288	44.064804	110.09%	0
2008	60.431031	20.974288	-65.29%	0
2007	44.562351	60.431031	35.61%	0
2006	32.414752	44.562351	37.48%	0
2005	24.917339	32.414752	30.09%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	48.269810	38.481739	-20.28%	0
2013	44.312202	48.269810	8.93%	0
2012	43.493077	44.312202	1.88%	0
2011	52.821656	43.493077	-17.66%	0
2010	41.473254	52.821656	27.36%	0
2009	26.713771	41.473254	55.25%	0
2008	50.316098	26.713771	-46.91%	0
2007	35.127563	50.316098	43.24%	0
2006	28.630638	35.127563	22.69%	0
2005	19.153438	28.630638	49.48%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.467627	8.319944	-20.52%	0
2013	9.630168	10.467627	8.70%	0
2012*	10.000000	9.630168	-3.70%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	24.170308	23.372530	-3.30%	0
2013	16.325413	24.170308	48.05%	0
2012	15.357395	16.325413	6.30%	0
2011	16.333716	15.357395	-5.98%	0
2010	13.073677	16.333716	24.94%	0
2009*	10.000000	13.073677	30.74%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.180324	11.475907	2.64%	0
2013	10.140494	11.180324	10.25%	0
2012*	10.000000	10.140494	1.40%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	25.078432	26.912140	7.31%	0
2013	18.498293	25.078432	35.57%	0
2012	15.852762	18.498293	16.69%	0
2011	17.612263	15.852762	-9.99%	0
2010	14.124597	17.612263	24.69%	0
2009	10.051813	14.124597	40.52%	0
2008	15.882881	10.051813	-36.71%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	13.151377	13.381563	1.75%	0
2013	14.588701	13.151377	-9.85%	0
2012	13.792695	14.588701	5.77%	0
2011	12.530438	13.792695	10.07%	0
2010	12.101716	12.530438	3.54%	0
2009	11.147327	12.101716	8.56%	0
2008	11.499777	11.147327	-3.06%	0
2007	10.663455	11.499777	7.84%	0
2006	10.656245	10.663455	0.07%	0
2005	10.651623	10.656245	0.04%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2014	19.699682	21.830395	10.82%	0
2013	14.724874	19.699682	33.79%	0
2012	13.028629	14.724874	13.02%	0
2011	12.827425	13.028629	1.57%	0
2010	11.408680	12.827425	12.44%	0
2009	9.807567	11.408680	16.33%	0
2008	15.221926	9.807567	-35.57%	0
2007	15.465441	15.221926	-1.57%	0
2006	13.409003	15.465441	15.34%	0
2005	13.010107	13.409003	3.07%	0
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2014	19.285934	17.950509	-6.92%	0
2013	15.994925	19.285934	20.58%	0
2012	13.402780	15.994925	19.34%	0
2011	15.469468	13.402780	-13.36%	0
2010	13.862139	15.469468	11.60%	0
2009	10.520876	13.862139	31.76%	0
2008	19.358592	10.520876	-45.65%	0
2007	16.648726	19.358592	16.28%	0
2006	13.518429	16.648726	23.16%	0
2005	12.117584	13.518429	11.56%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2014	17.099670	19.609373	14.68%	0
2013	13.341970	17.099670	28.16%	0
2012	11.644325	13.341970	14.58%	0
2011	11.903854	11.644325	-2.18%	0
2010	10.133858	11.903854	17.47%	0
2009	7.917341	10.133858	28.00%	0
2008	10.625020	7.917341	-25.48%	0
2007	11.042287	10.625020	-3.78%	0
2006*	10.000000	11.042287	10.42%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2014	27.442470	30.566508	11.38%	0
2013	21.150009	27.442470	29.75%	0
2012	18.741180	21.150009	12.85%	0
2011	18.834917	18.741180	-0.50%	0
2010	16.858625	18.834917	11.72%	0
2009	14.279047	16.858625	18.07%	0
2008	19.798017	14.279047	-27.88%	0
2007	21.190011	19.798017	-6.57%	0
2006	18.129889	21.190011	16.88%	0
2005	17.523098	18.129889	3.46%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	15.101908	15.162806	0.40%	0
2013	13.400106	15.101908	12.70%	0
2012	12.371587	13.400106	8.31%	0
2011	13.034055	12.371587	-5.08%	0
2010	12.055694	13.034055	8.12%	0
2009*	10.000000	12.055694	20.56%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.218031	12.710932	4.03%	0
2013*	10.000000	12.218031	22.18%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.874804	8.75%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	23.442931	24.273899	3.54%	0
2013	16.913468	23.442931	38.61%	0
2012	14.836151	16.913468	14.00%	0
2011	14.977337	14.836151	-0.94%	0
2010	12.084235	14.977337	23.94%	0
2009	9.812538	12.084235	23.15%	0
2008	14.420003	9.812538	-31.95%	0
2007	14.737340	14.420003	-2.15%	0
2006	13.076669	14.737340	12.70%	0
2005	12.379750	13.076669	5.63%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2014	16.171494	18.071809	11.75%	0
2013	12.220595	16.171494	32.33%	0
2012	11.080282	12.220595	10.29%	0
2011	11.148183	11.080282	-0.61%	0
2010	9.857382	11.148183	13.09%	0
2009	7.481911	9.857382	31.75%	0
2008	11.583691	7.481911	-35.41%	0
2007	10.911525	11.583691	6.16%	0
2006	10.143929	10.911525	7.57%	0
2005	9.938626	10.143929	2.07%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2014	19.000414	21.227854	11.72%	0
2013	14.610282	19.000414	30.05%	0
2012	12.816278	14.610282	14.00%	0
2011	12.771239	12.816278	0.35%	0
2010	11.290301	12.771239	13.12%	0
2009	9.072925	11.290301	24.44%	0
2008	14.654133	9.072925	-38.09%	0
2007	14.135644	14.654133	3.67%	0
2006	12.424711	14.135644	13.77%	0
2005	12.048127	12.424711	3.13%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2014	19.858721	21.143634	6.47%	0
2013	16.647779	19.858721	19.29%	0
2012	15.305480	16.647779	8.77%	0
2011	14.253495	15.305480	7.38%	0
2010	12.548318	14.253495	13.59%	0
2009	10.394501	12.548318	20.72%	0
2008	14.979668	10.394501	-30.61%	0
2007	14.196462	14.979668	5.52%	0
2006	12.373260	14.196462	14.74%	0
2005	12.034289	12.373260	2.82%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014*	10.000000	9.898447	-1.02%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2014	17.076819	17.458698	2.24%	0
2013	17.159280	17.076819	-0.48%	0
2012	15.877601	17.159280	8.07%	0
2011	15.760573	15.877601	0.74%	0
2010	14.746442	15.760573	6.88%	0
2009	12.430716	14.746442	18.63%	0
2008	13.612057	12.430716	-8.68%	0
2007	13.114438	13.612057	3.79%	0
2006	12.782592	13.114438	2.60%	0
2005	12.810509	12.782592	-0.22%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2014	13.587484	13.965784	2.78%	0
2013	12.165146	13.587484	11.69%	0
2012	11.058581	12.165146	10.01%	0
2011	11.258606	11.058581	-1.78%	0
2010	10.138614	11.258606	11.05%	0
2009	8.290592	10.138614	22.29%	0
2008	11.234050	8.290592	-26.20%	0
2007	10.498392	11.234050	7.01%	0
2006*	10.000000	10.498392	4.98%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2014	13.422964	13.838310	3.09%	0
2013	11.752283	13.422964	14.22%	0
2012	10.541446	11.752283	11.49%	0
2011	10.823369	10.541446	-2.60%	0
2010	9.594872	10.823369	12.80%	0
2009	7.564266	9.594872	26.84%	0
2008	11.412998	7.564266	-33.72%	0
2007	10.518347	11.412998	8.51%	0
2006*	10.000000	10.518347	5.18%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2014	13.585129	14.031866	3.29%	0
2013	11.351677	13.585129	19.68%	0
2012	9.979832	11.351677	13.75%	0
2011	10.412239	9.979832	-4.15%	0
2010	9.112684	10.412239	14.26%	0
2009	7.040431	9.112684	29.43%	0
2008	11.542938	7.040431	-39.01%	0
2007	10.538472	11.542938	9.53%	0
2006*	10.000000	10.538472	5.38%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2014	28.773007	31.690427	10.14%	0
2013	22.273716	28.773007	29.18%	0
2012	19.442885	22.273716	14.56%	0
2011	20.272971	19.442885	-4.09%	0
2010	17.574694	20.272971	15.35%	0
2009	13.151764	17.574694	33.63%	53
2008	23.267756	13.151764	-43.48%	53
2007	20.104112	23.267756	15.74%	53
2006	18.289700	20.104112	9.92%	53
2005	15.890209	18.289700	15.10%	53

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	12.123776	10.417275	-14.08%	331
2013	9.914446	12.123776	22.28%	331
2012	9.610780	9.914446	3.16%	331
2011	10.291995	9.610780	-6.62%	332
2010	8.768775	10.291995	17.37%	332
2009	6.032463	8.768775	45.36%	332
2008	13.432461	6.032463	-55.09%	333
2007	9.364090	13.432461	43.45%	306
2006*	10.000000	9.364090	-6.36%	287
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2014	20.662372	22.112246	7.02%	86
2013	16.386659	20.662372	26.09%	86
2012	14.196678	16.386659	15.43%	86
2011	14.289703	14.196678	-0.65%	86
2010	12.605268	14.289703	13.36%	86
2009	9.841661	12.605268	28.08%	87
2008	17.439229	9.841661	-43.57%	87
2007	17.458770	17.439229	-0.11%	87
2006	14.760062	17.458770	18.28%	87
2005	14.168390	14.760062	4.18%	87
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2014	15.067599	16.637892	10.42%	0
2013	11.102611	15.067599	35.71%	0
2012	9.435613	11.102611	17.67%	0
2011	9.374596	9.435613	0.65%	0
2010	7.696648	9.374596	21.80%	0
2009	5.362252	7.696648	43.53%	0
2008	12.114380	5.362252	-55.74%	0
2007	9.996390	12.114380	21.19%	0
2006	9.637319	9.996390	3.73%	0
2005	8.987214	9.637319	7.23%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2014	18.541565	20.306812	9.52%	0
2013	13.820322	18.541565	34.16%	0
2012	12.249518	13.820322	12.82%	0
2011	12.418141	12.249518	-1.36%	0
2010	10.162366	12.418141	22.20%	0
2009	8.050949	10.162366	26.23%	0
2008	15.490725	8.050949	-48.03%	0
2007	12.396773	15.490725	24.96%	0
2006	11.791270	12.396773	5.14%	0
2005	11.327678	11.791270	4.09%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2014	16.041182	15.970361	-0.44%	0
2013	15.381936	16.041182	4.29%	0
2012	13.675392	15.381936	12.48%	0
2011	13.358714	13.675392	2.37%	0
2010	11.918726	13.358714	12.08%	0
2009	8.416032	11.918726	41.62%	0
2008	11.402019	8.416032	-26.19%	0
2007	11.277015	11.402019	1.11%	0
2006	10.297247	11.277015	9.51%	0
2005	10.196357	10.297247	0.99%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2014	13.481268	14.043129	4.17%	0
2013	13.950172	13.481268	-3.36%	0
2012	13.390631	13.950172	4.18%	0
2011	12.679944	13.390631	5.60%	0
2010	11.954949	12.679944	6.06%	0
2009	10.492401	11.954949	13.94%	0
2008	11.020864	10.492401	-4.80%	0
2007	10.737396	11.020864	2.64%	0
2006	10.451062	10.737396	2.74%	0
2005	10.393570	10.451062	0.55%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2014	15.538440	16.253720	4.60%	335
2013	11.593896	15.538440	34.02%	335
2012	10.257797	11.593896	13.03%	335
2011	11.663733	10.257797	-12.05%	335
2010	9.200402	11.663733	26.77%	336
2009	6.671050	9.200402	37.92%	336
2008	11.196312	6.671050	-40.42%	336
2007	9.843302	11.196312	13.75%	308
2006*	10.000000	9.843302	-1.57%	287
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2014	19.547921	17.683305	-9.54%	0
2013	15.221616	19.547921	28.42%	0
2012	12.820436	15.221616	18.73%	0
2011	15.724428	12.820436	-18.47%	0
2010	14.128098	15.724428	11.30%	0
2009	11.344108	14.128098	24.54%	0
2008	20.517005	11.344108	-44.71%	0
2007	17.772964	20.517005	15.44%	0
2006	15.297418	17.772964	16.18%	0
2005	13.053223	15.297418	17.19%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2014	20.925345	21.990861	5.09%	114
2013	16.285665	20.925345	28.49%	114
2012	13.008694	16.285665	25.19%	115
2011	14.488426	13.008694	-10.21%	115
2010	11.631741	14.488426	24.56%	115
2009	7.502620	11.631741	55.04%	116
2008	15.601198	7.502620	-51.91%	116
2007	15.000119	15.601198	4.01%	116
2006	13.105208	15.000119	14.46%	117
2005	12.972801	13.105208	1.02%	117
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	12.331646	12.492611	1.31%	0
2013	10.114985	12.331646	21.91%	0
2012	8.904117	10.114985	13.60%	0
2011	9.181002	8.904117	-3.02%	0
2010	8.453884	9.181002	8.60%	0
2009	6.589253	8.453884	28.30%	0
2008*	10.000000	6.589253	-34.11%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	14.637928	15.083890	3.05%	0
2013	13.042512	14.637928	12.23%	0
2012	11.754372	13.042512	10.96%	0
2011	11.655097	11.754372	0.85%	0
2010	10.501643	11.655097	10.98%	0
2009	7.862729	10.501643	33.56%	0
2008	11.347958	7.862729	-30.71%	0
2007	11.104529	11.347958	2.19%	0
2006*	10.000000	11.104529	11.05%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	15.337180	15.193357	-0.94%	0
2013	11.428966	15.337180	34.20%	0
2012	9.801171	11.428966	16.61%	0
2011	10.338907	9.801171	-5.20%	0
2010	8.185954	10.338907	26.30%	0
2009	6.434554	8.185954	27.22%	0
2008	9.752789	6.434554	-34.02%	0
2007	10.143557	9.752789	-3.85%	0
2006*	10.000000	10.143557	1.44%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.334052	-6.66%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2014	19.049457	16.720878	-12.22%	0
2013	15.688213	19.049457	21.43%	0
2012	13.430153	15.688213	16.81%	0
2011	15.224526	13.430153	-11.79%	0
2010	14.222374	15.224526	7.05%	0
2009	10.513161	14.222374	35.28%	0
2008	17.859129	10.513161	-41.13%	0
2007	15.660044	17.859129	14.04%	0
2006	13.063390	15.660044	19.88%	0
2005	12.004163	13.063390	8.82%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014*	10.000000	8.646661	-13.53%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.983907	-0.16%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.420270	11.692785	2.39%	0
2013	10.209122	11.420270	11.86%	0
2012*	10.000000	10.209122	2.09%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.895117	10.200841	3.09%	0
2013*	10.000000	9.895117	-1.05%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2014	11.350802	11.740036	3.43%	0
2013	9.660560	11.350802	17.50%	0
2012	8.413803	9.660560	14.82%	0
2011	10.145294	8.413803	-17.07%	0
2010	8.902877	10.145294	13.96%	0
2009	7.549055	8.902877	17.93%	0
2008	12.439008	7.549055	-39.31%	0
2007	11.598891	12.439008	7.24%	0
2006*	10.000000	11.598891	15.99%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2014	12.892957	14.356799	11.35%	0
2013	10.028490	12.892957	28.56%	0
2012	8.793020	10.028490	14.05%	0
2011	9.330339	8.793020	-5.76%	0
2010	7.628231	9.330339	22.31%	0
2009	5.379457	7.628231	41.80%	0
2008	9.097298	5.379457	-40.87%	0
2007	10.312149	9.097298	-11.78%	0
2006*	10.000000	10.312149	3.12%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2014	13.833623	14.540502	5.11%	0
2013	12.283935	13.833623	12.62%	0
2012	11.008710	12.283935	11.58%	0
2011	11.103408	11.008710	-0.85%	0
2010	10.195562	11.103408	8.90%	0
2009	8.239202	10.195562	23.74%	0
2008	11.490037	8.239202	-28.29%	0
2007	11.001693	11.490037	4.44%	0
2006*	10.000000	11.001693	10.02%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2014	14.798903	15.686403	6.00%	0
2013	11.278354	14.798903	31.22%	0
2012	9.913551	11.278354	13.77%	0
2011	10.521534	9.913551	-5.78%	0
2010	9.159756	10.521534	14.87%	0
2009	6.991427	9.159756	31.01%	0
2008	11.527802	6.991427	-39.35%	0
2007	11.383794	11.527802	1.27%	0
2006*	10.000000	11.383794	13.84%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2014	16.707347	16.870401	0.98%	0
2013	15.795660	16.707347	5.77%	0
2012	13.961096	15.795660	13.14%	0
2011	14.178438	13.961096	-1.53%	0
2010	12.469962	14.178438	13.70%	0
2009	7.328317	12.469962	70.16%	0
2008	10.625490	7.328317	-31.03%	0
2007	10.568800	10.625490	0.54%	0
2006*	10.000000	10.568800	5.69%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2014	19.489155	18.931614	-2.86%	0
2013	14.463953	19.489155	34.74%	0
2012	12.287658	14.463953	17.71%	0
2011	13.077044	12.287658	-6.04%	0
2010	10.892292	13.077044	20.06%	0
2009	7.091623	10.892292	53.59%	0
2008	11.723275	7.091623	-39.51%	0
2007	10.796002	11.723275	8.59%	0
2006*	10.000000	10.796002	7.96%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2014	17.244754	17.141173	-0.60%	0
2013	13.131406	17.244754	31.32%	0
2012	11.383158	13.131406	15.36%	0
2011	12.492434	11.383158	-8.88%	0
2010	10.766290	12.492434	16.03%	0
2009	7.594298	10.766290	41.77%	0
2008	10.777996	7.594298	-29.54%	0
2007	10.743245	10.777996	0.32%	0
2006*	10.000000	10.743245	7.43%	0
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series) - Q/NQ
2014	14.094102	15.104536	7.17%	0
2013	10.123726	14.094102	39.22%	0
2012	9.213630	10.123726	9.88%	0
2011	9.540570	9.213630	-3.43%	0
2010	7.444983	9.540570	28.15%	0
2009	5.590692	7.444983	33.17%	0
2008	10.755028	5.590692	-48.02%	0
2007	10.340219	10.755028	4.01%	0
2006*	10.000000	10.340219	3.40%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus Large Growth Series) - Q/NQ
2014	12.132569	13.771521	13.51%	0
2013	9.602318	12.132569	26.35%	0
2012	8.805416	9.602318	9.05%	0
2011	9.343006	8.805416	-5.75%	0
2010	8.131464	9.343006	14.90%	0
2009	6.193861	8.131464	31.28%	0
2008	9.992694	6.193861	-38.02%	0
2007	10.814168	9.992694	-7.60%	0
2006*	10.000000	10.814168	8.14%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	16.078998	17.131536	6.55%	0
2013	11.676881	16.078998	37.70%	0
2012	10.454503	11.676881	11.69%	0
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
2014	18.187208	21.438070	17.87%	0
2013	13.137742	18.187208	38.43%	0
2012	11.032598	13.137742	19.08%	0
2011	10.774692	11.032598	2.39%	0
2010	10.388824	10.774692	3.71%	0
2009	8.260850	10.388824	25.76%	0
2008	11.749454	8.260850	-29.69%	0
2007	10.665000	11.749454	10.17%	0
2006*	10.000000	10.665000	6.65%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
2014	11.392028	12.861755	12.90%	0
2013	11.260011	11.392028	1.17%	0
2012	8.922746	11.260011	26.19%	0
2011	9.689013	8.922746	-7.91%	0
2010	8.370485	9.689013	15.75%	0
2009	6.461002	8.370485	29.55%	0
2008	11.850539	6.461002	-45.48%	0
2007	12.737583	11.850539	-6.96%	0
2006*	10.000000	12.737583	27.38%	0
Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
2014	22.437548	22.174206	-1.17%	0
2013	19.139981	22.437548	17.23%	0
2012	16.819614	19.139981	13.80%	0
2011	18.309622	16.819614	-8.14%	0
2010	16.469708	18.309622	11.17%	0
2009	12.363328	16.469708	33.21%	0
2008	21.053292	12.363328	-41.28%	0
2007	18.632898	21.053292	12.99%	0
2006	14.751026	18.632898	26.32%	0
2005	12.698388	14.751026	16.16%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.584499	12.912582	2.61%	0
2013	9.945246	12.584499	26.54%	0
2012*	10.000000	9.945246	-0.55%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	13.088199	13.883485	6.08%	0
2013	9.727018	13.088199	34.56%	0
2012*	10.000000	9.727018	-2.73%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	30.070173	28.059565	-6.69%	0
2013	24.396615	30.070173	23.26%	0
2012	20.783511	24.396615	17.38%	0
2011	22.737900	20.783511	-8.60%	0
2010	21.241206	22.737900	7.05%	0
2009	17.245268	21.241206	23.17%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	24.811322	24.904659	0.38%	0
2013	22.795703	24.811322	8.84%	0
2012	19.507277	22.795703	16.86%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	22.147186	23.531700	6.25%	0
2013	17.303914	22.147186	27.99%	0
2012	15.470246	17.303914	11.85%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	13.633848	14.566503	6.84%	0
2013	10.575148	13.633848	28.92%	0
2012	8.668397	10.575148	22.00%	0
2011	9.456593	8.668397	-8.33%	0
2010	9.016324	9.456593	4.88%	0
2009	6.268928	9.016324	43.83%	0
2008	11.428589	6.268928	-45.15%	0
2007	8.492349	11.428589	34.58%	0
2006	7.901043	8.492349	7.48%	0
2005	7.126209	7.901043	10.87%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	6.859828	7.388539	7.71%	0
2013	5.143812	6.859828	33.36%	0
2012	4.383012	5.143812	17.36%	0
2011	4.871385	4.383012	-10.03%	0
2010	3.975587	4.871385	22.53%	0
2009	2.572472	3.975587	54.54%	0
2008	4.661468	2.572472	-44.81%	0
2007	3.888995	4.661468	19.86%	0
2006	3.661446	3.888995	6.21%	0
2005	3.332166	3.661446	9.88%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	14.103267	12.210559	-13.42%	295
2013	12.528714	14.103267	12.57%	296
2012	11.238620	12.528714	11.48%	296
2011	16.862684	11.238620	-33.35%	0
2010	13.693467	16.862684	23.14%	0
2009	7.763332	13.693467	76.39%	0
2008	16.499263	7.763332	-52.95%	0
2007	13.085427	16.499263	26.09%	0
2006	9.059618	13.085427	44.44%	0
2005	6.970674	9.059618	29.97%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2014	22.053147	25.004015	13.38%	0
2013	16.922628	22.053147	30.32%	0
2012	14.272624	16.922628	18.57%	0
2011	14.183043	14.272624	0.63%	0
2010	11.663313	14.183043	21.60%	0
2009	9.345851	11.663313	24.80%	0
2008	14.205869	9.345851	-34.21%	0
2007	14.077968	14.205869	0.91%	0
2006	12.231867	14.077968	15.09%	0
2005	11.370133	12.231867	7.58%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014*	10.000000	9.440439	-5.60%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	22.248303	20.272141	-8.88%	0
2013	15.994317	22.248303	39.10%	0
2012	13.431539	15.994317	19.08%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	19.943858	21.648929	8.55%	0
2013	14.932191	19.943858	33.56%	0
2012	13.082318	14.932191	14.14%	0
2011	13.343369	13.082318	-1.96%	0
2010	12.180267	13.343369	9.55%	0
2009	10.098507	12.180267	20.61%	0
2008	15.243699	10.098507	-33.75%	0
2007	14.384752	15.243699	5.97%	0
2006	12.118222	14.384752	18.70%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.910887	14.853591	-0.38%	0
2013	11.860324	14.910887	25.72%	0
2012	10.386610	11.860324	14.19%	0
2011	10.735263	10.386610	-3.25%	0
2010*	10.000000	10.735263	7.35%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2014	10.811358	11.855708	9.66%	0
2013	8.459946	10.811358	27.79%	0
2012	7.532835	8.459946	12.31%	0
2011	7.700493	7.532835	-2.18%	0
2010	6.555835	7.700493	17.46%	0
2009	4.986558	6.555835	31.47%	0
2008	8.259649	4.986558	-39.63%	0
2007	7.015054	8.259649	17.74%	0
2006	6.707862	7.015054	4.58%	0
2005	6.394073	6.707862	4.91%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2014	20.222598	22.532409	11.42%	0
2013	15.565286	20.222598	29.92%	0
2012	13.782052	15.565286	12.94%	0
2011	13.901600	13.782052	-0.86%	0
2010	12.438437	13.901600	11.76%	0
2009*	10.000000	12.438437	24.38%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	13.949176	14.425632	3.42%	0
2013	11.486841	13.949176	21.44%	0
2012	10.078216	11.486841	13.98%	0
2011	10.137186	10.078216	-0.58%	0
2010	9.187384	10.137186	10.34%	0
2009	7.557697	9.187384	21.56%	0
2008	10.926297	7.557697	-30.83%	0
2007	10.451726	10.926297	4.54%	0
2006*	10.000000	10.451726	4.52%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	11.195652	11.576733	3.40%	0
2013	11.666419	11.195652	-4.04%	0
2012	11.284076	11.666419	3.39%	0
2011	10.835256	11.284076	4.14%	0
2010	10.378523	10.835256	4.40%	0
2009	9.395078	10.378523	10.47%	0
2008	10.582931	9.395078	-11.22%	0
2007	10.433824	10.582931	1.43%	0
2006*	10.000000	10.433824	4.34%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	15.210958	15.257817	0.31%	0
2013	12.004302	15.210958	26.71%	0
2012	9.982671	12.004302	20.25%	0
2011	11.174715	9.982671	-10.67%	0
2010	10.192912	11.174715	9.63%	0
2009	7.307804	10.192912	39.48%	0
2008	12.090799	7.307804	-39.56%	0
2007	10.734006	12.090799	12.64%	0
2006*	10.000000	10.734006	7.34%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	13.707124	14.590661	6.45%	0
2013	10.736608	13.707124	27.67%	0
2012	9.284769	10.736608	15.64%	0
2011	9.889514	9.284769	-6.12%	0
2010	8.494561	9.889514	16.42%	0
2009	6.213995	8.494561	36.70%	0
2008	11.308815	6.213995	-45.05%	0
2007	10.261053	11.308815	10.21%	0
2006*	10.000000	10.261053	2.61%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	12.225884	13.274140	8.57%	0
2013	9.334537	12.225884	30.97%	0
2012	8.095662	9.334537	15.30%	0
2011	8.406630	8.095662	-3.70%	0
2010	7.690526	8.406630	9.31%	0
2009	5.974146	7.690526	28.73%	0
2008	9.792857	5.974146	-38.99%	0
2007*	10.000000	9.792857	-2.07%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	19.968287	20.170394	1.01%	0
2013	18.933351	19.968287	5.47%	0
2012	16.779774	18.933351	12.83%	0
2011	16.408272	16.779774	2.26%	0
2010	14.721522	16.408272	11.46%	0
2009	10.236784	14.721522	43.81%	0
2008	14.432295	10.236784	-29.07%	0
2007	14.207908	14.432295	1.58%	0
2006	13.040874	14.207908	8.95%	0
2005	12.931102	13.040874	0.85%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2014	17.642254	18.970845	7.53%	0
2013	13.204640	17.642254	33.61%	0
2012	11.316625	13.204640	16.68%	0
2011	11.762107	11.316625	-3.79%	0
2010	10.314299	11.762107	14.04%	0
2009	8.145827	10.314299	26.62%	0
2008	13.125312	8.145827	-37.94%	0
2007	13.628411	13.125312	-3.69%	0
2006	11.936752	13.628411	14.17%	0
2005	11.624315	11.936752	2.69%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2014	12.503488	13.128724	5.00%	0
2013	8.826188	12.503488	41.66%	0
2012	7.662684	8.826188	15.18%	0
2011	8.801821	7.662684	-12.94%	0
2010	7.729430	8.801821	13.87%	0
2009	5.130170	7.729430	50.67%	0
2008*	10.000000	5.130170	-48.70%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2014	13.809694	15.044793	8.94%	0
2013	10.103238	13.809694	36.69%	0
2012	9.199592	10.103238	9.82%	0
2011	9.646129	9.199592	-4.63%	0
2010	7.924306	9.646129	21.73%	0
2009	6.116244	7.924306	29.56%	0
2008*	10.000000	6.116244	-38.84%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	12.309310	12.669896	2.93%	0
2013	9.651801	12.309310	27.53%	0
2012	8.436374	9.651801	14.41%	0
2011	9.148112	8.436374	-7.78%	0
2010	8.079041	9.148112	13.23%	0
2009	6.348539	8.079041	27.26%	0
2008*	10.000000	6.348539	-36.51%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.187106	12.520180	2.73%	0
2013	10.790994	12.187106	12.94%	0
2012	9.864594	10.790994	9.39%	0
2011	10.151038	9.864594	-2.82%	0
2010	9.334244	10.151038	8.75%	0
2009	7.908776	9.334244	18.02%	0
2008*	10.000000	7.908776	-20.91%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.372459	12.759356	3.13%	0
2013	10.359815	12.372459	19.43%	0
2012	9.255266	10.359815	11.93%	0
2011	9.731444	9.255266	-4.89%	0
2010	8.790510	9.731444	10.70%	0
2009	7.187575	8.790510	22.30%	0
2008*	10.000000	7.187575	-28.12%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.596375	11.803545	1.79%	0
2013	11.219522	11.596375	3.36%	0
2012	10.596201	11.219522	5.88%	0
2011	10.607527	10.596201	-0.11%	0
2010	10.083319	10.607527	5.20%	0
2009	9.057536	10.083319	11.33%	0
2008*	10.000000	9.057536	-9.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.811191	10.889702	0.73%	0
2013*	10.000000	10.811191	8.11%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.949532	10.894591	-0.50%	0
2013*	10.000000	10.949532	9.50%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.284112	12.652825	3.00%	0
2013	10.586292	12.284112	16.04%	0
2012	9.564729	10.586292	10.68%	0
2011	9.941983	9.564729	-3.79%	0
2010	9.062813	9.941983	9.70%	0
2009	7.544912	9.062813	20.12%	0
2008*	10.000000	7.544912	-24.55%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	12.321460	12.690284	2.99%	0
2013	10.065473	12.321460	22.41%	0
2012	8.918301	10.065473	12.86%	0
2011	9.497527	8.918301	-6.10%	0
2010	8.509389	9.497527	11.61%	0
2009	6.824993	8.509389	24.68%	0
2008*	10.000000	6.824993	-31.75%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	12.038041	12.341521	2.52%	0
2013	10.986603	12.038041	9.57%	0
2012	10.136240	10.986603	8.39%	0
2011	10.318164	10.136240	-1.76%	0
2010	9.607347	10.318164	7.40%	0
2009	8.288260	9.607347	15.92%	0
2008*	10.000000	8.288260	-17.12%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2014	11.978102	12.394872	3.48%	0
2013	12.397493	11.978102	-3.38%	0
2012	11.681023	12.397493	6.13%	0
2011	11.124752	11.681023	5.00%	0
2010	10.549709	11.124752	5.45%	0
2009	9.845494	10.549709	7.15%	0
2008*	10.000000	9.845494	-1.55%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.766100	13.188452	3.31%	0
2013	13.231603	12.766100	-3.52%	0
2012	12.540931	13.231603	5.51%	0
2011	12.005371	12.540931	4.46%	0
2010	11.273445	12.005371	6.49%	0
2009	9.829489	11.273445	14.69%	0
2008*	10.000000	9.829489	-1.71%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014	22.182126	20.646201	-6.92%	0
2013	22.353257	22.182126	-0.77%	0
2012	19.360919	22.353257	15.46%	0
2011	25.320932	19.360919	-23.54%	0
2010	22.127024	25.320932	14.43%	0
2009	13.755036	22.127024	60.86%	0
2008	33.063004	13.755036	-58.40%	0
2007	23.058810	33.063004	43.39%	0
2006	17.121952	23.058810	34.67%	0
2005	13.104750	17.121952	30.65%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	15.196750	15.652731	3.00%	0
2013	16.080324	15.196750	-5.49%	0
2012	15.841556	16.080324	1.51%	0
2011	14.994272	15.841556	5.65%	0
2010	14.527898	14.994272	3.21%	0
2009	14.362980	14.527898	1.15%	0
2008	13.536704	14.362980	6.10%	0
2007	12.825824	13.536704	5.54%	0
2006	12.599616	12.825824	1.80%	0
2005	12.386709	12.599616	1.72%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2014	13.621215	13.356723	-1.94%	0
2013	11.735773	13.621215	16.07%	0
2012	10.306277	11.735773	13.87%	0
2011	11.595202	10.306277	-11.12%	0
2010	10.390629	11.595202	11.59%	0
2009	8.131881	10.390629	27.78%	0
2008	15.304786	8.131881	-46.87%	0
2007	12.221441	15.304786	25.23%	0
2006	9.330986	12.221441	30.98%	0
2005	7.274894	9.330986	28.26%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	10.465650	9.670779	-7.60%	0
2013	8.780151	10.465650	19.20%	0
2012	7.540827	8.780151	16.43%	0
2011	8.784189	7.540827	-14.15%	0
2010	8.303543	8.784189	5.79%	0
2009	6.554722	8.303543	26.68%	0
2008	11.693487	6.554722	-43.95%	0
2007	10.853520	11.693487	7.74%	0
2006*	10.000000	10.853520	8.54%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	18.242287	18.864452	3.41%	0
2013	14.554321	18.242287	25.34%	0
2012	12.748966	14.554321	14.16%	0
2011	13.472382	12.748966	-5.37%	0
2010	11.931917	13.472382	12.91%	0
2009	9.522873	11.931917	25.30%	0
2008	15.308184	9.522873	-37.79%	0
2007	14.668581	15.308184	4.36%	0
2006	12.741978	14.668581	15.12%	0
2005	11.984875	12.741978	6.32%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.910100	15.359866	3.02%	0
2013	13.345609	14.910100	11.72%	0
2012	12.386680	13.345609	7.74%	0
2011	12.464635	12.386680	-0.63%	0
2010	11.523426	12.464635	8.17%	0
2009*	10.000000	11.523426	15.23%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.930775	17.546007	3.63%	0
2013	14.384375	16.930775	17.70%	0
2012	13.010184	14.384375	10.56%	0
2011	13.332645	13.010184	-2.42%	0
2010	12.082047	13.332645	10.35%	0
2009*	10.000000	12.082047	20.82%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	13.493980	13.808656	2.33%	0
2013	13.068055	13.493980	3.26%	0
2012	12.614655	13.068055	3.59%	0
2011	12.441672	12.614655	1.39%	0
2010	11.928224	12.441672	4.30%	0
2009	11.101361	11.928224	7.45%	0
2008	11.992742	11.101361	-7.43%	0
2007	11.554601	11.992742	3.79%	0
2006	11.049006	11.554601	4.58%	0
2005	10.857746	11.049006	1.76%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.646159	10.743986	0.92%	0
2013*	10.000000	10.646159	6.46%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.734514	10.756801	0.21%	0
2013*	10.000000	10.734514	7.35%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	16.308356	16.896017	3.60%	0
2013	14.196190	16.308356	14.88%	0
2012	13.006607	14.196190	9.15%	0
2011	13.209596	13.006607	-1.54%	0
2010	12.091079	13.209596	9.25%	0
2009	10.303566	12.091079	17.35%	0
2008	13.619819	10.303566	-24.35%	0
2007	13.087664	13.619819	4.07%	0
2006	11.931793	13.087664	9.69%	0
2005	11.498473	11.931793	3.77%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	17.590425	18.185452	3.38%	0
2013	14.592735	17.590425	20.54%	0
2012	13.023413	14.592735	12.05%	0
2011	13.508611	13.023413	-3.59%	0
2010	12.154289	13.508611	11.14%	0
2009	9.919721	12.154289	22.53%	0
2008	14.678830	9.919721	-32.42%	0
2007	14.040065	14.678830	4.55%	0
2006	12.443859	14.040065	12.83%	0
2005	11.798411	12.443859	5.47%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	15.138547	15.618186	3.17%	0
2013	13.909287	15.138547	8.84%	0
2012	13.070731	13.909287	6.42%	0
2011	13.001188	13.070731	0.53%	0
2010	12.163228	13.001188	6.89%	0
2009	10.778891	12.163228	12.84%	0
2008	12.880912	10.778891	-16.32%	0
2007	12.354247	12.880912	4.26%	0
2006	11.567555	12.354247	6.80%	0
2005	11.239043	11.567555	2.92%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2014	21.004229	22.509777	7.17%	76
2013	15.598716	21.004229	34.65%	76
2012	13.343510	15.598716	16.90%	76
2011	13.855790	13.343510	-3.70%	76
2010	12.928952	13.855790	7.17%	76
2009*	10.000000	12.928952	29.29%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.935392	-0.65%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.131414	1.31%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	39.189935	42.238554	7.78%	0
2013	29.903839	39.189935	31.05%	0
2012	25.844457	29.903839	15.71%	0
2011	26.922228	25.844457	-4.00%	0
2010	21.657282	26.922228	24.31%	0
2009	16.077655	21.657282	34.70%	0
2008	25.690552	16.077655	-37.42%	0
2007	24.250660	25.690552	5.94%	0
2006	22.403405	24.250660	8.25%	0
2005	20.288824	22.403405	10.42%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	10.915836	10.752100	-1.50%	0
2013	11.082065	10.915836	-1.50%	0
2012	11.251291	11.082065	-1.50%	0
2011	11.422145	11.251291	-1.50%	0
2010	11.596067	11.422145	-1.50%	0
2009	11.767718	11.596067	-1.46%	0
2008	11.706507	11.767718	0.52%	0
2007	11.342165	11.706507	3.21%	0
2006	11.015384	11.342165	2.97%	0
2005	10.892063	11.015384	1.13%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	17.446337	17.852042	2.33%	0
2013	17.913443	17.446337	-2.61%	0
2012	16.202156	17.913443	10.56%	0
2011	15.583700	16.202156	3.97%	0
2010	14.306279	15.583700	8.93%	0
2009	11.677180	14.306279	22.51%	0
2008	14.333485	11.677180	-18.53%	0
2007	13.909639	14.333485	3.05%	0
2006	13.469205	13.909639	3.27%	0
2005	13.382009	13.469205	0.65%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2014	18.424127	17.964790	-2.49%	0
2013	15.412175	18.424127	19.54%	0
2012	13.498743	15.412175	14.17%	0
2011	15.112756	13.498743	-10.68%	0
2010	13.442337	15.112756	12.43%	0
2009*	10.000000	13.442337	34.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2014*	10.000000	9.014013	-9.86%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2014	13.330862	14.501227	8.78%	0
2013	10.044301	13.330862	32.72%	0
2012	8.764236	10.044301	14.61%	0
2011	9.163741	8.764236	-4.36%	0
2010	8.054001	9.163741	13.78%	0
2009	6.300524	8.054001	27.83%	0
2008*	10.000000	6.300524	-36.99%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2014	14.948168	16.272629	8.86%	0
2013	11.204849	14.948168	33.41%	0
2012	9.656095	11.204849	16.04%	0
2011	10.409772	9.656095	-7.24%	0
2010*	10.000000	10.409772	4.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.481965	13.554112	8.59%	0
2013	9.384732	12.481965	33.00%	0
2012	8.102602	9.384732	15.82%	0
2011	8.759418	8.102602	-7.50%	0
2010	7.887411	8.759418	11.06%	0
2009	6.284757	7.887411	25.50%	0
2008*	10.000000	6.284757	-37.15%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2014	14.208473	14.560030	2.47%	0
2013	10.381617	14.208473	36.86%	0
2012	9.172945	10.381617	13.18%	0
2011	9.723625	9.172945	-5.66%	0
2010	7.783988	9.723625	24.92%	0
2009	6.216511	7.783988	25.21%	0
2008*	10.000000	6.216511	-37.83%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.928741	17.207586	15.26%	0
2013	11.170595	14.928741	33.64%	0
2012	9.747754	11.170595	14.60%	0
2011	10.131081	9.747754	-3.78%	0
2010	8.597378	10.131081	17.84%	0
2009	6.689909	8.597378	28.51%	0
2008*	10.000000	6.689909	-33.10%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014	21.274592	21.544632	1.27%	0
2013	14.968726	21.274592	42.13%	0
2012	13.396958	14.968726	11.73%	0
2011	13.689306	13.396958	-2.14%	0
2010	11.078364	13.689306	23.57%	0
2009	8.823919	11.078364	25.55%	0
2008	16.719936	8.823919	-47.23%	0
2007	15.467798	16.719936	8.10%	0
2006	15.214808	15.467798	1.66%	0
2005	14.289660	15.214808	6.47%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014	49.426430	52.103740	5.42%	0
2013	35.739678	49.426430	38.30%	0
2012	30.125817	35.739678	18.63%	0
2011	32.217265	30.125817	-6.49%	0
2010	25.834325	32.217265	24.71%	0
2009	20.780205	25.834325	24.32%	0
2008	31.094922	20.780205	-33.17%	0
2007	33.908952	31.094922	-8.30%	0
2006	29.348465	33.908952	15.54%	0
2005	28.905822	29.348465	1.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014	40.399731	40.118071	-0.70%	0
2013	29.107609	40.399731	38.79%	0
2012	25.585480	29.107609	13.77%	0
2011	27.503258	25.585480	-6.97%	0
2010	22.280410	27.503258	23.44%	0
2009	16.792408	22.280410	32.68%	0
2008	27.581842	16.792408	-39.12%	0
2007	27.419590	27.581842	0.59%	0
2006	24.845062	27.419590	10.36%	0
2005	22.456273	24.845062	10.64%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2014	16.948094	18.721822	10.47%	0
2013	13.124213	16.948094	29.14%	0
2012	11.666244	13.124213	12.50%	0
2011	11.781243	11.666244	-0.98%	0
2010	10.542591	11.781243	11.75%	0
2009	8.488044	10.542591	24.21%	0
2008	14.744782	8.488044	-42.43%	0
2007	13.838380	14.744782	6.55%	0
2006	12.363615	13.838380	11.93%	0
2005	11.682001	12.363615	5.83%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2014	11.217255	14.240589	26.95%	331
2013	11.051541	11.217255	1.50%	332
2012	9.690417	11.051541	14.05%	332
2011	9.237175	9.690417	4.91%	332
2010	7.203521	9.237175	28.23%	332
2009	5.589702	7.203521	28.87%	333
2008*	10.000000	5.589702	-44.10%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.683009	13.012667	11.38%	0
2013*	10.000000	11.683009	16.83%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.511125	10.404610	-1.01%	0
2013	10.659964	10.511125	-1.40%	0
2012	10.454338	10.659964	1.97%	0
2011	10.477107	10.454338	-0.22%	0
2010	10.385334	10.477107	0.88%	0
2009	9.843634	10.385334	5.50%	0
2008*	10.000000	9.843634	-1.56%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.552670	12.927151	2.98%	0
2013*	10.000000	12.552670	25.53%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	16.243345	14.696173	-9.52%	0
2013	13.731408	16.243345	18.29%	0
2012	11.659822	13.731408	17.77%	0
2011	13.516785	11.659822	-13.74%	0
2010	12.903630	13.516785	4.75%	0
2009*	10.000000	12.903630	29.04%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	10.460984	10.366908	-0.90%	0
2013	10.555181	10.460984	-0.89%	0
2012	10.244547	10.555181	3.03%	0
2011	10.370178	10.244547	-1.21%	0
2010	9.999600	10.370178	3.71%	0
2009	8.958025	9.999600	11.63%	0
2008	10.505182	8.958025	-14.73%	0
2007	10.180267	10.505182	3.19%	0
2006	9.918119	10.180267	2.64%	0
2005	9.925486	9.918119	-0.07%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	17.674803	18.013898	1.92%	0
2013	12.304206	17.674803	43.65%	0
2012	11.479389	12.304206	7.19%	0
2011	11.778758	11.479389	-2.54%	0
2010	9.997385	11.778758	17.82%	0
2009	8.268264	9.997385	20.91%	0
2008	13.868982	8.268264	-40.38%	0
2007	14.009236	13.868982	-1.00%	0
2006	13.512331	14.009236	3.68%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	18.612895	20.237085	8.73%	0
2013	13.732385	18.612895	35.54%	0
2012	12.562667	13.732385	9.31%	0
2011	13.158950	12.562667	-4.53%	0
2010	10.873942	13.158950	21.01%	0
2009	8.399779	10.873942	29.46%	0
2008	14.082459	8.399779	-40.35%	0
2007	13.286513	14.082459	5.99%	0
2006	11.862757	13.286513	12.00%	0
2005	11.270076	11.862757	5.26%	0
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2014	21.793552	24.774396	13.68%	0
2013	17.053633	21.793552	27.79%	0
2012	15.171824	17.053633	12.40%	0
2011	15.581455	15.171824	-2.63%	0
2010	14.457152	15.581455	7.78%	0
2009	10.156003	14.457152	42.35%	0
2008	18.925714	10.156003	-46.34%	0
2007	16.833637	18.925714	12.43%	0
2006	15.830998	16.833637	6.33%	0
2005	15.291700	15.830998	3.53%	0
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2014	21.661813	22.571024	4.20%	57
2013	16.172103	21.661813	33.95%	57
2012	14.099927	16.172103	14.70%	57
2011	14.159062	14.099927	-0.42%	57
2010	11.277175	14.159062	25.56%	57
2009	8.633683	11.277175	30.62%	58
2008	17.209838	8.633683	-49.83%	58
2007	16.432771	17.209838	4.73%	58
2006	16.203447	16.432771	1.42%	58
2005	14.644219	16.203447	10.65%	58

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2014	17.890508	18.026081	0.76%	0
2013	14.266961	17.890508	25.40%	0
2012	11.944674	14.266961	19.44%	0
2011	13.222428	11.944674	-9.66%	0
2010	11.575585	13.222428	14.23%	0
2009	8.407890	11.575585	37.68%	0
2008	14.271766	8.407890	-41.09%	0
2007	13.629059	14.271766	4.72%	0
2006	11.756121	13.629059	15.93%	0
2005	10.440758	11.756121	12.60%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2014	9.986329	10.115757	1.30%	0
2013	10.151842	9.986329	-1.63%	0
2012*	10.000000	10.151842	1.52%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	9.021770	-9.78%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2014	19.833738	21.627270	9.04%	0
2013	15.280495	19.833738	29.80%	0
2012	13.274169	15.280495	15.11%	0
2011	13.477836	13.274169	-1.51%	0
2010	11.784682	13.477836	14.37%	0
2009	9.326193	11.784682	26.36%	0
2008	15.388393	9.326193	-39.39%	0
2007	14.962113	15.388393	2.85%	0
2006	13.205210	14.962113	13.30%	0
2005	12.649738	13.205210	4.39%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2014	15.209775	16.769467	10.25%	338
2013	10.950001	15.209775	38.90%	338
2012	9.422319	10.950001	16.21%	338
2011	9.781928	9.422319	-3.68%	339
2010	8.047221	9.781928	21.56%	339
2009	5.954845	8.047221	35.14%	339
2008	9.724370	5.954845	-38.76%	340
2007	9.994196	9.724370	-2.70%	307
2006*	10.000000	9.994196	-0.06%	286
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.462421	10.352353	-1.05%	0
2013	10.610149	10.462421	-1.39%	0
2012*	10.000000	10.610149	6.10%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014*	10.000000	9.687730	-3.12%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.914392	11.770993	-1.20%	0
2013	12.945992	11.914392	-7.97%	0
2012	12.490136	12.945992	3.65%	0
2011	11.695500	12.490136	6.79%	0
2010	10.856139	11.695500	7.73%	0
2009*	10.000000	10.856139	8.56%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.538994	11.450958	-0.76%	0
2013	11.741977	11.538994	-1.73%	0
2012	11.273050	11.741977	4.16%	0
2011	11.330057	11.273050	-0.50%	0
2010	10.935503	11.330057	3.61%	0
2009*	10.000000	10.935503	9.36%	0
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2014	13.210883	13.414984	1.54%	0
2013	14.773825	13.210883	-10.58%	0
2012	13.791965	14.773825	7.12%	0
2011	12.538344	13.791965	10.00%	0
2010	11.774218	12.538344	6.49%	0
2009	10.100445	11.774218	16.57%	0
2008	11.028989	10.100445	-8.42%	0
2007	10.120458	11.028989	8.98%	0
2006*	10.000000	10.120458	1.20%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2014	14.578991	14.973628	2.71%	0
2013	15.096227	14.578991	-3.43%	0
2012	13.984209	15.096227	7.95%	0
2011	13.702636	13.984209	2.05%	0
2010	12.867331	13.702636	6.49%	0
2009	11.456166	12.867331	12.32%	0
2008	11.103352	11.456166	3.18%	0
2007	10.366984	11.103352	7.10%	0
2006*	10.000000	10.366984	3.67%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.395694	10.666500	2.60%	0
2013	10.775226	10.395694	-3.52%	0
2012	9.990587	10.775226	7.85%	0
2011*	10.000000	9.990587	-0.09%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2014	13.707286	13.018492	-5.03%	0
2013	11.502089	13.707286	19.17%	0
2012	10.852364	11.502089	5.99%	0
2011	12.534159	10.852364	-13.42%	0
2010	9.791276	12.534159	28.01%	0
2009	6.289634	9.791276	55.67%	0
2008	11.256238	6.289634	-44.12%	0
2007	10.991407	11.256238	2.41%	0
2006*	10.000000	10.991407	9.91%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	21.903420	28.311582	29.26%	0
2013	14.774016	21.903420	48.26%	0
2012	11.450026	14.774016	29.03%	0
2011	10.530386	11.450026	8.73%	0
2010*	10.000000	10.530386	5.30%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2014	11.989920	12.737777	6.24%	0
2013	12.211221	11.989920	-1.81%	0
2012	11.328212	12.211221	7.79%	0
2011	10.885477	11.328212	4.07%	0
2010	10.314278	10.885477	5.54%	0
2009	9.550224	10.314278	8.00%	0
2008	10.797546	9.550224	-11.55%	0
2007	10.395936	10.797546	3.86%	0
2006*	10.000000	10.395936	3.96%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2014	41.050991	41.618939	1.38%	0
2013	45.672483	41.050991	-10.12%	0
2012	39.309176	45.672483	16.19%	0
2011	37.284043	39.309176	5.43%	0
2010	34.490539	37.284043	8.10%	0
2009	26.891737	34.490539	28.26%	0
2008	32.110447	26.891737	-16.25%	0
2007	30.603032	32.110447	4.93%	0
2006	28.037652	30.603032	9.15%	0
2005	25.356933	28.037652	10.57%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
2014	16.142457	16.242914	0.62%	0
2013	14.134294	16.142457	14.21%	0
2012	12.604929	14.134294	12.13%	0
2011	13.285251	12.604929	-5.12%	0
2010	12.762092	13.285251	4.10%	0
2009	9.776243	12.762092	30.54%	0
2008	17.924126	9.776243	-45.46%	0
2007	15.881416	17.924126	12.86%	0
2006	12.884245	15.881416	23.26%	0
2005	11.776394	12.884245	9.41%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2014	56.491064	55.412702	-1.91%	0
2013	51.197222	56.491064	10.34%	0
2012	40.042554	51.197222	27.86%	0
2011	54.740934	40.042554	-26.85%	0
2010	43.813936	54.740934	24.94%	0
2009	20.865450	43.813936	109.98%	0
2008	60.148122	20.865450	-65.31%	0
2007	44.376351	60.148122	35.54%	0
2006	32.295777	44.376351	37.41%	0
2005	24.838435	32.295777	30.02%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	47.897657	38.165631	-20.32%	0
2013	43.992884	47.897657	8.88%	0
2012	43.201636	43.992884	1.83%	0
2011	52.494310	43.201636	-17.70%	0
2010	41.237130	52.494310	27.30%	0
2009	26.575168	41.237130	55.17%	0
2008	50.080524	26.575168	-46.94%	0
2007	34.980940	50.080524	43.17%	0
2006	28.525563	34.980940	22.63%	0
2005	19.092790	28.525563	49.40%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.458766	8.308666	-20.56%	0
2013	9.626904	10.458766	8.64%	0
2012*	10.000000	9.626904	-3.73%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	24.113171	23.305437	-3.35%	0
2013	16.295076	24.113171	47.98%	0
2012	15.336646	16.295076	6.25%	0
2011	16.319922	15.336646	-6.03%	0
2010	13.069260	16.319922	24.87%	0
2009*	10.000000	13.069260	30.69%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.170882	11.460383	2.59%	0
2013	10.137071	11.170882	10.20%	0
2012*	10.000000	10.137071	1.37%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	24.930243	26.739524	7.26%	0
2013	18.398317	24.930243	35.50%	0
2012	15.775111	18.398317	16.63%	0
2011	17.534886	15.775111	-10.04%	0
2010	14.069675	17.534886	24.63%	0
2009	10.017824	14.069675	40.45%	0
2008	15.837244	10.017824	-36.75%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	13.080316	13.302495	1.70%	59
2013	14.517248	13.080316	-9.90%	59
2012	13.732125	14.517248	5.72%	59
2011	12.481724	13.732125	10.02%	59
2010	12.060795	12.481724	3.49%	59
2009	11.115274	12.060795	8.51%	59
2008	11.472534	11.115274	-3.11%	59
2007	10.643627	11.472534	7.79%	33
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2014	19.547713	21.651009	10.76%	0
2013	14.618692	19.547713	33.72%	0
2012	12.941263	14.618692	12.96%	0
2011	12.747859	12.941263	1.52%	0
2010	11.343661	12.747859	12.38%	0
2009	9.756634	11.343661	16.27%	0
2008	15.150584	9.756634	-35.60%	0
2007	15.400828	15.150584	-1.62%	0
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2014	19.137281	17.803094	-6.97%	0
2013	15.879688	19.137281	20.51%	0
2012	13.312988	15.879688	19.28%	0
2011	15.373629	13.312988	-13.40%	0
2010	13.783241	15.373629	11.54%	0
2009	10.466302	13.783241	31.69%	0
2008	19.267971	10.466302	-45.68%	0
2007	16.579251	19.267971	16.22%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2014	17.033183	19.523214	14.62%	0
2013	13.296843	17.033183	28.10%	0
2012	11.610846	13.296843	14.52%	0
2011	11.875646	11.610846	-2.23%	0
2010	10.114983	11.875646	17.41%	0
2009	7.906617	10.114983	27.93%	0
2008	10.616031	7.906617	-25.52%	0
2007	11.038582	10.616031	-3.83%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2014	27.230806	30.315369	11.33%	0
2013	20.997530	27.230806	29.69%	0
2012	18.615545	20.997530	12.80%	0
2011	18.718136	18.615545	-0.55%	0
2010	16.762603	18.718136	11.67%	0
2009	14.204930	16.762603	18.01%	0
2008	19.705270	14.204930	-27.91%	0
2007	21.101512	19.705270	-6.62%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	15.066151	15.119219	0.35%	0
2013	13.375164	15.066151	12.64%	0
2012	12.354851	13.375164	8.26%	0
2011	13.023023	12.354851	-5.13%	0
2010	12.051594	13.023023	8.06%	0
2009*	10.000000	12.051594	20.52%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.213897	12.700163	3.98%	0
2013*	10.000000	12.213897	22.14%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.871107	8.71%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	23.304532	24.118350	3.49%	0
2013	16.822141	23.304532	38.53%	0
2012	14.763549	16.822141	13.94%	0
2011	14.911599	14.763549	-0.99%	0
2010	12.037287	14.911599	23.88%	0
2009	9.779387	12.037287	23.09%	0
2008	14.378592	9.779387	-31.99%	0
2007	14.702514	14.378592	-2.20%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2014	16.046763	17.923319	11.69%	0
2013	12.132491	16.046763	32.26%	0
2012	11.006002	12.132491	10.24%	0
2011	11.079069	11.006002	-0.66%	0
2010	9.801238	11.079069	13.04%	0
2009	7.443071	9.801238	31.68%	0
2008	11.529422	7.443071	-35.44%	0
2007	10.865963	11.529422	6.11%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2014	18.853784	21.053358	11.67%	0
2013	14.504898	18.853784	29.98%	0
2012	12.730304	14.504898	13.94%	0
2011	12.692005	12.730304	0.30%	0
2010	11.225947	12.692005	13.06%	0
2009	9.025801	11.225947	24.38%	0
2008	14.585446	9.025801	-38.12%	0
2007	14.076570	14.585446	3.62%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2014	19.705623	20.969981	6.42%	0
2013	16.527811	19.705623	19.23%	0
2012	15.202910	16.527811	8.71%	0
2011	14.165149	15.202910	7.33%	0
2010	12.476865	14.165149	13.53%	0
2009	10.340571	12.476865	20.66%	0
2008	14.909523	10.340571	-30.64%	0
2007	14.137200	14.909523	5.46%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014*	10.000000	9.895079	-1.05%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2014	16.950169	17.320426	2.18%	0
2013	17.040665	16.950169	-0.53%	0
2012	15.775874	17.040665	8.02%	0
2011	15.667536	15.775874	0.69%	0
2010	14.666819	15.667536	6.82%	0
2009	12.369872	14.666819	18.57%	0
2008	13.552311	12.369872	-8.72%	0
2007	13.063536	13.552311	3.74%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2014	13.534652	13.904418	2.73%	0
2013	12.123993	13.534652	11.64%	0
2012	11.026798	12.123993	9.95%	0
2011	11.231942	11.026798	-1.83%	0
2010	10.119745	11.231942	10.99%	0
2009	8.279353	10.119745	22.23%	0
2008	11.224535	8.279353	-26.24%	0
2007	10.494851	11.224535	6.95%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2014	13.370797	13.777530	3.04%	0
2013	11.712547	13.370797	14.16%	0
2012	10.511160	11.712547	11.43%	0
2011	10.797738	10.511160	-2.65%	0
2010	9.577005	10.797738	12.75%	0
2009	7.554008	9.577005	26.78%	0
2008	11.403328	7.554008	-33.76%	0
2007	10.514805	11.403328	8.45%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2014	13.532293	13.970192	3.24%	0
2013	11.313272	13.532293	19.61%	0
2012	9.951137	11.313272	13.69%	0
2011	10.387560	9.951137	-4.20%	0
2010	9.095709	10.387560	14.20%	0
2009	7.030879	9.095709	29.37%	0
2008	11.533156	7.030879	-39.04%	0
2007	10.534920	11.533156	9.48%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2014	28.551044	31.429995	10.08%	0
2013	22.113107	28.551044	29.11%	0
2012	19.312504	22.113107	14.50%	0
2011	20.147227	19.312504	-4.14%	0
2010	17.474549	20.147227	15.29%	0
2009	13.083461	17.474549	33.56%	509
2008	23.158696	13.083461	-43.51%	509
2007	20.020089	23.158696	15.68%	251
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	12.076585	10.371444	-14.12%	0
2013	9.880869	12.076585	22.22%	0
2012	9.583106	9.880869	3.11%	0
2011	10.267563	9.583106	-6.67%	0
2010	8.752400	10.267563	17.31%	0
2009	6.024270	8.752400	45.29%	0
2008	13.421070	6.024270	-55.11%	0
2007	9.360928	13.421070	43.37%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2014	20.503045	21.930605	6.96%	578
2013	16.268555	20.503045	26.03%	578
2012	14.101524	16.268555	15.37%	578
2011	14.201119	14.101524	-0.70%	578
2010	12.533482	14.201119	13.31%	578
2009	9.790590	12.533482	28.02%	578
2008	17.357577	9.790590	-43.59%	578
2007	17.385893	17.357577	-0.16%	269
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2014	14.951341	16.501135	10.37%	0
2013	11.022543	14.951341	35.64%	0
2012	9.372334	11.022543	17.61%	0
2011	9.316445	9.372334	0.60%	0
2010	7.652780	9.316445	21.74%	0
2009	5.334388	7.652780	43.46%	0
2008	12.057582	5.334388	-55.76%	0
2007	9.954596	12.057582	21.13%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2014	18.398648	20.140058	9.46%	0
2013	13.720761	18.398648	34.09%	0
2012	12.167452	13.720761	12.77%	0
2011	12.341186	12.167452	-1.41%	0
2010	10.104505	12.341186	22.14%	0
2009	8.009173	10.104505	26.16%	0
2008	15.418206	8.009173	-48.05%	0
2007	12.345038	15.418206	24.89%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2014	15.917511	15.839173	-0.49%	0
2013	15.271100	15.917511	4.23%	0
2012	13.583756	15.271100	12.42%	0
2011	13.275911	13.583756	2.32%	0
2010	11.850852	13.275911	12.02%	0
2009	8.372353	11.850852	41.55%	0
2008	11.348609	8.372353	-26.23%	0
2007	11.229923	11.348609	1.06%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2014	13.408465	13.960203	4.11%	0
2013	13.881887	13.408465	-3.41%	0
2012	13.331876	13.881887	4.13%	0
2011	12.630703	13.331876	5.55%	0
2010	11.914564	12.630703	6.01%	0
2009	10.462273	11.914564	13.88%	0
2008	10.994792	10.462273	-4.84%	0
2007	10.717458	10.994792	2.59%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2014	15.478060	16.182331	4.55%	0
2013	11.554708	15.478060	33.95%	0
2012	10.228324	11.554708	12.97%	0
2011	11.636116	10.228324	-12.10%	0
2010	9.183259	11.636116	26.71%	0
2009	6.662004	9.183259	37.85%	0
2008	11.186819	6.662004	-40.45%	0
2007	9.839985	11.186819	13.69%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2014	19.397083	17.537943	-9.58%	0
2013	15.111822	19.397083	28.36%	0
2012	12.734439	15.111822	18.67%	0
2011	15.626882	12.734439	-18.51%	0
2010	14.047583	15.626882	11.24%	0
2009	11.285190	14.047583	24.48%	0
2008	20.420848	11.285190	-44.74%	0
2007	17.698704	20.420848	15.38%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2014	20.801711	21.849833	5.04%	75
2013	16.197658	20.801711	28.42%	75
2012	12.944989	16.197658	25.13%	75
2011	14.424782	12.944989	-10.26%	75
2010	11.586518	14.424782	24.50%	75
2009	7.477240	11.586518	54.96%	75
2008	15.556357	7.477240	-51.93%	75
2007	14.964645	15.556357	3.95%	34
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	12.296248	12.450425	1.25%	0
2013	10.091057	12.296248	21.85%	0
2012	8.887578	10.091057	13.54%	0
2011	9.168592	8.887578	-3.06%	0
2010	8.446738	9.168592	8.55%	0
2009	6.587021	8.446738	28.23%	0
2008*	10.000000	6.587021	-34.13%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	14.581037	15.017640	2.99%	0
2013	12.998413	14.581037	12.18%	0
2012	11.720588	12.998413	10.90%	0
2011	11.627489	11.720588	0.80%	0
2010	10.482089	11.627489	10.93%	0
2009	7.852078	10.482089	33.49%	0
2008	11.338348	7.852078	-30.75%	0
2007	11.100789	11.338348	2.14%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	15.277579	15.126629	-0.99%	0
2013	11.390327	15.277579	34.13%	0
2012	9.773009	11.390327	16.55%	0
2011	10.314430	9.773009	-5.25%	0
2010	8.170719	10.314430	26.24%	0
2009	6.425835	8.170719	27.15%	0
2008	9.744526	6.425835	-34.06%	0
2007	10.140131	9.744526	-3.90%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.330878	-6.69%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2014	18.936930	16.613663	-12.27%	0
2013	15.603462	18.936930	21.36%	0
2012	13.364388	15.603462	16.75%	0
2011	15.157673	13.364388	-11.83%	0
2010	14.167112	15.157673	6.99%	0
2009	10.477627	14.167112	35.21%	0
2008	17.807816	10.477627	-41.16%	0
2007	15.623013	17.807816	13.98%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014*	10.000000	8.643706	-13.56%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.980506	-0.19%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.410617	11.676977	2.33%	0
2013	10.205677	11.410617	11.81%	0
2012*	10.000000	10.205677	2.06%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.891762	10.192204	3.04%	0
2013*	10.000000	9.891762	-1.08%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2014	11.307305	11.689112	3.38%	0
2013	9.628417	11.307305	17.44%	0
2012	8.390077	9.628417	14.76%	0
2011	10.121820	8.390077	-17.11%	0
2010	8.886786	10.121820	13.90%	0
2009	7.539232	8.886786	17.87%	0
2008	12.429150	7.539232	-39.34%	0
2007	11.595612	12.429150	7.19%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2014	12.843450	14.294411	11.30%	0
2013	9.995065	12.843450	28.50%	0
2012	8.768178	9.995065	13.99%	0
2011	9.308706	8.768178	-5.81%	0
2010	7.614397	9.308706	22.25%	0
2009	5.372434	7.614397	41.73%	0
2008	9.090064	5.372434	-40.90%	0
2007	10.309227	9.090064	-11.83%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2014	13.780641	14.477463	5.06%	0
2013	12.243095	13.780641	12.56%	0
2012	10.977696	12.243095	11.53%	0
2011	11.077727	10.977696	-0.90%	0
2010	10.177148	11.077727	8.85%	0
2009	8.228485	10.177148	23.68%	0
2008	11.480932	8.228485	-28.33%	0
2007	10.998587	11.480932	4.39%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2014	14.742211	15.618383	5.94%	0
2013	11.240856	14.742211	31.15%	0
2012	9.885616	11.240856	13.71%	0
2011	10.497200	9.885616	-5.83%	0
2010	9.143203	10.497200	14.81%	0
2009	6.982338	9.143203	30.95%	0
2008	11.518668	6.982338	-39.38%	0
2007	11.380584	11.518668	1.21%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2014	16.643323	16.797224	0.92%	0
2013	15.743121	16.643323	5.72%	0
2012	13.921741	15.743121	13.08%	0
2011	14.145635	13.921741	-1.58%	0
2010	12.447422	14.145635	13.64%	0
2009	7.318776	12.447422	70.08%	0
2008	10.617056	7.318776	-31.07%	0
2007	10.565815	10.617056	0.48%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2014	19.414471	18.849488	-2.91%	0
2013	14.415838	19.414471	34.67%	0
2012	12.253006	14.415838	17.65%	0
2011	13.046782	12.253006	-6.08%	0
2010	10.872598	13.046782	20.00%	0
2009	7.082398	10.872598	53.52%	0
2008	11.713981	7.082398	-39.54%	0
2007	10.792948	11.713981	8.53%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2014	17.178682	17.066834	-0.65%	0
2013	13.087737	17.178682	31.26%	0
2012	11.351070	13.087737	15.30%	0
2011	12.463535	11.351070	-8.93%	0
2010	10.746830	12.463535	15.97%	0
2009	7.584413	10.746830	41.70%	0
2008	10.769443	7.584413	-29.57%	0
2007	10.740205	10.769443	0.27%	0
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series) - Q/NQ
2014	14.040068	15.038996	7.11%	0
2013	10.090036	14.040068	39.15%	0
2012	9.187638	10.090036	9.82%	0
2011	9.518484	9.187638	-3.48%	0
2010	7.431509	9.518484	28.08%	0
2009	5.583414	7.431509	33.10%	0
2008	10.746502	5.583414	-48.04%	0
2007	10.337299	10.746502	3.96%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus Large Growth Series) - Q/NQ
2014	12.086056	13.711762	13.45%	0
2013	9.570360	12.086056	26.29%	0
2012	8.780582	9.570360	8.99%	0
2011	9.321384	8.780582	-5.80%	0
2010	8.116762	9.321384	14.84%	0
2009	6.185807	8.116762	31.22%	0
2008	9.984781	6.185807	-38.05%	0
2007	10.811115	9.984781	-7.64%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	15.984086	17.021772	6.49%	0
2013	11.613834	15.984086	37.63%	0
2012	10.403343	11.613834	11.64%	0
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
2014	18.117538	21.345109	17.81%	0
2013	13.094053	18.117538	38.36%	0
2012	11.001493	13.094053	19.02%	0
2011	10.749755	11.001493	2.34%	0
2010	10.370039	10.749755	3.66%	0
2009	8.250100	10.370039	25.70%	0
2008	11.740142	8.250100	-29.73%	0
2007	10.661992	11.740142	10.11%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
2014	11.348333	12.805940	12.84%	0
2013	11.222521	11.348333	1.12%	0
2012	8.897571	11.222521	26.13%	0
2011	9.666579	8.897571	-7.96%	0
2010	8.355345	9.666579	15.69%	0
2009	6.452593	8.355345	29.49%	0
2008	11.841142	6.452593	-45.51%	0
2007	12.733986	11.841142	-7.01%	0
Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
2014	22.304955	22.031981	-1.22%	0
2013	19.036519	22.304955	17.17%	0
2012	16.737212	19.036519	13.74%	0
2011	18.229170	16.737212	-8.18%	0
2010	16.405654	18.229170	11.12%	0
2009	12.321506	16.405654	33.15%	0
2008	20.992749	12.321506	-41.31%	0
2007	18.588802	20.992749	12.93%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.573861	12.895118	2.55%	0
2013	9.941884	12.573861	26.47%	0
2012*	10.000000	9.941884	-0.58%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	13.077072	13.864637	6.02%	0
2013	9.723675	13.077072	34.49%	0
2012*	10.000000	9.723675	-2.76%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	29.871123	27.859664	-6.73%	0
2013	24.247409	29.871123	23.19%	0
2012	20.666910	24.247409	17.32%	0
2011	22.621790	20.666910	-8.64%	0
2010	21.143472	22.621790	6.99%	0
2009	17.174627	21.143472	23.11%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	24.647173	24.727334	0.33%	0
2013	22.656384	24.647173	8.79%	0
2012	19.397924	22.656384	16.80%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	22.050877	23.417464	6.20%	0
2013	17.237411	22.050877	27.92%	0
2012	15.418643	17.237411	11.80%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	13.537792	14.456544	6.79%	0
2013	10.505981	13.537792	28.86%	0
2012	8.616078	10.505981	21.93%	0
2011	9.404273	8.616078	-8.38%	0
2010	8.971001	9.404273	4.83%	0
2009	6.240588	8.971001	43.75%	0
2008	11.382719	6.240588	-45.17%	0
2007	8.462578	11.382719	34.51%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	6.811529	7.332799	7.65%	0
2013	5.110192	6.811529	33.29%	0
2012	4.356575	5.110192	17.30%	0
2011	4.844460	4.356575	-10.07%	0
2010	3.955620	4.844460	22.47%	0
2009	2.560843	3.955620	54.47%	0
2008	4.642758	2.560843	-44.84%	0
2007	3.875357	4.642758	19.80%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	14.003825	12.118301	-13.46%	0
2013	12.446691	14.003825	12.51%	0
2012	11.170745	12.446691	11.42%	0
2011	16.769353	11.170745	-33.39%	0
2010	13.624574	16.769353	23.08%	0
2009	7.728195	13.624574	76.30%	0
2008	16.432956	7.728195	-52.97%	0
2007	13.039486	16.432956	26.02%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2014	21.945273	24.869075	13.32%	0
2013	16.848384	21.945273	30.25%	0
2012	14.217234	16.848384	18.51%	0
2011	14.135167	14.217234	0.58%	0
2010	11.629845	14.135167	21.54%	0
2009	9.323754	11.629845	24.73%	0
2008	14.179487	9.323754	-34.24%	0
2007	14.059007	14.179487	0.86%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014*	10.000000	9.437246	-5.63%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	22.116840	20.142117	-8.93%	0
2013	15.907879	22.116840	39.03%	0
2012	13.365754	15.907879	19.02%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	19.826011	21.510083	8.49%	0
2013	14.851483	19.826011	33.50%	0
2012	13.018232	14.851483	14.08%	0
2011	13.284731	13.018232	-2.01%	0
2010	12.132886	13.284731	9.49%	0
2009	10.064340	12.132886	20.55%	0
2008	15.199863	10.064340	-33.79%	0
2007	14.350718	15.199863	5.92%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.883196	14.818475	-0.43%	0
2013	11.844304	14.883196	25.66%	0
2012	10.377863	11.844304	14.13%	0
2011	10.731658	10.377863	-3.30%	0
2010*	10.000000	10.731658	7.32%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2014	10.727942	11.758264	9.60%	0
2013	8.398932	10.727942	27.73%	0
2012	7.482312	8.398932	12.25%	0
2011	7.652723	7.482312	-2.23%	0
2010	6.518468	7.652723	17.40%	0
2009	4.960659	6.518468	31.40%	0
2008	8.220945	4.960659	-39.66%	0
2007	6.985741	8.220945	17.68%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2014	20.174731	22.467673	11.37%	0
2013	15.536317	20.174731	29.86%	0
2012	13.763403	15.536317	12.88%	0
2011	13.889833	13.763403	-0.91%	0
2010	12.434223	13.889833	11.71%	0
2009*	10.000000	12.434223	24.34%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	13.895004	14.362314	3.36%	0
2013	11.448043	13.895004	21.37%	0
2012	10.049284	11.448043	13.92%	0
2011	10.113208	10.049284	-0.63%	0
2010	9.170310	10.113208	10.28%	0
2009	7.547477	9.170310	21.50%	0
2008	10.917058	7.547477	-30.87%	0
2007	10.448212	10.917058	4.49%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	11.152136	11.525887	3.35%	0
2013	11.626980	11.152136	-4.08%	0
2012	11.251651	11.626980	3.34%	0
2011	10.809588	11.251651	4.09%	0
2010	10.359202	10.809588	4.35%	0
2009	9.382348	10.359202	10.41%	0
2008	10.573953	9.382348	-11.27%	0
2007	10.430304	10.573953	1.38%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	15.151816	15.190783	0.26%	0
2013	11.963698	15.151816	26.65%	0
2012	9.953969	11.963698	20.19%	0
2011	11.148227	9.953969	-10.71%	0
2010	10.173918	11.148227	9.58%	0
2009	7.297903	10.173918	39.41%	0
2008	12.080556	7.297903	-39.59%	0
2007	10.730389	12.080556	12.58%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	13.653806	14.526530	6.39%	0
2013	10.700274	13.653806	27.60%	0
2012	9.258052	10.700274	15.58%	0
2011	9.866054	9.258052	-6.16%	0
2010	8.478706	9.866054	16.36%	0
2009	6.205551	8.478706	36.63%	0
2008	11.299224	6.205551	-45.08%	0
2007	10.257600	11.299224	10.15%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	12.184579	13.222582	8.52%	0
2013	9.307720	12.184579	30.91%	0
2012	8.076510	9.307720	15.24%	0
2011	8.390989	8.076510	-3.75%	0
2010	7.680104	8.390989	9.26%	0
2009	5.969082	7.680104	28.66%	0
2008	9.789543	5.969082	-39.03%	0
2007*	10.000000	9.789543	-2.10%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	19.814227	20.004605	0.96%	0
2013	18.796814	19.814227	5.41%	0
2012	16.667245	18.796814	12.78%	0
2011	16.306504	16.667245	2.21%	0
2010	14.637649	16.306504	11.40%	0
2009	10.183633	14.637649	43.74%	0
2008	14.364668	10.183633	-29.11%	0
2007	14.148553	14.364668	1.53%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2014	17.506170	18.814959	7.48%	0
2013	13.109442	17.506170	33.54%	0
2012	11.240748	13.109442	16.62%	0
2011	11.689165	11.240748	-3.84%	0
2010	10.255537	11.689165	13.98%	0
2009	8.103526	10.255537	26.56%	0
2008	13.063813	8.103526	-37.97%	0
2007	13.571478	13.063813	-3.74%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2014	12.467557	13.084350	4.95%	0
2013	8.805285	12.467557	41.59%	0
2012	7.648433	8.805285	15.13%	0
2011	8.789917	7.648433	-12.99%	0
2010	7.722891	8.789917	13.82%	0
2009	5.128430	7.722891	50.59%	0
2008*	10.000000	5.128430	-48.72%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2014	13.769937	14.993858	8.89%	0
2013	10.079269	13.769937	36.62%	0
2012	9.182447	10.079269	9.77%	0
2011	9.633034	9.182447	-4.68%	0
2010	7.917563	9.633034	21.67%	0
2009	6.114157	7.917563	29.50%	0
2008*	10.000000	6.114157	-38.86%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	12.273931	12.627076	2.88%	0
2013	9.628940	12.273931	27.47%	0
2012	8.420665	9.628940	14.35%	0
2011	9.135711	8.420665	-7.83%	0
2010	8.072182	9.135711	13.18%	0
2009	6.346384	8.072182	27.19%	0
2008*	10.000000	6.346384	-36.54%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.152091	12.477873	2.68%	0
2013	10.765460	12.152091	12.88%	0
2012	9.846262	10.765460	9.34%	0
2011	10.137305	9.846262	-2.87%	0
2010	9.326349	10.137305	8.70%	0
2009	7.906100	9.326349	17.96%	0
2008*	10.000000	7.906100	-20.94%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.336905	12.716222	3.07%	0
2013	10.335296	12.336905	19.37%	0
2012	9.238068	10.335296	11.88%	0
2011	9.718279	9.238068	-4.94%	0
2010	8.783074	9.718279	10.65%	0
2009	7.185138	8.783074	22.24%	0
2008*	10.000000	7.185138	-28.15%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.563059	11.763659	1.73%	0
2013	11.192977	11.563059	3.31%	0
2012	10.576522	11.192977	5.83%	0
2011	10.593192	10.576522	-0.16%	0
2010	10.074792	10.593192	5.15%	0
2009	9.054467	10.074792	11.27%	0
2008*	10.000000	9.054467	-9.46%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.807523	10.880481	0.68%	0
2013*	10.000000	10.807523	8.08%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.945819	10.885359	-0.55%	0
2013*	10.000000	10.945819	9.46%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.248794	12.610045	2.95%	0
2013	10.561220	12.248794	15.98%	0
2012	9.546924	10.561220	10.62%	0
2011	9.928511	9.546924	-3.84%	0
2010	9.055130	9.928511	9.65%	0
2009	7.542347	9.055130	20.06%	0
2008*	10.000000	7.542347	-24.58%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	12.286076	12.647421	2.94%	0
2013	10.041662	12.286076	22.35%	0
2012	8.901724	10.041662	12.81%	0
2011	9.484680	8.901724	-6.15%	0
2010	8.502192	9.484680	11.56%	0
2009	6.822678	8.502192	24.62%	0
2008*	10.000000	6.822678	-31.77%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	12.003451	12.299802	2.47%	0
2013	10.960603	12.003451	9.51%	0
2012	10.117396	10.960603	8.33%	0
2011	10.304217	10.117396	-1.81%	0
2010	9.599226	10.304217	7.34%	0
2009	8.285451	9.599226	15.86%	0
2008*	10.000000	8.285451	-17.15%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2014	11.943689	12.352990	3.43%	0
2013	12.368161	11.943689	-3.43%	0
2012	11.659313	12.368161	6.08%	0
2011	11.109700	11.659313	4.95%	0
2010	10.540779	11.109700	5.40%	0
2009	9.842156	10.540779	7.10%	0
2008*	10.000000	9.842156	-1.58%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.729470	13.143931	3.26%	0
2013	13.200346	12.729470	-3.57%	0
2012	12.517681	13.200346	5.45%	0
2011	11.989176	12.517681	4.41%	0
2010	11.263937	11.989176	6.44%	0
2009	9.826168	11.263937	14.63%	0
2008*	10.000000	9.826168	-1.74%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014	22.033432	20.497387	-6.97%	70
2013	22.214690	22.033432	-0.82%	0
2012	19.250702	22.214690	15.40%	0
2011	25.189561	19.250702	-23.58%	0
2010	22.023367	25.189561	14.38%	0
2009	13.697545	22.023367	60.78%	0
2008	32.941605	13.697545	-58.42%	0
2007	22.985864	32.941605	43.31%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	15.079573	15.524155	2.95%	0
2013	15.964442	15.079573	-5.54%	0
2012	15.735406	15.964442	1.46%	0
2011	14.901345	15.735406	5.60%	0
2010	14.445190	14.901345	3.16%	0
2009	14.288471	14.445190	1.10%	0
2008	13.473320	14.288471	6.05%	0
2007	12.772282	13.473320	5.49%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2014	13.529870	13.260414	-1.99%	0
2013	11.662995	13.529870	16.01%	0
2012	10.247577	11.662995	13.81%	0
2011	11.535018	10.247577	-11.16%	0
2010	10.341937	11.535018	11.54%	0
2009	8.097881	10.341937	27.71%	0
2008	15.248556	8.097881	-46.89%	0
2007	12.182757	15.248556	25.17%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	10.424930	9.628254	-7.64%	0
2013	8.750429	10.424930	19.14%	0
2012	7.519128	8.750429	16.38%	0
2011	8.763360	7.519128	-14.20%	0
2010	8.288047	8.763360	5.73%	0
2009	6.545828	8.288047	26.62%	0
2008	11.683575	6.545828	-43.97%	0
2007	10.849859	11.683575	7.68%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	18.132153	18.741047	3.36%	0
2013	14.473795	18.132153	25.28%	0
2012	12.684886	14.473795	14.10%	0
2011	13.411457	12.684886	-5.42%	0
2010	11.883980	13.411457	12.85%	0
2009	9.489423	11.883980	25.23%	0
2008	15.262171	9.489423	-37.82%	0
2007	14.631960	15.262171	4.31%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.874829	15.315747	2.96%	0
2013	13.320802	14.874829	11.67%	0
2012	12.369957	13.320802	7.69%	0
2011	12.454099	12.369957	-0.68%	0
2010	11.519523	12.454099	8.11%	0
2009*	10.000000	11.519523	15.20%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.890696	17.495582	3.58%	0
2013	14.357616	16.890696	17.64%	0
2012	12.992591	14.357616	10.51%	0
2011	13.321369	12.992591	-2.47%	0
2010	12.077950	13.321369	10.29%	0
2009*	10.000000	12.077950	20.78%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	13.412521	13.718329	2.28%	0
2013	12.995762	13.412521	3.21%	0
2012	12.551261	12.995762	3.54%	0
2011	12.385415	12.551261	1.34%	0
2010	11.880314	12.385415	4.25%	0
2009	11.062388	11.880314	7.39%	0
2008	11.956703	11.062388	-7.48%	0
2007	11.525753	11.956703	3.74%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.642548	10.734898	0.87%	0
2013*	10.000000	10.642548	6.43%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.730869	10.747688	0.16%	0
2013*	10.000000	10.730869	7.31%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	16.209859	16.785447	3.55%	0
2013	14.117621	16.209859	14.82%	0
2012	12.941207	14.117621	9.09%	0
2011	13.149831	12.941207	-1.59%	0
2010	12.042482	13.149831	9.20%	0
2009	10.267363	12.042482	17.29%	0
2008	13.578871	10.267363	-24.39%	0
2007	13.054979	13.578871	4.01%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	17.484223	18.066481	3.33%	0
2013	14.511989	17.484223	20.48%	0
2012	12.957945	14.511989	11.99%	0
2011	13.447508	12.957945	-3.64%	0
2010	12.105449	13.447508	11.09%	0
2009	9.884870	12.105449	22.46%	0
2008	14.634701	9.884870	-32.46%	0
2007	14.005009	14.634701	4.50%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	15.047123	15.515994	3.12%	0
2013	13.832309	15.047123	8.78%	0
2012	13.005015	13.832309	6.36%	0
2011	12.942376	13.005015	0.48%	0
2010	12.114345	12.942376	6.84%	0
2009	10.741025	12.114345	12.79%	0
2008	12.842197	10.741025	-16.36%	0
2007	12.323405	12.842197	4.21%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2014	20.954534	22.445127	7.11%	731
2013	15.569712	20.954534	34.59%	731
2012	13.325468	15.569712	16.84%	731
2011	13.844074	13.325468	-3.75%	731
2010	12.924568	13.844074	7.11%	731
2009*	10.000000	12.924568	29.25%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.933045	-0.67%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.129021	1.29%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	38.887741	41.891571	7.72%	0
2013	29.688311	38.887741	30.99%	0
2012	25.671249	29.688311	15.65%	0
2011	26.755359	25.671249	-4.05%	0
2010	21.533962	26.755359	24.25%	0
2009	15.994221	21.533962	34.64%	0
2008	25.570254	15.994221	-37.45%	0
2007	24.149432	25.570254	5.88%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	10.831621	10.663734	-1.55%	0
2013	11.002154	10.831621	-1.55%	0
2012	11.175846	11.002154	-1.55%	0
2011	11.351307	11.175846	-1.55%	0
2010	11.530003	11.351307	-1.55%	0
2009	11.706618	11.530003	-1.51%	0
2008	11.651639	11.706618	0.47%	0
2007	11.294770	11.651639	3.16%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	17.311737	17.705319	2.27%	0
2013	17.784276	17.311737	-2.66%	0
2012	16.093510	17.784276	10.51%	0
2011	15.487052	16.093510	3.92%	0
2010	14.224766	15.487052	8.87%	0
2009	11.616550	14.224766	22.45%	0
2008	14.266311	11.616550	-18.57%	0
2007	13.851522	14.266311	2.99%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2014	18.380552	17.913193	-2.54%	0
2013	15.383519	18.380552	19.48%	0
2012	13.480502	15.383519	14.12%	0
2011	15.099983	13.480502	-10.73%	0
2010	13.437789	15.099983	12.37%	0
2009*	10.000000	13.437789	34.38%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2014*	10.000000	9.010884	-9.89%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2014	13.292519	14.452171	8.72%	0
2013	10.020501	13.292519	32.65%	0
2012	8.747927	10.020501	14.55%	0
2011	9.151323	8.747927	-4.41%	0
2010	8.047163	9.151323	13.72%	0
2009	6.298373	8.047163	27.77%	0
2008*	10.000000	6.298373	-37.02%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2014	14.920323	16.234067	8.81%	0
2013	11.189652	14.920323	33.34%	0
2012	9.647912	11.189652	15.98%	0
2011	10.406219	9.647912	-7.29%	0
2010*	10.000000	10.406219	4.06%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.446089	13.508297	8.53%	0
2013	9.362511	12.446089	32.94%	0
2012	8.087528	9.362511	15.76%	0
2011	8.747553	8.087528	-7.55%	0
2010	7.880723	8.747553	11.00%	0
2009	6.282625	7.880723	25.44%	0
2008*	10.000000	6.282625	-37.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2014	14.167633	14.510822	2.42%	0
2013	10.357034	14.167633	36.79%	0
2012	9.155877	10.357034	13.12%	0
2011	9.710454	9.155877	-5.71%	0
2010	7.777395	9.710454	24.85%	0
2009	6.214397	7.777395	25.15%	0
2008*	10.000000	6.214397	-37.86%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.885793	17.149372	15.21%	0
2013	11.144104	14.885793	33.58%	0
2012	9.729590	11.144104	14.54%	0
2011	10.117338	9.729590	-3.83%	0
2010	8.590080	10.117338	17.78%	0
2009	6.687632	8.590080	28.45%	0
2008*	10.000000	6.687632	-33.12%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014	21.116754	21.373933	1.22%	0
2013	14.865203	21.116754	42.05%	0
2012	13.311076	14.865203	11.68%	0
2011	13.608443	13.311076	-2.19%	0
2010	11.018517	13.608443	23.51%	0
2009	8.780713	11.018517	25.49%	0
2008	16.646531	8.780713	-47.25%	0
2007	15.407749	16.646531	8.04%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014	49.045178	51.675605	5.36%	0
2013	35.481994	49.045178	38.23%	0
2012	29.923836	35.481994	18.57%	0
2011	32.017489	29.923836	-6.54%	0
2010	25.687156	32.017489	24.64%	0
2009	20.672323	25.687156	24.26%	0
2008	30.949250	20.672323	-33.21%	0
2007	33.767343	30.949250	-8.35%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014	40.088155	39.788453	-0.75%	0
2013	28.897775	40.088155	38.72%	0
2012	25.413955	28.897775	13.71%	0
2011	27.332724	25.413955	-7.02%	0
2010	22.153496	27.332724	23.38%	0
2009	16.705232	22.153496	32.61%	0
2008	27.452618	16.705232	-39.15%	0
2007	27.305066	27.452618	0.54%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2014	16.817398	18.568011	10.41%	0
2013	13.029608	16.817398	29.07%	0
2012	11.588039	13.029608	12.44%	0
2011	11.708195	11.588039	-1.03%	0
2010	10.482532	11.708195	11.69%	0
2009	8.443977	10.482532	24.14%	0
2008	14.675695	8.443977	-42.46%	0
2007	13.780579	14.675695	6.50%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2014	11.185003	14.192433	26.89%	0
2013	11.025349	11.185003	1.45%	0
2012	9.672364	11.025349	13.99%	0
2011	9.224641	9.672364	4.85%	0
2010	7.197397	9.224641	28.17%	0
2009	5.587798	7.197397	28.81%	0
2008*	10.000000	5.587798	-44.12%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.679044	13.001653	11.32%	0
2013*	10.000000	11.679044	16.79%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.480927	10.369443	-1.06%	0
2013	10.634719	10.480927	-1.45%	0
2012	10.434896	10.634719	1.91%	0
2011	10.462925	10.434896	-0.27%	0
2010	10.376547	10.462925	0.83%	0
2009	9.840303	10.376547	5.45%	0
2008*	10.000000	9.840303	-1.60%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.548417	12.916211	2.93%	0
2013*	10.000000	12.548417	25.48%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	16.204933	14.653973	-9.57%	0
2013	13.705877	16.204933	18.23%	0
2012	11.644056	13.705877	17.71%	0
2011	13.505359	11.644056	-13.78%	0
2010	12.899269	13.505359	4.70%	0
2009*	10.000000	12.899269	28.99%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	10.404477	10.305677	-0.95%	0
2013	10.503486	10.404477	-0.94%	0
2012	10.199544	10.503486	2.98%	0
2011	10.329855	10.199544	-1.26%	0
2010	9.965779	10.329855	3.65%	0
2009	8.932255	9.965779	11.57%	0
2008	10.480296	8.932255	-14.77%	0
2007	10.161335	10.480296	3.14%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	17.570338	17.898343	1.87%	0
2013	12.237680	17.570338	43.58%	0
2012	11.423138	12.237680	7.13%	0
2011	11.726980	11.423138	-2.59%	0
2010	9.958495	11.726980	17.76%	0
2009	8.240292	9.958495	20.85%	0
2008	13.829095	8.240292	-40.41%	0
2007	13.976079	13.829095	-1.05%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	18.521805	20.127828	8.67%	0
2013	13.672110	18.521805	35.47%	0
2012	12.513892	13.672110	9.26%	0
2011	13.114504	12.513892	-4.58%	0
2010	10.842704	13.114504	20.95%	0
2009	8.379915	10.842704	29.39%	0
2008	14.056308	8.379915	-40.38%	0
2007	13.268612	14.056308	5.94%	0
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2014	21.625475	24.570856	13.62%	0
2013	16.930693	21.625475	27.73%	0
2012	15.070114	16.930693	12.35%	0
2011	15.484832	15.070114	-2.68%	0
2010	14.374787	15.484832	7.72%	0
2009	10.103262	14.374787	42.28%	0
2008	18.837030	10.103262	-46.36%	0
2007	16.763314	18.837030	12.37%	0
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2014	21.494735	22.385566	4.14%	67
2013	16.055511	21.494735	33.88%	67
2012	14.005396	16.055511	14.64%	67
2011	14.071260	14.005396	-0.47%	67
2010	11.212926	14.071260	25.49%	67
2009	8.588847	11.212926	30.55%	67
2008	17.129200	8.588847	-49.86%	67
2007	16.364120	17.129200	4.68%	31
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2014	17.766790	17.892342	0.71%	796
2013	14.175490	17.766790	25.33%	0
2012	11.874128	14.175490	19.38%	0
2011	13.151006	11.874128	-9.71%	0
2010	11.518899	13.151006	14.17%	0
2009	8.370969	11.518899	37.61%	0
2008	14.216315	8.370969	-41.12%	0
2007	13.583024	14.216315	4.66%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2014	9.980348	10.104569	1.24%	0
2013	10.150915	9.980348	-1.68%	0
2012*	10.000000	10.150915	1.51%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	9.018701	-9.81%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2014	19.680818	21.449622	8.99%	0
2013	15.170370	19.680818	29.73%	0
2012	13.185198	15.170370	15.06%	0
2011	13.394285	13.185198	-1.56%	0
2010	11.717558	13.394285	14.31%	0
2009	9.277785	11.717558	26.30%	0
2008	15.316318	9.277785	-39.43%	0
2007	14.899636	15.316318	2.80%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2014	15.150638	16.695792	10.20%	0
2013	10.912968	15.150638	38.83%	0
2012	9.395222	10.912968	16.15%	0
2011	9.758750	9.395222	-3.73%	0
2010	8.032226	9.758750	21.49%	0
2009	5.946778	8.032226	35.07%	0
2008	9.716144	5.946778	-38.79%	0
2007	9.990835	9.716144	-2.75%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.453566	10.338337	-1.10%	0
2013	10.606557	10.453566	-1.44%	0
2012*	10.000000	10.606557	6.07%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014*	10.000000	9.684433	-3.16%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.886205	11.737190	-1.25%	0
2013	12.921925	11.886205	-8.02%	0
2012	12.473254	12.921925	3.60%	0
2011	11.685600	12.473254	6.74%	0
2010	10.852457	11.685600	7.68%	0
2009*	10.000000	10.852457	8.52%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.511662	11.418032	-0.81%	0
2013	11.720122	11.511662	-1.78%	0
2012	11.257793	11.720122	4.11%	0
2011	11.320459	11.257793	-0.55%	0
2010	10.931791	11.320459	3.56%	0
2009*	10.000000	10.931791	9.32%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2014	13.160104	13.356648	1.49%	0
2013	14.724504	13.160104	-10.62%	0
2012	13.752923	14.724504	7.06%	0
2011	12.509180	13.752923	9.94%	0
2010	11.752796	12.509180	6.44%	0
2009	10.087189	11.752796	16.51%	0
2008	11.020109	10.087189	-8.47%	0
2007	10.117473	11.020109	8.92%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2014	14.522942	14.908489	2.65%	0
2013	15.045818	14.522942	-3.48%	0
2012	13.944609	15.045818	7.90%	0
2011	13.670765	13.944609	2.00%	0
2010	12.843922	13.670765	6.44%	0
2009	11.441129	12.843922	12.26%	0
2008	11.094409	11.441129	3.13%	0
2007	10.363926	11.094409	7.05%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.381645	10.646686	2.55%	0
2013	10.766121	10.381645	-3.57%	0
2012	9.987223	10.766121	7.80%	0
2011*	10.000000	9.987223	-0.13%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2014	13.654735	12.962002	-5.07%	0
2013	11.463809	13.654735	19.11%	0
2012	10.821746	11.463809	5.93%	0
2011	12.505140	10.821746	-13.46%	0
2010	9.773575	12.505140	27.95%	0
2009	6.281454	9.773575	55.59%	0
2008	11.247316	6.281454	-44.15%	0
2007	10.988299	11.247316	2.36%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	21.862749	28.244689	29.19%	0
2013	14.754064	21.862749	48.18%	0
2012	11.440381	14.754064	28.96%	0
2011	10.526842	11.440381	8.68%	0
2010*	10.000000	10.526842	5.27%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2014	11.943322	12.681826	6.18%	0
2013	12.169940	11.943322	-1.86%	0
2012	11.295667	12.169940	7.74%	0
2011	10.859702	11.295667	4.01%	0
2010	10.295079	10.859702	5.48%	0
2009	9.537279	10.295079	7.95%	0
2008	10.788393	9.537279	-11.60%	0
2007	10.392434	10.788393	3.81%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2014	40.734591	41.277195	1.33%	0
2013	45.343494	40.734591	-10.16%	0
2012	39.045890	45.343494	16.13%	0
2011	37.053076	39.045890	5.38%	0
2010	34.294273	37.053076	8.04%	0
2009	26.752279	34.294273	28.19%	0
2008	31.960149	26.752279	-16.29%	0
2007	30.475338	31.960149	4.87%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
2014	16.047099	16.138759	0.57%	0
2013	14.057933	16.047099	14.15%	0
2012	12.543221	14.057933	12.08%	0
2011	13.226910	12.543221	-5.17%	0
2010	12.712495	13.226910	4.05%	0
2009	9.743196	12.712495	30.48%	0
2008	17.872621	9.743196	-45.49%	0
2007	15.843866	17.872621	12.80%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2014	56.055371	54.957401	-1.96%	0
2013	50.828154	56.055371	10.28%	0
2012	39.774116	50.828154	27.79%	0
2011	54.401580	39.774116	-26.89%	0
2010	43.564382	54.401580	24.88%	0
2009	20.757117	43.564382	109.88%	0
2008	59.866379	20.757117	-65.33%	0
2007	44.191018	59.866379	35.47%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	47.528178	37.851963	-20.36%	0
2013	43.675691	47.528178	8.82%	0
2012	42.912002	43.675691	1.78%	0
2011	52.168825	42.912002	-17.74%	0
2010	41.002242	52.168825	27.23%	0
2009	26.437223	41.002242	55.09%	0
2008	49.845964	26.437223	-46.96%	0
2007	34.834877	49.845964	43.09%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.449910	8.297416	-20.60%	0
2013	9.623642	10.449910	8.59%	0
2012*	10.000000	9.623642	-3.76%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	24.056114	23.238485	-3.40%	0
2013	16.264758	24.056114	47.90%	0
2012	15.315916	16.264758	6.20%	0
2011	16.306131	15.315916	-6.07%	0
2010	13.064835	16.306131	24.81%	0
2009*	10.000000	13.064835	30.65%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.161427	11.444881	2.54%	0
2013	10.133644	11.161427	10.14%	0
2012*	10.000000	10.133644	1.34%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	24.782959	26.568050	7.20%	0
2013	18.298913	24.782959	35.43%	0
2012	15.697872	18.298913	16.57%	0
2011	17.457886	15.697872	-10.08%	0
2010	14.015000	17.457886	24.57%	0
2009	9.983965	14.015000	40.38%	0
2008	15.791750	9.983965	-36.78%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	13.009583	13.223850	1.65%	0
2013	14.446093	13.009583	-9.94%	0
2012	13.671784	14.446093	5.66%	0
2011	12.433173	13.671784	9.96%	0
2010	12.019984	12.433173	3.44%	0
2009	11.083295	12.019984	8.45%	0
2008	11.445340	11.083295	-3.16%	0
2007	10.623823	11.445340	7.73%	0
2006	10.627401	10.623823	-0.03%	0
2005	10.633557	10.627401	-0.06%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2014	19.396939	21.473083	10.70%	0
2013	14.513303	19.396939	33.65%	0
2012	12.854506	14.513303	12.90%	0
2011	12.668825	12.854506	1.47%	0
2010	11.279060	12.668825	12.32%	0
2009	9.706000	11.279060	16.21%	0
2008	15.079630	9.706000	-35.64%	0
2007	15.336528	15.079630	-1.68%	0
2006	13.310693	15.336528	15.22%	0
2005	12.927802	13.310693	2.96%	0
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2014	18.989529	17.656676	-7.02%	0
2013	15.765101	18.989529	20.45%	0
2012	13.223651	15.765101	19.22%	0
2011	15.278213	13.223651	-13.45%	0
2010	13.704659	15.278213	11.48%	0
2009	10.411917	13.704659	31.62%	0
2008	19.177624	10.411917	-45.71%	0
2007	16.509933	19.177624	16.16%	0
2006	13.419312	16.509933	23.03%	0
2005	12.040921	13.419312	11.45%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2014	16.966971	19.437454	14.56%	0
2013	13.251881	16.966971	28.03%	0
2012	11.577481	13.251881	14.46%	0
2011	11.847521	11.577481	-2.28%	0
2010	10.096145	11.847521	17.35%	0
2009	7.895892	10.096145	27.87%	0
2008	10.607030	7.895892	-25.56%	0
2007	11.034859	10.607030	-3.88%	0
2006*	10.000000	11.034859	10.35%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2014	27.020732	30.066223	11.27%	0
2013	20.846122	27.020732	29.62%	0
2012	18.490710	20.846122	12.74%	0
2011	18.602046	18.490710	-0.60%	0
2010	16.667097	18.602046	11.61%	0
2009	14.131173	16.667097	17.95%	0
2008	19.612934	14.131173	-27.95%	0
2007	21.013380	19.612934	-6.66%	0
2006	17.996978	21.013380	16.76%	0
2005	17.412261	17.996978	3.36%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	15.030474	15.075762	0.30%	0
2013	13.350274	15.030474	12.59%	0
2012	12.338136	13.350274	8.20%	0
2011	13.012002	12.338136	-5.18%	0
2010	12.047512	13.012002	8.01%	0
2009*	10.000000	12.047512	20.48%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.209756	12.689419	3.93%	0
2013*	10.000000	12.209756	22.10%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.867426	8.67%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	23.166788	23.963615	3.44%	0
2013	16.731213	23.166788	38.46%	0
2012	14.691231	16.731213	13.89%	5
2011	14.846075	14.691231	-1.04%	36
2010	11.990480	14.846075	23.82%	36
2009	9.746305	11.990480	23.03%	124
2008	14.337260	9.746305	-32.02%	125
2007	14.667756	14.337260	-2.25%	116
2006	13.028113	14.667756	12.59%	109
2005	12.346278	13.028113	5.52%	94

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2014	15.922840	17.775870	11.64%	0
2013	12.044909	15.922840	32.20%	0
2012	10.932111	12.044909	10.18%	0
2011	11.010271	10.932111	-0.71%	0
2010	9.745324	11.010271	12.98%	0
2009	7.404379	9.745324	31.62%	0
2008	11.475348	7.404379	-35.48%	0
2007	10.820520	11.475348	6.05%	0
2006	10.069512	10.820520	7.46%	0
2005	9.875708	10.069512	1.96%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2014	18.708382	20.880380	11.61%	0
2013	14.400338	18.708382	29.92%	0
2012	12.644970	14.400338	13.88%	0
2011	12.613314	12.644970	0.25%	0
2010	11.162010	12.613314	13.00%	0
2009	8.978954	11.162010	24.31%	12
2008	14.517123	8.978954	-38.15%	12
2007	14.017785	14.517123	3.56%	12
2006	12.333598	14.017785	13.66%	12
2005	11.971890	12.333598	3.02%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2014	19.553599	20.797642	6.36%	0
2013	16.408637	19.553599	19.17%	0
2012	15.100978	16.408637	8.66%	0
2011	14.077306	15.100978	7.27%	0
2010	12.405791	14.077306	13.47%	0
2009	10.286873	12.405791	20.60%	0
2008	14.839651	10.286873	-30.68%	0
2007	14.078129	14.839651	5.41%	0
2006	12.282546	14.078129	14.62%	0
2005	11.958170	12.282546	2.71%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014*	10.000000	9.891704	-1.08%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2014	16.824404	17.183186	2.13%	0
2013	16.922824	16.824404	-0.58%	0
2012	15.674761	16.922824	7.96%	0
2011	15.575011	15.674761	0.64%	0
2010	14.587620	15.575011	6.77%	0
2009	12.309331	14.587620	18.51%	0
2008	13.492834	12.309331	-8.77%	0
2007	13.012844	13.492834	3.69%	0
2006	12.696417	13.012844	2.49%	0
2005	12.737045	12.696417	-0.32%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2014	13.482030	13.843334	2.68%	0
2013	12.082984	13.482030	11.58%	0
2012	10.995091	12.082984	9.89%	0
2011	11.205328	10.995091	-1.88%	0
2010	10.100892	11.205328	10.93%	0
2009	8.268135	10.100892	22.17%	0
2008	11.215025	8.268135	-26.28%	0
2007	10.491320	11.215025	6.90%	0
2006*	10.000000	10.491320	4.91%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2014	13.318832	13.717012	2.99%	0
2013	11.672952	13.318832	14.10%	0
2012	10.480967	11.672952	11.37%	0
2011	10.772181	10.480967	-2.70%	0
2010	9.559189	10.772181	12.69%	0
2009	7.543784	9.559189	26.72%	0
2008	11.393675	7.543784	-33.79%	0
2007	10.511263	11.393675	8.39%	0
2006*	10.000000	10.511263	5.11%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2014	13.479676	13.908807	3.18%	0
2013	11.275000	13.479676	19.55%	0
2012	9.922519	11.275000	13.63%	0
2011	10.362941	9.922519	-4.25%	0
2010	9.078750	10.362941	14.15%	0
2009	7.021341	9.078750	29.30%	0
2008	11.523387	7.021341	-39.07%	0
2007	10.531372	11.523387	9.42%	0
2006*	10.000000	10.531372	5.31%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2014	28.330742	31.171643	10.03%	0
2013	21.953622	28.330742	29.05%	0
2012	19.182988	21.953622	14.44%	0
2011	20.022271	19.182988	-4.19%	0
2010	17.374968	20.022271	15.24%	0
2009	13.015516	17.374968	33.49%	0
2008	23.050179	13.015516	-43.53%	0
2007	19.936457	23.050179	15.62%	0
2006	18.155558	19.936457	9.81%	0
2005	15.789650	18.155558	14.98%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	12.029602	10.325849	-14.16%	0
2013	9.847430	12.029602	22.16%	0
2012	9.555539	9.847430	3.05%	0
2011	10.243222	9.555539	-6.71%	0
2010	8.736084	10.243222	17.25%	0
2009	6.016095	8.736084	45.21%	0
2008	13.409697	6.016095	-55.14%	0
2007	9.357772	13.409697	43.30%	0
2006*	10.000000	9.357772	-6.42%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2014	20.344721	21.750206	6.91%	0
2013	16.151117	20.344721	25.96%	0
2012	14.006873	16.151117	15.31%	0
2011	14.112961	14.006873	-0.75%	300
2010	12.462004	14.112961	13.25%	301
2009	9.739694	12.462004	27.95%	1,068
2008	17.276143	9.739694	-43.62%	1,070
2007	17.313177	17.276143	-0.21%	941
2006	14.651799	17.313177	18.16%	840
2005	14.078719	14.651799	4.07%	713
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2014	14.835996	16.365510	10.31%	0
2013	10.943051	14.835996	35.57%	0
2012	9.309477	10.943051	17.55%	0
2011	9.258653	9.309477	0.55%	0
2010	7.609170	9.258653	21.68%	0
2009	5.306677	7.609170	43.39%	0
2008	12.001064	5.306677	-55.78%	0
2007	9.913004	12.001064	21.06%	0
2006	9.566623	9.913004	3.62%	0
2005	8.930329	9.566623	7.13%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2014	18.256591	19.974399	9.41%	0
2013	13.621732	18.256591	34.03%	0
2012	12.085795	13.621732	12.71%	0
2011	12.264579	12.085795	-1.46%	0
2010	10.046888	12.264579	22.07%	0
2009	7.967548	10.046888	26.10%	0
2008	15.345904	7.967548	-48.08%	0
2007	12.293412	15.345904	24.83%	0
2006	11.704811	12.293412	5.03%	0
2005	11.256004	11.704811	3.99%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2014	15.794660	15.708954	-0.54%	0
2013	15.160940	15.794660	4.18%	0
2012	13.492634	15.160940	12.36%	0
2011	13.193532	13.492634	2.27%	0
2010	11.783305	13.193532	11.97%	0
2009	8.328857	11.783305	41.48%	0
2008	11.295399	8.328857	-26.26%	0
2007	11.182974	11.295399	1.01%	0
2006	10.221727	11.182974	9.40%	0
2005	10.131831	10.221727	0.89%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2014	13.336008	13.877715	4.06%	0
2013	13.813879	13.336008	-3.46%	0
2012	13.273322	13.813879	4.07%	43
2011	12.581595	13.273322	5.50%	43
2010	11.874274	12.581595	5.96%	81
2009	10.432191	11.874274	13.82%	81
2008	10.968752	10.432191	-4.89%	78
2007	10.697536	10.968752	2.54%	64
2006	10.422813	10.697536	2.64%	43
2005	10.375977	10.422813	0.45%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2014	15.417818	16.111171	4.50%	0
2013	11.515585	15.417818	33.89%	0
2012	10.198879	11.515585	12.91%	0
2011	11.608504	10.198879	-12.14%	0
2010	9.166128	11.608504	26.65%	0
2009	6.652963	9.166128	37.78%	0
2008	11.177345	6.652963	-40.48%	0
2007	9.836672	11.177345	13.63%	0
2006*	10.000000	9.836672	-1.63%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2014	19.247435	17.393792	-9.63%	0
2013	15.002850	19.247435	28.29%	0
2012	12.649049	15.002850	18.61%	0
2011	15.529980	12.649049	-18.55%	0
2010	13.967551	15.529980	11.19%	0
2009	11.226594	13.967551	24.41%	0
2008	20.325159	11.226594	-44.77%	0
2007	17.624769	20.325159	15.32%	0
2006	15.185240	17.624769	16.07%	0
2005	12.970635	15.185240	17.07%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2014	20.678784	21.709676	4.99%	0
2013	16.110116	20.678784	28.36%	0
2012	12.881573	16.110116	25.06%	0
2011	14.361399	12.881573	-10.30%	0
2010	11.541464	14.361399	24.43%	0
2009	7.451953	11.541464	54.88%	0
2008	15.511651	7.451953	-51.96%	0
2007	14.929260	15.511651	3.90%	0
2006	13.056524	14.929260	14.34%	0
2005	12.937705	13.056524	0.92%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	12.260892	12.408313	1.20%	0
2013	10.067148	12.260892	21.79%	0
2012	8.871033	10.067148	13.48%	0
2011	9.156174	8.871033	-3.11%	0
2010	8.439583	9.156174	8.49%	0
2009	6.584786	8.439583	28.17%	0
2008*	10.000000	6.584786	-34.15%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	14.524375	14.951683	2.94%	0
2013	12.954481	14.524375	12.12%	0
2012	11.686925	12.954481	10.85%	0
2011	11.599971	11.686925	0.75%	0
2010	10.462580	11.599971	10.87%	0
2009	7.841436	10.462580	33.43%	0
2008	11.328748	7.841436	-30.78%	0
2007	11.097057	11.328748	2.09%	0
2006*	10.000000	11.097057	10.97%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	15.218138	15.060119	-1.04%	0
2013	11.351774	15.218138	34.06%	0
2012	9.744898	11.351774	16.49%	0
2011	10.289982	9.744898	-5.30%	0
2010	8.155480	10.289982	26.17%	18
2009	6.417120	8.155480	27.09%	18
2008	9.736270	6.417120	-34.09%	0
2007	10.136721	9.736270	-3.95%	0
2006*	10.000000	10.136721	1.37%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.327694	-6.72%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2014	18.825003	16.507069	-12.31%	0
2013	15.519116	18.825003	21.30%	0
2012	13.298911	15.519116	16.69%	0
2011	15.091064	13.298911	-11.88%	0
2010	14.112023	15.091064	6.94%	0
2009	10.442193	14.112023	35.14%	0
2008	17.756634	10.442193	-41.19%	0
2007	15.586068	17.756634	13.93%	0
2006	13.014844	15.586068	19.76%	0
2005	11.971670	13.014844	8.71%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014*	10.000000	8.640754	-13.59%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.977110	-0.23%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.400965	11.661174	2.28%	0
2013	10.202217	11.400965	11.75%	0
2012*	10.000000	10.202217	2.02%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.888395	10.183564	2.99%	0
2013*	10.000000	9.888395	-1.12%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2014	11.263944	11.638374	3.32%	0
2013	9.596364	11.263944	17.38%	0
2012	8.366416	9.596364	14.70%	0
2011	10.098400	8.366416	-17.15%	0
2010	8.870716	10.098400	13.84%	0
2009	7.529426	8.870716	17.81%	0
2008	12.419305	7.529426	-39.37%	0
2007	11.592344	12.419305	7.13%	0
2006*	10.000000	11.592344	15.92%	0
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2014	12.794242	14.232413	11.24%	0
2013	9.961814	12.794242	28.43%	0
2012	8.743465	9.961814	13.93%	0
2011	9.287170	8.743465	-5.85%	0
2010	7.600635	9.287170	22.19%	0
2009	5.365446	7.600635	41.66%	0
2008	9.082860	5.365446	-40.93%	0
2007	10.306320	9.082860	-11.87%	0
2006*	10.000000	10.306320	3.06%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2014	13.727791	14.414616	5.00%	0
2013	12.202341	13.727791	12.50%	0
2012	10.946724	12.202341	11.47%	0
2011	11.052074	10.946724	-0.95%	0
2010	10.158733	11.052074	8.79%	0
2009	8.217777	10.158733	23.62%	0
2008	11.471831	8.217777	-28.37%	0
2007	10.995483	11.471831	4.33%	0
2006*	10.000000	10.995483	9.95%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2014	14.685670	15.550580	5.89%	0
2013	11.203425	14.685670	31.08%	0
2012	9.857724	11.203425	13.65%	0
2011	10.472894	9.857724	-5.87%	0
2010	9.126673	10.472894	14.75%	0
2009	6.973249	9.126673	30.88%	0
2008	11.509546	6.973249	-39.41%	0
2007	11.377371	11.509546	1.16%	0
2006*	10.000000	11.377371	13.77%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2014	16.579506	16.724324	0.87%	0
2013	15.690718	16.579506	5.66%	0
2012	13.882475	15.690718	13.03%	0
2011	14.112888	13.882475	-1.63%	0
2010	12.424910	14.112888	13.59%	0
2009	7.309256	12.424910	69.99%	0
2008	10.608640	7.309256	-31.10%	0
2007	10.562829	10.608640	0.43%	0
2006*	10.000000	10.562829	5.63%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2014	19.339988	18.767632	-2.96%	0
2013	14.367816	19.339988	34.61%	0
2012	12.218414	14.367816	17.59%	0
2011	13.016550	12.218414	-6.13%	0
2010	10.852910	13.016550	19.94%	0
2009	7.073167	10.852910	53.44%	0
2008	11.704685	7.073167	-39.57%	0
2007	10.789901	11.704685	8.48%	0
2006*	10.000000	10.789901	7.90%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2014	17.112788	16.992733	-0.70%	0
2013	13.044151	17.112788	31.19%	0
2012	11.319036	13.044151	15.24%	0
2011	12.434679	11.319036	-8.97%	0
2010	10.727384	12.434679	15.92%	0
2009	7.574542	10.727384	41.62%	0
2008	10.760906	7.574542	-29.61%	0
2007	10.737169	10.760906	0.22%	0
2006*	10.000000	10.737169	7.37%	0
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series) - Q/NQ
2014	13.986255	14.973742	7.06%	0
2013	10.056461	13.986255	39.08%	0
2012	9.161734	10.056461	9.77%	0
2011	9.496453	9.161734	-3.52%	0
2010	7.418066	9.496453	28.02%	0
2009	5.576145	7.418066	33.03%	0
2008	10.737978	5.576145	-48.07%	0
2007	10.334377	10.737978	3.91%	0
2006*	10.000000	10.334377	3.34%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus Large Growth Series) - Q/NQ
2014	12.039678	13.652210	13.39%	0
2013	9.538489	12.039678	26.22%	0
2012	8.755796	9.538489	8.94%	0
2011	9.299778	8.755796	-5.85%	0
2010	8.102064	9.299778	14.78%	0
2009	6.177748	8.102064	31.15%	0
2008	9.976852	6.177748	-38.08%	0
2007	10.808065	9.976852	-7.69%	0
2006*	10.000000	10.808065	8.08%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	15.889609	16.912565	6.44%	0
2013	11.551056	15.889609	37.56%	0
2012	10.352386	11.551056	11.58%	0
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
2014	18.048134	21.252548	17.75%	0
2013	13.050510	18.048134	38.29%	0
2012	10.970491	13.050510	18.96%	0
2011	10.724895	10.970491	2.29%	0
2010	10.351307	10.724895	3.61%	0
2009	8.239374	10.351307	25.63%	0
2008	11.730836	8.239374	-29.76%	0
2007	10.658976	11.730836	10.06%	0
2006*	10.000000	10.658976	6.59%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
2014	11.304810	12.750342	12.79%	0
2013	11.185154	11.304810	1.07%	0
2012	8.872454	11.185154	26.07%	0
2011	9.644185	8.872454	-8.00%	0
2010	8.340207	9.644185	15.63%	0
2009	6.444185	8.340207	29.42%	0
2008	11.831754	6.444185	-45.53%	0
2007	12.730391	11.831754	-7.06%	0
2006*	10.000000	12.730391	27.30%	0
Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
2014	22.173164	21.890660	-1.27%	0
2013	18.933657	22.173164	17.11%	0
2012	16.655248	18.933657	13.68%	0
2011	18.149100	16.655248	-8.23%	0
2010	16.341890	18.149100	11.06%	0
2009	12.279846	16.341890	33.08%	0
2008	20.932428	12.279846	-41.34%	0
2007	18.544861	20.932428	12.87%	0
2006	14.696197	18.544861	26.19%	0
2005	12.663998	14.696197	16.05%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.563216	12.877667	2.50%	0
2013	9.938515	12.563216	26.41%	0
2012*	10.000000	9.938515	-0.61%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	13.065937	13.845782	5.97%	0
2013	9.720326	13.065937	34.42%	0
2012*	10.000000	9.720326	-2.80%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	29.673349	27.661144	-6.78%	0
2013	24.099106	29.673349	23.13%	0
2012	20.550976	24.099106	17.27%	0
2011	22.506313	20.550976	-8.69%	0
2010	21.046219	22.506313	6.94%	0
2009	17.104303	21.046219	23.05%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	24.483997	24.551151	0.27%	0
2013	22.517816	24.483997	8.73%	0
2012	19.289093	22.517816	16.74%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	21.954894	23.303703	6.14%	0
2013	17.171084	21.954894	27.86%	0
2012	15.367136	17.171084	11.74%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	13.442355	14.347335	6.73%	0
2013	10.437203	13.442355	28.79%	0
2012	8.564033	10.437203	21.87%	0
2011	9.352218	8.564033	-8.43%	0
2010	8.925862	9.352218	4.78%	0
2009	6.212331	8.925862	43.68%	0
2008	11.336953	6.212331	-45.20%	0
2007	8.432856	11.336953	34.44%	0
2006	7.853644	8.432856	7.38%	0
2005	7.090622	7.853644	10.76%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	6.763459	7.277358	7.60%	0
2013	5.076707	6.763459	33.23%	0
2012	4.330243	5.076707	17.24%	0
2011	4.817615	4.330243	-10.12%	0
2010	3.935705	4.817615	22.41%	0
2009	2.549249	3.935705	54.39%	0
2008	4.624093	2.549249	-44.87%	0
2007	3.861747	4.624093	19.74%	0
2006	3.639474	3.861747	6.11%	0
2005	3.315514	3.639474	9.77%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	13.905104	12.026751	-13.51%	0
2013	12.365220	13.905104	12.45%	0
2012	11.103275	12.365220	11.37%	0
2011	16.676529	11.103275	-33.42%	0
2010	13.556034	16.676529	23.02%	0
2009	7.693219	13.556034	76.21%	0
2008	16.366939	7.693219	-53.00%	0
2007	12.993737	16.366939	25.96%	0
2006	9.005239	12.993737	44.29%	0
2005	6.935852	9.005239	29.84%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2014	21.837872	24.734804	13.27%	0
2013	16.774444	21.837872	30.19%	0
2012	14.162045	16.774444	18.45%	0
2011	14.087429	14.162045	0.53%	0
2010	11.596447	14.087429	21.48%	0
2009	9.301704	11.596447	24.67%	0
2008	14.153158	9.301704	-34.28%	0
2007	14.040063	14.153158	0.81%	0
2006	12.211289	14.040063	14.98%	0
2005	11.362502	12.211289	7.47%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014*	10.000000	9.434032	-5.66%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	21.986122	20.012898	-8.97%	0
2013	15.821877	21.986122	38.96%	0
2012	13.300254	15.821877	18.96%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	19.708839	21.372098	8.44%	0
2013	14.771217	19.708839	33.43%	0
2012	12.954465	14.771217	14.02%	0
2011	13.226366	12.954465	-2.06%	0
2010	12.085718	13.226366	9.44%	30
2009	10.030303	12.085718	20.49%	22
2008	15.156167	10.030303	-33.82%	0
2007	14.316771	15.156167	5.86%	0
2006	12.073182	14.316771	18.58%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.855551	14.783438	-0.49%	0
2013	11.828295	14.855551	25.59%	0
2012	10.369104	11.828295	14.07%	0
2011	10.728047	10.369104	-3.35%	0
2010*	10.000000	10.728047	7.28%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2014	10.645101	11.661542	9.55%	0
2013	8.338307	10.645101	27.67%	0
2012	7.432086	8.338307	12.19%	0
2011	7.605196	7.432086	-2.28%	0
2010	6.481277	7.605196	17.34%	0
2009	4.934864	6.481277	31.34%	0
2008	8.182358	4.934864	-39.69%	0
2007	6.956499	8.182358	17.62%	0
2006	6.658614	6.956499	4.47%	0
2005	6.353549	6.658614	4.80%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2014	20.126996	22.403127	11.31%	0
2013	15.507422	20.126996	29.79%	0
2012	13.744802	15.507422	12.82%	0
2011	13.878093	13.744802	-0.96%	0
2010	12.430016	13.878093	11.65%	0
2009*	10.000000	12.430016	24.30%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	13.840957	14.299178	3.31%	0
2013	11.409307	13.840957	21.31%	0
2012	10.020388	11.409307	13.86%	0
2011	10.089236	10.020388	-0.68%	0
2010	9.153218	10.089236	10.23%	0
2009	7.537242	9.153218	21.44%	0
2008	10.907812	7.537242	-30.90%	0
2007	10.444700	10.907812	4.43%	0
2006*	10.000000	10.444700	4.45%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	11.108794	11.475254	3.30%	0
2013	11.587676	11.108794	-4.13%	0
2012	11.219328	11.587676	3.28%	0
2011	10.783999	11.219328	4.04%	0
2010	10.339936	10.783999	4.29%	0
2009	9.369657	10.339936	10.36%	0
2008	10.565011	9.369657	-11.31%	0
2007	10.426790	10.565011	1.33%	0
2006*	10.000000	10.426790	4.27%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	15.092915	15.124041	0.21%	0
2013	11.923253	15.092915	26.58%	0
2012	9.925368	11.923253	20.13%	0
2011	11.121844	9.925368	-10.76%	0
2010	10.154988	11.121844	9.52%	0
2009	7.288016	10.154988	39.34%	0
2008	12.070327	7.288016	-39.62%	0
2007	10.726774	12.070327	12.53%	0
2006*	10.000000	10.726774	7.27%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	13.600737	14.462710	6.34%	0
2013	10.664096	13.600737	27.54%	0
2012	9.231445	10.664096	15.52%	0
2011	9.842687	9.231445	-6.21%	0
2010	8.462921	9.842687	16.30%	0
2009	6.197142	8.462921	36.56%	336
2008	11.289658	6.197142	-45.11%	338
2007	10.254148	11.289658	10.10%	339
2006*	10.000000	10.254148	2.54%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	12.143349	13.171150	8.46%	0
2013	9.280938	12.143349	30.84%	0
2012	8.057376	9.280938	15.19%	0
2011	8.375360	8.057376	-3.80%	0
2010	7.669690	8.375360	9.20%	0
2009	5.964017	7.669690	28.60%	0
2008	9.786217	5.964017	-39.06%	0
2007*	10.000000	9.786217	-2.14%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	19.661418	19.840246	0.91%	0
2013	18.661326	19.661418	5.36%	0
2012	16.555539	18.661326	12.72%	0
2011	16.205416	16.555539	2.16%	0
2010	14.554292	16.205416	11.34%	0
2009	10.130773	14.554292	43.66%	0
2008	14.297368	10.130773	-29.14%	0
2007	14.089452	14.297368	1.48%	0
2006	12.945246	14.089452	8.84%	0
2005	12.849293	12.945246	0.75%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2014	17.371104	18.660310	7.42%	0
2013	13.014897	17.371104	33.47%	0
2012	11.165367	13.014897	16.56%	77
2011	11.616664	11.165367	-3.88%	77
2010	10.197096	11.616664	13.92%	84
2009	8.061443	10.197096	26.49%	77
2008	13.002593	8.061443	-38.00%	85
2007	13.514788	13.002593	-3.79%	50
2006	11.849219	13.514788	14.06%	8
2005	11.550766	11.849219	2.58%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2014	12.431672	13.040063	4.89%	0
2013	8.784400	12.431672	41.52%	0
2012	7.634174	8.784400	15.07%	0
2011	8.777979	7.634174	-13.03%	0
2010	7.716333	8.777979	13.76%	0
2009	5.126680	7.716333	50.51%	0
2008*	10.000000	5.126680	-48.73%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2014	13.730383	14.943210	8.83%	0
2013	10.055422	13.730383	36.55%	0
2012	9.165383	10.055422	9.71%	0
2011	9.620016	9.165383	-4.73%	0
2010	7.910873	9.620016	21.60%	37
2009	6.112083	7.910873	29.43%	40
2008*	10.000000	6.112083	-38.88%	46

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	12.238624	12.584344	2.82%	0
2013	9.606118	12.238624	27.40%	0
2012	8.404994	9.606118	14.29%	0
2011	9.123333	8.404994	-7.87%	0
2010	8.065347	9.123333	13.12%	0
2009	6.344226	8.065347	27.13%	0
2008*	10.000000	6.344226	-36.56%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.117125	12.435649	2.63%	0
2013	10.739944	12.117125	12.82%	0
2012	9.827937	10.739944	9.28%	0
2011	10.123577	9.827937	-2.92%	0
2010	9.318454	10.123577	8.64%	0
2009	7.903416	9.318454	17.90%	0
2008*	10.000000	7.903416	-20.97%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.301449	12.673240	3.02%	0
2013	10.310816	12.301449	19.31%	0
2012	9.220877	10.310816	11.82%	0
2011	9.705119	9.220877	-4.99%	0
2010	8.775630	9.705119	10.59%	0
2009	7.182694	8.775630	22.18%	0
2008*	10.000000	7.182694	-28.17%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.529829	11.723899	1.68%	0
2013	11.166474	11.529829	3.25%	0
2012	10.556847	11.166474	5.77%	0
2011	10.578841	10.556847	-0.21%	0
2010	10.066259	10.578841	5.09%	0
2009	9.051407	10.066259	11.21%	0
2008*	10.000000	9.051407	-9.49%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.803853	10.871267	0.62%	0
2013*	10.000000	10.803853	8.04%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.942101	10.876137	-0.60%	0
2013*	10.000000	10.942101	9.42%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.213602	12.567429	2.90%	0
2013	10.536222	12.213602	15.92%	0
2012	9.529175	10.536222	10.57%	0
2011	9.915082	9.529175	-3.89%	0
2010	9.047478	9.915082	9.59%	0
2009	7.539794	9.047478	20.00%	0
2008*	10.000000	7.539794	-24.60%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	12.250727	12.604625	2.89%	0
2013	10.017858	12.250727	22.29%	0
2012	8.885150	10.017858	12.75%	0
2011	9.471826	8.885150	-6.19%	0
2010	8.494974	9.471826	11.50%	0
2009	6.820361	8.494974	24.55%	0
2008*	10.000000	6.820361	-31.80%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.968960	12.258239	2.42%	0
2013	10.934659	11.968960	9.46%	0
2012	10.098600	10.934659	8.28%	0
2011	10.290272	10.098600	-1.86%	0
2010	9.591116	10.290272	7.29%	0
2009	8.282650	9.591116	15.80%	0
2008*	10.000000	8.282650	-17.17%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2014	11.909386	12.311261	3.37%	0
2013	12.338903	11.909386	-3.48%	0
2012	11.637659	12.338903	6.03%	0
2011	11.094680	11.637659	4.89%	0
2010	10.531878	11.094680	5.34%	29
2009	9.838832	10.531878	7.04%	28
2008*	10.000000	9.838832	-1.61%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.692890	13.099503	3.20%	0
2013	13.169096	12.692890	-3.62%	0
2012	12.494405	13.169096	5.40%	0
2011	11.972943	12.494405	4.36%	0
2010	11.254404	11.972943	6.38%	0
2009	9.822838	11.254404	14.57%	0
2008*	10.000000	9.822838	-1.77%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014	21.885691	20.349601	-7.02%	0
2013	22.076943	21.885691	-0.87%	0
2012	19.141077	22.076943	15.34%	0
2011	25.058833	19.141077	-23.62%	0
2010	21.920197	25.058833	14.32%	0
2009	13.640295	21.920197	60.70%	0
2008	32.820669	13.640295	-58.44%	0
2007	22.913162	32.820669	43.24%	0
2006	17.031036	22.913162	34.54%	0
2005	13.048349	17.031036	30.52%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	14.963244	15.396576	2.90%	0
2013	15.849345	14.963244	-5.59%	0
2012	15.629915	15.849345	1.40%	0
2011	14.808948	15.629915	5.54%	0
2010	14.362921	14.808948	3.11%	21
2009	14.214306	14.362921	1.05%	26
2008	13.410189	14.214306	6.00%	30
2007	12.718919	13.410189	5.43%	15
2006	12.507261	12.718919	1.69%	0
2005	12.308376	12.507261	1.62%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2014	13.439125	13.164777	-2.04%	0
2013	11.590653	13.439125	15.95%	0
2012	10.189196	11.590653	13.75%	0
2011	11.475116	10.189196	-11.21%	0
2010	10.293468	11.475116	11.48%	0
2009	8.064028	10.293468	27.65%	0
2008	15.192561	8.064028	-46.92%	0
2007	12.144219	15.192561	25.10%	0
2006	9.281421	12.144219	30.84%	0
2005	7.243582	9.281421	28.13%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	10.384440	9.585993	-7.69%	0
2013	8.720863	10.384440	19.08%	0
2012	7.497524	8.720863	16.32%	0
2011	8.742609	7.497524	-14.24%	0
2010	8.272622	8.742609	5.68%	0
2009	6.536956	8.272622	26.55%	0
2008	11.673690	6.536956	-44.00%	0
2007	10.846210	11.673690	7.63%	0
2006*	10.000000	10.846210	8.46%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	18.022544	18.618292	3.31%	0
2013	14.393605	18.022544	25.21%	0
2012	12.621030	14.393605	14.04%	0
2011	13.350715	12.621030	-5.47%	0
2010	11.836163	13.350715	12.80%	0
2009	9.456041	11.836163	25.17%	0
2008	15.216240	9.456041	-37.86%	0
2007	14.595369	15.216240	4.25%	0
2006	12.691229	14.595369	15.00%	0
2005	11.949230	12.691229	6.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.839596	15.271717	2.91%	0
2013	13.296005	14.839596	11.61%	0
2012	12.353220	13.296005	7.63%	0
2011	12.443560	12.353220	-0.73%	0
2010	11.515622	12.443560	8.06%	0
2009*	10.000000	11.515622	15.16%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.850710	17.445293	3.53%	0
2013	14.330900	16.850710	17.58%	0
2012	12.975019	14.330900	10.45%	0
2011	13.310100	12.975019	-2.52%	0
2010	12.073858	13.310100	10.24%	0
2009*	10.000000	12.073858	20.74%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	13.331440	13.628485	2.23%	0
2013	12.923764	13.331440	3.15%	0
2012	12.488088	12.923764	3.49%	0
2011	12.329323	12.488088	1.29%	0
2010	11.832509	12.329323	4.20%	0
2009	11.023466	11.832509	7.34%	0
2008	11.920695	11.023466	-7.53%	0
2007	11.496915	11.920695	3.69%	0
2006	11.004985	11.496915	4.47%	0
2005	10.825457	11.004985	1.66%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.638928	10.725804	0.82%	0
2013*	10.000000	10.638928	6.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.727233	10.738592	0.11%	0
2013*	10.000000	10.727233	7.27%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	16.111865	16.675502	3.50%	0
2013	14.039404	16.111865	14.76%	0
2012	12.876064	14.039404	9.03%	0
2011	13.090279	12.876064	-1.64%	0
2010	11.994031	13.090279	9.14%	0
2009	10.231255	11.994031	17.23%	0
2008	13.538003	10.231255	-24.43%	0
2007	13.022333	13.538003	3.96%	0
2006	11.884255	13.022333	9.58%	0
2005	11.464275	11.884255	3.66%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	17.378519	17.948138	3.28%	0
2013	14.431578	17.378519	20.42%	0
2012	12.892708	14.431578	11.94%	0
2011	13.386601	12.892708	-3.69%	0
2010	12.056739	13.386601	11.03%	0
2009	9.850101	12.056739	22.40%	0
2008	14.590644	9.850101	-32.49%	0
2007	13.969982	14.590644	4.44%	0
2006	12.394286	13.969982	12.71%	0
2005	11.763314	12.394286	5.36%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	14.956216	15.414410	3.06%	0
2013	13.755720	14.956216	8.73%	0
2012	12.939592	13.755720	6.31%	0
2011	12.883786	12.939592	0.43%	0
2010	12.065634	12.883786	6.78%	0
2009	10.703273	12.065634	12.73%	0
2008	12.803569	10.703273	-16.40%	0
2007	12.292621	12.803569	4.16%	0
2006	11.521507	12.292621	6.69%	0
2005	11.205635	11.521507	2.82%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2014	20.904961	22.380650	7.06%	0
2013	15.540760	20.904961	34.52%	0
2012	13.307463	15.540760	16.78%	114
2011	13.832370	13.307463	-3.79%	114
2010	12.920205	13.832370	7.06%	114
2009*	10.000000	12.920205	29.20%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.930687	-0.69%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.126626	1.27%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	38.587614	41.547154	7.67%	0
2013	29.474141	38.587614	30.92%	0
2012	25.499029	29.474141	15.59%	6
2011	26.589338	25.499029	-4.10%	43
2010	21.411209	26.589338	24.18%	43
2009	15.911129	21.411209	34.57%	203
2008	25.450372	15.911129	-37.48%	204
2007	24.048495	25.450372	5.83%	194
2006	22.239162	24.048495	8.14%	186
2005	20.160466	22.239162	10.31%	166
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	10.748021	10.576054	-1.60%	0
2013	10.922779	10.748021	-1.60%	0
2012	11.100873	10.922779	-1.60%	0
2011	11.280871	11.100873	-1.60%	0
2010	11.464287	11.280871	-1.60%	0
2009	11.645810	11.464287	-1.56%	0
2008	11.597006	11.645810	0.42%	0
2007	11.247554	11.597006	3.11%	4
2006	10.934570	11.247554	2.86%	328
2005	10.823110	10.934570	1.03%	330
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	17.178160	17.559771	2.22%	0
2013	17.656018	17.178160	-2.71%	0
2012	15.985585	17.656018	10.45%	74
2011	15.390983	15.985585	3.86%	167
2010	14.143714	15.390983	8.82%	167
2009	11.556220	14.143714	22.39%	430
2008	14.199439	11.556220	-18.61%	431
2007	13.793632	14.199439	2.94%	376
2006	13.370415	13.793632	3.17%	322
2005	13.297326	13.370415	0.55%	278
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2014	18.337031	17.861704	-2.59%	0
2013	15.354892	18.337031	19.42%	0
2012	13.462265	15.354892	14.06%	0
2011	15.087208	13.462265	-10.77%	0
2010	13.433240	15.087208	12.31%	0
2009*	10.000000	13.433240	34.33%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2014*	10.000000	9.007739	-9.92%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2014	13.254315	14.403325	8.67%	0
2013	9.996772	13.254315	32.59%	0
2012	8.731647	9.996772	14.49%	53
2011	9.138925	8.731647	-4.46%	53
2010	8.040348	9.138925	13.66%	68
2009	6.296237	8.040348	27.70%	20
2008*	10.000000	6.296237	-37.04%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2014	14.892523	16.195599	8.75%	0
2013	11.174473	14.892523	33.27%	0
2012	9.639732	11.174473	15.92%	0
2011	10.402675	9.639732	-7.33%	0
2010*	10.000000	10.402675	4.03%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.410294	13.462609	8.48%	0
2013	9.340331	12.410294	32.87%	0
2012	8.072481	9.340331	15.71%	0
2011	8.735710	8.072481	-7.59%	0
2010	7.874053	8.735710	10.94%	0
2009	6.280491	7.874053	25.37%	0
2008*	10.000000	6.280491	-37.20%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2014	14.126918	14.461772	2.37%	0
2013	10.332508	14.126918	36.72%	0
2012	9.138851	10.332508	13.06%	0
2011	9.697319	9.138851	-5.76%	0
2010	7.770807	9.697319	24.79%	19
2009	6.212287	7.770807	25.09%	15
2008*	10.000000	6.212287	-37.88%	14
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.843036	17.091435	15.15%	0
2013	11.117741	14.843036	33.51%	0
2012	9.711509	11.117741	14.48%	0
2011	10.103648	9.711509	-3.88%	0
2010	8.582814	10.103648	17.72%	13
2009	6.685366	8.582814	28.38%	14
2008*	10.000000	6.685366	-33.15%	22

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014	20.960019	21.204510	1.17%	0
2013	14.762360	20.960019	41.98%	0
2012	13.225715	14.762360	11.62%	0
2011	13.528039	13.225715	-2.23%	0
2010	10.958964	13.528039	23.44%	401
2009	8.737691	10.958964	25.42%	401
2008	16.573416	8.737691	-47.28%	401
2007	15.347910	16.573416	7.98%	338
2006	15.112192	15.347910	1.56%	267
2005	14.207650	15.112192	6.37%	182
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014	48.666654	51.250733	5.31%	0
2013	35.226020	48.666654	38.16%	0
2012	29.723083	35.226020	18.51%	0
2011	31.818823	29.723083	-6.59%	0
2010	25.540730	31.818823	24.58%	403
2009	20.564933	25.540730	24.20%	403
2008	30.804160	20.564933	-33.24%	403
2007	33.626225	30.804160	-8.39%	345
2006	29.133262	33.626225	15.42%	277
2005	28.722942	29.133262	1.43%	196
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014	39.778834	39.461390	-0.80%	0
2013	28.689353	39.778834	38.65%	0
2012	25.243514	28.689353	13.65%	0
2011	27.163192	25.243514	-7.07%	0
2010	22.027260	27.163192	23.32%	0
2009	16.618484	22.027260	32.55%	0
2008	27.323988	16.618484	-39.18%	4
2007	27.191015	27.323988	0.49%	2
2006	24.662918	27.191015	10.25%	0
2005	22.314210	24.662918	10.53%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2014	16.687582	18.415329	10.35%	0
2013	12.935602	16.687582	29.01%	0
2012	11.510291	12.935602	12.38%	0
2011	11.635530	11.510291	-1.08%	0
2010	10.422768	11.635530	11.64%	30
2009	8.400103	10.422768	24.08%	30
2008	14.606893	8.400103	-42.49%	34
2007	13.722966	14.606893	6.44%	15
2006	12.272927	13.722966	11.81%	0
2005	11.608061	12.272927	5.73%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2014	11.152817	14.144423	26.82%	0
2013	10.999223	11.152817	1.40%	0
2012	9.654362	10.999223	13.93%	24
2011	9.212138	9.654362	4.80%	70
2010	7.191287	9.212138	28.10%	70
2009	5.585887	7.191287	28.74%	210
2008*	10.000000	5.585887	-44.14%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.675089	12.990655	11.27%	0
2013*	10.000000	11.675089	16.75%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.450771	10.334346	-1.11%	0
2013	10.609527	10.450771	-1.50%	0
2012	10.415485	10.609527	1.86%	0
2011	10.448755	10.415485	-0.32%	0
2010	10.367761	10.448755	0.78%	0
2009	9.836967	10.367761	5.40%	0
2008*	10.000000	9.836967	-1.63%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.544163	12.905266	2.88%	0
2013*	10.000000	12.544163	25.44%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	16.166548	14.611837	-9.62%	0
2013	13.680366	16.166548	18.17%	0
2012	11.628298	13.680366	17.65%	0
2011	13.493927	11.628298	-13.83%	0
2010	12.894893	13.493927	4.65%	21
2009*	10.000000	12.894893	28.95%	23
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	10.348249	10.244781	-1.00%	0
2013	10.452043	10.348249	-0.99%	0
2012	10.154782	10.452043	2.93%	0
2011	10.289725	10.154782	-1.31%	0
2010	9.932110	10.289725	3.60%	27
2009	8.906607	9.932110	11.51%	27
2008	10.455501	8.906607	-14.81%	42
2007	10.142483	10.455501	3.09%	21
2006	9.891322	10.142483	2.54%	0
2005	9.908686	9.891322	-0.18%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	17.466499	17.783525	1.82%	0
2013	12.171542	17.466499	43.50%	0
2012	11.367189	12.171542	7.08%	0
2011	11.675464	11.367189	-2.64%	0
2010	9.919776	11.675464	17.70%	0
2009	8.212423	9.919776	20.79%	0
2008	13.789344	8.212423	-40.44%	0
2007	13.943023	13.789344	-1.10%	0
2006	13.462114	13.943023	3.57%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	18.431106	20.019094	8.62%	0
2013	13.612073	18.431106	35.40%	0
2012	12.465294	13.612073	9.20%	0
2011	13.070198	12.465294	-4.63%	0
2010	10.811558	13.070198	20.89%	0
2009	8.360084	10.811558	29.32%	0
2008	14.030202	8.360084	-40.41%	0
2007	13.250742	14.030202	5.88%	17
2006	11.842802	13.250742	11.89%	0
2005	11.262512	11.842802	5.15%	0
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2014	21.458529	24.368801	13.56%	0
2013	16.808524	21.458529	27.66%	0
2012	14.968992	16.808524	12.29%	0
2011	15.388727	14.968992	-2.73%	0
2010	14.292826	15.388727	7.67%	0
2009	10.050760	14.292826	42.21%	0
2008	18.748697	10.050760	-46.39%	0
2007	16.693231	18.748697	12.31%	0
2006	15.714870	16.693231	6.23%	0
2005	15.194913	15.714870	3.42%	0
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2014	21.328823	22.201494	4.09%	0
2013	15.939683	21.328823	33.81%	0
2012	13.911443	15.939683	14.58%	0
2011	13.983946	13.911443	-0.52%	0
2010	11.149007	13.983946	25.43%	0
2009	8.544230	11.149007	30.49%	0
2008	17.048909	8.544230	-49.88%	0
2007	16.295740	17.048909	4.62%	0
2006	16.084619	16.295740	1.31%	0
2005	14.551544	16.084619	10.54%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2014	17.643816	17.759462	0.66%	0
2013	14.084525	17.643816	25.27%	0
2012	11.803936	14.084525	19.32%	0
2011	13.079901	11.803936	-9.76%	0
2010	11.462435	13.079901	14.11%	0
2009	8.334165	11.462435	37.54%	0
2008	14.161034	8.334165	-41.15%	0
2007	13.537128	14.161034	4.61%	0
2006	11.688662	13.537128	15.81%	0
2005	10.391353	11.688662	12.48%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2014	9.974364	10.093391	1.19%	0
2013	10.149985	9.974364	-1.73%	0
2012*	10.000000	10.149985	1.50%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	9.015644	-9.84%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2014	19.528940	21.273293	8.93%	0
2013	15.060940	19.528940	29.67%	0
2012	13.096753	15.060940	15.00%	0
2011	13.311181	13.096753	-1.61%	0
2010	11.650774	13.311181	14.25%	26
2009	9.229598	11.650774	26.23%	27
2008	15.244535	9.229598	-39.46%	26
2007	14.837386	15.244535	2.74%	12
2006	13.108388	14.837386	13.19%	0
2005	12.569703	13.108388	4.29%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2014	15.091695	16.622395	10.14%	0
2013	10.876023	15.091695	38.76%	0
2012	9.368203	10.876023	16.10%	15
2011	9.735621	9.368203	-3.77%	15
2010	8.017245	9.735621	21.43%	15
2009	5.938698	8.017245	35.00%	0
2008	9.707899	5.938698	-38.83%	14
2007	9.987465	9.707899	-2.80%	4
2006*	10.000000	9.987465	-0.13%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.444724	10.324354	-1.15%	0
2013	10.602967	10.444724	-1.49%	0
2012*	10.000000	10.602967	6.03%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014*	10.000000	9.681128	-3.19%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.858036	11.703429	-1.30%	0
2013	12.897848	11.858036	-8.06%	0
2012	12.456362	12.897848	3.54%	0
2011	11.675695	12.456362	6.69%	0
2010	10.848770	11.675695	7.62%	0
2009*	10.000000	10.848770	8.49%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.484399	11.385207	-0.86%	0
2013	11.698304	11.484399	-1.83%	0
2012	11.242559	11.698304	4.05%	0
2011	11.310867	11.242559	-0.60%	0
2010	10.928078	11.310867	3.50%	11
2009*	10.000000	10.928078	9.28%	10
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2014	13.109475	13.298496	1.44%	0
2013	14.675302	13.109475	-10.67%	0
2012	13.713953	14.675302	7.01%	0
2011	12.480064	13.713953	9.89%	0
2010	11.731404	12.480064	6.38%	0
2009	10.073944	11.731404	16.45%	0
2008	11.011231	10.073944	-8.51%	0
2007	10.114488	11.011231	8.87%	0
2006*	10.000000	10.114488	1.14%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2014	14.467064	14.843583	2.60%	0
2013	14.995555	14.467064	-3.52%	0
2012	13.905112	14.995555	7.84%	0
2011	13.638954	13.905112	1.95%	0
2010	12.820546	13.638954	6.38%	0
2009	11.426111	12.820546	12.20%	0
2008	11.085475	11.426111	3.07%	0
2007	10.360869	11.085475	6.99%	0
2006*	10.000000	10.360869	3.61%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.367567	10.626842	2.50%	0
2013	10.756996	10.367567	-3.62%	0
2012	9.983857	10.756996	7.74%	0
2011*	10.000000	9.983857	-0.16%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2014	13.602357	12.905720	-5.12%	0
2013	11.425630	13.602357	19.05%	0
2012	10.791201	11.425630	5.88%	0
2011	12.476174	10.791201	-13.51%	0
2010	9.755878	12.476174	27.88%	0
2009	6.273267	9.755878	55.52%	0
2008	11.238387	6.273267	-44.18%	0
2007	10.985196	11.238387	2.30%	0
2006*	10.000000	10.985196	9.85%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	21.822141	28.177929	29.13%	0
2013	14.734130	21.822141	48.11%	0
2012	11.430744	14.734130	28.90%	0
2011	10.523301	11.430744	8.62%	0
2010*	10.000000	10.523301	5.23%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2014	11.896903	12.626125	6.13%	0
2013	12.128803	11.896903	-1.91%	0
2012	11.263214	12.128803	7.69%	0
2011	10.833986	11.263214	3.96%	0
2010	10.275922	10.833986	5.43%	0
2009	9.524373	10.275922	7.89%	0
2008	10.779264	9.524373	-11.64%	27
2007	10.388939	10.779264	3.76%	15
2006*	10.000000	10.388939	3.89%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2014	40.420317	40.937936	1.28%	0
2013	45.016536	40.420317	-10.21%	0
2012	38.784080	45.016536	16.07%	0
2011	36.823282	38.784080	5.32%	0
2010	34.098904	36.823282	7.99%	0
2009	26.613380	34.098904	28.13%	0
2008	31.810375	26.613380	-16.34%	0
2007	30.348016	31.810375	4.82%	0
2006	27.832187	30.348016	9.04%	0
2005	25.196617	27.832187	10.46%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
2014	15.952264	16.035239	0.52%	0
2013	13.981956	15.952264	14.09%	0
2012	12.481781	13.981956	12.02%	0
2011	13.168794	12.481781	-5.22%	0
2010	12.663054	13.168794	3.99%	0
2009	9.710238	12.663054	30.41%	0
2008	17.821247	9.710238	-45.51%	0
2007	15.806391	17.821247	12.75%	0
2006	12.836370	15.806391	23.14%	0
2005	11.744532	12.836370	9.30%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2014	55.622802	54.505588	-2.01%	0
2013	50.461538	55.622802	10.23%	0
2012	39.507337	50.461538	27.73%	0
2011	54.064138	39.507337	-26.93%	0
2010	43.316130	54.064138	24.81%	55
2009	20.649302	43.316130	109.77%	55
2008	59.585849	20.649302	-65.35%	55
2007	44.006397	59.585849	35.40%	55
2006	32.058974	44.006397	37.27%	55
2005	24.681277	32.058974	29.89%	56
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	47.161318	37.540671	-20.40%	0
2013	43.360592	47.161318	8.77%	0
2012	42.624120	43.360592	1.73%	0
2011	51.845154	42.624120	-17.79%	0
2010	40.768529	51.845154	27.17%	0
2009	26.299894	40.768529	55.01%	0
2008	49.612322	26.299894	-46.99%	0
2007	34.689305	49.612322	43.02%	0
2006	28.316407	34.689305	22.51%	0
2005	18.971961	28.316407	49.25%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.441073	8.286172	-20.64%	0
2013	9.620384	10.441073	8.53%	0
2012*	10.000000	9.620384	-3.80%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	23.999159	23.171692	-3.45%	0
2013	16.234487	23.999159	47.83%	0
2012	15.295201	16.234487	6.14%	0
2011	16.292339	15.295201	-6.12%	0
2010	13.060414	16.292339	24.75%	0
2009*	10.000000	13.060414	30.60%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2014	11.151988	11.429387	2.49%	0
2013	10.130211	11.151988	10.09%	0
2012*	10.000000	10.130211	1.30%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2014	24.636453	26.397570	7.15%	0
2013	18.199975	24.636453	35.37%	0
2012	15.620945	18.199975	16.51%	0
2011	17.381158	15.620945	-10.13%	0
2010	13.960490	17.381158	24.50%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	12.939239	13.145664	1.60%	0
2013	14.375290	12.939239	-9.99%	0
2012	13.611707	14.375290	5.61%	0
2011	12.384804	13.611707	9.91%	0
2010	11.979304	12.384804	3.39%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2014	19.247220	21.296525	10.65%	0
2013	14.408594	19.247220	33.58%	0
2012	12.768265	14.408594	12.85%	0
2011	12.590202	12.768265	1.41%	0
2010	11.214752	12.590202	12.26%	0
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2014	18.843005	17.511528	-7.07%	0
2013	15.651386	18.843005	20.39%	0
2012	13.134957	15.651386	19.16%	0
2011	15.183451	13.134957	-13.49%	0
2010	13.626560	15.183451	11.43%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2014	16.900973	19.352003	14.50%	0
2013	13.207044	16.900973	27.97%	0
2012	11.544189	13.207044	14.40%	0
2011	11.819444	11.544189	-2.33%	0
2010	10.077340	11.819444	17.29%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2014	26.812157	29.818974	11.21%	0
2013	20.695719	26.812157	29.55%	0
2012	18.366663	20.695719	12.68%	0
2011	18.486618	18.366663	-0.65%	0
2010	16.572080	18.486618	11.55%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	14.994880	15.032422	0.25%	0
2013	13.325434	14.994880	12.53%	0
2012	12.321456	13.325434	8.15%	0
2011	13.000998	12.321456	-5.23%	0
2010	12.043434	13.000998	7.95%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2014	12.205609	12.678662	3.88%	0
2013*	10.000000	12.205609	22.06%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.863731	8.64%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2014	23.029788	23.809805	3.39%	0
2013	16.640715	23.029788	38.39%	0
2012	14.619211	16.640715	13.83%	0
2011	14.780793	14.619211	-1.09%	0
2010	11.943809	14.780793	23.75%	0
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
2014	15.799893	17.629661	11.58%	0
2013	11.957972	15.799893	32.13%	0
2012	10.858741	11.957972	10.12%	0
2011	10.941923	10.858741	-0.76%	0
2010	9.689745	10.941923	12.92%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
2014	18.563872	20.708562	11.55%	0
2013	14.296365	18.563872	29.85%	0
2012	12.560075	14.296365	13.82%	0
2011	12.534993	12.560075	0.20%	0
2010	11.098333	12.534993	12.94%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2014	19.402623	20.626571	6.31%	0
2013	16.290220	19.402623	19.11%	0
2012	14.999638	16.290220	8.60%	0
2011	13.989924	14.999638	7.22%	0
2010	12.335042	13.989924	13.42%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2014*	10.000000	9.888323	-1.12%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
2014	16.699511	17.046953	2.08%	0
2013	16.805740	16.699511	-0.63%	0
2012	15.574255	16.805740	7.91%	0
2011	15.482982	15.574255	0.59%	0
2010	14.508802	15.482982	6.71%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2014	13.429615	13.782506	2.63%	0
2013	12.042126	13.429615	11.52%	0
2012	10.963498	12.042126	9.84%	0
2011	11.178791	10.963498	-1.93%	0
2010	10.082086	11.178791	10.88%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2014	13.267015	13.656702	2.94%	0
2013	11.633446	13.267015	14.04%	0
2012	10.450818	11.633446	11.32%	0
2011	10.746652	10.450818	-2.75%	0
2010	9.541377	10.746652	12.63%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2014	13.427234	13.847648	3.13%	0
2013	11.236847	13.427234	19.49%	0
2012	9.893975	11.236847	13.57%	0
2011	10.338382	9.893975	-4.30%	0
2010	9.061840	10.338382	14.09%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2014	28.111998	30.915249	9.97%	0
2013	21.795185	28.111998	28.98%	0
2012	19.054245	21.795185	14.38%	0
2011	19.897979	19.054245	-4.24%	0
2010	17.275891	19.897979	15.18%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2014	11.982777	10.280416	-14.21%	0
2013	9.814082	11.982777	22.10%	0
2012	9.528029	9.814082	3.00%	0
2011	10.218924	9.528029	-6.76%	0
2010	8.719783	10.218924	17.19%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2014	20.187693	21.571362	6.85%	0
2013	16.034604	20.187693	25.90%	0
2012	13.912901	16.034604	15.25%	0
2011	14.025386	13.912901	-0.80%	0
2010	12.390959	14.025386	13.19%	0
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2014	14.721388	16.230849	10.25%	0
2013	10.864040	14.721388	35.51%	0
2012	9.246967	10.864040	17.49%	0
2011	9.201156	9.246967	0.50%	0
2010	7.565769	9.201156	21.62%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2014	18.115623	19.810096	9.35%	0
2013	13.523417	18.115623	33.96%	0
2012	12.004671	13.523417	12.65%	0
2011	12.188437	12.004671	-1.51%	0
2010	9.989586	12.188437	22.01%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2014	15.672773	15.579805	-0.59%	0
2013	15.051592	15.672773	4.13%	0
2012	13.402132	15.051592	12.31%	0
2011	13.111684	13.402132	2.22%	0
2010	11.716151	13.111684	11.91%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2014	13.263887	13.795662	4.01%	0
2013	13.746171	13.263887	-3.51%	0
2012	13.214988	13.746171	4.02%	0
2011	12.532648	13.214988	5.44%	0
2010	11.834084	12.532648	5.90%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2014	15.357892	16.040394	4.44%	0
2013	11.476643	15.357892	33.82%	0
2012	10.169563	11.476643	12.85%	0
2011	11.581012	10.169563	-12.19%	0
2010	9.149056	11.581012	26.58%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2014	19.098781	17.250679	-9.68%	0
2013	14.894544	19.098781	28.23%	0
2012	12.564124	14.894544	18.55%	0
2011	15.433555	12.564124	-18.59%	0
2010	13.887863	15.433555	11.13%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2014	20.556494	21.570322	4.93%	0
2013	16.022975	20.556494	28.29%	0
2012	12.818429	16.022975	25.00%	0
2011	14.298263	12.818429	-10.35%	0
2010	11.496555	14.298263	24.37%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	12.225632	12.366353	1.15%	0
2013	10.043302	12.225632	21.73%	0
2012	8.854528	10.043302	13.43%	0
2011	9.143771	8.854528	-3.16%	0
2010	8.432430	9.143771	8.44%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	14.467906	14.885982	2.89%	0
2013	12.910664	14.467906	12.06%	0
2012	11.653327	12.910664	10.79%	0
2011	11.572490	11.653327	0.70%	0
2010	10.443102	11.572490	10.81%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2014	15.158943	14.993919	-1.09%	0
2013	11.313360	15.158943	33.99%	0
2012	9.716856	11.313360	16.43%	0
2011	10.265572	9.716856	-5.35%	0
2010	8.140276	10.265572	26.11%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.324509	-6.75%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2014	18.713705	16.401134	-12.36%	0
2013	15.435196	18.713705	21.24%	0
2012	13.233743	15.435196	16.64%	0
2011	15.024748	13.233743	-11.92%	0
2010	14.057145	15.024748	6.88%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2014*	10.000000	8.637805	-13.62%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2014*	10.000000	9.973696	-0.26%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	11.391312	11.645371	2.23%	0
2013	10.198760	11.391312	11.69%	0
2012*	10.000000	10.198760	1.99%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.885040	10.174936	2.93%	0
2013*	10.000000	9.885040	-1.15%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2014	11.220719	11.587827	3.27%	0
2013	9.564397	11.220719	17.32%	0
2012	8.342797	9.564397	14.64%	0
2011	10.075009	8.342797	-17.19%	0
2010	8.854663	10.075009	13.78%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2014	12.745144	14.170596	11.18%	0
2013	9.928633	12.745144	28.37%	0
2012	8.718771	9.928633	13.88%	0
2011	9.265645	8.718771	-5.90%	0
2010	7.586876	9.265645	22.13%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2014	13.675160	14.352055	4.95%	0
2013	12.161731	13.675160	12.44%	0
2012	10.915850	12.161731	11.41%	0
2011	11.026495	10.915850	-1.00%	0
2010	10.140371	11.026495	8.74%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2014	14.629377	15.483098	5.84%	0
2013	11.166155	14.629377	31.02%	0
2012	9.829918	11.166155	13.59%	0
2011	10.448646	9.829918	-5.92%	0
2010	9.110161	10.448646	14.69%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2014	16.515975	16.651777	0.82%	0
2013	15.638547	16.515975	5.61%	0
2012	13.843354	15.638547	12.97%	0
2011	14.080244	13.843354	-1.68%	0
2010	12.402468	14.080244	13.53%	0
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2014	19.265807	18.686142	-3.01%	0
2013	14.319981	19.265807	34.54%	0
2012	12.183942	14.319981	17.53%	0
2011	12.986415	12.183942	-6.18%	0
2010	10.833277	12.986415	19.88%	0
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2014	17.047161	16.918962	-0.75%	0
2013	13.000733	17.047161	31.12%	0
2012	11.287102	13.000733	15.18%	0
2011	12.405887	11.287102	-9.02%	0
2010	10.707980	12.405887	15.86%	0
Guggenheim Variable Funds Trust - Series X (StylePlus Small Growth Series) - Q/NQ
2014	13.932554	14.908672	7.01%	0
2013	10.022934	13.932554	39.01%	0
2012	9.135840	10.022934	9.71%	0
2011	9.474425	9.135840	-3.57%	0
2010	7.404625	9.474425	27.95%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series Y (StylePlus Large Growth Series) - Q/NQ
2014	11.993506	13.592949	13.34%	0
2013	9.506724	11.993506	26.16%	0
2012	8.731092	9.506724	8.88%	0
2011	9.278238	8.731092	-5.90%	0
2010	8.087402	9.278238	14.72%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2014	15.795612	16.803978	6.38%	0
2013	11.488561	15.795612	37.49%	0
2012	10.301623	11.488561	11.52%	0
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
2014	17.978850	21.160202	17.69%	0
2013	13.007015	17.978850	38.22%	0
2012	10.939505	13.007015	18.90%	0
2011	10.700035	10.939505	2.24%	0
2010	10.332565	10.700035	3.56%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
2014	11.261445	12.694989	12.73%	0
2013	11.147927	11.261445	1.02%	0
2012	8.847433	11.147927	26.00%	0
2011	9.621867	8.847433	-8.05%	0
2010	8.325135	9.621867	15.58%	0
Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
2014	22.042080	21.750204	-1.32%	0
2013	18.831285	22.042080	17.05%	0
2012	16.573635	18.831285	13.62%	0
2011	18.069341	16.573635	-8.28%	0
2010	16.278322	18.069341	11.00%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2014	12.552587	12.860223	2.45%	0
2013	9.935147	12.552587	26.35%	0
2012*	10.000000	9.935147	-0.65%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2014	13.054812	13.826971	5.91%	0
2013	9.716985	13.054812	34.35%	0
2012*	10.000000	9.716985	-2.83%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	29.476705	27.463854	-6.83%	0
2013	23.951566	29.476705	23.07%	0
2012	20.435570	23.951566	17.21%	0
2011	22.391287	20.435570	-8.73%	0
2010	20.949286	22.391287	6.88%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2014	24.321763	24.376083	0.22%	0
2013	22.379973	24.321763	8.68%	0
2012	19.180786	22.379973	16.68%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2014	21.859342	23.190489	6.09%	0
2013	17.105044	21.859342	27.79%	0
2012	15.315844	17.105044	11.68%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2014	13.347475	14.238825	6.68%	0
2013	10.368800	13.347475	28.73%	0
2012	8.512229	10.368800	21.81%	0
2011	9.300365	8.512229	-8.47%	0
2010	8.880893	9.300365	4.72%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2014	6.715779	7.222380	7.54%	0
2013	5.043466	6.715779	33.16%	0
2012	4.304075	5.043466	17.18%	0
2011	4.790931	4.304075	-10.16%	0
2010	3.915887	4.790931	22.35%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2014	13.806972	11.935803	-13.55%	0
2013	12.284193	13.806972	12.40%	0
2012	11.036128	12.284193	11.31%	0
2011	16.584115	11.036128	-33.45%	0
2010	13.487751	16.584115	22.96%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2014	21.730830	24.601052	13.21%	0
2013	16.700709	21.730830	30.12%	0
2012	14.106981	16.700709	18.39%	0
2011	14.039775	14.106981	0.48%	0
2010	11.563093	14.039775	21.42%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014*	10.000000	9.430823	-5.69%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2014	21.856072	19.884394	-9.02%	0
2013	15.736283	21.856072	38.89%	0
2012	13.235050	15.736283	18.90%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2014	19.592324	21.234957	8.38%	0
2013	14.691344	19.592324	33.36%	0
2012	12.890980	14.691344	13.97%	0
2011	13.168233	12.890980	-2.11%	0
2010	12.038713	13.168233	9.38%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2014	14.827911	14.748434	-0.54%	0
2013	11.812291	14.827911	25.53%	0
2012	10.360352	11.812291	14.01%	0
2011	10.724430	10.360352	-3.39%	0
2010*	10.000000	10.724430	7.24%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
2014	10.562941	11.565660	9.49%	0
2013	8.278144	10.562941	27.60%	0
2012	7.382220	8.278144	12.14%	0
2011	7.558008	7.382220	-2.33%	0
2010	6.444333	7.558008	17.28%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
2014	20.079314	22.338693	11.25%	0
2013	15.478551	20.079314	29.72%	0
2012	13.726207	15.478551	12.77%	0
2011	13.866343	13.726207	-1.01%	0
2010	12.425797	13.866343	11.59%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	13.787099	14.236307	3.26%	0
2013	11.370678	13.787099	21.25%	0
2012	9.991547	11.370678	13.80%	0
2011	10.065308	9.991547	-0.73%	0
2010	9.136156	10.065308	10.17%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2014	11.065597	11.424829	3.25%	0
2013	11.548489	11.065597	-4.18%	0
2012	11.187080	11.548489	3.23%	0
2011	10.758440	11.187080	3.98%	0
2010	10.320671	10.758440	4.24%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2014	15.034179	15.057525	0.16%	0
2013	11.882881	15.034179	26.52%	0
2012	9.896797	11.882881	20.07%	0
2011	11.095465	9.896797	-10.80%	0
2010	10.136054	11.095465	9.47%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2014	13.547789	14.399082	6.28%	0
2013	10.627978	13.547789	27.47%	0
2012	9.204869	10.627978	15.46%	0
2011	9.819331	9.204869	-6.26%	0
2010	8.447133	9.819331	16.24%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2014	12.102238	13.119893	8.41%	0
2013	9.254218	12.102238	30.78%	0
2012	8.038264	9.254218	15.13%	0
2011	8.359747	8.038264	-3.85%	0
2010	7.659289	8.359747	9.15%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014	19.509651	19.677103	0.86%	0
2013	18.526694	19.509651	5.31%	0
2012	16.444472	18.526694	12.66%	0
2011	16.104864	16.444472	2.11%	0
2010	14.471327	16.104864	11.29%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class I - Q/NQ
2014	17.236897	18.506738	7.37%	0
2013	12.920904	17.236897	33.40%	0
2012	11.090374	12.920904	16.51%	0
2011	11.544495	11.090374	-3.93%	0
2010	10.138888	11.544495	13.86%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2014	12.395937	12.995975	4.84%	0
2013	8.763596	12.395937	41.45%	0
2012	7.619990	8.763596	15.01%	0
2011	8.766116	7.619990	-13.07%	0
2010	7.709797	8.766116	13.70%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
2014	13.690911	14.892679	8.78%	0
2013	10.031599	13.690911	36.48%	0
2012	9.148330	10.031599	9.65%	0
2011	9.606980	9.148330	-4.77%	0
2010	7.904167	9.606980	21.54%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	12.203446	12.541800	2.77%	0
2013	9.583379	12.203446	27.34%	0
2012	8.389357	9.583379	14.23%	0
2011	9.110982	8.389357	-7.92%	0
2010	8.058507	9.110982	13.06%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.082298	12.393614	2.58%	0
2013	10.714519	12.082298	12.77%	0
2012	9.809665	10.714519	9.22%	0
2011	10.109875	9.809665	-2.97%	0
2010	9.310557	10.109875	8.59%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.266075	12.630362	2.97%	0
2013	10.286396	12.266075	19.25%	0
2012	9.203721	10.286396	11.76%	0
2011	9.691973	9.203721	-5.04%	0
2010	8.768188	9.691973	10.54%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.496666	11.684228	1.63%	0
2013	11.140023	11.496666	3.20%	0
2012	10.537207	11.140023	5.72%	0
2011	10.564529	10.537207	-0.26%	0
2010	10.057746	10.564529	5.04%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.800181	10.862050	0.57%	0
2013*	10.000000	10.800181	8.00%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.938387	10.866922	-0.65%	0
2013*	10.000000	10.938387	9.38%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.178483	12.524925	2.84%	0
2013	10.511275	12.178483	15.86%	0
2012	9.511460	10.511275	10.51%	0
2011	9.901666	9.511460	-3.94%	0
2010	9.039810	9.901666	9.53%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	12.215547	12.562036	2.84%	0
2013	9.994167	12.215547	22.23%	0
2012	8.868653	9.994167	12.69%	0
2011	9.459031	8.868653	-6.24%	0
2010	8.487804	9.459031	11.44%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.934538	12.216771	2.36%	0
2013	10.908749	11.934538	9.40%	0
2012	10.079800	10.908749	8.22%	0
2011	10.276328	10.079800	-1.91%	0
2010	9.582985	10.276328	7.24%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2014	11.875142	12.269614	3.32%	0
2013	12.309680	11.875142	-3.53%	0
2012	11.616012	12.309680	5.97%	0
2011	11.079660	11.616012	4.84%	0
2010	10.522958	11.079660	5.29%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	12.656385	13.055192	3.15%	0
2013	13.137892	12.656385	-3.67%	0
2012	12.471155	13.137892	5.35%	0
2011	11.956729	12.471155	4.30%	0
2010	11.244874	11.956729	6.33%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014	21.738751	20.202692	-7.07%	0
2013	21.939880	21.738751	-0.92%	0
2012	19.031933	21.939880	15.28%	0
2011	24.928611	19.031933	-23.65%	0
2010	21.817344	24.928611	14.26%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014	14.847745	15.269983	2.84%	0
2013	15.735000	14.847745	-5.64%	0
2012	15.525064	15.735000	1.35%	0
2011	14.717057	15.525064	5.49%	0
2010	14.281051	14.717057	3.05%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2014	13.348944	13.069787	-2.09%	0
2013	11.518717	13.348944	15.89%	0
2012	10.131129	11.518717	13.70%	0
2011	11.415524	10.131129	-11.25%	0
2010	10.245196	11.415524	11.42%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2014	10.344002	9.543806	-7.74%	0
2013	8.691317	10.344002	19.02%	0
2012	7.475938	8.691317	16.26%	0
2011	8.721870	7.475938	-14.29%	0
2010	8.257188	8.721870	5.63%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014	17.913635	18.496385	3.25%	0
2013	14.313888	17.913635	25.15%	0
2012	12.557531	14.313888	13.99%	0
2011	13.290291	12.557531	-5.51%	0
2010	11.788571	13.290291	12.74%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014	14.804424	15.227773	2.86%	0
2013	13.271239	14.804424	11.55%	0
2012	12.336491	13.271239	7.58%	0
2011	12.433015	12.336491	-0.78%	0
2010	11.511714	12.433015	8.00%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014	16.810804	17.395140	3.48%	0
2013	14.304216	16.810804	17.52%	0
2012	12.957463	14.304216	10.39%	0
2011	13.298836	12.957463	-2.57%	0
2010	12.069770	13.298836	10.18%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014	13.250871	13.539235	2.18%	0
2013	12.852190	13.250871	3.10%	0
2012	12.425243	12.852190	3.44%	0
2011	12.273494	12.425243	1.24%	0
2010	11.784925	12.273494	4.15%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.635326	10.716720	0.77%	0
2013*	10.000000	10.635326	6.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.723588	10.729490	0.06%	0
2013*	10.000000	10.723588	7.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014	16.014452	16.566255	3.45%	0
2013	13.961615	16.014452	14.70%	0
2012	12.811240	13.961615	8.98%	0
2011	13.030994	12.811240	-1.69%	0
2010	11.945785	13.030994	9.08%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014	17.273480	17.830585	3.23%	0
2013	14.351642	17.273480	20.36%	0
2012	12.827832	14.351642	11.88%	0
2011	13.325997	12.827832	-3.74%	0
2010	12.008250	13.325997	10.97%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014	14.865813	15.313449	3.01%	0
2013	13.679526	14.865813	8.67%	0
2012	12.874464	13.679526	6.25%	0
2011	12.825438	12.874464	0.38%	0
2010	12.017093	12.825438	6.73%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
2014	20.855456	22.316302	7.00%	0
2013	15.511833	20.855456	34.45%	0
2012	13.289460	15.511833	16.72%	0
2011	13.820663	13.289460	-3.84%	0
2010	12.915827	13.820663	7.01%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2014*	10.000000	9.928340	-0.72%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2014*	10.000000	10.124221	1.24%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2014	38.289697	41.205435	7.61%	0
2013	29.261437	38.289697	30.85%	0
2012	25.327907	29.261437	15.53%	0
2011	26.424307	25.327907	-4.15%	0
2010	21.289110	26.424307	24.12%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2014	10.665034	10.489064	-1.65%	0
2013	10.843956	10.665034	-1.65%	0
2012	11.026379	10.843956	-1.65%	0
2011	11.210847	11.026379	-1.65%	0
2010	11.398912	11.210847	-1.65%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	17.045594	17.415410	2.17%	0
2013	17.528677	17.045594	-2.76%	0
2012	15.878371	17.528677	10.39%	0
2011	15.295503	15.878371	3.81%	0
2010	14.063112	15.295503	8.76%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I - Q/NQ
2014	18.293580	17.810323	-2.64%	0
2013	15.326291	18.293580	19.36%	0
2012	13.444035	15.326291	14.00%	0
2011	15.074438	13.444035	-10.82%	0
2010	13.428683	15.074438	12.26%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2014*	10.000000	9.004606	-9.95%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
2014	13.216205	14.354615	8.61%	0
2013	9.973093	13.216205	32.52%	0
2012	8.715404	9.973093	14.43%	0
2011	9.126546	8.715404	-4.50%	0
2010	8.033533	9.126546	13.61%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2014	14.864745	16.157176	8.69%	0
2013	11.159296	14.864745	33.21%	0
2012	9.631549	11.159296	15.86%	0
2011	10.399117	9.631549	-7.38%	0
2010*	10.000000	10.399117	3.99%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	12.374602	13.417060	8.42%	0
2013	9.318191	12.374602	32.80%	0
2012	8.057449	9.318191	15.65%	0
2011	8.723860	8.057449	-7.64%	0
2010	7.867363	8.723860	10.89%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2014	14.086295	14.412852	2.32%	0
2013	10.308026	14.086295	36.65%	0
2012	9.121841	10.308026	13.00%	0
2011	9.684178	9.121841	-5.81%	0
2010	7.764221	9.684178	24.73%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.800321	17.033591	15.09%	0
2013	11.091371	14.800321	33.44%	0
2012	9.693418	11.091371	14.42%	0
2011	10.089948	9.693418	-3.93%	0
2010	8.575528	10.089948	17.66%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014	20.804328	21.036305	1.12%	0
2013	14.660146	20.804328	41.91%	0
2012	13.140838	14.660146	11.56%	0
2011	13.448046	13.140838	-2.28%	0
2010	10.899692	13.448046	23.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014	48.290989	50.829279	5.26%	0
2013	34.971850	48.290989	38.09%	0
2012	29.523646	34.971850	18.45%	0
2011	31.621378	29.523646	-6.63%	0
2010	25.395119	31.621378	24.52%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014	39.471739	39.136843	-0.85%	0
2013	28.482329	39.471739	38.58%	0
2012	25.074127	28.482329	13.59%	0
2011	26.994603	25.074127	-7.11%	0
2010	21.901665	26.994603	23.25%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2014	16.558718	18.263843	10.30%	0
2013	12.842232	16.558718	28.94%	0
2012	11.433035	12.842232	12.33%	0
2011	11.563297	11.433035	-1.13%	0
2010	10.363320	11.563297	11.58%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2014	11.120712	14.096552	26.76%	0
2013	10.973139	11.120712	1.34%	0
2012	9.636371	10.973139	13.87%	0
2011	9.199628	9.636371	4.75%	0
2010	7.185158	9.199628	28.04%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2014	11.671121	12.979641	11.21%	0
2013*	10.000000	11.671121	16.71%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.420778	10.299452	-1.16%	0
2013	10.584447	10.420778	-1.55%	0
2012	10.396146	10.584447	1.81%	0
2011	10.434627	10.396146	-0.37%	0
2010	10.358995	10.434627	0.73%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2014	12.539903	12.894319	2.83%	0
2013*	10.000000	12.539903	25.40%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2014	16.128251	14.569816	-9.66%	0
2013	13.654891	16.128251	18.11%	0
2012	11.612565	13.654891	17.59%	0
2011	13.482517	11.612565	-13.87%	0
2010	12.890526	13.482517	4.59%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2014	10.292279	10.184191	-1.05%	0
2013	10.400788	10.292279	-1.04%	0
2012	10.110137	10.400788	2.87%	0
2011	10.249691	10.110137	-1.36%	0
2010	9.898494	10.249691	3.55%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2014	17.363206	17.669375	1.76%	0
2013	12.105706	17.363206	43.43%	0
2012	11.311461	12.105706	7.02%	0
2011	11.624127	11.311461	-2.69%	0
2010	9.881167	11.624127	17.64%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2014	18.340796	19.910873	8.56%	0
2013	13.552243	18.340796	35.33%	0
2012	12.416826	13.552243	9.14%	0
2011	13.025977	12.416826	-4.68%	0
2010	10.780466	13.025977	20.83%	0
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ
2014	21.292837	24.168341	13.50%	0
2013	16.687221	21.292837	27.60%	0
2012	14.868539	16.687221	12.23%	0
2011	15.293218	14.868539	-2.78%	0
2010	14.211338	15.293218	7.61%	0
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares - Q/NQ
2014	21.164127	22.018866	4.04%	0
2013	15.824629	21.164127	33.74%	0
2012	13.818060	15.824629	14.52%	0
2011	13.897125	13.818060	-0.57%	0
2010	11.085415	13.897125	25.36%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares - Q/NQ
2014	17.521645	17.627536	0.60%	0
2013	13.994104	17.521645	25.21%	0
2012	11.734129	13.994104	19.26%	0
2011	13.009145	11.734129	-9.80%	0
2010	11.406210	13.009145	14.05%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares - Q/NQ
2014	9.968379	10.082202	1.14%	0
2013	10.149055	9.968379	-1.78%	0
2012*	10.000000	10.149055	1.49%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2014*	10.000000	9.012580	-9.87%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
2014	19.378158	21.098313	8.88%	0
2013	14.952247	19.378158	29.60%	0
2012	13.008854	14.952247	14.94%	0
2011	13.228552	13.008854	-1.66%	0
2010	11.584325	13.228552	14.19%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ
2014	15.032932	16.549254	10.09%	0
2013	10.839177	15.032932	38.69%	0
2012	9.341222	10.839177	16.04%	0
2011	9.712507	9.341222	-3.82%	0
2010	8.002283	9.712507	21.37%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.435877	10.310360	-1.20%	0
2013	10.599374	10.435877	-1.54%	0
2012*	10.000000	10.599374	5.99%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014*	10.000000	9.677822	-3.22%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.829924	11.669747	-1.35%	0
2013	12.873813	11.829924	-8.11%	0
2012	12.439490	12.873813	3.49%	0
2011	11.665801	12.439490	6.63%	0
2010	10.845085	11.665801	7.57%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	11.457181	11.352455	-0.91%	0
2013	11.676512	11.457181	-1.88%	0
2012	11.227334	11.676512	4.00%	0
2011	11.301282	11.227334	-0.65%	0
2010	10.924366	11.301282	3.45%	0
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2014	13.059017	13.240569	1.39%	0
2013	14.626255	13.059017	-10.72%	0
2012	13.675087	14.626255	6.96%	0
2011	12.451008	13.675087	9.83%	0
2010	11.710042	12.451008	6.33%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2014	14.411394	14.778952	2.55%	0
2013	14.945446	14.411394	-3.57%	0
2012	13.865713	14.945446	7.79%	0
2011	13.607196	13.865713	1.90%	0
2010	12.797194	13.607196	6.33%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.353544	10.607078	2.45%	0
2013	10.747901	10.353544	-3.67%	0
2012	9.980493	10.747901	7.69%	0
2011*	10.000000	9.980493	-0.20%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2014	13.550178	12.849680	-5.17%	0
2013	11.387583	13.550178	18.99%	0
2012	10.760744	11.387583	5.83%	0
2011	12.447291	10.760744	-13.55%	0
2010	9.738231	12.447291	27.82%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2014	21.781571	28.111261	29.06%	0
2013	14.714212	21.781571	48.03%	0
2012	11.421095	14.714212	28.83%	0
2011	10.519755	11.421095	8.57%	0
2010*	10.000000	10.519755	5.20%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2014	11.850643	12.570645	6.08%	0
2013	12.087773	11.850643	-1.96%	0
2012	11.230833	12.087773	7.63%	0
2011	10.808313	11.230833	3.91%	0
2010	10.256771	10.808313	5.38%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2014	40.108324	40.601309	1.23%	0
2013	44.691789	40.108324	-10.26%	0
2012	38.523903	44.691789	16.01%	0
2011	36.594804	38.523903	5.27%	0
2010	33.904538	36.594804	7.93%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ
2014	15.857956	15.932340	0.47%	0
2013	13.906359	15.857956	14.03%	0
2012	12.420615	13.906359	11.96%	0
2011	13.110918	12.420615	-5.27%	0
2010	12.613792	13.110918	3.94%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
2014	55.193348	54.057269	-2.06%	0
2013	50.097390	55.193348	10.17%	0
2012	39.242213	50.097390	27.66%	0
2011	53.728614	39.242213	-26.96%	0
2010	43.069151	53.728614	24.75%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	46.797274	37.231921	-20.44%	0
2013	43.047760	46.797274	8.71%	0
2012	42.338165	43.047760	1.68%	0
2011	51.523505	42.338165	-17.83%	0
2010	40.536170	51.523505	27.11%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2014	10.432226	8.274934	-20.68%	0
2013	9.617126	10.432226	8.48%	0
2012*	10.000000	9.617126	-3.83%	0

Maximum Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2014	23.942312	23.105049	-3.50%	0
2013	16.204260	23.942312	47.75%	0
2012	15.274494	16.204260	6.09%	0
2011	16.278538	15.274494	-6.17%	0
2010	13.055981	16.278538	24.68%	0

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide Variable Account-9:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-9 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2014, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2014, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2015

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Assets:
Investments at fair value:

VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)
50,802 shares (cost $573,696)	$592,864
Variable Insurance Funds - Equity Income VIF (BBGI)
45,688 shares (cost $378,953)	489,318
Global Allocation V.I. Fund - Class III (MLVGA3)
2,903,071 shares (cost $42,516,549)	41,136,517
VIP Small Cap Value Series: Service Class (DWVSVS)
50,808 shares (cost $2,016,086)	2,036,370
Stock Index Fund, Inc. - Initial Shares (DSIF)
7,360,502 shares (cost $212,538,769)	331,148,994
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
967,758 shares (cost $27,177,227)	44,487,854
Socially Responsible Growth Fund Inc - Service Shares (DSRGS)
1,838 shares (cost $56,950)	83,788
Floating-Rate Income Fund (ETVFR)
877,736 shares (cost $8,251,144)	8,066,390
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
19,337 shares (cost $221,533)	228,566
VA International Equity Fund (HVIE)
5,502 shares (cost $87,203)	86,769
VA Situs Fund (HVSIT)
27,079 shares (cost $607,428)	599,254
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)
25,686 shares (cost $363,490)	355,500
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
223,806 shares (cost $1,068,363)	1,284,649
Mid Cap Value Portfolio: Class 1 (JPMMV1)
1,855,292 shares (cost $15,420,856)	21,168,883
Balanced Portfolio: Service Shares (JABS)
2,527 shares (cost $68,045)	83,322
Forty Portfolio: Service Shares (JACAS)
2,314,206 shares (cost $81,565,873)	90,739,999
Global Technology Portfolio: Service Shares (JAGTS)
3,410,862 shares (cost $21,678,172)	29,196,983
Overseas Portfolio: Service Shares (JAIGS)
2,052,952 shares (cost $80,717,596)	64,770,651
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
56,473 shares (cost $1,284,577)	1,127,207
Investors Growth Stock Series - Service Class (MIGSC)
11,995 shares (cost $124,145)	187,481
Mid Cap Growth Series - Service Class (MMCGSC)
133,178 shares (cost $752,895)	1,122,691
New Discovery Series - Service Class (MNDSC)
130,396 shares (cost $2,393,385)	1,995,054
Value Series - Service Class (MVFSC)
1,952,067 shares (cost $27,426,777)	39,138,941
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
739,482 shares (cost $14,323,326)	15,854,502
Core Plus Fixed Income Portfolio - Class I (MSVFI)
403,055 shares (cost $4,276,529)	4,304,631
Core Plus Fixed Income Portfolio - Class II (MSVF2)
81,907 shares (cost $822,838)	872,310
Emerging Markets Debt Portfolio - Class I (MSEM)
796,741 shares (cost $6,161,071)	6,334,093
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

3,637 shares (cost $39,118)	$46,299
U.S. Real Estate Portfolio - Class I (MSVRE)
52,832 shares (cost $566,479)	1,063,505
American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)
8,951 shares (cost $89,347)	88,797
American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)
8,825 shares (cost $89,730)	89,573
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
7,477,192 shares (cost $111,664,746)	143,262,992
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
129,029 shares (cost $1,930,422)	2,461,866
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2,054,532 shares (cost $37,199,089)	51,157,849
American Funds NVIT Bond Fund - Class II (GVABD2)
1,236,883 shares (cost $13,725,015)	14,261,264
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
712,035 shares (cost $15,629,479)	21,916,446
American Funds NVIT Growth Fund - Class II (GVAGR2)
467,953 shares (cost $24,516,086)	39,331,434
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
369,386 shares (cost $15,200,335)	21,804,861
Federated NVIT High Income Bond Fund - Class I (HIBF)
6,188,340 shares (cost $42,741,295)	41,152,459
NVIT Emerging Markets Fund - Class I (GEM)
1,819,117 shares (cost $20,788,361)	20,028,473
NVIT Emerging Markets Fund - Class II (GEM2)
31,616 shares (cost $360,986)	343,347
NVIT International Equity Fund - Class I (GIG)
2,169,314 shares (cost $22,891,078)	22,343,933
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
5,717 shares (cost $50,415)	58,424
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
6,779,956 shares (cost $58,686,602)	68,816,553
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
274,834 shares (cost $3,603,213)	4,540,254
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
328,759 shares (cost $3,154,551)	3,580,181
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
907,561 shares (cost $9,886,647)	10,745,528
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
538,985 shares (cost $5,813,912)	6,510,938
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
802,257 shares (cost $8,695,945)	8,544,041
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
1,769,169 shares (cost $19,114,983)	21,247,724
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
835,693 shares (cost $8,691,251)	9,284,546
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
705,959 shares (cost $7,557,904)	8,090,290
NVIT Core Bond Fund - Class I (NVCBD1)
611,868 shares (cost $6,808,087)	6,681,599
NVIT Core Bond Fund - Class II (NVCBD2)
57,818 shares (cost $629,650)	629,061
NVIT Core Plus Bond Fund - Class II (NVLCP2)
462,296 shares (cost $5,398,330)	5,284,044
NVIT Nationwide Fund - Class I (TRF)
7,954,217 shares (cost $81,727,275)	116,290,653

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

NVIT Nationwide Fund - Class II (TRF2)
21,396 shares (cost $186,461)	$311,525
NVIT Government Bond Fund - Class I (GBF)
11,951,900 shares (cost $140,517,201)	132,307,531
NVIT Government Bond Fund - Class II (GBF2)
264,636 shares (cost $3,081,566)	2,921,585
American Century NVIT Growth Fund - Class I (CAF)
1,483,610 shares (cost $21,052,190)	33,099,338
NVIT International Index Fund - Class VIII (GVIX8)
461,479 shares (cost $4,056,527)	4,139,470
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
3,295,363 shares (cost $31,258,793)	42,609,038
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
458,959 shares (cost $6,420,864)	7,100,098
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
112,389 shares (cost $1,870,599)	2,002,774
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
3,160,398 shares (cost $32,470,063)	32,962,954
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
14,599,759 shares (cost $137,167,367)	195,052,777
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
7,095,867 shares (cost $76,522,457)	98,419,669
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
4,693,667 shares (cost $47,655,579)	55,854,634
NVIT Mid Cap Index Fund - Class I (MCIF)
4,038,585 shares (cost $73,978,739)	101,328,102
NVIT Money Market Fund - Class I (SAM)
189,905,653 shares (cost $189,905,653)	189,905,653
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
4,058,062 shares (cost $48,876,644)	45,003,904
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
730,529 shares (cost $8,222,216)	7,363,730
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
39,956 shares (cost $446,622)	399,964
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
1,965,232 shares (cost $22,054,541)	26,393,063
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
29,172 shares (cost $266,156)	389,442
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
802,454 shares (cost $9,453,142)	9,460,933
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
283,637 shares (cost $2,507,543)	3,329,893
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
6,722,818 shares (cost $63,126,794)	84,573,047
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
542,045 shares (cost $5,421,454)	6,667,150
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
6,044,065 shares (cost $60,082,461)	71,561,732
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
1,163,890 shares (cost $22,450,180)	24,418,403
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
15,779 shares (cost $240,406)	318,421
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
6,519,233 shares (cost $68,421,272)	103,395,039
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
47,633 shares (cost $488,213)	742,602
NVIT Multi-Manager Small Company Fund - Class I (SCF)
4,099,288 shares (cost $69,947,850)	96,128,307

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

NVIT Multi-Manager Small Company Fund - Class II (SCF2)
70,367 shares (cost $1,144,592)	$1,593,814
NVIT Multi-Sector Bond Fund - Class I (MSBF)
5,292,903 shares (cost $46,272,299)	48,271,274
NVIT Short Term Bond Fund - Class II (NVSTB2)
720,312 shares (cost $7,548,449)	7,469,638
NVIT Large Cap Growth Fund - Class I (NVOLG1)
17,263,103 shares (cost $277,332,506)	392,562,962
NVIT Large Cap Growth Fund - Class II (NVOLG2)
372,327 shares (cost $6,009,440)	8,440,656
Templeton NVIT International Value Fund - Class III (NVTIV3)
209,189 shares (cost $2,678,936)	2,537,458
Invesco NVIT Comstock Value Fund - Class I (EIF)
1,834,450 shares (cost $20,958,266)	30,488,561
NVIT Real Estate Fund - Class I (NVRE1)
11,414,871 shares (cost $92,510,205)	96,683,960
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
108,097 shares (cost $1,165,896)	1,123,132
NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
22,064 shares (cost $222,908)	229,470
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
22,758 shares (cost $239,703)	241,691
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
8,221 shares (cost $86,564)	86,981
NVIT Small Cap Index Fund Class II (NVSIX2)
101,246 shares (cost $1,392,497)	1,403,270
NVIT S&P 500 Index Fund Class II (GVEX2)
513,258 shares (cost $6,927,367)	7,319,053
VPS Growth and Income Portfolio - Class B (ALVGIB)
40,139 shares (cost $722,425)	1,192,519
VPS Large Cap Growth Portfolio: Class B (ALVPGB)
22,022 shares (cost $528,312)	1,043,390
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
308,103 shares (cost $6,651,287)	6,713,555
VP Income & Growth Fund - Class I (ACVIG)
6,494,124 shares (cost $44,037,462)	65,655,596
VP Income & Growth Fund - Class II (ACVIG2)
59,061 shares (cost $327,964)	597,698
VP Inflation Protection Fund - Class II (ACVIP2)
3,426,725 shares (cost $39,207,720)	35,603,673
VP International Fund - Class I (ACVI)
160,159 shares (cost $1,269,740)	1,598,385
VP International Fund - Class III (ACVI3)
7,355 shares (cost $58,031)	73,404
VP Mid Cap Value Fund - Class I (ACVMV1)
925,461 shares (cost $14,757,809)	18,361,145
VP Mid Cap Value Fund - Class II (ACVMV2)
26,806 shares (cost $357,133)	532,103
VP Ultra(R) Fund - Class I (ACVU1)
1,250 shares (cost $13,173)	20,156
VP Value Fund - Class I (ACVV)
231,220 shares (cost $1,285,169)	2,175,777
Mid Cap Stock Portfolio- Service Shares (DVMCSS)
27,171 shares (cost $607,356)	624,108
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
1,457,735 shares (cost $18,878,398)	26,822,320
Appreciation Portfolio - Initial Shares (DCAP)
1,227,477 shares (cost $42,490,396)	60,772,393

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Appreciation Portfolio - Service Shares (DCAPS)
20,636 shares (cost $722,426)	$1,015,910
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
254 shares (cost $8,366)	12,131
International Value Portfolio - Initial Shares (DVIV)
500 shares (cost $5,099)	5,274
Managed Tail Risk Fund II: Service Shares (FCA2S)
40,565 shares (cost $240,340)	224,730
High Income Bond Fund II - Service Shares (FHIBS)
253,067 shares (cost $1,689,835)	1,738,570
Quality Bond Fund II - Primary Shares (FQB)
7,106,232 shares (cost $77,103,406)	81,153,164
Quality Bond Fund II - Service Shares (FQBS)
272,700 shares (cost $2,938,503)	3,100,598
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
29,358 shares (cost $246,533)	448,584
VIP Contrafund(R) Portfolio - Service Class (FCS)
390,735 shares (cost $10,229,139)	14,547,062
VIP Energy Portfolio - Service Class 2 (FNRS2)
670,062 shares (cost $14,768,084)	13,649,158
VIP Equity-Income Portfolio - Service Class (FEIS)
9,068,541 shares (cost $199,749,895)	219,277,332
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
197,775 shares (cost $3,945,050)	4,712,981
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
771,224 shares (cost $8,651,159)	9,586,309
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
4,410 shares (cost $47,840)	54,594
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
986,390 shares (cost $11,448,291)	12,566,610
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
10,791 shares (cost $96,429)	137,041
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
628,485 shares (cost $7,189,461)	8,164,020
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
23,924 shares (cost $248,497)	309,820
VIP Growth Opportunities Portfolio - Service Class (FGOS)
33,290 shares (cost $702,533)	1,113,881
VIP Growth Portfolio - Service Class (FGS)
2,776,038 shares (cost $97,235,262)	175,778,732
VIP Growth Portfolio - Service Class 2 (FG2)
40,140 shares (cost $1,629,316)	2,520,821
VIP High Income Portfolio - Service Class (FHIS)
6,305,068 shares (cost $32,048,389)	34,614,824
VIP High Income Portfolio - Service Class R (FHISR)
4,763,506 shares (cost $27,981,859)	26,008,744
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
3,192,549 shares (cost $41,155,631)	40,417,673
VIP Mid Cap Portfolio - Service Class (FMCS)
885,636 shares (cost $28,594,336)	33,158,205
VIP Mid Cap Portfolio - Service Class 2 (FMC2)
161,479 shares (cost $4,617,455)	5,948,884
VIP Overseas Portfolio - Service Class (FOS)
705,044 shares (cost $13,515,277)	13,134,968
VIP Overseas Portfolio - Service Class 2 R (FO2R)
111,391 shares (cost $1,767,813)	2,044,024
VIP Overseas Portfolio - Service Class R (FOSR)
1,167,776 shares (cost $19,941,804)	21,708,951

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

VIP Value Strategies Portfolio - Service Class (FVSS)
756,751 shares (cost $8,349,091)	$11,472,341
Franklin Income Securities Fund - Class 2 (FTVIS2)
3,852,928 shares (cost $57,164,782)	61,646,855
Rising Dividends Securities Fund - Class 2 (FTVRD2)
25,526 shares (cost $519,662)	741,783
Small Cap Value Securities Fund - Class 2 (FTVSV2)
543,432 shares (cost $9,866,504)	12,129,408
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
477,855 shares (cost $4,732,612)	4,396,268
Templeton Foreign Securities Fund - Class 2 (TIF2)
515,539 shares (cost $9,005,561)	7,758,866
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
2,076,205 shares (cost $38,878,328)	37,350,931
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
1,042,794 shares (cost $7,860,710)	7,737,530
Short Duration Bond Portfolio - I Class Shares (AMTB)
1,771,074 shares (cost $19,361,206)	18,879,649
Guardian Portfolio - I Class Shares (AMGP)
10,178 shares (cost $166,008)	245,190
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
8,859 shares (cost $213,847)	217,036
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2,846 shares (cost $32,502)	46,648
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
82,351 shares (cost $1,547,572)	1,476,549
Socially Responsive Portfolio - I Class Shares (AMSRS)
454,093 shares (cost $7,485,873)	10,843,739
International Growth Fund/VA- Service Shares (OVIGS)
205,466 shares (cost $511,899)	493,119
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
53,714 shares (cost $2,236,456)	3,484,432
Global Securities Fund/VA - Non-Service Shares (OVGS)
2,994,767 shares (cost $110,907,979)	118,293,289
Global Securities Fund/VA - Service Class (OVGSS)
32,775 shares (cost $883,447)	1,281,847
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2,944,156 shares (cost $61,726,869)	98,953,067
Main Street Fund(R)/VA - Service Class (OVGIS)
78,663 shares (cost $1,713,195)	2,621,828
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
429,006 shares (cost $10,658,721)	11,394,388
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
6,704 shares (cost $112,624)	176,053
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
724,716 shares (cost $38,667,691)	57,122,128
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
912,083 shares (cost $5,029,572)	4,834,038
Global Strategic Income Fund/VA: Service Shares (OVSBS)
514,241 shares (cost $2,813,223)	2,787,186
All Asset Portfolio - Advisor Class (PMVAAD)
569,181 shares (cost $6,447,527)	5,959,329
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
388,786 shares (cost $4,527,904)	4,093,916
Low Duration Portfolio - Advisor Class (PMVLAD)
3,122,790 shares (cost $33,175,220)	33,039,115
Real Return Portfolio - Administrative Class (PMVRRA)
65,979 shares (cost $929,731)	845,188

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Total Return Portfolio - Administrative Class (PMVTRA)
128,030 shares (cost $1,447,036)	$1,433,938
Total Return Portfolio - Advisor Class (PMVTRD)
1,222,803 shares (cost $14,013,784)	13,695,398
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
12,026 shares (cost $165,376)	152,616
VT Growth & Income Fund: Class IB (PVGIB)
523 shares (cost $9,852)	13,660
VI American Franchise Fund - Series II Shares (ACEG2)
41,961 shares (cost $2,072,630)	2,250,355
VI Comstock Fund - Series II Shares (ACC2)
268,919 shares (cost $3,193,998)	5,130,974
VI American Franchise Fund - Series I Shares (ACEG)
476 shares (cost $18,256)	26,115
VI Core Equity Fund - Series I Shares (AVGI)
485 shares (cost $13,932)	19,897
VI Core Equity Fund - Series II Shares (AVCE2)
13,644 shares (cost $342,330)	553,124
VI Equity and Income Fund - Series I Shares (IVKEI1)
18,335 shares (cost $295,169)	347,080
VI Global Health Care Fund - Series I Shares (IVHS)
13,226 shares (cost $333,769)	446,757
VI Global Real Estate Fund - Series I Shares (IVRE)
17,177 shares (cost $255,593)	296,123
Diversified Stock Fund Class A Shares (VYDS)
218,590 shares (cost $2,289,250)	3,311,637
Micro-Cap Portfolio - Investment Class (ROCMC)
49,250 shares (cost $543,383)	559,970
Variable Fund - Multi-Hedge Strategies (RVARS)
22,446 shares (cost $512,705)	534,431
Variable Funds Trust - Series D (World Equity Income Series) (SBLD)
20,144 shares (cost $186,681)	253,818
Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)
3,306 shares (cost $101,072)	162,390
Series N (Managed Asset Allocation Series) (SBLN)
10,536 shares (cost $256,407)	291,541
Series O (All Cap Value Series) (SBLO)
10,308 shares (cost $233,257)	364,386
Series P (High Yield Series) (SBLP)
8,227 shares (cost $260,812)	278,483
Series Q (Small Cap Value Series) (SBLQ)
15,695 shares (cost $607,977)	811,882
Series V (Mid Cap Value Series) (SBLV)
23,392 shares (cost $1,326,563)	1,970,075
Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)
7,555 shares (cost $193,071)	240,025
Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)
2,035 shares (cost $22,630)	31,700
Health Sciences Portfolio - II (TRHS2)
1,581,959 shares (cost $44,725,853)	57,346,030
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)
174,876 shares (cost $5,337,798)	4,308,954
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
1,708,735 shares (cost $21,760,834)	22,128,114
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
655,229 shares (cost $19,793,875)	16,623,161
Variable Insurance Portfolios - Asset Strategy (WRASP)
13,410,224 shares (cost $126,100,072)	145,746,342

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Variable Insurance Portfolios - Balanced (WRBP)
5,026,408 shares (cost $44,213,573)	$51,241,214
Variable Insurance Portfolios - Bond (WRBDP)
11,869,607 shares (cost $65,014,403)	63,402,691
Variable Insurance Portfolios - Core Equity (WRCEP)
7,981,604 shares (cost $95,623,844)	113,148,808
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)
1,779,125 shares (cost $12,477,083)	16,094,499
Variable Insurance Portfolios - Energy (WRENG)
858,331 shares (cost $5,727,173)	5,585,931
Variable Insurance Portfolios - Global Bond (WRGBP)
916,001 shares (cost $4,694,698)	4,624,341
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
2,010,238 shares (cost $10,244,766)	9,497,772
Variable Insurance Portfolios - Growth (WRGP)
9,153,400 shares (cost $87,051,397)	110,599,613
Variable Insurance Portfolios - High Income (WRHIP)
20,683,777 shares (cost $74,269,049)	79,644,952
Variable Insurance Portfolios - International Growth (WRIP)
2,814,987 shares (cost $21,906,286)	24,898,279
Variable Insurance Portfolios - International Core Equity (WRI2P)
612,879 shares (cost $9,351,921)	11,030,099
Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)
1,070,503 shares (cost $5,249,586)	5,246,640
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)
151,476 shares (cost $3,480,567)	4,048,858
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
1,534,269 shares (cost $13,646,295)	16,638,385
Variable Insurance Portfolios - Money Market (WRMMP)
14,619,462 shares (cost $14,619,462)	14,619,462
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
869,417 shares (cost $5,452,953)	8,333,537
Variable Insurance Portfolios - Science and Technology (WRSTP)
2,929,948 shares (cost $48,640,757)	73,316,673
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
3,820,892 shares (cost $37,336,275)	46,433,393
Variable Insurance Portfolios - Small Cap Value (WRSCV)
335,191 shares (cost $5,379,065)	6,026,761
Variable Insurance Portfolios - Value (WRVP)
6,320,304 shares (cost $38,624,606)	46,686,823
Advantage VT Opportunity Fund - Class 2 (SVOF)
6,914 shares (cost $124,913)	199,546
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
781,406 shares (cost $7,811,580)	7,782,802

Total Investments	$5,801,454,801

Accounts Receivable-Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	18
Accounts Receivable-International Value Portfolio - Initial Shares (DVIV)	4
Accounts Receivable-Opportunistic Small Cap Portfolio: Initial Shares (DSC)	13
Accounts Receivable-Series O (All Cap Value Series) (SBLO)	368
Accounts Receivable-Series Q (Small Cap Value Series) (SBLQ)	259
Accounts Receivable-Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)	120
Accounts Receivable-Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)	41
Accounts Receivable-VI Core Equity Fund - Series I Shares (AVGI)	6
Accounts Receivable-VI Global Health Care Fund - Series I Shares (IVHS)	182
Accounts Receivable-VI Global Real Estate Fund - Series I Shares (IVRE)	96

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Accounts Payable-Advantage VT Opportunity Fund - Class 2 (SVOF)	$(2,283)
Accounts Payable-Mid-Cap Growth Portfolio - I Class Shares (AMCG)	(86)
Accounts Payable-NVIT Cardinal Conservative Fund - Class II (NVCCN2)	(3,640)
Accounts Payable-Real Return Portfolio - Administrative Class (PMVRRA)	(216)
Accounts Payable-Total Return Portfolio - Administrative Class (PMVTRA)	(1,574)
Accounts Payable-Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)	(5,727)
Accounts Payable-VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)	(27)
Accounts Payable-VIP Growth Opportunities Portfolio - Service Class (FGOS)	(516)
Accounts Payable-VP International Fund - Class III (ACVI3)	(64)
Accounts Payable-VP Ultra(R) Fund - Class I (ACVU1)	(14)
Other Accounts Payable	(22,192)

$5,801,419,569

Contract Owners’ Equity:
Accumulation units	5,727,543,812
Contracts in payout (annuitization) period (note 1f)	73,875,757

Total Contract Owners’ Equity (note 5)	$5,801,419,569

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	Total	ALVDAB	BBGI	MLVGA3	DWVSVS	DSIF	DSRG	DSRGS
Reinvested dividends	$88,466,717	1,989	9,799	928,935	2,931	5,655,309	462,334	696
Mortality and expense risk charges (note 2)	(68,175,611)	(6,314)	(5,537)	(507,137)	(15,339)	(3,574,455)	(471,174)	(1,263)

Net investment income (loss)	20,291,106	(4,325)	4,262	421,798	(12,408)	2,080,854	(8,840)	(567)
Realized gain (loss) on investments	271,486,668	782	4,849	1,109,147	10,576	13,506,090	2,273,591	8,308
Change in unrealized gain (loss) on investments	(332,256,435)	(843)	4,701	(4,792,397)	(23,600)	17,914,901	(293,526)	(6,105)

Net gain (loss) on investments	(60,769,767)	(61)	9,550	(3,683,250)	(13,024)	31,420,991	1,980,065	2,203

Reinvested capital gains	334,411,958	19,842	-	3,601,912	74,599	3,793,428	3,023,764	5,661

Net increase (decrease) in contract owners’ equity resulting from operations	$293,933,297	15,456	13,812	340,460	49,167	37,295,273	4,994,989	7,297

Investment Activity:	ETVFR	GVGMNS	HVIE	HVSIT	IVMCC2	IVKMG2	JPMMV1	JABS
Reinvested dividends	$117,170	82	1,883	5,878	-	-	164,482	1,263
Mortality and expense risk charges (note 2)	(39,916)	(2,511)	(1,115)	(11,072)	(4,134)	(17,103)	(234,554)	(1,049)

Net investment income (loss)	77,254	(2,429)	768	(5,194)	(4,134)	(17,103)	(70,072)	214
Realized gain (loss) on investments	(7,677)	1,936	6,377	105,136	8,689	178,341	2,154,744	1,072
Change in unrealized gain (loss) on investments	(184,754)	5,095	(15,181)	(201,845)	(33,787)	(82,678)	(491,500)	1,941

Net gain (loss) on investments	(192,431)	7,031	(8,804)	(96,709)	(25,098)	95,663	1,663,244	3,013

Reinvested capital gains	-	1,835	-	60,589	40,515	-	1,122,272	2,106

Net increase (decrease) in contract owners’ equity resulting from operations	$(115,177)	6,437	(8,036)	(41,314)	11,283	78,560	2,715,444	5,333

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	JACAS	JAGTS	JAIGS	LZREMS	MIGSC	MMCGSC	MNDSC	MVFSC
Reinvested dividends	$28,270	-	4,507,534	20,005	537	-	-	522,781
Mortality and expense risk charges (note 2)	(1,021,845)	(333,443)	(875,473)	(4,316)	(2,403)	(21,542)	(40,458)	(452,721)

Net investment income (loss)	(993,575)	(333,443)	3,632,061	15,689	(1,866)	(21,542)	(40,458)	70,060
Realized gain (loss) on investments	1,114,634	4,362,126	(1,793,034)	(22,603)	12,077	43,603	101,403	2,891,744
Change in unrealized gain (loss) on investments	(21,898,474)	(3,622,962)	(17,591,726)	(157,370)	(3,659)	(75,884)	(1,065,439)	(840,062)

Net gain (loss) on investments	(20,783,840)	739,164	(19,384,760)	(179,973)	8,418	(32,281)	(964,036)	2,051,682

Reinvested capital gains	27,917,156	1,908,925	5,737,577	8,183	10,846	125,955	643,119	1,226,563

Net increase (decrease) in contract owners’ equity resulting from operations	$6,139,741	2,314,646	(10,015,122)	(156,101)	17,398	72,132	(361,375)	3,348,305

Investment Activity:	MVIVSC	MSVFI	MSVF2	MSEM	MSVMG	MSVRE	NAMAA2	NAMGI2
Reinvested dividends	$279,926	129,337	23,493	377,018	-	14,784	1,028	1,088
Mortality and expense risk charges (note 2)	(179,580)	(45,341)	(16,013)	(78,991)	(906)	(16,462)	(244)	(247)

Net investment income (loss)	100,346	83,996	7,480	298,027	(906)	(1,678)	784	841
Realized gain (loss) on investments	897,694	(11,889)	(4,192)	17,848	926	80,875	(1)	119
Change in unrealized gain (loss) on investments	(1,060,395)	123,522	41,200	(215,411)	(6,300)	163,943	(550)	(157)

Net gain (loss) on investments	(162,701)	111,633	37,008	(197,563)	(5,374)	244,818	(551)	(38)

Reinvested capital gains	-	-	-	51,873	6,265	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(62,355)	195,629	44,488	152,337	(15)	243,140	233	803

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	NVAMV1	NVAMV2	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF
Reinvested dividends	$2,823,573	45,547	474,850	176,820	161,514	191,006	166,672	2,161,039
Mortality and expense risk charges (note 2)	(1,631,433)	(48,176)	(593,002)	(166,228)	(265,475)	(486,250)	(238,221)	(435,553)

Net investment income (loss)	1,192,140	(2,629)	(118,152)	10,592	(103,961)	(295,244)	(71,549)	1,725,486
Realized gain (loss) on investments	6,484,330	162,204	1,435,983	243,437	1,952,241	4,870,327	1,090,224	685,221
Change in unrealized gain (loss) on investments	(7,321,112)	(167,038)	431,203	172,353	(1,751,365)	(1,832,072)	568,754	(2,391,239)

Net gain (loss) on investments	(836,782)	(4,834)	1,867,186	415,790	200,876	3,038,255	1,658,978	(1,706,018)

Reinvested capital gains	15,684,724	274,908	78,052	125,779	-	-	190,795	-

Net increase (decrease) in contract owners’ equity resulting from operations	$16,040,082	267,445	1,827,086	552,161	96,915	2,743,011	1,778,224	19,468

Investment Activity:	GEM	GEM2	GIG	NVIE6	NVNMO1	NVNSR1	NVCRA2	NVCRB2
Reinvested dividends	$200,956	3,225	540,458	2,411	622,764	42,984	73,612	249,453
Mortality and expense risk charges (note 2)	(180,730)	(4,810)	(202,651)	(797)	(783,054)	(58,869)	(39,008)	(126,318)

Net investment income (loss)	20,226	(1,585)	337,807	1,614	(160,290)	(15,885)	34,604	123,135
Realized gain (loss) on investments	147,918	4,426	541,307	1,327	3,925,545	749,733	57,284	342,775
Change in unrealized gain (loss) on investments	(817,074)	(17,639)	(1,511,737)	(3,858)	(11,244,473)	(271,736)	(148,573)	(405,338)

Net gain (loss) on investments	(669,156)	(13,213)	(970,430)	(2,531)	(7,318,928)	477,997	(91,289)	(62,563)

Reinvested capital gains	-	-	-	-	11,222,364	-	170,355	269,962

Net increase (decrease) in contract owners’ equity resulting from operations	$(648,930)	(14,798)	(632,623)	(917)	3,743,146	462,112	113,670	330,534

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	NVCCA2	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2
Reinvested dividends	$160,729	191,820	516,109	223,864	194,309	187,141	15,905	111,978
Mortality and expense risk charges (note 2)	(77,990)	(107,334)	(264,089)	(114,224)	(96,460)	(78,640)	(12,978)	(60,075)

Net investment income (loss)	82,739	84,486	252,020	109,640	97,849	108,501	2,927	51,903
Realized gain (loss) on investments	377,093	239,499	954,033	310,270	252,575	(86,289)	5,776	11,078
Change in unrealized gain (loss) on investments	(452,252)	(401,790)	(1,015,479)	(895,055)	(320,629)	223,067	9,712	125,202

Net gain (loss) on investments	(75,159)	(162,291)	(61,446)	(584,785)	(68,054)	136,778	15,488	136,280

Reinvested capital gains	213,725	265,373	519,601	748,417	221,233	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$221,305	187,568	710,175	273,272	251,028	245,279	18,415	188,183

Investment Activity:	TRF	TRF2	GBF	GBF2	CAF	GVIX8	GVIDA	NVDBL2
Reinvested dividends	$1,333,461	3,142	2,746,508	54,034	114,007	128,410	723,009	118,805
Mortality and expense risk charges (note 2)	(1,221,000)	(6,827)	(1,577,203)	(57,491)	(327,433)	(47,179)	(540,488)	(74,576)

Net investment income (loss)	112,461	(3,685)	1,169,305	(3,457)	(213,426)	81,231	182,521	44,229
Realized gain (loss) on investments	3,507,036	105,614	(2,346,237)	(51,681)	2,516,465	45,201	3,441,125	264,668
Change in unrealized gain (loss) on investments	8,393,890	(65,064)	6,008,049	135,340	730,380	(455,808)	(2,020,693)	(113,478)

Net gain (loss) on investments	11,900,926	40,550	3,661,812	83,659	3,246,845	(410,607)	1,420,432	151,190

Reinvested capital gains	-	-	-	-	-	-	-	25,471

Net increase (decrease) in contract owners’ equity resulting from operations	$12,013,387	36,865	4,831,117	80,202	3,033,419	(329,376)	1,602,953	220,890

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM	NVMIG1
Reinvested dividends	$33,320	609,698	3,355,335	1,675,850	1,008,879	1,052,257	-	517,911
Mortality and expense risk charges (note 2)	(19,687)	(416,467)	(2,469,817)	(1,282,741)	(716,879)	(1,160,046)	(2,089,745)	(366,056)

Net investment income (loss)	13,633	193,231	885,518	393,109	292,000	(107,789)	(2,089,745)	151,855
Realized gain (loss) on investments	95,144	1,093,296	2,133,601	185,755	492,870	4,565,685	3	(49,885)
Change in unrealized gain (loss) on investments	(60,169)	(1,406,513)	4,802,885	3,075,786	122,892	(1,732,879)	(2)	(3,895,790)

Net gain (loss) on investments	34,975	(313,217)	6,936,486	3,261,541	615,762	2,832,806	1	(3,945,675)

Reinvested capital gains	22,838	1,043,998	-	-	1,074,640	5,258,128	-	2,536,266

Net increase (decrease) in contract owners’ equity resulting from operations	$71,446	924,012	7,822,004	3,654,650	1,982,402	7,983,145	(2,089,744)	(1,257,554)

Investment Activity:	GVDIVI	GVDIV2	NVMLG1	NVMLG2	NVMLV1	NVMLV2	NVMMG1	NVMMG2
Reinvested dividends	$150,379	7,740	128,020	925	113,925	35,119	-	-
Mortality and expense risk charges (note 2)	(66,861)	(4,747)	(292,691)	(8,031)	(114,892)	(56,893)	(964,849)	(86,419)

Net investment income (loss)	83,518	2,993	(164,671)	(7,106)	(967)	(21,774)	(964,849)	(86,419)
Realized gain (loss) on investments	(26,177)	(764)	2,647,046	47,336	1,347,116	240,257	7,754,528	587,744
Change in unrealized gain (loss) on investments	(858,486)	(46,657)	(2,035,531)	(36,269)	(1,430,894)	(274,636)	(15,101,697)	(1,218,685)

Net gain (loss) on investments	(884,663)	(47,421)	611,515	11,067	(83,778)	(34,379)	(7,347,169)	(630,941)

Reinvested capital gains	-	-	1,698,446	28,677	953,224	352,609	10,517,339	842,389

Net increase (decrease) in contract owners’ equity resulting from operations	$(801,145)	(44,428)	2,145,290	32,638	868,479	296,456	2,205,321	125,029

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	NVMMV2	SCGF	SCGF2	SCVF	SCVF2	SCF	SCF2	MSBF
Reinvested dividends	$936,760	-	-	544,342	2,340	163,385	-	1,530,512
Mortality and expense risk charges (note 2)	(789,901)	(291,340)	(5,912)	(1,176,262)	(14,441)	(1,089,956)	(30,423)	(573,486)

Net investment income (loss)	146,859	(291,340)	(5,912)	(631,920)	(12,101)	(926,571)	(30,423)	957,026
Realized gain (loss) on investments	3,515,720	5,430,864	30,881	3,661,221	104,620	1,298,227	131,935	734,367
Change in unrealized gain (loss) on investments	(9,308,447)	(8,436,681)	(68,322)	(7,152,768)	(127,673)	(15,851,710)	(385,476)	(335,155)

Net gain (loss) on investments	(5,792,727)	(3,005,817)	(37,441)	(3,491,547)	(23,053)	(14,553,483)	(253,541)	399,212

Reinvested capital gains	15,691,179	3,555,977	45,608	9,771,942	70,802	14,845,685	253,951	-

Net increase (decrease) in contract owners’ equity resulting from operations	$10,045,311	258,820	2,255	5,648,475	35,648	(634,369)	(30,013)	1,356,238

Investment Activity:	NVSTB2	NVOLG1	NVOLG2	NVTIV3	EIF	NVRE1	NCPG2	NCPGI2
Reinvested dividends	$75,705	2,823,553	39,865	104,319	523,011	2,619,273	28,476	5,430
Mortality and expense risk charges (note 2)	(97,046)	(4,471,510)	(160,517)	(33,849)	(356,392)	(1,004,582)	(4,101)	(2,757)

Net investment income (loss)	(21,341)	(1,647,957)	(120,652)	70,470	166,619	1,614,691	24,375	2,673
Realized gain (loss) on investments	38,654	21,635,908	653,387	163,468	4,745,217	4,177,412	5,017	199
Change in unrealized gain (loss) on investments	(64,228)	(32,388,882)	(869,310)	(612,403)	(2,418,674)	(6,439,415)	(43,745)	(4,446)

Net gain (loss) on investments	(25,574)	(10,752,974)	(215,923)	(448,935)	2,326,543	(2,262,003)	(38,728)	(4,247)

Reinvested capital gains	-	41,629,299	908,519	109,195	-	22,253,638	15,585	3,932

Net increase (decrease) in contract owners’ equity resulting from operations	$(46,915)	29,228,368	571,944	(269,270)	2,493,162	21,606,326	1,232	2,358

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	IDPG2	IDPGI2	NVSIX2	GVEX2	ALVGIB	ALVPGB	ALVSVB	ACVIG
Reinvested dividends	$2,938	1,236	10,500	117,014	12,957	-	35,139	1,314,550
Mortality and expense risk charges (note 2)	(2,243)	(836)	(14,923)	(45,373)	(21,758)	(18,230)	(107,805)	(729,058)

Net investment income (loss)	695	400	(4,423)	71,641	(8,801)	(18,230)	(72,666)	585,492
Realized gain (loss) on investments	3,094	905	7,617	133,264	43,139	60,984	1,061,720	2,329,866
Change in unrealized gain (loss) on investments	(2,715)	(341)	(24,908)	271,613	47,810	69,877	(1,314,370)	3,938,613

Net gain (loss) on investments	379	564	(17,291)	404,877	90,949	130,861	(252,650)	6,268,479

Reinvested capital gains	766	240	65,554	-	-	-	866,807	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,840	1,204	43,840	476,518	82,148	112,631	541,491	6,853,971

Investment Activity:	ACVIG2	ACVIP2	ACVI	ACVI3	ACVMV1	ACVMV2	ACVU1	ACVV
Reinvested dividends	$12,766	504,667	30,677	1,637	188,597	5,004	70	33,359
Mortality and expense risk charges (note 2)	(13,779)	(454,577)	(19,697)	(1,610)	(175,996)	(8,031)	(336)	(24,108)

Net investment income (loss)	(1,013)	50,090	10,980	27	12,601	(3,027)	(266)	9,251
Realized gain (loss) on investments	195,386	(470,102)	11,865	6,994	1,064,726	27,407	103	203,531
Change in unrealized gain (loss) on investments	(127,698)	371,532	(137,775)	(13,601)	158,087	10,645	1,668	29,045

Net gain (loss) on investments	67,688	(98,570)	(125,910)	(6,607)	1,222,813	38,052	1,771	232,576

Reinvested capital gains	-	1,016,429	-	-	1,025,922	31,124	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$66,675	967,949	(114,930)	(6,580)	2,261,336	66,149	1,505	241,827

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	DVMCSS	DVSCS	DCAP	DCAPS	DSC	DVIV	FCA2S	FHIBS
Reinvested dividends	$-	164,991	1,156,410	17,254	-	129	4,451	113,964
Mortality and expense risk charges (note 2)	(2,313)	(312,031)	(699,061)	(21,010)	(330)	(79)	(4,672)	(36,039)

Net investment income (loss)	(2,313)	(147,040)	457,349	(3,756)	(330)	50	(221)	77,925
Realized gain (loss) on investments	4,764	2,700,622	4,306,380	108,656	7,316	256	(1,256)	49,884
Change in unrealized gain (loss) on investments	16,753	(3,183,024)	(2,353,440)	(74,700)	(8,347)	(882)	(55,950)	(112,599)

Net gain (loss) on investments	21,517	(482,402)	1,952,940	33,956	(1,031)	(626)	(57,206)	(62,715)

Reinvested capital gains	-	1,566,948	1,733,148	30,415	-	-	50,071	-

Net increase (decrease) in contract owners’ equity resulting from operations	$19,204	937,506	4,143,437	60,615	(1,361)	(576)	(7,356)	15,210

Investment Activity:	FQB	FQBS	FVSS2	FCS	FNRS2	FEIS	FEI2	FF10S
Reinvested dividends	$3,337,466	123,240	3,589	121,548	105,966	5,978,440	123,580	146,863
Mortality and expense risk charges (note 2)	(1,001,112)	(63,315)	(9,524)	(158,152)	(201,385)	(2,524,996)	(89,124)	(113,440)

Net investment income (loss)	2,336,354	59,925	(5,935)	(36,604)	(95,419)	3,453,444	34,456	33,423
Realized gain (loss) on investments	518,296	86,115	147,948	183,976	966,333	(1,775,773)	(47,059)	320,017
Change in unrealized gain (loss) on investments	(499,638)	(85,178)	(119,572)	998,788	(3,343,099)	11,448,702	256,260	(199,002)

Net gain (loss) on investments	18,658	937	28,376	1,182,764	(2,376,766)	9,672,929	209,201	121,015

Reinvested capital gains	-	-	-	284,498	187,960	3,077,469	67,598	161,276

Net increase (decrease) in contract owners’ equity resulting from operations	$2,355,012	60,862	22,441	1,430,658	(2,284,225)	16,203,842	311,255	315,714

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FGOS	FGS	FG2
Reinvested dividends	$758	198,062	1,948	119,636	4,150	1,237	161,117	-
Mortality and expense risk charges (note 2)	(1,175)	(138,646)	(2,674)	(86,652)	(5,013)	(12,067)	(1,958,651)	(47,872)

Net investment income (loss)	(417)	59,416	(726)	32,984	(863)	(10,830)	(1,797,534)	(47,872)
Realized gain (loss) on investments	3,515	657,397	2,851	351,174	7,238	143,623	13,945,847	259,627
Change in unrealized gain (loss) on investments	(2,829)	(514,119)	(971)	(271,225)	(2,639)	(25,967)	4,501,200	18,312

Net gain (loss) on investments	686	143,278	1,880	79,949	4,599	117,656	18,447,047	277,939

Reinvested capital gains	958	224,025	2,527	157,574	6,341	1,037	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,227	426,719	3,681	270,507	10,077	107,863	16,649,513	230,067

Investment Activity:	FHIS	FHISR	FIGBS	FMCS	FMC2	FOS	FO2R	FOSR
Reinvested dividends	$2,032,106	1,512,976	868,390	52,927	1,122	174,796	24,773	288,621
Mortality and expense risk charges (note 2)	(411,355)	(492,729)	(478,920)	(390,062)	(114,719)	(159,460)	(44,270)	(280,355)

Net investment income (loss)	1,620,751	1,020,247	389,470	(337,135)	(113,597)	15,336	(19,497)	8,266
Realized gain (loss) on investments	(80,799)	146,216	(52,155)	2,224,589	230,179	65,714	(8,365)	(493,030)
Change in unrealized gain (loss) on investments	(1,444,257)	(650,123)	1,543,851	(1,085,184)	(20,054)	(1,504,376)	(219,363)	(1,908,825)

Net gain (loss) on investments	(1,525,056)	(503,907)	1,491,696	1,139,405	210,125	(1,438,662)	(227,728)	(2,401,855)

Reinvested capital gains	-	-	16,943	828,181	148,339	3,926	672	6,658

Net increase (decrease) in contract owners’ equity resulting from operations	$95,695	516,340	1,898,109	1,630,451	244,867	(1,419,400)	(246,553)	(2,386,931)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	FVSS	FTVIS2	FTVRD2	FTVSV2	FTVDM2	TIF2	FTVGI2	FTVFA2
Reinvested dividends	$105,739	3,162,110	9,753	82,441	77,908	177,516	2,017,764	197,399
Mortality and expense risk charges (note 2)	(145,305)	(745,401)	(10,954)	(151,416)	(40,099)	(68,602)	(292,977)	(80,559)

Net investment income (loss)	(39,566)	2,416,709	(1,201)	(68,975)	37,809	108,914	1,724,787	116,840
Realized gain (loss) on investments	1,909,394	2,138,423	37,047	1,032,681	17,252	(73,400)	(124,626)	(107,666)
Change in unrealized gain (loss) on investments	(1,194,380)	(2,600,761)	59	(2,055,205)	(336,344)	(1,251,657)	(1,527,397)	70,662

Net gain (loss) on investments	715,014	(462,338)	37,106	(1,022,524)	(319,092)	(1,325,057)	(1,652,023)	(37,004)

Reinvested capital gains	-	-	14,351	994,098	-	-	-	6,021

Net increase (decrease) in contract owners’ equity resulting from operations	$675,448	1,954,371	50,256	(97,401)	(281,283)	(1,216,143)	72,764	85,857

Investment Activity:	AMTB	AMGP	AMCG	AMTP	AMFAS	AMSRS	OVIGS	OVGR
Reinvested dividends	$327,135	1,064	-	335	-	37,867	1,224	14,904
Mortality and expense risk charges (note 2)	(262,508)	(4,035)	(4,719)	(780)	(22,475)	(115,805)	(2,288)	(37,232)

Net investment income (loss)	64,627	(2,971)	(4,719)	(445)	(22,475)	(77,938)	(1,064)	(22,328)
Realized gain (loss) on investments	(372,606)	3,059	35,210	1,102	340,163	729,024	(228)	136,818
Change in unrealized gain (loss) on investments	199,728	(21,086)	(126,998)	2,749	(511,271)	251,606	(18,781)	250,558

Net gain (loss) on investments	(172,878)	(18,027)	(91,788)	3,851	(171,108)	980,630	(19,009)	387,376

Reinvested capital gains	-	37,361	108,557	-	125,053	-	2,610	81,146

Net increase (decrease) in contract owners’ equity resulting from operations	$(108,251)	16,363	12,050	3,406	(68,530)	902,692	(17,463)	446,194

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	OVGS	OVGSS	OVGI	OVGIS	OVSC	OVSCS	OVAG	OVSB
Reinvested dividends	$1,403,407	12,398	838,317	14,796	99,859	1,092	-	217,863
Mortality and expense risk charges (note 2)	(1,157,054)	(25,717)	(1,116,297)	(44,777)	(122,284)	(2,157)	(652,414)	(56,474)

Net investment income (loss)	246,353	(13,319)	(277,980)	(29,981)	(22,425)	(1,065)	(652,414)	161,389
Realized gain (loss) on investments	2,805,807	44,154	6,118,417	115,560	315,082	5,402	4,684,749	(108,643)
Change in unrealized gain (loss) on investments	(7,114,580)	(89,105)	1,183,607	73,617	(813,854)	(11,984)	(1,588,935)	34,676

Net gain (loss) on investments	(4,308,773)	(44,951)	7,302,024	189,177	(498,772)	(6,582)	3,095,814	(73,967)

Reinvested capital gains	5,725,545	65,235	2,026,398	52,018	1,604,321	24,235	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,663,125	6,965	9,050,442	211,214	1,083,124	16,588	2,443,400	87,422

Investment Activity:	OVSBS	PMVAAD	PMVFAD	PMVLAD	PMVRRA	PMVTRA	PMVTRD	PMVEBD
Reinvested dividends	$114,994	304,523	97,495	372,529	12,918	33,295	324,399	6,516
Mortality and expense risk charges (note 2)	(52,542)	(63,139)	(57,120)	(423,361)	(10,165)	(17,079)	(175,006)	(1,376)

Net investment income (loss)	62,452	241,384	40,375	(50,832)	2,753	16,216	149,393	5,140
Realized gain (loss) on investments	10,541	(23,114)	(230,691)	160,222	(14,704)	414	(157,929)	(15,781)
Change in unrealized gain (loss) on investments	(49,594)	(258,476)	154,451	(228,770)	31,323	31,521	504,032	(12,760)

Net gain (loss) on investments	(39,053)	(281,590)	(76,240)	(68,548)	16,619	31,935	346,103	(28,541)

Reinvested capital gains	-	-	12,054	-	-	-	-	5,298

Net increase (decrease) in contract owners’ equity resulting from operations	$23,399	(40,206)	(23,811)	(119,380)	19,372	48,151	495,496	(18,103)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	PVGIB	ACEG2	ACC2	ACEG	AVGI	AVCE2	IVKEI1	IVHS
Reinvested dividends	$186	-	58,096	11	322	3,728	6,053	-
Mortality and expense risk charges (note 2)	(175)	(41,454)	(100,330)	(412)	(641)	(11,492)	(4,143)	(4,043)

Net investment income (loss)	11	(41,454)	(42,234)	(401)	(319)	(7,764)	1,910	(4,043)
Realized gain (loss) on investments	43	628,390	402,412	10,552	14,505	66,686	1,708	20,597
Change in unrealized gain (loss) on investments	1,217	(426,426)	26,699	(7,732)	(11,529)	(26,555)	4,937	31,449

Net gain (loss) on investments	1,260	201,964	429,111	2,820	2,976	40,131	6,645	52,046

Reinvested capital gains	-	-	-	-	180	2,653	16,360	13,827

Net increase (decrease) in contract owners’ equity resulting from operations	$1,271	160,510	386,877	2,419	2,837	35,020	24,915	61,830

Investment Activity:	IVRE	VYDS	ROCMC	RVARS	SBLD	SBLJ	SBLN	SBLO
Reinvested dividends	$4,572	30,512	-	-	10	-	-	3
Mortality and expense risk charges (note 2)	(3,166)	(39,831)	(6,763)	(4,271)	(2,798)	(1,778)	(2,889)	(3,997)

Net investment income (loss)	1,406	(9,319)	(6,763)	(4,271)	(2,788)	(1,778)	(2,889)	(3,994)
Realized gain (loss) on investments	8,828	55,881	49,208	120	12,550	12,896	17,636	5,342
Change in unrealized gain (loss) on investments	24,268	241,167	(117,198)	21,080	(1,143)	6,895	(2,815)	20,642

Net gain (loss) on investments	33,096	297,048	(67,990)	21,200	11,407	19,791	14,821	25,984

Reinvested capital gains	-	-	44,129	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$34,502	287,729	(30,624)	16,929	8,619	18,013	11,932	21,990

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	SBLP	SBLQ	SBLV	SBLX	SBLY	TRHS2	VWHAS	VWEM
Reinvested dividends	$-	87	57	-	-	-	-	128,843
Mortality and expense risk charges (note 2)	(3,148)	(9,639)	(23,332)	(2,201)	(414)	(536,795)	(59,085)	(274,678)

Net investment income (loss)	(3,148)	(9,552)	(23,275)	(2,201)	(414)	(536,795)	(59,085)	(145,835)
Realized gain (loss) on investments	16,503	75,940	242,666	21,446	4,710	5,800,632	77,817	538,515
Change in unrealized gain (loss) on investments	(9,187)	(89,416)	(226,083)	(7,571)	613	3,099,814	(1,257,235)	(3,705,511)

Net gain (loss) on investments	7,316	(13,476)	16,583	13,875	5,323	8,900,446	(1,179,418)	(3,166,996)

Reinvested capital gains	-	-	-	-	-	4,080,536	-	2,941,343

Net increase (decrease) in contract owners’ equity resulting from operations	$4,168	(23,028)	(6,692)	11,674	4,909	12,444,187	(1,238,503)	(371,488)

Investment Activity:	VWHA	WRASP	WRBP	WRBDP	WRCEP	WRDIV	WRENG	WRGBP
Reinvested dividends	$22,201	812,102	476,752	2,527,900	570,590	191,623	-	95,124
Mortality and expense risk charges (note 2)	(256,334)	(1,860,584)	(567,936)	(738,197)	(1,280,453)	(183,646)	(77,915)	(46,846)

Net investment income (loss)	(234,133)	(1,048,482)	(91,184)	1,789,703	(709,863)	7,977	(77,915)	48,278
Realized gain (loss) on investments	197,369	3,723,545	1,762,423	150,466	5,823,507	407,868	510,057	28,414
Change in unrealized gain (loss) on investments	(4,148,147)	(34,879,366)	(2,811,930)	(1,817,817)	(11,823,796)	(343,860)	(1,405,981)	(129,645)

Net gain (loss) on investments	(3,950,778)	(31,155,821)	(1,049,507)	(1,667,351)	(6,000,289)	64,008	(895,924)	(101,231)

Reinvested capital gains	-	21,525,900	4,285,522	1,999,026	16,075,448	1,285,513	220,856	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(4,184,911)	(10,678,403)	3,144,831	2,121,378	9,365,296	1,357,498	(752,983)	(52,953)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	WRGNR	WRGP	WRHIP	WRIP	WRI2P	WRLTBP	WRMIC	WRMCG
Reinvested dividends	$-	453,487	4,378,102	582,003	301,074	30,502	-	-
Mortality and expense risk charges (note 2)	(137,805)	(1,238,679)	(983,525)	(303,397)	(131,050)	(62,224)	(51,040)	(186,544)

Net investment income (loss)	(137,805)	(785,192)	3,394,577	278,606	170,024	(31,722)	(51,040)	(186,544)
Realized gain (loss) on investments	852,307	6,138,572	6,506,002	(510,668)	423,074	(65,633)	555,012	1,102,531
Change in unrealized gain (loss) on investments	(2,204,441)	(14,381,211)	(9,644,270)	(2,136,452)	(1,458,622)	78,732	(1,340,492)	(867,135)

Net gain (loss) on investments	(1,352,134)	(8,242,639)	(3,138,268)	(2,647,120)	(1,035,548)	13,099	(785,480)	235,396

Reinvested capital gains	-	20,154,960	660,509	2,373,312	935,211	7,106	647,516	1,025,211

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,489,939)	11,127,129	916,818	4,798	69,687	(11,517)	(189,004)	1,074,063

Investment Activity:	WRMMP	WRRESP	WRSTP	WRSCP	WRSCV	WRVP	SVOF	WFVSCG
Reinvested dividends	$3,198	78,475	-	-	5,992	509,737	122	-
Mortality and expense risk charges (note 2)	(173,339)	(84,059)	(862,683)	(536,775)	(74,351)	(534,727)	(3,689)	(91,187)

Net investment income (loss)	(170,141)	(5,584)	(862,683)	(536,775)	(68,359)	(24,990)	(3,567)	(91,187)
Realized gain (loss) on investments	-	502,765	3,922,285	1,213,750	781,833	1,423,774	18,005	462,946
Change in unrealized gain (loss) on investments	-	947,694	(8,068,684)	(6,477,064)	(1,371,001)	(3,406,715)	3,630	(1,529,111)

Net gain (loss) on investments	-	1,450,459	(4,146,399)	(5,263,314)	(589,168)	(1,982,941)	21,635	(1,066,165)

Reinvested capital gains	-	447,950	6,367,733	5,893,168	1,029,769	6,326,675	-	726,228

Net increase (decrease) in contract owners’ equity resulting from operations	$(170,141)	1,892,825	1,358,651	93,079	372,242	4,318,744	18,068	(431,124)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	OVGS3	FTVDM3	TIF3	FTVGI3	HIBF3	GEM3	GEM6	GIG3
Reinvested dividends	$-	-	-	-	620,309	103,697	1,493	394,126
Mortality and expense risk charges (note 2)	(314,327)	(22,984)	(34,478)	(151,622)	(101,328)	(80,050)	(2,190)	(66,251)

Net investment income (loss)	(314,327)	(22,984)	(34,478)	(151,622)	518,981	23,647	(697)	327,875
Realized gain (loss) on investments	23,648,462	(159,030)	1,763,033	463,299	402,620	1,401,217	825	4,666,702
Change in unrealized gain (loss) on investments	(23,498,048)	(16,193)	(1,587,692)	(113,917)	(100,832)	(2,287,369)	(17,328)	(4,701,175)

Net gain (loss) on investments	150,414	(175,223)	175,341	349,382	301,788	(886,152)	(16,503)	(34,473)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(163,913)	(198,207)	140,863	197,760	820,769	(862,505)	(17,200)	293,402

Investment Activity:	NVMIG3	GVDIV3	GVDIV6
Reinvested dividends	$562,592	217,966	10,893
Mortality and expense risk charges (note 2)	(174,178)	(33,250)	(2,297)

Net investment income (loss)	388,414	184,716	8,596
Realized gain (loss) on investments	18,075,947	1,328,450	73,177
Change in unrealized gain (loss) on investments	(18,126,238)	(1,609,187)	(86,954)

Net gain (loss) on investments	(50,291)	(280,737)	(13,777)

Reinvested capital gains	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$338,123	(96,021)	(5,181)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	Total		ALVDAB		BBGI		MLVGA3
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$20,291,106	22,783,428	(4,325)	(1,752)	4,262	(173)	421,798	(24,560)
Realized gain (loss) on investments	271,486,668	209,339,515	782	3,380	4,849	51,327	1,109,147	623,791
Change in unrealized gain (loss) on investments	(332,256,435)	836,511,835	(843)	19,183	4,701	49,484	(4,792,397)	2,672,751
Reinvested capital gains	334,411,958	98,662,566	19,842	1,262	-	-	3,601,912	1,822,827

Net increase (decrease) in contract owners’ equity resulting from operations	293,933,297	1,167,297,344	15,456	22,073	13,812	100,638	340,460	5,094,809

Equity transactions:
Purchase payments received from contract owners (note 3)	107,575,365	143,408,453	39,098	219,036	10,633	13,859	830,282	3,382,331
Transfers between subaccounts (including fixed account), net (note 3)	(1,282,911)	(743,042)	138,672	170,622	395	1,474	56,029	3,713,062
Redemptions (note 2)	(806,924,782)	(949,329,984)	(4,339)	(31,091)	(18,511)	(392,287)	(5,236,790)	(4,487,586)
Annuity benefits	(5,159,817)	(5,194,057)	-	-	-	-	(20,907)	(21,715)
Contract maintenance charges (note 2)	(135,417)	(146,580)	(7)	(4)	-	-	(315)	(326)
Contingent deferred sales charges (note 2)	(580,569)	(743,533)	-	(75)	2	(127)	(1,878)	(2,196)
Adjustments to maintain reserves	(284,854)	431,118	(7)	(19)	(48)	(18)	(168)	(413)

Net equity transactions	(706,792,985)	(812,317,625)	173,417	358,469	(7,529)	(377,099)	(4,373,747)	2,583,157

Net change in contract owners’ equity	(412,859,688)	354,979,719	188,873	380,542	6,283	(276,461)	(4,033,287)	7,677,966
Contract owners’ equity beginning of period	6,214,279,257	5,859,299,538	403,981	23,439	483,022	759,483	45,169,589	37,491,623

Contract owners’ equity end of period	$5,801,419,569	6,214,279,257	592,854	403,981	489,305	483,022	41,136,302	45,169,589

CHANGES IN UNITS:
Beginning units	343,259,653	391,788,053	35,956	2,307	37,098	67,944	2,928,689	2,743,720
Units purchased	64,766,123	66,261,043	15,658	37,518	969	1,385	288,382	760,084
Units redeemed	(98,873,153)	(114,789,443)	(378)	(3,869)	(1,527)	(32,231)	(570,823)	(575,115)

Ending units	309,152,623	343,259,653	51,236	35,956	36,540	37,098	2,646,248	2,928,689

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	DWVSVS		DSIF		DSRG		DSRGS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(12,408)	(2,051)	2,080,854	2,232,722	(8,840)	73,034	(567)	(483)
Realized gain (loss) on investments	10,576	2,749	13,506,090	10,814,372	2,273,591	2,263,903	8,308	3,714
Change in unrealized gain (loss) on investments	(23,600)	43,884	17,914,901	65,826,300	(293,526)	9,115,095	(6,105)	17,090
Reinvested capital gains	74,599	-	3,793,428	3,407,590	3,023,764	-	5,661	-

Net increase (decrease) in contract owners’ equity resulting from operations	49,167	44,582	37,295,273	82,280,984	4,994,989	11,452,032	7,297	20,321

Equity transactions:
Purchase payments received from contract owners (note 3)	222,680	25,285	3,536,874	5,013,743	614,888	438,182	-	-
Transfers between subaccounts (including fixed account), net (note 3)	1,352,612	434,618	(4,008,451)	(9,911,648)	(35,456)	(443,933)	15,579	435
Redemptions (note 2)	(77,628)	(14,564)	(34,117,412)	(36,663,709)	(4,470,857)	(4,838,765)	(18,453)	(9,261)
Annuity benefits	-	-	(187,582)	(175,960)	(4,556)	(3,828)	-	-
Contract maintenance charges (note 2)	(20)	(3)	(6,740)	(7,549)	(2,352)	(2,603)	-	-
Contingent deferred sales charges (note 2)	(271)	-	(37,873)	(36,805)	(9,111)	(11,854)	-	-
Adjustments to maintain reserves	(135)	(5)	484	498	(1,151)	(3,696)	(15)	(10)

Net equity transactions	1,497,238	445,331	(34,820,700)	(41,781,430)	(3,908,595)	(4,866,497)	(2,889)	(8,836)

Net change in contract owners’ equity	1,546,405	489,913	2,474,573	40,499,554	1,086,394	6,585,535	4,408	11,485
Contract owners’ equity beginning of period	489,913	-	328,674,167	288,174,613	43,400,096	36,814,561	79,374	67,889

Contract owners’ equity end of period	$2,036,318	489,913	331,148,740	328,674,167	44,486,490	43,400,096	83,782	79,374

CHANGES IN UNITS:
Beginning units	40,006	-	15,756,466	18,017,028	2,492,466	2,809,210	5,273	5,926
Units purchased	143,630	42,935	680,286	969,743	102,630	93,206	901	35
Units redeemed	(24,281)	(2,929)	(2,279,580)	(3,230,305)	(318,276)	(409,950)	(1,183)	(688)

Ending units	159,355	40,006	14,157,172	15,756,466	2,276,820	2,492,466	4,991	5,273

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	ETVFR		GVGMNS		HVIE		HVSIT
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$77,254	-	(2,429)	(1,490)	768	387	(5,194)	(9,554)
Realized gain (loss) on investments	(7,677)	-	1,936	1,693	6,377	12,530	105,136	152,379
Change in unrealized gain (loss) on investments	(184,754)	-	5,095	1,887	(15,181)	12,204	(201,845)	139,776
Reinvested capital gains	-	-	1,835	4,696	-	-	60,589	-

Net increase (decrease) in contract owners’ equity resulting from operations	(115,177)	-	6,437	6,786	(8,036)	25,121	(41,314)	282,601

Equity transactions:
Purchase payments received from contract owners (note 3)	9,612	-	7,958	100,177	-	14,233	171,307	61,630
Transfers between subaccounts (including fixed account), net (note 3)	8,386,110	-	23,708	86,554	346	38,085	(744,639)	326,165
Redemptions (note 2)	(214,155)	-	(3,888)	(1,279)	(35,392)	(41,679)	(39,854)	(77,926)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(1)	(3)	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	(34)	(53)	-	-	(120)
Adjustments to maintain reserves	30	-	3	(28)	(4)	(21)	(24)	453

Net equity transactions	8,181,597	-	27,780	185,387	(35,103)	10,618	(613,210)	310,202

Net change in contract owners’ equity	8,066,420	-	34,217	192,173	(43,139)	35,739	(654,524)	592,803
Contract owners’ equity beginning of period	-	-	194,340	2,167	129,902	94,163	1,253,758	660,955

Contract owners’ equity end of period	$8,066,420	-	228,557	194,340	86,763	129,902	599,234	1,253,758

CHANGES IN UNITS:
Beginning units	-	-	16,917	212	10,484	9,241	71,516	49,252
Units purchased	856,783	-	6,618	30,755	1,329	13,232	21,655	112,973
Units redeemed	(44,141)	-	(4,194)	(14,050)	(4,230)	(11,989)	(57,891)	(90,709)

Ending units	812,642	-	19,341	16,917	7,583	10,484	35,280	71,516

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	IVMCC2		IVKMG2		JPMMV1		JABS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(4,134)	(1,108)	(17,103)	(12,936)	(70,072)	(21,066)	214	648
Realized gain (loss) on investments	8,689	3,796	178,341	81,993	2,154,744	2,383,537	1,072	1,051
Change in unrealized gain (loss) on investments	(33,787)	25,700	(82,678)	312,621	(491,500)	2,238,584	1,941	8,087
Reinvested capital gains	40,515	23,874	-	-	1,122,272	203,361	2,106	3,891

Net increase (decrease) in contract owners’ equity resulting from operations	11,283	52,262	78,560	381,678	2,715,444	4,804,416	5,333	13,677

Equity transactions:
Purchase payments received from contract owners (note 3)	4,016	243,461	41,457	8,192	244,657	695,326	(4)	-
Transfers between subaccounts (including fixed account), net (note 3)	(1,262)	47,997	39,045	(13,347)	384,700	1,838,076	364	(2,331)
Redemptions (note 2)	(2,919)	(11,680)	(269,278)	(193,217)	(2,073,316)	(2,538,154)	(5,275)	(5,338)
Annuity benefits	-	-	(6,708)	(6,140)	(4,004)	(3,500)	(512)	(473)
Contract maintenance charges (note 2)	(4)	(4)	(28)	(31)	(396)	(374)	-	-
Contingent deferred sales charges (note 2)	-	-	(235)	(70)	(906)	(886)	-	-
Adjustments to maintain reserves	(16)	-	27	(49)	(275)	(369)	1	2

Net equity transactions	(185)	279,774	(195,720)	(204,662)	(1,449,540)	(9,881)	(5,426)	(8,140)

Net change in contract owners’ equity	11,098	332,036	(117,160)	177,016	1,265,904	4,794,535	(93)	5,537
Contract owners’ equity beginning of period	344,396	12,360	1,401,792	1,224,776	19,902,889	15,108,354	83,415	77,878

Contract owners’ equity end of period	$355,494	344,396	1,284,632	1,401,792	21,168,793	19,902,889	83,322	83,415

CHANGES IN UNITS:
Beginning units	27,191	1,240	98,422	116,100	870,361	865,697	4,117	4,547
Units purchased	4,752	28,579	32,571	38,127	154,663	292,814	54	33
Units redeemed	(4,698)	(2,628)	(47,835)	(55,805)	(212,870)	(288,150)	(324)	(463)

Ending units	27,245	27,191	83,158	98,422	812,154	870,361	3,847	4,117

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	JACAS		JAGTS		JAIGS		LZREMS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(993,575)	(497,348)	(333,443)	(324,002)	3,632,061	1,674,978	15,689	-
Realized gain (loss) on investments	1,114,634	2,642,226	4,362,126	3,010,926	(1,793,034)	(2,171,098)	(22,603)	-
Change in unrealized gain (loss) on investments	(21,898,474)	21,519,702	(3,622,962)	5,976,110	(17,591,726)	10,991,476	(157,370)	-
Reinvested capital gains	27,917,156	-	1,908,925	-	5,737,577	-	8,183	-

Net increase (decrease) in contract owners’ equity resulting from operations	6,139,741	23,664,580	2,314,646	8,663,034	(10,015,122)	10,495,356	(156,101)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	870,825	1,512,898	315,668	601,554	880,900	1,189,885	26,243	-
Transfers between subaccounts (including fixed account), net (note 3)	(1,961,670)	(6,051,044)	(1,532,430)	(1,677,628)	(3,182,474)	(5,884,746)	1,327,904	-
Redemptions (note 2)	(10,943,107)	(13,210,207)	(3,998,741)	(3,798,573)	(9,484,042)	(12,041,569)	(70,838)	-
Annuity benefits	(50,470)	(44,120)	(4,025)	(4,051)	(18,720)	(17,030)	-	-
Contract maintenance charges (note 2)	(1,832)	(2,036)	(674)	(773)	(1,955)	(2,248)	-	-
Contingent deferred sales charges (note 2)	(5,718)	(12,508)	(4,945)	(4,668)	(10,681)	(11,439)	-	-
Adjustments to maintain reserves	(5,041)	189	(740)	(649)	(33,078)	(873)	(18)	-

Net equity transactions	(12,097,013)	(17,806,828)	(5,225,887)	(4,884,788)	(11,850,050)	(16,768,020)	1,283,291	-

Net change in contract owners’ equity	(5,957,272)	5,857,752	(2,911,241)	3,778,246	(21,865,172)	(6,272,664)	1,127,190	-
Contract owners’ equity beginning of period	96,692,452	90,834,700	32,107,476	28,329,230	86,630,963	92,903,627	-	-

Contract owners’ equity end of period	$90,735,180	96,692,452	29,196,235	32,107,476	64,765,791	86,630,963	1,127,190	-

CHANGES IN UNITS:
Beginning units	6,674,039	8,117,046	4,420,916	5,219,721	5,797,336	7,024,388	-	-
Units purchased	207,888	351,805	413,113	368,909	225,119	427,650	154,534	-
Units redeemed	(1,047,835)	(1,794,812)	(1,116,127)	(1,167,714)	(1,041,762)	(1,654,702)	(35,436)	-

Ending units	5,834,092	6,674,039	3,717,902	4,420,916	4,980,693	5,797,336	119,098	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	MIGSC		MMCGSC		MNDSC		MVFSC
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(1,866)	(1,586)	(21,542)	(21,849)	(40,458)	(43,770)	70,060	(57,010)
Realized gain (loss) on investments	12,077	8,169	43,603	18,585	101,403	351,829	2,891,744	3,259,462
Change in unrealized gain (loss) on investments	(3,659)	33,063	(75,884)	351,521	(1,065,439)	664,417	(840,062)	7,482,688
Reinvested capital gains	10,846	5,885	125,955	4,591	643,119	34,640	1,226,563	113,698

Net increase (decrease) in contract owners’ equity resulting from operations	17,398	45,531	72,132	352,848	(361,375)	1,007,116	3,348,305	10,798,838

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	5,849	155,901	331,499	689,363	933,776
Transfers between subaccounts (including fixed account), net (note 3)	-	-	(5,059)	(7,688)	(1,268,156)	1,818,379	(1,434,408)	784,698
Redemptions (note 2)	(20,223)	(14,980)	(200,015)	(223,802)	(501,585)	(567,057)	(4,504,688)	(4,432,796)
Annuity benefits	(7,192)	(6,975)	-	-	-	-	(35,896)	(33,301)
Contract maintenance charges (note 2)	-	-	-	-	(39)	(16)	(771)	(829)
Contingent deferred sales charges (note 2)	-	-	-	-	(90)	(297)	(3,883)	(5,739)
Adjustments to maintain reserves	(1)	873	(44)	(87)	(94)	(180)	(523)	(220)

Net equity transactions	(27,416)	(21,082)	(205,118)	(225,728)	(1,614,063)	1,582,328	(5,290,806)	(2,754,411)

Net change in contract owners’ equity	(10,018)	24,449	(132,986)	127,120	(1,975,438)	2,589,444	(1,942,501)	8,044,427
Contract owners’ equity beginning of period	197,500	173,051	1,255,615	1,128,495	3,970,427	1,380,983	41,081,281	33,036,854

Contract owners’ equity end of period	$187,482	197,500	1,122,629	1,255,615	1,994,989	3,970,427	39,138,780	41,081,281

CHANGES IN UNITS:
Beginning units	10,895	12,259	91,207	110,539	254,247	102,754	2,507,162	2,700,096
Units purchased	81	87	2,772	1,735	88,587	377,657	177,046	497,408
Units redeemed	(1,548)	(1,451)	(17,385)	(21,067)	(205,297)	(226,164)	(486,805)	(690,342)

Ending units	9,428	10,895	76,594	91,207	137,537	254,247	2,197,403	2,507,162

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	MVIVSC		MSVFI		MSVF2		MSEM
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$100,346	27,611	83,996	61,983	7,480	12,830	298,027	246,156
Realized gain (loss) on investments	897,694	421,554	(11,889)	49,217	(4,192)	(7,231)	17,848	133,700
Change in unrealized gain (loss) on investments	(1,060,395)	1,858,865	123,522	(178,767)	41,200	(26,625)	(215,411)	(1,397,030)
Reinvested capital gains	-	-	-	-	-	-	51,873	105,195

Net increase (decrease) in contract owners’ equity resulting from operations	(62,355)	2,308,030	195,629	(67,567)	44,488	(21,026)	152,337	(911,979)

Equity transactions:
Purchase payments received from contract owners (note 3)	231,945	514,040	162,523	171,732	-	1,534	9,463	13,661
Transfers between subaccounts (including fixed account), net (note 3)	3,341,590	4,551,937	2,226,631	(258,408)	42,842	8,725	(151,932)	(451,338)
Redemptions (note 2)	(1,372,242)	(1,167,021)	(289,516)	(420,930)	(14,064)	(24,123)	(1,002,034)	(1,258,106)
Annuity benefits	(2,322)	(325)	-	-	(8,620)	(8,852)	(8,535)	(8,871)
Contract maintenance charges (note 2)	(73)	(46)	(60)	(69)	-	-	(167)	(162)
Contingent deferred sales charges (note 2)	(1,100)	(612)	(38)	(152)	-	-	(521)	(386)
Adjustments to maintain reserves	863	(854)	(81)	(143)	-	(22)	(6)	(214)

Net equity transactions	2,198,661	3,897,119	2,099,459	(507,970)	20,158	(22,738)	(1,153,732)	(1,705,416)

Net change in contract owners’ equity	2,136,306	6,205,149	2,295,088	(575,537)	64,646	(43,764)	(1,001,395)	(2,617,395)
Contract owners’ equity beginning of period	13,718,150	7,513,001	2,009,490	2,585,027	807,653	851,417	7,335,409	9,952,804

Contract owners’ equity end of period	$15,854,456	13,718,150	4,304,578	2,009,490	872,299	807,653	6,334,014	7,335,409

CHANGES IN UNITS:
Beginning units	907,244	627,398	163,990	207,420	58,862	59,721	213,062	259,118
Units purchased	380,643	520,418	401,368	376,485	3,408	1,776	1,589	4,934
Units redeemed	(238,884)	(240,572)	(234,558)	(419,915)	(828)	(2,635)	(34,185)	(50,990)

Ending units	1,049,003	907,244	330,800	163,990	61,442	58,862	180,466	213,062

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	MSVMG		MSVRE		NAMAA2		NAMGI2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(906)	(702)	(1,678)	(5,554)	784	-	841	-
Realized gain (loss) on investments	926	4,493	80,875	80,860	(1)	-	119	-
Change in unrealized gain (loss) on investments	(6,300)	8,511	163,943	(68,483)	(550)	-	(157)	-
Reinvested capital gains	6,265	945	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(15)	13,247	243,140	6,823	233	-	803	-

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	353	1,466	-	-	5	-
Transfers between subaccounts (including fixed account), net (note 3)	(33)	993	37,133	5,923	88,564	-	93,391	-
Redemptions (note 2)	(783)	(12,610)	(113,468)	(111,533)	-	-	(4,626)	-
Annuity benefits	(640)	(566)	(8,823)	(8,272)	-	-	-	-
Contract maintenance charges (note 2)	(4)	(4)	(82)	(85)	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	2	-	-	-	-
Adjustments to maintain reserves	115	1,545	27	(6)	1	-	1	-

Net equity transactions	(1,345)	(10,642)	(84,860)	(112,505)	88,565	-	88,771	-

Net change in contract owners’ equity	(1,360)	2,605	158,280	(105,682)	88,798	-	89,574	-
Contract owners’ equity beginning of period	53,386	50,781	905,157	1,010,839	-	-	-	-

Contract owners’ equity end of period	$52,026	53,386	1,063,437	905,157	88,798	-	89,574	-

CHANGES IN UNITS:
Beginning units	3,737	4,783	24,549	27,707	-	-	-	-
Units purchased	-	90	1,208	1,058	8,915	-	9,590	-
Units redeemed	(60)	(1,136)	(3,226)	(4,216)	-	-	(765)	-

Ending units	3,677	3,737	22,531	24,549	8,915	-	8,825	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVAMV1		NVAMV2		GVAAA2		GVABD2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$1,192,140	946,818	(2,629)	(6,153)	(118,152)	59,431	10,592	83,537
Realized gain (loss) on investments	6,484,330	5,245,373	162,204	115,708	1,435,983	839,987	243,437	805,306
Change in unrealized gain (loss) on investments	(7,321,112)	28,304,589	(167,038)	506,909	431,203	7,244,164	172,353	(1,599,796)
Reinvested capital gains	15,684,724	2,697,451	274,908	48,052	78,052	10,573	125,779	4,875

Net increase (decrease) in contract owners’ equity resulting from operations	16,040,082	37,194,231	267,445	664,516	1,827,086	8,154,155	552,161	(706,078)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,141,546	1,892,811	638	55,436	1,319,680	5,494,580	186,293	160,092
Transfers between subaccounts (including fixed account), net (note 3)	(2,817,712)	(3,138,920)	(17,332)	(58,901)	3,401,228	7,203,726	(465,778)	(3,091,321)
Redemptions (note 2)	(17,082,608)	(20,607,477)	(454,076)	(430,967)	(4,595,590)	(5,754,545)	(1,586,762)	(2,407,123)
Annuity benefits	(128,970)	(120,797)	-	-	(93,128)	(88,394)	(15,541)	(25,796)
Contract maintenance charges (note 2)	(2,881)	(3,212)	-	-	(1,054)	(1,212)	(207)	(234)
Contingent deferred sales charges (note 2)	(8,744)	(10,684)	-	-	(3,946)	(5,748)	(2,521)	(1,294)
Adjustments to maintain reserves	(9,104)	5,488	(106)	(55)	(283)	(302)	(239)	(247)

Net equity transactions	(18,908,473)	(21,982,791)	(470,876)	(434,487)	26,907	6,848,105	(1,884,755)	(5,365,923)

Net change in contract owners’ equity	(2,868,391)	15,211,440	(203,431)	230,029	1,853,993	15,002,260	(1,332,594)	(6,072,001)
Contract owners’ equity beginning of period	146,128,450	130,917,010	2,665,192	2,435,163	49,303,726	34,301,466	15,593,778	21,665,779

Contract owners’ equity end of period	$143,260,059	146,128,450	2,461,761	2,665,192	51,157,719	49,303,726	14,261,184	15,593,778

CHANGES IN UNITS:
Beginning units	7,014,850	8,204,277	135,281	159,591	3,225,592	2,681,096	1,315,739	1,768,019
Units purchased	255,474	266,561	1,726	5,285	544,340	1,149,286	79,973	81,020
Units redeemed	(1,126,935)	(1,455,988)	(24,379)	(29,595)	(524,032)	(604,790)	(237,325)	(533,300)

Ending units	6,143,389	7,014,850	112,628	135,281	3,245,900	3,225,592	1,158,387	1,315,739

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVAGG2		GVAGR2		GVAGI2		HIBF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(103,961)	(170,352)	(295,244)	(339,557)	(71,549)	(15,939)	1,725,486	1,218,895
Realized gain (loss) on investments	1,952,241	2,050,542	4,870,327	2,447,300	1,090,224	707,914	685,221	(535,931)
Change in unrealized gain (loss) on investments	(1,751,365)	3,579,002	(1,832,072)	8,061,401	568,754	3,690,226	(2,391,239)	737,228
Reinvested capital gains	-	-	-	-	190,795	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	96,915	5,459,192	2,743,011	10,169,144	1,778,224	4,382,201	19,468	1,420,192

Equity transactions:
Purchase payments received from contract owners (note 3)	436,255	1,574,944	1,001,801	2,107,300	524,843	2,017,225	144,032	57,650
Transfers between subaccounts (including fixed account), net (note 3)	(570,471)	191,803	(3,823,224)	14,454	1,825,948	1,520,142	22,764,359	(1,231,465)
Redemptions (note 2)	(3,118,400)	(2,860,522)	(5,424,339)	(4,866,358)	(1,849,712)	(1,350,535)	(4,592,608)	(3,731,905)
Annuity benefits	(18,635)	(20,578)	(51,131)	(53,339)	(53,646)	(56,037)	(36,427)	(16,343)
Contract maintenance charges (note 2)	(614)	(645)	(1,201)	(1,268)	(286)	(370)	(402)	(285)
Contingent deferred sales charges (note 2)	(2,077)	(2,620)	(6,880)	(8,209)	(1,144)	(1,064)	(2,053)	(711)
Adjustments to maintain reserves	(255)	(384)	(340)	194	(274)	(209)	(445)	(444)

Net equity transactions	(3,274,197)	(1,118,002)	(8,305,314)	(2,807,226)	445,729	2,129,152	18,276,456	(4,923,503)

Net change in contract owners’ equity	(3,177,282)	4,341,190	(5,562,303)	7,361,918	2,223,953	6,511,353	18,295,924	(3,503,311)
Contract owners’ equity beginning of period	25,093,639	20,752,449	44,893,577	37,531,659	19,580,767	13,069,414	22,856,293	26,359,604

Contract owners’ equity end of period	$21,916,357	25,093,639	39,331,274	44,893,577	21,804,720	19,580,767	41,152,217	22,856,293

CHANGES IN UNITS:
Beginning units	1,583,720	1,659,885	3,111,350	3,321,520	1,473,478	1,267,595	1,046,197	1,281,408
Units purchased	147,318	365,596	226,060	406,725	292,103	442,865	1,362,040	11,235
Units redeemed	(357,158)	(441,761)	(790,177)	(616,895)	(249,005)	(236,982)	(559,125)	(246,446)

Ending units	1,373,880	1,583,720	2,547,233	3,111,350	1,516,576	1,473,478	1,849,112	1,046,197

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GEM		GEM2		GIG		NVIE6
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$20,226	628	(1,585)	-	337,807	(32,607)	1,614	(676)
Realized gain (loss) on investments	147,918	(14,768)	4,426	-	541,307	108,585	1,327	10,232
Change in unrealized gain (loss) on investments	(817,074)	8,866	(17,639)	-	(1,511,737)	784,737	(3,858)	2,493
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(648,930)	(5,274)	(14,798)	-	(632,623)	860,715	(917)	12,049

Equity transactions:
Purchase payments received from contract owners (note 3)	217,136	6,541	23,333	-	372,003	14,222	-	(71)
Transfers between subaccounts (including fixed account), net (note 3)	21,625,991	(33,403)	392,982	-	19,116,718	(431,460)	-	(44,155)
Redemptions (note 2)	(2,119,594)	(146,921)	(58,170)	-	(2,066,876)	(731,362)	(2,473)	(3,495)
Annuity benefits	(12,404)	(2,758)	-	-	(4,584)	(3,077)	(2,569)	(2,441)
Contract maintenance charges (note 2)	(803)	(39)	-	-	(332)	(89)	-	-
Contingent deferred sales charges (note 2)	(1,124)	(303)	-	-	(2,244)	(400)	-	-
Adjustments to maintain reserves	456	(56)	(54)	-	(45,147)	1,429	(1)	1

Net equity transactions	19,709,658	(176,939)	358,091	-	17,369,538	(1,150,737)	(5,043)	(50,161)

Net change in contract owners’ equity	19,060,728	(182,213)	343,293	-	16,736,915	(290,022)	(5,960)	(38,112)
Contract owners’ equity beginning of period	966,898	1,149,111	-	-	5,609,945	5,899,967	64,384	102,496

Contract owners’ equity end of period	$20,027,626	966,898	343,293	-	22,346,860	5,609,945	58,424	64,384

CHANGES IN UNITS:
Beginning units	38,605	45,909	-	-	388,288	475,976	7,039	13,008
Units purchased	1,046,779	8,793	43,634	-	1,440,581	6,809	130	129
Units redeemed	(173,520)	(16,097)	(7,881)	-	(251,524)	(94,497)	(654)	(6,098)

Ending units	911,864	38,605	35,753	-	1,577,345	388,288	6,515	7,039

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVNMO1		NVNSR1		NVCRA2		NVCRB2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(160,290)	(78,943)	(15,885)	(19,077)	34,604	5,248	123,135	56,574
Realized gain (loss) on investments	3,925,545	3,718,968	749,733	672,203	57,284	72,896	342,775	225,919
Change in unrealized gain (loss) on investments	(11,244,473)	18,110,887	(271,736)	1,060,119	(148,573)	534,829	(405,338)	821,279
Reinvested capital gains	11,222,364	2,899,262	-	-	170,355	66,997	269,962	233,150

Net increase (decrease) in contract owners’ equity resulting from operations	3,743,146	24,650,174	462,112	1,713,245	113,670	679,970	330,534	1,336,922

Equity transactions:
Purchase payments received from contract owners (note 3)	729,622	625,427	130,570	235,378	139,496	379,971	92,366	463,353
Transfers between subaccounts (including fixed account), net (note 3)	(2,795,909)	(2,112,340)	(1,393,735)	149,267	127,607	331,415	130,795	1,083,939
Redemptions (note 2)	(8,328,265)	(10,060,584)	(633,610)	(604,368)	(109,296)	(331,538)	(1,261,451)	(1,286,693)
Annuity benefits	(19,989)	(17,179)	(1,920)	(1,403)	-	-	(513)	(488)
Contract maintenance charges (note 2)	(1,127)	(1,210)	(459)	(481)	(715)	(825)	(219)	(234)
Contingent deferred sales charges (note 2)	(4,652)	(5,753)	(1,128)	(2,692)	(1,308)	(1,425)	(872)	(5,082)
Adjustments to maintain reserves	919	(10,525)	(134)	(271)	(64)	(67)	(107)	(137)

Net equity transactions	(10,419,401)	(11,582,164)	(1,900,416)	(224,570)	155,720	377,531	(1,040,001)	254,658

Net change in contract owners’ equity	(6,676,255)	13,068,010	(1,438,304)	1,488,675	269,390	1,057,501	(709,467)	1,591,580
Contract owners’ equity beginning of period	75,493,378	62,425,368	5,978,540	4,489,865	3,310,739	2,253,238	11,454,945	9,863,365

Contract owners’ equity end of period	$68,817,123	75,493,378	4,540,236	5,978,540	3,580,129	3,310,739	10,745,478	11,454,945

CHANGES IN UNITS:
Beginning units	5,881,810	6,918,204	419,199	432,385	262,726	228,694	884,824	860,739
Units purchased	266,412	514,381	48,210	311,634	30,057	72,663	101,725	189,024
Units redeemed	(1,064,110)	(1,550,775)	(176,830)	(324,820)	(17,875)	(38,631)	(181,674)	(164,939)

Ending units	5,084,112	5,881,810	290,579	419,199	274,908	262,726	804,875	884,824

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVCCA2		NVCCN2		NVCMD2		NVCMA2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$82,739	23,538	84,486	43,129	252,020	96,551	109,640	15,421
Realized gain (loss) on investments	377,093	251,710	239,499	140,137	954,033	636,479	310,270	350,179
Change in unrealized gain (loss) on investments	(452,252)	670,360	(401,790)	(12,696)	(1,015,479)	1,998,015	(895,055)	974,035
Reinvested capital gains	213,725	169,362	265,373	132,527	519,601	539,589	748,417	353,605

Net increase (decrease) in contract owners’ equity resulting from operations	221,305	1,114,970	187,568	303,097	710,175	3,270,634	273,272	1,693,240

Equity transactions:
Purchase payments received from contract owners (note 3)	81,124	224,955	97,916	305,130	628,978	1,517,880	239,283	601,843
Transfers between subaccounts (including fixed account), net (note 3)	318,230	60,585	1,566,015	918,901	241,457	819,065	737,683	(395,777)
Redemptions (note 2)	(884,060)	(573,668)	(1,242,920)	(1,933,040)	(3,378,946)	(2,049,303)	(763,869)	(706,043)
Annuity benefits	(1,182)	(1,109)	(32,301)	(32,250)	(56,959)	(56,161)	(92,820)	(86,114)
Contract maintenance charges (note 2)	(401)	(375)	(461)	(356)	(1,545)	(1,324)	(962)	(833)
Contingent deferred sales charges (note 2)	(963)	(271)	(2,401)	(5,382)	(7,981)	(4,269)	(6,151)	(2,798)
Adjustments to maintain reserves	(56)	(80)	8,825	7,388	(191)	(116)	(109)	(66)

Net equity transactions	(487,308)	(289,963)	394,673	(739,609)	(2,575,187)	225,772	113,055	(589,788)

Net change in contract owners’ equity	(266,003)	825,007	582,241	(436,512)	(1,865,012)	3,496,406	386,327	1,103,452
Contract owners’ equity beginning of period	6,776,880	5,951,873	7,965,440	8,401,952	23,112,672	19,616,266	8,898,146	7,794,694

Contract owners’ equity end of period	$6,510,877	6,776,880	8,547,681	7,965,440	21,247,660	23,112,672	9,284,473	8,898,146

CHANGES IN UNITS:
Beginning units	523,330	550,198	626,630	684,120	1,734,862	1,704,961	583,495	627,883
Units purchased	88,053	65,703	341,135	172,989	176,567	381,779	115,348	111,474
Units redeemed	(125,973)	(92,571)	(301,246)	(230,479)	(371,881)	(351,878)	(100,413)	(155,862)

Ending units	485,410	523,330	666,519	626,630	1,539,548	1,734,862	598,430	583,495

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVCMC2		NVCBD1		NVCBD2		NVLCP2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$97,849	48,401	108,501	58,524	2,927	1,230	51,903	19,307
Realized gain (loss) on investments	252,575	191,716	(86,289)	31,105	5,776	20,815	11,078	30,413
Change in unrealized gain (loss) on investments	(320,629)	411,507	223,067	(417,690)	9,712	(63,770)	125,202	(379,754)
Reinvested capital gains	221,233	175,701	-	72,537	-	8,266	-	123,654

Net increase (decrease) in contract owners’ equity resulting from operations	251,028	827,325	245,279	(255,524)	18,415	(33,459)	188,183	(206,380)

Equity transactions:
Purchase payments received from contract owners (note 3)	119,874	91,920	136,949	234,771	-	-	76,514	239,829
Transfers between subaccounts (including fixed account), net (note 3)	(293,049)	263,024	1,740,682	(1,239,421)	(44,917)	(5,979)	471,407	(461,312)
Redemptions (note 2)	(764,931)	(1,118,338)	(1,203,701)	(2,173,198)	(35,266)	(182,850)	(655,891)	(784,313)
Annuity benefits	(1,570)	(1,526)	(4,853)	(11,250)	-	-	(4,849)	(8,352)
Contract maintenance charges (note 2)	(313)	(299)	(229)	(262)	-	-	(77)	(73)
Contingent deferred sales charges (note 2)	(751)	(387)	(3,812)	(1,779)	-	-	(331)	(76)
Adjustments to maintain reserves	(83)	(140)	(843)	(9,710)	(35)	(13)	(117)	(156)

Net equity transactions	(940,823)	(765,746)	664,193	(3,200,849)	(80,218)	(188,842)	(113,344)	(1,014,453)

Net change in contract owners’ equity	(689,795)	61,579	909,472	(3,456,373)	(61,803)	(222,301)	74,839	(1,220,833)
Contract owners’ equity beginning of period	8,780,050	8,718,471	5,771,978	9,228,351	690,858	913,159	5,209,159	6,429,992

Contract owners’ equity end of period	$8,090,255	8,780,050	6,681,450	5,771,978	629,055	690,858	5,283,998	5,209,159

CHANGES IN UNITS:
Beginning units	706,326	771,585	465,087	720,113	60,013	76,022	390,927	468,113
Units purchased	62,867	77,421	252,677	219,953	-	3,434	130,520	115,682
Units redeemed	(137,341)	(142,680)	(200,507)	(474,979)	(6,805)	(19,443)	(138,612)	(192,868)

Ending units	631,852	706,326	517,257	465,087	53,208	60,013	382,835	390,927

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	TRF		TRF2		GBF		GBF2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$112,461	267,920	(3,685)	(3,786)	1,169,305	1,202,870	(3,457)	(9,334)
Realized gain (loss) on investments	3,507,036	4,456,527	105,614	15,728	(2,346,237)	(1,502,888)	(51,681)	(51,440)
Change in unrealized gain (loss) on investments	8,393,890	23,465,035	(65,064)	100,703	6,008,049	(10,567,064)	135,340	(230,808)
Reinvested capital gains	-	-	-	-	-	1,860,134	-	44,758

Net increase (decrease) in contract owners’ equity resulting from operations	12,013,387	28,189,482	36,865	112,645	4,831,117	(9,006,948)	80,202	(246,824)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,059,185	1,299,416	-	2,618	1,296,050	2,283,235	109,422	11,311
Transfers between subaccounts (including fixed account), net (note 3)	(984,905)	(1,576,738)	(26,358)	(1,464)	(2,706,428)	(9,000,572)	(27,167)	(65,649)
Redemptions (note 2)	(11,589,135)	(12,800,426)	(167,568)	(55,985)	(18,810,225)	(26,931,262)	(700,816)	(777,713)
Annuity benefits	(107,231)	(96,685)	-	-	(115,402)	(151,762)	(620)	(645)
Contract maintenance charges (note 2)	(5,327)	(5,866)	-	-	(2,759)	(3,233)	-	-
Contingent deferred sales charges (note 2)	(8,564)	(13,804)	-	-	(9,959)	(15,876)	-	-
Adjustments to maintain reserves	(5,208)	733	(18)	(26)	(1,531)	(4,126)	33	67

Net equity transactions	(11,641,185)	(13,193,370)	(193,944)	(54,857)	(20,350,254)	(33,823,596)	(619,148)	(832,629)

Net change in contract owners’ equity	372,202	14,996,112	(157,079)	57,788	(15,519,137)	(42,830,544)	(538,946)	(1,079,453)
Contract owners’ equity beginning of period	115,918,356	100,922,244	468,595	410,807	147,826,852	190,657,396	3,460,519	4,539,972

Contract owners’ equity end of period	$116,290,558	115,918,356	311,516	468,595	132,307,715	147,826,852	2,921,573	3,460,519

CHANGES IN UNITS:
Beginning units	6,330,688	7,146,201	31,548	35,483	8,535,517	10,447,542	273,240	336,649
Units purchased	137,058	170,704	1,626	213	848,790	1,123,266	16,252	27,838
Units redeemed	(744,050)	(986,217)	(13,972)	(4,148)	(1,997,309)	(3,035,291)	(65,002)	(91,247)

Ending units	5,723,696	6,330,688	19,202	31,548	7,386,998	8,535,517	224,490	273,240

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	CAF		GVIX8		GVIDA		NVDBL2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(213,426)	(115,254)	81,231	65,391	182,521	171,188	44,229	40,033
Realized gain (loss) on investments	2,516,465	2,081,296	45,201	13,535	3,441,125	1,685,717	264,668	117,025
Change in unrealized gain (loss) on investments	730,380	5,378,537	(455,808)	601,658	(2,020,693)	8,185,369	(113,478)	446,098
Reinvested capital gains	-	-	-	-	-	-	25,471	52,924

Net increase (decrease) in contract owners’ equity resulting from operations	3,033,419	7,344,579	(329,376)	680,584	1,602,953	10,042,274	220,890	656,080

Equity transactions:
Purchase payments received from contract owners (note 3)	375,519	643,749	173,729	194,593	1,319,700	1,434,871	340,939	294,630
Transfers between subaccounts (including fixed account), net (note 3)	2,459,959	(607,155)	432,556	267,742	(805,207)	(334,464)	1,009,627	740,549
Redemptions (note 2)	(4,155,058)	(3,758,968)	(333,945)	(218,638)	(5,951,909)	(5,153,873)	(886,425)	(417,032)
Annuity benefits	(5,894)	(7,068)	-	-	(140,062)	(129,146)	(1,979)	(1,914)
Contract maintenance charges (note 2)	(1,987)	(2,178)	(65)	(66)	(5,530)	(5,941)	(195)	(230)
Contingent deferred sales charges (note 2)	(3,349)	(6,202)	(472)	(23)	(16,002)	(15,188)	(116)	(453)
Adjustments to maintain reserves	(778)	(634)	(124)	(86)	(236)	(445)	(131)	(130)

Net equity transactions	(1,331,588)	(3,738,456)	271,679	243,522	(5,599,246)	(4,204,186)	461,720	615,420

Net change in contract owners’ equity	1,701,831	3,606,123	(57,697)	924,106	(3,996,293)	5,838,088	682,610	1,271,500
Contract owners’ equity beginning of period	31,396,717	27,790,594	4,197,112	3,273,006	46,605,238	40,767,150	6,417,408	5,145,908

Contract owners’ equity end of period	$33,098,548	31,396,717	4,139,415	4,197,112	42,608,945	46,605,238	7,100,018	6,417,408

CHANGES IN UNITS:
Beginning units	2,583,222	2,932,172	387,529	360,461	2,356,559	2,595,098	420,303	377,590
Units purchased	312,851	160,603	92,387	107,247	252,589	414,140	109,583	91,606
Units redeemed	(423,375)	(509,553)	(66,927)	(80,179)	(539,058)	(652,679)	(80,273)	(48,893)

Ending units	2,472,698	2,583,222	412,989	387,529	2,070,090	2,356,559	449,613	420,303

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVDCA2		GVIDC		GVIDM		GVDMA
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$13,633	11,447	193,231	155,625	885,518	844,136	393,109	384,078
Realized gain (loss) on investments	95,144	80,202	1,093,296	1,410,612	2,133,601	(690,016)	185,755	(1,040,704)
Change in unrealized gain (loss) on investments	(60,169)	104,784	(1,406,513)	(693,654)	4,802,885	29,702,227	3,075,786	20,377,081
Reinvested capital gains	22,838	22,851	1,043,998	593,385	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	71,446	219,284	924,012	1,465,968	7,822,004	29,856,347	3,654,650	19,720,455

Equity transactions:
Purchase payments received from contract owners (note 3)	199,105	333,906	458,273	1,089,921	2,383,400	3,468,559	2,351,951	2,859,480
Transfers between subaccounts (including fixed account), net (note 3)	411,906	392,476	(717,909)	(3,999,788)	(2,337,203)	(667,881)	(955,397)	(2,492,035)
Redemptions (note 2)	(371,737)	(333,711)	(5,432,404)	(7,373,721)	(24,672,385)	(29,071,172)	(14,120,619)	(12,242,924)
Annuity benefits	(1,762)	(1,564)	(33,618)	(33,711)	(604,035)	(653,193)	(348,845)	(334,826)
Contract maintenance charges (note 2)	(122)	(111)	(1,046)	(1,074)	(9,616)	(10,299)	(11,118)	(12,462)
Contingent deferred sales charges (note 2)	(354)	(452)	(4,117)	(6,525)	(24,701)	(31,282)	(17,464)	(33,238)
Adjustments to maintain reserves	(51)	(40)	(330)	(410)	(114,679)	(6,831)	3,048	2,344

Net equity transactions	236,985	390,504	(5,731,151)	(10,325,308)	(25,379,219)	(26,972,099)	(13,098,444)	(12,253,661)

Net change in contract owners’ equity	308,431	609,788	(4,807,139)	(8,859,340)	(17,557,215)	2,884,248	(9,443,794)	7,466,794
Contract owners’ equity beginning of period	1,694,312	1,084,524	37,769,950	46,629,290	212,607,937	209,723,689	107,864,633	100,397,839

Contract owners’ equity end of period	$2,002,743	1,694,312	32,962,811	37,769,950	195,050,722	212,607,937	98,420,839	107,864,633

CHANGES IN UNITS:
Beginning units	94,238	70,337	2,653,700	3,409,144	11,870,761	13,526,513	5,587,916	6,299,513
Units purchased	38,582	53,580	176,351	312,005	355,810	873,774	198,285	335,577
Units redeemed	(24,923)	(29,679)	(579,011)	(1,067,449)	(1,761,846)	(2,529,526)	(861,283)	(1,047,174)

Ending units	107,897	94,238	2,251,040	2,653,700	10,464,725	11,870,761	4,924,918	5,587,916

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVDMC		MCIF		SAM		NVMIG1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$292,000	277,452	(107,789)	(45,318)	(2,089,745)	(2,285,834)	151,855	650
Realized gain (loss) on investments	492,870	146,556	4,565,685	3,099,266	3	2,719	(49,885)	7,544
Change in unrealized gain (loss) on investments	122,892	4,435,192	(1,732,879)	21,750,573	(2)	185	(3,895,790)	17,458
Reinvested capital gains	1,074,640	784,191	5,258,128	2,585,430	-	-	2,536,266	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,982,402	5,643,391	7,983,145	27,389,951	(2,089,744)	(2,282,930)	(1,257,554)	25,652

Equity transactions:
Purchase payments received from contract owners (note 3)	656,285	1,320,583	1,355,315	1,603,925	23,306,433	25,724,722	398,078	2,115
Transfers between subaccounts (including fixed account), net (note 3)	(209,463)	494,036	(2,882,622)	(1,286,590)	76,804,455	60,462,107	49,436,630	105,363
Redemptions (note 2)	(7,303,008)	(11,625,246)	(11,252,763)	(13,643,843)	(89,075,744)	(111,247,518)	(3,759,593)	(9,184)
Annuity benefits	(143,929)	(140,208)	(76,622)	(79,505)	(184,740)	(204,346)	(5,278)	-
Contract maintenance charges (note 2)	(2,583)	(2,740)	(2,173)	(2,043)	(2,970)	(3,536)	(610)	-
Contingent deferred sales charges (note 2)	(10,954)	(7,562)	(8,752)	(11,233)	(20,997)	(37,413)	(1,703)	(60)
Adjustments to maintain reserves	78	84	(11,031)	(130)	(199)	(3,324)	(397)	40

Net equity transactions	(7,013,574)	(9,961,053)	(12,878,648)	(13,419,419)	10,826,238	(25,309,308)	46,067,127	98,274

Net change in contract owners’ equity	(5,031,172)	(4,317,662)	(4,895,503)	13,970,532	8,736,494	(27,592,238)	44,809,573	123,926
Contract owners’ equity beginning of period	60,885,815	65,203,477	106,219,986	92,249,454	181,169,148	208,761,386	194,118	70,192

Contract owners’ equity end of period	$55,854,643	60,885,815	101,324,483	106,219,986	189,905,642	181,169,148	45,003,691	194,118

CHANGES IN UNITS:
Beginning units	3,709,734	4,348,864	2,680,803	3,063,218	15,167,273	17,342,803	10,333	4,488
Units purchased	127,582	291,672	120,965	262,494	15,439,158	17,555,131	2,708,766	8,504
Units redeemed	(553,811)	(930,802)	(439,073)	(644,909)	(14,464,893)	(19,730,661)	(282,222)	(2,659)

Ending units	3,283,505	3,709,734	2,362,695	2,680,803	16,141,538	15,167,273	2,436,877	10,333

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVDIVI		GVDIV2		NVMLG1		NVMLG2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$83,518	-	2,993	(7)	(164,671)	(92,531)	(7,106)	(6,744)
Realized gain (loss) on investments	(26,177)	-	(764)	(689)	2,647,046	1,561,348	47,336	55,888
Change in unrealized gain (loss) on investments	(858,486)	-	(46,657)	735	(2,035,531)	3,681,806	(36,269)	49,760
Reinvested capital gains	-	-	-	-	1,698,446	1,594,683	28,677	34,059

Net increase (decrease) in contract owners’ equity resulting from operations	(801,145)	-	(44,428)	39	2,145,290	6,745,306	32,638	132,963

Equity transactions:
Purchase payments received from contract owners (note 3)	47,156	-	(2)	-	796,114	928,877	-	281
Transfers between subaccounts (including fixed account), net (note 3)	9,112,019	-	465,905	(2,109)	(768,853)	1,318,963	(6,083)	(37,834)
Redemptions (note 2)	(993,603)	-	(14,917)	9	(3,519,451)	(3,350,997)	(96,927)	(110,054)
Annuity benefits	-	-	(6,578)	(51)	(32,630)	(29,497)	-	(215)
Contract maintenance charges (note 2)	(218)	-	-	-	(1,114)	(1,166)	-	-
Contingent deferred sales charges (note 2)	(360)	-	-	-	(3,060)	(5,216)	-	-
Adjustments to maintain reserves	(241)	-	(31)	-	(382)	46	(23)	4

Net equity transactions	8,164,753	-	444,377	(2,151)	(3,529,376)	(1,138,990)	(103,033)	(147,818)

Net change in contract owners’ equity	7,363,608	-	399,949	(2,112)	(1,384,086)	5,606,316	(70,395)	(14,855)
Contract owners’ equity beginning of period	-	-	-	2,112	27,777,075	22,170,759	459,833	474,688

Contract owners’ equity end of period	$7,363,608	-	399,949	-	26,392,989	27,777,075	389,438	459,833

CHANGES IN UNITS:
Beginning units	-	-	-	179	2,019,933	2,143,624	35,708	47,902
Units purchased	953,767	-	32,435	1	400,532	527,754	-	28
Units redeemed	(138,878)	-	(1,846)	(180)	(661,542)	(651,445)	(7,631)	(12,222)

Ending units	814,889	-	30,589	-	1,758,923	2,019,933	28,077	35,708

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVMLV1		NVMLV2		NVMMG1		NVMMG2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(967)	26,644	(21,774)	(14,941)	(964,849)	(973,483)	(86,419)	(82,988)
Realized gain (loss) on investments	1,347,116	875,426	240,257	160,736	7,754,528	6,540,293	587,744	375,338
Change in unrealized gain (loss) on investments	(1,430,894)	1,033,730	(274,636)	644,838	(15,101,697)	15,872,688	(1,218,685)	1,220,839
Reinvested capital gains	953,224	411,470	352,609	168,195	10,517,339	6,296,586	842,389	486,322

Net increase (decrease) in contract owners’ equity resulting from operations	868,479	2,347,270	296,456	958,828	2,205,321	27,736,084	125,029	1,999,511

Equity transactions:
Purchase payments received from contract owners (note 3)	188,880	202,535	132	794	927,151	1,265,766	80,332	30,933
Transfers between subaccounts (including fixed account), net (note 3)	(35,078)	586,875	(53,551)	(89,310)	(1,427,431)	(1,243,211)	(139,788)	137,454
Redemptions (note 2)	(1,341,468)	(1,309,528)	(527,828)	(358,881)	(12,345,348)	(12,580,787)	(786,709)	(469,107)
Annuity benefits	(150)	(134)	(10,777)	(10,799)	(77,277)	(77,400)	-	-
Contract maintenance charges (note 2)	(136)	(156)	(11)	(11)	(2,523)	(2,775)	-	-
Contingent deferred sales charges (note 2)	(2,525)	(1,444)	(30)	(221)	(15,160)	(14,030)	-	-
Adjustments to maintain reserves	(344)	(313)	(163)	3,323	(462)	(65)	(32)	(76)

Net equity transactions	(1,190,821)	(522,165)	(592,228)	(455,105)	(12,941,050)	(12,652,502)	(846,197)	(300,796)

Net change in contract owners’ equity	(322,342)	1,825,105	(295,772)	503,723	(10,735,729)	15,083,582	(721,168)	1,698,715
Contract owners’ equity beginning of period	9,783,124	7,958,019	3,625,568	3,121,845	95,308,945	80,225,363	7,388,276	5,689,561

Contract owners’ equity end of period	$9,460,782	9,783,124	3,329,796	3,625,568	84,573,216	95,308,945	6,667,108	7,388,276

CHANGES IN UNITS:
Beginning units	644,126	701,373	267,804	307,809	6,491,418	7,505,685	521,017	549,050
Units purchased	298,828	361,946	1,396	4,310	425,394	394,164	36,874	50,099
Units redeemed	(372,615)	(419,193)	(44,438)	(44,315)	(1,319,507)	(1,408,431)	(98,750)	(78,132)

Ending units	570,339	644,126	224,762	267,804	5,597,305	6,491,418	459,141	521,017

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVMMV2		SCGF		SCGF2		SCVF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$146,859	2,422	(291,340)	(289,546)	(5,912)	(6,308)	(631,920)	(327,712)
Realized gain (loss) on investments	3,515,720	4,110,043	5,430,864	4,781,175	30,881	22,217	3,661,221	2,316,792
Change in unrealized gain (loss) on investments	(9,308,447)	11,592,126	(8,436,681)	2,986,216	(68,322)	82,910	(7,152,768)	32,228,768
Reinvested capital gains	15,691,179	2,959,602	3,555,977	1,479,517	45,608	18,489	9,771,942	-

Net increase (decrease) in contract owners’ equity resulting from operations	10,045,311	18,664,193	258,820	8,957,362	2,255	117,308	5,648,475	34,217,848

Equity transactions:
Purchase payments received from contract owners (note 3)	765,203	562,036	280,637	413,334	8,750	90	1,062,851	1,261,309
Transfers between subaccounts (including fixed account), net (note 3)	495,569	(659,665)	(1,918,748)	465,871	(3,937)	(8,534)	(4,493,103)	(1,445,699)
Redemptions (note 2)	(8,083,173)	(7,841,663)	(3,200,413)	(2,927,365)	(36,466)	(79,043)	(12,864,030)	(13,597,700)
Annuity benefits	(23,201)	(20,815)	(9,113)	(9,146)	(42)	(39)	(49,951)	(50,108)
Contract maintenance charges (note 2)	(1,083)	(1,170)	(671)	(796)	-	-	(2,071)	(2,240)
Contingent deferred sales charges (note 2)	(5,575)	(7,824)	(1,912)	(2,852)	-	-	(10,182)	(9,794)
Adjustments to maintain reserves	(646)	(205)	(391)	2,573	(8)	(33)	(429)	478

Net equity transactions	(6,852,906)	(7,969,306)	(4,850,611)	(2,058,381)	(31,703)	(87,559)	(16,356,915)	(13,843,754)

Net change in contract owners’ equity	3,192,405	10,694,887	(4,591,791)	6,898,981	(29,448)	29,749	(10,708,440)	20,374,094
Contract owners’ equity beginning of period	68,368,258	57,673,371	29,010,061	22,111,080	347,874	318,125	114,103,086	93,728,992

Contract owners’ equity end of period	$71,560,663	68,368,258	24,418,270	29,010,061	318,426	347,874	103,394,646	114,103,086

CHANGES IN UNITS:
Beginning units	4,472,473	5,061,320	1,285,895	1,396,829	23,563	30,452	2,567,355	2,933,718
Units purchased	264,358	462,760	232,601	385,680	3,224	936	64,073	221,427
Units redeemed	(691,065)	(1,051,607)	(455,285)	(496,614)	(5,385)	(7,825)	(434,469)	(587,790)

Ending units	4,045,766	4,472,473	1,063,211	1,285,895	21,402	23,563	2,196,959	2,567,355

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	SCVF2		SCF		SCF2		MSBF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(12,101)	(10,005)	(926,571)	(973,370)	(30,423)	(29,717)	957,026	1,155,362
Realized gain (loss) on investments	104,620	75,812	1,298,227	(151,816)	131,935	110,603	734,367	2,251,573
Change in unrealized gain (loss) on investments	(127,673)	197,855	(15,851,710)	34,389,528	(385,476)	479,634	(335,155)	(4,685,544)
Reinvested capital gains	70,802	-	14,845,685	-	253,951	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	35,648	263,662	(634,369)	33,264,342	(30,013)	560,520	1,356,238	(1,278,609)

Equity transactions:
Purchase payments received from contract owners (note 3)	10,231	26,427	963,070	1,169,084	1,418	16,662	706,509	844,036
Transfers between subaccounts (including fixed account), net (note 3)	(56,038)	(32,583)	(2,311,138)	(3,643,463)	63,202	(49,023)	1,509,352	(4,165,175)
Redemptions (note 2)	(129,782)	(141,399)	(11,450,358)	(12,161,561)	(289,305)	(347,347)	(5,345,461)	(7,526,917)
Annuity benefits	(123)	(112)	(46,735)	(45,916)	-	-	(40,584)	(38,130)
Contract maintenance charges (note 2)	-	-	(2,219)	(2,353)	-	-	(403)	(433)
Contingent deferred sales charges (note 2)	-	-	(8,572)	(10,360)	-	-	(3,370)	(3,259)
Adjustments to maintain reserves	(76)	(6)	(377)	(5,405)	(93)	(71)	(3,006)	591

Net equity transactions	(175,788)	(147,673)	(12,856,329)	(14,699,974)	(224,778)	(379,779)	(3,176,963)	(10,889,287)

Net change in contract owners’ equity	(140,140)	115,989	(13,490,698)	18,564,368	(254,791)	180,741	(1,820,725)	(12,167,896)
Contract owners’ equity beginning of period	882,708	766,719	109,618,511	91,054,143	1,848,534	1,667,793	50,092,703	62,260,599

Contract owners’ equity end of period	$742,568	882,708	96,127,813	109,618,511	1,593,743	1,848,534	48,271,978	50,092,703

CHANGES IN UNITS:
Beginning units	43,328	51,758	2,883,522	3,336,881	86,298	107,261	2,677,616	3,260,113
Units purchased	804	5,226	113,450	132,253	4,652	5,230	254,721	320,384
Units redeemed	(9,341)	(13,656)	(465,658)	(585,612)	(15,707)	(26,193)	(421,123)	(902,881)

Ending units	34,791	43,328	2,531,314	2,883,522	75,243	86,298	2,511,214	2,677,616

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVSTB2		NVOLG1		NVOLG2		NVTIV3
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(21,341)	291	(1,647,957)	(1,364,844)	(120,652)	(111,863)	70,470	20,419
Realized gain (loss) on investments	38,654	71,552	21,635,908	16,963,567	653,387	395,132	163,468	(95,058)
Change in unrealized gain (loss) on investments	(64,228)	(151,823)	(32,388,882)	101,875,169	(869,310)	2,263,967	(612,403)	563,105
Reinvested capital gains	-	7,003	41,629,299	-	908,519	-	109,195	25,031

Net increase (decrease) in contract owners’ equity resulting from operations	(46,915)	(72,977)	29,228,368	117,473,892	571,944	2,547,236	(269,270)	513,497

Equity transactions:
Purchase payments received from contract owners (note 3)	509,308	91,824	3,398,687	3,783,480	32,047	39,184	137,923	145,031
Transfers between subaccounts (including fixed account), net (note 3)	532,979	2,700,404	(10,530,148)	(15,002,562)	(40,048)	(189,004)	53,973	(1,241,728)
Redemptions (note 2)	(2,309,885)	(2,761,152)	(48,815,103)	(53,228,861)	(1,517,061)	(1,332,374)	(502,755)	(393,758)
Annuity benefits	(39,699)	(44,112)	(412,148)	(363,018)	(9,890)	(8,485)	-	-
Contract maintenance charges (note 2)	(58)	(70)	(10,735)	(11,433)	-	-	(456)	(504)
Contingent deferred sales charges (note 2)	(2,363)	(422)	(24,617)	(40,918)	-	(190)	(1,188)	(2,519)
Adjustments to maintain reserves	(195)	(204)	(9,302)	63	149	(10)	(143)	(193)

Net equity transactions	(1,309,913)	(13,732)	(56,403,366)	(64,863,249)	(1,534,803)	(1,490,879)	(312,646)	(1,493,671)

Net change in contract owners’ equity	(1,356,828)	(86,709)	(27,174,998)	52,610,643	(962,859)	1,056,357	(581,916)	(980,174)
Contract owners’ equity beginning of period	8,826,374	8,913,083	419,732,785	367,122,142	9,403,470	8,347,113	3,119,324	4,099,498

Contract owners’ equity end of period	$7,469,546	8,826,374	392,557,787	419,732,785	8,440,611	9,403,470	2,537,408	3,119,324

CHANGES IN UNITS:
Beginning units	788,215	782,664	19,341,164	22,889,891	455,761	541,918	188,729	294,124
Units purchased	450,828	472,734	341,661	493,446	9,173	7,018	51,101	46,283
Units redeemed	(569,832)	(467,183)	(2,884,969)	(4,042,173)	(81,307)	(93,175)	(70,799)	(151,678)

Ending units	669,211	788,215	16,797,856	19,341,164	383,627	455,761	169,031	188,729

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	EIF		NVRE1		NCPG2		NCPGI2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$166,619	(318,178)	1,614,691	268,562	24,375	46	2,673	2,349
Realized gain (loss) on investments	4,745,217	2,957,962	4,177,412	6,174,643	5,017	-	199	39
Change in unrealized gain (loss) on investments	(2,418,674)	5,342,002	(6,439,415)	(10,574,167)	(43,745)	981	(4,446)	11,009
Reinvested capital gains	-	-	22,253,638	6,193,818	15,585	41	3,932	1,942

Net increase (decrease) in contract owners’ equity resulting from operations	2,493,162	7,981,786	21,606,326	2,062,856	1,232	1,068	2,358	15,339

Equity transactions:
Purchase payments received from contract owners (note 3)	587,488	729,827	1,628,709	1,322,416	15,973	-	-	207,151
Transfers between subaccounts (including fixed account), net (note 3)	(1,235,626)	4,307,984	2,612,290	(2,638,633)	1,015,809	186,472	-	4,624
Redemptions (note 2)	(3,716,780)	(3,626,839)	(10,865,819)	(11,383,152)	(97,420)	-	-	-
Annuity benefits	(40,269)	(39,067)	(45,023)	(43,357)	-	-	-	-
Contract maintenance charges (note 2)	(911)	(915)	(2,325)	(2,313)	-	-	-	-
Contingent deferred sales charges (note 2)	(5,342)	(4,139)	(6,819)	(8,737)	-	-	-	-
Adjustments to maintain reserves	(474)	(54)	(387)	3,541	(23)	(3)	(3)	(1)

Net equity transactions	(4,411,914)	1,366,797	(6,679,374)	(12,750,235)	934,339	186,469	(3)	211,774

Net change in contract owners’ equity	(1,918,752)	9,348,583	14,926,952	(10,687,379)	935,571	187,537	2,355	227,113
Contract owners’ equity beginning of period	32,407,369	23,058,786	81,756,278	92,443,657	187,537	-	227,113	-

Contract owners’ equity end of period	$30,488,617	32,407,369	96,683,230	81,756,278	1,123,108	187,537	229,468	227,113

CHANGES IN UNITS:
Beginning units	1,734,014	1,643,914	7,066,545	8,144,479	17,065	-	20,964	-
Units purchased	293,438	564,669	889,310	818,541	114,426	17,065	-	20,964
Units redeemed	(522,535)	(474,569)	(1,398,232)	(1,896,475)	(29,236)	-	-	-

Ending units	1,504,917	1,734,014	6,557,623	7,066,545	102,255	17,065	20,964	20,964

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	IDPG2		IDPGI2		NVSIX2		GVEX2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$695	1,442	400	332	(4,423)	7,173	71,641	22,171
Realized gain (loss) on investments	3,094	9	905	954	7,617	1,384	133,264	47,937
Change in unrealized gain (loss) on investments	(2,715)	4,703	(341)	758	(24,908)	35,682	271,613	120,073
Reinvested capital gains	766	144	240	102	65,554	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,840	6,298	1,204	2,146	43,840	44,239	476,518	190,181

Equity transactions:
Purchase payments received from contract owners (note 3)	30,419	38,765	27,830	-	147,185	51,725	525,573	542,986
Transfers between subaccounts (including fixed account), net (note 3)	120,588	82,121	41,481	30,828	435,006	798,847	4,784,282	1,204,898
Redemptions (note 2)	(38,071)	(251)	(16,504)	-	(88,047)	(29,460)	(348,721)	(56,261)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(15)	-	(4)	-	(16)	(15)	(56)	-
Contingent deferred sales charges (note 2)	-	-	-	-	(12)	-	(275)	-
Adjustments to maintain reserves	(11)	3	-	6	(55)	7	(66)	(55)

Net equity transactions	112,910	120,638	52,803	30,834	494,061	821,104	4,960,737	1,691,568

Net change in contract owners’ equity	114,750	126,936	54,007	32,980	537,901	865,343	5,437,255	1,881,749
Contract owners’ equity beginning of period	126,936	-	32,980	-	865,343	-	1,881,749	-

Contract owners’ equity end of period	$241,686	126,936	86,987	32,980	1,403,244	865,343	7,319,004	1,881,749

CHANGES IN UNITS:
Beginning units	11,790	-	3,087	-	68,726	-	160,648	-
Units purchased	13,965	11,814	6,466	5,071	104,485	105,890	487,371	269,602
Units redeemed	(3,457)	(24)	(1,522)	(1,984)	(65,131)	(37,164)	(89,254)	(108,954)

Ending units	22,298	11,790	8,031	3,087	108,080	68,726	558,765	160,648

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	ALVGIB		ALVPGB		ALVSVB		ACVIG
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(8,801)	(9,113)	(18,230)	(17,457)	(72,666)	(84,970)	585,492	643,444
Realized gain (loss) on investments	43,139	(18,203)	60,984	53,065	1,061,720	1,452,591	2,329,866	988,411
Change in unrealized gain (loss) on investments	47,810	382,524	69,877	255,816	(1,314,370)	747,551	3,938,613	15,888,675
Reinvested capital gains	-	-	-	-	866,807	492,490	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	82,148	355,208	112,631	291,424	541,491	2,607,662	6,853,971	17,520,530

Equity transactions:
Purchase payments received from contract owners (note 3)	1,152	-	-	-	245,181	385,367	543,387	582,715
Transfers between subaccounts (including fixed account), net (note 3)	6,572	(14,021)	(31,322)	(89,573)	(1,287,364)	(897,785)	1,737,986	(1,145,957)
Redemptions (note 2)	(117,239)	(398,115)	(105,655)	(113,122)	(1,006,913)	(846,719)	(7,616,423)	(7,695,649)
Annuity benefits	-	-	-	-	(36,015)	(38,099)	(29,524)	(26,845)
Contract maintenance charges (note 2)	-	-	-	-	(44)	(47)	(1,293)	(1,474)
Contingent deferred sales charges (note 2)	(75)	(98)	(73)	(86)	(550)	(408)	(6,627)	(6,279)
Adjustments to maintain reserves	(29)	(73)	(9)	(30)	(276)	(271)	(308)	100

Net equity transactions	(109,619)	(412,307)	(137,059)	(202,811)	(2,085,981)	(1,397,962)	(5,372,802)	(8,293,389)

Net change in contract owners’ equity	(27,471)	(57,099)	(24,428)	88,613	(1,544,490)	1,209,700	1,481,169	9,227,141
Contract owners’ equity beginning of period	1,219,941	1,277,040	1,067,840	979,227	8,257,907	7,048,207	64,174,330	54,947,189

Contract owners’ equity end of period	$1,192,470	1,219,941	1,043,412	1,067,840	6,713,417	8,257,907	65,655,499	64,174,330

CHANGES IN UNITS:
Beginning units	74,021	102,976	68,946	85,005	431,348	498,580	3,010,407	3,486,389
Units purchased	1,609	1,449	33	2,108	197,743	397,462	313,005	201,058
Units redeemed	(8,260)	(30,404)	(8,761)	(18,167)	(312,049)	(464,694)	(533,501)	(677,040)

Ending units	67,370	74,021	60,218	68,946	317,042	431,348	2,789,911	3,010,407

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	ACVIG2		ACVIP2		ACVI		ACVI3
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(1,013)	191	50,090	277,492	10,980	8,508	27	102
Realized gain (loss) on investments	195,386	(2,670)	(470,102)	1,813,877	11,865	(17,141)	6,994	12,461
Change in unrealized gain (loss) on investments	(127,698)	311,501	371,532	(9,826,194)	(137,775)	333,675	(13,601)	8,530
Reinvested capital gains	-	-	1,016,429	2,185,191	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	66,675	309,022	967,949	(5,549,634)	(114,930)	325,042	(6,580)	21,093

Equity transactions:
Purchase payments received from contract owners (note 3)	2,876	3,292	686,296	1,152,828	38,114	39,358	-	(181)
Transfers between subaccounts (including fixed account), net (note 3)	(332,241)	(18,936)	(3,159,833)	(12,825,544)	4,982	112,743	1,014	(17,129)
Redemptions (note 2)	(312,136)	(123,120)	(5,540,244)	(9,100,010)	(206,650)	(111,013)	(23,004)	(17,441)
Annuity benefits	(542)	(474)	(112,421)	(135,970)	(1,581)	(1,574)	(722)	(682)
Contract maintenance charges (note 2)	-	-	(355)	(166)	-	-	(11)	(12)
Contingent deferred sales charges (note 2)	(161)	(241)	(3,476)	(3,468)	(1,034)	(1,190)	-	1
Adjustments to maintain reserves	84	50	(2,534)	(358)	(193)	314	170	137

Net equity transactions	(642,120)	(139,429)	(8,132,567)	(20,912,688)	(166,362)	38,638	(22,553)	(35,307)

Net change in contract owners’ equity	(575,445)	169,593	(7,164,618)	(26,462,322)	(281,292)	363,680	(29,133)	(14,214)
Contract owners’ equity beginning of period	1,173,181	1,003,588	42,766,043	69,228,365	1,879,745	1,516,065	102,601	116,815

Contract owners’ equity end of period	$597,736	1,173,181	35,601,425	42,766,043	1,598,453	1,879,745	73,468	102,601

CHANGES IN UNITS:
Beginning units	71,691	81,372	3,014,960	4,443,914	91,893	89,644	5,476	7,644
Units purchased	375	1,258	293,125	502,869	6,154	11,733	61	-
Units redeemed	(39,253)	(10,939)	(856,150)	(1,931,823)	(14,305)	(9,484)	(1,394)	(2,168)

Ending units	32,813	71,691	2,451,935	3,014,960	83,742	91,893	4,143	5,476

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	ACVMV1		ACVMV2		ACVU1		ACVV
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$12,601	14,965	(3,027)	(3,035)	(266)	(197)	9,251	11,316
Realized gain (loss) on investments	1,064,726	631,438	27,407	22,852	103	45	203,531	208,471
Change in unrealized gain (loss) on investments	158,087	2,626,892	10,645	90,271	1,668	4,956	29,045	356,902
Reinvested capital gains	1,025,922	194,451	31,124	7,087	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,261,336	3,467,746	66,149	117,175	1,505	4,804	241,827	576,689

Equity transactions:
Purchase payments received from contract owners (note 3)	344,450	630,750	1	-	(4)	(8)	30,804	59,917
Transfers between subaccounts (including fixed account), net (note 3)	1,985,550	1,496,368	24,568	(46,598)	4	(9)	(22,727)	745
Redemptions (note 2)	(1,949,694)	(1,551,284)	(9,636)	(12,518)	(7)	8	(330,517)	(447,556)
Annuity benefits	-	-	(25,173)	(28,328)	-	-	-	-
Contract maintenance charges (note 2)	(374)	(357)	-	-	-	7	-	-
Contingent deferred sales charges (note 2)	(2,467)	(1,206)	-	-	7	1	(777)	(2,621)
Adjustments to maintain reserves	(271)	(338)	3	1,173	1	3	190	(244)

Net equity transactions	377,194	573,933	(10,237)	(86,271)	1	2	(323,027)	(389,759)

Net change in contract owners’ equity	2,638,530	4,041,679	55,912	30,904	1,506	4,806	(81,200)	186,930
Contract owners’ equity beginning of period	15,722,506	11,680,827	476,194	445,290	18,664	13,858	2,257,264	2,070,334

Contract owners’ equity end of period	$18,361,036	15,722,506	532,106	476,194	20,170	18,664	2,176,064	2,257,264

CHANGES IN UNITS:
Beginning units	892,688	851,917	23,740	28,445	1,197	1,197	77,138	92,264
Units purchased	273,886	264,824	1,836	525	6	-	3,777	8,524
Units redeemed	(262,608)	(224,053)	(2,303)	(5,230)	(6)	-	(14,500)	(23,650)

Ending units	903,966	892,688	23,273	23,740	1,197	1,197	66,415	77,138

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	DVMCSS		DVSCS		DCAP		DCAPS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(2,313)	-	(147,040)	(11,673)	457,349	551,280	(3,756)	(2,610)
Realized gain (loss) on investments	4,764	-	2,700,622	2,161,139	4,306,380	822,927	108,656	72,661
Change in unrealized gain (loss) on investments	16,753	-	(3,183,024)	6,411,883	(2,353,440)	10,499,289	(74,700)	126,905
Reinvested capital gains	-	-	1,566,948	367,633	1,733,148	158,836	30,415	2,908

Net increase (decrease) in contract owners’ equity resulting from operations	19,204	-	937,506	8,928,982	4,143,437	12,032,332	60,615	199,864

Equity transactions:
Purchase payments received from contract owners (note 3)	4	-	264,455	394,100	788,549	979,213	3,204	39
Transfers between subaccounts (including fixed account), net (note 3)	614,696	-	(2,628,436)	1,161,326	(4,068,030)	(3,768,177)	(84,700)	(17,588)
Redemptions (note 2)	(9,740)	-	(2,595,011)	(3,956,872)	(7,128,971)	(7,980,505)	(97,815)	(227,984)
Annuity benefits	-	-	(42,117)	(47,568)	(46,754)	(45,932)	-	-
Contract maintenance charges (note 2)	-	-	(1,051)	(1,260)	(1,023)	(1,162)	-	-
Contingent deferred sales charges (note 2)	(56)	-	(3,978)	(3,505)	(4,933)	(7,957)	-	-
Adjustments to maintain reserves	(18)	-	(3,167)	(425)	(618)	(11,037)	(42)	(16)

Net equity transactions	604,886	-	(5,009,305)	(2,454,204)	(10,461,780)	(10,835,557)	(179,353)	(245,549)

Net change in contract owners’ equity	624,090	-	(4,071,799)	6,474,778	(6,318,343)	1,196,775	(118,738)	(45,685)
Contract owners’ equity beginning of period	-	-	30,891,290	24,416,512	67,090,496	65,893,721	1,134,640	1,180,325

Contract owners’ equity end of period	$624,090	-	26,819,491	30,891,290	60,772,153	67,090,496	1,015,902	1,134,640

CHANGES IN UNITS:
Beginning units	-	-	1,241,395	1,365,131	3,076,919	3,631,658	72,014	88,355
Units purchased	74,244	-	68,497	239,846	142,302	267,249	2,385	1,555
Units redeemed	(16,983)	-	(273,537)	(363,582)	(616,925)	(821,988)	(13,334)	(17,896)

Ending units	57,261	-	1,036,355	1,241,395	2,602,296	3,076,919	61,065	72,014

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	DSC		DVIV		FCA2S		FHIBS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(330)	(438)	50	740	(221)	(3,241)	77,925	102,786
Realized gain (loss) on investments	7,316	1,948	256	1,976	(1,256)	11,106	49,884	120,765
Change in unrealized gain (loss) on investments	(8,347)	11,119	(882)	7,999	(55,950)	25,776	(112,599)	(125,995)
Reinvested capital gains	-	-	-	-	50,071	6,689	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,361)	12,629	(576)	10,715	(7,356)	40,330	15,210	97,556

Equity transactions:
Purchase payments received from contract owners (note 3)	1,237	2,451	-	-	673	673	4,739	17,748
Transfers between subaccounts (including fixed account), net (note 3)	-	(1,115)	-	-	(2,400)	(48,759)	31,677	46,227
Redemptions (note 2)	(23,445)	(9,633)	(3,493)	(60,472)	(32,882)	(50,863)	(266,193)	(388,841)
Annuity benefits	-	-	-	-	-	-	(218)	(216)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	(142)
Adjustments to maintain reserves	3	(26)	(3)	(25)	32	(45)	10	(17)

Net equity transactions	(22,205)	(8,323)	(3,496)	(60,497)	(34,577)	(98,994)	(229,985)	(325,241)

Net change in contract owners’ equity	(23,566)	4,306	(4,072)	(49,782)	(41,933)	(58,664)	(214,775)	(227,685)
Contract owners’ equity beginning of period	35,684	31,378	9,342	59,124	266,679	325,343	1,953,364	2,181,049

Contract owners’ equity end of period	$12,118	35,684	5,270	9,342	224,746	266,679	1,738,589	1,953,364

CHANGES IN UNITS:
Beginning units	2,139	2,740	536	4,058	21,807	30,241	97,338	113,545
Units purchased	74	248	-	-	136	230	4,406	4,742
Units redeemed	(1,516)	(849)	(194)	(3,522)	(2,929)	(8,664)	(15,581)	(20,949)

Ending units	697	2,139	342	536	19,014	21,807	86,163	97,338

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FQB		FQBS		FVSS2		FCS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$2,336,354	3,146,696	59,925	84,115	(5,935)	(8,325)	(36,604)	(18,873)
Realized gain (loss) on investments	518,296	750,176	86,115	20,755	147,948	48,480	183,976	(64,998)
Change in unrealized gain (loss) on investments	(499,638)	(4,078,399)	(85,178)	(148,491)	(119,572)	126,598	998,788	3,496,168
Reinvested capital gains	-	-	-	-	-	-	284,498	3,722

Net increase (decrease) in contract owners’ equity resulting from operations	2,355,012	(181,527)	60,862	(43,621)	22,441	166,753	1,430,658	3,416,019

Equity transactions:
Purchase payments received from contract owners (note 3)	620,709	846,957	47,927	19,698	3,972	5,625	265,784	251,923
Transfers between subaccounts (including fixed account), net (note 3)	(591,182)	(1,913,984)	20,903	89,826	(193,977)	7,148	(243,872)	15,492
Redemptions (note 2)	(11,633,180)	(14,245,846)	(649,231)	(472,591)	(63,271)	(156,730)	(1,143,921)	(1,407,062)
Annuity benefits	(66,788)	(68,004)	(975)	(703)	-	-	-	-
Contract maintenance charges (note 2)	(920)	(1,039)	-	-	-	-	(15)	(17)
Contingent deferred sales charges (note 2)	(5,890)	(7,694)	-	-	-	-	(9,473)	(10,969)
Adjustments to maintain reserves	255	(5,096)	54	110	(78)	4	17	(189)

Net equity transactions	(11,676,996)	(15,394,706)	(581,322)	(363,660)	(253,354)	(143,953)	(1,131,480)	(1,150,822)

Net change in contract owners’ equity	(9,321,984)	(15,576,233)	(520,460)	(407,281)	(230,913)	22,800	299,178	2,265,197
Contract owners’ equity beginning of period	90,474,543	106,050,776	3,621,041	4,028,322	679,463	656,663	14,248,324	11,983,127

Contract owners’ equity end of period	$81,152,559	90,474,543	3,100,581	3,621,041	448,550	679,463	14,547,502	14,248,324

CHANGES IN UNITS:
Beginning units	4,981,035	5,823,950	259,067	284,778	34,351	42,219	465,436	507,700
Units purchased	281,609	293,737	7,501	9,808	1,494	1,298	15,706	18,424
Units redeemed	(908,519)	(1,136,652)	(48,419)	(35,519)	(14,066)	(9,166)	(51,499)	(60,688)

Ending units	4,354,125	4,981,035	218,149	259,067	21,779	34,351	429,643	465,436

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FNRS2		FEIS		FEI2		FF10S
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(95,419)	(78,638)	3,453,444	2,698,257	34,456	17,754	33,423	47,302
Realized gain (loss) on investments	966,333	1,151,279	(1,775,773)	(2,272,279)	(47,059)	(134,661)	320,017	422,945
Change in unrealized gain (loss) on investments	(3,343,099)	2,333,300	11,448,702	37,959,562	256,260	921,419	(199,002)	626,671
Reinvested capital gains	187,960	101,607	3,077,469	14,488,748	67,598	322,198	161,276	125,669

Net increase (decrease) in contract owners’ equity resulting from operations	(2,284,225)	3,507,548	16,203,842	52,874,288	311,255	1,126,710	315,714	1,222,587

Equity transactions:
Purchase payments received from contract owners (note 3)	736,846	486,855	2,859,636	2,651,275	18,402	80,802	173,170	384,426
Transfers between subaccounts (including fixed account), net (note 3)	505,488	(1,110,736)	(4,868,960)	(4,241,996)	(99,426)	35,997	185,880	1,007,009
Redemptions (note 2)	(2,438,755)	(2,362,015)	(26,060,065)	(31,157,774)	(570,595)	(864,791)	(1,741,287)	(2,017,407)
Annuity benefits	(28,254)	(26,103)	(185,291)	(169,367)	(320)	-	(5,279)	(5,040)
Contract maintenance charges (note 2)	(821)	(896)	(2,975)	(3,522)	-	-	(75)	(82)
Contingent deferred sales charges (note 2)	(2,180)	(4,009)	(11,552)	(23,578)	-	(114)	(1,408)	(5,597)
Adjustments to maintain reserves	(1,388)	(317)	3,738	7,372	(113)	(96)	41	(191)

Net equity transactions	(1,229,064)	(3,017,221)	(28,265,469)	(32,937,590)	(652,052)	(748,202)	(1,388,958)	(636,882)

Net change in contract owners’ equity	(3,513,289)	490,327	(12,061,627)	19,936,698	(340,797)	378,508	(1,073,244)	585,705
Contract owners’ equity beginning of period	17,162,366	16,672,039	231,336,934	211,400,236	5,053,731	4,675,223	10,659,458	10,073,753

Contract owners’ equity end of period	$13,649,077	17,162,366	219,275,307	231,336,934	4,712,934	5,053,731	9,586,214	10,659,458

CHANGES IN UNITS:
Beginning units	1,355,265	1,612,415	10,635,351	12,322,376	317,752	368,868	760,965	805,672
Units purchased	457,058	225,817	357,341	517,529	3,293	17,206	77,215	169,376
Units redeemed	(560,680)	(482,967)	(1,615,266)	(2,204,554)	(43,166)	(68,322)	(174,352)	(214,083)

Ending units	1,251,643	1,355,265	9,377,426	10,635,351	277,879	317,752	663,828	760,965

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FF10S2		FF20S		FF20S2		FF30S
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(417)	(358)	59,416	77,706	(726)	(521)	32,984	46,658
Realized gain (loss) on investments	3,515	2,532	657,397	643,751	2,851	549	351,174	272,203
Change in unrealized gain (loss) on investments	(2,829)	3,685	(514,119)	630,875	(971)	15,808	(271,225)	889,337
Reinvested capital gains	958	743	224,025	151,323	2,527	1,909	157,574	104,570

Net increase (decrease) in contract owners’ equity resulting from operations	1,227	6,602	426,719	1,503,655	3,681	17,745	270,507	1,312,768

Equity transactions:
Purchase payments received from contract owners (note 3)	-	(8)	437,017	642,665	-	-	330,447	365,046
Transfers between subaccounts (including fixed account), net (note 3)	-	1,039	1,451,863	1,878,292	-	-	180,075	674,212
Redemptions (note 2)	(5,076)	(1,116)	(2,066,814)	(1,801,036)	(1,647)	(1,717)	(785,462)	(821,871)
Annuity benefits	(6,185)	(6,122)	-	-	(9,325)	(8,873)	-	-
Contract maintenance charges (note 2)	9	-	(805)	(963)	-	-	(1,444)	(1,481)
Contingent deferred sales charges (note 2)	(81)	-	(3,579)	(4,074)	-	-	(2,714)	(6,297)
Adjustments to maintain reserves	101	2,076	(2,488)	(184)	1	-	(256)	(172)

Net equity transactions	(11,232)	(4,131)	(184,806)	714,700	(10,971)	(10,590)	(279,354)	209,437

Net change in contract owners’ equity	(10,005)	2,471	241,913	2,218,355	(7,290)	7,155	(8,847)	1,522,205
Contract owners’ equity beginning of period	64,626	62,155	12,324,633	10,106,278	144,332	137,177	8,172,824	6,650,619

Contract owners’ equity end of period	$54,621	64,626	12,566,546	12,324,633	137,042	144,332	8,163,977	8,172,824

CHANGES IN UNITS:
Beginning units	4,548	4,864	889,747	836,539	9,789	10,554	582,494	569,456
Units purchased	51	259	198,590	268,957	80	77	131,291	217,218
Units redeemed	(829)	(575)	(211,281)	(215,749)	(813)	(842)	(152,426)	(204,180)

Ending units	3,770	4,548	877,056	889,747	9,056	9,789	561,359	582,494

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FF30S2		FGOS		FGS		FG2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(863)	(301)	(10,830)	(9,917)	(1,797,534)	(1,446,470)	(47,872)	(43,200)
Realized gain (loss) on investments	7,238	12,244	143,623	135,776	13,945,847	10,041,943	259,627	110,933
Change in unrealized gain (loss) on investments	(2,639)	40,245	(25,967)	205,783	4,501,200	38,878,941	18,312	625,912
Reinvested capital gains	6,341	4,559	1,037	553	-	107,541	-	1,659

Net increase (decrease) in contract owners’ equity resulting from operations	10,077	56,747	107,863	332,195	16,649,513	47,581,955	230,067	695,304

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	17,074	15,590	1,952,750	1,972,589	79,331	9,100
Transfers between subaccounts (including fixed account), net (note 3)	-	-	(113,214)	(8,657)	3,582,655	(1,901,725)	(14,044)	38,337
Redemptions (note 2)	(21,416)	(20,052)	(69,114)	(143,584)	(21,330,021)	(20,414,759)	(446,960)	(246,378)
Annuity benefits	(11,130)	(11,330)	-	-	(75,510)	(65,075)	(277)	-
Contract maintenance charges (note 2)	-	-	-	-	(5,644)	(6,142)	-	-
Contingent deferred sales charges (note 2)	-	-	(744)	(1,034)	(16,054)	(21,330)	-	(138)
Adjustments to maintain reserves	(1)	1,056	(130)	455	1,619	(4,653)	(104)	(82)

Net equity transactions	(32,547)	(30,326)	(166,128)	(137,230)	(15,890,205)	(20,441,095)	(382,054)	(199,161)

Net change in contract owners’ equity	(22,470)	26,421	(58,265)	194,965	759,308	27,140,860	(151,987)	496,143
Contract owners’ equity beginning of period	332,291	305,870	1,172,662	977,697	175,019,488	147,878,628	2,672,773	2,176,630

Contract owners’ equity end of period	$309,821	332,291	1,114,397	1,172,662	175,778,796	175,019,488	2,520,786	2,672,773

CHANGES IN UNITS:
Beginning units	21,000	23,093	73,114	83,048	8,522,611	9,695,757	174,860	189,748
Units purchased	204	183	4,533	8,549	959,942	411,907	13,833	8,998
Units redeemed	(2,202)	(2,276)	(14,962)	(18,483)	(1,685,737)	(1,585,053)	(38,256)	(23,886)

Ending units	19,002	21,000	62,685	73,114	7,796,816	8,522,611	150,437	174,860

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FHIS		FHISR		FIGBS		FMCS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$1,620,751	1,802,969	1,020,247	2,529,946	389,470	465,712	(337,135)	(256,586)
Realized gain (loss) on investments	(80,799)	(706,508)	146,216	1,418,908	(52,155)	953,071	2,224,589	3,966,221
Change in unrealized gain (loss) on investments	(1,444,257)	827,598	(650,123)	(1,379,847)	1,543,851	(3,560,836)	(1,085,184)	2,436,914
Reinvested capital gains	-	-	-	-	16,943	553,469	828,181	4,320,151

Net increase (decrease) in contract owners’ equity resulting from operations	95,695	1,924,059	516,340	2,569,007	1,898,109	(1,588,584)	1,630,451	10,466,700

Equity transactions:
Purchase payments received from contract owners (note 3)	73,112	105,863	917,195	879,965	421,328	639,195	645,538	827,904
Transfers between subaccounts (including fixed account), net (note 3)	(1,118,647)	(1,686,559)	(25,341,733)	(7,026,948)	165,718	(6,609,009)	(2,081,123)	(3,217,378)
Redemptions (note 2)	(3,711,688)	(5,680,861)	(3,561,969)	(7,566,503)	(5,707,190)	(7,802,415)	(3,737,003)	(5,256,110)
Annuity benefits	(24,729)	(21,911)	-	-	(72,659)	(82,573)	(491)	(422)
Contract maintenance charges (note 2)	(356)	(352)	(250)	(261)	(1,046)	(1,283)	(919)	(981)
Contingent deferred sales charges (note 2)	(1,269)	(3,270)	(3,095)	(2,653)	(5,321)	(6,878)	(4,443)	(6,787)
Adjustments to maintain reserves	977	230	(454)	(400)	(1,870)	(364)	406	(507)

Net equity transactions	(4,782,600)	(7,286,860)	(27,990,306)	(13,716,800)	(5,201,040)	(13,863,327)	(5,178,035)	(7,654,281)

Net change in contract owners’ equity	(4,686,905)	(5,362,801)	(27,473,966)	(11,147,793)	(3,302,931)	(15,451,911)	(3,547,584)	2,812,419
Contract owners’ equity beginning of period	39,302,495	44,665,296	53,482,489	64,630,282	43,718,821	59,170,732	36,705,697	33,893,278

Contract owners’ equity end of period	$34,615,590	39,302,495	26,008,523	53,482,489	40,415,890	43,718,821	33,158,113	36,705,697

CHANGES IN UNITS:
Beginning units	2,423,871	2,889,322	3,786,746	4,789,971	3,020,099	3,975,975	2,291,393	2,847,168
Units purchased	7,613	12,279	436,697	2,393,328	343,072	347,172	255,909	340,269
Units redeemed	(296,712)	(477,730)	(2,384,680)	(3,396,553)	(695,498)	(1,303,048)	(576,695)	(896,044)

Ending units	2,134,772	2,423,871	1,838,763	3,786,746	2,667,673	3,020,099	1,970,607	2,291,393

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FMC2		FOS		FO2R		FOSR
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(113,597)	(97,633)	15,336	25,808	(19,497)	(18,268)	8,266	34,929
Realized gain (loss) on investments	230,179	17,514	65,714	612,198	(8,365)	(196,854)	(493,030)	(1,774,263)
Change in unrealized gain (loss) on investments	(20,054)	1,065,445	(1,504,376)	3,212,031	(219,363)	848,679	(1,908,825)	8,136,706
Reinvested capital gains	148,339	785,983	3,926	56,022	672	9,597	6,658	95,206

Net increase (decrease) in contract owners’ equity resulting from operations	244,867	1,771,309	(1,419,400)	3,906,059	(246,553)	643,154	(2,386,931)	6,492,578

Equity transactions:
Purchase payments received from contract owners (note 3)	87,677	75,802	13,061	11,725	16,819	29,189	373,600	476,210
Transfers between subaccounts (including fixed account), net (note 3)	(46,893)	(305,082)	(562,043)	(550,556)	18,403	(67,464)	(866,116)	160,563
Redemptions (note 2)	(805,296)	(806,760)	(1,312,458)	(1,666,691)	(513,056)	(510,574)	(3,106,072)	(3,607,610)
Annuity benefits	(94,621)	(87,505)	(7,758)	(8,189)	(527)	(173)	(48,093)	(45,455)
Contract maintenance charges (note 2)	31	-	(76)	(101)	-	-	(690)	(788)
Contingent deferred sales charges (note 2)	-	(64)	(462)	(447)	-	-	(3,784)	(3,354)
Adjustments to maintain reserves	175	6,134	(1,745)	(8,294)	(45)	13	8	(348)

Net equity transactions	(858,927)	(1,117,475)	(1,871,481)	(2,222,553)	(478,406)	(549,009)	(3,651,147)	(3,020,782)

Net change in contract owners’ equity	(614,060)	653,834	(3,290,881)	1,683,506	(724,959)	94,145	(6,038,078)	3,471,796
Contract owners’ equity beginning of period	6,562,981	5,909,147	16,423,815	14,740,309	2,768,984	2,674,839	27,746,859	24,275,063

Contract owners’ equity end of period	$5,948,921	6,562,981	13,132,934	16,423,815	2,044,025	2,768,984	21,708,781	27,746,859

CHANGES IN UNITS:
Beginning units	185,686	225,619	847,048	979,779	160,369	197,646	1,432,190	1,616,873
Units purchased	8,047	4,553	3,487	6,410	6,416	3,051	125,473	179,466
Units redeemed	(34,085)	(44,486)	(105,424)	(139,141)	(36,022)	(40,328)	(323,132)	(364,149)

Ending units	159,648	185,686	745,111	847,048	130,763	160,369	1,234,531	1,432,190

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FVSS		FTVIS2		FTVRD2		FTVSV2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(39,566)	(42,886)	2,416,709	2,963,611	(1,201)	182	(68,975)	21,016
Realized gain (loss) on investments	1,909,394	1,436,260	2,138,423	1,634,511	37,047	40,996	1,032,681	817,425
Change in unrealized gain (loss) on investments	(1,194,380)	1,720,252	(2,600,761)	2,172,379	59	135,314	(2,055,205)	3,074,057
Reinvested capital gains	-	-	-	-	14,351	-	994,098	232,554

Net increase (decrease) in contract owners’ equity resulting from operations	675,448	3,113,626	1,954,371	6,770,501	50,256	176,492	(97,401)	4,145,052

Equity transactions:
Purchase payments received from contract owners (note 3)	74,143	392,143	1,151,448	2,583,568	-	(367)	272,101	645,113
Transfers between subaccounts (including fixed account), net (note 3)	(710,427)	(190,929)	4,492,626	3,341,539	(6,794)	52,299	(1,497,368)	(346,294)
Redemptions (note 2)	(1,366,578)	(2,187,367)	(6,454,523)	(6,164,192)	(29,941)	(57,978)	(1,680,954)	(1,731,544)
Annuity benefits	(14,045)	(14,118)	(62,625)	(61,277)	(58,321)	(61,953)	(27,902)	(28,319)
Contract maintenance charges (note 2)	(395)	(336)	(450)	(379)	-	-	(424)	(485)
Contingent deferred sales charges (note 2)	(1,240)	(2,395)	(3,948)	(3,385)	-	-	(1,214)	(3,246)
Adjustments to maintain reserves	(1,870)	(412)	(404)	(717)	2	1,179	(279)	345

Net equity transactions	(2,020,412)	(2,003,414)	(877,876)	(304,843)	(95,054)	(66,820)	(2,936,040)	(1,464,430)

Net change in contract owners’ equity	(1,344,964)	1,110,212	1,076,495	6,465,658	(44,798)	109,672	(3,033,441)	2,680,622
Contract owners’ equity beginning of period	12,814,988	11,704,776	60,570,180	54,104,522	786,584	676,912	15,162,766	12,482,144

Contract owners’ equity end of period	$11,470,024	12,814,988	61,646,675	60,570,180	741,786	786,584	12,129,325	15,162,766

CHANGES IN UNITS:
Beginning units	579,506	680,153	3,963,678	3,981,931	43,332	47,724	924,905	1,017,605
Units purchased	108,980	114,717	749,665	927,838	655	5,328	63,904	339,858
Units redeemed	(197,946)	(215,364)	(808,749)	(946,091)	(5,820)	(9,720)	(246,862)	(432,558)

Ending units	490,540	579,506	3,904,594	3,963,678	38,167	43,332	741,947	924,905

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FTVDM2		TIF2		FTVGI2		FTVFA2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$37,809	-	108,914	267	1,724,787	-	116,840	546,828
Realized gain (loss) on investments	17,252	-	(73,400)	(448)	(124,626)	-	(107,666)	5,065
Change in unrealized gain (loss) on investments	(336,344)	-	(1,251,657)	5,253	(1,527,397)	-	70,662	(486,192)
Reinvested capital gains	-	-	-	-	-	-	6,021	880,260

Net increase (decrease) in contract owners’ equity resulting from operations	(281,283)	-	(1,216,143)	5,072	72,764	-	85,857	945,961

Equity transactions:
Purchase payments received from contract owners (note 3)	12,004	-	295,874	-	315,664	-	604,074	703,656
Transfers between subaccounts (including fixed account), net (note 3)	5,169,505	-	9,106,855	-	40,336,631	-	1,787,537	1,654,280
Redemptions (note 2)	(491,995)	-	(444,238)	531	(3,355,550)	-	(797,661)	(822,947)
Annuity benefits	(11,607)	-	(11,030)	(2,731)	(15,721)	-	(2,809)	(2,589)
Contract maintenance charges (note 2)	(101)	-	(48)	-	(192)	-	(127)	(78)
Contingent deferred sales charges (note 2)	(181)	-	(134)	-	(1,918)	-	(688)	(282)
Adjustments to maintain reserves	(115)	-	(100)	-	(947)	-	(142)	(120)

Net equity transactions	4,677,510	-	8,947,179	(2,200)	37,277,967	-	1,590,184	1,531,920

Net change in contract owners’ equity	4,396,227	-	7,731,036	2,872	37,350,731	-	1,676,041	2,477,881
Contract owners’ equity beginning of period	-	-	27,781	24,909	-	-	6,061,407	3,583,526

Contract owners’ equity end of period	$4,396,227	-	7,758,817	27,781	37,350,731	-	7,737,448	6,061,407

CHANGES IN UNITS:
Beginning units	-	-	1,399	1,523	-	-	478,758	345,064
Units purchased	634,814	-	1,045,441	38	4,311,254	-	250,655	231,250
Units redeemed	(181,781)	-	(180,158)	(162)	(600,363)	-	(128,011)	(97,556)

Ending units	453,033	-	866,682	1,399	3,710,891	-	601,402	478,758

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	AMTB		AMGP		AMCG		AMTP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$64,627	314,089	(2,971)	(1,856)	(4,719)	(4,857)	(445)	(267)
Realized gain (loss) on investments	(372,606)	(427,766)	3,059	3,197	35,210	15,629	1,102	5,043
Change in unrealized gain (loss) on investments	199,728	710	(21,086)	50,360	(126,998)	64,280	2,749	7,976
Reinvested capital gains	-	-	37,361	10,640	108,557	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(108,251)	(112,967)	16,363	62,341	12,050	75,052	3,406	12,752

Equity transactions:
Purchase payments received from contract owners (note 3)	345,191	317,934	3	26	(8)	(1)	(83)	79
Transfers between subaccounts (including fixed account), net (note 3)	(4,303,774)	10,172,417	(2,584)	(3,005)	(5,773)	(6,487)	(2,176)	703
Redemptions (note 2)	(3,249,707)	(4,521,378)	-	(1,419)	(94,753)	(18,606)	(700)	(23,196)
Annuity benefits	(21,657)	(33,076)	-	-	(1,029)	(925)	-	-
Contract maintenance charges (note 2)	(353)	(417)	(9)	(17)	(33)	(33)	(8)	(12)
Contingent deferred sales charges (note 2)	(734)	(1,845)	-	-	3	1	-	-
Adjustments to maintain reserves	(259)	(354)	(16)	(3)	228	216	(38)	7

Net equity transactions	(7,231,293)	5,933,281	(2,606)	(4,418)	(101,365)	(25,835)	(3,005)	(22,419)

Net change in contract owners’ equity	(7,339,544)	5,820,314	13,757	57,923	(89,315)	49,217	401	(9,667)
Contract owners’ equity beginning of period	26,219,083	20,398,769	231,416	173,493	306,437	257,220	46,229	55,896

Contract owners’ equity end of period	$18,879,539	26,219,083	245,173	231,416	217,122	306,437	46,630	46,229

CHANGES IN UNITS:
Beginning units	2,364,681	1,803,378	12,897	13,209	13,643	14,902	2,653	4,405
Units purchased	289,877	1,664,304	3	2	18	5	13	117
Units redeemed	(951,563)	(1,103,001)	(156)	(314)	(4,876)	(1,264)	(164)	(1,869)

Ending units	1,702,995	2,364,681	12,744	12,897	8,785	13,643	2,502	2,653

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	AMFAS		AMSRS		OVIGS		OVGR
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(22,475)	(18,740)	(77,938)	(36,507)	(1,064)	-	(22,328)	(3,982)
Realized gain (loss) on investments	340,163	75,745	729,024	397,245	(228)	-	136,818	72,661
Change in unrealized gain (loss) on investments	(511,271)	440,541	251,606	2,570,557	(18,781)	-	250,558	694,863
Reinvested capital gains	125,053	-	-	-	2,610	-	81,146	-

Net increase (decrease) in contract owners’ equity resulting from operations	(68,530)	497,546	902,692	2,931,295	(17,463)	-	446,194	763,542

Equity transactions:
Purchase payments received from contract owners (note 3)	70,530	16,141	76,379	167,253	5,106	-	55,931	70,093
Transfers between subaccounts (including fixed account), net (note 3)	61,774	287,496	(803,469)	1,225,765	505,899	-	(44,502)	(56,658)
Redemptions (note 2)	(322,620)	(100,682)	(645,483)	(704,792)	(424)	-	(299,386)	(243,076)
Annuity benefits	(2,184)	(2,031)	(4,571)	(4,105)	-	-	-	-
Contract maintenance charges (note 2)	(14)	(13)	(199)	(224)	-	-	-	1
Contingent deferred sales charges (note 2)	-	(56)	(338)	(643)	-	-	(1,978)	(1,855)
Adjustments to maintain reserves	(109)	(186)	(152)	(231)	(24)	-	353	(717)

Net equity transactions	(192,623)	200,669	(1,377,833)	683,023	510,557	-	(289,582)	(232,212)

Net change in contract owners’ equity	(261,153)	698,215	(475,141)	3,614,318	493,094	-	156,612	531,330
Contract owners’ equity beginning of period	1,737,618	1,039,403	11,318,801	7,704,483	-	-	3,327,091	2,795,761

Contract owners’ equity end of period	$1,476,465	1,737,618	10,843,660	11,318,801	493,094	-	3,483,703	3,327,091

CHANGES IN UNITS:
Beginning units	124,086	102,750	582,312	537,817	-	-	145,166	156,559
Units purchased	110,692	62,819	33,932	151,978	55,106	-	4,116	6,025
Units redeemed	(132,912)	(41,483)	(106,644)	(107,483)	(557)	-	(16,226)	(17,418)

Ending units	101,866	124,086	509,600	582,312	54,549	-	133,056	145,166

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	OVGS		OVGSS		OVGI		OVGIS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$246,353	106,760	(13,319)	(9,845)	(277,980)	29,008	(29,981)	(22,811)
Realized gain (loss) on investments	2,805,807	1,137,024	44,154	23,764	6,118,417	8,882,240	115,560	117,620
Change in unrealized gain (loss) on investments	(7,114,580)	9,755,721	(89,105)	312,060	1,183,607	16,708,450	73,617	555,850
Reinvested capital gains	5,725,545	-	65,235	-	2,026,398	-	52,018	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,663,125	10,999,505	6,965	325,979	9,050,442	25,619,698	211,214	650,659

Equity transactions:
Purchase payments received from contract owners (note 3)	818,733	40,401	-	-	1,025,059	1,271,430	43,373	8,108
Transfers between subaccounts (including fixed account), net (note 3)	78,182,131	(1,472,387)	(3,475)	-	(2,080,864)	(2,531,823)	(6,938)	(75,513)
Redemptions (note 2)	(12,002,324)	(5,984,352)	(244,879)	(223,405)	(11,688,021)	(13,229,460)	(302,343)	(355,365)
Annuity benefits	(65,403)	(35,724)	(3,911)	(3,572)	(55,036)	(49,159)	-	-
Contract maintenance charges (note 2)	(1,682)	(436)	-	-	(1,971)	(2,034)	-	-
Contingent deferred sales charges (note 2)	(6,587)	(2,284)	-	-	(11,219)	(14,609)	-	(19)
Adjustments to maintain reserves	10,688	(794)	(34)	(84)	(1,621)	(457)	(42)	(57)

Net equity transactions	66,935,556	(7,455,576)	(252,299)	(227,061)	(12,813,673)	(14,556,112)	(265,950)	(422,846)

Net change in contract owners’ equity	68,598,681	3,543,929	(245,334)	98,918	(3,763,231)	11,063,586	(54,736)	227,813
Contract owners’ equity beginning of period	49,694,522	46,150,593	1,527,176	1,428,258	102,715,982	91,652,396	2,676,545	2,448,732

Contract owners’ equity end of period	$118,293,203	49,694,522	1,281,842	1,527,176	98,952,751	102,715,982	2,621,809	2,676,545

CHANGES IN UNITS:
Beginning units	2,608,469	3,050,182	73,423	85,619	5,261,993	6,117,718	166,445	197,383
Units purchased	4,433,718	32,276	166	1	128,800	704,133	4,188	1,425
Units redeemed	(874,100)	(473,989)	(12,063)	(12,197)	(761,426)	(1,559,858)	(20,760)	(32,363)

Ending units	6,168,087	2,608,469	61,526	73,423	4,629,367	5,261,993	149,873	166,445

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	OVSC		OVSCS		OVAG		OVSB
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(22,425)	(27,510)	(1,065)	(998)	(652,414)	(636,008)	161,389	168,897
Realized gain (loss) on investments	315,082	3,930,184	5,402	12,309	4,684,749	7,131,365	(108,643)	(16,598)
Change in unrealized gain (loss) on investments	(813,854)	275,807	(11,984)	42,751	(1,588,935)	10,475,353	34,676	(249,380)
Reinvested capital gains	1,604,321	134,297	24,235	1,986	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,083,124	4,312,778	16,588	56,048	2,443,400	16,970,710	87,422	(97,081)

Equity transactions:
Purchase payments received from contract owners (note 3)	377,136	508,170	3	-	714,803	1,057,408	59,597	159,189
Transfers between subaccounts (including fixed account), net (note 3)	5,954	(4,628,088)	(112)	(6,011)	(990,426)	(1,626,986)	497,400	3,713,661
Redemptions (note 2)	(933,934)	(1,114,604)	(3,591)	(32,526)	(7,626,556)	(7,240,053)	(485,772)	(375,186)
Annuity benefits	(1,676)	(140)	(11,182)	(10,031)	(3,312)	(2,769)	-	-
Contract maintenance charges (note 2)	(181)	(182)	-	-	(2,777)	(3,156)	(30)	(23)
Contingent deferred sales charges (note 2)	(595)	(1,283)	-	-	(7,936)	(11,332)	(916)	(384)
Adjustments to maintain reserves	(340)	(318)	1	2	(531)	(567)	(104)	(117)

Net equity transactions	(553,636)	(5,236,445)	(14,881)	(48,566)	(7,916,735)	(7,827,455)	70,175	3,497,140

Net change in contract owners’ equity	529,488	(923,667)	1,707	7,482	(5,473,335)	9,143,255	157,597	3,400,059
Contract owners’ equity beginning of period	10,864,766	11,788,433	174,347	166,865	62,595,260	53,452,005	4,676,428	1,276,369

Contract owners’ equity end of period	$11,394,254	10,864,766	176,054	174,347	57,121,925	62,595,260	4,834,025	4,676,428

CHANGES IN UNITS:
Beginning units	693,994	1,043,075	7,696	10,228	3,051,357	3,506,895	466,186	125,636
Units purchased	251,673	874,046	103	93	260,388	564,348	167,410	517,062
Units redeemed	(289,188)	(1,223,127)	(751)	(2,625)	(650,864)	(1,019,886)	(159,471)	(176,512)

Ending units	656,479	693,994	7,048	7,696	2,660,881	3,051,357	474,125	466,186

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	OVSBS		PMVAAD		PMVFAD		PMVLAD
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$62,452	93,955	241,384	196,531	40,375	32,680	(50,832)	82,658
Realized gain (loss) on investments	10,541	55,621	(23,114)	(26,737)	(230,691)	(192,017)	160,222	247,999
Change in unrealized gain (loss) on investments	(49,594)	(218,874)	(258,476)	(260,045)	154,451	(497,366)	(228,770)	(1,007,975)
Reinvested capital gains	-	-	-	-	12,054	51,633	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	23,399	(69,298)	(40,206)	(90,251)	(23,811)	(605,070)	(119,380)	(677,318)

Equity transactions:
Purchase payments received from contract owners (note 3)	4,688	15,354	471,468	1,877,256	32,556	114,605	476,083	1,422,052
Transfers between subaccounts (including fixed account), net (note 3)	14,653	144,224	633,453	752,448	(680,222)	(1,108,779)	(2,018,621)	3,217,412
Redemptions (note 2)	(310,962)	(511,183)	(606,996)	(711,856)	(369,733)	(969,360)	(4,446,713)	(7,276,998)
Annuity benefits	(2,697)	(2,606)	-	-	-	-	(29,722)	(31,497)
Contract maintenance charges (note 2)	-	-	(54)	(40)	(31)	(32)	(276)	(271)
Contingent deferred sales charges (note 2)	-	(39)	(243)	(508)	(114)	(50)	(3,200)	(3,092)
Adjustments to maintain reserves	(43)	(46)	(128)	(139)	(85)	(47)	(960)	821

Net equity transactions	(294,361)	(354,296)	497,500	1,917,161	(1,017,629)	(1,963,663)	(6,023,409)	(2,671,573)

Net change in contract owners’ equity	(270,962)	(423,594)	457,294	1,826,910	(1,041,440)	(2,568,733)	(6,142,789)	(3,348,891)
Contract owners’ equity beginning of period	3,058,133	3,481,727	5,501,980	3,675,070	5,135,100	7,703,833	39,180,224	42,529,115

Contract owners’ equity end of period	$2,787,171	3,058,133	5,959,274	5,501,980	4,093,660	5,135,100	33,037,435	39,180,224

CHANGES IN UNITS:
Beginning units	178,348	199,380	522,258	345,476	423,279	586,111	3,315,426	3,531,011
Units purchased	3,204	12,751	179,554	479,809	56,120	92,092	706,869	1,519,915
Units redeemed	(20,131)	(33,783)	(132,502)	(303,027)	(139,026)	(254,924)	(1,216,654)	(1,735,500)

Ending units	161,421	178,348	569,310	522,258	340,373	423,279	2,805,641	3,315,426

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	PMVRRA		PMVTRA		PMVTRD		PMVEBD
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$2,753	5,270	16,216	23,508	149,393	180,517	5,140	-
Realized gain (loss) on investments	(14,704)	(12,831)	414	(1,276)	(157,929)	51,706	(15,781)	-
Change in unrealized gain (loss) on investments	31,323	(109,023)	31,521	(120,610)	504,032	(1,012,512)	(12,760)	-
Reinvested capital gains	-	7,737	-	15,024	-	152,985	5,298	-

Net increase (decrease) in contract owners’ equity resulting from operations	19,372	(108,847)	48,151	(83,354)	495,496	(627,304)	(18,103)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	22,924	35,079	36,715	117,295	441,679	1,692,861	5,810	-
Transfers between subaccounts (including fixed account), net (note 3)	4,156	(57,440)	49,864	(859,043)	(2,512,698)	2,519,120	200,098	-
Redemptions (note 2)	(118,082)	(152,399)	(245,211)	(474,587)	(2,240,763)	(2,919,854)	(35,140)	-
Annuity benefits	-	-	-	-	(1,852)	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(215)	(180)	-	-
Contingent deferred sales charges (note 2)	(552)	(665)	(438)	(1,139)	(2,427)	(1,866)	(49)	-
Adjustments to maintain reserves	129	147	113	380	(1,080)	734	(31)	-

Net equity transactions	(91,425)	(175,278)	(158,957)	(1,217,094)	(4,317,356)	1,290,815	170,688	-

Net change in contract owners’ equity	(72,053)	(284,125)	(110,806)	(1,300,448)	(3,821,860)	663,511	152,585	-
Contract owners’ equity beginning of period	917,457	1,201,582	1,546,318	2,846,766	17,516,266	16,852,755	-	-

Contract owners’ equity end of period	$845,404	917,457	1,435,512	1,546,318	13,694,406	17,516,266	152,585	-

CHANGES IN UNITS:
Beginning units	67,335	79,167	103,230	184,087	1,666,977	1,553,315	-	-
Units purchased	6,409	17,408	19,894	41,132	301,394	891,707	66,889	-
Units redeemed	(12,879)	(29,240)	(30,185)	(121,989)	(705,649)	(778,045)	(51,177)	-

Ending units	60,865	67,335	92,939	103,230	1,262,722	1,666,977	15,712	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	PVGIB		ACEG2		ACC2		ACEG
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$11	51	(41,454)	(31,456)	(42,234)	(24,074)	(401)	(361)
Realized gain (loss) on investments	43	(322)	628,390	276,390	402,412	188,821	10,552	743
Change in unrealized gain (loss) on investments	1,217	3,890	(426,426)	455,043	26,699	1,527,550	(7,732)	16,677
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,271	3,619	160,510	699,977	386,877	1,692,297	2,419	17,059

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	46,028	108,061	59,162	82,001	653	738
Transfers between subaccounts (including fixed account), net (note 3)	-	-	(951,337)	754,767	(224,995)	(130,145)	(1,050)	185
Redemptions (note 2)	(1,185)	(1,039)	(295,101)	(312,203)	(1,295,878)	(1,014,912)	(34,943)	(3,697)
Annuity benefits	-	-	(716)	(1,197)	(7,342)	(6,105)	-	-
Contract maintenance charges (note 2)	-	-	(14)	(11)	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(52)	(154)	(172)	(227)	(25)	-
Adjustments to maintain reserves	1	-	(144)	512	(567)	(84)	5	(34)

Net equity transactions	(1,184)	(1,039)	(1,201,336)	549,775	(1,469,792)	(1,069,472)	(35,360)	(2,808)

Net change in contract owners’ equity	87	2,580	(1,040,826)	1,249,752	(1,082,915)	622,825	(32,941)	14,251
Contract owners’ equity beginning of period	13,573	10,993	3,291,123	2,041,371	6,213,755	5,590,930	59,050	44,799

Contract owners’ equity end of period	$13,660	13,573	2,250,297	3,291,123	5,130,840	6,213,755	26,109	59,050

CHANGES IN UNITS:
Beginning units	808	877	228,562	188,672	343,323	412,036	4,408	4,630
Units purchased	14	13	104,506	115,962	4,831	14,582	48	168
Units redeemed	(78)	(82)	(190,235)	(76,072)	(83,436)	(83,295)	(2,639)	(390)

Ending units	744	808	142,833	228,562	264,718	343,323	1,817	4,408

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	AVGI		AVCE2		IVKEI1		IVHS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(319)	(62)	(7,764)	(4,092)	1,910	2,112	(4,043)	(980)
Realized gain (loss) on investments	14,505	5,315	66,686	61,512	1,708	25,980	20,597	21,546
Change in unrealized gain (loss) on investments	(11,529)	9,485	(26,555)	86,337	4,937	42,836	31,449	61,948
Reinvested capital gains	180	-	2,653	-	16,360	-	13,827	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,837	14,738	35,020	143,757	24,915	70,928	61,830	82,514

Equity transactions:
Purchase payments received from contract owners (note 3)	172	163	3,204	-	533	531	15,817	12,278
Transfers between subaccounts (including fixed account), net (note 3)	-	-	(14,111)	5,031	35	174,588	83,231	77,434
Redemptions (note 2)	(42,395)	(20,286)	(87,716)	(116,210)	(4,060)	(161,752)	(29,574)	(32,780)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	(61)	(119)
Adjustments to maintain reserves	1	(4)	(4)	(35)	(14)	(45)	(125)	(21)

Net equity transactions	(42,222)	(20,127)	(98,627)	(111,214)	(3,506)	13,322	69,288	56,792

Net change in contract owners’ equity	(39,385)	(5,389)	(63,607)	32,543	21,409	84,250	131,118	139,306
Contract owners’ equity beginning of period	59,276	64,665	616,753	584,210	325,654	241,404	315,457	176,151

Contract owners’ equity end of period	$19,891	59,276	553,146	616,753	347,063	325,654	446,575	315,457

CHANGES IN UNITS:
Beginning units	3,228	4,438	42,811	51,171	25,948	23,707	16,890	13,126
Units purchased	9	10	2,775	1,143	44	15,796	6,434	7,449
Units redeemed	(2,251)	(1,220)	(9,293)	(9,503)	(318)	(13,555)	(3,123)	(3,685)

Ending units	986	3,228	36,293	42,811	25,674	25,948	20,201	16,890

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	IVRE		VYDS		ROCMC		RVARS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$1,406	6,987	(9,319)	(18,558)	(6,763)	(5,064)	(4,271)	(1,350)
Realized gain (loss) on investments	8,828	26,007	55,881	(44,728)	49,208	132,883	120	176
Change in unrealized gain (loss) on investments	24,268	(29,046)	241,167	1,035,739	(117,198)	(11,308)	21,080	646
Reinvested capital gains	-	-	-	-	44,129	17,926	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	34,502	3,948	287,729	972,453	(30,624)	134,437	16,929	(528)

Equity transactions:
Purchase payments received from contract owners (note 3)	9,244	17,149	62,196	6,081	12,493	22,651	11,604	75,559
Transfers between subaccounts (including fixed account), net (note 3)	5,790	(76,272)	(141,013)	(32,923)	(43,888)	(80,706)	294,256	183,137
Redemptions (note 2)	(25,154)	(51,645)	(665,863)	(344,318)	(84,433)	(164,803)	(20,539)	(25,760)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(133)	(164)	-	(58)	(367)	(597)	(124)	-
Adjustments to maintain reserves	19	58	(21)	(83)	112	(42)	(103)	(22)

Net equity transactions	(10,234)	(110,874)	(744,701)	(371,301)	(116,083)	(223,497)	285,094	232,914

Net change in contract owners’ equity	24,268	(106,926)	(456,972)	601,152	(146,707)	(89,060)	302,023	232,386
Contract owners’ equity beginning of period	271,759	378,685	3,768,623	3,167,471	706,555	795,615	232,386	-

Contract owners’ equity end of period	$296,027	271,759	3,311,651	3,768,623	559,848	706,555	534,409	232,386

CHANGES IN UNITS:
Beginning units	23,003	32,559	223,117	248,424	50,157	67,539	23,432	-
Units purchased	3,735	10,026	4,171	476	2,583	4,652	33,898	42,891
Units redeemed	(4,619)	(19,582)	(47,251)	(25,783)	(11,057)	(22,034)	(5,266)	(19,459)

Ending units	22,119	23,003	180,037	223,117	41,683	50,157	52,064	23,432

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	SBLD		SBLJ		SBLN		SBLO
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(2,788)	(2,190)	(1,778)	(1,640)	(2,889)	(2,783)	(3,994)	(3,766)
Realized gain (loss) on investments	12,550	1,232	12,896	10,152	17,636	6,187	5,342	15,978
Change in unrealized gain (loss) on investments	(1,143)	33,087	6,895	28,155	(2,815)	25,766	20,642	79,092
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	8,619	32,129	18,013	36,667	11,932	29,170	21,990	91,304

Equity transactions:
Purchase payments received from contract owners (note 3)	6,014	6,021	3,517	3,738	2,185	4,377	2,504	3,324
Transfers between subaccounts (including fixed account), net (note 3)	31,794	17,338	(7,031)	7,792	25,764	74,476	743	(8,658)
Redemptions (note 2)	(17,734)	(1,061)	(10,546)	(18,176)	(27,686)	(14,093)	(14,820)	(10,383)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(15)	(15)	-	-
Contingent deferred sales charges (note 2)	(79)	(55)	(71)	(48)	(80)	(28)	(88)	(34)
Adjustments to maintain reserves	(21)	(1)	(34)	(32)	56	(22)	(116)	(126)

Net equity transactions	19,974	22,242	(14,165)	(6,726)	224	64,695	(11,777)	(15,877)

Net change in contract owners’ equity	28,593	54,371	3,848	29,941	12,156	93,865	10,213	75,427
Contract owners’ equity beginning of period	225,180	170,809	158,422	128,481	279,378	185,513	353,805	278,378

Contract owners’ equity end of period	$253,773	225,180	162,270	158,422	291,534	279,378	364,018	353,805

CHANGES IN UNITS:
Beginning units	19,296	17,262	11,982	12,558	19,651	14,756	23,292	24,139
Units purchased	3,641	2,264	1,471	1,750	6,578	7,061	291	3,543
Units redeemed	(1,987)	(230)	(2,472)	(2,326)	(6,800)	(2,166)	(1,057)	(4,390)

Ending units	20,950	19,296	10,981	11,982	19,429	19,651	22,526	23,292

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	SBLP		SBLQ		SBLV		SBLX
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(3,148)	(4,236)	(9,552)	(10,599)	(23,275)	(25,899)	(2,201)	(1,607)
Realized gain (loss) on investments	16,503	45,420	75,940	115,668	242,666	324,944	21,446	842
Change in unrealized gain (loss) on investments	(9,187)	(19,230)	(89,416)	173,189	(226,083)	332,409	(7,571)	48,552
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,168	21,954	(23,028)	278,258	(6,692)	631,454	11,674	47,787

Equity transactions:
Purchase payments received from contract owners (note 3)	7,026	9,877	15,422	26,068	56,083	63,154	2,855	2,021
Transfers between subaccounts (including fixed account), net (note 3)	(6,870)	(168,784)	3,212	(39,083)	(91,092)	(248,508)	(1,621)	85,130
Redemptions (note 2)	(20,699)	(49,179)	(132,344)	(174,058)	(249,723)	(355,900)	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(51)	(222)	(516)	(651)	(936)	(1,574)	(20)	(24)
Adjustments to maintain reserves	(35)	66	88	(352)	18	(70)	(1)	9

Net equity transactions	(20,629)	(208,242)	(114,138)	(188,076)	(285,650)	(542,898)	1,213	87,136

Net change in contract owners’ equity	(16,461)	(186,288)	(137,166)	90,182	(292,342)	88,556	12,887	134,923
Contract owners’ equity beginning of period	294,991	481,279	948,789	858,607	2,262,464	2,173,908	227,078	92,155

Contract owners’ equity end of period	$278,530	294,991	811,623	948,789	1,970,122	2,262,464	239,965	227,078

CHANGES IN UNITS:
Beginning units	17,128	29,664	47,503	58,150	127,816	161,868	15,693	8,905
Units purchased	4,461	6,062	7,326	11,097	8,818	15,824	4,476	6,956
Units redeemed	(5,629)	(18,598)	(13,168)	(21,744)	(25,073)	(49,876)	(4,757)	(168)

Ending units	15,960	17,128	41,661	47,503	111,561	127,816	15,412	15,693

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	SBLY		TRHS2		VWHAS		VWEM
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(414)	(353)	(536,795)	(386,737)	(59,085)	(20,997)	(145,835)	156,473
Realized gain (loss) on investments	4,710	516	5,800,632	4,756,167	77,817	(10,843)	538,515	1,942,458
Change in unrealized gain (loss) on investments	613	7,454	3,099,814	7,138,096	(1,257,235)	275,794	(3,705,511)	836,691
Reinvested capital gains	-	-	4,080,536	1,749,813	-	78,233	2,941,343	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,909	7,617	12,444,187	13,257,339	(1,238,503)	322,187	(371,488)	2,935,622

Equity transactions:
Purchase payments received from contract owners (note 3)	2,016	1,973	1,266,316	2,021,920	283,780	452,582	349,259	220,641
Transfers between subaccounts (including fixed account), net (note 3)	(12,641)	(532)	4,467,865	15,862,457	1,457,051	493,447	(1,229,714)	(4,074,620)
Redemptions (note 2)	-	-	(4,445,804)	(9,173,042)	(595,615)	(493,202)	(2,660,618)	(3,807,429)
Annuity benefits	-	-	(14,019)	(10,536)	(461)	(337)	(184)	(180)
Contract maintenance charges (note 2)	-	-	(635)	(372)	(104)	(91)	(277)	(320)
Contingent deferred sales charges (note 2)	-	-	(2,176)	(4,079)	(1,270)	(606)	(4,188)	(2,850)
Adjustments to maintain reserves	(16)	(7)	(391)	(358)	(2,952)	476,188	(180)	(398)

Net equity transactions	(10,641)	1,434	1,271,156	8,695,990	1,140,429	927,981	(3,545,902)	(7,665,156)

Net change in contract owners’ equity	(5,732)	9,051	13,715,343	21,953,329	(98,074)	1,250,168	(3,917,390)	(4,729,534)
Contract owners’ equity beginning of period	37,391	28,340	43,630,584	21,677,255	4,406,963	3,156,795	26,045,298	30,774,832

Contract owners’ equity end of period	$31,659	37,391	57,345,927	43,630,584	4,308,889	4,406,963	22,127,908	26,045,298

CHANGES IN UNITS:
Beginning units	2,998	2,881	1,957,164	1,447,320	418,215	327,050	703,220	905,469
Units purchased	283	1,025	865,545	1,454,308	426,564	376,345	99,338	123,264
Units redeemed	(1,049)	(908)	(840,552)	(944,464)	(332,302)	(285,180)	(205,794)	(325,513)

Ending units	2,232	2,998	1,982,157	1,957,164	512,477	418,215	596,764	703,220

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	VWHA		WRASP		WRBP		WRBDP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(234,133)	(95,718)	(1,048,482)	301,217	(91,184)	161,796	1,789,703	1,994,216
Realized gain (loss) on investments	197,369	(227,569)	3,723,545	6,991,178	1,762,423	1,962,868	150,466	1,592,428
Change in unrealized gain (loss) on investments	(4,148,147)	2,103,275	(34,879,366)	29,950,156	(2,811,930)	3,573,471	(1,817,817)	(7,677,960)
Reinvested capital gains	-	603,793	21,525,900	-	4,285,522	4,029,241	1,999,026	1,379,661

Net increase (decrease) in contract owners’ equity resulting from operations	(4,184,911)	2,383,781	(10,678,403)	37,242,551	3,144,831	9,727,376	2,121,378	(2,711,655)

Equity transactions:
Purchase payments received from contract owners (note 3)	21,971	44,454	2,082,876	3,179,888	903,772	672,028	813,114	588,700
Transfers between subaccounts (including fixed account), net (note 3)	(2,432,363)	(5,132,990)	(5,921,602)	(2,516,933)	2,011,073	2,419,136	(813,610)	(6,423,787)
Redemptions (note 2)	(2,273,045)	(3,942,615)	(22,337,762)	(26,553,009)	(5,903,835)	(7,234,827)	(8,564,765)	(14,304,526)
Annuity benefits	(9,515)	(8,315)	(33,999)	(35,990)	(10,565)	(10,290)	(8,660)	(9,865)
Contract maintenance charges (note 2)	(219)	(112)	(482)	(444)	-	-	-	-
Contingent deferred sales charges (note 2)	(2,196)	(3,150)	(12,778)	(14,363)	(1,821)	(2,474)	(1,436)	(5,126)
Adjustments to maintain reserves	2,867	(2,693)	(348)	331	65	301	205	155

Net equity transactions	(4,692,500)	(9,045,421)	(26,224,095)	(25,940,520)	(3,001,311)	(4,156,126)	(8,575,152)	(20,154,449)

Net change in contract owners’ equity	(8,877,411)	(6,661,640)	(36,902,498)	11,302,031	143,520	5,571,250	(6,453,774)	(22,866,104)
Contract owners’ equity beginning of period	25,500,430	32,162,070	182,648,683	171,346,652	51,097,735	45,526,485	69,856,513	92,722,617

Contract owners’ equity end of period	$16,623,019	25,500,430	145,746,185	182,648,683	51,241,255	51,097,735	63,402,739	69,856,513

CHANGES IN UNITS:
Beginning units	656,630	900,815	5,765,187	6,695,505	2,598,391	2,832,072	4,392,785	5,653,755
Units purchased	1,271	3,481	264,254	513,540	270,228	311,690	300,990	451,767
Units redeemed	(125,631)	(247,666)	(1,119,693)	(1,443,858)	(420,972)	(545,371)	(829,308)	(1,712,737)

Ending units	532,270	656,630	4,909,748	5,765,187	2,447,647	2,598,391	3,864,467	4,392,785

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	WRCEP		WRDIV		WRENG		WRGBP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(709,863)	(631,360)	7,977	81,888	(77,915)	(72,057)	48,278	(35,074)
Realized gain (loss) on investments	5,823,507	6,479,325	407,868	322,103	510,057	837,540	28,414	12,753
Change in unrealized gain (loss) on investments	(11,823,796)	16,243,237	(343,860)	3,310,088	(1,405,981)	695,989	(129,645)	44,584
Reinvested capital gains	16,075,448	8,934,536	1,285,513	358,298	220,856	21,800	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	9,365,296	31,025,738	1,357,498	4,072,377	(752,983)	1,483,272	(52,953)	22,263

Equity transactions:
Purchase payments received from contract owners (note 3)	1,556,141	1,037,496	87,100	188,016	65,017	126,353	32,877	67,499
Transfers between subaccounts (including fixed account), net (note 3)	(1,039,537)	84,140	(331,964)	(587,476)	823,227	(450,327)	1,127,262	1,688,804
Redemptions (note 2)	(15,629,679)	(17,412,383)	(2,295,396)	(2,211,330)	(1,131,504)	(1,023,408)	(334,632)	(607,387)
Annuity benefits	(12,857)	(12,454)	(620)	(547)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(4,789)	(7,017)	(2,743)	(1,025)	(1,774)	(700)	(69)	-
Adjustments to maintain reserves	374	385	5	31	(54)	(96)	(32)	(51)

Net equity transactions	(15,130,347)	(16,309,833)	(2,543,618)	(2,612,331)	(245,088)	(1,348,178)	825,406	1,148,865

Net change in contract owners’ equity	(5,765,051)	14,715,905	(1,186,120)	1,460,046	(998,071)	135,094	772,453	1,171,128
Contract owners’ equity beginning of period	118,913,991	104,198,086	17,280,668	15,820,622	6,583,998	6,448,904	3,851,854	2,680,726

Contract owners’ equity end of period	$113,148,940	118,913,991	16,094,548	17,280,668	5,585,927	6,583,998	4,624,307	3,851,854

CHANGES IN UNITS:
Beginning units	6,849,960	7,924,937	932,175	1,093,997	469,042	580,041	368,482	258,003
Units purchased	305,965	431,845	65,561	94,661	119,335	100,019	148,880	201,271
Units redeemed	(1,150,586)	(1,506,822)	(199,188)	(256,483)	(138,587)	(211,018)	(70,834)	(90,792)

Ending units	6,005,339	6,849,960	798,548	932,175	449,790	469,042	446,528	368,482

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	WRGNR		WRGP		WRHIP		WRIP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(137,805)	(167,995)	(785,192)	(736,860)	3,394,577	3,293,489	278,606	(61,494)
Realized gain (loss) on investments	852,307	2,222,315	6,138,572	7,284,206	6,506,002	2,286,006	(510,668)	668,471
Change in unrealized gain (loss) on investments	(2,204,441)	(1,072,903)	(14,381,211)	17,647,588	(9,644,270)	2,031,391	(2,136,452)	3,597,753
Reinvested capital gains	-	-	20,154,960	8,346,850	660,509	-	2,373,312	564,558

Net increase (decrease) in contract owners’ equity resulting from operations	(1,489,939)	981,417	11,127,129	32,541,784	916,818	7,610,886	4,798	4,769,288

Equity transactions:
Purchase payments received from contract owners (note 3)	118,124	137,663	1,091,278	881,921	1,455,486	1,824,624	234,678	166,852
Transfers between subaccounts (including fixed account), net (note 3)	(380,934)	(2,518,137)	(2,129,373)	(3,160,818)	(868,951)	12,122,305	(165,253)	(345,570)
Redemptions (note 2)	(1,925,004)	(2,978,120)	(15,073,131)	(18,303,190)	(12,071,238)	(13,496,703)	(4,125,517)	(6,016,092)
Annuity benefits	(612)	(594)	(8,060)	(10,492)	(11,434)	(21,200)	(1,066)	(4,021)
Contract maintenance charges (note 2)	-	-	-	-	(124)	(102)	-	-
Contingent deferred sales charges (note 2)	(1,656)	(1,614)	(7,084)	(6,468)	(5,281)	(6,168)	(719)	(2,533)
Adjustments to maintain reserves	(99)	(85)	155	129	562	(4,427)	(64)	(21)

Net equity transactions	(2,190,181)	(5,360,887)	(16,126,215)	(20,598,918)	(11,500,980)	418,329	(4,057,941)	(6,201,385)

Net change in contract owners’ equity	(3,680,120)	(4,379,470)	(4,999,086)	11,942,866	(10,584,162)	8,029,215	(4,053,143)	(1,432,097)
Contract owners’ equity beginning of period	13,177,836	17,557,306	115,598,703	103,655,837	90,229,194	82,199,979	28,951,372	30,383,469

Contract owners’ equity end of period	$9,497,716	13,177,836	110,599,617	115,598,703	79,645,032	90,229,194	24,898,229	28,951,372

CHANGES IN UNITS:
Beginning units	965,476	1,371,424	7,313,103	8,850,476	3,444,773	3,437,628	1,937,503	2,396,608
Units purchased	68,430	61,017	235,330	236,116	657,244	1,045,726	66,016	132,951
Units redeemed	(225,072)	(466,965)	(1,223,240)	(1,773,489)	(1,082,696)	(1,038,581)	(333,809)	(592,056)

Ending units	808,834	965,476	6,325,193	7,313,103	3,019,321	3,444,773	1,669,710	1,937,503

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	WRI2P		WRLTBP		WRMIC		WRMCG
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$170,024	65,962	(31,722)	(58,877)	(51,040)	(48,810)	(186,544)	(177,407)
Realized gain (loss) on investments	423,074	(835,297)	(65,633)	(135,404)	555,012	667,266	1,102,531	2,170,982
Change in unrealized gain (loss) on investments	(1,458,622)	3,250,490	78,732	104,458	(1,340,492)	1,166,865	(867,135)	1,418,729
Reinvested capital gains	935,211	-	7,106	5,437	647,516	177,931	1,025,211	511,647

Net increase (decrease) in contract owners’ equity resulting from operations	69,687	2,481,155	(11,517)	(84,386)	(189,004)	1,963,252	1,074,063	3,923,951

Equity transactions:
Purchase payments received from contract owners (note 3)	156,797	137,375	55,000	36,813	11,752	12,066	489,841	625,225
Transfers between subaccounts (including fixed account), net (note 3)	302,930	(260,015)	540,683	2,354,774	(355,484)	329,348	536,688	920,961
Redemptions (note 2)	(1,580,276)	(2,163,582)	(588,764)	(2,176,107)	(718,391)	(781,350)	(2,284,319)	(2,890,547)
Annuity benefits	(1,255)	(7,448)	-	-	-	(4,353)	(1,062)	(261)
Contract maintenance charges (note 2)	-	-	-	-	-	-	(40)	(21)
Contingent deferred sales charges (note 2)	(296)	(1,416)	-	(720)	(2,205)	(774)	(2,414)	(906)
Adjustments to maintain reserves	54	95	(66)	(25)	(74)	(45)	(121)	(570)

Net equity transactions	(1,122,046)	(2,294,991)	6,853	214,735	(1,064,402)	(445,108)	(1,261,427)	(1,346,119)

Net change in contract owners’ equity	(1,052,359)	186,164	(4,664)	130,349	(1,253,406)	1,518,144	(187,364)	2,577,832
Contract owners’ equity beginning of period	12,082,449	11,896,285	5,251,273	5,120,924	5,302,156	3,784,012	16,825,707	14,247,875

Contract owners’ equity end of period	$11,030,090	12,082,449	5,246,609	5,251,273	4,048,750	5,302,156	16,638,343	16,825,707

CHANGES IN UNITS:
Beginning units	641,781	780,139	515,731	494,224	214,062	237,238	734,887	799,639
Units purchased	64,919	70,197	125,270	413,779	17,349	40,175	97,368	249,385
Units redeemed	(123,147)	(208,555)	(125,319)	(392,272)	(63,201)	(63,351)	(151,571)	(314,137)

Ending units	583,553	641,781	515,682	515,731	168,210	214,062	680,684	734,887

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	WRMMP		WRRESP		WRSTP		WRSCP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(170,141)	(183,089)	(5,584)	2,115	(862,683)	(806,619)	(536,775)	(552,994)
Realized gain (loss) on investments	-	-	502,765	265,574	3,922,285	3,669,486	1,213,750	2,239,499
Change in unrealized gain (loss) on investments	-	-	947,694	(235,956)	(8,068,684)	24,696,450	(6,477,064)	15,735,873
Reinvested capital gains	-	-	447,950	-	6,367,733	4,284,287	5,893,168	-

Net increase (decrease) in contract owners’ equity resulting from operations	(170,141)	(183,089)	1,892,825	31,733	1,358,651	31,843,604	93,079	17,422,378

Equity transactions:
Purchase payments received from contract owners (note 3)	6,172,830	4,654,709	74,046	127,907	839,491	1,192,542	487,937	442,075
Transfers between subaccounts (including fixed account), net (note 3)	6,147,330	11,741,480	364,969	115,937	(1,762,624)	(760,589)	(1,226,692)	(1,427,433)
Redemptions (note 2)	(14,137,605)	(19,054,770)	(796,516)	(1,462,872)	(10,556,409)	(13,142,104)	(6,309,731)	(9,323,287)
Annuity benefits	(8,304)	(12,455)	(2,204)	(5,983)	(2,867)	(2,346)	(1,239)	(1,103)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(702)	(1,754)	(239)	(1,014)	(5,763)	(5,302)	(3,522)	(4,330)
Adjustments to maintain reserves	(2,275)	839	26	(6)	879	844	27	(34)

Net equity transactions	(1,828,726)	(2,671,951)	(359,918)	(1,226,031)	(11,487,293)	(12,716,955)	(7,053,220)	(10,314,112)

Net change in contract owners’ equity	(1,998,867)	(2,855,040)	1,532,907	(1,194,298)	(10,128,642)	19,126,649	(6,960,141)	7,108,266
Contract owners’ equity beginning of period	16,618,508	19,473,548	6,800,604	7,994,902	83,445,689	64,319,040	53,393,528	46,285,262

Contract owners’ equity end of period	$14,619,641	16,618,508	8,333,511	6,800,604	73,317,047	83,445,689	46,433,387	53,393,528

CHANGES IN UNITS:
Beginning units	1,555,209	1,805,265	393,521	462,722	3,080,205	3,672,810	2,683,021	3,296,538
Units purchased	1,764,703	2,258,816	61,183	80,197	124,606	270,162	87,040	132,802
Units redeemed	(1,942,000)	(2,508,872)	(80,288)	(149,398)	(545,359)	(862,767)	(448,315)	(746,319)

Ending units	1,377,912	1,555,209	374,416	393,521	2,659,452	3,080,205	2,321,746	2,683,021

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	WRSCV		WRVP		SVOF		WFVSCG
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(68,359)	(18,529)	(24,990)	(157,560)	(3,567)	(3,310)	(91,187)	(88,745)
Realized gain (loss) on investments	781,833	599,663	1,423,774	1,008,493	18,005	13,709	462,946	1,281,500
Change in unrealized gain (loss) on investments	(1,371,001)	858,664	(3,406,715)	11,358,920	3,630	44,932	(1,529,111)	1,311,268
Reinvested capital gains	1,029,769	428,882	6,326,675	1,182,484	-	-	726,228	383,476

Net increase (decrease) in contract owners’ equity resulting from operations	372,242	1,868,680	4,318,744	13,392,337	18,068	55,331	(431,124)	2,887,499

Equity transactions:
Purchase payments received from contract owners (note 3)	4,607	29,616	329,593	301,389	37	1,220	349,769	400,230
Transfers between subaccounts (including fixed account), net (note 3)	(491,722)	35,437	(163,279)	(808,595)	(1,146)	(18,845)	(697,491)	1,679,454
Redemptions (note 2)	(978,499)	(810,434)	(6,186,645)	(7,439,586)	(40,606)	(14,774)	(752,869)	(691,934)
Annuity benefits	(474)	(8,733)	(9,146)	(11,503)	(2,867)	(2,517)	(4,111)	(4,355)
Contract maintenance charges (note 2)	-	-	-	-	(23)	(30)	(91)	(63)
Contingent deferred sales charges (note 2)	(2,818)	(487)	(2,235)	(2,564)	3	1	(1,136)	(398)
Adjustments to maintain reserves	(50)	96	(155)	(70)	781	972	(280)	(208)

Net equity transactions	(1,468,956)	(754,505)	(6,031,867)	(7,960,929)	(43,821)	(33,973)	(1,106,209)	1,382,726

Net change in contract owners’ equity	(1,096,714)	1,114,175	(1,713,123)	5,431,408	(25,753)	21,358	(1,537,333)	4,270,225
Contract owners’ equity beginning of period	7,123,457	6,009,282	48,400,040	42,968,632	227,582	206,224	9,320,032	5,049,807

Contract owners’ equity end of period	$6,026,743	7,123,457	46,686,917	48,400,040	201,829	227,582	7,782,699	9,320,032

CHANGES IN UNITS:
Beginning units	359,957	400,259	2,370,208	2,815,525	11,012	12,979	373,905	300,349
Units purchased	16,633	67,536	154,514	151,317	5	79	111,537	353,187
Units redeemed	(88,700)	(107,838)	(441,696)	(596,634)	(2,207)	(2,046)	(164,022)	(279,631)

Ending units	287,890	359,957	2,083,026	2,370,208	8,810	11,012	321,420	373,905

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	OVGS3		FTVDM3		TIF3		FTVGI3
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(314,327)	171,308	(22,984)	46,029	(34,478)	97,806	(151,622)	1,682,241
Realized gain (loss) on investments	23,648,462	969,516	(159,030)	(492,106)	1,763,033	434,139	463,299	1,803,043
Change in unrealized gain (loss) on investments	(23,498,048)	16,982,687	(16,193)	240,650	(1,587,692)	1,135,698	(113,917)	(3,837,995)
Reinvested capital gains	-	-	-	-	-	-	-	577,350

Net increase (decrease) in contract owners’ equity resulting from operations	(163,913)	18,123,511	(198,207)	(205,427)	140,863	1,667,643	197,760	224,639

Equity transactions:
Purchase payments received from contract owners (note 3)	726,437	1,870,507	11,634	115,784	23,848	145,559	107,812	950,364
Transfers between subaccounts (including fixed account), net (note 3)	(81,961,590)	1,044,173	(5,418,059)	(3,119,879)	(9,521,223)	(547,703)	(41,746,990)	(1,830,539)
Redemptions (note 2)	(3,073,219)	(10,008,767)	(597,883)	(1,158,837)	(230,975)	(700,476)	(1,457,344)	(6,742,126)
Annuity benefits	(12,385)	(38,965)	(3,917)	(17,695)	(3,774)	(12,546)	(6,905)	(23,720)
Contract maintenance charges (note 2)	(985)	(2,544)	(94)	(198)	(51)	(127)	(160)	(427)
Contingent deferred sales charges (note 2)	(2,268)	(12,337)	(118)	(912)	(57)	(1,194)	(523)	(3,588)
Adjustments to maintain reserves	(18,071)	(1,310)	(342)	(268)	(423)	(186)	(159)	(364)

Net equity transactions	(84,342,081)	(7,149,243)	(6,008,779)	(4,182,005)	(9,732,655)	(1,116,673)	(43,104,269)	(7,650,400)

Net change in contract owners’ equity	(84,505,994)	10,974,268	(6,206,986)	(4,387,432)	(9,591,792)	550,970	(42,906,509)	(7,425,761)
Contract owners’ equity beginning of period	84,505,994	73,531,726	6,206,986	10,594,418	9,591,792	9,040,822	42,906,509	50,332,270

Contract owners’ equity end of period	$-	84,505,994	-	6,206,986	-	9,591,792	-	42,906,509

CHANGES IN UNITS:
Beginning units	2,825,641	3,103,349	521,050	878,045	698,073	799,025	2,377,530	2,803,406
Units purchased	54,282	286,476	102,237	136,789	97,490	184,741	44,319	337,046
Units redeemed	(2,879,923)	(564,184)	(623,287)	(493,784)	(795,563)	(285,693)	(2,421,849)	(762,922)

Ending units	-	2,825,641	-	521,050	-	698,073	-	2,377,530

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	HIBF3		GEM3		GEM6		GIG3
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$518,981	1,502,422	23,647	(1,099)	(697)	(4,375)	327,875	(113,405)
Realized gain (loss) on investments	402,620	441,336	1,401,217	2,455,460	825	42,188	4,666,702	1,107,891
Change in unrealized gain (loss) on investments	(100,832)	(310,837)	(2,287,369)	(2,672,442)	(17,328)	(42,135)	(4,701,175)	1,952,461
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	820,769	1,632,921	(862,505)	(218,081)	(17,200)	(4,322)	293,402	2,946,947

Equity transactions:
Purchase payments received from contract owners (note 3)	186,319	541,936	91,369	684,325	20,000	-	77,840	268,611
Transfers between subaccounts (including fixed account), net (note 3)	(28,210,171)	(741,401)	(23,163,258)	(1,821,799)	(418,848)	(16,026)	(19,059,275)	(621,199)
Redemptions (note 2)	(1,134,108)	(4,206,788)	(761,440)	(2,835,789)	(7,648)	(105,742)	(718,424)	(2,323,807)
Annuity benefits	(8,700)	(26,310)	(5,228)	(17,823)	-	-	(1,183)	(3,525)
Contract maintenance charges (note 2)	(93)	(289)	(511)	(1,608)	-	-	(182)	(481)
Contingent deferred sales charges (note 2)	(917)	(3,650)	(517)	(4,215)	-	-	(705)	(1,894)
Adjustments to maintain reserves	(11,528)	(386)	(7,209)	2,435	(11)	(66)	(2,003)	2,510

Net equity transactions	(29,179,198)	(4,436,888)	(23,846,794)	(3,994,474)	(406,507)	(121,834)	(19,703,932)	(2,679,785)

Net change in contract owners’ equity	(28,358,429)	(2,803,967)	(24,709,299)	(4,212,555)	(423,707)	(126,156)	(19,410,530)	267,162
Contract owners’ equity beginning of period	28,358,429	31,162,396	24,709,299	28,921,854	423,707	549,863	19,410,530	19,143,368

Contract owners’ equity end of period	$-	28,358,429	-	24,709,299	-	423,707	-	19,410,530

CHANGES IN UNITS:
Beginning units	1,692,213	1,969,531	958,212	1,117,157	22,478	28,770	848,759	975,577
Units purchased	91,026	585,127	22,900	154,342	2,038	2,892	17,102	72,107
Units redeemed	(1,783,239)	(862,445)	(981,112)	(313,287)	(24,516)	(9,184)	(865,861)	(198,925)

Ending units	-	1,692,213	-	958,212	-	22,478	-	848,759

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVMIG3		GVDIV3		GVDIV6		JAIGS2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$388,414	61,651	184,716	96,403	8,596	3,105	-	-
Realized gain (loss) on investments	18,075,947	2,364,611	1,328,450	(55,037)	73,177	(12,894)	-	-
Change in unrealized gain (loss) on investments	(18,126,238)	6,638,618	(1,609,187)	1,637,052	(86,954)	92,577	-	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	338,123	9,064,880	(96,021)	1,678,418	(5,181)	82,788	-	-

Equity transactions:
Purchase payments received from contract owners (note 3)	192,792	397,156	49,743	134,306	-	-	-	136
Transfers between subaccounts (including fixed account), net (note 3)	(49,625,613)	(800,459)	(9,165,595)	(351,150)	(440,847)	(9,343)	-	(122)
Redemptions (note 2)	(2,257,783)	(6,721,247)	(306,023)	(1,237,758)	(22,427)	(54,936)	-	(14)
Annuity benefits	(2,511)	(7,146)	-	-	(2,294)	(9,647)	-	-
Contract maintenance charges (note 2)	(507)	(1,246)	(159)	(433)	-	-	-	-
Contingent deferred sales charges (note 2)	(940)	(6,593)	(297)	(747)	-	-	-	-
Adjustments to maintain reserves	(159)	(657)	(56)	(437)	(184)	(617)	-	(2,610)

Net equity transactions	(51,694,721)	(7,140,192)	(9,422,387)	(1,456,219)	(465,752)	(74,543)	-	(2,610)

Net change in contract owners’ equity	(51,356,598)	1,924,688	(9,518,408)	222,199	(470,933)	8,245	-	(2,610)
Contract owners’ equity beginning of period	51,356,598	49,431,910	9,518,408	9,296,209	470,933	462,688	-	2,610

Contract owners’ equity end of period	$-	51,356,598	-	9,518,408	-	470,933	-	-

CHANGES IN UNITS:
Beginning units	4,472,594	5,166,488	515,192	603,932	25,684	30,450	-	-
Units purchased	52,816	134,217	6,944	32,392	2,046	312	-	347
Units redeemed	(4,525,410)	(828,111)	(522,136)	(121,132)	(27,730)	(5,078)	-	(347)

Ending units	-	4,472,594	-	515,192	-	25,684	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	BBCMAG
	2014	2013
Investment activity:
Net investment income (loss)	$-	(1,547)
Realized gain (loss) on investments	-	55,425
Change in unrealized gain (loss) on investments	-	(39,205)
Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	14,673

Equity transactions:
Purchase payments received from contract owners (note 3)	-	3,973
Transfers between subaccounts (including fixed account), net (note 3)	-	(433,611)
Redemptions (note 2)	-	(20,383)
Annuity benefits	-	-
Contract maintenance charges (note 2)	-	-
Contingent deferred sales charges (note 2)	-	-
Adjustments to maintain reserves	-	3

Net equity transactions	-	(450,018)

Net change in contract owners’ equity	-	(435,345)
Contract owners’ equity beginning of period	-	435,345

Contract owners’ equity end of period	$-	-

CHANGES IN UNITS:
Beginning units	-	37,711
Units purchased	-	323
Units redeemed	-	(38,034)

Ending units	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-9 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts and Individual Single Premium Immediate Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity Program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001. Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Account.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

ALLIANCE BERNSTEIN FUNDS

VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)

STERLING CAPITAL FUNDS

Variable Insurance Funds - Equity Income VIF (BBGI)

BLACKROCK FUNDS

Global Allocation V.I. Fund - Class III (MLVGA3)

DELAWARE GROUP

VIP Small Cap Value Series: Service Class (DWVSVS)

DREYFUS CORPORATION

Stock Index Fund, Inc. - Initial Shares (DSIF)

Socially Responsible Growth Fund Inc - Initial Shares (DSRG)

Socially Responsible Growth Fund Inc - Service Shares (DSRGS)

EATON VANCE FUNDS

Floating-Rate Income Fund (ETVFR)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)

HUNTINGTON TRUST COMPANY

VA International Equity Fund (HVIE)

VA Situs Fund (HVSIT)

INVESCO INVESTMENTS

V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)

Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Mid Cap Value Portfolio: Class 1 (JPMMV1)

JANUS FUNDS

Balanced Portfolio: Service Shares (JABS)

Forty Portfolio: Service Shares (JACAS)

Global Technology Portfolio: Service Shares (JAGTS)

Overseas Portfolio: Service Shares (JAIGS)

LAZARD FUNDS

Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)

MASSACHUSETTS FINANCIAL SERVICES CO.

Investors Growth Stock Series - Service Class (MIGSC)

Mid Cap Growth Series - Service Class (MMCGSC)

New Discovery Series - Service Class (MNDSC)

Value Series - Service Class (MVFSC)

Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)

Core Plus Fixed Income Portfolio - Class II (MSVF2)

Emerging Markets Debt Portfolio - Class I (MSEM)

Global Tactical Asset Allocation Portfolio- Class I (MSVIM)*

Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)

American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT Emerging Markets Fund - Class II (GEM2)

NVIT International Equity Fund - Class I (GIG)

Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)*

NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

NVIT Cardinal Balanced Fund - Class II (NVCRB2)

NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

NVIT Cardinal Conservative Fund - Class II (NVCCN2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

NVIT Cardinal Moderate Fund - Class II (NVCMD2)

NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Bond Fund - Class II (NVCBD2)

NVIT Core Plus Bond Fund - Class II (NVLCP2)

NVIT Nationwide Fund - Class I (TRF)

NVIT Nationwide Fund - Class II (TRF2)

NVIT Government Bond Fund - Class I (GBF)

NVIT Government Bond Fund - Class II (GBF2)

American Century NVIT Growth Fund - Class I (CAF)

NVIT International Index Fund - Class VIII (GVIX8)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

NVIT Multi-Manager International Value Fund - Class II (GVDIV2)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Manager Small Company Fund - Class II (SCF2)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

NVIT Large Cap Growth Fund - Class II (NVOLG2)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Invesco NVIT Comstock Value Fund - Class I (EIF)

NVIT Real Estate Fund - Class I (NVRE1)

NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)

NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)

NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)

NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)

NVIT Small Cap Index Fund Class II (NVSIX2)

NVIT S&P 500 Index Fund Class II (GVEX2)

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

VPS Growth and Income Portfolio - Class B (ALVGIB)

VPS Large Cap Growth Portfolio: Class B (ALVPGB)

VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Income & Growth Fund - Class I (ACVIG)

VP Income & Growth Fund - Class II (ACVIG2)

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)

VP International Fund - Class III (ACVI3)

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Mid Cap Value Fund - Class II (ACVMV2)

VP Ultra(R) Fund - Class I (ACVU1)

VP Ultra(R) Fund - Class II (ACVU2)*

VP Value Fund - Class I (ACVV)

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

Mid Cap Stock Portfolio- Service Shares (DVMCSS)

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)

Appreciation Portfolio - Service Shares (DCAPS)

Opportunistic Small Cap Portfolio: Initial Shares (DSC)

Opportunistic Small Cap Portfolio: Service Shares (DVDLS)*

International Value Portfolio - Initial Shares (DVIV)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Managed Tail Risk Fund II: Service Shares (FCA2S)

High Income Bond Fund II - Service Shares (FHIBS)

Quality Bond Fund II - Primary Shares (FQB)

Quality Bond Fund II - Service Shares (FQBS)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

VIP Value Strategies Portfolio - Service Class 2 (FVSS2)

VIP Contrafund(R) Portfolio - Service Class (FCS)

VIP Energy Portfolio - Service Class 2 (FNRS2)

VIP Equity-Income Portfolio - Service Class (FEIS)

VIP Equity-Income Portfolio - Service Class 2 (FEI2)

VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)

VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)

VIP Growth Opportunities Portfolio - Service Class (FGOS)

VIP Growth Portfolio - Service Class (FGS)

VIP Growth Portfolio - Service Class 2 (FG2)

VIP High Income Portfolio - Service Class (FHIS)

VIP High Income Portfolio - Service Class R (FHISR)

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Mid Cap Portfolio - Service Class 2 (FMC2)

VIP Overseas Portfolio - Service Class (FOS)

VIP Overseas Portfolio - Service Class 2 R (FO2R)

VIP Overseas Portfolio - Service Class R (FOSR)

VIP Value Strategies Portfolio - Service Class (FVSS)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Franklin Income Securities Fund - Class 2 (FTVIS2)

Rising Dividends Securities Fund - Class 2 (FTVRD2)

Small Cap Value Securities Fund - Class 2 (FTVSV2)

Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)

Templeton Foreign Securities Fund - Class 1 (TIF)*

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Global Bond Securities Fund - Class 2 (FTVGI2)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Short Duration Bond Portfolio - I Class Shares (AMTB)

Guardian Portfolio - I Class Shares (AMGP)

International Portfolio - S Class Shares (AMINS)*

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)

Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)*

Small-Cap Growth Portfolio - S Class Shares (AMFAS)

Socially Responsive Portfolio - I Class Shares (AMSRS)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

International Growth Fund/VA- Service Shares (OVIGS)

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)

Global Securities Fund/VA - Non-Service Shares (OVGS)

Global Securities Fund/VA - Service Class (OVGSS)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Fund(R)/VA - Service Class (OVGIS)

Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)

Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)

Global Strategic Income Fund/VA: Non-service Shares (OVSB)

Global Strategic Income Fund/VA: Service Shares (OVSBS)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

All Asset Portfolio - Advisor Class (PMVAAD)

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

Low Duration Portfolio - Advisor Class (PMVLAD)

Real Return Portfolio - Administrative Class (PMVRRA)

Total Return Portfolio - Administrative Class (PMVTRA)

Total Return Portfolio - Advisor Class (PMVTRD)

Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

VT Growth & Income Fund: Class IB (PVGIB)

VT International Equity Fund: Class IB (PVTIGB)*

VT Voyager Fund: Class IB (PVTVB)*

PORTFOLIOS OF THE INVESCO INVESTMENTS TRUST

VI American Franchise Fund - Series II Shares (ACEG2)

VI Comstock Fund - Series II Shares (ACC2)

VI American Franchise Fund - Series I Shares (ACEG)

Van Kampen V.I. Value Opportunities Fund: Series II Shares (AVBV2)*

VI Core Equity Fund - Series I Shares (AVGI)

VI Core Equity Fund - Series II Shares (AVCE2)

VI Equity and Income Fund - Series I Shares (IVKEI1)

VI Global Health Care Fund - Series I Shares (IVHS)

VI Global Real Estate Fund - Series I Shares (IVRE)

VI International Growth Fund - Series I Shares (AVIE)*

PORTFOLIOS OF THE VICTORY VARIABLE INSURANCE FUNDS

Diversified Stock Fund Class A Shares (VYDS)

ROYCE CAPITAL FUNDS

Micro-Cap Portfolio - Investment Class (ROCMC)

GUGGENHEIM INVESTMENTS

Variable Fund - Multi-Hedge Strategies (RVARS)

Variable Funds Trust - Series D (World Equity Income Series) (SBLD)

Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)

Series N (Managed Asset Allocation Series) (SBLN)

Series O (All Cap Value Series) (SBLO)

Series P (High Yield Series) (SBLP)

Series Q (Small Cap Value Series) (SBLQ)

Series V (Mid Cap Value Series) (SBLV)

Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)

Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)

T. ROWE PRICE

Health Sciences Portfolio - II (TRHS2)

Limited-Term Bond Portfolio - II (TRLT2)*

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)

VIP Trust Emerging Markets Fund - Initial Class (VWEM)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

WADDELL & REED, INC.

Variable Insurance Portfolios - Asset Strategy (WRASP)

Variable Insurance Portfolios - Balanced (WRBP)

Variable Insurance Portfolios - Bond (WRBDP)

Variable Insurance Portfolios - Core Equity (WRCEP)

Variable Insurance Portfolios - Dividend Opportunities (WRDIV)

Variable Insurance Portfolios - Energy (WRENG)

Variable Insurance Portfolios - Global Bond (WRGBP)

Variable Insurance Portfolios - Global Natural Resources (WRGNR)

Variable Insurance Portfolios - Growth (WRGP)

Variable Insurance Portfolios - High Income (WRHIP)

Variable Insurance Portfolios - International Growth (WRIP)

Variable Insurance Portfolios - International Core Equity (WRI2P)

Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)

Variable Insurance Portfolios - Micro Cap Growth (WRMIC)

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

Variable Insurance Portfolios - Money Market (WRMMP)

Variable Insurance Portfolios - Real Estate Securities (WRRESP)

Variable Insurance Portfolios - Science and Technology (WRSTP)

Variable Insurance Portfolios - Small Cap Growth (WRSCP)

Variable Insurance Portfolios - Small Cap Value (WRSCV)

Variable Insurance Portfolios - Value (WRVP)

WELLS FARGO FUNDS

Advantage VT Opportunity Fund - Class 2 (SVOF)

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

VT Omega Growth - Class 1 (EVOM)*

*At December 31, 2014, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

Living credit adjustments may result in additional shares of mutual funds purchased or sold during the period. This activity may result in a net positive redemption amount in the Statements of Changes in Contract Owners’ Equity.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2014 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7.0%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

On January 1, 2014, the Company adopted Accounting Standards Update (ASU) 2013-08, which amends existing guidance in ASC 946, Financial Services – Investment Companies. The amended guidance modifies the definition of investment companies and requires new disclosures around the status of investment companies. In addition, the guidance requires an investment company to measure its noncontrolling interests in another investment company at fair value rather than the equity method of accounting. The adoption of this guidance resulted in increased disclosures only and had no impact on the Account’s financial statements.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge.

On BOA Future, ElitePro Classic, BOA Choice, BOA V and BOA Choice Venue contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. On ElitePro Ltd contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 3 years, the charge is 0%. On BOA Income contracts, the contingent deferred sales charge will not exceed 6% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 6 years, the charge is 0%. No sales charges are deducted on BOA Exclusive II contracts.

The charges above are assessed against each contract by redeeming units.

No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The Company may deduct an annual contract maintenance charge of up to $35, depending on contract issued, which is satisfied by redeeming units.

The Company deducts a mortality and expense risk charge assessed through a reduction of the unit values. The Option tables below and on the following page illustrate the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract owners. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account - 9 Options	BOA Future(1)	BOA Exclusive II(2)	BOA V(3)	BOA Choice Venue
Variable Account Charge - Recurring	0.95%	1.20%	1.10%	1.50%
Reduced Purchase Payment Option	0.25%	-	-	-
Initial lowered to $1,000 and subsequent lowered to $25. Not available for investment only contracts.
Five Year CDSC Option	0.15%(11)	-	0.15%(11)	-
CDSC Waiver Options:
Additional (5%) Withdrawal without Charge and Disability	0.1%(19)	-	0.1%(18)	-
In addition to standard 10% CDSC-free withdrawal privilege.
10 Year and Disability Waiver for Tax Sheltered Annuities	0.05%	-	0.05%	-
CDSC waived if (i) contract owner has owned contract for 10 years and (ii) has made regular payroll deferrals during entire contract year for at least 5 of those 10 years.
Hardship Waiver for Tax Sheltered Annuities	0.15%	-	0.15%	-
CDSC waived if contract owner experiences hardship (defined under IRC Section 401(k)).
Death Benefit Options -
Allows enhanced provision in place of the standard death benefit.
One-Year Enhanced	0.15%(5)(15)	0.15%(5)(15)	-	-
One-Year Step Up	0.05%(6)(16)	0.10%(6)(16)	0.05%	-
Greater of One-Year or 5% Enhanced	0.20%(5)(15)	0.20%(5)(15)	-	0.15%
5% Enhanced	0.10%(7)(17)	0.15%(7)(17)	0.10%	-
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.
Option 1	0.45%(8)	0.45%(9)	-	0.45%(9)
Option 2	0.30%(8)	0.30%(9)	-	0.30%(9)
Spousal Protection Annuity Option	-	-	-	0.10%
Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Extra Value Option (EV)	0.45%(12)	-	-	-

Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options for first seven contract years in exchange for application of 3% of purchase payments made during the first 12 months contract is in force.

Beneficiary Protector Option	0.4%(13)	0.40%	-	0.40%
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount
Capital Preservation Plus Option	0.5%(14)	0.50%	-	0.50%
Provides a return of principle guarantee over the elected program period.
Maximum Variable Account Charges (10):	3.95%	2.80%	1.65%	3.10%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

Nationwide Variable Account - 9 Options, Continued	BOA Choice (4)	BOA Income	ElitePro Ltd	ElitePro Classic
Variable Account Charges - Recurring	1.20%	1.25%	1.75%	1.60%
Death Benefit Options -
Allows enhanced provision in place of the standard death benefit. Greater of One-Year or 5% Enhanced	0.15%(5)	-	-	-
5% Enhanced	0.05%(7)	-	-	-
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.
Option 1	0.45%(9)	-	-	-
Option 2	0.30%(9)	-	-	-
Beneficiary Protector Option	0.40%	-	-	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount
America’s Income Annuity Income Foundation Rider	-	1.00%	-	-
Provides for a guarantee of variable annuity payments.
Maximum Variable Account Charges (10):	2.20%	2.25%	1.75%	1.60%

(1) Includes Key Bank, NEA, Waddell & Reed Select Plus, America’s Horizon and BB&T products.

(2) Includes Waddill & Reed Advisors select Reserve product.

(3) Includes NEA Select product.

(4) Includes Key Bank and Paine Weber products.

(5) Available beginning January 2, 2001 or a later date if state law requires.

(6) Available until state approval is received for the One-Year Enhanced Death Benefit Option.

(7) Available until state approval is received for Greater of One-Year or 5% Enhanced Death Benefit Option

(8) No longer available effective May 1, 2003. Applicant could have elected one or both GMIB options.

(9) No longer available effective May 1, 2003. Applicant could have elected one GMIB option.

(10) When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

(11) Range of Five Year CDSC over time:

Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5
CDSC Percentage	7%	7.00%	6.00%	4.00%	2.00%	0%

(12) Nationwide will discontinue deducting the charge associated with the Extra Value Option seven years from the date the contract was issued. Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected the Extra Value Option.

(13) The Beneficiary Protector Option is available for contracts with Annuitants who are age 70 or younger at the time the option is elected.

(14) The Capital Preservation Plus Option may only be elected at the time of application. Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the Contract Owner.

(15) This option may not be elected with another death benefit option.

(16) This option may be elected alone or along with the 5% Enhanced Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.

(17) This option may be elected alone or along with the One-Year Step Up Death Benefit Option. If both optionsa re elected, the death benefit will be the greater of the two options.

(18) Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of: 15% of all purchase payments made to the contract or any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code. This free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year. The Internal Revenue Code may impose restrictions on withdrawals from contracts issued as Tax Sheltered Annuities.

(19) If this option is elected, the applicant will receive an additional 5% CDSC-free withdrawal privilege, which also includes a disability waiver. This 5% in addition to the standard 10% CDSC-free withdrawal privilege that applies to every contract.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

The following table provides variable account charges by asset fee rates for the period ended December 31, 2014.

	Total	ALVDAB	BBGI	MLVGA3	DWVSVS	DSIF	DSRG	DSRGS

0.95%	$17,956,631	$275	$1,334	$95,236	$3,746	$1,039,726	$138,633	$-
1.00%	6,303,136	8	-	37,703	926	489,042	64,743	-
1.05%	1,290,135	338	1	7,834	-	105,168	16,007	-
1.10%	10,142,135	375	658	44,430	1,240	411,866	93,897	-
1.15%	4,947,881	491	1,325	38,754	714	211,786	27,958	-
1.20%	11,149,435	2,945	-	161,257	1,296	698,823	69,619	-
1.25%	2,096,579	-	-	11,562	223	104,951	12,623	-
1.30%	1,898,541	43	1,747	23,859	2,913	91,861	8,382	-
1.35%	2,414,470	1,839	150	25,328	-	143,273	12,171	-
1.40%	2,642,058	-	295	22,036	1,213	104,144	11,485	-
1.45%	396,761	-	3	3,769	-	17,781	1,071	-
1.50%	967,449	-	-	3,284	34	23,788	5,297	488
1.55%	703,759	-	24	4,621	263	11,857	1,727	-
1.60%	1,026,074	-	-	3,587	-	38,745	902	39
1.65%	1,070,431	-	-	9,985	75	26,042	2,269	180
1.70%	118,450	-	-	601	-	11,677	267	-
1.75%	590,206	-	-	286	4	11,880	2,755	-
1.80%	387,204	-	-	3,839	-	4,966	154	-
1.85%	140,722	-	-	252	912	2,900	123	-
1.90%	70,721	-	-	7,126	-	552	274	-
1.95%	348,901	-	-	955	1,554	762	-	11
2.00%	52,521	-	-	-	-	154	-	-
2.05%	228,447	-	-	33	-	1,184	367	-
2.10%	207,937	-	-	-	202	70	-	541
2.15%	51,792	-	-	-	-	61	-	-
2.20%	229,314	-	-	800	24	5,202	450	-
2.25%	617,639	-	-	-	-	16,194	-	-
2.35%	23,929	-	-	-	-	-	-	-
2.40%	1,359	-	-	-	-	-	-	-
2.45%	22,147	-	-	-	-	-	-	-
2.50%	14,347	-	-	-	-	-	-	-
2.60%	64,500	-	-	-	-	-	-	4

Totals	$68,175,611	$6,314	$5,537	$507,137	$15,339	$3,574,455	$471,174	$1,263

	ETVFR	GVGMNS	HVIE	HVSIT	IVMCC2	IVKMG2	JPMMV1	JABS

0.95%	$803	$339	$514	$6,484	$204	$4,915	$60,977	$-
1.00%	6,671	-	-	843	-	242	32,665	-
1.05%	-	-	-	-	-	88	4,400	-
1.10%	25,814	1,266	102	690	2,774	1,649	18,300	-
1.15%	198	-	172	-	919	275	13,617	-
1.20%	1,748	610	327	470	166	2,320	50,667	-
1.25%	1,143	142	-	22	-	1,266	5,062	1,049
1.30%	981	-	-	-	-	27	12,946	-
1.35%	2,392	154	-	52	19	62	9,296	-
1.40%	153	-	-	517	-	84	4,180	-
1.45%	-	-	-	107	-	-	399	-
1.50%	-	-	-	145	-	1,162	1,684	-
1.55%	13	-	-	1,464	-	35	2,878	-
1.60%	-	-	-	267	-	391	3,934	-
1.65%	-	-	-	-	-	1,285	6,740	-
1.70%	-	-	-	-	41	-	427	-
1.75%	-	-	-	11	11	100	11	-
1.80%	-	-	-	-	-	464	775	-
1.85%	-	-	-	-	-	-	1,614	-
1.90%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	513	3,281	-
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	1,310	13	-
2.10%	-	-	-	-	-	-	347	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	-	-	513	341	-
2.25%	-	-	-	-	-	323	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	79	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

	$39,916	$2,511	$1,115	$11,072	$4,134	$17,103	$234,554	$1,049

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	JACAS	JAGTS	JAIGS	LZREMS	MIGSC	MMCGSC	MNDSC	MVFSC

0.95%	$248,473	$86,950	$223,398	$1,211	$-	$-	$13,004	$149,415
1.00%	152,274	52,838	118,939	317	-	-	2,477	34,413
1.05%	22,602	8,425	20,420	-	-	-	264	7,552
1.10%	102,957	33,560	103,421	190	-	-	2,879	34,921
1.15%	44,833	18,043	48,968	94	-	-	2,889	21,892
1.20%	205,630	65,258	203,161	646	-	-	3,027	88,956
1.25%	33,761	15,220	28,084	95	2,352	-	69	8,524
1.30%	51,779	11,206	25,788	205	-	-	-	14,818
1.35%	41,155	22,748	29,712	15	-	-	430	13,003
1.40%	34,151	8,596	26,931	1,045	-	-	204	15,491
1.45%	5,427	1,329	4,803	-	-	-	245	1,462
1.50%	17,751	1,461	9,268	-	-	3,550	1,600	10,034
1.55%	9,467	780	4,022	498	-	-	1,331	1,275
1.60%	11,024	1,584	5,959	-	-	429	1,104	3,598
1.65%	17,314	2,006	8,257	-	-	2,900	755	9,099
1.70%	2,550	71	793	-	-	-	54	135
1.75%	2,926	1,151	6,738	-	-	1,503	217	4,737
1.80%	4,208	972	3,155	-	-	912	75	2,366
1.85%	510	393	747	-	-	-	145	284
1.90%	290	279	258	-	-	689	-	-
1.95%	1,793	17	492	-	-	4,081	2,412	3,294
2.00%	481	-	309	-	-	-	-	3,164
2.05%	1,534	314	614	-	-	4,118	3,868	4,828
2.10%	-	-	-	-	-	1,938	953	2,534
2.15%	-	-	25	-	-	-	-	4,412
2.20%	280	242	1,211	-	-	712	2,391	4,033
2.25%	8,675	-	-	-	51	-	-	7,500
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	16	65	120
2.50%	-	-	-	-	-	-	-	670
2.60%	-	-	-	-	-	694	-	191

	$1,021,845	$333,443	$875,473	$4,316	$2,403	$21,542	$40,458	$452,721

	MVIVSC	MSVFI	MSVF2	MSEM	MSVMG	MSVRE	NAMAA2	NAMGI2

0.95%	$51,391	$7,491	$-	$24,515	$-	$-	$217	$1
1.00%	14,987	5,367	-	9,403	-	-	27	145
1.05%	2,052	59	-	1,141	-	-	-	-
1.10%	10,711	2,375	-	7,236	-	-	-	36
1.15%	8,299	2,405	-	3,261	-	-	-	-
1.20%	35,676	4,811	-	12,802	12	493	-	30
1.25%	2,360	1,808	255	2,272	-	110	-	-
1.30%	7,646	871	-	1,695	-	-	-	-
1.35%	7,004	854	-	964	-	-	-	-
1.40%	6,261	1,262	-	2,313	-	-	-	19
1.45%	247	213	-	1,155	-	-	-	-
1.50%	1,922	718	496	173	-	38	-	-
1.55%	4,728	3,552	-	886	-	-	-	16
1.60%	2,154	145	-	7,960	45	11,848	-	-
1.65%	3,683	931	1,908	1,370	-	-	-	-
1.70%	1,061	769	-	22	-	-	-	-
1.75%	1,786	5,434	2,516	1,105	849	3,973	-	-
1.80%	200	-	-	446	-	-	-	-
1.85%	3,474	1,746	-	66	-	-	-	-
1.90%	414	-	-	11	-	-	-	-
1.95%	8,870	4,095	7,562	-	-	-	-	-
2.00%	-	-	-	191	-	-	-	-
2.05%	618	-	-	-	-	-	-	-
2.10%	1,410	411	-	-	-	-	-	-
2.15%	-	-	-	4	-	-	-	-
2.20%	1,778	24	401	-	-	-	-	-
2.25%	-	-	2,097	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	121	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	727	-	778	-	-	-	-	-

	$179,580	$45,341	$16,013	$78,991	$906	$16,462	$244	$247

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	NVAMV1	NVAMV2	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF

0.95%	$413,102	$-	$96,471	$43,114	$55,457	$134,591	$53,729	$125,352
1.00%	154,975	-	60,629	11,793	17,642	30,160	21,913	46,793
1.05%	24,564	-	13,479	3,900	5,797	7,247	5,577	13,951
1.10%	201,268	-	52,887	11,398	28,521	39,892	19,540	45,571
1.15%	105,474	-	32,975	7,690	20,558	29,620	16,669	25,150
1.20%	331,668	-	153,144	52,969	66,762	95,349	67,499	65,861
1.25%	60,137	-	20,708	4,515	10,664	16,941	7,853	18,007
1.30%	58,284	-	42,584	7,930	23,693	53,360	8,251	21,854
1.35%	69,003	-	21,047	7,816	10,893	15,870	5,148	22,250
1.40%	82,807	-	24,056	4,076	15,046	21,552	9,156	16,214
1.45%	9,371	-	4,315	-	75	1,734	264	1,989
1.50%	19,252	9,687	3,490	2,265	876	4,453	1,489	3,551
1.55%	8,313	-	4,873	317	2,409	1,358	1,368	3,207
1.60%	28,564	439	370	149	2,545	2,700	669	6,992
1.65%	19,539	3,939	13,289	730	1,426	10,051	1,341	6,193
1.70%	3,149	-	135	-	58	152	-	421
1.75%	9,375	1,809	167	376	1,808	4,102	-	6,806
1.80%	8,551	4,906	1,310	1,354	1,104	618	41	4,862
1.85%	3,288	-	980	64	105	417	-	267
1.90%	708	2,305	-	-	-	-	-	-
1.95%	688	4,435	233	-	35	482	-	65
2.00%	1,400	998	-	-	-	-	-	-
2.05%	4,239	5,528	535	-	-	1,040	-	1
2.10%	70	3,769	-	-	-	-	-	-
2.15%	12	1,696	-	-	-	-	-	-
2.20%	4,034	4,653	5,510	-	1	-	24	196
2.25%	9,598	-	39,815	5,772	-	14,561	17,690	-
2.35%	-	2,757	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	552	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	703	-	-	-	-	-	-

	$1,631,433	$48,176	$593,002	$166,228	$265,475	$486,250	$238,221	$435,553

	GEM	GEM2	GIG	NVIE6	NVNMO1	NVNSR1	NVCRA2	NVCRB2

0.95%	$45,021	$-	$60,285	$-	$241,746	$22,419	$11,488	$30,350
1.00%	13,042	-	27,991	-	120,599	4,096	2,401	15,638
1.05%	2,417	-	6,374	-	32,668	644	-	3,261
1.10%	23,765	-	21,757	-	100,353	6,867	6,798	15,842
1.15%	19,809	-	9,552	-	40,849	4,782	1,583	3,519
1.20%	36,892	-	38,838	-	109,880	9,150	11,257	26,025
1.25%	5,784	-	5,707	797	18,931	2,503	1,803	8,188
1.30%	4,456	-	7,831	-	28,349	252	-	5,174
1.35%	12,336	-	7,915	-	29,917	3,213	1,816	4,049
1.40%	6,594	-	5,608	-	22,284	1,652	2	5,880
1.45%	488	-	702	-	3,670	90	-	492
1.50%	1,400	672	881	-	4,358	491	-	303
1.55%	1,714	-	1,683	-	6,693	519	207	1,151
1.60%	2,234	307	2,202	-	8,195	32	-	278
1.65%	939	621	1,219	-	4,369	753	759	-
1.70%	70	-	41	-	1,699	134	-	-
1.75%	2,247	473	1,521	-	441	168	830	-
1.80%	244	40	961	-	2,474	-	-	-
1.85%	278	-	472	-	627	-	-	-
1.90%	-	63	-	-	2,156	-	-	1,686
1.95%	540	532	57	-	-	-	-	-
2.00%	234	-	-	-	-	-	-	-
2.05%	226	635	643	-	1,692	-	-	-
2.10%	-	341	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	779	411	-	492	-	-	-
2.25%	-	-	-	-	612	1,104	64	4,482
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	198	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	149	-	-	-	-	-	-

	$180,730	$4,810	$202,651	$797	$783,054	$58,869	$39,008	$126,318

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	NVCCA2	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2

0.95%	$18,811	$17,656	$39,625	$20,415	$23,386	$19,621	$-	$17,604
1.00%	6,496	8,901	39,983	10,023	9,370	3,721	-	4,372
1.05%	1,845	786	963	-	3,466	1,143	-	2,068
1.10%	11,876	5,603	40,857	16,575	13,535	10,168	-	2,291
1.15%	1,381	1,249	17,826	4,147	7,639	4,539	-	3,567
1.20%	3,969	20,238	43,638	18,427	20,026	23,230	-	12,994
1.25%	6,019	10,181	16,455	8,973	3,122	1,380	-	2,569
1.30%	12,021	7,507	4,289	3,151	4,517	2,050	-	7,404
1.35%	6,427	7,232	17,294	2,781	4,649	5,015	-	1,255
1.40%	1,135	2,118	5,923	170	4,251	3,061	-	1,513
1.45%	-	43	1,312	-	-	331	-	-
1.50%	780	11,297	-	371	96	283	1,802	320
1.55%	281	3,900	502	-	-	187	-	-
1.60%	-	1,997	2,357	192	-	1,146	358	1,943
1.65%	-	1,337	3,983	-	-	620	454	41
1.70%	-	-	-	-	-	12	-	-
1.75%	-	-	-	-	-	18	331	-
1.80%	3,106	802	2,863	-	-	145	97	-
1.85%	-	-	-	-	1,205	-	-	-
1.90%	-	-	-	783	-	-	-	-
1.95%	-	-	-	-	-	9	1,515	-
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	6,339	-
2.10%	-	-	-	-	-	-	470	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	-	-	-	798	1
2.25%	3,843	6,487	26,219	28,216	1,198	1,961	-	2,133
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	531	-
2.50%	-	-	-	-	-	-	283	-
2.60%	-	-	-	-	-	-	-	-

	$77,990	$107,334	$264,089	$114,224	$96,460	$78,640	$12,978	$60,075

	TRF	TRF2	GBF	GBF2	CAF	GVIX8	GVIDA	NVDBL2

0.95%	$475,901	$-	$472,403	$-	$131,254	$21,839	$112,981	$20,224
1.00%	257,158	-	186,030	-	61,048	956	11,645	9,919
1.05%	42,143	-	40,369	-	18,894	617	8,587	2,859
1.10%	125,755	-	195,759	-	30,221	2,500	78,811	9,310
1.15%	40,093	-	78,662	-	14,801	2,905	31,336	7,960
1.20%	133,121	-	270,371	-	37,649	10,334	70,035	12,231
1.25%	28,042	-	37,429	-	5,143	2,572	71,958	327
1.30%	19,884	-	47,741	-	9,631	326	4,618	4,340
1.35%	17,761	-	56,043	-	3,577	232	28,607	2,283
1.40%	27,591	-	72,502	-	4,980	946	16,785	2,905
1.45%	6,600	-	4,647	-	346	5	4,161	91
1.50%	9,723	788	10,651	13,739	3,020	26	12,565	-
1.55%	1,552	-	13,523	-	1,705	-	6,887	937
1.60%	7,373	152	28,293	1,542	1,145	3,728	10,173	275
1.65%	5,524	1,394	15,507	10,303	1,255	109	7,907	23
1.70%	2,267	-	3,307	-	442	-	299	-
1.75%	4,554	598	15,915	4,713	1,977	-	3,350	265
1.80%	2,492	332	6,886	832	248	26	5,580	30
1.85%	620	-	1,869	-	-	58	2,792	-
1.90%	68	-	81	334	-	-	-	-
1.95%	61	565	-	7,264	-	-	23,524	-
2.00%	-	-	326	25	50	-	-	-
2.05%	107	673	1,879	4,364	47	-	5,757	-
2.10%	640	1,235	-	7,265	-	-	3,025	-
2.15%	55	-	334	-	-	-	1,161	-
2.20%	403	370	1,012	4,606	-	-	3,725	-
2.25%	11,512	-	15,664	-	-	-	3,251	597
2.35%	-	-	-	161	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	1,051	-	-	-	-
2.50%	-	591	-	114	-	-	-	-
2.60%	-	129	-	1,178	-	-	10,968	-

	$1,221,000	$6,827	$1,577,203	$57,491	$327,433	$47,179	$540,488	$74,576

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM	NVMIG1

0.95%	$7,122	$90,979	$460,054	$182,099	$139,653	$283,091	$575,320	$113,787
1.00%	832	18,854	135,316	39,393	37,556	127,257	209,512	53,920
1.05%	238	7,878	47,809	12,049	6,089	19,968	60,767	9,418
1.10%	925	52,458	335,132	209,927	97,656	156,713	200,906	30,702
1.15%	236	29,115	204,541	120,997	38,625	80,362	80,467	12,250
1.20%	5,609	70,080	345,044	163,102	95,532	218,372	548,953	74,337
1.25%	749	14,170	150,363	80,336	40,682	33,752	57,667	13,086
1.30%	629	8,675	49,255	9,292	11,951	59,967	55,724	13,123
1.35%	1,406	22,611	71,501	57,064	27,917	56,908	75,327	11,795
1.40%	274	26,002	150,115	69,213	35,781	39,956	82,029	13,037
1.45%	-	1,723	18,815	4,424	5,555	6,318	2,347	2,022
1.50%	-	10,102	43,689	26,929	23,532	11,347	29,100	8,963
1.55%	-	7,503	24,723	58,497	2,440	7,434	5,417	906
1.60%	-	12,938	90,315	30,924	17,638	13,913	12,073	1,393
1.65%	23	10,467	59,163	44,340	24,950	11,480	33,464	3,022
1.70%	-	34	8,974	3,256	5,075	1,744	1,668	289
1.75%	22	6,914	71,051	19,072	21,815	14,405	20,308	769
1.80%	-	1,428	37,084	10,523	8,990	4,583	9,560	1,610
1.85%	141	5,178	8,443	7,340	1,482	1,451	2,580	238
1.90%	-	1	3,935	1,768	5,868	403	49	69
1.95%	-	4,217	15,867	16,481	3,577	86	2,613	655
2.00%	-	-	1,967	-	1,730	592	228	9
2.05%	-	1,625	13,115	8,016	7,398	3,569	1,712	32
2.10%	-	3,287	18,290	21,612	11,141	953	6,578	-
2.15%	-	2,202	3,105	9,158	7,331	76	1,436	-
2.20%	-	633	11,825	12,780	18,605	3,672	3,207	585
2.25%	1,481	3,689	77,764	54,718	9,708	1,674	9,050	39
2.35%	-	257	6,256	1,601	297	-	714	-
2.40%	-	-	-	1,289	-	-	-	-
2.45%	-	-	1,666	2,547	1,011	-	40	-
2.50%	-	642	2,738	1,777	3,317	-	-	-
2.60%	-	2,805	1,902	2,217	3,977	-	929	-

	$19,687	$416,467	$2,469,817	$1,282,741	$716,879	$1,160,046	$2,089,745	$366,056

	GVDIVI	GVDIV2	NVMLG1	NVMLG2	NVMLV1	NVMLV2	NVMMG1	NVMMG2

0.95%	$15,014	$-	$61,520	$-	$25,125	$4,317	$274,742	$-
1.00%	2,707	-	26,105	-	12,325	36	130,243	-
1.05%	2,489	-	3,080	-	2,758	577	20,424	-
1.10%	6,220	-	38,366	-	13,874	1,567	133,974	-
1.15%	5,949	-	31,156	-	12,105	1,158	56,294	-
1.20%	17,764	-	49,853	-	15,103	2,397	167,966	44,059
1.25%	1,045	1,240	10,710	-	4,387	3,452	37,234	-
1.30%	7,163	-	6,881	-	3,698	156	13,365	17,095
1.35%	1,975	-	12,327	-	2,560	224	27,671	13,359
1.40%	1,420	-	7,602	-	5,089	4,402	30,957	7,438
1.45%	118	-	1,162	-	52	-	5,521	-
1.50%	194	1,001	4,230	1,288	1,245	6,749	12,664	714
1.55%	435	-	1,274	-	745	-	5,463	-
1.60%	1,060	8	9,524	356	7,574	1,496	7,899	46
1.65%	385	1,205	7,258	673	594	5,610	17,716	2,105
1.70%	57	-	706	-	171	-	1,811	-
1.75%	565	33	5,651	-	2,141	1,668	2,934	258
1.80%	1,180	-	2,850	-	2,148	935	3,357	57
1.85%	612	-	111	-	1,019	-	793	-
1.90%	-	-	252	-	147	1,132	925	-
1.95%	10	255	1,737	2,303	1,572	7,050	919	-
2.00%	31	-	418	-	193	-	298	-
2.05%	110	405	1,867	-	13	1,153	2,731	469
2.10%	-	278	832	481	205	2,733	-	819
2.15%	-	-	12	-	19	291	77	-
2.20%	358	293	1,731	2,823	29	4,737	4,816	-
2.25%	-	-	4,242	-	1	1,304	4,055	-
2.35%	-	21	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	119	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	8	1,115	107	-	3,749	-	-

	$66,861	$4,747	$292,691	$8,031	$114,892	$56,893	$964,849	$86,419

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	NVMMV2	SCGF	SCGF2	SCVF	SCVF2	SCF	SCF2	MSBF

0.95%	$179,728	$73,206	$-	$361,450	$-	$343,770	$-	$153,880
1.00%	42,188	26,105	-	109,498	-	136,968	-	66,184
1.05%	8,009	4,494	-	16,333	-	21,876	-	13,156
1.10%	117,397	37,827	-	156,366	-	123,050	-	43,980
1.15%	68,826	15,963	-	69,030	-	55,004	-	26,615
1.20%	177,906	65,475	-	216,863	-	198,286	-	112,209
1.25%	23,171	9,940	-	35,814	-	33,874	-	13,048
1.30%	18,669	9,357	-	26,284	-	33,808	-	24,600
1.35%	39,751	15,295	-	46,753	-	34,613	-	25,696
1.40%	51,850	10,027	-	44,347	-	51,539	-	17,575
1.45%	1,843	685	-	5,765	-	3,261	-	1,148
1.50%	11,593	1,792	866	11,219	2,591	12,019	5,514	10,063
1.55%	7,362	1,732	-	6,333	-	4,790	-	4,056
1.60%	8,771	3,561	419	24,365	921	10,964	4,380	4,450
1.65%	14,349	3,335	385	12,903	3,012	9,551	1,837	16,521
1.70%	2,030	392	-	3,507	-	897	-	1,890
1.75%	4,007	4,749	473	13,165	1,055	5,036	1,345	6,237
1.80%	6,494	4,281	47	7,838	51	7,489	2,501	3,019
1.85%	875	167	-	2,492	-	1,017	-	1,816
1.90%	691	49	227	554	464	537	1,150	437
1.95%	88	-	1,735	802	905	41	3,102	5,024
2.00%	-	-	33	350	141	177	455	15
2.05%	2,514	1,481	663	1,446	801	1,117	2,307	11,484
2.10%	-	-	423	70	1,984	-	2,498	4,821
2.15%	7	59	-	86	-	-	835	4
2.20%	960	1,368	564	2,613	1,574	272	2,143	3,345
2.25%	822	-	-	-	-	-	-	-
2.35%	-	-	-	-	141	-	-	-
2.40%	-	-	-	16	-	-	-	-
2.45%	-	-	33	-	35	-	984	677
2.50%	-	-	-	-	-	-	592	-
2.60%	-	-	44	-	766	-	780	1,536

	$789,901	$291,340	$5,912	$1,176,262	$14,441	$1,089,956	$30,423	$573,486

	NVSTB2	NVOLG1	NVOLG2	NVTIV3	EIF	NVRE1	NCPG2	NCPGI2

0.95%	$34,544	$1,335,065	$-	$6,890	$75,636	$333,186	$2,535	$-
1.00%	9,441	602,725	-	1,691	49,869	97,921	-	46
1.05%	2,262	117,524	-	951	10,300	12,603	-	-
1.10%	5,065	461,969	-	5,207	33,658	109,844	945	-
1.15%	4,019	236,904	-	5,138	38,311	60,039	26	-
1.20%	18,488	777,703	-	5,155	67,129	172,803	13	2,711
1.25%	3,170	148,435	-	2,680	11,580	22,699	103	-
1.30%	2,377	112,657	-	2,054	8,861	22,030	248	-
1.35%	3,255	167,508	-	1,046	18,958	43,532	231	-
1.40%	4,866	184,878	-	1,960	12,679	29,358	-	-
1.45%	-	26,771	-	92	1,267	5,490	-	-
1.50%	269	40,992	37,636	25	3,767	15,451	-	-
1.55%	105	24,838	-	54	1,191	5,162	-	-
1.60%	60	49,561	5,336	32	3,650	20,298	-	-
1.65%	2,752	49,514	28,772	658	9,501	14,887	-	-
1.70%	-	10,112	-	137	800	1,186	-	-
1.75%	-	22,809	13,075	79	2,823	6,939	-	-
1.80%	-	21,896	6,740	-	1,160	7,074	-	-
1.85%	-	3,640	-	-	845	1,766	-	-
1.90%	-	3,051	1,815	-	-	866	-	-
1.95%	-	1,378	22,655	-	846	4,805	-	-
2.00%	-	1,143	2,329	-	50	556	-	-
2.05%	-	5,403	9,007	-	819	2,410	-	-
2.10%	-	-	10,846	-	70	6,329	-	-
2.15%	-	15	187	-	-	16	-	-
2.20%	-	4,845	14,921	-	139	4,540	-	-
2.25%	6,373	60,156	-	-	2,483	140	-	-
2.35%	-	-	3,930	-	-	1,561	-	-
2.40%	-	18	-	-	-	21	-	-
2.45%	-	-	1,317	-	-	138	-	-
2.50%	-	-	254	-	-	-	-	-
2.60%	-	-	1,697	-	-	932	-	-

	$97,046	$4,471,510	$160,517	$33,849	$356,392	$1,004,582	$4,101	$2,757

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	IDPG2	IDPGI2	NVSIX2	GVEX2	ALVGIB	ALVPGB	ALVSVB	ACVIG

0.95%	$432	$399	$3,810	$12,288	$-	$-	$14,858	$206,985
1.00%	790	-	1,346	4,558	-	-	4,818	71,854
1.05%	-	269	-	894	-	-	276	15,525
1.10%	370	168	1,176	1,902	-	-	5,041	95,101
1.15%	539	-	415	4,037	-	-	3,478	39,249
1.20%	112	-	3,105	12,051	-	-	15,685	129,147
1.25%	-	-	266	309	188	-	1,212	19,833
1.30%	-	-	-	1,523	-	-	1,691	26,004
1.35%	-	-	32	625	-	-	4,442	24,404
1.40%	-	-	261	1,681	-	-	3,261	25,953
1.45%	-	-	148	-	-	-	7	2,942
1.50%	-	-	-	87	3,014	1,559	6,806	8,978
1.55%	-	-	47	968	-	-	382	10,557
1.60%	-	-	4,267	4,036	394	1,106	1,134	8,568
1.65%	-	-	50	414	4,869	6,931	6,119	13,821
1.70%	-	-	-	-	-	-	72	1,267
1.75%	-	-	-	-	564	590	2,177	4,705
1.80%	-	-	-	-	765	321	1,029	7,820
1.85%	-	-	-	-	-	-	127	4,613
1.90%	-	-	-	-	-	-	1,373	-
1.95%	-	-	-	-	4,191	4,952	9,719	8,046
2.00%	-	-	-	-	-	-	35	165
2.05%	-	-	-	-	3,449	1,156	2,105	2,398
2.10%	-	-	-	-	1,662	545	1,581	828
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	-	1,745	933	5,630	295
2.25%	-	-	-	-	-	-	13,566	-
2.35%	-	-	-	-	-	-	408	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	320	-	60	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	597	137	713	-

	$2,243	$836	$14,923	$45,373	$21,758	$18,230	$107,805	$729,058

	ACVIG2	ACVIP2	ACVI	ACVI3	ACVMV1	ACVMV2	ACVU1	ACVV

0.95%	$-	$138,627	$2,034	$73	$51,815	$-	$-	$2,303
1.00%	-	28,767	98	-	17,687	-	-	1
1.05%	-	5,823	-	-	961	-	-	-
1.10%	-	30,890	10,735	-	20,402	-	-	13,624
1.15%	-	38,023	5,685	-	9,355	-	-	6,449
1.20%	-	90,074	572	-	47,101	-	-	485
1.25%	-	16,188	121	-	2,481	3,808	-	478
1.30%	-	9,988	260	-	4,362	-	-	768
1.35%	-	24,294	-	-	4,857	-	-	-
1.40%	-	14,345	3	-	6,751	-	-	-
1.45%	-	975	-	-	193	-	-	-
1.50%	2,174	5,437	-	-	1,169	-	-	-
1.55%	-	9,339	-	-	2,827	-	-	-
1.60%	418	6,871	-	99	2,426	-	-	-
1.65%	1,830	3,440	-	-	1,165	-	-	-
1.70%	-	48	-	-	83	-	-	-
1.75%	1,294	2,843	189	1,438	141	-	336	-
1.80%	583	4,786	-	-	266	-	-	-
1.85%	-	2,193	-	-	347	-	-	-
1.90%	250	-	-	-	-	-	-	-
1.95%	1,071	1,109	-	-	783	-	-	-
2.00%	33	-	-	-	-	-	-	-
2.05%	1,215	-	-	-	21	-	-	-
2.10%	2,382	667	-	-	70	-	-	-
2.15%	-	2,096	-	-	-	-	-	-
2.20%	634	1,958	-	-	733	-	-	-
2.25%	-	15,073	-	-	-	4,223	-	-
2.35%	1,336	169	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	64	247	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	495	307	-	-	-	-	-	-

	$13,779	$454,577	$19,697	$1,610	$175,996	$8,031	$336	$24,108

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	DVMCSS	DVSCS	DCAP	DCAPS	DSC	DVIV	FCA2S	FHIBS

0.95%	$447	$76,685	$203,410	$-	$38	$21	$-	$-
1.00%	260	27,112	85,522	-	-	-	-	-
1.05%	-	3,087	22,889	-	-	-	-	-
1.10%	-	39,240	79,456	-	76	8	-	-
1.15%	-	21,542	43,268	-	-	12	-	-
1.20%	439	59,691	139,003	-	-	-	-	-
1.25%	-	13,126	16,664	-	28	-	-	-
1.30%	201	7,359	20,405	-	-	-	-	-
1.35%	317	30,850	24,180	-	-	-	-	-
1.40%	539	13,467	26,305	-	-	38	-	-
1.45%	-	3,789	2,216	-	-	-	-	-
1.50%	-	1,076	6,525	2,283	-	-	569	5,283
1.55%	66	1,521	4,580	-	188	-	-	-
1.60%	-	4,477	6,164	497	-	-	1,036	1,415
1.65%	12	2,143	6,242	3,636	-	-	-	3,391
1.70%	5	705	1,784	-	-	-	-	-
1.75%	-	1,627	3,013	789	-	-	-	1,978
1.80%	14	422	2,308	43	-	-	76	575
1.85%	-	1,146	523	-	-	-	-	-
1.90%	-	-	-	-	-	-	-	-
1.95%	13	547	844	2,249	-	-	421	4,338
2.00%	-	-	277	-	-	-	-	388
2.05%	-	1,561	565	3,121	-	-	265	7,945
2.10%	-	70	70	4,059	-	-	61	7,929
2.15%	-	-	-	-	-	-	156	-
2.20%	-	785	162	831	-	-	1,939	797
2.25%	-	3	2,686	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	383
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	1,593	-	-	-	723
2.50%	-	-	-	176	-	-	-	-
2.60%	-	-	-	1,733	-	-	149	894

	$2,313	$312,031	$699,061	$21,010	$330	$79	$4,672	$36,039

	FQB	FQBS	FVSS2	FCS	FNRS2	FEIS	FEI2	FF10S

0.95%	$252,433	$-	$-	$12,838	$46,272	$683,145	$-	$34,242
1.00%	69,007	-	-	1,231	23,267	325,952	-	11,308
1.05%	16,998	-	-	-	3,867	71,164	-	192
1.10%	120,539	-	-	96,126	25,378	311,159	-	9,519
1.15%	65,501	-	-	40,031	10,103	139,445	-	8,916
1.20%	185,973	-	-	3,604	47,465	448,778	-	21,189
1.25%	31,521	-	-	1,766	6,099	71,499	-	103
1.30%	42,112	-	-	2,547	4,248	80,915	-	15,673
1.35%	44,785	-	-	9	12,075	108,056	-	1,499
1.40%	51,565	-	-	-	8,542	103,012	-	3,300
1.45%	5,635	-	-	-	529	9,096	-	-
1.50%	7,851	9,335	1,481	-	1,497	23,438	19,268	1,071
1.55%	13,486	-	-	-	1,520	16,956	-	13
1.60%	27,266	2,653	324	-	1,554	37,028	4,013	324
1.65%	17,521	8,691	718	-	1,851	32,409	13,298	4,030
1.70%	4,413	-	-	-	15	4,293	-	37
1.75%	27,623	3,220	1,868	-	3,426	19,798	4,496	1,876
1.80%	8,274	629	14	-	2,185	13,115	5,635	111
1.85%	2,793	-	-	-	561	3,828	-	-
1.90%	-	1,698	-	-	104	721	5,086	-
1.95%	2,103	10,350	1,561	-	518	48	9,953	37
2.00%	533	490	71	-	200	431	123	-
2.05%	1,278	11,226	1,349	-	109	2,198	5,992	-
2.10%	204	4,869	96	-	-	-	6,494	-
2.15%	87	5,088	-	-	-	11	-	-
2.20%	189	2,787	1,180	-	-	1,208	6,831	-
2.25%	1,422	-	-	-	-	17,293	-	-
2.35%	-	369	-	-	-	-	330	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	126	-	-	-	-	1,107	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	1,784	862	-	-	-	6,498	-

	$1,001,112	$63,315	$9,524	$158,152	$201,385	$2,524,996	$89,124	$113,440

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FGOS	FGS	FG2

0.95%	$-	$37,458	$-	$16,814	$-	$314	$568,001	$-
1.00%	-	18,271	-	20,007	-	-	306,302	-
1.05%	-	5,340	-	1,966	-	-	60,329	-
1.10%	-	17,906	-	14,722	-	9,632	219,980	-
1.15%	-	10,915	-	9,627	-	2,008	94,124	-
1.20%	-	27,837	-	12,379	-	11	360,226	-
1.25%	243	770	661	2,557	2,819	16	60,288	-
1.30%	-	3,874	-	5,070	-	86	69,717	-
1.35%	-	4,771	-	2,435	-	-	56,676	-
1.40%	-	5,964	-	933	-	-	50,613	-
1.45%	-	468	-	-	-	-	6,667	-
1.50%	-	2,402	-	-	-	-	26,797	9,685
1.55%	-	1,611	-	-	-	-	10,968	-
1.60%	-	-	-	-	-	-	11,755	2,116
1.65%	-	353	-	-	-	-	21,187	6,943
1.70%	-	-	-	-	-	-	3,683	-
1.75%	-	-	-	-	-	-	8,958	4,592
1.80%	-	-	-	15	-	-	5,610	289
1.85%	-	706	-	-	-	-	3,880	-
1.90%	-	-	-	-	-	-	601	1,411
1.95%	-	-	-	-	-	-	3,976	2,745
2.00%	-	-	-	-	-	-	165	818
2.05%	-	-	-	127	-	-	3,352	4,782
2.10%	-	-	-	-	-	-	406	4,713
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	-	-	-	512	6,430
2.25%	932	-	2,013	-	2,194	-	3,878	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	1,320
2.50%	-	-	-	-	-	-	-	192
2.60%	-	-	-	-	-	-	-	1,836

	$1,175	$138,646	$2,674	$86,652	$5,013	$12,067	$1,958,651	$47,872

	FHIS	FHISR	FIGBS	FMCS	FMC2	FOS	FO2R	FOSR

0.95%	$123,224	$107,794	$142,987	$119,937	$-	$51,746	$-	$76,531
1.00%	64,302	27,354	38,883	36,720	-	33,468	-	22,223
1.05%	18,524	6,647	10,265	5,050	-	8,382	-	5,821
1.10%	43,163	24,958	35,586	47,175	-	11,144	-	35,256
1.15%	21,971	15,509	27,359	19,792	-	5,065	-	15,758
1.20%	65,847	240,411	106,481	84,669	-	29,642	-	60,014
1.25%	9,152	6,641	14,853	4,411	6,384	4,769	-	10,183
1.30%	15,460	21,567	24,248	14,542	-	3,993	-	8,058
1.35%	16,604	20,960	13,365	16,004	-	2,427	-	9,843
1.40%	11,094	8,485	16,606	17,739	-	1,877	-	20,006
1.45%	878	2,595	621	1,125	-	978	-	1,407
1.50%	4,057	2,014	3,013	2,796	11,692	2,233	5,459	1,616
1.55%	2,433	295	3,906	1,241	-	359	-	2,273
1.60%	3,610	2,279	4,433	5,581	4,141	160	5,047	1,722
1.65%	4,478	2,249	2,023	10,056	17,646	1,485	9,367	3,239
1.70%	84	667	1,210	-	-	23	-	125
1.75%	4,280	577	8,894	513	4,882	253	1,800	2,294
1.80%	872	1,177	3,578	1,228	1,382	223	461	2,154
1.85%	217	205	276	277	-	-	-	707
1.90%	-	-	-	120	1,572	-	484	-
1.95%	11	-	-	521	9,891	-	8,721	26
2.00%	-	14	-	148	4,403	-	1,435	71
2.05%	-	-	-	-	9,021	406	1,808	436
2.10%	-	-	-	-	15,317	-	3,753	-
2.15%	-	-	-	-	-	-	-	-
2.20%	1,094	331	68	417	3,208	827	4,387	592
2.25%	-	-	20,265	-	19,294	-	-	-
2.35%	-	-	-	-	648	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	2,358	-	775	-
2.50%	-	-	-	-	1,408	-	-	-
2.60%	-	-	-	-	1,472	-	773	-

	$411,355	$492,729	$478,920	$390,062	$114,719	$159,460	$44,270	$280,355

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	FVSS	FTVIS2	FTVRD2	FTVSV2	FTVDM2	TIF2	FTVGI2	FTVFA2

0.95%	$37,279	$126,561	$-	$42,647	$9,774	$18,467	$94,891	$19,560
1.00%	12,515	75,677	-	12,284	3,826	7,239	28,507	5,784
1.05%	3,380	13,502	-	1,969	450	834	4,642	1,766
1.10%	18,477	81,349	-	16,614	3,174	4,320	24,995	3,360
1.15%	9,059	27,101	-	11,022	2,343	4,010	16,389	4,233
1.20%	26,730	193,481	-	36,189	7,890	10,558	62,893	22,940
1.25%	4,198	16,465	7,391	8,411	2,306	2,823	5,533	2,258
1.30%	4,300	55,866	-	2,981	1,083	10,435	12,756	4,270
1.35%	4,583	47,623	-	5,873	1,716	1,468	12,369	3,323
1.40%	8,053	40,433	-	3,996	1,815	5,169	9,689	3,375
1.45%	898	3,061	-	684	613	9	407	696
1.50%	173	5,896	-	677	207	539	1,217	-
1.55%	625	1,517	-	797	464	58	1,364	18
1.60%	6,352	9,012	-	2,097	2,631	1,904	2,256	7,915
1.65%	1,728	23,187	-	3,321	456	152	6,640	-
1.70%	505	901	-	264	-	-	317	-
1.75%	1,135	6,107	-	769	859	201	4,098	-
1.80%	315	7,299	-	592	18	-	1,778	126
1.85%	1,379	1,758	-	228	86	83	1,007	278
1.90%	-	-	-	-	51	-	-	-
1.95%	2,281	872	-	-	17	333	949	624
2.00%	-	-	-	-	129	-	-	-
2.05%	510	55	-	-	191	-	-	33
2.10%	274	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	32	389	-	1	-	-	280	-
2.25%	524	7,289	3,563	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

	$145,305	$745,401	$10,954	$151,416	$40,099	$68,602	$292,977	$80,559

	AMTB	AMGP	AMCG	AMTP	AMFAS	AMSRS	OVIGS	OVGR

0.95%	$47,360	$-	$20	$-	$3,831	$33,872	$381	$3,260
1.00%	18,710	-	-	-	1,151	14,066	46	343
1.05%	4,888	-	-	-	561	5,876	-	-
1.10%	39,308	-	-	-	1,554	11,365	161	19,543
1.15%	19,408	-	-	-	1,188	3,428	129	12,592
1.20%	82,599	-	96	-	1,571	36,972	48	559
1.25%	7,016	-	3	-	732	1,510	46	519
1.30%	4,219	-	-	-	480	840	107	260
1.35%	10,369	-	-	-	1,396	149	-	151
1.40%	6,286	-	-	-	1,426	951	43	-
1.45%	415	-	-	-	-	27	-	-
1.50%	2,779	-	-	-	1,197	188	135	-
1.55%	444	-	-	-	-	1,783	-	-
1.60%	984	670	1,093	408	1,261	1,143	-	-
1.65%	3,876	-	-	-	1,079	282	1,192	-
1.70%	41	-	-	-	-	676	-	-
1.75%	1,567	3,365	3,507	372	692	773	-	-
1.80%	1,415	-	-	-	188	42	-	-
1.85%	80	-	-	-	-	304	-	-
1.90%	4	-	-	-	1,973	1	-	-
1.95%	1,986	-	-	-	623	708	-	-
2.00%	191	-	-	-	325	-	-	-
2.05%	288	-	-	-	243	-	-	-
2.10%	2,520	-	-	-	46	70	-	-
2.15%	-	-	-	-	730	-	-	-
2.20%	724	-	-	-	179	8	-	-
2.25%	4,964	-	-	-	-	771	-	5
2.35%	67	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	49	-	-	-

	$262,508	$4,035	$4,719	$780	$22,475	$115,805	$2,288	$37,232

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	OVGS	OVGSS	OVGI	OVGIS	OVSC	OVSCS	OVAG	OVSB

0.95%	$286,800	$-	$298,113	$-	$38,421	$-	$178,582	$20,042
1.00%	73,753	-	171,698	-	12,829	-	83,230	2,714
1.05%	14,057	-	24,137	-	1,603	-	17,038	1,142
1.10%	147,922	-	125,448	-	10,991	-	92,851	2,748
1.15%	63,247	-	64,437	-	5,339	-	43,315	736
1.20%	242,743	-	197,196	-	23,859	-	113,461	11,974
1.25%	38,049	-	37,944	-	2,060	2,157	31,895	714
1.30%	32,231	-	31,404	-	2,747	-	12,525	2,420
1.35%	59,738	-	47,908	-	6,490	-	26,725	9,435
1.40%	63,802	-	40,499	-	3,676	-	21,535	2,336
1.45%	4,053	-	8,282	-	330	-	3,113	134
1.50%	14,889	4,394	11,904	9,590	563	-	4,336	683
1.55%	9,917	-	7,762	-	3,047	-	1,404	135
1.60%	26,700	732	6,483	2,284	573	-	3,170	-
1.65%	20,865	2,482	15,834	14,572	6,775	-	10,191	163
1.70%	1,719	-	1,549	-	423	-	822	-
1.75%	14,850	3,242	10,376	5,989	2,018	-	1,629	81
1.80%	11,852	2,003	7,020	970	60	-	3,183	-
1.85%	1,505	-	680	-	480	-	785	-
1.90%	4,092	-	1,096	1,294	-	-	1,431	-
1.95%	3,215	4,517	75	3,093	-	-	62	-
2.00%	3,694	-	288	58	-	-	-	-
2.05%	6,867	1,365	224	1,528	-	-	44	30
2.10%	2,576	2,447	-	2,971	-	-	-	-
2.15%	1,005	1,330	-	-	-	-	-	-
2.20%	5,191	1,900	1,359	1,140	-	-	1,086	987
2.25%	-	-	4,581	-	-	-	1	-
2.35%	-	1,191	-	577	-	-	-	-
2.40%	15	-	-	-	-	-	-	-
2.45%	84	10	-	-	-	-	-	-
2.50%	212	-	-	-	-	-	-	-
2.60%	1,411	104	-	711	-	-	-	-

	$1,157,054	$25,717	$1,116,297	$44,777	$122,284	$2,157	$652,414	$56,474

	OVSBS	PMVAAD	PMVFAD	PMVLAD	PMVRRA	PMVTRA	PMVTRD	PMVEBD

0.95%	$-	$21,913	$10,974	$87,694	$997	$1,258	$60,850	$477
1.00%	-	4,463	3,514	30,114	25	33	19,404	129
1.05%	-	1,191	1,360	10,934	-	-	3,712	-
1.10%	-	7,810	2,923	31,551	5,103	10,717	21,589	43
1.15%	-	3,112	1,557	20,161	3,428	4,516	18,066	46
1.20%	-	16,436	14,772	146,709	124	407	25,514	452
1.25%	226	974	755	7,777	57	-	2,791	-
1.30%	-	520	15,475	19,831	431	148	2,886	-
1.35%	-	3,041	3,082	16,020	-	-	4,586	61
1.40%	-	2,118	2,002	17,241	-	-	7,118	-
1.45%	-	735	88	264	-	-	54	-
1.50%	5,624	184	83	4,906	-	-	910	-
1.55%	-	320	250	2,230	-	-	2,320	168
1.60%	2,872	256	-	9,459	-	-	1,954	-
1.65%	20,673	-	285	2,342	-	-	894	-
1.70%	-	-	-	41	-	-	182	-
1.75%	3,423	-	-	2,512	-	-	169	-
1.80%	353	-	-	4,533	-	-	-	-
1.85%	-	-	-	962	-	-	583	-
1.90%	104	-	-	52	-	-	-	-
1.95%	6,747	66	-	656	-	-	1,276	-
2.00%	107	-	-	-	-	-	-	-
2.05%	1,617	-	-	92	-	-	-	-
2.10%	6,344	-	-	-	-	-	140	-
2.15%	-	-	-	-	-	-	-	-
2.20%	1,973	-	-	1,952	-	-	8	-
2.25%	266	-	-	5,328	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	255	-	-	-	-	-	-	-
2.50%	835	-	-	-	-	-	-	-
2.60%	1,123	-	-	-	-	-	-	-

	$52,542	$63,139	$57,120	$423,361	$10,165	$17,079	$175,006	$1,376

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	PVGIB	ACEG2	ACC2	ACEG	AVGI	AVCE2	IVKEI1	IVHS

0.95%	$-	$1,260	$-	$70	$61	$-	$641	$365
1.00%	-	600	-	-	-	-	-	-
1.05%	-	1,622	-	-	-	-	-	-
1.10%	-	1,138	-	82	27	-	1,007	3,148
1.15%	-	1,909	-	126	-	-	355	505
1.20%	-	2,508	-	-	-	-	-	25
1.25%	175	90	-	-	-	-	168	-
1.30%	-	-	-	132	-	-	117	-
1.35%	-	1,036	-	-	123	-	37	-
1.40%	-	13	-	2	-	-	1,120	-
1.45%	-	-	-	-	-	-	-	-
1.50%	-	5,878	23,068	-	-	1,599	-	-
1.55%	-	41	-	-	430	-	18	-
1.60%	-	256	4,684	-	-	335	-	-
1.65%	-	2,020	15,619	-	-	392	-	-
1.70%	-	-	-	-	-	-	680	-
1.75%	-	2,017	8,164	-	-	433	-	-
1.80%	-	943	2,260	-	-	30	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	-	112	1,143	-	-	852	-	-
1.95%	-	5,887	18,124	-	-	2,125	-	-
2.00%	-	1,107	1,769	-	-	-	-	-
2.05%	-	3,390	4,503	-	-	2,210	-	-
2.10%	-	1,566	7,412	-	-	1,762	-	-
2.15%	-	3,142	3,982	-	-	-	-	-
2.20%	-	3,968	5,910	-	-	370	-	-
2.25%	-	125	-	-	-	-	-	-
2.35%	-	299	446	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	101	-	-	-	1,201	-	-
2.50%	-	-	254	-	-	183	-	-
2.60%	-	426	2,992	-	-	-	-	-

	$175	$41,454	$100,330	$412	$641	$11,492	$4,143	$4,043

	IVRE	VYDS	ROCMC	RVARS	SBLD	SBLJ	SBLN	SBLO

0.95%	$170	$2,466	$25	$778	$-	$-	$38	$416
1.00%	-	7,107	15	513	-	-	-	25
1.05%	-	478	-	-	-	-	-	-
1.10%	1,268	11,246	3,472	696	1,428	1,495	2,083	2,045
1.15%	1,710	1,250	3,164	26	1,266	251	470	731
1.20%	6	7,921	46	1,152	95	-	40	780
1.25%	5	1,780	41	33	-	-	76	-
1.30%	7	2,290	-	79	9	32	182	-
1.35%	-	347	-	961	-	-	-	-
1.40%	-	1,130	-	11	-	-	-	-
1.45%	-	-	-	-	-	-	-	-
1.50%	-	659	-	22	-	-	-	-
1.55%	-	622	-	-	-	-	-	-
1.60%	-	2,313	-	-	-	-	-	-
1.65%	-	222	-	-	-	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

	$3,166	$39,831	$6,763	$4,271	$2,798	$1,778	$2,889	$3,997

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	SBLP	SBLQ	SBLV	SBLX	SBLY	TRHS2	VWHAS	VWEM

0.95%	$141	$303	$1,032	$-	$-	$180,756	$18,164	$80,633
1.00%	-	18	31	-	-	73,279	7,135	30,561
1.05%	-	-	-	-	-	8,587	1,326	9,244
1.10%	2,376	4,973	11,476	2,195	279	45,281	6,032	26,686
1.15%	537	4,048	9,834	6	-	37,897	2,468	14,343
1.20%	-	15	619	-	-	76,161	14,234	57,262
1.25%	1	48	236	-	135	14,448	1,901	5,007
1.30%	93	234	104	-	-	12,771	572	17,324
1.35%	-	-	-	-	-	32,915	3,109	13,521
1.40%	-	-	-	-	-	17,404	1,417	4,218
1.45%	-	-	-	-	-	1,062	-	905
1.50%	-	-	-	-	-	2,222	744	6,207
1.55%	-	-	-	-	-	7,983	282	1,116
1.60%	-	-	-	-	-	5,015	695	1,127
1.65%	-	-	-	-	-	4,887	325	1,459
1.70%	-	-	-	-	-	779	15	87
1.75%	-	-	-	-	-	5,602	95	1,777
1.80%	-	-	-	-	-	949	23	1,249
1.85%	-	-	-	-	-	1,132	51	186
1.90%	-	-	-	-	-	253	112	-
1.95%	-	-	-	-	-	4,195	20	518
2.00%	-	-	-	-	-	183	-	-
2.05%	-	-	-	-	-	513	153	14
2.10%	-	-	-	-	-	1,591	-	68
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	-	-	504	212	1,166
2.25%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	71	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	355	-	-

	$3,148	$9,639	$23,332	$2,201	$414	$536,795	$59,085	$274,678

	VWHA	WRASP	WRBP	WRBDP	WRCEP	WRDIV	WRENG	WRGBP

0.95%	$80,651	$481,306	$168,107	$213,820	$368,415	$55,610	$16,879	$16,490
1.00%	32,182	42,784	3,980	8,639	15,464	2,664	834	507
1.05%	7,259	9,663	937	1,978	1,879	95	24	-
1.10%	20,917	560,078	182,271	263,993	463,077	60,577	30,631	15,195
1.15%	12,315	276,350	104,315	107,962	209,018	32,097	13,724	5,723
1.20%	50,245	128,526	7,001	7,043	14,031	1,867	1,546	723
1.25%	5,958	38,956	9,464	16,379	22,631	3,483	2,000	999
1.30%	8,089	22,144	1,905	2,097	3,961	645	632	23
1.35%	11,819	43,870	6,939	6,399	16,520	4,454	702	15
1.40%	13,778	86,815	32,499	34,616	50,152	5,064	1,595	2,225
1.45%	278	29,128	9,417	8,762	21,444	3,311	1,364	162
1.50%	2,239	17,810	1,897	15,426	16,424	1,174	108	2,494
1.55%	1,510	51,050	14,389	14,039	32,833	6,316	3,820	1,756
1.60%	2,137	29,455	11,359	16,223	20,508	4,382	1,852	75
1.65%	1,651	17,616	4,088	8,028	8,436	628	180	111
1.70%	39	2,433	518	1,714	734	347	31	337
1.75%	1,060	3,301	1,281	2,052	716	-	-	-
1.80%	2,820	4,922	1,732	2,565	4,335	760	1,151	-
1.85%	690	4,482	3,154	611	4,658	123	366	-
1.90%	-	36	14	128	134	-	-	-
1.95%	114	4,758	548	1,132	895	-	-	-
2.00%	-	1,711	1,792	1,809	2,569	-	-	-
2.05%	82	104	1	4	-	3	100	-
2.10%	-	104	54	61	96	-	375	-
2.15%	-	-	108	512	-	-	-	-
2.20%	217	796	-	-	-	-	-	-
2.25%	101	2,386	166	2,205	1,523	46	1	11
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	183	-	-	-	-	-	-	-

	$256,334	$1,860,584	$567,936	$738,197	$1,280,453	$183,646	$77,915	$46,846

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	WRGNR	WRGP	WRHIP	WRIP	WRI2P	WRLTBP	WRMIC	WRMCG

0.95%	$36,264	$356,784	$287,153	$87,406	$40,920	$13,651	$14,346	$50,170
1.00%	517	12,641	24,246	2,049	394	554	121	1,337
1.05%	192	678	2,173	565	53	-	172	569
1.10%	50,139	430,667	345,256	112,396	44,488	23,784	20,016	65,139
1.15%	17,547	201,424	137,772	41,730	22,115	6,541	7,536	26,954
1.20%	3,124	16,285	25,403	5,576	2,591	19	1,745	7,416
1.25%	3,048	18,772	19,034	3,468	1,837	252	733	2,875
1.30%	274	4,894	2,020	1	-	297	274	929
1.35%	1,452	18,336	8,207	2,759	1,913	1,243	1,428	2,391
1.40%	8,248	52,626	33,228	13,416	4,053	7,285	1,518	8,532
1.45%	2,342	25,218	12,893	4,487	983	2,449	434	2,852
1.50%	2,477	17,656	11,447	4,042	3,403	212	93	3,309
1.55%	6,256	31,156	29,456	9,664	4,893	4,903	728	5,414
1.60%	2,312	22,493	23,823	4,769	1,465	429	1,019	3,127
1.65%	758	13,457	3,079	1,685	811	-	15	1,387
1.70%	430	1,970	1,742	594	266	-	89	778
1.75%	-	2,078	87	-	24	-	-	36
1.80%	1,096	3,999	2,053	781	573	-	-	713
1.85%	300	3,956	3,459	1,502	49	-	721	1,243
1.90%	5	136	11	22	-	-	-	4
1.95%	105	414	6,538	772	113	597	52	66
2.00%	222	860	2,484	1,405	105	8	-	328
2.05%	-	-	4	1	1	-	-	1
2.10%	47	52	548	-	-	-	-	-
2.15%	-	154	-	-	-	-	-	-
2.20%	-	-	58	-	-	-	-	-
2.25%	650	1,973	1,351	4,307	-	-	-	974
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

	$137,805	$1,238,679	$983,525	$303,397	$131,050	$62,224	$51,040	$186,544

	WRMMP	WRRESP	WRSTP	WRSCP	WRSCV	WRVP	SVOF	WFVSCG

0.95%	$68,919	$24,450	$249,746	$159,481	$16,373	$121,909	$-	$20,871
1.00%	2,834	1,189	5,226	2,144	1,383	965	-	10,000
1.05%	2,022	23	1,144	579	33	540	-	2,893
1.10%	46,645	31,357	326,510	195,490	30,274	196,055	-	6,691
1.15%	27,115	11,243	118,290	82,539	10,474	104,598	-	3,409
1.20%	1,116	2,056	14,211	9,557	1,046	5,641	366	24,141
1.25%	2,749	1,188	8,590	7,904	1,763	7,232	-	3,291
1.30%	247	288	2,974	751	215	196	-	1,078
1.35%	1,504	4,161	16,053	9,596	2,633	6,637	-	5,203
1.40%	4,064	2,068	40,986	23,564	3,596	28,468	-	2,786
1.45%	2,812	107	8,772	4,697	1,356	10,555	-	98
1.50%	1,117	188	6,113	5,310	350	11,264	-	270
1.55%	2,368	3,459	30,114	14,882	2,316	12,081	-	622
1.60%	1,828	883	18,497	7,369	1,484	13,036	499	2,043
1.65%	641	753	4,101	2,799	564	6,016	-	6,956
1.70%	45	-	264	420	178	1,255	-	164
1.75%	24	-	612	55	-	583	2,824	4
1.80%	5,482	235	4,461	3,484	52	2,197	-	273
1.85%	-	49	4,153	3,986	183	2,344	-	93
1.90%	32	-	-	11	-	30	-	123
1.95%	188	103	380	368	-	924	-	29
2.00%	120	-	1,088	606	-	784	-	-
2.05%	-	-	1	1	1	1	-	149
2.10%	-	-	107	52	-	75	-	-
2.15%	-	-	102	-	-	112	-	-
2.20%	-	-	-	-	-	-	-	-
2.25%	1,467	259	188	1,130	77	1,229	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

	$173,339	$84,059	$862,683	$536,775	$74,351	$534,727	$3,689	$91,187

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	OVGS3	FTVDM3	TIF3	FTVGI3	HIBF3	GEM3	GEM6	GIG3

0.95%	$80,177	$6,075	$9,238	$46,727	$27,537	$20,481	$-	$18,449
1.00%	20,108	2,067	3,793	14,241	7,996	5,921	-	8,275
1.05%	3,966	236	457	2,466	1,953	1,177	-	1,668
1.10%	35,931	1,656	2,430	12,516	9,656	9,632	-	6,333
1.15%	18,392	1,414	1,730	8,476	3,866	8,697	-	3,626
1.20%	67,689	4,374	5,200	31,877	20,150	16,004	-	15,332
1.25%	10,358	1,168	1,301	3,221	5,811	2,420	-	1,322
1.30%	9,829	585	5,219	6,971	6,626	2,124	-	2,389
1.35%	12,600	895	858	6,041	8,449	5,498	-	3,384
1.40%	15,147	866	2,628	5,122	4,735	3,053	-	1,611
1.45%	998	303	9	244	364	425	-	246
1.50%	4,960	74	262	772	368	718	313	406
1.55%	1,589	222	30	1,537	529	773	-	550
1.60%	8,158	2,170	957	1,368	627	1,025	52	878
1.65%	5,393	229	45	3,591	1,987	377	244	255
1.70%	638	-	-	325	30	30	-	18
1.75%	3,997	412	116	2,024	123	938	280	683
1.80%	1,915	9	-	921	458	143	23	264
1.85%	523	41	41	1,087	49	148	-	106
1.90%	1,485	25	-	-	-	-	37	-
1.95%	1,720	8	164	1,839	-	241	291	25
2.00%	749	62	-	-	-	102	-	-
2.05%	3,063	93	-	-	1	123	276	248
2.10%	921	-	-	138	-	-	150	-
2.15%	481	-	-	-	-	-	-	-
2.20%	2,348	-	-	118	13	-	368	183
2.25%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	341	-	-	-	-	-	91	-
2.50%	109	-	-	-	-	-	-	-
2.60%	742	-	-	-	-	-	65	-

	$314,327	$22,984	$34,478	$151,622	$101,328	$80,050	$2,190	$66,251

	NVMIG3	GVDIV3	GVDIV6

0.95%	$54,581	$7,531	$-
1.00%	25,615	2,004	-
1.05%	4,561	590	-
1.10%	13,728	3,031	-
1.15%	5,767	2,830	-
1.20%	34,800	8,487	-
1.25%	6,016	491	626
1.30%	6,202	3,647	-
1.35%	5,611	902	-
1.40%	6,210	705	-
1.45%	981	55	-
1.50%	4,953	136	460
1.55%	464	206	-
1.60%	1,225	997	12
1.65%	1,389	189	596
1.70%	130	26	-
1.75%	423	327	55
1.80%	734	561	-
1.85%	139	286	-
1.90%	31	-	-
1.95%	296	5	83
2.00%	4	15	-
2.05%	15	61	185
2.10%	-	-	123
2.15%	20	-	-
2.20%	265	168	143
2.25%	18	-	-
2.35%	-	-	10
2.40%	-	-	-
2.45%	-	-	-
2.50%	-	-	-
2.60%	-	-	4

	$174,178	$33,250	$2,297

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2014 and 2013, total transfers to the Account from the fixed account were $23,919,648 and $29,240,877, respectively, and total transfers from the Account to the fixed account were $69,196,597 and $100,476,292, respectively. Transfers from the Account to the fixed account, and transfers to the Account from the fixed account are included in transfers between subaccounts (including fixed account), net, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $3,231,775 and $5,243,303 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2014 and 2013, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2014.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2014:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$5,801,454,801	$ -	$ -	$5,801,454,801

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2014 are as follows:

	Purchases of Investments	Sales of Investments
VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)	$199,425	$10,493
Variable Insurance Funds - Equity Income VIF (BBGI)	24,691	27,923
Global Allocation V.I. Fund - Class III (MLVGA3)	7,243,302	7,593,312
VIP Small Cap Value Series: Service Class (DWVSVS)	1,809,323	249,843
Stock Index Fund, Inc. - Initial Shares (DSIF)	13,605,712	42,551,541
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)	4,366,073	5,259,566
Socially Responsible Growth Fund Inc - Service Shares (DSRGS)	21,834	19,618
Floating-Rate Income Fund (ETVFR)	8,676,656	417,835
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)	77,620	50,445
VA International Equity Fund (HVIE)	17,842	52,178
VA Situs Fund (HVSIT)	312,614	870,429
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)	102,331	66,127
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)	444,687	657,560
Mid Cap Value Portfolio: Class 1 (JPMMV1)	3,410,594	3,807,944
Balanced Portfolio: Service Shares (JABS)	4,430	7,535
Forty Portfolio: Service Shares (JACAS)	28,819,691	13,988,466
Global Technology Portfolio: Service Shares (JAGTS)	3,823,440	7,473,456
Overseas Portfolio: Service Shares (JAIGS)	11,254,842	13,730,735
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)	1,627,053	319,873
Investors Growth Stock Series - Service Class (MIGSC)	12,433	30,866
Mid Cap Growth Series - Service Class (MMCGSC)	161,697	262,383
New Discovery Series - Service Class (MNDSC)	1,743,954	2,755,383
Value Series - Service Class (MVFSC)	3,166,540	7,160,511
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)	5,144,012	2,845,054
Core Plus Fixed Income Portfolio - Class I (MSVFI)	5,090,403	2,906,964
Core Plus Fixed Income Portfolio - Class II (MSVF2)	68,441	40,809
Emerging Markets Debt Portfolio - Class I (MSEM)	488,350	1,292,395
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)	6,296	2,365
U.S. Real Estate Portfolio - Class I (MSVRE)	61,477	147,970
American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)	89,586	238
American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)	99,590	9,979
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	20,138,738	22,166,911
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)	340,162	538,687
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	5,043,164	5,056,330
American Funds NVIT Bond Fund - Class II (GVABD2)	844,570	2,592,910
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	1,148,894	4,527,064
American Funds NVIT Growth Fund - Class II (GVAGR2)	1,895,989	10,496,491
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	2,939,640	2,374,563
Federated NVIT High Income Bond Fund - Class I (HIBF)	32,285,335	12,283,277
NVIT Emerging Markets Fund - Class I (GEM)	23,243,576	3,512,860
NVIT Emerging Markets Fund - Class II (GEM2)	440,538	83,978
NVIT International Equity Fund - Class I (GIG)	20,866,430	3,161,704

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)	$3,546	$6,975
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	13,209,779	12,568,235
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	489,916	2,406,233
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)	593,667	232,952
NVIT Cardinal Balanced Fund - Class II (NVCRB2)	1,697,168	2,344,074
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)	1,346,819	1,537,645
NVIT Cardinal Conservative Fund - Class II (NVCCN2)	4,351,855	3,608,982
NVIT Cardinal Moderate Fund - Class II (NVCMD2)	2,821,997	4,625,506
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)	2,290,628	1,319,451
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)	1,083,597	1,705,346
NVIT Core Bond Fund - Class I (NVCBD1)	3,113,251	2,349,948
NVIT Core Bond Fund - Class II (NVCBD2)	15,905	93,173
NVIT Core Plus Bond Fund - Class II (NVLCP2)	1,790,688	1,852,114
NVIT Nationwide Fund - Class I (TRF)	2,159,574	13,688,250
NVIT Nationwide Fund - Class II (TRF2)	29,788	227,413
NVIT Government Bond Fund - Class I (GBF)	11,675,165	30,855,941
NVIT Government Bond Fund - Class II (GBF2)	175,412	797,973
American Century NVIT Growth Fund - Class I (CAF)	3,414,350	4,959,154
NVIT International Index Fund - Class VIII (GVIX8)	1,057,518	704,568
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	4,684,362	10,101,123
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	1,714,606	1,183,139
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	712,397	438,920
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	3,395,785	7,889,677
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	5,021,089	29,512,395
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	2,795,461	15,501,336
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	2,969,991	8,616,887
NVIT Mid Cap Index Fund - Class I (MCIF)	7,929,407	15,654,325
NVIT Money Market Fund - Class I (SAM)	86,334,891	77,598,938
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)	53,625,012	4,869,525
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)	9,532,053	1,283,660
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)	484,777	37,392
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	6,333,759	8,329,406
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)	29,603	111,051
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	5,074,286	5,312,757
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)	399,527	660,834
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	14,533,341	17,921,770
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)	1,319,878	1,410,101
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	18,423,957	9,438,490
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	7,557,850	9,140,699
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)	90,173	82,185
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	10,570,632	17,787,079
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)	86,030	203,053
NVIT Multi-Manager Small Company Fund - Class I (SCF)	16,955,362	15,892,564
NVIT Multi-Manager Small Company Fund - Class II (SCF2)	320,480	321,670
NVIT Multi-Sector Bond Fund - Class I (MSBF)	3,971,638	6,192,104
NVIT Short Term Bond Fund - Class II (NVSTB2)	4,172,285	5,503,501
NVIT Large Cap Growth Fund - Class I (NVOLG1)	44,725,629	61,142,201
NVIT Large Cap Growth Fund - Class II (NVOLG2)	1,066,434	1,813,372
Templeton NVIT International Value Fund - Class III (NVTIV3)	1,028,697	1,161,686
Invesco NVIT Comstock Value Fund - Class I (EIF)	3,949,845	8,195,084
NVIT Real Estate Fund - Class I (NVRE1)	29,907,401	12,714,086
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)	1,296,334	322,014
NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)	9,362	2,759
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)	152,515	38,136
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)	70,410	16,968
NVIT Small Cap Index Fund Class II (NVSIX2)	1,270,709	715,480
NVIT S&P 500 Index Fund Class II (GVEX2)	5,949,521	917,138
VPS Growth and Income Portfolio - Class B (ALVGIB)	23,410	141,825
VPS Large Cap Growth Portfolio: Class B (ALVPGB)	266	155,568
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)	3,675,516	4,967,266
VP Income & Growth Fund - Class I (ACVIG)	5,518,082	10,305,299
VP Income & Growth Fund - Class II (ACVIG2)	15,681	658,819
VP Inflation Protection Fund - Class II (ACVIP2)	3,900,496	10,964,350
VP International Fund - Class I (ACVI)	99,143	254,234
VP International Fund - Class III (ACVI3)	2,769	25,324
VP Mid Cap Value Fund - Class I (ACVMV1)	5,306,200	3,890,454
VP Mid Cap Value Fund - Class II (ACVMV2)	73,385	55,525
VP Ultra(R) Fund - Class I (ACVU1)	70	337
VP Value Fund - Class I (ACVV)	93,094	407,059
Mid Cap Stock Portfolio- Service Shares (DVMCSS)	771,418	168,826
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	2,596,087	6,182,688
Appreciation Portfolio - Initial Shares (DCAP)	3,976,315	12,259,049
Appreciation Portfolio - Service Shares (DCAPS)	64,065	216,744
Opportunistic Small Cap Portfolio: Initial Shares (DSC)	1,208	23,749
International Value Portfolio - Initial Shares (DVIV)	129	3,575
Managed Tail Risk Fund II: Service Shares (FCA2S)	55,800	40,570
High Income Bond Fund II - Service Shares (FHIBS)	258,920	410,993
Quality Bond Fund II - Primary Shares (FQB)	5,002,998	14,343,811
Quality Bond Fund II - Service Shares (FQBS)	156,102	677,451
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)	32,483	291,713
VIP Contrafund(R) Portfolio - Service Class (FCS)	557,897	1,441,495
VIP Energy Portfolio - Service Class 2 (FNRS2)	4,584,123	5,720,640
VIP Equity-Income Portfolio - Service Class (FEIS)	10,514,600	32,242,148
VIP Equity-Income Portfolio - Service Class 2 (FEI2)	236,441	786,436
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)	1,294,714	2,488,938
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)	7,348	15,997
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)	2,860,826	2,762,167
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)	5,660	14,830
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)	1,864,461	1,953,286

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)	13,576	40,645
Fidelity VIP III Growth Opp - Service Class (FGOS)	64,606	240,396
VIP Growth Portfolio - Service Class (FGS)	8,948,943	26,637,796
VIP Growth Portfolio - Service Class 2 (FG2)	217,547	647,447
VIP High Income Portfolio - Service Class (FHIS)	2,139,741	5,302,313
VIP High Income Portfolio - Service Class R (FHISR)	6,722,530	33,692,469
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)	2,948,961	7,741,890
VIP Mid Cap Portfolio - Service Class (FMCS)	3,543,556	8,230,612
VIP Mid Cap Portfolio - Service Class 2 (FMC2)	311,346	1,130,145
VIP Overseas Portfolio - Service Class (FOS)	232,839	2,083,614
VIP Overseas Portfolio - Service Class 2 R (FO2R)	111,347	608,557
VIP Overseas Portfolio - Service Class R (FOSR)	1,715,133	5,351,328
VIP Value Strategies Portfolio - Service Class (FVSS)	2,151,531	4,209,273
Franklin Income Securities Fund - Class 2 (FTVIS2)	9,888,498	8,349,533
Rising Dividends Securities Fund - Class 2 (FTVRD2)	35,121	117,021
Small Cap Value Securities Fund - Class 2 (FTVSV2)	1,767,726	3,778,633
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)	6,548,314	1,832,954
Templeton Foreign Securities Fund - Class 2 (TIF2)	10,733,060	1,676,917
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)	44,043,097	5,040,143
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	3,029,787	1,316,718
Short Duration Bond Portfolio - I Class Shares (AMTB)	2,512,320	9,678,978
Guardian Portfolio - I Class Shares (AMGP)	38,425	6,628
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	108,956	106,512
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	335	3,749
Small-Cap Growth Portfolio - S Class Shares (AMFAS)	1,503,550	1,593,577
Socially Responsive Portfolio - I Class Shares (AMSRS)	662,185	2,117,957
International Growth Fund/VA- Service Shares (OVIGS)	514,662	2,535
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	134,029	364,984
Global Securities Fund/VA - Non-Service Shares (OVGS)	89,034,049	16,127,030
Global Securities Fund/VA - Service Class (OVGSS)	77,633	278,020
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	3,145,300	14,210,184
Main Street Fund(R)/VA - Service Class (OVGIS)	131,471	375,366
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)	4,705,275	3,676,982
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)	27,625	19,336
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)	3,729,784	12,299,296
Global Strategic Income Fund/VA: Non-service Shares (OVSB)	1,791,864	1,560,306
Global Strategic Income Fund/VA: Service Shares (OVSBS)	153,088	384,980
All Asset Portfolio - Advisor Class (PMVAAD)	2,066,563	1,327,655
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)	750,164	1,715,417
Low Duration Portfolio - Advisor Class (PMVLAD)	6,704,380	12,777,935
Real Return Portfolio - Administrative Class (PMVRRA)	90,361	179,164
Total Return Portfolio - Administrative Class (PMVTRA)	234,223	377,078
Total Return Portfolio - Advisor Class (PMVTRD)	2,669,571	6,836,596
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)	705,558	524,401
VT Growth & Income Fund: Class IB (PVGIB)	421	1,595
VI American Franchise Fund - Series II Shares (ACEG2)	1,136,207	2,378,948
VI Comstock Fund - Series II Shares (ACC2)	83,253	1,595,159
VI American Franchise Fund - Series I Shares (ACEG)	1,601	37,370
Van Kampen V.I. Value Opportunities Fund: Series II Shares (AVBV2)	-	12
VI Core Equity Fund - Series I Shares (AVGI)	614	42,981
VI Core Equity Fund - Series II Shares (AVCE2)	19,682	123,472
VI Equity and Income Fund - Series I Shares (IVKEI1)	22,610	7,844
Invesco V.I. Global Health Care - Series I (IVHS)	129,918	50,721
Invesco V.I. Global Real Estate Fund - Series I (IVRE)	43,240	52,088
Diversified Stock Fund Class A Shares (VYDS)	66,787	820,857
Royce Capital Micro-Cap Inv (ROCMC)	65,134	143,964
Variable Fund - Multi-Hedge Strategies (RVARS)	329,014	48,186
Guggenheim VT World Equity Income (SBLD)	41,367	24,160
Guggenheim VT StylePlus Mid Growth - Series J (SBLJ)	10,159	26,068
Series N (Managed Asset Allocation Series) (SBLN)	97,016	99,739
Guggenheim VT All Cap Value - Series O (SBLO)	3,100	18,756
Guggenheim VT High Yield - Series P (SBLP)	74,198	97,940
Guggenheim VT Small Cap Value - Series Q (SBLQ)	110,126	233,903
Guggenheim VT Mid Cap Value - Series V (SBLV)	78,387	387,331
Guggenheim VT StylePlus Small Growth - Series X (SBLX)	66,384	67,371
Guggenheim VT StylePlus Large Growth - Series Y (SBLY)	3,243	14,281
Health Sciences Portfolio - II (TRHS2)	18,977,101	14,162,148
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)	3,414,992	2,333,621
VIP Trust Emerging Markets Fund - Initial Class (VWEM)	5,911,802	6,662,169
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	60,702	4,987,315
Variable Insurance Portfolios - Asset Strategy (WRASP)	22,967,232	28,704,790
Variable Insurance Portfolios - Balanced (WRBP)	7,329,298	6,136,203
Variable Insurance Portfolios - Bond (WRBDP)	5,929,480	10,715,906
Variable Insurance Portfolios - Core Equity (WRCEP)	18,163,728	17,928,492
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)	2,199,430	3,449,564
Variable Insurance Portfolios - Energy (WRENG)	1,503,021	1,605,179
Variable Insurance Portfolios - Global Bond (WRGBP)	1,497,091	623,394
Variable Insurance Portfolios - Global Natural Resources (WRGNR)	419,315	2,747,281
Variable Insurance Portfolios - Growth (WRGP)	21,143,650	17,900,063
Variable Insurance Portfolios - High Income (WRHIP)	14,248,283	21,694,277
Variable Insurance Portfolios - International Growth (WRIP)	3,325,141	4,731,119
Variable Insurance Portfolios - International Core Equity (WRI2P)	2,038,530	2,055,341
Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)	1,142,828	1,160,545
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)	917,484	1,385,367
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)	2,330,163	2,752,906
Variable Insurance Portfolios - Money Market (WRMMP)	7,928,036	9,926,908
Variable Insurance Portfolios - Real Estate Securities (WRRESP)	1,427,328	1,344,871
Variable Insurance Portfolios - Science and Technology (WRSTP)	7,232,087	13,214,446
Variable Insurance Portfolios - Small Cap Growth (WRSCP)	6,239,166	7,936,020

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

Variable Insurance Portfolios - Small Cap Value (WRSCV)		$1,339,225	$1,846,724
Variable Insurance Portfolios - Value (WRVP)		7,797,560	7,527,692
Advantage VT Opportunity Fund - Class 2 (SVOF)		413	48,048
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)		2,647,412	3,118,469
Global Securities Fund/VA - Class 3 (obsolete) (OVGS3)		377,144	85,033,815
Templeton Developing Markets Securities Fund - Class 3 (obsolete) (FTVDM3)		1,055,171	7,087,005
Templeton Foreign Securities Fund - Class 3 (obsolete) (TIF3)		1,133,382	10,900,542
Templeton Global Bond Securities Fund - Class 3 (obsolete) (FTVGI3)		137,163	43,393,127
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)		1,550,855	30,211,214
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)		286,947	24,108,283
NVIT Emerging Markets Fund - Class VI (obsolete) (GEM6)		37,587	444,801
NVIT International Equity Fund - Class III (obsolete) (GIG3)		542,285	19,918,672
NVIT Multi-Manager International Growth Fund - Class III (obsolete) (NVMIG3)		776,114	52,082,574
NVIT Multi-Manager International Value Fund - Class III (obsolete) (GVDIV3)		260,980	9,498,778
NVIT Multi-Manager International Value Fund - Class VI (obsolete) (GVDIV6)		34,464	491,608

	Total	$1,077,861,475	$1,429,908,268

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2014, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2014. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owner’s equity presented below may not agree to the contract owner’s equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)
2014	0.95% to 1.35%	51,236	$11.65 to $ 11.52	$592,854	0.38%	3.22% to 2.80%
2013	0.95% to 1.35%	35,956	11.28 to 11.21	403,981	0.42%	10.87% to 10.42%
2012	0.95% to 1.25%	2,307	10.18 to 10.16	23,439	0.10%	1.78% to 1.58%	****
Variable Insurance Funds - Equity Income VIF (BBGI)
2014	0.95% to 1.55%	36,540	13.75 to 12.69	489,305	2.02%	3.09% to 2.47%
2013	0.95% to 1.55%	37,098	13.33 to 12.39	483,022	1.12%	16.63% to 15.92%
2012	0.95% to 1.55%	67,944	11.43 to 10.69	759,483	0.99%	13.19% to 12.51%
2011	0.95% to 1.55%	78,794	10.10 to 9.50	779,932	1.01%	-4.94% to -5.52%
2010	0.95% to 1.65%	123,387	10.63 to 9.96	1,280,950	1.19%	10.87% to 10.08%
Global Allocation V.I. Fund - Class III (MLVGA3)
2014	0.95% to 2.20%	2,646,248	15.65 to 14.56	40,919,274	2.12%	0.96% to -0.31%
2013	0.95% to 2.20%	2,928,689	15.50 to 14.61	44,950,725	1.11%	13.33% to 11.90%
2012	0.95% to 2.20%	2,743,720	13.68 to 13.05	37,242,186	1.47%	8.92% to 7.54%
2011	0.95% to 2.20%	2,904,957	12.56 to 12.14	36,272,862	2.51%	-4.55% to -5.76%
2010	0.95% to 2.20%	2,250,841	13.16 to 12.88	29,496,902	1.53%	8.72% to 7.35%
VIP Small Cap Value Series: Service Class (DWVSVS)
2014	0.95% to 2.20%	159,355	12.83 to 12.56	2,036,318	0.23%	4.62% to 3.29%
2013	0.95% to 1.75%	40,006	12.26 to 12.20	489,913	0.00%	22.64% to 21.97%	****
Stock Index Fund, Inc. - Initial Shares (DSIF)
2014	0.95% to 2.20%	14,157,172	24.48 to 13.87	328,171,439	1.74%	12.35% to 10.93%
2013	0.95% to 2.25%	15,756,466	21.79 to 11.78	325,787,636	1.83%	30.77% to 29.06%
2012	0.95% to 2.25%	18,017,028	16.66 to 9.13	285,760,237	2.02%	14.64% to 13.13%
2011	0.95% to 2.25%	21,028,413	14.54 to 8.07	291,539,265	1.79%	0.91% to -0.41%
2010	0.95% to 2.25%	25,036,633	14.40 to 8.10	344,641,183	1.80%	13.75% to 12.26%
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
2014	0.95% to 2.20%	2,276,820	20.16 to 11.74	44,404,027	1.06%	12.37% to 10.96%
2013	0.95% to 2.05%	2,492,466	17.94 to 10.82	43,320,669	1.27%	33.07% to 31.59%
2012	0.95% to 2.05%	2,809,210	13.48 to 8.22	36,750,060	0.84%	10.91% to 9.67%
2011	0.95% to 2.05%	3,319,842	12.16 to 7.50	39,202,256	0.90%	-0.06% to -1.16%
2010	0.95% to 2.25%	3,796,404	12.16 to 6.35	44,919,292	0.90%	13.73% to 12.23%
Socially Responsible Growth Fund Inc - Service Shares (DSRGS)
2014	1.50% to 2.60%	4,991	17.26 to 14.97	83,782	0.95%	11.43% to 10.19%
2013	1.50% to 2.60%	5,273	15.48 to 13.58	79,374	1.08%	31.99% to 30.51%
2012	1.50% to 2.60%	5,926	11.73 to 10.41	67,889	0.54%	10.02% to 8.79%
2011	1.50% to 2.60%	7,281	10.66 to 9.57	75,087	0.69%	-0.86% to -1.96%
2010	1.50% to 2.60%	8,596	10.76 to 9.76	90,116	0.71%	12.83% to 11.57%
Floating-Rate Income Fund (ETVFR)
2014	0.95% to 1.40%	812,642	9.94 to 9.91	8,066,420	1.92%	-0.64% to -1.21%	****
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
2014	0.95% to 1.35%	19,341	11.87 to 11.74	228,557	0.04%	2.96% to 2.54%
2013	0.95% to 1.35%	16,917	11.53 to 11.45	194,340	0.06%	12.49% to 12.03%
2012	0.95% to 1.35%	212	10.25 to 10.22	2,167	0.00%	2.47% to 2.19%	****
VA International Equity Fund (HVIE)
2014	0.95% to 1.20%	7,583	11.49 to 11.37	86,763	1.79%	-7.57% to -7.81%
2013	0.95% to 1.20%	10,484	12.43 to 12.33	129,902	1.35%	21.74% to 21.43%
2012	0.95% to 1.20%	9,241	10.21 to 10.16	94,163	1.52%	12.95% to 12.66%
2011	0.95% to 1.20%	7,372	9.04 to 9.01	66,604	1.12%	-12.39 % to -12.61%
2010	0.95% to 1.20%	477	10.32 to 10.32	4,922	0.00%	3.20% to 3.15%	****
VA Situs Fund (HVSIT)
2014	0.95% to 1.75%	35,280	17.07 to 16.50	599,234	0.57%	-2.99% to -3.78%
2013	0.95% to 1.75%	71,516	17.60 to 17.15	1,253,758	0.30%	30.67% to 29.61%
2012	0.95% to 1.60%	49,252	13.47 to 13.28	660,955	0.00%	21.46% to 20.66%
2011	0.95% to 1.60%	35,238	11.09 to 11.00	390,053	0.02%	-1.85% to -2.49%
2010	0.95% to 1.20%	1,356	11.30 to 11.29	15,316	0.00%	12.96% to 12.91%	****
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)
2014	0.95% to 1.75%	27,245	13.11 to 12.83	355,494	0.00%	3.18% to 2.35%
2013	0.95% to 1.75%	27,191	12.70 to 12.53	344,396	0.69%	27.24% to 26.22%
2012	0.95% to 1.20%	1,240	9.98 to 9.97	12,360	0.00%	-0.18% to -0.35%	****
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
2014	0.95% to 2.45%	83,158	14.09 to 13.53	1,163,228	0.00%	6.67% to 5.05%
2013	0.95% to 2.20%	98,422	13.21 to 12.93	1,293,616	0.24%	35.31% to 33.60%
2012	0.95% to 2.20%	116,100	9.76 to 9.68	1,131,369	0.00%	-2.36% to -3.20%	****
Mid Cap Value Portfolio: Class 1 (JPMMV1)
2014	0.95% to 2.20%	812,154	26.53 to 23.17	21,157,794	0.79%	14.01% to 12.58%
2013	0.95% to 2.20%	870,361	23.27 to 20.58	19,889,406	1.04%	31.04% to 29.39%
2012	0.95% to 2.20%	865,697	17.76 to 15.91	15,095,036	1.01%	19.23% to 17.72%
2011	0.95% to 2.20%	724,335	14.89 to 13.51	10,633,454	1.29%	1.19% to -0.08%
2010	0.95% to 2.20%	817,428	14.72 to 13.53	11,891,483	1.22%	22.28% to 20.74%
Balanced Portfolio: Service Shares (JABS)
2014	1.25%	3,847	21.66	83,322	1.51%	6.89%
2013	1.25%	4,117	20.26	83,415	2.06%	18.31%
2012	1.25%	4,547	17.13	77,878	2.53%	11.95%
2011	1.25%	4,875	15.23	74,580	2.33%	0.09%
2010	1.25%	7,409	15.28	113,236	2.54%	6.80%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Forty Portfolio: Service Shares (JACAS)
2014	0.95% to 2.25%	5,834,092	$22.91 to $ 13.00	$90,055,321	0.03%	7.44% to 6.03%
2013	0.95% to 2.25%	6,674,039	14.73 to 12.26	96,052,947	0.59%	29.64% to 27.94%
2012	0.95% to 2.25%	8,117,046	16.58 to 9.58	90,254,217	0.56%	22.68% to 21.07%
2011	0.95% to 2.25%	9,423,318	9.26 to 7.91	85,603,175	0.24%	-7.86% to -9.03%
2010	0.95% to 2.25%	12,264,933	10.05 to 8.70	121,067,434	0.22%	5.47% to 4.08%
Global Technology Portfolio: Service Shares (JAGTS)
2014	0.95% to 2.20%	3,717,902	8.03 to 6.64	29,175,387	0.00%	8.31% to 6.94%
2013	0.95% to 2.20%	4,420,916	7.41 to 6.21	32,082,981	0.00%	34.10% to 32.41%
2012	0.95% to 2.20%	5,219,721	5.53 to 4.69	28,306,341	0.00%	18.01% to 16.52%
2011	0.95% to 2.20%	3,262,667	4.68 to 4.03	15,067,549	0.00%	-9.62% to -10.66%
2010	0.95% to 2.20%	3,870,859	5.18 to 4.51	19,788,975	0.00%	23.22% to 21.66%
Overseas Portfolio: Service Shares (JAIGS)
2014	0.95% to 2.20%	4,980,693	13.27 to 10.98	64,553,443	5.74%	-12.93% to -14.04%
2013	0.95% to 2.20%	5,797,336	15.24 to 12.77	86,421,163	3.05%	13.20% to 11.77%
2012	0.95% to 2.20%	7,024,388	13.46 to 11.42	92,636,043	0.75%	12.10% to 10.68%
2011	0.95% to 2.20%	3,758,384	12.01 to 10.32	44,427,214	0.37%	-32.98% to -33.83%
2010	0.95% to 2.20%	4,560,947	17.92 to 15.60	80,556,813	0.54%	23.83% to 22.27%
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
2014	0.95% to 1.55%	119,098	9.48 to 9.44	1,127,190	3.07%	-5.24% to -5.63%	****
Investors Growth Stock Series - Service Class (MIGSC)
2014	1.25% to 2.25%	9,428	19.92 to 17.73	187,482	0.28%	9.72% to 8.61%
2013	1.25% to 2.25%	10,895	18.15 to 16.32	197,500	0.42%	28.43% to 27.13%
2012	1.25% to 2.25%	12,260	14.13 to 12.84	173,051	0.23%	15.22% to 14.05%
2011	1.25% to 2.25%	13,950	12.27 to 11.26	170,920	0.26%	-1.88% to -0.88%
2010	1.25% to 2.25%	15,259	12.37 to 11.47	188,641	0.30%	10.79% to 9.58%
Mid Cap Growth Series - Service Class (MMCGSC)
2014	1.50% to 2.60%	76,594	15.32 to 13.29	1,122,629	0.00%	6.93% to 5.74%
2013	1.50% to 2.60%	91,207	14.33 to 12.57	1,255,615	0.00%	35.16% to 33.65%
2012	1.50% to 2.60%	110,539	10.60 to 9.40	1,128,495	0.00%	14.67% to 13.39%
2011	1.50% to 2.60%	135,789	9.24 to 8.29	1,214,048	0.00%	-7.57% to -8.60%
2010	1.50% to 2.60%	175,231	10.00 to 9.07	1,703,470	0.00%	27.27% to 25.85%
New Discovery Series - Service Class (MNDSC)
2014	0.95% to 2.45%	137,537	13.14 to 17.93	1,994,989	0.00%	-8.37% to -9.76%
2013	0.95% to 2.45%	254,247	14.34 to 19.87	3,970,427	0.00%	39.88% to 37.76%
2012	0.95% to 2.20%	102,754	10.25 to 14.82	1,380,983	0.00%	2.52% to 18.23%	****
2011	1.50% to 2.60%	58,141	13.43 to 12.05	750,462	0.00%	-11.83% to -12.82%
2010	1.50% to 2.60%	84,336	15.23 to 13.82	1,241,335	0.00%	33.90% to 32.41%
Value Series - Service Class (MVFSC)
2014	0.95% to 2.60%	2,197,403	17.45 to 18.78	38,562,182	1.32%	9.16% to 7.34%
2013	0.95% to 2.60%	2,507,162	15.99 to 17.49	40,457,138	1.00%	34.31% to 32.07%
2012	0.95% to 2.60%	2,700,096	11.90 to 13.25	32,507,119	1.44%	14.78% to 12.86%
2011	0.95% to 2.60%	2,989,414	10.37 to 11.74	31,521,123	1.26%	-1.41% to -3.05%
2010	0.95% to 2.60%	3,299,060	10.52 to 12.11	35,605,645	1.35%	10.16% to 8.33%
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2014	0.95% to 2.60%	1,049,003	15.24 to 14.1	15,833,143	1.83%	0.17% to -1.50%
2013	0.95% to 2.60%	907,244	15.22 to 14.31	13,708,791	1.42%	26.42% to 24.32%
2012	0.95% to 2.60%	627,398	12.04 to 11.51	7,513,001	1.42%	14.83% to 12.91%
2011	0.95% to 2.60%	491,546	10.48 to 10.19	5,136,625	0.94%	-2.71% to -4.33%
2010	0.95% to 2.00%	94,481	10.77 to 10.70	1,017,244	0.00%	7.75% to 6.99%	****
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2014	0.95% to 2.20%	330,800	13.37 to 11.97	4,304,578	3.70%	6.83% to 5.48%
2013	0.95% to 1.85%	163,990	12.51 to 11.67	2,009,490	3.80%	-1.26% to -2.16%
2012	0.95% to 1.95%	207,420	12.67 to 11.84	2,585,027	4.70%	8.40% to 7.30%
2011	0.95% to 1.95%	274,506	11.69 to 11.04	3,167,075	3.46%	4.65% to 3.59%
2010	0.95% to 1.85%	332,360	11.17 to 10.71	3,677,059	6.41%	6.13% to 5.16%
Core Plus Fixed Income Portfolio - Class II (MSVF2)
2014	1.50% to 2.60%	61,442	13 to 11.41	764,445	2.81%	5.95% to 4.77%
2013	1.50% to 2.60%	58,862	12.27 to 10.89	693,444	3.46%	-2.07% to -3.17%
2012	1.50% to 2.60%	59,721	12.53 to 11.24	721,725	4.41%	7.55% to 6.35%
2011	1.50% to 2.60%	62,432	11.65 to 10.57	704,601	3.47%	3.83% to 2.67%
2010	1.50% to 2.60%	66,721	11.22 to 10.30	728,272	3.93%	5.26% to 4.08%
Emerging Markets Debt Portfolio - Class I (MSEM)
2014	0.95% to 2.15%	180,466	29.56 to 29.03	6,240,026	5.39%	1.95% to 0.71%
2013	0.95% to 2.15%	213,062	28.99 to 28.83	7,231,044	4.01%	-9.62% to -10.71%
2012	0.95% to 2.15%	259,118	32.08 to 32.29	9,825,853	2.85%	16.84% to 15.42%
2011	0.95% to 2.15%	306,681	27.45 to 27.97	9,974,415	3.54%	6.02% to 4.74%
2010	0.95% to 2.15%	377,508	25.90 to 26.71	11,612,180	4.15%	8.70% to 7.39%
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio - Class I (MSVMG)
2014	1.60% to 1.75%	3,677	14.25 to 13.93	51,298	0.00%	0.34% to 0.18%
2013	1.60% to 1.75%	3,737	14.20 to 13.91	52,021	0.37%	35.29% to 35.08%
2012	1.60% to 1.75%	4,783	10.50 to 10.30	49,287	0.00%	6.95% to 6.78%
2011	1.60% to 1.75%	4,859	9.82 to 9.64	46,886	0.28%	-8.60% to -8.74%
2010	1.60% to 1.75%	6,496	10.74 to 10.57	68,671	0.00%	30.20% to 30.00%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
U.S. Real Estate Portfolio - Class I (MSVRE)
2014	1.60% to 1.75%	22,531	$45.81 to $ 40.8	$1,010,087	1.47%	27.65% to 27.45%
2013	1.60% to 1.75%	24,549	35.89 to 32.01	855,806	1.19%	0.42% to 0.27%
2012	1.60% to 1.75%	27,707	35.74 to 31.93	953,958	0.86%	13.98% to 13.80%
2011	1.60% to 1.75%	29,336	31.36 to 28.06	884,976	0.83%	4.23% to 4.07%
2010	1.60% to 1.75%	35,233	30.08 to 26.96	1,021,191	1.42%	27.89% to 27.69%
American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)
2014	0.95% to 1.00%	8,915	9.96 to 9.96	88,798	1.67%	-0.39% to -0.41%	****
American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)
2014	0.95% to 1.55%	8,825	10.16 to 10.13	89,574	2.10%	1.58% to 1.29%	****
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2014	0.95% to 2.25%	6,143,389	23.25 to 21.58	141,441,257	1.96%	12.04% to 10.57%
2013	0.95% to 2.25%	7,014,850	20.75 to 19.51	144,368,536	1.82%	30.65% to 28.93%
2012	0.95% to 2.25%	8,204,277	15.89 to 15.14	129,473,465	0.94%	13.57% to 12.08%
2011	0.95% to 2.25%	9,880,961	13.99 to 13.50	137,560,150	1.55%	-0.31% to -1.61%
2010	0.95% to 2.25%	12,471,315	14.03 to 13.73	174,473,779	1.95%	12.39% to 10.91%
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
2014	1.50% to 2.60%	112,628	22.30 to 20.92	2,461,761	1.77%	11.25% to 10.01%
2013	1.50% to 2.60%	135,281	20.04 to 19.02	2,665,192	1.63%	29.70% to 28.25%
2012	1.50% to 2.60%	159,591	15.45 to 14.83	2,435,163	0.77%	12.73% to 11.46%
2011	1.50% to 2.60%	202,068	13.71 to 13.30	2,747,398	1.38%	-1.02% to -2.12%
2010	1.50% to 2.60%	256,614	13.85 to 13.59	3,535,740	1.29%	11.46% to 10.21%
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2014	0.95% to 2.20%	3,245,900	15.14 to 13.56	48,304,290	0.95%	3.99% to 2.68%
2013	0.95% to 2.20%	3,225,592	14.56 to 13.21	46,246,667	1.35%	22.11% to 20.57%
2012	0.95% to 2.20%	2,681,096	11.92 to 10.95	31,513,005	1.27%	14.61% to 13.17%
2011	0.95% to 2.20%	2,662,323	10.40 to 9.68	27,380,159	1.39%	-0.03% to -1.29%
2010	0.95% to 2.20%	3,070,605	10.40 to 9.81	31,664,338	1.47%	10.95% to 9.55%
American Funds NVIT Bond Fund - Class II (GVABD2)
2014	0.95% to 1.85%	1,158,387	12.15 to 11.23	13,871,458	1.21%	3.98% to 3.04%
2013	0.95% to 1.85%	1,315,739	11.68 to 10.89	15,176,840	1.59%	-3.50% to -4.38%
2012	0.95% to 1.90%	1,768,019	12.11 to 11.35	21,163,670	2.18%	3.97% to 2.97%
2011	0.95% to 2.00%	2,054,466	11.65 to 10.96	23,692,513	2.32%	4.72% to 3.62%
2010	0.95% to 2.20%	2,540,834	11.12 to 10.48	28,007,984	2.01%	4.98% to 3.66%
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2014	0.95% to 1.95%	1,373,880	16.01 to 14.66	21,632,871	0.69%	0.87% to -0.15%
2013	0.95% to 1.95%	1,583,720	15.87 to 14.69	24,775,951	0.38%	27.42% to 26.13%
2012	0.95% to 2.20%	1,659,885	12.46 to 11.45	20,435,727	0.84%	20.92% to 19.40%
2011	0.95% to 2.20%	1,877,500	10.30 to 9.59	19,135,209	0.98%	-10.17% to -11.30%
2010	0.95% to 2.15%	2,352,559	11.47 to 10.83	26,749,892	0.82%	10.24% to 8.91%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2014	0.95% to 2.05%	2,547,233	15.31 to 13.9	38,381,085	0.45%	7.04% to 5.85%
2013	0.95% to 2.05%	3,111,350	14.31 to 13.13	43,904,661	0.32%	28.38% to 26.95%
2012	0.95% to 2.05%	3,321,520	11.14 to 10.34	36,582,883	0.22%	16.28% to 14.99%
2011	0.95% to 2.05%	3,807,910	9.58 to 8.99	36,141,690	0.27%	-5.59% to -6.64%
2010	0.95% to 2.20%	4,103,841	10.15 to 9.57	41,328,804	0.16%	17.07% to 15.60%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2014	0.95% to 2.20%	1,516,576	13.85 to 12.57	20,751,976	0.81%	9.18% to 7.80%
2013	0.95% to 2.20%	1,473,478	12.69 to 11.66	18,495,773	1.07%	31.71% to 30.04%
2012	0.95% to 2.20%	1,267,595	9.63 to 8.96	12,103,085	1.03%	15.95% to 14.48%
2011	0.95% to 2.20%	1,374,546	8.31 to 7.83	11,339,347	0.99%	-3.16% to -4.38%
2010	0.95% to 2.05%	1,421,023	8.58 to 8.24	12,123,365	0.93%	9.92% to 8.70%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2014	0.95% to 2.20%	1,849,112	22.84 to 16.65	40,536,442	5.53%	1.58% to 0.29%
2013	0.95% to 2.20%	1,046,197	22.49 to 16.60	22,597,680	6.10%	6.06% to 4.72%
2012	0.95% to 2.20%	1,281,408	21.21 to 15.85	26,114,165	7.81%	13.47% to 12.03%
2011	0.95% to 2.20%	1,499,037	18.69 to 14.15	26,996,076	8.19%	2.83% to 1.54%
2010	0.95% to 2.20%	1,905,594	18.17 to 13.93	33,448,436	8.32%	12.08% to 10.67%
NVIT Emerging Markets Fund - Class I (GEM)
2014	0.95% to 2.05%	911,864	22.35 to 19.06	19,862,295	1.25%	-6.40% to -7.44%
2013	0.95% to 2.05%	38,605	23.88 to 20.60	906,322	1.15%	-0.21% to -1.32%
2012	0.95% to 2.05%	45,909	23.93 to 20.87	1,081,590	0.49%	16.10% to 14.81%
2011	0.95% to 2.05%	53,088	20.61 to 18.18	1,074,164	0.64%	-23.11% to -23.96%
2010	0.95% to 2.05%	70,785	26.81 to 23.91	1,861,155	0.06%	15.07% to 13.80%
NVIT Emerging Markets Fund - Class II (GEM2)
2014	1.50% to 2.60%	35,753	9.63 to 9.55	343,293	0.86%	-3.74% to -4.47%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT International Equity Fund - Class I (GIG)
2014	0.95% to 2.20%	1,577,345	$14.46 to $ 12.07	$22,322,359	2.91%	-1.39% to -2.64%
2013	0.95% to 2.05%	388,288	14.66 to 12.65	5,598,112	0.51%	16.71% to 15.42%
2012	0.95% to 2.20%	475,976	12.56 to 10.75	5,887,748	0.86%	14.51% to 13.06%
2011	0.95% to 2.20%	523,208	10.97 to 9.51	5,662,385	1.69%	-10.62% to -11.75%
2010	0.95% to 1.85%	62,717	12.28 to 11.18	754,976	0.80%	12.22% to 11.20%
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
2014	1.25%	6,515	8.97	58,424	3.79%	1.96%
2013	1.25%	7,039	9.15	64,384	0.45%	16.09%
2012	1.25%	13,008	7.88	102,496	0.62%	13.78%
2011	1.25%	12,973	6.92	89,837	1.20%	-11.12%
2010	1.25%	7,153	7.79	55,731	0.81%	11.62%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2014	0.95% to 2.20%	5,084,112	13.63 to 12.52	68,648,353	0.86%	5.59% to 4.25%
2013	0.95% to 2.20%	5,881,810	12.90 to 12.01	75,315,730	0.99%	42.45% to 40.66%
2012	0.95% to 2.20%	6,918,204	9.06 to 8.54	62,260,709	1.39%	15.83% to 14.36%
2011	0.95% to 2.20%	8,487,495	7.82 to 7.46	66,039,952	0.56%	-12.46% to -13.56%
2010	0.95% to 2.25%	10,221,217	8.93 to 8.62	90,975,125	0.19%	14.51% to 13.01%
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2014	0.95% to 1.75%	290,579	15.61 to 14.79	4,492,026	0.80%	9.55% to 8.67%
2013	0.95% to 1.75%	419,199	14.25 to 13.61	5,930,267	0.77%	37.45% to 36.34%
2012	0.95% to 1.75%	432,385	10.37 to 9.98	4,460,561	1.30%	10.44% to 9.54%
2011	0.95% to 1.75%	381,863	9.39 to 9.11	3,567,543	0.70%	-4.10% to -4.87%
2010	0.95% to 1.90%	318,693	9.79 to 9.53	3,107,996	0.70%	22.41% to 21.35%
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2010	2.20%	217	9.44	2,049	0.06%	20.85%
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2014	0.95% to 1.75%	274,908	13.15 to 12.46	3,577,545	2.09%	3.50% to 2.67%
2013	0.95% to 1.75%	262,726	12.70 to 12.13	3,307,973	1.30%	28.25% to 27.21%
2012	0.95% to 1.65%	228,694	9.91 to 9.58	2,250,854	0.91%	15.05% to 14.23%
2011	0.95% to 1.65%	306,028	8.61 to 8.39	2,622,892	1.96%	-7.27% to -7.92%
2010	0.95% to 1.40%	289,171	9.29 to 9.16	2,674,006	0.32%	13.86% to 13.44%
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2014	0.95% to 1.90%	804,875	12.99 to 12.19	10,348,189	2.23%	3.31% to 2.32%
2013	0.95% to 1.90%	884,824	12.58 to 11.91	11,034,496	1.66%	13.57% to 12.48%
2012	0.95% to 1.90%	860,739	11.08 to 10.59	9,459,005	1.50%	10% to 8.95%
2011	0.95% to 1.90%	806,397	10.07 to 9.72	8,066,520	2.42%	-2.28% to -3.22%
2010	0.95% to 1.75%	962,233	10.30 to 10.08	9,861,670	0.86%	9.36% to 8.47%
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2014	0.95% to 1.80%	485,410	13.24 to 12.5	6,351,578	2.40%	3.70% to 2.81%
2013	0.95% to 1.80%	523,330	12.77 to 12.16	6,608,536	1.56%	20.09% to 19.06%
2012	0.95% to 1.80%	550,198	10.63 to 10.21	5,798,672	1.28%	12.56% to 11.59%
2011	0.95% to 1.80%	581,248	9.45 to 9.15	5,454,426	2.27%	-4.36% to -5.18%
2010	0.95% to 1.80%	580,022	9.88 to 9.65	5,701,288	0.66%	11.32% to 10.37%
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2014	0.95% to 1.80%	666,519	12.25 to 11.57	8,020,213	2.23%	2.35% to 1.48%
2013	0.95% to 1.80%	626,630	11.97 to 11.41	7,404,662	1.79%	3.94% to 3.07%
2012	0.95% to 1.80%	684,120	11.51 to 11.06	7,789,099	1.62%	6.48% to 5.56%
2011	0.95% to 1.80%	876,996	10.82 to 10.48	9,416,711	2.39%	0.45% to -0.36%
2010	0.95% to 1.90%	807,699	10.77 to 10.49	8,651,582	1.24%	5.79% to 4.77%
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2014	0.95% to 1.80%	1,539,548	13.13 to 12.4	19,978,803	2.32%	3.58% to 2.69%
2013	0.95% to 1.80%	1,734,862	12.68 to 12.07	21,785,350	1.63%	16.69% to 15.68%
2012	0.95% to 1.80%	1,704,961	10.87 to 10.44	18,383,499	1.39%	11.30% to 10.34%
2011	0.95% to 1.80%	1,828,979	9.76 to 9.46	17,749,205	2.32%	-3.26% to -4.09%
2010	0.95% to 1.80%	1,912,124	10.09 to 9.86	19,202,888	0.84%	10.31% to 9.37%
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2014	0.95% to 1.90%	598,430	13.17 to 12.35	7,804,435	2.47%	3.57% to 2.58%
2013	0.95% to 1.60%	583,495	12.72 to 12.25	7,357,270	1.46%	23.10% to 22.29%
2012	0.95% to 1.60%	627,883	10.33 to 10.02	6,443,680	1.13%	13.49% to 12.75%
2011	0.95% to 2.00%	715,736	9.10 to 8.75	6,476,071	2.34%	-5.58% to -6.57%
2010	0.95% to 1.55%	703,800	9.64 to 9.48	6,757,246	0.60%	12.23% to 11.56%
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2014	0.95% to 1.85%	631,852	12.81 to 12.05	8,008,410	2.25%	3.09% to 2.16%
2013	0.95% to 1.85%	706,326	12.42 to 11.80	8,694,013	1.68%	10.18% to 9.18%
2012	0.95% to 1.85%	771,585	11.28 to 10.81	8,633,970	1.57%	9.00% to 8.00%
2011	0.95% to 1.95%	824,921	10.35 to 9.97	8,482,686	2.57%	-1.22% to -2.21%
2010	0.95% to 1.85%	798,523	10.47 to 10.22	8,326,251	1.01%	8.00% to 7.02%
NVIT Core Bond Fund - Class I (NVCBD1)
2014	0.95% to 1.70%	517,257	12.86 to 12.23	6,574,042	2.75%	4.06% to 3.27%
2013	0.95% to 1.95%	465,087	12.36 to 11.67	5,694,245	1.94%	-2.84% to -3.82%
2012	0.95% to 1.95%	720,113	12.72 to 12.14	9,086,612	3.11%	6.73% to 5.65%
2011	0.95% to 1.85%	766,295	11.92 to 11.53	9,086,373	3.14%	5.58% to 4.63%
2010	0.95% to 1.90%	722,330	11.29 to 11.01	8,117,766	2.70%	6.04% to 5.06%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Core Bond Fund - Class II (NVCBD2)
2014	1.50% to 2.50%	53,208	$12.17 to $ 11.37	$629,055	2.38%	3.11% to 2.06%
2013	1.50% to 2.50%	60,013	11.80 to 11.14	690,858	2.07%	-3.60% to -4.58%
2012	1.50% to 2.50%	76,022	12.24 to 11.67	913,159	2.73%	5.87% to 4.79%
2011	1.50% to 2.50%	79,379	11.57 to 11.14	904,698	2.90%	4.65% to 3.59%
2010	1.50% to 2.50%	72,196	11.05 to 10.75	789,449	2.52%	5.18% to 4.11%
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2014	0.95% to 1.65%	382,835	13.69 to 13.06	5,184,723	2.12%	3.89% to 3.15%
2013	0.95% to 1.65%	390,927	13.18 to 12.66	5,102,318	1.46%	-2.98% to -3.67%
2012	0.95% to 2.20%	468,113	13.58 to 12.80	6,304,056	2.12%	6.10% to 4.76%
2011	0.95% to 2.20%	463,061	12.80 to 12.22	5,887,019	2.49%	5.04% to 3.72%
2010	0.95% to 2.20%	307,535	12.18 to 11.78	3,728,394	2.46%	7.09% to 5.74%
NVIT Nationwide Fund - Class I (TRF)
2014	0.95% to 2.20%	5,723,696	20.46 to 13.09	115,085,837	1.15%	11.08% to 9.68%
2013	0.95% to 2.20%	6,330,688	18.42 to 11.93	114,704,338	1.31%	29.86% to 28.22%
2012	0.95% to 2.20%	7,146,201	14.19 to 9.31	99,844,793	1.38%	13.13% to 11.70%
2011	0.95% to 2.20%	8,372,529	12.54 to 8.33	103,533,162	1.12%	-0.42% to -1.68%
2010	0.95% to 2.20%	9,987,008	12.59 to 8.47	124,151,365	1.00%	12.37% to 10.96%
NVIT Nationwide Fund - Class II (TRF2)
2014	1.50% to 2.60%	19,202	17.05 to 14.79	311,516	0.85%	10.14% to 8.91%
2013	1.50% to 2.60%	31,548	15.48 to 13.58	468,595	1.03%	28.83% to 27.39%
2012	1.50% to 2.60%	35,483	12.02 to 10.66	410,807	1.15%	12.14% to 10.88%
2011	1.50% to 2.60%	45,677	10.72 to 9.61	475,742	0.86%	-1.12% to -2.23%
2010	1.50% to 2.60%	59,096	10.84 to 9.83	623,121	0.70%	11.53% to 10.28%
NVIT Government Bond Fund - Class I (GBF)
2014	0.95% to 2.25%	7,386,998	19.02 to 14.41	130,809,960	1.94%	3.58% to 2.22%
2013	0.95% to 2.25%	8,535,517	18.36 to 14.49	146,192,451	1.82%	-4.97% to -6.21%
2012	0.95% to 2.25%	10,447,542	19.32 to 15.46	188,677,693	2.07%	2.08% to 0.73%
2011	0.95% to 2.25%	12,293,357	18.93 to 15.34	217,827,584	2.89%	6.24% to 4.85%
2010	0.95% to 2.25%	15,180,960	17.82 to 14.63	253,606,247	2.91%	3.79% to 2.42%
NVIT Government Bond Fund - Class II (GBF2)
2014	1.50% to 2.60%	224,490	13.46 to 11.68	2,915,813	1.69%	2.75% to 1.60%
2013	1.50% to 2.60%	273,240	13.10 to 11.49	3,454,451	1.56%	-5.69% to -6.75%
2012	1.50% to 2.60%	336,649	13.89 to 12.32	4,533,019	1.73%	1.22% to 0.09%
2011	1.50% to 2.60%	438,421	13.72 to 12.31	5,851,405	2.55%	5.40% to 4.23%
2010	1.50% to 2.60%	626,493	13.02 to 11.81	7,945,256	2.60%	2.96% to 1.81%
American Century NVIT Growth Fund - Class I (CAF)
2014	0.95% to 2.05%	2,472,698	13.94 to 8.27	33,083,045	0.36%	10.27% to 9.05%
2013	0.95% to 2.05%	2,583,222	12.64 to 7.58	31,350,253	0.66%	28.51% to 27.08%
2012	0.95% to 2.05%	2,932,172	9.84 to 5.97	27,746,329	0.55%	12.94% to 11.68%
2011	0.95% to 2.05%	3,261,287	8.71 to 5.34	27,405,056	0.57%	-1.63% to -2.72%
2010	0.95% to 2.05%	3,600,445	8.86 to 5.49	30,828,620	0.63%	18.12% to 16.81%
NVIT International Index Fund - Class VIII (GVIX8)
2014	0.95% to 1.85%	412,989	10.15 to 9.38	4,139,415	2.96%	-7.08% to -7.92%
2013	0.95% to 1.85%	387,529	10.92 to 10.18	4,197,112	2.79%	19.86% to 18.77%
2012	0.95% to 1.85%	360,461	9.11 to 8.57	3,263,744	2.29%	17.09% to 16.02%
2011	0.95% to 1.85%	701,900	7.78 to 7.39	5,423,730	2.82%	-13.68% to -14.46%
2010	0.95% to 1.85%	345,841	9.02 to 8.64	3,107,704	1.98%	6.38% to 5.41%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2014	0.95% to 2.60%	2,070,090	20.27 to 16.31	40,593,019	1.62%	3.99% to 2.26%
2013	0.95% to 2.60%	2,356,559	19.50 to 15.95	44,506,142	1.62%	26.04% to 23.94%
2012	0.95% to 2.60%	2,595,098	15.47 to 12.87	38,966,073	1.51%	14.80% to 12.88%
2011	0.95% to 2.60%	2,902,862	13.47 to 11.40	38,059,017	1.80%	-4.84% to -6.42%
2010	0.95% to 2.60%	3,478,795	14.16 to 12.19	48,049,263	1.65%	13.54% to 11.65%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2014	0.95% to 1.80%	449,613	15.85 to 15.1	7,074,372	1.75%	3.59% to 2.70%
2013	0.95% to 1.80%	420,303	15.30 to 14.70	6,390,506	1.79%	12.35% 11.38%
2012	0.95% to 1.80%	377,590	13.62 to 13.20	5,119,938	1.82%	8.34% to 7.41%
2011	0.95% to 1.60%	349,250	12.57 to 12.35	4,375,034	2.15%	-0.07% to -0.73%
2010	0.95% to 1.60%	317,412	12.58 to 12.44	3,984,256	1.40%	8.77% to 8.06%
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2014	0.95% to 1.85%	107,897	18.11 to 17.2	1,937,760	1.91%	4.21% to 3.27%
2013	0.95% to 1.75%	94,238	17.38 to 16.73	1,626,597	1.96%	18.36% to 17.40%
2012	0.95% to 1.40%	70,337	14.68 to 14.44	1,029,188	1.65%	11.18% to 10.67%
2011	0.95% to 1.35%	73,171	13.21 to 13.06	963,988	1.97%	-1.87% to -2.27%
2010	0.95% to 1.35%	78,659	13.46 to 13.37	1,056,847	1.13%	10.97% to 10.52%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2014	0.95% to 2.60%	2,251,040	$14.84 to $ 11.94	$32,389,269	1.74%	2.90% to 1.19%
2013	0.95% to 2.60%	2,653,700	14.42 to 11.80	37,164,122	1.58%	3.84% to 2.11%
2012	0.95% to 2.60%	3,409,144	13.89 to 11.56	45,991,163	1.70%	4.17% to 2.43%
2011	0.95% to 2.60%	3,695,621	13.33 to 11.28	47,923,219	2.43%	1.95% to 0.26%
2010	0.95% to 2.60%	4,288,835	13.08 to 11.25	54,764,393	2.25%	4.89% to 3.14%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2014	0.95% to 2.60%	10,464,725	18.16 to 14.61	184,068,455	1.64%	4.18% to 2.45%
2013	0.95% to 2.60%	11,870,761	17.43 to 14.26	200,837,375	1.62%	15.52% to 13.60%
2012	0.95% to 2.60%	13,526,513	15.09 to 12.56	198,495,540	1.57%	9.76% to 7.92%
2011	0.95% to 2.60%	15,869,278	12.27 to 11.63	212,855,992	2.11%	-0.99% to -2.63%
2010	0.95% to 2.60%	19,697,426	12.39 to 11.95	267,407,824	1.95%	9.86% to 8.03%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2014	0.95% to 2.60%	4,924,918	19.54 to 15.73	92,865,838	1.64%	3.96% to 2.23%
2013	0.95% to 2.60%	5,587,916	18.80 to 15.38	101,518,872	1.64%	21.22% to 19.20%
2012	0.95% to 2.60%	6,299,513	15.51 to 12.91	94,676,446	1.54%	12.68% to 10.80%
2011	0.95% to 2.60%	7,590,233	13.76 to 11.65	101,570,285	2.00%	-3.05% to -4.67%
2010	0.95% to 2.60%	9,585,870	14.20 to 12.22	132,535,343	1.85%	11.76% to 9.90%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2014	0.95% to 2.60%	3,283,505	16.78 to 13.51	53,147,007	1.74%	3.74% to 2.02%
2013	0.95% to 2.60%	3,709,734	16.18 to 13.24	58,032,917	1.67%	9.45% to 7.62%
2012	0.95% to 2.60%	4,348,864	14.78 to 12.30	62,377,300	1.63%	7.01% to 5.22%
2011	0.95% to 2.60%	4,970,184	13.81 to 11.69	66,830,206	2.30%	1.09% to -0.59%
2010	0.95% to 2.60%	6,041,482	13.66 to 11.76	80,607,880	2.15%	7.49% to 5.70%
NVIT Mid Cap Index Fund - Class I (MCIF)
2014	0.95% to 2.20%	2,362,695	41.19 to 29.7	100,523,919	1.02%	8.38% to 7.01%
2013	0.95% to 2.20%	2,680,803	38.00 to 27.75	105,294,643	1.09%	31.78% to 30.12%
2012	0.95% to 2.20%	3,063,218	28.84 to 21.33	91,420,368	1.03%	16.35% to 14.88%
2011	0.95% to 2.20%	3,748,165	24.78 to 18.56	96,212,301	0.76%	-3.47% to -4.68%
2010	0.95% to 2.25%	4,548,842	25.67 to 16.69	121,160,598	1.24%	25.00% to 23.37%
NVIT Money Market Fund - Class I (SAM)
2014	0.95% to 2.60%	16,141,538	12.24 to 8.72	188,032,825	0.00%	-0.95% to -2.6%
2013	0.95% to 2.60%	15,167,273	12.36 to 8.96	179,273,814	0.00%	-0.95% to -2.60%
2012	0.95% to 2.60%	17,342,803	12.48 to 9.19	207,045,415	0.00%	0.95% to -2.61%
2011	0.95% to 2.60%	21,235,532	12.60 to 9.44	256,646,827	0.00%	-0.95% to -2.59%
2010	0.95% to 2.60%	22,936,653	12.72 to 9.69	280,127,960	0.00%	-0.95% to -2.60%
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2014	0.95% to 2.25%	2,436,877	18.54 to 10.8	44,798,766	1.54%	-1.95% to -3.24%
2013	0.95% to 1.25%	10,333	18.91 to 18.64	194,118	1.71%	20.21% to 19.85%
2012	1.10% to 1.10%	4,488	15.64 to 15.64	70,192	1.18%	14.58% to 14.58%
2011	1.10% to 1.15%	870	13.65 to 13.63	11,874	1.32%	-10.32% to -10.33%
2010	1.10% to 1.15%	896	15.22 to 15.20	13,636	0.86%	12.77% to 12.70%
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
2014	0.95% to 2.20%	814,889	9.05 to 8.97	7,363,608	1.77%	-9.52% to -10.30%	****
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
2014	1.50% to 2.60%	30,589	9.00 to 8.93	274,784	1.76%	-10.02% to -10.71%	****
2012	1.25%	179	11.79	2,112	0.12%	15.58%
2011	1.25%	195	10.20	1,990	1.53%	-17.46%
2010	1.25%	212	12.35	2,620	2.07%	4.56%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2014	0.95% to 2.60%	1,758,923	15.05 to 13.46	25,872,757	0.51%	9.39% to 7.56%
2013	0.95% to 2.60%	2,019,933	13.76 to 12.51	27,247,280	0.79%	33.46% to 31.24%
2012	0.95% to 2.60%	2,143,624	10.31 to 9.53	21,714,092	0.47%	15.25% to 13.32%
2011	0.95% to 2.60%	2,538,927	8.94 to 8.41	22,413,289	0.01%	-3.83% to -5.43%
2010	0.95% to 2.60%	3,235,185	3.42 to 8.89	29,745,990	0.06%	14.41% to 12.51%
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2014	1.50% to 2.60%	28,077	14.28 to 13.25	389,438	0.22%	8.50% to 7.28%
2013	1.50% to 2.60%	35,708	13.16 to 12.35	459,833	0.46%	32.40% to 30.92%
2012	1.50% to 2.60%	47,902	9.94 to 9.43	467,975	0.20%	14.39% to 13.11%
2011	1.50% to 2.60%	62,261	8.69 to 8.34	533,955	0.00%	-4.68% to -5.74%
2010	1.50% to 2.60%	97,408	9.12 to 8.85	880,856	0.00%	13.63% to 12.36%
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2014	0.95% to 2.20%	570,339	16.70 to 15.74	9,434,377	1.14%	9.47% to 8.09%
2013	0.95% to 2.25%	644,126	15.26 to 14.53	9,756,439	1.48%	34.15% to 32.39%
2012	0.95% to 2.25%	701,373	11.37 to 10.98	7,935,795	1.35%	16.69% to 15.15%
2011	0.95% to 2.25%	806,019	9.75 to 9.53	7,833,141	1.06%	-6.72% to -7.95%
2010	0.95% to 2.25%	978,492	10.45 to 10.36	10,227,148	0.51%	4.49% to 3.57%	****
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2014	0.95% to 2.60%	224,762	14.07 to 12.58	3,032,612	0.97%	9.20% to 7.38%
2013	0.95% to 2.60%	267,804	12.88 to 11.71	3,327,237	1.15%	33.74% to 31.52%
2012	0.95% to 2.60%	307,809	9.63 to 8.91	2,878,555	1.02%	16.47% to 14.53%
2011	0.95% to 2.60%	390,315	8.27 to 7.78	3,151,706	0.80%	-6.98% to -8.53%
2010	0.95% to 2.60%	510,297	8.89 to 8.50	4,463,463	0.50%	11.68% to 9.82%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2014	0.95% to 2.25%	5,597,305	$15.11 to $ 13.84	$83,720,346	0.00%	3.05% to 1.69%
2013	0.95% to 2.25%	6,491,418	14.66 to 13.61	94,365,577	0.00%	37.63% to 35.82%
2012	0.95% to 2.25%	7,505,685	10.66 to 10.02	79,409,521	0.00%	13.81% to 12.31%
2011	0.95% to 2.25%	9,057,308	9.36 to 8.92	84,331,712	0.00%	-5.14% to -6.38%
2010	0.95% to 2.25%	11,324,227	9.87 to 9.53	111,318,566	0.00%	25.61% to 23.97%
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2014	1.20% to 2.10%	459,141	14.60 to 13.73	6,667,108	0.00%	2.48% to 1.54%
2013	1.20% to 2.10%	521,017	14.25 to 13.53	7,388,276	0.00%	36.94% to 35.70%
2012	1.20% to 2.10%	549,050	10.40 to 9.97	5,689,561	0.00%	13.27% to 12.23%
2011	1.20% to 2.10%	641,306	9.18 to 8.88	5,872,533	0.00%	-5.60% to -6.45%
2010	1.20% to 2.10%	828,610	9.73 to 9.49	8,045,704	0.00%	24.95% to 23.81%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2014	0.95% to 2.20%	4,045,766	17.86 to 16.41	71,328,188	1.36%	15.91% to 14.45%
2013	0.95% to 2.20%	4,472,473	15.41 to 14.34	68,139,925	1.16%	34.39% to 32.69%
2012	0.95% to 2.20%	5,061,320	11.46 to 10.80	57,485,284	1.08%	15.24% to 13.78%
2011	0.95% to 2.20%	6,072,780	9.95 to 9.50	59,973,772	0.78%	-3.25% to -4.47%
2010	0.95% to 2.25%	7,386,826	10.28 to 9.93	75,555,521	1.29%	18.50% to 16.94%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2014	0.95% to 2.20%	1,063,211	23.51 to 19.27	24,295,051	0.00%	1.83% to 0.55%
2013	0.95% to 2.20%	1,285,895	23.08 to 19.16	28,872,405	0.00%	42.92% to 41.12%
2012	0.95% to 2.20%	1,396,829	16.15 to 13.58	22,006,733	0.00%	12.36% to 10.94%
2011	0.95% to 2.20%	1,683,899	14.38 to 12.24	23,650,834	0.00%	-1.60% to -2.83%
2010	0.95% to 2.20%	2,093,550	14.61 to 12.60	29,940,560	0.00%	24.26% to 22.69%
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2014	1.50% to 2.60%	21,402	15.55 to 13.49	318,019	0.00%	1.00% to -0.13%
2013	1.50% to 2.60%	23,563	15.40 to 13.50	347,438	0.00%	41.79% to 40.21%
2012	1.50% to 2.60%	30,452	10.86 to 9.63	317,793	0.00%	11.39% to 10.15%
2011	1.50% to 2.60%	39,878	9.75 to 8.74	374,304	0.00%	-2.35% to -3.43%
2010	1.50% to 2.60%	52,561	9.98 to 9.06	507,807	0.00%	23.23% to 21.85%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2014	0.95% to 2.40%	2,196,959	41.48 to 28.14	102,625,965	0.51%	6.01% to 4.45%
2013	0.95% to 2.40%	2,567,355	39.13 to 26.94	113,265,857	0.81%	39.07% to 37.03%
2012	0.95% to 2.40%	2,933,718	36.38 to 19.66	93,120,074	0.81%	19.30% to 17.55%
2011	0.95% to 2.40%	3,501,538	23.59 to 16.72	93,191,567	0.44%	-5.97% to -7.34%
2010	0.95% to 2.40%	4,308,309	25.09 to 18.05	122,185,799	0.60%	25.40% to 23.57%
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2014	1.50% to 2.60%	34,791	22.20 to 19.26	741,372	0.29%	5.16% to 3.99%
2013	1.50% to 2.60%	43,328	21.11 to 18.52	881,477	0.61%	37.92% to 36.39%
2012	1.50% to 2.60%	51,758	15.31 to 13.58	765,755	0.51%	18.50% to 17.17%
2011	1.50% to 2.60%	67,112	12.92 to 11.59	839,424	0.34%	-6.87% to -7.91%
2010	1.50% to 2.60%	95,306	13.87 to 12.58	1,284,076	0.38%	24.58% to 23.19%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2014	0.95% to 2.20%	2,531,314	34.83 to 29.54	95,476,028	0.16%	0.14% to -1.4%
2013	0.95% to 2.20%	2,883,522	34.88 to 29.96	108,877,931	0.13%	39.58% to 37.81%
2012	0.95% to 2.20%	3,336,881	24.99 to 21.74	90,428,333	0.15%	14.40% to 12.96%
2011	0.95% to 2.20%	3,983,163	21.84 to 19.24	94,371,306	0.53%	-6.45% to -7.63%
2010	0.95% to 2.25%	4,900,621	23.35 to 13.87	124,117,565	0.28%	24.13% to 22.50%
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2014	1.50% to 2.60%	75,243	22.08 to 19.15	1,593,743	0.00%	-0.95% to -2.06%
2013	1.50% to 2.60%	86,298	22.29 to 19.55	1,848,534	0.13%	38.44% to 36.90%
2012	1.50% to 2.60%	107,261	16.10 to 14.28	1,667,793	0.00%	13.49% to 12.22%
2011	1.50% to 2.60%	123,033	14.19 to 12.73	1,690,573	0.48%	-7.21% to -8.25%
2010	1.50% to 2.60%	180,903	15.29 to 13.87	2,679,638	0.05%	23.11% to 21.73%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2014	0.95% to 2.60%	2,511,214	19.55 to 14.85	47,730,587	3.07%	2.9% to 1.18%
2013	0.95% to 2.60%	2,677,616	19.00 to 14.68	49,520,067	3.22%	-2.06% to -3.70%
2012	0.95% to 2.60%	3,260,113	19.40 to 15.24	61,682,321	2.50%	11.18% to 9.32%
2011	0.95% to 2.60%	3,529,900	17.45 to 13.94	60,182,019	4.23%	4.55% to 2.81%
2010	0.95% to 2.60%	4,263,225	16.69 to 13.56	69,754,208	6.07%	9.54% to 7.71%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2014	0.95% to 1.65%	669,211	10.8 to 10.3	7,170,123	0.89%	-0.46% to -1.16%
2013	0.95% to 1.65%	788,215	10.85 to 10.42	8,479,754	1.14%	-0.85% to -1.55%
2012	0.95% to 1.65%	782,664	10.94 to 10.58	8,502,399	1.23%	2.54% to 1.81%
2011	0.95% to 1.65%	998,649	10.67 to 10.40	10,598,447	1.53%	0.34% to -0.37%
2010	0.95% to 2.20%	1,469,186	10.63 to 10.28	15,554,330	1.29%	1.45% to 0.17%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2014	0.95% to 2.40%	16,797,856	$23.23 to $ 21.37	$386,968,796	0.70%	7.77% to 6.19%
2013	0.95% to 2.40%	19,341,164	21.56 to 20.12	414,023,136	0.76%	35.40% to 33.42%
2012	0.95% to 2.40%	22,889,891	15.92 to 15.08	362,380,774	0.68%	17.56% to 15.83%
2011	0.95% to 2.40%	27,561,260	13.54 to 13.02	371,745,104	0.66%	-3.16% to -4.58%
2010	0.95% to 2.40%	35,443,657	13.98 to 13.65	494,416,782	0.06%	7.77% to 6.19%
NVIT Large Cap Growth Fund - Class II (NVOLG2)
2014	1.50% to 2.60%	383,627	22.19 to 20.82	8,372,551	0.44%	6.93% to 5.74%
2013	1.50% to 2.60%	455,761	20.75 to 19.69	9,330,319	0.52%	34.24% to 32.74%
2012	1.50% to 2.60%	541,918	15.46 to 14.83	8,285,284	0.41%	16.64% to 15.34%
2011	1.50% to 2.60%	708,208	13.25 to 12.86	9,306,722	0.40%	-3.95% to -5.03%
2010	1.50% to 2.60%	934,222	13.80 to 13.54	12,819,308	0.07%	6.89% to 5.70%
Templeton NVIT International Value Fund - Class III (NVTIV3)
2014	0.95% to 1.75%	169,031	15.17 to 14.49	2,537,408	3.50%	-9.02% to -9.75%
2013	0.95% to 1.75%	188,729	16.67 to 16.05	3,119,324	1.77%	18.95% to 17.99%
2012	0.95% to 2.20%	294,124	14.01 to 13.38	4,099,498	2.75%	18.43% to 16.93%
2011	0.95% to 2.20%	266,383	11.83 to 11.44	3,140,657	2.73%	-13.26% to -14.35%
2010	0.95% to 1.90%	281,143	13.64 to 13.44	3,825,427	1.78%	5.34% to 4.38%
Invesco NVIT Comstock Value Fund - Class I (EIF)
2014	0.95% to 2.20%	1,504,917	20.31 to 13.26	30,002,904	1.66%	8.13% to 6.77%
2013	0.95% to 2.20%	1,734,014	18.78 to 12.42	31,894,766	0.00%	34.35% to 32.66%
2012	0.95% to 2.20%	1,643,914	13.98 to 9.36	22,623,622	1.21%	17.34% to 15.85%
2011	0.95% to 2.20%	1,921,900	11.91 to 8.08	22,292,576	1.29%	-3.25% to -4.47%
2010	0.95% to 2.20%	2,221,826	12.31 to 8.46	26,948,240	1.47%	14.67% to 13.23%
NVIT Real Estate Fund - Class I (NVRE1)
2014	0.95% to 2.60%	6,557,623	14.78 to 13.21	95,873,668	2.91%	27.66% to 25.54%
2013	0.95% to 2.60%	7,066,545	11.58 to 10.53	81,041,231	1.43%	2.12% to 0.37%
2012	0.95% to 2.60%	8,144,479	11.34 to 10.49	91,656,539	1.03%	14.68% to 12.77%
2011	0.95% to 2.60%	9,422,684	9.89 to 9.30	92,615,775	0.85%	5.49% to 3.74%
2010	0.95% to 2.60%	11,210,732	9.38 to 8.96	104,636,450	1.88%	28.95% to 26.80%
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
2014	0.95% to 1.35%	102,255	11.00 to 10.92	1,123,108	6.46%	0.05% to -0.35%
2013	0.95% to 1.35%	17,065	10.99 to 10.96	187,537	0.04%	9.90% to 9.61%	****
NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
2014	1.00% to 1.20%	20,964	10.98 to 10.95	229,468	2.36%	1.24% to 1.03%
2013	1.00% to 1.20%	20,964	10.85 to 10.83	227,113	1.91%	8.48% to 8.33%	****
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
2014	0.95% to 1.20%	22,298	10.86 to 10.81	241,686	1.40%	0.77% to 0.51%
2013	1.00% to 1.20%	11,790	10.77 to 10.76	126,936	2.25%	7.71% to 7.56%	****
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
2014	0.95% to 1.10%	8,031	10.84 to 10.82	86,987	1.54%	1.48% to 1.33%
2013	0.95% to 1.05%	3,087	10.69 to 10.68	32,980	1.79%	6.86% to 6.79%	****
NVIT Small Cap Index Fund Class II (NVSIX2)
2014	0.95% to 1.65%	108,080	13.05 to 12.89	1,403,244	0.83%	3.56% to 2.83%
2013	0.95% to 1.65%	68,726	12.60 to 12.54	865,343	2.18%	25.99% to 25.40%	****
NVIT S&P 500 Index Fund Class II (GVEX2)
2014	0.95% to 1.65%	558,765	13.13 to 12.98	7,319,004	2.92%	12.00% to 11.21%
2013	0.95% to 1.60%	160,648	11.73 to 11.68	1,881,749	2.51%	17.27% to 16.75%	****
VPS Growth and Income Portfolio - Class B (ALVGIB)
2014	1.50% to 2.60%	67,370	18.25 to 15.83	1,176,693	1.09%	7.65% to 6.45%
2013	1.50% to 2.60%	74,021	16.95 to 14.87	1,203,601	1.14%	32.57% to 31.10%
2012	1.50% to 2.60%	102,976	12.79 to 11.34	1,263,347	1.35%	15.48% to 14.19%
2011	1.50% to 2.60%	118,845	11.07 to 9.93	1,270,742	1.10%	4.48% to 3.32%
2010	1.50% to 2.60%	139,314	10.60 to 9.61	1,434,511	0.00%	11.11% to 9.87%
VPS Large Cap Growth Portfolio: Class B (ALVPGB)
2014	1.50% to 2.60%	60,218	17.95 to 15.57	1,043,412	0.00%	12.13% to 10.88%
2013	1.50% to 2.60%	68,946	16.01 to 14.04	1,067,840	0.00%	34.94% to 33.44%
2012	1.50% to 2.60%	85,005	11.86 to 10.52	979,227	0.03%	14.38% to 13.10%
2011	1.50% to 2.60%	104,755	10.32 to 9.26	1,049,090	0.09%	-5.19% to -6.25%
2010	1.50% to 2.60%	151,328	10.88 to 9.87	1,608,213	0.28%	8.18% to 6.98%
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
2014	0.95% to 2.60%	317,042	17.2 to 23.34	6,081,556	0.46%	7.91% to 6.11%
2013	0.95% to 2.60%	431,348	15.94 to 22.00	7,621,229	0.42%	36.33% to 34.06%
2012	0.95% to 2.60%	498,580	11.69 to 16.41	6,446,196	0.29%	17.34% to 15.38%
2011	0.95% to 2.60%	630,824	9.97 to 14.22	7,161,370	0.28%	-9.49% to -10.99%
2010	0.95% to 2.60%	751,905	11.01 to 15.98	9,603,846	0.36%	25.39% to 23.30%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Income & Growth Fund - Class I (ACVIG)
2014	0.95% to 2.20%	2,789,911	$24.97 to $ 14.65	$65,258,239	2.03%	11.43% to 10.03%
2013	0.95% to 2.20%	3,010,407	22.41 to 13.32	63,780,641	2.21%	34.53% to 32.84%
2012	0.95% to 2.20%	3,486,389	16.65 to 10.03	54,588,819	2.07%	13.65% to 12.21%
2011	0.95% to 2.20%	4,001,635	14.65 to 8.93	55,628,696	1.52%	2.13% to 0.85%
2010	0.95% to 2.20%	4,808,008	14.35 to 8.86	65,536,631	1.51%	13.06% to 11.64%
VP Income & Growth Fund - Class II (ACVIG2)
2014	1.50% to 2.60%	32,813	18.96 to 16.44	592,458	1.69%	10.65% to 9.41%
2013	1.50% to 2.60%	71,691	17.13 to 15.03	1,168,018	1.97%	33.45% to 31.96%
2012	1.50% to 2.60%	81,372	12.84 to 11.39	999,407	1.82%	12.74% to 11.47%
2011	1.50% to 2.60%	97,513	11.39 to 10.22	1,068,862	1.26%	1.32% to 0.19%
2010	1.50% to 2.60%	139,202	11.24 to 10.20	1,507,703	1.25%	12.15% to 10.90%
VP Inflation Protection Fund - Class II (ACVIP2)
2014	0.95% to 2.60%	2,451,935	14.28 to 11.74	34,294,349	1.28%	2.32% to 0.61%
2013	0.95% to 2.60%	3,014,960	13.96 to 11.67	41,310,100	1.64%	-9.35% to -10.86%
2012	0.95% to 2.60%	4,443,914	15.40 to 13.09	67,281,061	2.41%	6.36% to 4.59%
2011	0.95% to 2.60%	4,977,859	14.47 to 12.51	70,999,847	3.96%	10.69% to 8.85%
2010	0.95% to 2.45%	4,962,733	13.08 to 11.63	64,018,130	1.65%	4.12% to 2.54%
VP International Fund - Class I (ACVI)
2014	0.95% to 1.75%	83,742	19.33 to 13.59	1,590,276	1.72%	-6.38% to -7.16%
2013	0.95% to 1.75%	91,893	20.65 to 14.63	1,869,497	1.64%	21.26% to 20.27%
2012	0.95% to 1.75%	89,644	17.03 to 12.17	1,506,233	0.91%	20.01% to 19.04%
2011	0.95% to 1.75%	111,870	14.19 to 10.22	1,570,384	1.36%	-12.88% to -13.58%
2010	0.95% to 1.75%	131,890	16.29 to 11.83	2,129,207	1.96%	12.22% to 11.31%
VP International Fund - Class III (ACVI3)
2014	1.60% to 1.75%	4,143	16.31 to 16.00	66,395	1.72%	-7.02% to -7.16%
2013	1.60% to 1.75%	5,476	17.54 to 17.23	94,478	2.07%	20.45% to 20.27%
2012	1.60% to 1.75%	7,644	14.56 to 14.33	109,611	0.90%	19.22% to 19.04%
2011	1.60% to 1.75%	9,402	12.22 to 12.04	113,260	1.38%	-13.45% to -13.58%
2010	1.00% to 1.75%	10,476	14.88 to 13.93	146,144	1.91%	12.16% to 11.31%
VP Mid Cap Value Fund - Class I (ACVMV1)
2014	0.95% to 2.20%	903,966	20.58 to 18.43	18,361,036	1.18%	15.32% to 13.86%
2013	0.95% to 2.20%	892,688	17.85 to 16.19	15,722,506	1.22%	28.88% to 27.25%
2012	0.95% to 2.20%	851,917	13.85 to 12.72	11,680,827	1.99%	15.22% to 13.76%
2011	0.95% to 2.20%	958,698	12.02 to 11.18	11,406,526	1.35%	-1.63% to -2.87%
2010	0.95% to 2.20%	914,061	12.22 to 11.51	11,085,155	2.17%	18.12% to 16.63%
VP Mid Cap Value Fund - Class II (ACVMV2)
2014	1.25% to 2.25%	23,273	23.83 to 21.6	532,106	1.02%	14.79% to 13.62%
2013	1.25% to 2.25%	23,740	20.76 to 19.01	476,194	1.06%	28.28% to 26.98%
2012	1.25% to 2.25%	28,445	16.18 to 14.97	445,290	1.85%	14.77% to 13.61%
2011	1.25% to 2.25%	33,862	13.17 to 14.10	461,157	1.16%	-2.07% to -3.06%
2010	1.25% to 2.25%	38,845	14.40 to 13.59	543,686	2.12%	17.46% to 16.28%
VP Ultra(R) Fund - Class I (ACVU1)
2014	1.75%	1,197	16.85	20,170	0.37%	8.07%
2013	1.75%	1,197	15.59	18,664	0.52%	34.68%
2012	1.75%	1,197	11.58	13,858	0.00%	11.93%
2011	1.75%	22,767	10.34	235,497	0.00%	-0.70%
2010	1.75%	23,615	10.42	245,986	0.04%	14.05%
VP Value Fund - Class I (ACVV)
2014	0.95% to 1.30%	66,415	31.77 to 32.21	2,155,674	1.53%	12.01% to 11.61%
2013	0.95% to 1.30%	77,138	28.30 to 28.86	2,239,005	1.64%	30.48% to 30.01%
2012	0.95% to 1.30%	92,264	21.69 to 22.19	2,056,297	1.92%	13.50% to 13.04%
2011	0.95% to 1.65%	108,358	19.11 to 18.37	2,127,340	2.00%	0.05% to -0.65%
2010	0.95% to 1.30%	117,661	19.10 to 19.69	2,315,963	1.66%	11.49% to 11.87%
Mid Cap Stock Portfolio- Service Shares (DVMCSS)
2014	0.95% to 1.65%	57,261	10.92 to 10.86	624,090	0.00%	9.15% to 8.64%	****
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2014	0.95% to 2.20%	1,036,355	26.05 to 22.18	26,360,918	0.60%	4.12% to 2.81%
2013	0.95% to 2.25%	1,241,395	25.02 to 21.44	30,398,885	1.10%	39.38% to 37.55%
2012	0.95% to 2.25%	1,365,131	17.95 to 15.59	24,024,025	0.44%	14.64% to 13.13%
2011	0.95% to 2.25%	1,559,234	15.66 to 13.78	23,990,069	0.63%	-0.39% to -1.70%
2010	0.95% to 2.25%	1,716,152	15.72 to 14.02	26,538,538	0.64%	24.63% to 23.00%
Appreciation Portfolio - Initial Shares (DCAP)
2014	0.95% to 2.25%	2,602,296	24.69 to 13.93	60,252,738	1.82%	7.06% to 5.66%
2013	0.95% to 2.25%	3,076,919	23.06 to 13.19	66,538,642	1.95%	19.95% to 18.38%
2012	0.95% to 2.25%	3,631,658	19.22 to 11.14	65,335,071	3.66%	9.38% to 7.94%
2011	0.95% to 2.25%	3,822,632	17.57 to 10.32	63,435,211	1.64%	7.98% to 6.56%
2010	0.95% to 2.25%	3,905,064	16.28 to 9.69	60,048,211	2.21%	14.22% to 12.72%
Appreciation Portfolio - Service Shares (DCAPS)
2014	1.50% to 2.60%	61,065	17.60 to 15.27	1,015,902	1.59%	6.21% to 5.02%
2013	1.50% to 2.60%	72,014	16.58 to 14.54	1,134,640	1.70%	19.01% to 17.68%
2012	1.50% to 2.60%	88,355	13.93 to 12.35	1,180,325	3.20%	8.48% to 7.27%
2011	1.50% to 2.60%	111,004	12.84 to 11.52	1,372,470	1.60%	7.11% to 5.92%
2010	1.50% to 2.60%	139,376	11.99 to 10.87	1,621,785	2.02%	13.32% to 12.06%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
2014	0.95% to 1.10%	697	$17.64 to $ 17.29	$12,118	0.00%	0.63% to 0.48%
2013	0.95% to 1.55%	2,139	17.53 to 16.28	35,684	0.00%	47.14% to 46.25%
2012	0.95% to 1.55%	2,740	11.91 to 11.13	31,378	0.00%	19.42% to 18.69%
2011	0.95% to 1.55%	4,774	9.98 to 9.38	46,165	0.39%	-14.66% to -15.18%
2010	0.95% to 1.55%	8,165	11.69 to 11.06	92,805	0.89%	29.90% to 29.12%
International Value Portfolio - Initial Shares (DVIV)
2014	0.95% to 1.40%	342	16.00 to 15.07	5,270	1.79%	-10.18% to -10.59%
2013	0.95% to 1.40%	536	17.82 to 16.86	9,342	2.32%	21.83% to 21.27%
2012	0.95% to 1.40%	4,058	14.62 to 13.90	59,124	3.45%	11.59% to 11.09%
2011	0.95% to 1.55%	6,452	13.10 to 12.32	83,013	2.09%	-19.25% to -19.74%
2010	0.95% to 1.55%	7,345	16.23 to 15.35	117,319	2.26%	3.46% to 2.84%
Managed Tail Risk Fund II: Service Shares (FCA2S)
2014	1.50% to 2.60%	19,014	12.47 to 10.81	224,746	1.83%	-2.81% to -3.90%
2013	1.50% to 2.60%	21,807	12.83 to 11.25	266,679	0.80%	14.37% to 13.10%
2012	1.50% to 2.60%	30,241	11.21 to 9.95	325,343	0.26%	8.37% to 7.16%
2011	1.50% to 2.60%	50,099	10.35 to 9.28	496,562	0.47%	-6.92% to -7.96%
2010	1.50% to 2.60%	56,848	11.12 to 10.09	607,510	0.72%	11.31% to 10.07%
High Income Bond Fund II - Service Shares (FHIBS)
2014	1.50% to 2.60%	86,163	21.19 to 18.38	1,736,607	6.01%	0.88% to -0.24%
2013	1.50% to 2.60%	97,338	21.00 to 18.42	1,951,238	6.86%	5.13% to 3.95%
2012	1.50% to 2.60%	113,545	19.98 to 17.72	2,178,864	7.11%	12.59% to 11.33%
2011	1.50% to 2.60%	131,217	17.74 to 15.92	2,240,961	8.87%	3.35% to 2.20%
2010	1.50% to 2.60%	154,353	17.17 to 15.58	2,568,928	8.79%	12.67% to 11.41%
Quality Bond Fund II - Primary Shares (FQB)
2014	0.95% to 2.25%	4,354,125	19.05 to 16.05	80,390,966	3.85%	2.81% to 1.46%
2013	0.95% to 2.25%	4,981,035	18.53 to 15.82	89,634,995	4.37%	0.08% to -1.24%
2012	0.95% to 2.25%	5,823,950	18.52 to 16.02	104,920,544	4.21%	8.68% to 7.25%
2011	0.95% to 2.25%	6,746,552	17.04 to 14.94	112,074,014	5.41%	1.29% to -0.02%
2010	0.95% to 2.25%	8,254,166	16.82 to 14.94	135,697,381	5.10%	7.47% to 6.06%
Quality Bond Fund II - Service Shares (FQBS)
2014	1.50% to 2.60%	218,149	14.84 to 12.88	3,092,039	3.64%	1.96% to 0.82%
2013	1.50% to 2.60%	259,067	14.56 to 12.77	3,614,276	4.09%	-0.76% to -1.87%
2012	1.50% to 2.60%	284,778	14.67 to 13.01	4,020,956	3.90%	7.80% to 6.59%
2011	1.50% to 2.60%	345,820	13.61 to 12.21	4,539,246	5.21%	0.46% to -0.65%
2010	1.50% to 2.60%	439,803	13.55 to 12.29	5,785,519	4.99%	6.66% to 5.47%
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
2014	1.50% to 2.60%	21,779	21.71 to 18.83	448,550	0.70%	4.92% to 3.74%
2013	1.50% to 2.60%	34,351	20.69 to 18.15	679,463	0.65%	28.23% to 26.80%
2012	1.50% to 2.60%	42,219	16.14 to 14.31	656,663	0.33%	25.15% to 23.75%
2011	1.50% to 2.60%	61,512	12.89 to 11.57	769,295	0.67%	-10.40% to -11.40%
2010	1.50% to 2.60%	76,877	14.39 to 13.05	1,076,207	0.26%	24.44% to 23.06%
VIP Contrafund(R) Portfolio - Service Class (FCS)
2014	0.95% to 1.30%	429,643	34.72 to 32.26	14,526,741	0.85%	10.75% to 10.37%
2013	0.95% to 1.35%	465,436	31.35 to 29.45	14,229,522	0.97%	29.90% to 29.38%
2012	0.95% to 1.35%	507,700	24.13 to 22.76	11,968,609	1.26%	15.20% to -14.72%
2011	0.95% to 1.35%	545,334	20.95 to 19.84	11,175,941	0.87%	-3.56% to -3.92%
2010	0.95% to 1.35%	627,694	21.72 to 20.65	13,355,641	0.09%	15.96% to 15.5%
VIP Energy Portfolio - Service Class 2 (FNRS2)
2014	0.95% to 2.05%	1,251,643	10.93 to 9.92	13,535,715	0.60%	-13.59% to -14.56%
2013	0.95% to 2.05%	1,355,265	12.65 to 11.61	17,002,586	0.67%	22.97% to 21.60%
2012	0.95% to 2.20%	1,612,415	10.29 to 9.45	16,496,248	0.67%	3.74% to 2.42%
2011	0.95% to 2.20%	2,263,082	9.92 to 9.23	22,325,584	0.76%	-6.10% to -7.28%
2010	0.95% to 2.20%	2,554,064	10.56 to 9.95	26,870,031	0.36%	18.03% to 16.54%
VIP Equity-Income Portfolio - Service Class (FEIS)
2014	0.95% to 2.25%	9,377,426	23.4 to 16.56	216,789,547	2.64%	7.61% to 6.20%
2013	0.95% to 2.25%	10,635,351	21.75 to 15.60	228,824,899	2.33%	26.80% to 25.13%
2012	0.95% to 2.25%	12,322,376	17.15 to 12.46	209,206,883	2.88%	16.07% to 14.55%
2011	0.95% to 2.25%	14,580,614	14.78 to 10.88	213,749,641	2.23%	-0.10% to -1.41%
2010	0.95% to 2.25%	17,468,381	14.79 to 11.04	256,820,879	1.64%	14.00% to 12.50%
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
2014	1.50% to 2.60%	277,879	17.65 to 15.31	4,710,320	2.53%	6.85% to 5.66%
2013	1.50% to 2.60%	317,752	16.52 to 14.49	5,053,731	2.19%	25.91% to 24.51%
2012	1.50% to 2.60%	368,868	13.12 to 11.64	4,675,223	2.73%	15.30% to 14.01%
2011	1.50% to 2.60%	459,405	11.38 to 10.21	5,066,400	2.05%	-0.85% to -1.96%
2010	1.50% to 2.60%	604,329	11.48 to 10.41	6,746,388	1.50%	13.19% to 11.93%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
2014	0.95% to 1.95%	663,828	$14.66 to $ 13.42	$9,586,214	1.45%	3.36% to 2.31%
2013	0.95% to 1.95%	760,965	14.18 to 13.12	10,654,276	1.56%	12.32% to 11.18%
2012	0.95% to 1.80%	805,672	12.63 to 11.92	10,064,363	1.67%	10.62% to 9.67%
2011	0.95% to 1.80%	915,875	11.41 to 10.87	10,333,207	2.19%	-1.23% to -2.08%
2010	0.95% to 1.80%	819,834	11.56 to 11.10	9,395,678	2.07%	11.67% to 10.71%
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
2014	1.25% to 2.25%	3,770	15.54 to 14.08	54,621	1.25%	2.91% to 1.87%
2013	1.25% to 2.25%	4,548	15.10 to 13.83	64,626	1.40%	11.78% to 10.65%
2012	1.25% to 2.25%	4,864	13.51 to 12.50	62,155	1.74%	10.19% 9.07%
2011	1.25% to 2.25%	4,823	12.26 to 11.46	56,041	1.71%	-1.67% to -2.66%
2010	1.25% to 2.25%	5,528	12.47 to 11.77	65,998	2.04%	11.14% to 10.01%
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
2014	0.95% to 1.85%	877,056	14.52 to 13.42	12,566,546	1.57%	3.67% to 2.73%
2013	0.95% to 1.85%	889,747	14.01 to 13.06	12,324,633	1.81%	14.85% to 13.81%
2012	0.95% to 1.95%	836,539	12.20 to 11.40	10,106,278	2.05%	12.11% to 10.98%
2011	0.95% to 1.95%	763,176	10.88 to 10.27	8,229,065	1.99%	-2.06% to -3.05%
2010	0.95% to 2.05%	767,233	11.11 to 10.54	8,458,325	2.30%	13.43% to 12.17%
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
2014	1.25% to 2.25%	9,056	16.11 to 14.6	137,042	1.38%	3.29% to 2,24%
2013	1.25% to 2.25%	9,789	15.60 to 14.28	144,332	1.53%	14.19% to 13.03%
2012	1.25% to 2.25%	10,554	13.66 to 12.64	137,177	1.75%	11.65% to 10.52%
2011	1.25% to 2.25%	11,497	12.23 to 11.43	134,787	1.82%	-2.47% to -3.45%
2010	1.25% to 2.25%	12,701	12.55 to 11.84	153,663	1.97%	12.93% to 11.73%
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
2014	0.95% to 2.05%	561,359	14.73 to 13.37	8,163,977	1.49%	3.87% to 2.71%
2013	0.95% to 1.80%	582,494	14.18 to 13.27	8,172,824	1.74%	20.34% to 19.31%
2012	0.95% to 1.80%	569,456	11.78 to 11.12	6,650,619	1.97%	14.38% to 13.40%
2011	0.95% to 1.80%	605,991	10.30 to 9.81	6,195,674	2.16%	-3.62% to -4.44%
2010	0.95% to 1.80%	478,176	10.69 to 10.26	5,078,635	2.50%	14.90% to 13.91%
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
2014	1.25% to 2.25%	19,002	16.82 to 15.24	309,821	1.29%	3.43% to 2.39%
2013	1.25% to 2.25%	21,000	16.26 to 14.88	332,291	1.46%	19.89% to 18.68%
2012	1.25% to 2.25%	23,092	13.56 to 12.54	305,870	1.83%	13.74% to 12.58%
2011	1.25% to 2.25%	26,670	11.92 to 11.13	311,288	1.97%	-4.04% to -5.01%
2010	1.25% to 2.25%	29,732	12.42 to 11.73	363,175	1.74%	14.40% to 13.31%
VIP Growth Opportunities Portfolio - Service Class (FGOS)
2014	0.95% to 1.30%	62,685	18.97 to 17.36	1,114,397	0.11%	11.00% to 10.64%
2013	0.95% to 1.30%	73,114	17.09 to 15.69	1,172,662	0.19%	36.50% to 35.99%
2012	0.95% to 1.30%	83,048	12.52 to 11.53	977,697	0.34%	18.34% to 17.86%
2011	0.95% to 1.20%	65,159	10.58 to 9.92	650,728	0.05%	1.24% to 1.02%
2010	0.95% to 1.25%	73,468	10.45 to 9.76	727,853	0.00%	25.90% to 20.23%
VIP Growth Portfolio - Service Class (FGS)
2014	0.95% to 2.20%	7,796,816	23.83 to 12.84	174,901,353	0.09%	10.13% to 8.74%
2013	0.95% to 2.20%	8,522,611	21.64 to 11.81	174,182,549	0.19%	34.91% to 33.21%
2012	0.95% to 2.20%	9,695,757	16.04 to 8.87	147,152,178	0.47%	13.45% to 12.02%
2011	0.95% to 2.20%	11,526,597	14.14 to 7.92	154,239,022	0.24%	-0.81% to -2.06%
2010	0.95% to 2.20%	13,259,948	14.25 to 8.08	179,671,360	0.17%	22.88% to 21.33%
VIP Growth Portfolio - Service Class 2 (FG2)
2014	1.50% to 2.60%	150,437	17.42 to 15.11	2,518,512	0.00%	9.35% to 8.13%
2013	1.50% to 2.60%	174,860	15.93 to 13.97	2,672,773	0.05%	33.96% to 32.47%
2012	1.50% to 2.60%	189,748	11.89 to 10.55	2,176,630	0.33%	12.68% to 11.42%
2011	1.50% to 2.60%	224,696	10.55 to 9.47	2,294,256	0.12%	-1.53% to -2.63%
2010	1.50% to 2.60%	266,660	10.71 to 9.72	2,776,071	0.03%	22.01% to 20.64%
VIP High Income Portfolio - Service Class (FHIS)
2014	0.95% to 2.20%	2,134,772	15.91 to 12.35	34,429,561	5.41%	0.11% to -1.15%
2013	0.95% to 2.20%	2,423,871	15.89 to 12.50	39,104,663	5.44%	4.87% to 3.54%
2012	0.95% to 2.20%	2,889,322	15.15 to 12.07	44,514,658	5.45%	13.11% to 11.68%
2011	0.95% to 2.20%	3,441,039	13.40 to 10.81	46,947,223	6.15%	2.94% to 1.65%
2010	0.95% to 2.20%	4,355,171	13.01 to 10.63	57,786,511	7.15%	12.71% to 11.29%
VIP High Income Portfolio - Service Class R (FHISR)
2014	0.95% to 2.20%	1,838,763	14.31 to 12.99	26,008,523	3.44%	0.03% to -1.23%
2013	0.95% to 2.20%	3,786,746	14.31 to 13.15	53,482,489	6.16%	4.92% to 3.59%
2012	0.95% to 2.20%	4,789,971	13.64 to 12.69	64,630,282	6.17%	13.01% to 11.58%
2011	0.95% to 2.00%	4,959,858	12.07 to 11.48	59,333,297	7.93%	3.01% to 1.92%
2010	0.95% to 2.20%	5,516,431	11.72 to 11.18	64,197,429	9.52%	12.58% to 11.16%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2014	0.95% to 1.85%	2,667,673	15.61 to 13.47	39,225,197	2.07%	4.75% to 3.80%
2013	0.95% to 2.20%	3,020,099	14.31 to 12.49	42,470,243	2.06%	-2.82% to -4.05%
2012	0.95% to 2.20%	3,975,975	14.72 to 13.02	57,606,006	2.14%	4.76% to 3.44%
2011	0.95% to 2.05%	4,529,810	14.05 to 12.77	62,756,257	3.03%	6.19% to 5.02%
2010	0.95% to 2.20%	5,555,592	13.23 to 12.01	72,621,963	3.21%	6.66% to 5.31%
VIP Mid Cap Portfolio - Service Class (FMCS)
2014	0.95% to 2.20%	1,970,607	22.6 to 15.28	33,155,493	0.15%	5.19% to 3.86%
2013	0.95% to 2.20%	2,291,393	16.22 to 14.71	36,702,772	0.39%	34.77% to 33.07%
2012	0.95% to 2.20%	2,847,168	16.07 to 11.06	33,890,768	0.48%	13.66% to 12.22%
2011	0.95% to 2.20%	3,553,566	10.59 to 9.85	37,259,289	0.13%	-11.56% to -12.68%
2010	0.95% to 2.20%	4,461,090	11.97 to 11.28	53,007,856	0.29%	27.48% to 25.87%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Mid Cap Portfolio - Service Class 2 (FMC2)
2014	1.50% to 2.60%	159,648	$30.09 to $ 26.1	$4,596,858	0.02%	4.44% to 3.27%
2013	1.50% to 2.60%	185,686	28.81 to 25.27	5,132,066	0.27%	33.83% to 32.34%
2012	1.50% to 2.60%	225,619	21.53 to 19.10	4,685,563	0.38%	12.84% to 11.58%
2011	1.50% to 2.60%	257,566	19.08 to 17.12	4,757,756	0.02%	-12.19% to -13.17%
2010	1.50% to 2.60%	352,256	21.73 to 19.71	7,431,732	0.10%	26.64% to 25.23%
VIP Overseas Portfolio - Service Class (FOS)
2014	0.95% to 2.20%	745,111	17.54 to 12.1	13,047,672	1.17%	-9.03% to -10.18%
2013	0.95% to 2.20%	847,048	19.28 to 13.48	16,317,408	1.25%	29.14% to 27.51%
2012	0.95% to 2.20%	979,779	14.93 to 10.57	14,631,223	1.78%	19.39% to 17.88%
2011	0.95% to 2.20%	1,153,475	12.51 to 8.96	14,432,905	1.18%	-18.01% to -19.05%
2010	0.95% to 2.20%	1,404,565	15.25 to 11.07	21,449,069	1.25%	11.92% to 10.51%
VIP Overseas Portfolio - Service Class 2 R (FO2R)
2014	1.50% to 2.60%	130,763	16.19 to 14.04	2,040,067	1.02%	-9.69% to -10.69%
2013	1.50% to 2.60%	160,369	17.93 to 15.73	2,767,075	1.13%	28.20% to 26.77%
2012	1.50% to 2.60%	197,646	13.98 to 12.40	2,673,230	1.67%	18.64% to 17.31%
2011	1.50% to 2.60%	239,221	11.79 to 10.57	2,734,899	1.10%	-18.63% to -19.54%
2010	1.50% to 2.60%	299,579	14.49 to 13.14	4,222,224	1.05%	11.13% to 9.90%
VIP Overseas Portfolio - Service Class R (FOSR)
2014	0.95% to 2.20%	1,234,531	17.69 to 15.06	21,365,826	1.16%	-9.05% to -10.20%
2013	0.95% to 2.20%	1,432,190	19.45 to 16.77	27,301,447	1.28%	29.06% to 27.44%
2012	0.95% to 2.20%	1,616,873	15.07 to 13.16	23,901,516	1.78%	19.52% to 18.01%
2011	0.95% to 2.20%	1,944,416	12.61 to 11.15	24,106,625	1.18%	-18.09% to -19.12%
2010	0.95% to 2.20%	2,367,047	15.40 to 13.79	35,872,048	1.21%	11.94% to 10.53%
VIP Value Strategies Portfolio - Service Class (FVSS)
2014	0.95% to 2.20%	490,540	23.6 to 20.09	11,299,592	0.84%	5.68% to 4.35%
2013	0.95% to 2.20%	579,506	22.33 to 19.25	12,648,432	0.79%	29.21% to 27.58%
2012	0.95% to 2.05%	680,153	17.28 to 15.34	11,549,104	0.50%	25.89% to 24.49%
2011	0.95% to 2.05%	774,871	13.73 to 12.32	10,470,435	0.80%	-9.71% to -10.71%
2010	0.95% to 2.05%	1,026,381	15.21 to 13.80	15,377,908	0.39%	25.25% to 23.86%
Franklin Income Securities Fund - Class 2 (FTVIS2)
2014	0.95% to 2.20%	3,904,594	15.83 to 14.18	60,696,543	4.97%	3.62% to 2.31
2013	0.95% to 2.20%	3,963,678	15.28 to 13.86	59,562,946	6.38%	12.86% to 11.44%
2012	0.95% to 2.20%	3,981,931	13.54 to 12.44	53,095,603	6.44%	11.58% to 10.17%
2011	0.95% to 2.20%	4,067,800	12.13 to 11.29	48,728,371	5.83%	1.41% to 0.14%
2010	0.95% to 2.20%	4,370,430	11.96 to 11.27	51,734,546	6.48%	11.60% to 10.20%
Rising Dividends Securities Fund - Class 2 (FTVRD2)
2014	1.25% to 2.25%	38,167	20.16 to 17.12	741,786	1.31%	7.36% to 6.28%
2013	1.25% to 2.25%	43,332	18.78 to 16.11	786,584	1.51%	28.07% to 26.77%
2012	1.25% to 2.25%	47,724	14.66 to 12.71	676,912	1.62%	10.56% to 9.44%
2011	1.25% to 2.25%	55,911	13.26 to 11.61	717,755	1.48%	4.67% to 3.62%
2010	1.25% to 2.25%	55,395	12.67 to 11.21	678,413	1.65%	19.09% to 17.95%
Small Cap Value Securities Fund - Class 2 (FTVSV2)
2014	0.95% to 1.85%	741,947	15.94 to 14.73	11,761,173	0.61%	-0.38% to -1.29%
2013	0.95% to 2.20%	924,905	16.01 to 14.52	14,759,707	1.28%	34.94% to 33.24%
2012	0.95% to 2.20%	1,017,605	11.86 to 10.90	12,077,628	0.77%	17.26% to 15.78%
2011	0.95% to 1.85%	1,387,527	10.12 to 9.61	14,108,091	0.68%	-4.67% to -5.54%
2010	0.95% to 1.95%	2,143,936	10.61 to 10.12	22,914,997	0.79%	27.00% to 25.72%
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
2014	0.95% to 2.05%	453,033	9.37 to 8.92	4,238,763	1.49%	-6.31% to -7.01%	****
Templeton Foreign Securities Fund - Class 2 (TIF2)
2014	0.95% to 1.95%	866,682	8.68 to 8.62	7,541,374	2.83%	-13.21% to -13.80%	****
2013	1.25%	1,399	19.86	27,781	2.29%	21.43%
2012	1.25%	1,524	16.35	24,909	2.94%	16.75%
2011	1.25%	1,784	14.00	24,991	1.65%	-11.75%
2010	1.25%	1,946	15.87	30,887	1.84%	7.03%
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
2014	0.95% to 2.20%	3,710,891	10.02 to 9.94	37,147,623	5.15%	0.21% to -0.64%	****
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2014	0.95% to 2.05%	601,402	12.97 to 12.03	7,698,785	2.82%	1.87% to 0.74%
2013	0.95% to 2.05%	478,758	12.73 to 11.95	6,019,658	12.55%	22.59% to 21.23%
2012	0.95% to 1.95%	345,064	10.38 to 9.90	3,546,176	3.07%	14.23% to 13.08%
2011	0.95% to 1.95%	452,981	9.09 to 8.76	4,084,106	0.01%	-2.48% to -3.46%
2010	0.95% to 2.20%	478,144	9.32 to 9.01	4,419,657	2.32%	9.21% to 7.83%
Short Duration Bond Portfolio - I Class Shares (AMTB)
2014	0.95% to 2.35%	1,702,995	11.06 to 9.37	18,410,273	1.45%	-0.35% to -1.75%
2013	0.95% to 2.35%	2,364,681	11.10 to 9.54	25,702,062	2.57%	-0.34% to -1.75%
2012	0.95% to 2.35%	1,803,378	11.14 to 9.71	19,676,659	2.89%	3.61% to 2.14%
2011	0.95% to 2.35%	2,113,398	10.75 to 9.50	22,278,758	3.64%	-0.66% to -2.06%
2010	0.95% to 2.35%	2,809,299	10.82 to 9.70	29,875,050	5.23%	4.28% to 2.81%
Guardian Portfolio - I Class Shares (AMGP)
2014	1.60% to 1.75%	12,744	27.04 to 18.09	245,173	0.46%	7.28% to 7.12%
2013	1.60% to 1.75%	12,897	25.21 to 16.89	231,416	0.83%	36.60% to 36.39%
2012	1.60% to 1.75%	13,209	18.45 to 12.39	173,493	0.26%	10.92% to 10.75%
2011	1.60% to 1.75%	15,702	16.64 to 11.18	184,483	0.47%	-4.49% to -4.64%
2010	1.60% to 1.75%	16,109	17.42 to 11.73	199,575	0.32%	17.11% to 16.93%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2014	1.60% to 1.75%	8,785	$30.40 to $ 21.29	$206,691	0.00%	5.86% to 5.70%
2013	1.60% to 1.75%	13,643	28.72 to 20.15	295,847	0.00%	30.49% to 30.29%
2012	1.60% to 1.75%	14,902	22.01 to 15.46	248,502	0.00%	10.61% to 10.44%
2011	1.60% to 1.75%	17,132	19.90 to 14.00	264,073	0.00%	-1.13% to -1.28%
2010	0.95% to 1.75%	25,562	25.01 to 14.18	418,065	0.00%	27.87% to 26.84%
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2014	1.60% to 1.75%	2,502	21.72 to 16.12	46,630	0.72%	8.09% to 7.93%
2013	1.60% to 1.75%	2,653	20.10 to 14.94	46,229	1.16%	29.04% to 28.84%
2012	1.60% to 1.75%	4,405	15.57 to 11.59	55,896	0.45%	14.73% to 14.55%
2011	1.60% to 1.75%	4,144	13.58 to 10.12	46,304	0.00%	-12.77% to -12.91%
2010	1.10% to 1.75%	4,601	16.56 to 11.62	62,147	0.77%	14.39% to 13.64%
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)
2011	1.25%	244	11.39	2,783	0.35%	-7.87%
2010	1.25%	331	12.35	4,090	0.02%	24.44%
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2014	0.95% to 2.60%	101,866	13.12 to 15.62	1,445,705	0.00%	2.49% to 0.78%
2013	0.95% to 2.60%	124,086	12.80 to 15.50	1,704,978	0.00%	44.45% to 42.05%
2012	0.95% to 2.60%	102,750	8.86 to 10.91	1,014,871	0.00%	7.78% to 5.99%
2011	0.95% to 2.60%	137,510	8.22 to 10.30	1,253,000	0.00%	-2.00% to -3.63%
2010	0.95% to 2.60%	185,434	8.39 to 10.69	1,711,120	0.00%	18.48% to 16.50%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2014	0.95% to 1.90%	509,600	21.47 to 19.38	10,794,836	0.36%	9.33% to 8.28%
2013	0.95% to 2.20%	582,312	19.64 to 17.37	11,268,503	0.73%	36.30% to 34.58%
2012	0.95% to 2.10%	537,817	14.41 to 13.02	7,663,164	0.23%	9.92% to 8.64%
2011	0.95% to 2.45%	634,052	13.11 to 11.66	8,224,270	0.31%	-4.00% to -5.45%
2010	0.95% to 2.45%	717,855	13.66 to 12.34	9,712,445	0.03%	21.69% to 19.85%
International Growth Fund/VA - Service Shares (OVIGS)
2014	0.95% to 1.65%	54,549	9.06 to 9.01	493,094	0.43%	-9.45% to -9.87%	****
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2014	0.95% to 1.35%	133,056	24.71 to 25.39	3,478,011	0.44%	14.35%
2013	0.95% to 1.35%	145,166	21.61 to 22.31	3,322,094	0.99%	28.51% to 27.99%
2012	0.95% to 1.35%	156,559	16.82 to 17.43	2,791,859	0.66%	13.03% to -12.60%
2011	0.95% to 1.35%	178,265	14.88 to 15.48	2,815,319	0.37%	-2.09% to -2.46%
2010	0.95% to 1.35%	209,242	15.20 to 15.87	3,373,897	0.20%	8.42% to 7.89%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2014	0.95% to 2.60%	6,168,087	19.56 to 15.29	117,074,386	1.38%	1.32% to -0.37%
2013	0.95% to 2.40%	2,608,469	19.31 to 15.78	49,006,436	1.39%	26.13% to 24.25%
2012	0.95% to 2.40%	3,050,182	22.92 to 12.70	45,550,676	2.16%	20.11% to 18.35%
2011	0.95% to 2.40%	3,666,878	12.75 to 10.73	45,704,064	1.34%	-9.16% to -10.49%
2010	0.95% to 2.40%	4,726,587	14.03 to 11.99	64,970,455	1.50%	14.86% to 13.18%
Global Securities Fund/VA - Service Class (OVGSS)
2014	1.50% to 2.35%	61,526	21.35 to 19.13	1,256,946	0.89%	0.53% to -0.34%
2013	1.50% to 2.60%	73,423	21.24 to 18.63	1,498,522	1.22%	25.09% to 23.69%
2012	1.50% to 2.60%	85,619	16.98 to 15.06	1,402,134	1.90%	19.13% to 17.80%
2011	1.50% to 2.60%	125,525	14.25 to 12.79	1,737,120	1.14%	-9.90% to -10.90%
2010	1.50% to 2.60%	171,295	15.82 to 14.35	2,629,627	1.32%	13.97% to 12.70%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2014	0.95% to 2.20%	4,629,367	20.4 to 14.13	98,161,966	0.83%	9.65% to 8.27%
2013	0.95% to 2.25%	5,261,993	18.61 to 12.12	101,913,976	1.15%	30.52% to 28.81%
2012	0.95% to 2.25%	6,117,718	14.26 to 9.41	90,848,370	0.98%	15.76% to 14.24%
2011	0.95% to 2.25%	7,294,295	12.32 to 8.24	93,789,052	0.88%	-0.97% to -2.26%
2010	0.95% to 2.25%	8,884,716	12.44 to 8.43	115,518,627	1.15%	15.01% to 13.50%
Main Street Fund(R)/VA - Service Class (OVGIS)
2014	1.50% to 2.60%	149,873	17.96 to 15.58	2,621,809	0.57%	8.74% to 7.53%
2013	1.50% to 2.60%	166,445	16.52 to 14.49	2,676,545	0.86%	29.47% to 28.02%
2012	1.50% to 2.60%	197,383	12.76 to 11.32	2,448,732	0.66%	14.86% to 13.57%
2011	1.50% to 2.60%	233,999	11.11 to 9.96	2,533,407	0.61%	-1.81% to -2.90%
2010	1.50% to 2.60%	277,137	11.31 to 10.26	3,062,481	0.95%	14.09% to 12.82%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2014	0.95% to 1.85%	656,479	17.60 to 16.26	11,378,849	0.91%	10.87% to 9.86%
2013	0.95% to 1.85%	693,994	15.87 to 14.80	10,863,061	0.85%	39.68% to 38.41%
2012	0.95% to 1.85%	1,043,075	11.36 to 10.69	11,787,120	0.43%	16.86% to 15.80%
2011	0.95% to 1.85%	1,204,457	9.72 to 9.23	11,651,166	0.57%	-3.14% to -4.02%
2010	0.95% to 1.85%	930,790	10.04 to 9.62	9,283,938	0.57%	22.23% to 21.13%
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
2014	1.25%	7,048	24.98	176,054	0.63%	10.26%
2013	1.25%	7,696	22.66	174,347	0.67%	38.87%
2012	1.25%	10,227	16.31	166,865	0.33%	16.20%
2011	1.25%	11,138	14.04	156,394	0.41%	-3.60%
2010	1.25%	13,564	14.57	197,565	0.42%	21.48%
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
2014	0.95% to 2.20%	2,660,881	22.93 to 13.63	57,039,433	0.00%	4.78% to 3.46%
2013	0.95% to 2.25%	3,051,357	18.96 to 7.17	62,518,687	0.01%	34.69% to 32.93%
2012	0.95% to 2.25%	3,506,895	14.08 to 5.39	53,390,563	0.00%	15.34% to 13.82%
2011	0.95% to 2.25%	4,099,641	12.20 to 4.74	54,135,465	0.00%	0.08% to -1.17%
2010	0.95% to 2.25%	5,038,472	12.19 to 4.79	66,253,324	0.00%	26.26% to 24.60%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2014	0.95% to 2.20%	474,125	$10.24 to $ 9.96	$4,834,025	4.34%	1.86% to 0.58%
2013	0.95% to 2.20%	466,186	10.05 to 9.90	4,676,428	5.83%	-1.08% to -2.33%
2012	0.95% to 1.75%	125,636	10.16 to 10.15	1,276,369	0.00%	1.62% to 1.47%	****
Global Strategic Income Fund/VA: Service Shares (OVSBS)
2014	1.50% to 2.60%	161,421	17.71 to 15.36	2,759,698	3.90%	0.95% to -0.17%
2013	1.50% to 2.60%	178,348	17.55 to 15.39	3,027,647	4.65%	-1.86% to -2.96%
2012	1.50% to 2.60%	199,380	17.88 to 15.86	3,458,755	5.83%	11.45% to 10.20%
2011	1.50% to 2.60%	235,323	16.04 to 14.39	3,665,294	2.78%	-0.86% to -1.96%
2010	1.50% to 2.60%	284,422	16.18 to 14.68	4,488,006	8.09%	13.05% to 11.79%
All Asset Portfolio - Advisor Class (PMVAAD)
2014	0.95% to 1.95%	569,310	10.51 to 10.23	5,959,274	5.25%	-0.50% to -1.50%
2013	0.95% to 1.95%	522,258	10.56 to 10.38	5,501,980	4.99%	-0.84% to -1.84%
2012	0.95% to 2.10%	345,476	10.65 to 10.57	3,675,070	5.57%	6.50% to 5.67%	****
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2014	0.95% to 1.65%	340,373	12.15 to 11.67	4,085,370	2.00%	-0.65% to -1.35%
2013	0.95% to 1.65%	423,279	12.23 to 11.83	5,126,025	1.67%	-7.45% to -8.11%
2012	0.95% to 1.85%	586,111	13.21 to 12.78	7,693,194	5.33%	4.23% to 3.28%
2011	0.95% to 2.20%	790,240	12.68 to 12.25	9,964,732	1.92%	7.39% to 6.04%
2010	0.95% to 1.75%	602,956	11.80 to 11.65	7,099,754	1.27%	8.33% to 7.46%
Low Duration Portfolio - Advisor Class (PMVLAD)
2014	0.95% to 2.20%	2,805,641	11.82 to 11	32,790,936	1.02%	-0.21% to -1.47%
2013	0.95% to 2.20%	3,315,426	11.84 to 11.16	38,898,969	1.37%	-1.18% to -2.43%
2012	0.95% to 2.20%	3,531,011	11.98 to 11.44	42,000,403	1.80%	4.74% to 3.42%
2011	0.95% to 2.20%	3,301,266	11.44 to 11.06	37,584,910	1.58%	0.05% to -1.21%
2010	0.95% to 2.20%	2,894,543	11.44 to 11.20	32,987,611	1.57%	4.19% to 2.87%
Real Return Portfolio - Administrative Class (PMVRRA)
2014	0.95% to 1.30%	60,865	14.08 to 13.66	845,404	1.42%	2.10% to 1.78%
2013	0.95% to 1.30%	67,335	13.79 to 13.42	917,457	1.62%	-10.08% to -10.40%
2012	0.95% to 1.30%	79,167	15.33 to 14.98	1,201,582	1.05%	-7.73% to -7.31%
2011	0.95% to 1.30%	86,160	14.23 to 13.96	1,216,314	1.96%	10.57% to 10.27%
2010	0.95% to 1.30%	66,930	12.87 to 12.66	855,103	1.43%	6.91% to 6.53%
Total Return Portfolio - Administrative Class (PMVTRA)
2014	0.95% to 1.30%	92,939	15.66 to 15.19	1,435,512	2.17%	3.30% to 2.91%
2013	0.95% to 1.30%	103,230	15.16 to 14.76	1,546,318	2.14%	-2.89% to -3.23%
2012	0.95% to 1.30%	184,087	15.61 to 15.25	2,846,766	2.57%	-8.55% to -8.16%
2011	0.95% to 1.30%	189,504	14.38 to 14.10	2,705,068	2.62%	2.64% to 2.25%
2010	0.95% to 1.30%	209,787	14.01 to 13.79	2,920,948	2.41%	6.92% to 6.54%
Total Return Portfolio - Advisor Class (PMVTRD)
2014	0.95% to 1.75%	1,262,722	10.89 to 10.57	13,678,875	2.02%	3.18% to 2.34%
2013	0.95% to 2.20%	1,666,977	10.55 to 10.20	17,516,266	2.11%	-2.98% to -4.21%
2012	0.95% to 2.20%	1,553,315	10.88 to 10.65	16,852,755	2.46%	8.46% to 7.09%
2011	0.95% to 2.10%	619,895	10.03 to 9.95	6,207,984	1.64%	0.28% to -0.50%	****
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
2014	0.95% to 1.35%	15,712	9.72 to 9.70	152,585	3.07%	-2.76% to -3.02%	****
VT Growth & Income Fund: Class IB (PVGIB)
2014	1.25%	744	18.36	13,660	1.34%	9.35%
2013	1.25%	808	16.79	13,573	1.67%	33.98%
2012	1.25%	877	12.53	10,993	1.72%	17.64%
2011	1.25%	950	10.65	10,123	1.25%	-5.83%
2010	1.25%	1,028	11.31	11,629	1.57%	12.90%
VI American Franchise Fund - Series II Shares (ACEG2)
2014	0.95% to 2.60%	142,833	14.34 to 14.86	2,246,259	0.00%	7.14% to 5.36%
2013	0.95% to 2.60%	228,562	13.39 to 14.10	3,279,415	0.22%	38.47% to 36.16%
2012	0.95% to 2.60%	188,672	9.67 to 10.36	2,031,028	0.00%	-3.31% to 10.44%	****
2011	1.50% to 2.60%	113,135	10.45 to 9.38	1,140,716	0.00%	-7.79% to -8.82%
2010	1.50% to 2.60%	138,423	11.34 to 10.29	1,517,174	0.00%	17.77% to 16.46%
VI Comstock Fund - Series II Shares (ACC2)
2014	1.50% to 2.60%	264,718	19.98 to 17.33	5,081,741	1.04%	7.46% to 6.26%
2013	1.50% to 2.60%	343,323	18.59 to 16.31	6,163,839	1.43%	33.62% to 32.13%
2012	1.50% to 2.60%	412,036	13.92 to 12.34	5,548,327	1.42%	17.14% to 15.83%
2011	1.50% to 2.60%	512,532	11.88 to 10.66	5,900,442	1.36%	-3.57% to -4.65%
2010	1.50% to 2.60%	647,015	12.32 to 11.18	7,741,763	0.14%	13.96% to 12.69%
VI American Franchise Fund - Series I Shares (ACEG)
2014	0.95% to 1.30%	1,817	14.44 to 14.31	26,109	0.03%	7.41% to 7.03%
2013	0.95% to 1.40%	4,408	13.45 to 13.34	59,050	0.44%	38.81% to 38.18%
2012	0.95% to 1.40%	4,630	9.69 to 9.66	44,799	0.00%	-3.13% to -3.43%	****
Van Kampen V.I. Value Opportunities Fund: Series II Shares (AVBV2)
2011	1.25%	6,785	9.47	64,249	0.61%	-4.60%
2010	1.25%	7,408	9.93	73,537	0.10%	5.60%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VI Core Equity Fund - Series I Shares (AVGI)
2014	0.95% to 1.55%	986	$20.88 to $ 19.28	$19,891	0.70%	7.12% to 6.47%
2013	0.95% to 1.55%	3,228	19.49 to 18.10	59,276	1.29%	28.02% to 27.25%
2012	0.95% to 1.55%	4,438	15.22 to 14.23	64,665	0.74%	12.80% to 12.11%
2011	0.95% to 1.55%	11,470	13.50 to 12.69	147,542	0.49%	-1.01% to -1.61%
2010	0.95% to 1.90%	37,621	13.63 to 12.50	487,965	0.97%	8.52% to 7.55%
VI Core Equity Fund - Series II Shares (AVCE2)
2014	1.50% to 2.50%	36,293	15.83 to 14.48	553,146	0.63%	6.23% to 5.15%
2013	1.50% to 2.50%	42,811	14.90 to 13.78	616,753	1.26%	27.00% to 25.71%
2012	1.50% to 2.50%	51,171	11.73 to 10.96	584,210	0.84%	11.91% to 10.77%
2011	1.50% to 2.50%	63,040	10.48 to 9.89	645,547	0.74%	-1.79% to -2.78%
2010	1.50% to 2.60%	77,258	10.67 to 10.13	807,804	0.75%	7.61% to 6.41%
VI Equity and Income Fund - Series I Shares (IVKEI1)
2014	0.95% to 1.70%	25,674	13.66 to 13.28	347,063	1.80%	8.00% to 7.18%
2013	0.95% to 1.70%	25,948	12.65 to 12.39	325,654	1.77%	23.99% to 23.06%
2012	0.95% to 1.55%	23,707	10.20 to 10.10	241,404	1.84%	11.50% to 10.83%
2011	0.95% to 1.55%	26,106	9.15 to 9.11	238,623	0.28%	-8.52% to -8.89%	****
VI Global Health Care Fund - Series I Shares (IVHS)
2014	0.95% to 1.20%	20,201	22.38 to 21.90	446,575	0.00%	18.54% to 18.19%
2013	0.95% to 1.20%	16,890	18.88 to 18.53	315,457	0.75%	39.21% to 38.86%
2012	0.95% to 1.25%	13,126	13.57 to 13.30	176,151	0.00%	19.77% to 19.39%
2011	0.95% to 1.25%	7,570	11.33 to 11.14	84,962	0.00%	3.00% to 2.67%
2010	0.95% to 1.25%	9,435	11.00 to 10.85	103,057	0.00%	4.12% to 3.80%
VI Global Real Estate Fund - Series I Shares (IVRE)
2014	0.95% to 1.30%	22,119	13.58 to 13.18	296,027	1.62%	13.55% to 13.13%
2013	0.95% to 1.30%	23,003	11.96 to 11.65	271,759	3.07%	1.74% to 1.38%
2012	0.95% to 1.30%	32,559	11.76 to 11.49	378,685	0.57%	26.86% to 26.40%
2011	0.95% to 1.30%	31,564	9.27 to 9.09	289,925	3.29%	-7.39% to -7.72%
2010	0.95% to 1.30%	34,474	10.01 to 9.85	342,593	5.13%	16.22% to 15.81%
Diversified Stock Fund Class A Shares (VYDS)
2014	0.95% to 1.65%	180,037	19.01 to 16.94	3,311,651	0.88%	9.15% to 8.38%
2013	0.95% to 1.65%	223,117	17.41 to 15.63	3,768,623	0.62%	32.66% to 31.72%
2012	0.95% to 1.65%	248,424	13.13 to 11.87	3,167,471	0.95%	15.17% to 14.36%
2011	0.95% to 1.65%	294,187	11.40 to 10.38	3,264,930	0.64%	-7.71% to -8.36%
2010	0.95% to 1.70%	383,725	12.35 to 11.26	4,624,290	0.72%	11.28% to 10.44%
Micro-Cap Portfolio-Investment Class (ROCMC)
2014	0.95% to 1.25%	41,683	13.63 to 13.28	559,848	0.00%	-4.50% to -4.80%
2013	0.95% to 1.25%	50,157	14.28 to 13.95	706,555	0.45%	19.84% to 19.47%
2012	0.95% to 1.25%	67,539	11.91 to 11.68	795,615	0.00%	6.53% to 6.28%
2011	0.95% to 1.25%	75,757	11.18 to 10.99	838,766	2.27%	-12.93% to -13.19%
2010	0.95% to 1.30%	83,270	12.84 to 12.63	1,061,105	2.04%	28.54% to 28.07%
Variable Fund - Multi-Hedge Strategies (RVARS)
2014	0.95% to 1.50%	52,064	10.30 to 10.20	534,409	0.00%	3.67% to 3.09%
2013	0.95% to 1.35%	23,432	9.93 to 9.91	232,386	0.00%	-0.68% to -0.95%	****
Variable Funds Trust - Series D (World Equity Income Series) (SBLD)
2014	1.10% to 1.30%	20,950	12.14 to 11.93	253,773	0.00%	3.85% to 3.65%
2013	1.10% to 1.30%	19,296	11.69 to 11.51	225,180	0.00%	17.97% to 17.73%
2012	1.10% to 1.30%	17,262	9.91 to 9.78	170,809	0.00%	15.23% to 15.06%
2011	1.10% to 1.30%	26,678	8.60 to 8.50	228,895	0.00%	-16.67% to -16.91%
2010	1.10% to 1.30%	23,376	10.32 to 10.23	240,880	0.00%	14.23% to 14.01%
Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)
2014	1.10% to 1.30%	10,981	14.79 to 14.54	162,270	0.00%	11.79% to 11.59%
2013	1.10% to 1.30%	11,982	13.23 to 13.03	158,422	0.00%	29.08% to 28.82%
2012	1.10% to 1.30%	12,558	10.25 to 10.12	128,481	0.00%	14.53% to 14.35%
2011	0.95% to 1.30%	15,074	9.03 to 8.85	134,874	0.00%	-5.25% to -5.55%
2010	0.95% to 1.30%	16,355	9.53 to 9.37	154,677	0.00%	22.83% to 22.37%
Series N (Managed Asset Allocation Series) (SBLN)
2014	0.95% to 1.30%	19,429	15.22 to 14.77	291,534	0.00%	5.69% to 5.35%
2013	0.95% to 1.30%	19,651	14.40 to 14.02	279,378	0.00%	13.24% to 12.84%
2012	0.95% to 1.30%	14,756	12.72 to 12.43	185,513	0.00%	12.02% to 11.64%
2011	1.10% to 1.25%	8,621	11.24 to 11.14	96,775	0.00%	-0.44% to -0.63%
2010	0.95% to 1.30%	12,170	11.37 to 11.19	137,282	0.00%	9.35% to 8.97%
Series O (All Cap Value Series) (SBLO)
2014	0.95% to 1.20%	22,526	16.39 to 16.03	364,018	0.00%	6.64% to 6.30%
2013	0.95% to 1.20%	23,292	15.37 to 15.08	353,805	0.00%	31.95% to 31.61%
2012	0.95% to 1.20%	24,139	11.65 to 11.46	278,378	0.00%	14.44% to 14.14%
2011	0.95% to 1.20%	76,596	10.18 to 10.04	774,297	0.00%	-5.30% to -5.55%
2010	0.95% to 1.30%	98,721	10.75 to 10.58	1,054,397	0.00%	15.33% to 14.94%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Series P (High Yield Series) (SBLP)
2014	0.95% to 1.30%	15,960	$17.69 to $ 17.17	$278,530	0.00%	1.49% to 1.24%
2013	0.95% to 1.30%	17,128	17.43 to 16.96	294,991	0.00%	6.36% to 5.99%
2012	0.95% to 1.30%	29,664	16.38 to 16.01	481,279	0.00%	13.75% to 13.39%
2011	0.95% to 1.30%	29,110	14.40 to 14.12	416,021	0.00%	-0.96% to -1.33%
2010	0.95% to 1.30%	29,311	14.54 to 14.31	423,441	0.00%	14.18% to 13.78%
Series Q (Small Cap Value Series) (SBLQ)
2014	0.95% to 1.30%	41,661	19.77 to 19.17	811,623	0.01%	-2.27% to -2.69%
2013	0.95% to 1.30%	47,503	20.23 to 19.70	948,789	0.00%	35.49% to 35.02%
2012	0.95% to 1.30%	58,150	14.93 to 14.59	858,607	0.00%	18.30% to 17.95%
2011	0.95% to 1.30%	73,734	12.62 to 12.37	921,474	0.00%	-5.47% to -5.86%
2010	0.95% to 1.30%	82,673	13.35 to 13.14	1,095,848	0.00%	20.56% to 20.14%
Series V (Mid Cap Value Series) (SBLV)
2014	0.95% to 1.30%	111,561	17.92 to 17.38	1,970,122	0.00%	-0.06% to -0.40%
2013	0.95% to 1.30%	127,816	17.93 to 17.45	2,262,464	0.00%	32.06% to 31.59%
2012	0.95% to 1.30%	161,868	13.58 to 13.26	2,173,908	0.00%	16.07% to 15.61%
2011	0.95% to 1.30%	165,613	11.70 to 11.47	1,920,046	0.00%	-8.38% to -8.75%
2010	0.95% to 1.30%	189,899	12.77 to 12.57	2,406,943	0.00%	16.51% to 16.11%
Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)
2014	1.10%	15,412	15.57	239,965	0.00%	7.60%
2013	1.10%	15,693	14.47	227,078	0.00%	39.78%
2012	1.10% to 1.15%	8,905	10.35 to 10.32	92,155	0.00%	10.34% to 10.26%
2011	1.10% to 1.15%	8,735	9.38 to 9.36	81,932	0.00%	-3.10% to -3.01%
2010	0.95% to 1.15%	12,090	9.74 to 9.65	117,162	0.00%	28.68% to 28.41%
Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)
2014	1.10% to 1.25%	2,232	14.26 to 14.07	31,659	0.00%	13.99% to 13.74%
2013	1.10% to 1.25%	2,998	12.51 to 12.37	37,391	0.00%	26.86% to 26.67%
2012	1.10% to 1.25%	2,881	9.86 to 9.76	28,340	0.00%	9.43% to 9.29%
2011	1.10% to 1.25%	1,849	9.01 to 8.93	16,622	0.00%	-5.36% to -5.50%
2010	1.10% to 1.25%	2,191	9.52 to 9.45	20,806	0.00%	15.20% to 15.02%
Health Sciences Portfolio - II (TRHS2)
2014	0.95% to 2.60%	1,982,157	29.06 to 26.87	57,190,414	0.00%	29.98% to 27.81%
2013	0.95% to 2.60%	1,957,164	22.35 to 21.02	43,531,343	0.00%	49.08% to 46.60%
2012	0.95% to 2.60%	1,447,320	14.99 to 14.34	21,622,699	0.00%	29.75% to 27.59%
2011	0.95% to 2.60%	674,188	11.56 to 11.24	7,772,836	0.00%	9.34% to 7.52%
2010	0.95% to 1.95%	129,181	10.57 to 10.50	1,363,675	0.00%	5.69% to 4.98%	****
VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)
2014	0.95% to 2.20%	512,477	8.43 to 8.15	4,306,280	0.00%	-20.11% to -21.12%
2013	0.95% to 2.20%	418,215	10.56 to 10.34	4,403,224	0.54%	9.25% to 7.87%
2012	0.95% to 2.20%	327,050	9.66 to 9.58	3,156,795	1.06%	-3.37% to -4.19%	****
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
2014	0.95% to 2.20%	596,764	27.6 to 31.08	22,103,762	0.52%	-1.36% to -2.61%
2013	0.95% to 2.20%	703,220	27.98 to 31.91	26,019,673	1.67%	10.96% to 9.56%
2012	0.95% to 2.20%	905,469	25.22 to 29.13	30,746,409	0.00%	28.57% to 26.95%
2011	0.95% to 2.20%	475,910	19.62 to 22.95	11,979,501	1.09%	-26.44% to -27.37%
2010	0.95% to 2.20%	581,474	26.67 to 31.59	19,607,103	0.62%	25.64% to 24.05%
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2014	0.95% to 2.60%	532,270	25.85 to 27.08	16,569,011	0.10%	-19.87% to -21.21%
2013	0.95% to 2.60%	656,630	32.26 to 34.36	25,424,540	0.77%	9.48% to 7.66%
2012	0.95% to 2.60%	900,815	29.47 to 31.92	32,107,037	0.77%	2.40% to 0.69%
2011	0.95% to 2.05%	354,656	28.78 to 34.08	11,990,469	1.22%	-17.24% to -18.16%
2010	0.95% to 2.20%	412,231	34.78 to 40.90	16,848,636	0.37%	28.01% to 26.40%
Variable Insurance Portfolios - Asset Strategy (WRASP)
2014	0.95% to 2.25%	4,909,748	30.35 to 24.72	145,438,477	0.49%	-6.16% to -7.40%
2013	0.95% to 2.25%	5,765,187	32.34 to 26.69	182,232,052	1.30%	23.94% to 22.32%
2012	0.95% to 2.25%	6,695,505	26.09 to 21.82	170,977,693	1.16%	18.04% to 16.49%
2011	0.95% to 2.25%	8,197,211	22.11 to 18.73	177,547,335	1.05%	-8.09% to -9.29%
2010	0.95% to 2.25%	10,423,052	24.05 to 20.65	245,715,762	1.10%	7.64% to 6.23%
Variable Insurance Portfolios - Balanced (WRBP)
2014	0.95% to 2.25%	2,447,647	21.39 to 17.49	51,201,075	0.93%	6.55% to 5.15%
2013	0.95% to 2.25%	2,598,391	20.07 to 16.63	51,059,224	1.46%	22.52% to 20.92%
2012	0.95% to 2.25%	2,832,072	16.38 to 13.76	45,485,972	1.50%	10.68% to 9.23%
2011	0.95% to 2.25%	3,231,584	14.80 to 12.59	46,983,411	1.52%	2.33% to 0.99%
2010	0.95% to 2.25%	4,034,607	14.47 to 12.47	57,336,407	1.99%	16.00% to 14.48%
Variable Insurance Portfolios - Bond (WRBDP)
2014	0.95% to 2.25%	3,864,467	16.78 to 13.52	63,353,834	3.82%	3.35% to 1.99%
2013	0.95% to 2.25%	4,392,785	16.24 to 13.26	69,801,032	3.56%	-3.02% to -4.29%
2012	0.95% to 2.25%	5,653,755	16.74 to 13.85	92,655,701	3.12%	4.77% to 3.39%
2011	0.95% to 2.25%	6,157,959	15.98 to 13.40	96,552,451	2.68%	6.29% to 4.90%
2010	0.95% to 2.25%	7,474,683	15.04 to 12.77	110,313,533	3.89%	5.03% to 3.65%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Portfolios - Core Equity (WRCEP)
2014	0.95% to 2.25%	6,005,339	$19.24 to $ 16.04	$113,048,984	0.49%	8.64% to 7.21%
2013	0.95% to 2.25%	6,849,960	17.71 to 14.96	118,818,034	0.55%	32.24% to 30.51%
2012	0.95% to 2.25%	7,924,937	13.39 to 11.46	104,114,930	0.59%	17.47% to 15.93%
2011	0.95% to 2.25%	9,558,169	11.40 to 9.89	107,010,691	0.36%	0.70% to -0.62%
2010	0.95% to 2.25%	11,988,244	11.32 to 9.95	133,346,578	1.01%	19.75% to 18.18%
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)
2014	0.95% to 2.25%	798,548	20.47 to 17.78	16,086,259	1.15%	8.80% to 7.37%
2013	0.95% to 2.25%	932,175	18.81 to 16.56	17,272,541	1.62%	28.38% to 26.70%
2012	0.95% to 2.25%	1,093,997	14.65 to 13.07	15,813,876	1.10%	12.10% to 10.63%
2011	0.95% to 2.25%	1,359,638	13.07 to 11.81	17,548,996	1.05%	-5.59% to -6.83%
2010	0.95% to 2.05%	1,654,847	13.85 to 12.86	22,638,229	1.15%	15.27% to 14.06%
Variable Insurance Portfolios - Energy (WRENG)
2014	0.95% to 2.25%	449,790	12.61 to 11.25	5,585,927	0.00%	-11.41% to -12.58%
2013	0.95% to 2.25%	469,042	14.24 to 12.86	6,583,998	0.00%	26.54% to 24.88%
2012	0.95% to 2.25%	580,041	11.25 to 10.30	6,448,904	0.00%	0.41% to -0.91%
2011	0.95% to 2.25%	805,071	11.20 to 10.40	8,933,064	0.00%	-9.94% to -11.12%
2010	0.95% to 2.25%	1,023,074	12.44 to 11.70	12,619,383	0.28%	20.80% to 19.21%
Variable Insurance Portfolios - Global Bond (WRGBP)
2014	0.95% to 2.25%	446,528	10.41 to 9.92	4,624,307	2.23%	-0.77% to -2.07%
2013	0.95% to 2.25%	368,482	10.49 to 10.13	3,851,854	0.00%	0.78% to -0.54%
2012	0.95% to 2.25%	258,003	10.41 to 10.19	2,680,726	3.42%	5.40% to 4.01%
2011	0.95% to 2.25%	138,156	9.88 to 9.79	1,364,034	2.16%	-1.20% to -2.07%	****
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
2014	0.95% to 2.25%	808,834	11.93 to 10.51	9,491,809	0.00%	-13.86% to -15.00%
2013	0.95% to 2.25%	965,476	13.86 to 12.37	13,170,383	0.00%	6.78% to 5.38%
2012	0.95% to 2.25%	1,371,424	12.98 to 11.74	17,549,749	0.00%	0.91% to -0.41%
2011	0.95% to 2.25%	1,820,540	12.86 to 11.79	23,104,191	0.00%	-22.19% to -23.21%
2010	0.95% to 2.25%	2,580,151	16.53 to 15.35	42,109,755	0.00%	15.95% to 14.43%
Variable Insurance Portfolios - Growth (WRGP)
2014	0.95% to 2.25%	6,325,193	17.87 to 15.23	110,513,892	0.41%	10.75% to 9.30%
2013	0.95% to 2.25%	7,313,103	16.14 to 13.93	115,513,677	0.43%	35.16% to 33.39%
2012	0.95% to 2.25%	8,850,476	11.94 to 10.45	103,583,897	0.06%	11.67% to 10.20%
2011	0.95% to 2.25%	10,732,698	10.69 to 9.48	112,624,107	0.40%	1.16% to -0.17%
2010	0.95% to 2.25%	13,537,586	10.57 to 9.50	140,392,124	0.65%	11.51% to 10.05%
Variable Insurance Portfolios - High Income (WRHIP)
2014	0.95% to 2.25%	3,019,321	26.94 to 22.20	79,517,963	4.95%	0.94% to -0.39%
2013	0.95% to 2.25%	3,444,773	26.69 to 22.29	90,092,893	4.89%	9.45% to 8.01%
2012	0.95% to 2.25%	3,437,628	24.38 to 20.63	82,139,540	6.30%	17.51% to 15.97%
2011	0.95% to 2.25%	3,451,947	20.75 to 17.79	70,365,113	7.33%	4.26% to 2.90%
2010	0.95% to 2.25%	4,324,579	19.90 to 17.29	84,584,599	7.82%	13.77% to 12.28%
Variable Insurance Portfolios - International Growth (WRIP)
2014	0.95% to 2.25%	1,669,710	15.26 to 12.54	24,877,580	2.14%	0.00% to -1.32%
2013	0.95% to 2.25%	1,937,503	15.26 to 12.71	28,929,728	0.91%	18.09% to 16.54%
2012	0.95% to 2.25%	2,396,608	12.93 to 10.91	30,361,361	1.97%	16.93% to 15.39%
2011	0.95% to 2.25%	2,824,384	11.05 to 9.45	30,636,295	0.42%	-8.20% to -9.40%
2010	0.95% to 2.25%	3,816,483	12.04 to 10.43	45,080,282	0.99%	13.70% to 12.21%
Variable Insurance Portfolios - International Core Equity (WRI2P)
2014	0.95% to 2.05%	583,553	19.18 to 17.03	11,016,705	2.53%	0.48% to -0.64%
2013	0.95% to 2.05%	641,781	19.09 to 17.14	12,068,034	1.67%	23.73% to 22.35%
2012	0.95% to 2.25%	780,139	15.43 to 13.76	11,877,621	2.39%	12.25% to 10.77%
2011	0.95% to 2.05%	988,441	13.75 to 12.62	13,427,910	1.56%	-14.70% to -15.65%
2010	0.95% to 2.05%	1,234,813	16.11 to 14.96	19,738,384	1.41%	13.01% to 11.76%
Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)
2014	0.95% to 1.95%	515,682	10.24 to 9.87	5,246,609	0.56%	0.02% to -0.99%
2013	0.95% to 2.00%	515,731	10.24 to 9.95	5,251,273	0.00%	-1.48% to -2.53%
2012	0.95% to 2.00%	494,224	10.39 to 10.21	5,120,924	4.09%	2.39% to 1.30%
2011	0.95% to 1.60%	233,219	10.15 to 10.11	2,364,729	2.12%	1.50% to 1.06%	****
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)
2014	0.95% to 1.95%	168,210	24.46 to 21.95	4,048,750	0.00%	-2.67% to -3.66%
2013	0.95% to 1.95%	214,062	25.13 to 22.79	5,302,156	0.00%	55.79% to 54.22%
2012	0.95% to 1.85%	237,238	16.13 to 14.91	3,779,957	0.00%	10.78% to 9.77%
2011	0.95% to 1.85%	269,527	14.56 to 13.58	3,876,651	0.00%	-7.89% to -8.73%
2010	0.95% to 2.00%	360,541	15.81 to 14.73	5,628,834	0.00%	39.52% to 38.04%
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2014	0.95% to 2.25%	680,684	24.82 to 21.87	16,627,571	0.00%	6.84% to 5.44%
2013	0.95% to 2.25%	734,887	23.23 to 20.74	16,818,109	0.00%	28.70% to 27.02%
2012	0.95% to 2.25%	799,639	18.05 to 16.33	14,247,875	0.00%	12.48% to 11.00%
2011	0.95% to 2.25%	849,997	16.05 to 14.71	13,490,037	0.01%	-1.50% to -2.79%
2010	0.95% to 2.25%	1,112,006	16.29 to 15.13	17,915,900	0.04%	30.31% to 28.60%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Portfolios - Money Market (WRMMP)
2014	0.95% to 2.25%	1,377,912	$10.77 to $ 8.92	$14,556,405	0.02%	-0.93% to -2.23%
2013	0.95% to 2.25%	1,555,209	10.87 to 9.12	16,597,987	0.02%	-0.93% to -2.23%
2012	0.95% to 2.25%	1,805,265	10.98 to 9.33	19,441,214	0.02%	-0.93% to -2.24%
2011	0.95% to 2.25%	2,452,513	11.08 to 9.54	26,589,991	0.02%	-0.93% to -2.22%
2010	0.95% to 2.25%	2,650,355	11.18 to 9.76	29,097,700	0.08%	-0.88% to -2.18%
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
2014	0.95% to 2.25%	374,416	22.54 to 19.65	8,308,799	1.03%	28.93% to 27.24%
2013	0.95% to 2.25%	393,521	17.49 to 15.44	6,779,587	1.15%	0.17% to -1.15%
2012	0.95% to 2.25%	462,722	17.46 to 15.62	7,968,210	0.73%	16.60% to 15.06%
2011	0.95% to 2.25%	565,907	14.97 to 13.57	8,362,297	0.76%	4.01% to 2.65%
2010	0.95% to 2.25%	733,906	14.39 to 13.22	10,455,436	1.89%	27.29% to 25.62%
Variable Insurance Portfolios - Science and Technology (WRSTP)
2014	0.95% to 2.25%	2,659,452	28.18 to 24.26	73,296,134	0.00%	1.93% to 0.59%
2013	0.95% to 2.25%	3,080,205	27.65 to 25.31	83,423,314	0.00%	54.90% to 52.87%
2012	0.95% to 2.25%	3,672,810	17.85 to 16.55	64,303,289	0.00%	26.61% to 24.95%
2011	0.95% to 2.25%	4,392,183	14.10 to 13.25	60,775,633	0.00%	-6.66% to -7.88%
2010	0.95% to 2.25%	5,651,827	15.10 to 14.38	83,787,588	0.00%	11.68% to 10.22%
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
2014	0.95% to 2.25%	2,321,746	20.43 to 17.58	46,410,747	0.00%	0.63% to -0.69%
2013	0.95% to 2.25%	2,683,021	20.30 to 17.74	53,369,884	0.00%	42.00% to 40.14%
2012	0.95% to 2.25%	3,296,538	14.30 to 12.66	46,267,768	0.00%	4.16% to 2.79%
2011	0.95% to 2.25%	3,922,926	13.73 to 12.31	52,916,173	0.00%	-11.45% to -12.61%
2010	0.95% to 2.25%	4,957,025	15.50 to 14.09	75,522,922	0.00%	27.63% to 25.95%
Variable Insurance Portfolios - Small Cap Value (WRSCV)
2014	0.95% to 2.25%	287,890	21.31 to 18.51	6,020,462	0.09%	6.03% to 4.64%
2013	0.95% to 2.25%	359,957	20.10 to 17.69	7,117,138	0.85%	32.26% to 30.53%
2012	0.95% to 2.05%	400,259	15.19 to 13.79	5,996,555	0.46%	17.50% to 16.20%
2011	0.95% to 2.05%	531,829	12.93 to 11.87	6,794,860	0.49%	-13.62% to -14.57%
2010	0.95% to 2.05%	644,275	14.97 to 13.90	9,566,202	0.08%	25.21% to 23.82%
Variable Insurance Portfolios - Value (WRVP)
2014	0.95% to 2.25%	2,083,026	22.97 to 19.17	46,674,580	1.08%	9.89% to 8.45%
2013	0.95% to 2.25%	2,370,208	20.90 to 17.68	48,380,049	0.80%	34.05% to 32.29%
2012	0.95% to 2.25%	2,815,525	15.59 to 13.36	42,943,614	1.34%	17.75% to 16.20%
2011	0.95% to 2.25%	3,517,161	13.24 to 11.50	45,648,129	0.75%	-8.20% to -9.40%
2010	0.95% to 2.25%	4,443,444	14.42 to 12.69	62,774,142	0.92%	17.58% to 16.04%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2014	1.60% to 1.75%	8,810	19.82 to 19.38	171,308	0.06%	8.66% to 8.49%
2013	1.60% to 1.75%	11,012	18.24 to 17.86	197,425	0.27%	28.59% to 28.39%
2012	1.60% to 1.75%	12,979	14.18 to 13.91	181,078	0.10%	13.67% to 13.50%
2011	1.60% to 1.75%	20,470	12.48 to 12.26	252,377	0.14%	-7.03% to -7.17%
2010	1.60% to 1.75%	20,045	13.42 to 13.20	265,916	0.54%	21.78% to 21.59%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2014	0.95% to 2.05%	321,420	24.05 to 22.58	7,645,798	0.00%	-2.81% to -3.89%
2013	0.95% to 2.05%	373,905	24.75 to 23.49	9,169,342	0.00%	48.80% to 47.15%
2012	0.95% to 2.05%	300,349	16.63 to 15.96	4,949,232	0.00%	6.84% to 5.65%
2011	0.95% to 2.05%	412,796	15.57 to 15.11	6,387,695	0.00%	-5.50% to -6.55%
2010	0.95% to 2.05%	688,377	16.47 to 16.17	11,315,575	0.00%	25.57% to 24.18%
Global Securities Fund/VA - Class 3 (obsolete) (OVGS3)
2013	0.95% to 2.60%	2,825,641	30.34 to 25.36	83,835,381	1.38%	26.13% to 24.03%
2012	0.95% to 2.60%	3,103,349	24.05 to 20.45	73,128,193	2.16%	20.07% to 18.07%
2011	0.95% to 2.60%	3,682,904	20.03 to 17.32	72,453,662	1.30%	-9.14% to -10.65%
2010	0.95% to 2.60%	4,418,360	22.05 to 19.38	95,853,925	1.49%	14.87% to 12.96%
Janus Aspen Series - Global Technology Portfolio - Service II Shares (obsolete) (JAGTS2)
2011	0.95% to 2.20%	816,960	14.17 to 12.54	11,363,182	0.00%	-9.67% to -10.81%
2010	0.95% to 2.20%	1,087,988	15.69 to 14.06	16,812,409	0.00%	23.33% to 21.78%
Janus Aspen Series - Overseas Portfolio - Service II Shares (obsolete) (JAIGS2)
2011	0.95% to 2.20%	2,777,451	20.42 to 18.06	55,745,574	0.37%	-32.98% to -33.82%
2010	0.95% to 2.20%	4,043,040	30.47 to 27.29	121,341,628	0.53%	23.84% to 22.28%
Templeton Developing Markets Securities Fund - Class 3 (obsolete) (FTVDM3)
2013	0.95% to 2.05%	521,050	11.65 to 10.70	6,009,116	1.69%	-1.91% to -3.00%
2012	0.95% to 2.15%	878,045	17.34 to 10.95	10,359,629	1.46%	12.08% to 10.72%
2011	0.95% to 2.15%	715,467	10.60 to 9.89	7,517,269	0.95%	-16.66% to -17.67%
2010	0.95% to 2.20%	1,121,698	12.72 to 11.99	14,177,454	1.35%	16.40% to 14.93%
Templeton Foreign Securities Fund - Class 3 (obsolete) (TIF3)
2013	0.95% to 1.95%	698,073	13.54 to 12.53	9,344,201	2.25%	21.81% to 20.58%
2012	0.95% to 2.15%	799,025	11.11 to 10.25	8,809,472	2.93%	17.18% to 15.75%
2011	0.95% to 2.15%	745,150	9.49 to 8.85	7,018,430	1.69%	-11.53% to -12.60%
2010	0.95% to 2.20%	798,014	10.72 to 10.10	8,510,162	1.47%	7.38% to 6.02%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Templeton Global Bond Securities Fund - Class 3 (obsolete) (FTVGI3)
2013	0.95% to 2.20%	2,377,530	$18.19 to $16.50	$42,672,358	4.72%	0.67% to -0.60%
2012	0.95% to 2.20%	2,803,406	18.07 to 16.60	50,081,035	6.30%	13.97% to 12.52%
2011	0.95% to 2.20%	3,466,837	15.85 to 14.75	54,408,865	5.60%	-1.77% to -3.01%
2010	0.95% to 2.20%	3,633,038	16.14 to 15.21	58,145,726	1.36%	13.29% to 11.86%
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)
2013	0.95% to 2.20%	1,692,213	16.76 to 15.01	27,925,404	6.39%	5.92% to 4.58%
2012	0.95% to 2.20%	1,969,531	15.82 to 14.35	30,763,762	7.77%	13.62% to 12.18%
2011	0.95% to 2.20%	2,286,315	13.93 to 12.80	31,488,000	7.96%	2.82% to 1.53%
2010	0.95% to 2.20%	2,742,198	13.54 to 12.60	36,812,941	7.54%	12.09% to 10.67%
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)
2013	0.95% to 2.05%	958,212	26.19 to 22.99	24,572,794	1.12%	-0.21% to -1.31%
2012	0.95% to 2.20%	1,117,157	26.24 to 22.92	28,762,555	0.44%	16.12% to 14.65%
2011	0.95% to 2.20%	1,447,881	22.60 to 19.99	32,179,315	0.66%	-23.13% to -24.10%
2010	0.95% to 2.25%	1,961,773	29.40 to 26.22	56,857,465	0.07%	15.11% to 13.60%
NVIT Emerging Markets Fund - Class VI (obsolete) (GEM6)
2013	1.50% to 2.60%	22,478	19.52 to 17.51	423,707	0.91%	-1.06% to -2.16%
2012	1.50% to 2.60%	28,770	19.73 to 17.90	549,863	0.24%	15.16% to 13.87%
2011	1.50% to 2.60%	35,349	17.13 to 15.72	588,811	0.43%	-23.75% to -24.60%
2010	1.50% to 2.60%	45,329	22.47 to 20.85	994,617	0.00%	14.15% to 12.88%
NVIT International Equity Fund - Class III (obosolete) (GIG3)
2013	0.95% to 2.20%	848,759	23.25 to 20.04	19,360,340	0.52%	16.69% to 15.22%
2012	0.95% to 2.20%	975,577	19.92 to 17.40	19,096,114	0.80%	14.48% to 13.03%
2011	0.95% to 2.20%	1,215,140	17.40 to 15.39	20,803,714	1.25%	-10.62% to -11.75%
2010	0.95% to 2.20%	1,299,368	19.47 to 17.44	24,942,615	0.93%	12.19% to 10.78%
V.I. Capital Appreciation Fund - Series I (obsolete) (AVCA)
2011	0.95% to 1.40%	4,899	9.39 to 8.97	45,091	0.12%	-8.78% to -9.20%
2010	0.95% to 1.60%	9,360	10.30 to 9.70	93,543	0.75%	14.39% to 13.64%
V.I. Capital Appreciation Fund - Series II (obsolete) (AVCA2)
2011	0.95% to 2.60%	123,477	7.73 to 8.05	1,014,201	0.00%	-8.99% to -10.50%
2010	0.95% to 2.60%	125,988	8.50 to 8.99	1,150,533	0.49%	14.11% to 12.21%
V.I. Capital Development Fund - Series II (obsolete) (AVCD2)
2011	0.95% to 2.20%	125,245	8.77 to 10.87	1,137,977	0.00%	-8.25% to -9.41%
2010	0.95% to 2.50%	110,859	9.56 to 11.76	1,120,317	0.00%	17.35% to 15.51%
VIP Trust - Emerging Markets Fund - Class R1 (obsolete) (VWEMR)
2011	0.95% to 2.05%	606,157	21.22 to 19.48	12,704,561	1.14%	-26.46% to -27.28%
2010	0.95% to 2.05%	823,233	28.85 to 26.78	23,512,591	0.67%	25.66% to 24.27%
VIP Trust - Global Hard Assets Fund - Class R1 (obsolete) (VWHAR)
2011	0.95% to 2.60%	1,173,183	29.47 to 25.91	34,128,221	1.21%	-17.19% to -18.57%
2010	0.95% to 2.25%	1,361,957	35.59 to 32.59	47,937,236	0.35%	28.03% to 26.35%
NVIT Multi-Manager International Growth Fund - Class III (obsolete) (NVMIG3)
2013	0.95% to 2.25%	4,472,594	11.53 to 10.69	51,124,329	1.23%	20.19% to 18.61%
2012	0.95% to 2.25%	5,166,488	9.59 to 9.02	49,202,731	0.57%	14.68% to 13.17%
2011	0.95% to 2.25%	6,118,224	8.36 to 7.97	50,889,122	1.26%	-10.23% to -11.40%
2010	0.95% to 2.25%	7,207,413	9.31 to 8.99	66,875,552	0.73%	12.95% to 11.47%
NVIT Multi-Manager International Value Fund - Class III (obsolete) (GVDIV3)
2013	0.95% to 2.20%	515,192	18.89 to 16.49	9,518,408	2.21%	20.27% to 18.75%
2012	0.95% to 2.20%	603,932	15.70 to 13.89	9,296,209	0.40%	16.12% to 14.65%
2011	0.95% to 2.20%	712,738	13.52 to 12.11	9,469,953	1.72%	-16.91% to -17.96%
2010	0.95% to 2.20%	905,151	16.28 to 14.77	14,505,612	2.12%	5.10% to 3.78%
NVIT Multi-Manager International Value Fund - Class VI (obsolete) (GVDIV6)
2013	1.50% to 2.60%	25,684	12.23 to 10.97	307,543	2.23%	19.28% to 17.95%
2012	1.50% to 2.60%	30,450	10.25 to 9.30	306,774	0.16%	15.19% to 13.90%
2011	1.50% to 2.60%	32,579	8.90 to 8.17	284,539	1.58%	-17.65% to -18.57%
2010	1.50% to 2.60%	39,415	10.81 to 10.03	419,558	1.42%	4.26% to 3.10%
AllianceBernstein NVIT Global Fixed Income Fund - Class III (obsolete) (NVAGF3)
2010	0.95% to 1.70%	125,863	12.16 to 12.01	1,526,761	6.57%	7.21% to 6.40%
Credit Suisse Trust - International Equity Flex III Portfolio (obsolete) (CSIEF3)
2010	0.95% to 1.35%	98,789	10.01 to 11.18	1,109,618	0.10%	11.17% to 10.72%
Sterling Capital Strategic Allocation Equity VIF (obsolete) (BBCMAG)
2012	0.95% to 1.70%	37,711	11.96 to 10.99	435,345	0.86%	12.33% to 11.48%
2011	0.95% to 1.70%	50,679	10.65 to 9.86	517,872	0.76%	-8.20% to -8.89%
2010	0.95% to 1.70%	65,988	11.60 to 10.82	732,063	1.53%	13.89% to 13.02%
NVIT Worldwide Leaders Fund - Class I (obsolete) (GEF)
2010	0.95% to 2.20%	475,495	15.26 to 10.19	7,136,099	0.99%	10.40% to 9.01%
NVIT Worldwide Leaders Fund - Class III (obsolete) (GEF3)
2010	0.95% to 2.20%	252,208	20.53 to 18.63	5,115,978	0.97%	10.30% to 8.91%
High Income Fund/VA - Class 3 (obsolete) (OVHI3)
2011	0.95% to 1.85%	347,539	2.78 to 2.67	956,113	12.28%	-2.81% to -3.69%
2010	0.95% to 2.20%	995,159	2.86 to 2.73	2,832,621	5.69%	13.60% to 12.16%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
High Income Fund/VA - Non-Service Shares (obsolete) (OVHI)
2011	0.95% to 1.55%	21,860	$3.01 to $2.91	$64,938	11.64%	-3.26% to -3.85%
2010	0.95% to 1.55%	40,971	3.11 to 3.02	126,029	6.16%	13.72% to 13.03%
High Income Fund/VA - Service Class (obsolete) (OVHIS)
2011	1.25%	6,674	3.39	22,593	8.94%	-3.77%
2010	1.25%	7,510	3.52	26,420	5.98%	13.12%
U.S. Equity Flex I Portfolio (obsolete) (WSCP)
2010	0.95% to 1.85%	387,091	12.30 to 12.16	4,784,269	0.15%	13.37% to 12.34%
V.I. Basic Balanced Fund - Series I (obsolete) (AVB)
2010	0.95% to 1.55%	20,191	10.13 to 9.58	201,197	1.72%	7.04% to 6.39%

2014	Reserves for annuity contracts in payout phase:			73,875,757
2014	Contract owners equity:			$5,801,419,569
2013	Reserves for annuity contracts in payout phase:			78,089,833
2013	Contract owners equity:			$6,214,279,257
2012	Reserves for annuity contracts in payout phase:			73,557,624
2012	Contract owners equity:			$5,859,299,538
2011	Reserves for annuity contracts in payout phase:			73,413,778
2011	Contract owners equity:			$6,061,567,903
2010	Reserves for annuity contracts in payout phase:			84,463,089
2010	Contract owners equity:			$7,542,257,800

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

KPMG LLP
Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2014 and 2013, and the related consolidated statements of operations, comprehensive income, equity, and cash flows for each of the years in the three-year period ended December 31, 2014. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying table of contents. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2014 and 2013, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2014, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP

Columbus, Ohio

February 25, 2015

KPMG LLP is a Delaware limited liability partnership, the U.S.

member firm of KPMG International Cooperative (“KPMG

International”), a Swiss entity.

1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Operations

	Year ended December 31,
(in millions)	2014	2013	2012
Revenues
Policy charges	$2,065	$1,849	$1,670
Premiums	831	724	635
Net investment income	1,900	1,849	1,825
Net realized investment (losses) gains, including other-than-temporary impairment losses	(1,078)	678	319
Other revenues	11	17	7

Total revenues	$3,729	$5,117	$4,456

Benefits and expenses
Interest credited to policyholder account values	$1,096	$1,067	$1,038
Benefits and claims	1,502	1,354	1,227
Amortization of deferred policy acquisition costs	207	374	575
Other expenses, net of deferrals	1,055	981	917

Total benefits and expenses	$3,860	$3,776	$3,757

(Loss) income before federal income taxes and noncontrolling interests	$(131)	$1,341	$699
Federal income tax (benefit) expense	(147)	313	99

Net income	$16	$1,028	$600
Less: Loss attributable to noncontrolling interest, net of tax	(94)	(82)	(61)

Net income attributable to Nationwide Life Insurance Company	$110	$1,110	$661

See accompanying notes to consolidated financial statements.

2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Comprehensive Income

	Year ended December 31,
(in millions)	2014	2013	2012
Net income	$16	$1,028	$600

Other comprehensive income (loss), net of tax
Changes in:
Net unrealized gains (losses) on available-for-sale securities	$435	$(663)	$571
Other	27	(7)	(5)

Total other comprehensive income (loss), net of tax	$462	$(670)	$566

Total comprehensive income	$478	$358	$1,166
Less: Comprehensive loss attributable to noncontrolling interests, net of tax	(94)	(82)	(61)

Total comprehensive income attributable to Nationwide Life Insurance Company	$572	$440	$1,227

See accompanying notes to consolidated financial statements.

3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

	December 31,
(in millions, except for share and per share amounts)	2014	2013
Assets
Investments:
Fixed maturity securities, available-for-sale	$35,418	$32,249
Mortgage loans, net of allowance	7,270	6,341
Policy loans	992	987
Short-term investments	935	411
Other investments	822	767

Total investments	$45,437	$40,755
Cash and cash equivalents	77	61
Accrued investment income	670	603
Deferred policy acquisition costs	4,063	3,778
Goodwill	200	200
Other assets	5,001	3,979
Separate account assets	88,076	84,069

Total assets	$143,524	$133,445

Liabilities and equity
Liabilities
Future policy benefits and claims	$40,730	$36,765
Short-term debt	660	278
Long-term debt	709	707
Other liabilities	5,313	4,122
Separate account liabilities	88,076	84,069

Total liabilities	$135,488	$125,941

Shareholder’s equity
Common stock ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Additional paid-in capital	1,718	1,718
Retained earnings	4,630	4,520
Accumulated other comprehensive income	1,044	582

Total shareholder’s equity	$7,396	$6,824
Noncontrolling interests	640	680

Total equity	$8,036	$7,504

Total liabilities and equity	$143,524	$133,445

See accompanying notes to consolidated financial statements.

4

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Equity

(in millions)	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income	Total shareholder’s equity	Non- controlling interest	Total equity
Balance as of December 31, 2011	$4	$1,718	$2,789	$686	$5,197	$345	$5,542
Cash dividend paid	—	—	(40)	—	(40)	—	(40)
Comprehensive income (loss):
Net income (loss)	—	—	661	—	661	(61)	600
Other comprehensive income	—	—	—	566	566	—	566

Total comprehensive income (loss)	$—	$—	$661	$566	$1,227	$(61)	$1,166
Change in noncontrolling interest	—	—	—	—	—	63	63

Balance as of December 31, 2012	$4	$1,718	$3,410	$1,252	$6,384	$347	$6,731

Comprehensive income (loss):
Net income (loss)	—	—	1,110	—	1,110	(82)	1,028
Other comprehensive loss	—	—	—	(670)	(670)	—	(670)

Total comprehensive income (loss)	$—	$—	$1,110	$(670)	$440	$(82)	$358
Change in noncontrolling interest	—	—	—	—	—	415	415

Balance as of December 31, 2013	$4	$1,718	$4,520	$582	$6,824	$680	$7,504

Comprehensive income (loss):
Net income (loss)	—	—	110	—	110	(94)	16
Other comprehensive income	—	—	—	462	462	—	462

Total comprehensive income (loss)	$—	$—	$110	$462	$572	$(94)	$478
Change in noncontrolling interest	—	—	—	—	—	54	54

Balance as of December 31, 2014	$4	$1,718	$4,630	$1,044	$7,396	$640	$8,036

See accompanying notes to consolidated financial statements.

5

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

	Year ended December 31,
(in millions)	2014	2013	2012
Cash flows from operating activities
Net income	$16	$1,028	$600
Adjustments to net income:
Net realized investment losses (gains), including other-than-temporary impairment losses	1,078	(678)	(319)
Interest credited to policyholder account values	1,096	1,067	1,038
Capitalization of deferred policy acquisition costs	(685)	(604)	(470)
Amortization of deferred policy acquisition costs	207	374	575
Amortization and depreciation	128	77	80
Deferred tax (benefit) expense	(152)	346	243
Changes in:
Policy liabilities	(421)	(475)	(548)
Derivatives, net	(181)	(483)	(490)
Other, net	(59)	88	(84)

Net cash provided by operating activities	$1,027	$740	$625

Cash flows from investing activities
Proceeds from maturities of available-for-sale securities	$2,798	$3,689	$2,909
Proceeds from sales of available-for-sale securities	647	1,091	796
Purchases of available-for-sale securities	(5,640)	(6,842)	(5,167)
Proceeds from repayments and sales of mortgage loans	920	1,091	1,048
Issuances and purchases of mortgage loans	(1,837)	(1,593)	(1,114)
Net (increase) decrease in short-term investments	(524)	654	98
Collateral received (paid), net	399	(637)	(208)
Other, net	(94)	42	(12)

Net cash used in investing activities	$(3,331)	$(2,505)	$(1,650)

Cash flows from financing activities
Net change in short-term debt	$382	$(22)	$(477)
Proceeds from issuance of long-term debt	—	2	13
Cash dividend paid to Nationwide Financial Services, Inc.	—	—	(40)
Repayments of long-term debt	—	(299)	—
Investment and universal life insurance product deposits	6,037	6,139	5,566
Investment and universal life insurance product withdrawals	(4,095)	(4,034)	(4,063)
Other, net	(4)	(22)	39

Net cash provided by financing activities	$2,320	$1,764	$1,038

Net increase (decrease) in cash and cash equivalents	$16	$(1)	$13
Cash and cash equivalents at beginning of year	61	62	49

Cash and cash equivalents at end of year	$77	$61	$62

See accompanying notes to consolidated financial statements.

6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC,” or collectively with its subsidiaries, “the Company”) was incorporated in 1929 and is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation (“Nationwide Corp.”), a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a diverse range of products and services including individual annuities, private and public sector group retirement plans, investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (“NRS”) and Nationwide Financial Network (“NFN”) producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2014 include Nationwide Life and Annuity Insurance Company (“NLAIC”), Nationwide Investment Services Corporation (“NISC”) and Nationwide Investment Advisor (“NIA”). NLAIC primarily offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance (“COLI”) and individual annuity contracts on a non-participating basis. NISC is a registered broker-dealer. NIA is a registered investment advisor.

As of December 31, 2014 and 2013, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which the Company is overly vulnerable to a single event which could cause a severe impact on the Company’s financial position.

(2)	Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. The consolidated financial statements include majority-owned subsidiaries and consolidated variable interest entities (“VIEs”). All significant intercompany accounts and transactions have been eliminated.

Entities in which NLIC does not have a controlling interest, but the Company has significant influence over the operating and financing decisions, and also certain other investments, are reported using the equity method.

Use of Estimates

The Company’s consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. (“GAAP”). The preparation of the consolidated financial statements in accordance with GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates include the balance and amortization of deferred policy acquisition costs (“DAC”), legal and regulatory reserves, certain investment and derivative valuations, future policy benefits and claims including the valuation of embedded derivatives resulting from living benefit guarantees on variable annuity contracts, goodwill, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

7

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Revenues and Benefits

Investment and universal life insurance products. Investment products are long-duration contracts that do not subject the Company to significant risk arising from mortality (the incidence of death) or morbidity (the incidence of disability resulting from disease or physical impairment). These include variable and fixed deferred annuity contracts in the accumulation phase with both individuals and groups, as well as certain annuities without life contingencies. Universal life insurance products include long-duration insurance contracts that do not have fixed or guaranteed terms. These include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (“BOLI”) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, surrender charges and other policy charges earned and assessed against policy account balances during the period. Policy charges are assessed on a daily or monthly basis and are recognized as revenue when assessed and earned. Assessments for services provided in future periods are recorded as unearned revenue and recognized as revenue over the periods benefited. Surrender charges are recognized as revenue upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional life insurance products. Traditional life insurance products include those products with fixed and guaranteed terms, primarily consisting of whole life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are generally recognized as revenue when due. For certain annuities with life contingencies, any excess of gross premium over the net premium is deferred and recognized with the amount of expected future benefits. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

Investment and universal life insurance products. The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and for universal life insurance policies at the policy accrued account balance, which represents participants’ net deposits adjusted for investment performance, interest credited and applicable contract charges.

The Company offers certain universal life insurance and variable universal life insurance with no-lapse guarantees and variable annuity products with guaranteed minimum death benefits (“GMDB”) and/or guaranteed minimum income benefits (“GMIB”). Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date less the cumulative guaranteed benefit payments plus interest. The Company annually evaluates its experience and assumptions and adjusts the benefit ratio as appropriate. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes with a related charge or credit to other benefits and claims in the period of evaluation. Determination of the expected benefit payments and assessments are based on a range of scenarios and assumptions, including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate the balance and amortization of DAC and other expenses. Refer to Note 4 for further discussion of these guarantees.

Guarantees to variable annuity contractholders can include a return of no less than the total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. In addition, these guarantees can include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period. Refer to Note 4 for further discussion of these guarantees.

8

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The Company’s guaranteed minimum accumulation benefit (“GMAB”) and guaranteed living withdrawal benefit (“GLWB”) living benefit guarantees represent embedded derivatives in variable annuity contracts that are required to be separated from, and valued apart from, the host variable annuity contracts. The embedded derivatives are held at fair value and include the present value of attributed fees. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous assumptions including, but not limited to, mortality, lapse rates, index volatility, benefit utilization and discounting. Benefit utilization includes wait period (the number of years the policyholder is assumed to wait prior to beginning withdrawals once eligible) and efficiency of benefit utilization (the percent of the maximum permitted withdrawal that a policyholder takes). Discounting includes liquidity and non-performance risk (the risk that the liability will not be fulfilled) and affects the value at which the liability is transferred. The assumptions used to calculate the fair value of embedded derivatives are reviewed as part of an annual comprehensive study of assumptions. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

The Company’s equity indexed products (life and annuity) have the policyholders’ interest credits based on market performance with caps and floors. The interest credits represent embedded derivatives within the insurance contract and therefore are required to be separated from, and valued apart from, the host contracts. The embedded derivatives are held at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of interest credited. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, mortality, lapse rates and index volatility. The assumptions used to calculate the fair value of embedded derivatives are reviewed as part of an annual comprehensive study of assumptions. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

Traditional life insurance products. The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency, mortality, morbidity, interest rates (the rates expected to be paid or received on financial instruments) and certain other expenses.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method, with weighted average interest rates of 6.6% and estimates of mortality, morbidity, investment yields and persistency that were used or being experienced at the time the policies were issued, with a provision for adverse deviation.

The liability for future policy benefits for certain annuities with life contingencies was calculated using the present value of future benefits and certain expenses, discounted using weighted average interest rates of 4.8% with a provision for adverse deviation.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liability for such funding agreements is recorded in future policy benefits and claims at amortized cost. The amount of collateralized funding agreements outstanding with the FHLB as of December 31, 2014 and 2013 was $1.8 billion and $913 million, respectively. In connection with an FHLB requirement for funding agreements, the Company held $35 million and $18 million of FHLB stock as of December 31, 2014 and 2013, respectively.

Reinsurance ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

Deferred Policy Acquisition Costs

The Company has deferred certain acquisition costs that are directly related to the successful acquisition of new and renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of the DAC balance depend on the type of product.

9

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Investment and universal life insurance products. For certain investment and universal life insurance products, DAC is amortized with interest over the lives of the policies in relation to the present value of estimated gross profits, which is determined primarily from projected interest margins, policy charges and net realized investment gains and losses, less policy benefits and other expenses. The DAC asset related to investment and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities, with the corresponding adjustment recorded in accumulated other comprehensive income (“AOCI”). This adjustment to DAC represents the change in amortization that would have been required as a charge or credit to operations had such unrealized amounts been realized. DAC for investment and universal life insurance products is subject to recoverability testing in the year of policy issuance, and DAC for universal life insurance products is also subject to loss recognition testing at the end of each reporting period.

The Company regularly evaluates and adjusts the DAC balance when actual gross profits in a given reporting period vary from management’s initial estimates. Additionally, the assumptions used in the estimation of gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process. During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies and an evaluation of projected general and separate account investment returns. The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins, renewal premiums and mortality. The Company refers to this process as “unlocking.” Quarterly, consideration is given as to whether adjustments to these assumptions are necessary. The Company uses a reversion to the mean process to determine the assumption for the future net separate account investment performance. This process assumes different performance levels over the next three years, such that the separate account mean return, measured from the anchor date to the end of the life of the product, equals the long-term assumption. The Company’s long-term assumptions for net separate account investment performance consist of assumed gross returns of 10.5% for equity funds and 5.0% for fixed funds.

Changes in assumptions and the emergence of actual gross profits can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns. Additionally, the amortization of DAC can be affected by the change in the valuation of the Company’s variable annuity guarantees. See Future Policy Benefits and Claims for further discussion of the valuation of the Company’s variable annuity guarantees. In the event actual experience differs from assumptions or future assumptions are revised, the Company will record an increase or decrease in DAC amortization expense, which could be significant.

Traditional life insurance. DAC is amortized with interest over the premium-paying period of the related policies in proportion to premium revenue recognized. These assumptions are consistent with those used in the calculation of liabilities for future policy benefits at issuance. DAC is evaluated for recoverability at the time of policy issuance, and loss recognition testing is conducted each reporting period.

Refer to Note 5 for discussion regarding assumption changes impacting DAC amortization and related balances.

Investments

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized holding gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC and other expenses, future policy benefits and claims, policyholder dividend obligations and deferred federal income taxes. Realized gains and losses on sales of available-for-sale securities are recognized in income based on the specific identification method. Interest and dividend income is recognized when earned.

As of December 31, 2014 and 2013, 99% of fixed maturity securities were priced using external source data. Independent pricing services are most often utilized (87% and 86% as of December 31, 2014 and 2013, respectively) to determine the fair value of securities for which market quotations are available. For these securities, the Company obtains the pricing services’ methodologies, inputs and assumptions and classifies the investments accordingly in the fair value hierarchy.

A corporate pricing matrix is used in valuing certain corporate debt securities. The corporate pricing matrix is developed using private spreads for corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

10

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Non-binding broker quotes are also utilized to determine the fair value of certain corporate debt, mortgage-backed and other asset-backed securities when quotes are not available from independent pricing services, corporate pricing matrix or internal pricing models. These securities are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income. These securities are not restored to accrual status until the Company determines that payment of future principal and interest is probable.

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method, based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. government and agencies, as well as obligations of states, political subdivisions and foreign governments for other-than-temporary impairment by examining similar characteristics.

When evaluating whether residential mortgage-backed securities, commercial mortgage-backed securities and other asset-backed securities are other-than-temporarily impaired, the Company examines characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, the quality of any credit guarantors, the Company’s intent to sell the security and whether it is more likely than not it will be required to sell the security before the recovery of its amortized cost basis.

The Company evaluates its intent to sell on an individual security basis. Other-than-temporary impairment losses on securities when the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis are bifurcated, with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets. To estimate the credit portion of an impairment loss recognized in earnings, the Company considers the present value of the cash flows. To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, an other-than-temporary impairment is recognized through earnings.

It is possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. These mortgage loans are further segregated into the following classes based on the unique risk profiles of the underlying property types: office, industrial, retail, apartment and other. Mortgage loans held-for-investment are held at amortized cost less a valuation allowance.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are generally obtained to support loaned amounts, as the loans are usually collateral dependent.

11

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The collectability and value of a mortgage loan are based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s commercial mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property.

The Company actively monitors the credit quality of its mortgage loans to support the development of the valuation allowance. This monitoring process includes quantitative analyses, which facilitate the identification of deteriorating loans, and qualitative analyses, which consider other factors relevant to the borrowers’ ability to repay. Surveillance procedures identify loans with deteriorating credit fundamentals and these loans are evaluated based on the severity of their deterioration and management’s judgment as to the likelihood of loss.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and either the fair value of the collateral less costs to sell or the present value of expected future cash flows discounted at the loan’s market interest rate. Loan-specific reserve charges are recorded in net realized investment gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized investment gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property type classes, which reflects management’s best estimate of probable credit losses inherent in the portfolio of loans without specific reserves as of the balance sheet date. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded in net realized investment gains and losses.

Interest income on performing mortgage loans is recognized over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are considered delinquent when contractual payments are 90 days past due.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments. Short-term investments consist primarily of highly liquid mutual funds and government agency discount notes with maturities of twelve months or less at acquisition. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

Other investments. Other investments consist primarily of equity method investments in private equity, hedge funds and partnerships, as well as COLI, trading securities, equity securities and capital stock with the FHLB.

Securities lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income on the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in either available-for-sale or other investments. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income. As of December 31, 2014 and 2013, the fair value of loaned securities was $254 million and $116 million, respectively.

Variable interest entities. In the normal course of business, the Company has relationships with VIEs. If the Company determines that it has a variable interest and is the primary beneficiary, it consolidates the VIE. The Company is the primary beneficiary if the Company has the power to direct the activities of the VIE that most significantly impact the economic performance of the entity and the obligation to absorb losses or receive benefits from the entity that could be potentially significant to the VIE. This determination is based on a review of the entity’s contract and other deal related information, such as the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity.

12

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The majority of the VIEs consolidated by the Company are due to guarantees provided to limited partners related to the amount of tax credits that will be generated by Low-Income-Housing Tax Credit Funds (“Tax Credit Funds”). The results of operations and financial position of each VIE for which the Company is the primary beneficiary, as well as the corresponding noncontrolling interests, are recorded in the consolidated financial statements. Ownership interests held by unrelated third parties in the consolidated VIEs are presented as noncontrolling interests in the equity section of the consolidated financial statements. Losses attributable to noncontrolling interests are excluded from the net income attributable to NLIC on the consolidated statements of operations.

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities and asset-backed securities. The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s maximum exposure to loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets. Refer to Note 6 for additional disclosures related to these investments.

The Company is not required and does not intend to provide financial or other support outside of contractual requirements to any VIE.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, futures contracts and options. Certain features embedded in the Company’s indexed products and certain variable annuity contracts require derivative accounting. Refer to the prior discussion of Future Policy Benefits and Claims for a description of the valuation applicable to these products. All derivative instruments are held at fair value and are reflected as assets or liabilities in the consolidated balance sheets.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels. In cases where observable inputs are not available, the Company will utilize non-binding broker quotes to determine fair value, and these instruments are classified accordingly in the fair value hierarchy. Price movements of these broker quotes are subject to validation and require approval from the Company’s management. Management uses models to internally value the instruments for comparison to the values received through broker quotes.

For derivatives that are not designated for hedge accounting, the gain or loss on the derivative is primarily recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for fair value hedge accounting, the gain or loss on the derivative instrument, as well as the hedged item to the extent of the risk being hedged, are recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for cash flow hedge accounting, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same period or periods that the hedged transaction impacts earnings. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements, which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the form of cash and marketable securities.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market and income approaches.

13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the consolidated balance sheets as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments, and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Fair Value Option

The Company assesses the fair value option election for newly acquired assets or liabilities on a prospective basis. There are no material assets or liabilities for which the Company has elected the fair value option.

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, net operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities due to a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized. Interest expense and any associated penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) are recorded as income tax expense.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as the lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue.

NLIC files a separate consolidated federal income tax return with its subsidiaries and is eligible to join the NMIC consolidated tax return group in 2015.

Cash and Cash Equivalents

Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

14

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Goodwill

In connection with business acquisitions, the Company recognizes goodwill as the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually. Goodwill of a reporting unit is tested for impairment on an interim basis, in addition to the annual evaluation, if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount. If a reporting unit’s fair value is less than its carrying value, the Company will calculate implied goodwill. An impairment would be recognized on a reporting unit for the amount that the carrying value of its goodwill exceeds the implied value of its goodwill.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and earnings, and the selection of comparable companies used to develop market-based assumptions. The Company performed its 2014 annual impairment test and determined that no impairment was required.

Closed Block

In connection with the sponsored demutualization of Provident Mutual Life Insurance Company (“Provident”) prior to its acquisition by the Company, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and Ohio Department of Insurance (“ODI”). The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is because the excess actual cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies. See Note 10 for further disclosure.

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. In the separate account, investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. Separate account assets are primarily comprised of public, privately registered and non-registered mutual funds. Separate account assets are recorded at fair value based on the methodology that would be applicable to the underlying assets. The value of separate account liabilities is set to equal the fair value for separate account assets.

15

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 4% of the Company’s life insurance in force in 2014 and 2013 and 5% in 2012 and 37% of the number of life insurance policies in force in 2014 (38% in 2013 and 40% in 2012). The provision for policyholder dividends was based on the respective year’s dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

Subsequent Events

The Company evaluated subsequent events through February 25, 2015, the date the consolidated financial statements were issued.

(3)	Recently Issued Accounting Standards

Adopted Accounting Standards

On January 1, 2014, the Company adopted ASU 2013-04, which amends existing guidance in ASC 405, Liabilities. The ASU provides guidance for the recognition, measurement and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation is fixed at the reporting date. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

On January 1, 2014, the Company adopted ASU 2013-08, which amends existing guidance in ASC 946, Financial Services – Investment Companies. The amended guidance modifies the definition of investment companies and requires new disclosures around the status and operations of investment companies. In addition, the guidance requires an investment company to measure its noncontrolling interests in another investment company at fair value rather than the equity method of accounting. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

On January 1, 2014, the Company adopted ASU 2013-11, which amends existing guidance in ASC 740, Income Taxes. The amended guidance provides clarification on the financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss or a tax credit carryforward exists. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

Pending Accounting Standards

In January 2014, the FASB issued ASU 2014-01, which amends existing guidance in ASC 323, Equity Method and Joint Ventures. The amended guidance permits reporting entities to make an accounting policy election to account for their investments in qualified affordable housing projects using the proportional amortization method if certain conditions are met. The Company will adopt the ASU for interim and annual reporting periods beginning January 1, 2015. The Company is currently in the process of determining the impact of adoption.

In January 2014, the FASB issued ASU 2014-04, which amends existing guidance in ASC 310, Receivables and ASC 360, Property, Plant and Equipment. The amended guidance provides clarification on the accounting for situations in which a creditor obtains collateral assets in satisfaction of all or part of a receivable. The Company will adopt the ASU for interim and annual periods beginning January 1, 2015. The Company is currently in the process of determining the impact of adoption.

In May 2014, the FASB issued ASU 2014-09, which amends existing guidance in ASC 606, Revenue from Contracts with Customers and ASC 340, Other Assets and Deferred Costs – Contracts with Customers. The amended guidance develops a single standard to recognize revenue when the identified performance obligation is satisfied. The Company will adopt the ASU for interim and annual periods beginning January 1, 2017. The Company is currently in the process of determining the impact of adoption.

In June 2014, the FASB issued ASU 2014-11, which amends existing guidance in ASC 860, Transfers and Servicing. The amended guidance amends certain criteria when evaluating effective control in certain repurchase agreement transactions and eliminates specific guidance on repurchase financing and requires that these transactions be treated in the same manner as repurchase transactions. Additionally, the amended guidance requires additional disclosures for repurchase agreements. The Company will adopt the ASU for interim and annual periods beginning January 1, 2015. The Company is currently in the process of determining the impact of adoption.

In August 2014, the FASB issued ASU 2014-14, which amends ASC 310, Receivables. The amended guidance requires creditors to classify certain foreclosed government guaranteed mortgage loans as a receivable from the guarantor that is measured at the amount expected to be recovered under the guarantee, without treating the guarantee as a separate unit of account. The Company will adopt the ASU for interim and annual periods beginning January 1, 2015. The Company is currently in the process of determining the impact of adoption.

16

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

In November 2014, the FASB issued ASU 2014-17, which amends ASC 805, Business Combinations. The amended guidance gives an acquired entity the option to apply pushdown accounting in its stand-alone financial statements. The Company will adopt the ASU for interim and annual periods beginning January 1, 2015. The Company is currently in the process of determining the impact of adoption.

(4)	Certain Long-Duration Contracts

Variable Annuity Contracts

Contractholder assets are invested in general and separate account investment options as directed by the contractholder. The Company issues variable annuity contracts through its separate accounts. The Company also provides various forms of guarantees to benefit the related contractholders. The Company provides five primary guarantee types: (1) GMDB; (2) GLWB; (3) GMAB; (4) a hybrid guarantee with GMAB and GLWB; and (5) GMIB.

The GMDB, offered on every variable annuity contract, provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it by having the death benefit paid into the contract and having a second death benefit paid upon the survivor’s death.

The GLWB, offered in the Company’s Lifetime Income products, are living benefits that provide for enhanced retirement income security without the liquidity loss associated with annuitization. The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a feature driven by account performance and policy duration.

The GMAB, which was offered in the Company’s Capital Preservation Plus product, is a living benefit that provides the contractholder with a guaranteed return of deposits, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified time period, to drop the guarantee and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GMIB, which was offered with several variable annuity contracts, is a living benefit that provides the contractholder with a guaranteed annuitization stream of income.

The following table summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts, as of the dates indicated (a contract may contain multiple guarantees):

	December 31, 2014				December 31, 2013
(in millions)	General account value	Separate account value	Net amount at risk[1]	Average age[2]	General account value	Separate account value	Net amount at risk[1]	Average age[2]
Contracts with GMDB:
Return of net deposits	$872	$23,079	$21	65	$916	$19,927	$13	64
Minimum return or anniversary contract value	1,918	33,662	292	69	2,031	33,520	237	69

Total contracts with GMDB	$2,790	$56,741	$313	68	$2,947	$53,447	$250	67

GLWB Minimum return or anniversary contract value	$135	$31,031	$195	66	$178	$28,071	$74	64
GMAB Return of net deposits[3]	$43	$1,552	$—	67	$92	$2,383	$—	64
GMIB Minimum return or anniversary contract value	$45	$451	$1	66	$49	$510	$—	64

1	Net amount at risk is calculated on a policy-level basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
2	Represents the weighted average attained age of contractholders.
3	Contracts with the hybrid accumulation/withdrawal benefits are included with the accumulation benefits contracts.

17

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes the reserve balances for guarantees on variable annuity contracts, as of the dates indicated:

	December 31,
(in millions)	2014	2013
GMDB	$76	$55
GLWB[1]	$174	$(1,075)
GMAB[1,2]	$3	$(19)
GMIB	$1	$2

1	The changes in reserve balances for withdrawal benefits and accumulation benefits were primarily driven by declines in key interest rates, partially offset by rising equity markets during 2014. Refer to Note 7 for discussion of the related derivative programs.
2	Contracts with the hybrid accumulation/withdrawal benefits are included with the accumulation benefits contracts.

Paid claims for GMDBs were $11 million and $22 million for the years ended December 31, 2014 and 2013, respectively.

Paid claims for GLWBs, GMABs and GMIBs were immaterial for the years ended December 31, 2014 and 2013.

The following table summarizes the account balances of deferred variable annuity contracts with guarantees invested in separate accounts, as of the dates indicated:

	December 31,
(in millions)	2014	2013
Mutual funds:
Bond	$5,280	$5,685
Domestic equity	47,316	43,505
International equity	2,969	3,179

Total mutual funds	$55,565	$52,369
Money market funds	1,176	1,078

Total[1]	$56,741	$53,447

1	Excludes $31.3 billion and $30.6 billion as of December 31, 2014 and 2013, respectively, of separate account assets not related to deferred variable annuity contracts with guarantees, primarily attributable to retirement plan, variable universal life and COLI products.

The Company did not transfer any assets from the general account to the separate account to cover guarantees for any of its variable annuity contracts during the years ended December 31, 2014 and 2013.

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal life and variable universal life insurance products with no-lapse guarantees. These no-lapse guarantees provide that a policy will not lapse so long as the policyholder makes minimum premium payments. The reserve balances on these guarantees were $401 million and $325 million as of December 31, 2014 and 2013, respectively. Paid claims on contracts maintained in force by these guarantees were immaterial for the years ended December 31, 2014 and 2013.

The following table summarizes information regarding universal and variable universal life insurance contracts with no-lapse guarantees invested in general and separate accounts, as of the dates indicated:

(in millions)	General account value	Separate account value	Adjusted insurance in force[1]	Average age[2]
December 31, 2014	$1,954	$2,191	$41,484	51
December 31, 2013[3]	$1,522	$2,235	$36,956	51

1	The adjusted insurance in force is calculated on a policy-level basis and equals the respective guaranteed death benefit less the account value.
2	Represents the weighted average attained age of contractholders.
3	Amounts above are based on all policies with no-lapse guarantees. Previously, only those policies with a no-lapse guarantee carrying a reserve were included in the disclosure.

18

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(5)	Deferred Policy Acquisition Costs

The following table summarizes changes in the DAC balance, as of the dates indicated:

	December 31,
(in millions)	2014	2013	2012
Balance at beginning of year	$3,778	$3,249	$3,487
Capitalization of DAC	685	604	470
Amortization of DAC, excluding unlocks	(397)	(373)	(525)
Amortization of DAC related to unlocks	190	(1)	(50)
Adjustments to DAC related to unrealized gains and losses on available- for-sale securities	(193)	299	(133)

Balance at end of year	$4,063	$3,778	$3,249

During 2014, the Company recognized a decrease in DAC amortization of $190 million as a result of the annual comprehensive review of model assumptions and enhancements. The updated assumptions were primarily related to the actual performance of the block of business since the prior year review and the expectations for lapses, partially offset by an update to the Company’s long-term assumptions for separate account investment performance.

During 2013, the net change in DAC amortization as a result of the annual comprehensive review of model assumptions was immaterial.

During 2012, the Company incurred additional DAC amortization of $50 million as a result of the annual comprehensive review of model assumptions, as well as a deviation from equity market performance as compared to assumed net separate account returns. The updated assumptions were primarily related to actual gross profits and the in force block of business deviating from expectations, renewal premiums, general account margins and lapses.

19

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(6)	Investments

Available-for-Sale Securities

The following table summarizes the amortized cost, unrealized gains and losses and fair value of available-for-sale securities, as of the dates indicated:

(in millions)	Amortized cost	Unrealized gains	Unrealized losses	Fair value
December 31, 2014
Fixed maturity securities:
U.S. government and agencies	$448	$79	$—	$527
Obligations of states, political subdivisions and foreign governments	1,966	320	1	2,285
Corporate public securities	19,851	1,519	120	21,250
Corporate private securities	4,398	286	34	4,650
Residential mortgage-backed securities	3,694	190	45	3,839
Commercial mortgage-backed securities	1,431	74	3	1,502
Other asset-backed securities	1,410	27	72	1,365

Total fixed maturity securities	$33,198	$2,495	$275	$35,418
Equity securities	6	15	—	21

Total available-for-sale securities	$33,204	$2,510	$275	$35,439

December 31, 2013
Fixed maturity securities:
U.S. government and agencies	$484	$79	$2	$561
Obligations of states, political subdivisions and foreign governments	1,892	111	40	1,963
Corporate public securities	18,004	1,076	295	18,785
Corporate private securities	4,374	258	38	4,594
Residential mortgage-backed securities	3,919	163	79	4,003
Commercial mortgage-backed securities	1,439	86	21	1,504
Other asset-backed securities	890	26	77	839

Total fixed maturity securities	$31,002	$1,799	$552	$32,249
Equity securities	6	18	—	24

Total available-for-sale securities	$31,008	$1,817	$552	$32,273

The fair value of the Company’s investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. The Company has the ability and intent to hold equity securities until recovery. The Company does not have the intent to sell, nor is it more likely than not it will be required to sell, debt securities in an unrealized loss position.

20

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes the amortized cost and fair value of fixed maturity securities, by contractual maturity, as of December 31, 2014. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in millions)	Amortized cost	Fair value
Fixed maturity securities:
Due in one year or less	$1,018	$1,037
Due after one year through five years	9,196	9,898
Due after five years through ten years	8,267	8,617
Due after ten years	8,182	9,160

Subtotal	$26,663	$28,712
Residential mortgage-backed securities	3,694	3,839
Commercial mortgage-backed securities	1,431	1,502
Other asset-backed securities	1,410	1,365

Total fixed maturity securities	$33,198	$35,418

The following table summarizes components of net unrealized gains and losses, as of the dates indicated:

	December 31,
(in millions)	2014	2013
Net unrealized gains on available-for-sale securities, before adjustments, taxes and fair value hedging	$2,235	$1,265

Net unrealized gains on available-for-sale securities, before adjustments and taxes[1]	$2,235	$1,265
Adjustment to DAC and other expense	(372)	(176)
Adjustment to future policy benefits and claims	(159)	(89)
Adjustment to policyholder dividend obligation	(120)	(85)
Deferred federal income tax expense	(548)	(314)

Net unrealized gains on available-for-sale securities	$1,036	$601

1	Includes net unrealized losses of $9 million and $40 million as of December 31, 2014 and 2013, respectively, related to the non-credit portion of other-than-temporarily impaired securities.

The following table summarizes the change in net unrealized gains and losses reported in accumulated other comprehensive income, for the years ended:

	December 31,
(in millions)	2014	2013
Balance at beginning of year	$601	$1,264
Unrealized gains and losses arising during the year:
Net unrealized gains (losses) on available-for-sale securities before adjustments	939	(1,657)
Non-credit impairments and subsequent changes in fair value of impaired debt securities	31	8
Net adjustment to DAC and other expense	(196)	306
Net adjustment to future policy benefits and claims	(70)	206
Net adjustment to policyholder dividend obligations	(35)	92
Related federal income tax (expense) benefit	(234)	366

Unrealized gains (losses) on available-for-sale securities	$435	$(679)
Reclassification adjustment for net losses realized on available-for-sale securities, net of tax benefit ($0 and $8 as of December 31, 2014 and 2013, respectively)	—	(16)

Net unrealized gains (losses) on available-for-sale securities	$435	$(663)

Balance at end of year	$1,036	$601

21

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes, by asset class, available-for-sale securities, in an unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Unrealized losses[1]
December 31, 2014
Fixed maturity securities:
Corporate public securities	$1,642	$63	$1,578	$57	$120
Residential mortgage-backed securities	268	2	487	43	45
Other asset-backed securities	662	5	493	67	72
Other	589	27	457	11	38

Total[2]	$3,161	$97	$3,015	$178	$275

December 31, 2013
Fixed maturity securities:
Corporate public securities	$4,889	$256	$442	$39	$295
Residential mortgage-backed securities	725	16	604	63	79
Other asset-backed securities	507	6	144	71	77
Other	1,838	85	222	16	101

Total[2]	$7,959	$363	$1,412	$189	$552

1	As of December 31, 2014 and 2013, there were $66 million and $82 million, respectively, of unrealized losses related to available-for-sale securities with a fair value to amortized cost ratio of less than 80%.
2	Represents 541 and 816 available-for-sale securities in an unrealized loss position as of December 31, 2014 and 2013, respectively.

Residential mortgage-backed securities are assessed for impairment using default estimates based on loan level data, where available. Where loan level data is not available, a proxy based on collateral characteristics is used. The impairment assessment considers loss severity as a function of multiple factors, including unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property value, loan-to-value (“LTV”) ratio at origination and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration for the instrument’s position in the overall structure, to determine cash flows associated with the security.

Certain other asset-backed securities are assessed for impairment using expected cash flows based on various inputs, including default estimates based on the underlying corporate securities, historical and forecasted loss severities or other market inputs when recovery estimates are not feasible. When the collateral is regional bank and insurance company trust preferred securities, default estimates used to estimate cash flows are based on U.S. Bank Rating service data and broker research.

The Company believes the unrealized losses on these available-for-sale securities represent temporary fluctuations in economic factors that are not indicative of other-than-temporary impairment.

22

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2014	2013
Amortized cost:
Loans with non-specific reserves	$7,279	$6,350
Loans with specific reserves	17	26

Total amortized cost	$7,296	$6,376
Valuation allowance:
Non-specific reserves	$21	$29
Specific reserves	5	6

Total valuation allowance	$26	$35

Mortgage loans, net of allowance	$7,270	$6,341

The following table summarizes activity in the valuation allowance for mortgage loans, for the years ended:

	December 31,
(in millions)	2014	2013	2012
Balance at beginning of year	$35	$44	$60
Current period provision[1]	(8)	(4)	2
Recoveries[2]	(1)	(5)	(15)
Charge offs and other	—	—	(3)

Balance at end of year	$26	$35	$44

1	Includes specific reserve provisions and all changes in non-specific reserves.
2	Includes recoveries on sales and increases in the valuation of loans with specific reserves.

As of December 31, 2014 and 2013, the carrying values of commercial mortgage loans specifically reserved were $12 million and $20 million, respectively, which is net of $5 million and $6 million, respectively, in specific reserves.

Interest income recognized on impaired commercial mortgage loans was $1 million and $3 million for the years ended December 31, 2014 and 2013, respectively. The average recorded investment was $16 million and $30 million for the years ended December 31, 2014 and 2013, respectively.

As of December 31, 2014 and 2013, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio. The Company had no mortgage loans 90 days or more past due and still accruing interest.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, LTV and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. This process identifies mortgage loans representing the lowest risk profile and lowest potential for loss and those representing the highest risk profile and highest potential for loss. These factors are updated and evaluated at least annually.

23

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes the LTV ratio and DSC ratios of the mortgage loan portfolio, as of the dates indicated:

	LTV ratio				DSC ratio
(in millions)	Less than 80%	80% - less than 90%	90% or greater	Total	Greater than 1.10	1.00- 1.10	Less than 1.00	Total
December 31, 2014
Apartment	$2,156	$111	$17	$2,284	$2,252	$26	$6	$2,284
Industrial	1,131	34	35	1,200	1,048	89	63	1,200
Office	1,004	16	20	1,040	990	4	46	1,040
Retail	2,506	64	11	2,581	2,421	128	32	2,581
Other	191	—	—	191	191	—	—	191

Total[1]	$6,988	$225	$83	$7,296	$6,902	$247	$147	$7,296

December 31, 2013
Apartment	$1,788	$52	$30	$1,870	$1,857	$6	$7	$1,870
Industrial	951	52	86	1,089	893	122	74	1,089
Office	837	30	38	905	800	43	62	905
Retail	2,236	41	21	2,298	2,214	61	23	2,298
Other	213	—	1	214	214	—	—	214

Total[2]	$6,025	$175	$176	$6,376	$5,978	$232	$166	$6,376

1	As of December 31, 2014, the weighted average DSC ratios for the respective LTV ratio ranges above were 1.97, 1.27 and 0.90, with a total weighted average DSC ratio of 1.93. As of December 31, 2014, the weighted average LTV ratios for the respective DSC ratio ranges above were 60%, 59% and 90%, with a total weighted average LTV ratio of 60%.
2	As of December 31, 2013, the weighted average DSC ratios for the respective LTV ratio ranges above were 1.77, 1.22 and 1.00, with a total weighted average DSC ratio of 1.74. As of December 31, 2013, the weighted average LTV ratios for the respective DSC ratio ranges above were 60%, 61% and 91%, with a total weighted average LTV ratio of 61%.

While these loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio for the dates indicated, based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible.

Available-For-Sale Securities on Deposit, Held in Trust and Pledged as Collateral

Available-for-sale securities with a carrying value of $8 million were on deposit with various regulatory agencies as required by law as of December 31, 2014 and 2013. Additionally, available-for-sale securities with a carrying value of $683 million and $849 million were pledged as collateral to secure recoveries under reinsurance contracts and other funding agreements as of December 31, 2014 and 2013, respectively. These securities are primarily included in fixed maturity securities in the consolidated balance sheets.

Tax Credit Funds

The Company has sold $1.3 billion and $1.2 billion in Tax Credit Funds to unrelated third parties as of December 31, 2014 and 2013, respectively. The Company has guaranteed after-tax benefits to the third party investors through periods ending in 2029. The Company held immaterial reserves on these transactions as of December 31, 2014 and 2013. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $744 million, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments and (3) the Company oversees the asset management of the deals.

24

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Consolidated VIEs

The Company has relationships with VIEs where the Company is the primary beneficiary. These consolidated VIEs are primarily made up of Tax Credit Funds with guarantees to limited partners. Net assets (controlling and noncontrolling interests) of all consolidated VIEs totaled $640 million and $680 million as of December 31, 2014 and 2013, respectively, and are included within the balance sheet primarily as other investments of $580 million, other assets of $109 million and other liabilities of $75 million as of December 31, 2014, other investments of $554 million, other assets of $182 million and other liabilities of $82 million as of December 31, 2013. The Company’s general credit is not exposed to the creditors or beneficial interest holders of these consolidated VIEs.

Unconsolidated VIEs

In addition to the consolidated VIEs, the Company holds investments in VIEs where the Company is not the primary beneficiary, which are primarily investments in Tax Credit Funds without guarantees to limited partners. The carrying value of these investments was $113 million and $104 million as of December 31, 2014 and 2013, respectively. In addition, the Company has made commitments for further investments in these VIEs of $17 million and $29 million as of December 31, 2014 and 2013, respectively.

Net Investment Income

The following table summarizes net investment income, by investment type, for the years ended:

	December 31,
(in millions)	2014	2013	2012
Fixed maturity securities, available-for-sale	$1,575	$1,565	$1,506
Mortgage loans	362	348	366
Policy loans	51	52	53
Other	(29)	(57)	(45)

Gross investment income	$1,959	$1,908	$1,880
Investment expenses	59	59	55

Net investment income	$1,900	$1,849	$1,825

Net Realized Investment Gains and Losses, Including Other-Than-Temporary Impairments

The following table summarizes net realized investment gains and losses, including other-than-temporary impairments, by source, for the years ended:

	December 31,
(in millions)	2014	2013	2012
Net realized derivative (losses) gains	$(1,087)	$705	$314
Realized gains on sales	31	32	48
Realized losses on sales	(19)	(54)	(23)
Other	2	—	12

Net realized investment (losses) gains before other-than-temporary impairments on fixed maturity securities	$(1,073)	$683	$351
Other-than-temporary impairments on fixed maturity securities[1]	(5)	(5)	(32)

Net realized investment (losses) gains, including other-than-temporary impairments	$(1,078)	$678	$319

1	Other-than-temporary impairments on fixed maturity securities are net $1 million, $6 million and $36 million of non-credit losses included in other comprehensive income for the years ended December 31, 2014, 2013 and 2012, respectively.

Proceeds from the sale of available-for-sale securities were $0.6 billion, $1.1 billion and $0.8 billion during the years ended December 31, 2014, 2013 and 2012, respectively. Gross gains of $17 million, $31 million and $47 million and gross losses of $10 million, $50 million and $20 million were realized on sales of available-for-sale securities during the years ended December 31, 2014, 2013 and 2012, respectively.

25

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes the cumulative credit losses, for the years ended:

(in millions)	December 31,
	2014	2013	2012
Cumulative credit losses at beginning of year[1]	$(272)	$(289)	$(328)
New credit losses	(2)	(3)	(18)
Incremental credit losses	(4)	(3)	(10)
Losses related to securities included in the beginning balance sold or paid down during the period	24	23	67

Cumulative credit losses at end of year[1]	$(254)	$(272)	$(289)

1	Cumulative credit losses are defined as amounts related to the Company’s credit portion of the other-than-temporary impairment losses on debt securities that the Company does not intend to sell and that it is not more likely than not the Company will be required to sell prior to recovery of the amortized cost basis.

(7)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. The Company uses interest rate contracts, primarily interest rate swaps, to reduce or alter interest rate exposure arising from mismatches between assets and liabilities. In the case of interest rate swaps, the Company enters into a contractual agreement with a counterparty to exchange, at specified intervals, the difference between fixed and variable rates of interest, calculated on a reference notional amount.

Interest rate swaps are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate swaps are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa. The Company also enters into interest rate swap transactions, which are structured to provide an offset against the negative impact of higher interest rates on the Company’s capital position.

Equity market and interest rate risk management. The Company has a variety of variable annuity products with guaranteed benefit features. These products and related obligations expose the Company to various market risks, primarily equity and interest rate risks. Adverse changes in the equity markets or interest rate movements expose the Company to significant volatility. To mitigate these risks and hedge the guaranteed benefit obligations, the Company enters into a variety of derivatives including interest rate swaps, equity index futures, options and total return swaps.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument generally offsets the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps and futures, which are primarily included in other derivative contracts in the following tables.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. In addition, the impact the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered. As of December 31, 2014 and 2013, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

26

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

	Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional
December 31, 2014
Derivatives designated and qualifying as hedging instruments	$29	$381	$9	$176
Derivatives not designated as hedging instruments:
Interest rate contracts	$2,602	$32,829	$2,611	$32,756
Equity contracts	411	5,990	—	—
Total return swaps	—	—	41	2,808
Other derivative contracts	—	—	3	2

Total derivative instruments[1]	$3,042	$39,200	$2,664	$35,742
Accrued interest on derivative assets and liabilities	243		244

Total derivative positions	$3,285		$2,908

December 31, 2013
Derivatives designated and qualifying as hedging instruments	$1	$6	$26	$345
Derivatives not designated as hedging instruments:
Interest rate contracts	$1,787	$26,156	$2,100	$29,715
Equity contracts	343	6,556	—	—
Total return swaps	6	1,101	52	1,183
Other derivative contracts	—	—	5	2

Total derivative instruments[1]	$2,137	$33,819	$2,183	$31,245
Accrued interest on derivative assets and liabilities	196		227

Total derivative positions	$2,333		$2,410

1	Derivative assets and liabilities are included in other assets and other liabilities, respectively, in the consolidated balance sheets.

Of the $3.3 billion and $2.3 billion of fair value of total derivative assets at December 31, 2014 and 2013, $2.6 billion and $1.7 billion, respectively, are subject to master netting agreements. The Company received $535 million and $382 million of cash collateral and held $64 million and $29 million, respectively, of securities as off-balance sheet collateral, resulting in an immaterial uncollateralized position as of December 31, 2014 and 2013. Of the $2.9 billion and $2.4 billion of fair value of total derivative liabilities at December 31, 2014 and 2013, $2.6 billion and $1.7 billion, respectively, are subject to master netting agreements. The Company posted $330 million and $435 million of cash collateral and pledged securities with a fair value of $174 million and $173 million, respectively, resulting in an immaterial uncollateralized position as of December 31, 2014 and 2013.

27

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations, for the years ended:

	December 31,
(in millions)	2014	2013	2012
Derivatives designated and qualifying as hedging instruments	$—	$(1)	$(1)
Derivatives not designated as hedging instruments:
Interest rate contracts	$142	$(209)	$(125)
Equity contracts	(79)	(776)	(665)
Total return swaps	(195)	(321)	(343)
Other derivative contracts	4	(9)	(1)
Net interest settlements	20	14	53

Total derivative losses[1]	$(108)	$(1,302)	$(1,082)

Change in embedded derivatives on guaranteed benefit annuity programs[2]	(1,271)	1,751	1,185
Other revenue on guaranteed benefit annuity programs	292	256	211

Change in embedded derivative liabilities and related fees	$(979)	$2,007	$1,396

Net realized derivative (losses) gains	$(1,087)	$705	$314

1	Included in total derivative losses are economic hedging gains (losses) of $941 million, $(1.8) billion and $(827) million related to the guaranteed benefit annuity programs for the years ended December 31, 2014, 2013 and 2012, respectively. Also included are economic hedging (losses) gains of $(1.0) billion, $645 million and $(129) million, respectively, related to the program that protects against the negative impact of higher interest rates on the Company’s statutory surplus position.
2	For the individual variable annuity business, the annual comprehensive review of model assumptions included a favorable impact for the years ended December 31, 2014 and 2013, primarily due to model enhancements and updated assumptions for discounting and benefit utilization, partially offset by mortality and lapse rates.

28

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(8)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2014:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$523	$1	$3	$527
Obligations of states, political subdivisions and foreign governments	66	2,219	—	2,285
Corporate public securities	—	21,158	92	21,250
Corporate private securities	—	3,659	991	4,650
Residential mortgage-backed securities	1,034	2,796	9	3,839
Commercial mortgage-backed securities	—	1,499	3	1,502
Other asset-backed securities	—	1,196	169	1,365

Total fixed maturity securities, available-for-sale, at fair value	$1,623	$32,528	$1,267	$35,418
Other investments at fair value[1]	42	899	36	977

Investments at fair value	$1,665	$33,427	$1,303	$36,395

Derivative instruments - assets	—	2,631	411	3,042
Separate account assets	84,583	1,387	2,106	88,076

Assets at fair value	$86,248	$37,445	$3,820	$127,513

Liabilities
Future policy benefits and claims:
Embedded derivatives on living benefits	$—	$—	$(177)	$(177)
Embedded derivatives on indexed products	—	—	(84)	(84)

Total future policy benefits and claims	$—	$—	$(261)	$(261)
Derivative instruments - liabilities	—	(2,661)	(3)	(2,664)

Liabilities at fair value	$—	$(2,661)	$(264)	$(2,925)

1	Other investments at fair value includes $21 million of trading securities as of December 31, 2014.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2014:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2013	$1,088	$45	$343	$2,083	$3,559	$1,005
Net gains (losses)
In operations[1]	(5)	6	40	23	64	(1,269)
In other comprehensive income	21	1	—	—	22	—
Purchases	121	—	46	—	167	—
Sales	(241)	(16)	(18)	—	(275)	—
Transfers into Level 3	400	—	—	—	400	—
Transfers out of Level 3	(117)	—	—	—	(117)	—

Balance as of December 31, 2014	$1,267	$36	$411	$2,106	$3,820	$(264)

1	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized (losses) gains included in operations on assets and liabilities still held at the end of the year was $(1.3) billion for future policy benefits and claims, $154 million for derivative assets, and $6 million for other investments at fair value.
2	Non-binding broker quotes were utilized to determine a fair value of $1.1 billion of total fixed maturity securities as of December 31, 2014.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

29

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Transfers into and out of Level 3 during the year ended December 31, 2014 are primarily due to certain corporate private securities, which changed pricing sources between broker quotes and independent pricing services. There were no material transfers between Levels 1 and 2 during the year ended December 31, 2014.

As discussed in Note 2, the valuation of embedded derivatives in living benefit guarantees and equity indexed products incorporates many inputs. Significant unobservable inputs for living benefit guarantees include discounting, index volatility, mortality, lapse rates, wait period and benefit utilization, while significant unobservable inputs for equity indexed products include mortality, lapse rates and index volatility. For both products, the Company derives these inputs, which vary widely by product, attained age, policy duration, benefits in the money (living benefit guarantees only) and the existence of surrender charges, from current experience and industry data. The fair value for these benefits is calculated using the mean of discounted cash flows across numerous random scenarios, an approach that is commonly used by the insurance industry for this type of valuation. This process considers a broader range of assumptions than what would be found in a deterministic approach.

Living Benefit Guarantees

The following table summarizes significant unobservable inputs used for fair value measurements for living benefits liabilities classified as Level 3 as of December 31, 2014:

Unobservable Inputs	Range
Mortality	0.1% - 8%²
Lapse	0% - 35%
Wait period	0 yrs - 30 yrs³
Efficiency of benefit utilization[1]	65% -100%
Discount rate	See footnote 4
Index volatility	15% - 25%

1	The unobservable input is not applicable to GMABs.
2	Represents the mortality for the majority of business with living benefits, with policyholders ranging from 45 to 85.
3	A portion of the contractholders could never use the benefit, which would extend the range to an indeterminate period.
4	Incorporates the liquidity and non-performance risk adjustment. The liquidity spread takes into consideration market observables for spreads in illiquid assets. The non-performance risk adjustment reflects an additional spread over LIBOR determined by market observables for similarly rated public bonds.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the living benefits liability:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, benefit in-the-moneyness, tax status (i.e. qualified or non-qualified), interest rate levels and applicable surrender charges. All else being equal, policies that are in-the-money will have lower lapse rates than policies that are out-of-the-money, and policies that have a surrender charge present will have lower lapse rates than policies without a surrender charge.

The assumed wait period and the efficiency of utilization determine the timing and amount of living benefits withdrawals. These assumptions vary by the product type, age of the policyholder and policy duration. Many products have a bonus feature which enhances the guarantee on every policy anniversary for the first ten years so long as withdrawals have not commenced. All else being equal, policies commencing withdrawals at a time around the year ten bonus will have higher liability values than policies commencing withdrawals 20 years after issue or policies commencing withdrawals only one year after issue. In addition, policies that are assumed to withdraw the maximum permitted amount will have a higher liability value than a policy that is assumed to withdraw less than the maximum allowed amount.

A higher discount rate tends to decrease the value of the liability and a lower discount rate tends to increase the value of the liability.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

30

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Equity Indexed Products

The following table summarizes significant unobservable inputs used for fair value measurements for indexed universal life equity indexed products classified as Level 3 as of December 31, 2014:

Unobservable Inputs	Range
Mortality	0% - 4%¹
Lapse	0% - 10%
Index volatility	15% - 25%

1	Represents the mortality for the majority of business, with policyholders ranging from 0 to 75.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the equity indexed products:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, and applicable surrender charges. All else being equal, policies with a surrender charge present will have lower lapse rates than policies without a surrender charge.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

Separate Accounts

The Company’s separate account assets include an investment in a mutual fund with a non-readily determinable fair value. Net asset value has been used to estimate the fair value of this investment as a practical expedient. The investments are included in Level 3 as they may not be redeemed until the guarantee period expires in 2016. The investment strategy of this fund is to build a portfolio where the assets shall be sufficient to achieve a target portfolio value by the end of the guarantee period. The net asset value of this fund reported in separate account assets was $1.7 billion as of December 31, 2014 and 2013.

31

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2013:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$557	$1	$3	$561
Obligations of states, political subdivisions and foreign governments	63	1,900	—	1,963
Corporate public securities	1	18,705	79	18,785
Corporate private securities	—	3,791	803	4,594
Residential mortgage-backed securities	791	3,203	9	4,003
Commercial mortgage-backed securities	—	1,504	—	1,504
Other asset-backed securities	—	645	194	839

Total fixed maturity securities, available-for-sale, at fair value	$1,412	$29,749	$1,088	$32,249
Other investments at fair value[1]	64	357	45	466

Investments at fair value	$1,476	$30,106	$1,133	$32,715

Derivative instruments - assets	—	1,794	343	2,137
Separate account assets	80,647	1,339	2,083	84,069

Assets at fair value	$82,123	$33,239	$3,559	$118,921

Liabilities
Future policy benefits and claims:
Embedded derivatives on living benefits	$—	$—	$1,094	$1,094
Embedded derivatives on indexed products	—	—	(84)	(84)

Total future policy benefits and claims	$—	$—	$1,010	$1,010
Derivative instruments - liabilities	—	(2,178)	(5)	(2,183)

Liabilities at fair value	$—	$(2,178)	$1,005	$(1,173)

1	Other investments at fair value includes $31 million of trading securities as of December 31, 2013.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2013:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2012	$1,197	$62	$822	$2,025	$4,106	$(753)
Net gains (losses)
In operations[1]	(1)	(6)	(447)	58	(396)	1,758
In other comprehensive income	1	6	—	—	7	—
Purchases	115	5	129	—	249	—
Sales	(232)	(22)	(161)	—	(415)	—
Transfers into Level 3	142	—	—	—	142	—
Transfers out of Level 3	(134)	—	—	—	(134)	—

Balance as of December 31, 2013	$1,088	$45	$343	$2,083	$3,559	$1,005

1	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized gains (losses) included in operations on assets and liabilities still held as of the end of the year was $1.8 billion for future policy benefits and claims, $(297) million for derivative assets and $(6) million for other investments at fair value.
2	Non-binding broker quotes were utilized to determine a fair value of $924 million of total fixed maturity securities as of December 31, 2013.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

Transfers into and out of Level 3 during the year ended December 31, 2013 are primarily due to certain corporate private securities and other asset-backed securities, which changed pricing sources between broker quotes and independent pricing services. There were no transfers between Levels 1 and 2 during the year ended December 31, 2013.

32

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below.

	December 31, 2014				December 31, 2013
(in millions)	Carrying value	Fair value	Level 2	Level 3	Carrying value	Fair value	Level 2	Level 3
Assets
Investments:
Mortgage loans, net of allowance	$7,270	$7,616	$—	$7,616	$6,341	$6,481	$—	$6,481
Policy loans	$992	$992	$—	$992	$987	$987	$—	$987
Other investments	$60	$60	$—	$60	$43	$43	$—	$43

Liabilities
Investment contracts	$23,470	$21,742	$—	$21,742	$21,874	$20,436	$—	$20,436
Short-term debt	$660	$660	$—	$660	$278	$278	$—	$278
Long-term debt	$709	$1,069	$1,060	$9	$707	$1,004	$997	$7

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the consolidated balance sheets approximates fair value.

Other investments. Other investments not held at fair value consist of FHLB stock. The carrying amount reported in the consolidated balance sheets approximates fair value.

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

Short-term debt. The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt. The fair values for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.

(9)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

(in millions)	Retirement Plans	Individual Products & Solutions - Life and NBSG	Total
Balance as of December 31, 2012[1]	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2013[1]	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2014[1]	$25	$175	$200

1	The goodwill balances have not been previously impaired.

33

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(10)	Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block, as of the dates indicated:

	December 31,
(in millions)	2014	2013
Liabilities:
Future policyholder benefits	$1,669	$1,703
Policyholder funds and accumulated dividends	139	141
Policyholder dividends payable	22	23
Policyholder dividend obligation	152	113
Other policy obligations and liabilities	33	29

Total liabilities	$2,015	$2,009

Assets:
Fixed maturity securities, available-for-sale	$1,336	$1,320
Mortgage loans, net of allowance	272	257
Policy loans	149	157
Other assets	86	93

Total assets	$1,843	$1,827

Excess of reported liabilities over assets	172	182

Portion of above representing other comprehensive income:
Increase (decrease) in unrealized gain on fixed maturity securities, available-for-sale	$35	$(92)
Adjustment to policyholder dividend obligation	(35)	92

Total	$—	$—

Maximum future earnings to be recognized from assets and liabilities	$172	$182

Other comprehensive income:
Fixed maturity securities, available-for-sale:
Fair value	$1,336	$1,320
Amortized cost	1,216	1,235
Shadow policyholder dividend obligation	(120)	(85)

Net unrealized appreciation	$—	$—

34

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes closed block operations for the years ended:

	December 31,
(in millions)	2014	2013	2012
Revenues:
Premiums	$61	$66	$73
Net investment income	93	94	98
Realized investment gains	1	—	1
Realized losses credited to policyholder benefit obligation	(5)	(4)	(5)

Total revenues	$150	$156	$167

Benefits and expenses:
Policy and contract benefits	$124	$123	$134
Change in future policyholder benefits and interest credited to policyholder accounts	(34)	(29)	(27)
Policyholder dividends	43	44	50
Change in policyholder dividend obligation	(1)	3	(8)
Other expenses	2	(2)	1

Total benefits and expenses	$134	$139	$150

Total revenues, net of benefits and expenses, before federal income tax expense	$16	$17	$17
Federal income tax expense	6	6	6

Revenues, net of benefits and expenses and federal income tax expense	$10	$11	$11

Maximum future earnings from assets and liabilities:
Beginning of period	$182	$193	$204
Change during period	(10)	(11)	(11)

End of period	$172	$182	$193

Cumulative closed block earnings from inception through December 31, 2014, 2013 and 2012 were higher than expected as determined in the actuarial calculation. Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $32 million, $28 million and $21 million as of December 31, 2014, 2013 and 2012, respectively.

35

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(11)	Short-Term Debt

The Company classifies debt as short-term if the maturity date at inception is less than one year.

The following table summarizes the carrying value of short-term debt and weighted average annual interest rates, as of the dates indicated:

	December 31,
(in millions)	2014	2013
$600 million commercial paper program (0.20% and 0.24%, respectively)	$264	$278
$400 million revolving variable rate line of credit (1.57% and 0.00%, respectively)	396	—

Total short-term debt	$660	$278

In November 2014, the Company entered into a $400 million unsecured revolving promissory note and line of credit agreement with its parent company, NFS. Outstanding principal balances of the line of credit bear interest at the rate of six-month London Interbank Offered Rate (“LIBOR”) plus 1.25%. Interest is due and payable as of the last day of each interest period, as defined in the agreement, while there are outstanding principal balances. Under the terms of the agreement, the Company may borrow, repay and re-borrow advances under the line of credit at any time prior to the termination of the note, which, among other conditions, is November 2015, subject to automatic renewal for additional one year periods unless either party terminates the agreement. In February 2015, the Company repaid $200 million of the outstanding balance.

In March 2014, the Company renewed an agreement to extend its ability to borrow with the FHLB. This extension, which expires on March 27, 2015, allows the Company access to borrow up to $250 million, which would be collateralized by pledged securities. The Company had $8.5 billion and $4.3 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2014 and 2013, respectively. Additionally, as part of the agreement, NLIC purchased $25 million in capital stock with the FHLB.

NMIC, NFS, and NLIC have a $600 million revolving variable rate credit facility that matures on May 6, 2015. NLIC had no amounts outstanding under the facility as of December 31, 2014 and 2013.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2014 and 2013.

The terms of each debt instrument contain various restrictive covenants, including, but not limited to, minimum statutory surplus and minimum net worth requirements, and maximum debt to statutory surplus leverage ratio requirements, as defined in the agreements. The Company was in compliance with all covenants as of December 31, 2014 and 2013.

The amount of interest paid on short-term debt was immaterial in 2014, 2013 and 2012.

(12)	Long-Term Debt

The following table summarizes the carrying value of long-term debt, as of the dates indicated:

	December 31,
(in millions)	2014	2013
8.15% surplus note, due June 26, 2032, payable to NFS	$300	$300
7.50% surplus note, due December 17, 2031, payable to NFS	300	300
6.75% surplus note, due December 23, 2033, payable to NFS	100	100
Other	9	7

Total long-term debt	$709	$707

On December 31, 2010, Olentangy Reinsurance, LLC (“Olentangy”), a special purpose financial captive insurance company subsidiary of NLAIC domiciled in the State of Vermont, issued a variable funding surplus note due on December 31, 2040 to Nationwide Corporation, a majority-owned subsidiary of NMIC. In June 2013, the Company paid the outstanding balance of the surplus note. The Company made interest payments on the surplus note totaling $5 million during 2013 prior to the repayment of the outstanding balance. Payments of interest and principal under the notes require the prior approval of the State of Vermont.

The Company made interest payments to NFS on surplus notes totaling $54 million for the years ended December 31, 2014, 2013 and 2012. Payments of interest and principal under the notes require the prior approval of the ODI.

36

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(13)	Federal Income Taxes

The following table summarizes the components of federal income tax (benefit) expense for the years ended:

	December 31,
(in millions)	2014	2013	2012
Current tax expense (benefit)	$5	$(33)	$(144)
Deferred tax (benefit) expense	(152)	346	243

Total tax (benefit) expense	$(147)	$313	$99

The following table summarizes how the total federal income tax (benefit) expense differs from the amount computed by applying the U.S. federal income tax rate to net (loss) income for the years ended:

	December 31,
	2014		2013		2012
(in millions)	Amount	%	Amount	%	Amount	%
Rate reconciliation:
Computed (expected tax (benefit) expense)	$(46)	35%	$469	35%	$245	35%
Dividends received deduction	(87)	66%	(112)	(8)%	(75)	(11)%
Tax credits	(53)	41%	(82)	(6)%	(85)	(12)%
Other, net	39	(30)%	38	2%	14	2%

Total	$(147)	112%	$313	23%	$99	14%

The Company’s current federal income tax liability was $18 million and $13 million as of December 31, 2014 and 2013, respectively.

The Company made immaterial payments for the year ended December 31, 2014 and received refunds of $107 million and $95 million for the years ended 2013 and 2012, respectively.

During 2014 and 2013, the Company recorded a tax expense (benefit) of $16 million and $(13) million, respectively. These changes in estimates were primarily driven by differences in the Company’s separate account dividends received deduction (“DRD”) between the previous year’s estimate and the amount reported on the previous year’s tax return. No material changes in estimated income tax expense were recorded in 2012.

As of December 31, 2014, the Company had gross federal net operating loss carryforwards of $332 million, which expire in 2028. In addition, the Company had $147 million in low-income-housing credit carryforwards, which expire between 2024 and 2034, and $155 million in alternative minimum tax credit carryforwards, which have an unlimited carryforward. In addition, the Company had $53 million in foreign tax credit carryforwards which expire between 2019 and 2024. The Company expects to fully utilize all carryforwards.

37

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes the tax effects of temporary differences that gave rise to significant components of the net deferred tax liability included in other liabilities in the consolidated balance sheets, as of the dates indicated:

	December 31,
(in millions)	2014	2013
Deferred tax assets
Future policy benefits and claims	$1,274	$1,244
Tax credit carryforwards	355	352
Other	840	845

Gross deferred tax assets	$2,469	$2,441
Valuation allowance	(17)	(17)

Net deferred tax assets	$2,452	$2,424

Deferred tax liabilities
Deferred policy acquisition costs	$(1,113)	$(1,048)
Available-for-sale securities	(1,201)	(821)
Derivatives, including embedded derivatives	(267)	(600)
Other	(269)	(255)

Gross deferred tax liabilities	$(2,850)	$(2,724)

Net deferred tax liability	$(398)	$(300)

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

The following table is a rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties:

(in millions)	2014	2013	2012
Balance at beginning of period	$36	$36	$76
Additions for current year tax positions	3	2	(2)
Additions for prior years tax positions	—	—	25
Reductions for prior years tax positions	(1)	(2)	(63)

Balance at end of period	$38	$36	$36

The Company believes it is reasonably possible that the 2006 to 2010 IRS audit for the NLIC’s consolidated tax returns will be effectively settled within the next 12 months and as a result the liability for unrecognized tax benefits could decrease $15 million.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2005 tax year. In 2013, the IRS commenced an examination of the Company’s U.S. income tax returns for the years 2009 through 2010. Any adjustments that may result from IRS examination of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

38

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(14)	Statutory Financial Information

Statutory Results

The Company’s life insurance subsidiaries prepare their statutory financial statements in conformity with the statutory accounting practices prescribed and permitted by insurance regulatory authorities, subject to any deviations prescribed or permitted by the applicable state departments of insurance. Olentangy was granted a permitted practice from the State of Vermont that changed NLAIC’s valuation of this subsidiary by $66 million as of December 31, 2014 and 2013, which also allowed NLIC to admit additional deferred tax assets of $10 million as of December 31, 2014 and 2013. Statutory accounting practices focus on insurer solvency and differ materially from GAAP primarily due to charging policy acquisition and other costs to expense as incurred, establishing future policy benefits and claims reserves based on different actuarial assumptions, excluding certain assets from statutory admitted assets and valuing investments and establishing deferred taxes on a different basis.

The following table summarizes the statutory net income (loss) and statutory capital and surplus for the Company’s primary life insurance subsidiaries for the years ended:

	December 31,
(in millions)	2014	2013	2012
Statutory net income (loss)
NLIC	$341	$262	$764
NLAIC	$(122)	$(103)	$(54)

Statutory capital and surplus
NLIC	$4,408	$3,550	$3,837
NLAIC	$691	$534	$311

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribute cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year. During the years ended December 31, 2014 and 2013, NLIC did not pay any dividends to NFS. During the year ended December 31, 2012, NLIC paid a cash dividend of $40 million to NFS. As of January 1, 2015, NLIC has the ability to pay dividends to NFS totaling $441 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

Regulatory Risk-Based Capital

The National Association of Insurance Commissioners’ (“NAIC”) Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. NLIC, NLAIC and Olentangy each exceeded the minimum RBC requirements for all periods presented.

39

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(15)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, employee benefit plans, office space cost sharing arrangements, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed. For the years ended December 31, 2014, 2013 and 2012, the Company made payments to NMIC and NSC totaling $275 million, $277 million and $283 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.3 billion as of December 31, 2014 and 2013. Total revenues from these contracts were $131 million, $137 million and $140 million for the years ended December 31, 2014, 2013 and 2012, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $109 million for the years ended December 31, 2014 and 2013, and $113 million for the year ended December 31, 2012. The terms of these contracts are materially consistent with what the Company offers to unaffiliated parties.

The Company has a cost sharing arrangement with NMIC to occupy office space. The Company made payments to NMIC of $16 million for the years ended December 31, 2014 and 2013, and $15 million for the year ended December 31, 2012. In addition, an affiliate of NMIC has a cost sharing arrangement with the Company to occupy office space.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2014, 2013 and 2012 were $208 million, $179 million and $161 million, respectively, while benefits, claims and expenses ceded during these years were $217 million, $178 million and $167 million, respectively.

Funds of Nationwide Funds Group (“NFG”), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2014 and 2013, customer allocations to NFG funds totaled $58.1 billion and $53.2 billion, respectively. For the years ended December 31, 2014, 2013 and 2012, NFG paid the Company $185 million, $163 million and $144 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $636 million and $228 million as of December 31, 2014 and 2013, respectively.

Refer to Note 12 for discussion of variable funding surplus note between Olentangy Reinsurance, LLC and Nationwide Corporation.

Nationwide Bank has a line of credit agreement with NLIC that allows the Bank access to borrow up to $50 million from NLIC. The borrowing rate on the line of credit is equal to the daily Prime Rate. The Bank had no amounts outstanding under this agreement as of December 31, 2014 and 2013.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates were $57 million for the year ended December 31, 2014, and $54 million for the years ended December 31, 2013 and 2012.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC. As of December 31, 2014 and 2013, the Company had notes receivable outstanding of $142 million and $146 million, respectively.

40

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(16)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company’s legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. These matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings could also affect the outcome of one or more of the Company’s litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company’s consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company’s consolidated financial position or results of operations in a particular quarter or annual period.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the U.S. Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. The financial services industry has been the subject of increasing scrutiny in connection with a broad spectrum of regulatory issues; with respect to all such scrutiny directed at the Company and/or its affiliates, the Company is cooperating with regulators. The Company will cooperate with NMIC insofar as any inquiry, examination or investigation encompasses NMIC’s operations.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (“ERISA”) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks damages in an amount equivalent to some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief and attorneys’ fees. On November 6, 2009, the Court granted the plaintiffs’ motion for class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009 order granting class certification and remanded the case back to the District Court for further consideration. On September 6, 2013, the District Court granted the plaintiffs’ motion for class certification. On December 11, 2014, the plaintiffs filed a seventh amended complaint adding another sub class of defendants that held trust platform products. On December 11, 2014, the plaintiffs filed a motion for preliminary approval of settlement. On January 5, 2015, the Court signed the Order Preliminarily Approving Settlement and Approving Form and Manner of Notice. A Fairness Hearing has been set for March 31, 2015. NLIC has made adequate provision for all probable and reasonably estimable losses associated with this settlement.

Lehman Brothers Holdings, Inc. (Debtors) and Giddens, James v NLIC and NMIC, et al. In 2012, the Plaintiff, Debtor in Possession Lehman Brothers Special Financing, Inc., filed a class action in the United States Bankruptcy Court for the Southern District of New York seeking the recovery of certain assets from approximately 200 defendants, including NLIC and NMIC (the “Distributed Action”). The claims against NLIC and NMIC arise from the bankruptcy filings in 2008 of the Plaintiff and its parent company, Lehman Brothers Holding, Inc., which triggered the early termination of two collateralized debt obligation transactions, resulting in payments to NLIC and NMIC. The Plaintiff seeks to have certain sums returned to the bankruptcy estate in addition to prejudgment interest and costs. In 2013, Plaintiff sent correspondence to all defendants inviting settlement discussions and served NMIC and NLIC with a “SPV Derivatives ADR Notice,” formally starting the Alternative Dispute Resolution process. NMIC and NLIC responded, taking part in the ADR process, including a mediation. On July 17, 2014, the parties reached a settlement of this matter. On December 8, 2014, the settlement agreements were finalized and executed. Nationwide has issued the settlement payment, was dismissed from the case with prejudice on December 31, 2014, and this matter will shortly be closed.

41

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

Tax Matters

The Company’s federal income tax returns are routinely audited by the IRS. The Company has established tax reserves as described in Note 2. The Company believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

(17)	Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended:

	December 31,
(in millions)	2014	2013	2012
Premiums
Direct	$1,178	$1,015	$890
Assumed from other companies	—	—	—
Ceded to other companies	(347)	(291)	(255)

Net	$831	$724	$635

Life, accident and health insurance in force
Direct	$241,936	$228,095	$216,002
Assumed from other companies	5	6	5
Ceded to other companies	(59,588)	(58,310)	(59,895)

Net	$182,353	$169,791	$156,112

Amounts recoverable under reinsurance contracts totaled $704 million, $675 million and $684 million as of December 31, 2014, 2013 and 2012, respectively, and are included in other assets in the consolidated balance sheets.

(18)	Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Products and Solutions-Annuity (formerly named Individual Investments), Retirement Plans, Individual Products and Solutions-Life and NBSG (formerly named Individual Protection) and Corporate and Other.

The primary segment profitability measure that management uses is a non-GAAP financial measure called pre-tax operating earnings (loss), which is calculated by adjusting income before federal income taxes to exclude: (1) net realized investment gains and losses, except for operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts); (2) the adjustment to amortization of DAC and other related expenses related to net realized investment gains and losses; and (3) net losses attributable to noncontrolling interest.

Due to a change in the manner in which we view our reportable segments, certain prior period amounts have been restated.

42

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Individual Products and Solutions-Annuity

The Individual Products & Solutions - Annuity segment consists of individual annuity products marketed under the Nationwide DestinationSM and other Nationwide-specific or private label brands. Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while deferred fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period and/or for the owner’s lifetime without future access to the original investment. The majority of assets and recent sales for the Individual Products & Solutions - Annuity segment consist of deferred variable annuities.

Retirement Plans

The Retirement Plans segment is comprised of the private and public sector retirement plans businesses. The private sector business primarily includes Internal Revenue Code (“IRC”) Section 401 qualified plans funded through fixed and variable group annuity contracts issued through NLIC. The public sector business primarily includes IRC Section 457 (b) and Section 401(a) governmental plans, both in the form of full-service arrangements that provide plan administration along with fixed and variable group annuities, as well as administration-only business. Across the public and private sector business Nationwide Investment Advisors managed account services are also available. The Retirement Plans segment also includes stable value wrap products and solutions.

Individual Products and Solutions-Life and NBSG

The Individual Products & Solutions - Life and NBSG segment consists of life insurance products, including individual variable universal life, COLI and BOLI products, traditional life insurance products, fixed universal life insurance products and indexed universal life insurance products. Life insurance products provide a death benefit and, for certain products, allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes non-operating realized gains and losses and related amortization, including mark-to-market adjustments on embedded derivatives, net of economic hedges, related to products with living benefits included in the Individual Products & Solutions - Annuity segment, other-than-temporary impairment losses, and other revenues and expenses not allocated to other segments. Additionally, this segment includes the funding agreements with the FHLB, as well as the medium-term note (“MTN”) program that concluded in the fourth quarter of 2012.

43

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following tables summarize the Company’s business segment operating results for the years ended:

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions- Life and NBSG	Corporate and Other	Total
December 31, 2014
Revenues:
Policy charges	$1,175	$107	$783	$—	$2,065
Premiums	518	—	284	29	831
Net investment income	546	750	565	39	1,900
Non-operating net realized investment losses, including other-than-temporary impairment losses[1]	—	—	—	(1,051)	(1,051)
Other revenues[2]	(38)	—	12	10	(16)

Total revenues	$2,201	$857	$1,644	$(973)	$3,729
Benefits and expenses:
Interest credited to policyholder accounts	$370	$482	$231	$13	$1,096
Benefits and claims	828	—	644	30	1,502
Amortization of DAC	120	(28)	122	(7)	207
Other expenses, net of deferrals	300	153	348	254	1,055

Total benefits and expenses	$1,618	$607	$1,345	$290	$3,860

Income before federal income taxes and noncontrolling interests	$583	$250	$299	$(1,263)	$(131)

Less: non-operating net realized investment losses, including other-than-temporary impairment losses[1]	—	—	—	1,051
Less: adjustment to amortization of DAC and other related expenses related to net realized investment gains and losses	—	—	—	(11)
Less: net loss attributable to noncontrolling interest	—	—	—	94

Pre-tax operating earnings (loss)	$583	$250	$299	$(129)

Assets as of year end	$72,429	$30,744	$29,322	$11,029	$143,524

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
2	Includes operating items discussed above.

44

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions- Life and NBSG	Corporate and Other	Total
December 31, 2013
Revenues:
Policy charges	$1,021	$101	$727	$—	$1,849
Premiums	416	—	282	26	724
Net investment income	546	743	544	16	1,849
Non-operating net realized investment gains, including other-than-temporary impairment losses[1]	—	—	—	783	783
Other revenues[2]	(109)	—	6	15	(88)

Total revenues	$1,874	$844	$1,559	$840	$5,117
Benefits and expenses:
Interest credited to policyholder accounts	$377	$473	$213	$4	$1,067
Benefits and claims	694	—	636	24	1,354
Amortization of DAC	185	(2)	125	66	374
Other expenses, net of deferrals	295	151	347	188	981

Total benefits and expenses	$1,551	$622	$1,321	$282	$3,776

Income before federal income taxes and noncontrolling interests	$323	$222	$238	$558	$1,341
Less: non-operating net realized investment gains, including other-than-temporary impairment losses[1]	—	—	—	(783)
Less: adjustment to amortization of DAC and other related expenses related to net realized investment gains and losses	—	—	—	70
Less: net loss attributable to noncontrolling interest	—	—	—	82

Pre-tax operating earnings (loss)	$323	$222	$238	$(73)

Assets as of year end	$68,805	$29,904	$27,183	$7,553	$133,445

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
2	Includes operating items discussed above.

45

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions- Life and NBSG	Corporate and Other	Total
December 31, 2012
Revenues:
Policy charges	$899	$94	$677	$—	$1,670
Premiums	334	—	274	27	635
Net investment income	551	736	534	4	1,825
Non-operating net realized investment gains, including of other-than-temporary impairment losses[1]	—	—	—	427	427
Other revenues[2]	(124)	—	—	23	(101)

Total revenues	$1,660	$830	$1,485	$481	$4,456
Benefits and expenses:
Interest credited to policyholder accounts	$375	$457	$199	$7	$1,038
Benefits and claims	613	—	588	26	1,227
Amortization of DAC	185	14	150	226	575
Other expenses, net of deferrals	266	164	307	180	917

Total benefits and expenses	$1,439	$635	$1,244	$439	$3,757

Income before federal income taxes and noncontrolling interests	$221	$195	$241	$42	$699
Less: non-operating net realized investment gains, including other-than-temporary impairment losses[1]	—	—	—	(427)
Less: adjustment to amortization of DAC and other related expenses related to net realized investment gains and losses	—	—	—	243
Less: net loss attributable to noncontrolling interest	—	—	—	61

Pre-tax operating earnings (loss)	$221	$195	$241	$(81)

Assets as of year end	$58,707	$27,842	$25,301	$8,320	$120,170

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
2	Includes operating items discussed above.

46

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I        Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2014 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities, available-for-sale:
Bonds:
U.S. government and agencies	$448	$527	$527
Obligations of states, political subdivisions and foreign governments	1,966	2,285	2,285
Public utilities	2,969	3,228	3,228
All other corporate, mortgage-backed and asset-backed securities	27,815	29,378	29,378

Total fixed maturity securities, available-for-sale	$33,198	$35,418	$35,418
Equity securities, available-for-sale:
Common stocks:
Industrial, miscellaneous and all other	$6	$16	$16
Nonredeemable preferred stocks	—	5	5

Total equity securities, available-for-sale	$6	$21	$21
Trading assets	20	21	21
Mortgage loans, net of allowance	7,296		7,270	[1]
Policy loans	992		992
Other investments	780		780
Short-term investments	935		935

Total investments	$43,227		$45,437

1	Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans (see Note 6 to the audited consolidated financial statements).

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

47

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III        Supplementary Insurance Information

As of December 31, 2014, 2013 and 2012 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2014
IPS - Annuity	$2,495	$12,619			$518
Retirement Plans	216	14,905			—
IPS - Life and NBSG	1,717	10,763			284
Corporate and Other	(365)	2,443			29

Total	$4,063	$40,730			$831

2013
IPS - Annuity	$2,214	$10,985			$416
Retirement Plans	179	14,313			—
IPS - Life and NBSG	1,557	10,068			282
Corporate and Other	(172)	1,399			26

Total	$3,778	$36,765			$724

2012
IPS - Annuity	$2,110	$12,214			$334
Retirement Plans	168	13,628			—
IPS - Life and NBSG	1,442	9,564			301
Corporate and Other	(471)	748			—

Total	$3,249	$36,154			$635

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses[2]	Premiums written
2014
IPS - Annuity	$546	$1,198	$120	$300
Retirement Plans	750	482	(28)	153
IPS - Life and NBSG	565	875	122	348
Corporate and Other	39	43	(7)	254

Total	$1,900	$2,598	$207	$1,055

2013
IPS - Annuity	$546	$1,071	$185	$295
Retirement Plans	743	473	(2)	151
IPS - Life and NBSG	544	849	125	347
Corporate and Other	16	28	66	188

Total	$1,849	$2,421	$374	$981

2012
IPS - Annuity	$551	$988	$185	$266
Retirement Plans	736	457	14	164
IPS - Life and NBSG	536	787	150	307
Corporate and Other	2	33	226	180

Total	$1,825	$2,265	$575	$917

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2	Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

48

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV        Reinsurance

As of December 31, 2014, 2013 and 2012 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2014
Life, accident and health insurance in force	$241,936	$(59,588)	$5	$182,353	—
Premiums:
Life insurance[1]	$888	$(57)	$—	$831	—
Accident and health insurance	290	(290)	—	—	—

Total	$1,178	$(347)	$—	$831	—

2013
Life, accident and health insurance in force	$228,095	$(58,310)	$6	$169,791	—
Premiums:
Life insurance[1]	$783	$(59)	$—	$724	—
Accident and health insurance	232	(232)	—	—	—

Total	$1,015	$(291)	$—	$724	—

2012
Life, accident and health insurance in force	$216,002	$(59,895)	$5	$156,112	—
Premiums:
Life insurance[1]	$701	$(66)	$—	$635	—
Accident and health insurance	189	(189)	—	—	—

Total	$890	$(255)	$—	$635	—

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

49

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2014, 2013 and 2012 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2014
Valuation allowances - mortgage loans	$35	$(8)	$—	$1	$26

2013
Valuation allowances - mortgage loans	$44	$(4)	$—	$5	$35

2012
Valuation allowances - mortgage loans	$60	$1	$—	$17	$44

1	Amounts generally represent payoffs, sales and recoveries.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

50

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a)	Financial Statements
Nationwide Variable Account-9:
Report of Independent Registered Public Accounting Firm.
Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2014.
Statement of Operations for the year ended December 31, 2014.
Statements of Changes in Contract Owners Equity for the years ended December 31, 2014 and 2013.
Notes to Financial Statements.
Nationwide Life Insurance Company and subsidiaries:
Report of Independent Registered Public Accounting Firm.
Consolidated Statements of Operations for the years ended December 31, 2014, 2013 and 2012.
Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2014, 2013 and 2012.
Consolidated Balance Sheets as of December 31, 2014 and 2013.
Consolidated Statements of Changes in Equity as of December 31, 2014, 2013 and 2012.
Consolidated Statements of Cash Flows for the years ended December 31, 2014, 2013 and 2012.
Notes to Consolidated Financial Statements.
Financial Statement Schedules.
(b)	Exhibits
(1)	Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed previously on June 4, 1998 with initial registration statement (File No. 333-56073) and is hereby incorporated by reference.
(2)	Not Applicable
(3)	Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter - Filed previously on June 4, 1998 with initial Registration Statement (File No. 333-56073) and is hereby incorporated by reference.
Underwriting or Distribution of Contracts between the Depositor and SDI as Principal Underwriter - Filed previously on June 4, 1998 with initial Registration Statement (File No.333-56073) and hereby incorporated by reference.
(4)	The form of the variable annuity contract – Filed previously on June 4, 1998 with initial Registration Statement (File No. 333-56073) and is hereby incorporated by reference.
(5)	Variable Annuity Application – Filed previously on June 4, 1998 with initial Registration Statement (File No. 333-56073) and is hereby incorporated by reference.
(6)	Depositor's Certificate of Incorporation and By-Laws.
(a)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
(b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
(c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.
(7)	Not applicable.
(8)	Form of Participation Agreements –

The following Fund Participation Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.
(1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003, under document "aimfpa99h1.htm"
(2)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, under document "amcentfpa99h2"
(3)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document "dreyfusfpa99h3.htm"
(4)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp. dated April 1, 2006, as amended, under document "fedfpa99h4.htm"
(5)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document "fidifpa99h5.htm"
(6)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund II dated July 15, 1989, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document "fidiifpa99h6.htm"
(7)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. dated May 1, 2003; as amended, under document "frankfpa99h8.htm"
(8)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999, under document "janusfpa99h9a.htm"
(9)	Fund Participation Agreement, Service II Shares, with Janus Aspen Series, dated May 5, 2002, under document "janusfpa99h9b.htm"
(10)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended, under document "nwfpa99h12a.htm"
(11)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company, dated May 1, 2007, as amended, under document "nwfpa99h12b.htm"
(12)	Fund Participation Agreement with Neuberger Berman Advisers Management Trust / Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust) dated January 1, 2006, under document "neuberfpa99h13.htm"
(13)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, under document "oppenfpa99h14.htm"
(14)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc. dated October 1, 2002, as amended, under document "trowefpa99h15.htm"
(15)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc., and Morgan Stanley Investment Management, Inc. dated February 1, 2002, as amended, under document "univfpa99h16.htm"
The following Fund Participation Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit 26(h), and are hereby incorporated by reference.
(16)	Amended and Restated Fund Participation Agreement with Alliance Capital Management L.P. and Alliance Bernstein Investment Research and Management, Inc., dated June 1, 2003, under document "alliancebernsteinfpa.htm".
(17)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.) as amended, dated April 13, 2004, as document "blackrockfpa.htm".
(18)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, as amended, dated March 28, 2002, as document "pimcofpa.htm".
(19)	Fund Participation Agreement with Royce & Associates, Inc., as amended, dated February 14, 2002, as document "roycefpa.htm".

(20)	Fund Participation Agreement Van Eck Investment Trust, Van Eck Associates Corporation, Van Eck Securities Corporation dated September 1, 1989, as amended, as document "vaneckfpa.htm".
(21)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc., dated December 1, 2000, as document "waddellreedfpa.htm".
(22)	Fund Participation Agreement with Wells Fargo Management, LLC, Stephens, Inc. dated November 15, 2004, as amended, as document "wellsfargofpa.htm".
The following Fund Participation Agreement was previously filed on April 22, 2008 with post-effective amendment number 21 of registration statement (033-60063) under Exhibit 24(b), and are hereby incorporated by reference.
(23)	Fund Participation Agreement with Security Distributors, Inc., and Security Benefit Life Insurance Company, dated June 9, 2006, as document "sbl_fpa.htm".
The following Fund Participation Agreement was previously filed on April 30, 2008 with post-effective amendment number 42 of registration statement (333-59517) under Exhibit 24(b), and is hereby incorporated by reference.
(24)	Fund Participation Agreement with J.P. Morgan Series Trust II, dated February 18, 2003, as document "jpmorganfpa.htm".
The following Fund Participation Agreement was previously filed on April 12, 2011 with post-effective amendment number 43 of registration statement (333-43671) under Exhibit 26(h), and is hereby incorporated by reference.
(25)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co., dated December 22, 1998, as document "goldmansachsfpa.htm".
The following Fund Participation Agreement was previously filed on April 18, 2008, with Post-Effective Amendment No. 20 to the registration statement associated with 1933 Act File No. 333-62692 under Exhibit 24(b), and is hereby incorporated by reference.
(26)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc., dated September 10, 2001, as document "rydexfundpartagreement.htm."
The following Fund Participation Agreement was previously filed on April 12, 2011, with Post-Effective Amendment No. 43 to the registration statement associated with 1933 Act File No. 333-43671 under Exhibit 24(b), and is hereby incorporated by reference.
(27)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008, as document " delawarefpa.htm."
The following Fund Participation Agreement was previously filed on April 16, 2015, with Post-Effective Amendment No. 15 to the registration statement associated with 1933 Act File No. 333-149213 under Exhibit 24(b), and is hereby incorporated by reference.
(28)	Fund Participation Agreement among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc., dated May 2, 2011, as document "mfsfpa.htm."
For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.
(9)	Opinion of Counsel - Filed previously on June 4, 1998 with initial Registration Statement (File No. 333-56073) and is hereby incorporated by reference.
(10)	Consent of Independent Registered Public Accounting Firm - Attached hereto.
(11)	Not Applicable
(12)	Not Applicable
(99)	Power of Attorney - Attached hereto.

Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Legal and Governance Officer	Patricia R. Hatler
Senior Vice President-President, Nationwide Growth Solutions	Terri L. Hill
Executive Vice President-Chief Marketing Officer	Matthew Jauchius
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President	Harry H. Hallowell
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Chief Compliance Officer	Sandra L. Rich
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-CIO Enterprise Applications	Michael A. Richardson
Senior Vice President-CIO NF Systems	Susan J. Gueli
Senior Vice President-NW Retirement Plans and Director	John L. Carter
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President-IT Chief Financial Officer and Chief Procurement Officer	Andrew Walker
Senior Vice President-CIO CL & Agency	Tammy Craig
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President-Nationwide Financial Network	Peter A. Golato
Senior Vice President-NFS Legal	Rae Ann Dankovic
Senior Vice President-NF Distribution and Sales	David L. Giertz
Senior Vice President-NI Brand Marketing	Jennifer M. Hanley
Senior Vice President-President-Nationwide Bank	J. Lynn Anderson
Director	Stephen S. Rasmussen
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware	The company is an insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Retirement Solutions, Inc. of Arizona	Arizona	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions Insurance Agency, Inc.	Massachusetts	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio, Inc.[1]	Ohio	The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas, Inc.[1]	Texas	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a registered broker-dealer.
Nationwide Bank	Federal	This is a federally chartered savings bank supervised by the Office of the Office of the Comptroller of the Currency to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners' Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company[2]	Ohio	A stock corporation. The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Life Reo Holdings, LLC[3]	Ohio	The company is an investment holding company.
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-A2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-B2,3	Ohio	A separate account issuing variable life insurance policies.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Registered Investment Advisors Services, Inc.[3]	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[3,4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of March 9, 2015, was 11,494 and 1,054 respectively.
Item 28. Indemnification
Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
(a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2

Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-A
Nationwide Variable Account-9	Nationwide VL Separate Account-C
Nationwide Variable Account-10	Nationwide VL Separate Account-D
Nationwide Variable Account-11	Nationwide VL Separate Account-G
Nationwide Variable Account-12	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-13	Nationwide Provident VA Separate Account A
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account 1
Nationwide VA Separate Account-A	Nationwide Provident VLI Separate Account A
Nationwide VA Separate Account-B	Nationwide VA Separate Account-D
(b)	Directors and Officers of NISC:

President	Robert O. Cline
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Assistant Secretary	Parag H. Shah
Associate Vice President-NFS Distribution Compliance	Valerie Hamilton
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Vice President and Treasurer	John A. Reese
Assistant Treasurer	J. Morgan Elliott
Director	John L. Carter
Director	Eric S. Henderson
Director	David L. Giertz
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Security Distributors, Inc. ("SDI")
(a)	Security Distributors, Inc. ("SDI"), a subsidiary of Security Benefit Corporation, serves as principal underwriter and general distributor for contracts issued by the following separate investment accounts of Nationwide Life Insurance Company:

Nationwide Multi-Flex Variable Account
Nationwide Variable Account-9

SDI also acts as principal underwriter and general distributor for contracts issued by the following separate investment accounts of Security Benefit Life Insurance Company:
SBL Variable Annuity Account I
SBL Variable Annuity Account III
SBL Variable Annuity Account IV
SBL Variable Life Insurance Account (Varilife)
Security Varilife Separate Account (Security Elite Benefit)
Security Varilife Separate Account (Security Varilife)
Variable Annuity Account VIII (Variflex Extra Credit)
Variable Annuity Account VIII (Variflex LS)
Variable Annuity Account VIII (Variflex Signature)
Variable Annuity Account IX
Variable Annuity Account XI (Scarborough Advantage Variable Annuity)
SBL Variable Annuity Account XIV (AdvisorDesigns Variable Annuity)
SBL Variable Annuity Account XIV (AEA Variable Annuity)
SBL Variable Annuity Account XIV (AdvanceDesigns Variable Annuity)
SBL Variable Annuity Account XIV (EliteDesigns Variable Annuity)
SBL Variable Annuity Account XIV (NEA Valuebuilder)
SBL Variable Annuity Account XIV (NEA Valuebuilder Retirement Income Director Variable Annuity)
SBL Variable Annuity Account XIV (SecureDesigns Variable Annuity)
SBL Variable Annuity Account XIV (Security Benefit Advisor Variable Annuity)
SBL Variable Annuity Account XVII (Classic Strategies Variable Annuity)
SBL Variable Annuity Account XVII (ThirdFed Variable Annuity)
Parkstone Advantage Variable Annuity
Variflex Separate Account (Variflex)
Variflex Separate Account (Variflex ES)
And of First Security Benefit Life Insurance and Annuity Company of New York:
Variable Annuity Account A (EliteDesigns Variable Annuity)
Variable Annuity Account A (AdvisorDesigns Variable Annuity)
Variable Annuity Account B (SecureDesigns Variable Annuity)
Variable Annuity Account B (AdvanceDesigns Variable Annuity)
(b)	Directors and Officers of SDI:

Michael K. Reidy	President and Chairman of the Board
Jeff Hunter	Treasurer
Justin Jacquinot	Senior Vice President, Direct Relationships
Kurt E. Auleta	Vice President and Director
James J. Kiley	Vice President, Education Markets
Paula K. Dell	Vice President
Christopher D. Swickard	Vice President, Secretary and Director
Kevin M. Watt	Vice President
Donald A. Wiley	Vice President
James R. Schmank	Vice President
Mark Turner	Vice President
Yolande C. Nichols	Chief Compliance Officer

SDI's principal business address is One Security Benefit Place, Topeka, Kansas 66636-0001, except as indicated.
(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Security Distributors, Inc.	$310,288	$0	$0	$0

Item 30. Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:
(a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
(b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 16, 2015.
Nationwide Variable Account-9
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 16, 2015.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President – Nationwide Retirement Plans and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact